As filed with the Securities and Exchange Commission on March 26, 2008
                                                 Commission File Nos. 333-119656
                                                                       811-08664

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 9             |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 150                         |X|

                                 --------------
                      Jackson National Separate Account - I
                           (Exact Name of Registrant)
                                 --------------

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on March 31, 2008, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

                             PERSPECTIVESM L SERIES

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
             JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT - I


THE DATE OF THIS PROSPECTUS IS MARCH 31, 2008, which states the information about the separate account, the Contract, and Jackson National Life Insurance Company ("JacksonSM") you should know before investing. THIS PROSPECTUS PROVIDES A DESCRIPTION OF THE MATERIAL RIGHTS AND OBLIGATIONS UNDER THE CONTRACT. YOUR CONTRACT AND ANY ENDORSEMENTS ARE THE FORMAL CONTRACTUAL AGREEMENT BETWEEN YOU AND THE COMPANY. IT IS IMPORTANT THAT YOU READ THE CONTRACT AND ENDORSEMENTS, WHICH REFLECT STATE OR OTHER VARIATIONS. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information ("SAI") dated March 31, 2008 that is available upon request without charge. To obtain a copy, contact us at our:


                             ANNUITY SERVICE CENTER
                                 P.O. BOX 17240
                           DENVER, COLORADO 80217-9959
                                 1-800-766-4683
                                   WWW.JNL.COM

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.


In addition, three new optional Guaranteed Minimum Withdrawal Benefits, SafeGuard Max, LifeGuard Freedom and LifeGuard Freedom with Joint Option, may not yet have been approved for sale in your state. In the event these optional benefits are not yet approved in your state, the following Guaranteed Minimum Withdrawal Benefits available prior to March 31, 2008, will continue to be available to you: SafeGuard 7 Plus, LifeGuard Advantage, LifeGuard Ascent and LifeGuard Ascent with Joint Option. In all other states, SafeGuard Max, LifeGuard Freedom and LifeGuard Freedom with Joint Option will replace these previously available Guaranteed Minimum Withdrawal Benefits. The representative assisting you will advise you whether an optional benefit is available and which one remains available to you. You or your representative may contact our Annuity Service Center to see whether and which new optional benefits have been approved for sale in your state.


Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.


The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 240. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission ("SEC") about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.


--------------------------------------------------------------------------------
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONTRACT MAKES AVAILABLE FOR ALLOCATION FIXED AND VARIABLE OPTIONS. THE VARIABLE OPTIONS ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):
--------------------------------------------------------------------------------

JNL SERIES TRUST

JNL/AIM INTERNATIONAL GROWTH FUND
   (FORMERLY, JNL/JPMORGAN INTERNATIONAL EQUITY FUND)
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
   (FORMERLY, JNL/FI BALANCED FUND)
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
   (FORMERLY, JNL/SELECT GLOBAL GROWTH FUND)
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
   (FORMERLY, JNL/SELECT LARGE CAP GROWTH FUND)
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value
Fund JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMORGAN MIDCAP GROWTH FUND
   (FORMERLY, JNL/FI MID-CAP EQUITY FUND)
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/LAZARD MID CAP EQUITY FUND
   (FORMERLY, JNL/LAZARD MID CAP VALUE FUND)
JNL/LAZARD SMALL CAP EQUITY FUND
   (FORMERLY, JNL/LAZARD SMALL CAP VALUE FUND)
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM ASIA EX-JAPAN FUND
JNL/PAM CHINA-INDIA FUND
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM AMERICA CORE EQUITY FUND
   (FORMERLY, JNL/PUTNAM EQUITY FUND)
JNL/PPM America High Yield Bond Fund
JNL/PPM AMERICA MID CAP VALUE FUND
JNL/PPM AMERICA SMALL CAP VALUE FUND
JNL/PPM America Value Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P COMPETITIVE ADVANTAGE FUND
JNL/S&P DIVIDEND INCOME & GROWTH FUND
JNL/S&P INTRINSIC VALUE FUND JNL/S&P TOTAL YIELD FUND JNL/S&P 4 FUND

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
   (FORMERLY, JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND)
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
   (FORMERLY, JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND) JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management
JNL 5 Fund JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management
JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

UNDERSCORED ARE THE FUNDS THAT ARE NEWLY AVAILABLE OR RECENTLY UNDERWENT NAME CHANGES, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THESE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.


                                                   TABLE OF CONTENTS

GLOSSARY.................................................................................................     2

KEY FACTS................................................................................................     3


FEES AND EXPENSES TABLES.................................................................................     5

EXAMPLE..................................................................................................    18

THE ANNUITY CONTRACT.....................................................................................    21

JACKSON..................................................................................................    22

THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT.................................................................    22

THE SEPARATE ACCOUNT.....................................................................................    24

INVESTMENT DIVISIONS.....................................................................................    24

CONTRACT CHARGES.........................................................................................    37

DISTRIBUTION OF CONTRACTS................................................................................    61

PURCHASES................................................................................................    63

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS.............................................................    70

TELEPHONE AND INTERNET TRANSACTIONS......................................................................    71

ACCESS TO YOUR MONEY.....................................................................................    72

INCOME PAYMENTS (THE INCOME PHASE).......................................................................    214

DEATH BENEFIT............................................................................................    221

TAXES....................................................................................................    228

OTHER INFORMATION........................................................................................    232

PRIVACY POLICY...........................................................................................    234

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.............................................    240


APPENDIX A (about Dow Jones).............................................................................    A-1

APPENDIX B (Contract Enhancement Recapture Charges)......................................................    B-1

APPENDIX C (Broker-Dealer Support).......................................................................    C-1

APPENDIX D (GMAB Prospectus Examples)....................................................................    D-1

APPENDIX E (GMWB Prospectus Examples)....................................................................    E-1


APPENDIX F (LifeGuard Select GMWB and LifeGuard Select with Joint Option GMWB Transfer of Assets             F-1
Methodology).............................................................................................


APPENDIX G (FutureGuard 6 GMIB Prospectus Examples)......................................................    G-1

APPENDIX H (Accumulation Unit Values)....................................................................    H-1


                                    GLOSSARY

THESE TERMS ARE CAPITALIZED  WHEN USED  THROUGHOUT THIS PROSPECTUS  BECAUSE
THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on Contract Value is required to be allocated for a specific which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT  ANNIVERSARY - each one-year  anniversary of the Contract's  Issue
Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.

CONTRACT   MONTH  -  the  period  of  time  between   consecutive   monthly
anniversaries of the Contract's Issue date.

CONTRACT MONTHLY ANNIVERSARY - each one-month anniversary of the Contract's Issue Date.

CONTRACT QUARTER - the period of time between consecutive three-month anniversaries of the Contract's Issue Date.

CONTRACT QUARTERLY ANNIVERSARY - each three-month anniversary of the Contract's Issue Date.

CONTRACT VALUE - the sum of the allocations between the Contract's Investment Divisions, Fixed Account and Guaranteed Minimum Withdrawal Benefit
(GMWB) Fixed Account.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

EXCESS INTEREST ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the specified period.

FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of Fixed Account Options and the Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account.

FIXED ACCOUNT CONTRACT VALUE - the sum of the allocations between the Contract's Fixed Account Options and Guaranteed Minimum Accumulation Benefit
(GMAB) Fixed Account.

FIXED ACCOUNT OPTION - a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value allocated to the Fixed Account and the GMWB Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FIXED ACCOUNT - part of our Fixed Account within the General Account to which, if you elect the GMAB, a certain percentage Contract Value is required to be allocated for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period. the Contract Value allocated to the GMAB Fixed Account will earn a stated rate of return over the Guarantee Period subject to certain possible adjustments

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED ACCOUNT - part of our General Account to and from which, if you elect the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, automatic transfers of your Contract Value may be required according to non-discretionary formulas. The Contract Value allocated to the GMWB Fixed Account will earn a stated rate of return over a specified period.

GMWB FIXED ACCOUNT CONTRACT VALUE - the sum of the allocation to the Contract's GMWB Fixed Account.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

JACKSON, JNL, WE, OUR, OR US - Jackson National Life Insurance Company. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

SEPARATE ACCOUNT - Jackson National Separate Account - I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

SEPARATE ACCOUNT CONTRACT VALUE - the sum of the allocations between the Contract's Investment Divisions.

                                    KEY FACTS
THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.

-------------------------- -----------------------------------------------------

ALLOCATION OPTIONS         The Contract makes available Investment Divisions and
                           a Fixed Account for allocation of your premium payments and Contract Value. Allocations to the Fixed Account for a specified period of one year may remain for one year, and we may require equal monthly transfers to the Investment Divisions during the time. In addition, if you elect the LifeGuard Select
                           GMWB or the LifeGuard Select with Joint Option GMWB, automatic transfers of your Contract Value may be allocated to a GMWB Fixed Account. For more information about the Fixed Accounts, please see "THE
                           FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. For more information about the Investment
                           Divisions, please see "INVESTMENT DIVISIONS" beginning on page 24.

-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------

-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------

INVESTMENT                 PURPOSE The Contract is intended to help
                           you save for retirement or another
                           long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see "TAXES" beginning on page 228.

-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------

-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------

FREE LOOK If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations, depending on where you live. For more information, please see "Free Look" beginning on page 233.

-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------

-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------

PURCHASES                  There are minimum and maximum premium requirements.
                           You may elect to receive a credit on your premium payments during the first Contract Year, subject to fees, conditions and limitations. If the 5% Contract
                           Enhancement is elected, no premium will be accepted after the first Contract Year. The Contract also has two premium protection options, namely the Capital Protection Program and the Guaranteed Minimum
                           Accumulation Benefit (GMAB), respectively. If the
                           GMAB is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the GMAB is in effect. For more information about both options, please see "PURCHASES" beginning on page 63.

-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------

-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------

WITHDRAWALS                Before the Income Date, there are a number
                           of ways to access your Contract Value,
                           generally subject to a charge or
                           adjustment, particularly during the early
                           Contract Years. There are also a number of optional withdrawal benefits available.
                           The Contract has a free withdrawal
                           provision and waives the charges and
                           adjustments in the event of some
                           unforeseen emergencies. For more
                           information, please see "ACCESS TO YOUR
                           MONEY" beginning on page 72.

-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------

-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------

INCOME PAYMENTS There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see "INCOME PAYMENTS (THE INCOME PHASE)" beginning on page 214.

-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------

-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------

DEATH BENEFIT The Contract has a death benefit that becomes payable if you die before the Income Date. There are also a number of optional death benefits available. For more information, please see "DEATH BENEFIT" beginning on page 221.

-------------------------- -----------------------------------------------------

                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

-------------------------------------------------------------------------------------------------------------------

                                             OWNER TRANSACTION EXPENSES

                            Front-end Sales Load None
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Withdrawal Charge (1) -
             PERCENTAGE OF PREMIUM WITHDRAWN, IF APPLICABLE                                                8%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Contract Enhancement Recapture Charge 2 -
             PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUMS WITHDRAWN WITH A CONTRACT ENHANCEMENT     4.5%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Premium Taxes 3 -
             PERCENTAGE OF EACH PREMIUM                                                                    3.5%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and
           Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:
             o       (a) = the present value of the remaining income payments
                     (as of the date of calculation) for the period for which
                     payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
             o       (b) = the present value of the remaining income payments
                     (as of the date of calculation) for the period for which
                     payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).
      ------ ------------------------------------------------------------------------------------------------------
      ---------------------------------------------------------------------------------------------------- --------

      Transfer Charge (4) -
             PER TRANSFER AFTER 15 IN A CONTRACT YEAR                                                      $25
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Expedited Delivery Charge (5)                                                                        $22.50
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

----- ---------------------------------------------------------------------------------------------------- --------


(1) There may be a withdrawal charge on these withdrawals of Contract Value: withdrawals in excess of the free withdrawal amount; withdrawals under a tax-qualified Contract that exceed the required minimum distribution of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting four Completed Years.

                       Completed Years Since Receipt Of Premium -
                       0         1         2         3         4+
       --------------- --------- --------- --------- --------- ---------
       --------------- --------- --------- --------- --------- ---------
       Base            8%        8%        7%        6%        0%
           Schedule
       --------------- --------- --------- --------- --------- ---------

(2) Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods. There may be a recapture charge on these withdrawals of Contract Value with a Contract
       Enhancement: if the Contract is returned during the free look period; withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the required minimum distributions of the Internal Revenue Code; a total withdrawal; and withdrawals on an Income Date that is within the recapture charge schedule. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:

                             Completed Years Since Receipt Of Premium -
                             0       1        2        3        4        5       6        7+
---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
2% C.E.                      2%      2%       1.25%    1.25%    0.5%     0       0        0
---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
3% C.E.                      3%      3%       2%       2%       2%       1%      1%       0
---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
4% C.E.                      4%      4%       2.5%     2.5%     2.5%     1.25%   1.25%    0
---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
5% C.E.                      4.5%    3.75%    3.25%    2.75%    2%       1.25%   1%       0

       Please note that if you elected the 5% Contract Enhancement and return your Contract during the free look period, the entire amount of the Contract Enhancement will be recaptured.

(3)    Premium taxes generally range from 0 to 3.5% and vary by state.

(4) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(5) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.

--------------------------------------------------------------------------------------------------------------------

                                                  PERIODIC EXPENSES

      BASE CONTRACT

      Annual Contract Maintenance Charge (6)                                                               $35

      Separate Account Annual Expenses
              ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                     1.60%

      Mortality And Expense Risk Charge                                                           1.45%

      Administration Charge (7)                                                                   0.15%
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------
      Total Separate Account Annual Expenses for Base Contract                                             1.60%
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------



      OPTIONAL ENDORSEMENTS - The following optional endorsement charges are based on average account value: EarningsMax(R), the 5% Contract Enhancement, the 4% Contract Enhancement, the 3% Contract Enhancement, the 2% Contract Enhancement and all of the optional death benefits. Please see footnotes 12-32 for those charges that are not based on average account value.


      A VARIETY OF OPTIONAL ENDORSEMENTS TO THE CONTRACT ARE AVAILABLE. YOU MAY
      SELECT ONE OF EACH GROUPING BELOW. (8)

      -------------------------------------------------------------------------------------------------------------
      --------------------------------------------------------------------------------------------------- ---------
      Earnings Protection Benefit Maximum Annual Charge ("EarningsMax") (9)                                 0.45%
      --------------------------------------------------------------------------------------------------- ---------
      -------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------
      --------------------------------------------------------------------------------------------------- ---------
      5% Contract Enhancement Maximum Annual Charge (10)                                                    0.695%
      4% Contract Enhancement Maximum Annual Charge (10)                                                    0.56%
      3% Contract Enhancement Maximum Annual Charge (10)                                                    0.42%
      2% Contract Enhancement Maximum Annual Charge (11)                                                    0.395%
      --------------------------------------------------------------------------------------------------- ---------
      ---------------------------------------------------- --------------------------------------------------------

      ---------------------------------------------------- --------------------------------------------------------
      --------------------------------------------------------------------------------------------------- ---------
      Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge ("FutureGuardSM")(no longer
         offered as of December 3, 2007) (12)                                                               0.60%

      GMIB Maximum Annual Charge ("FutureGuard 6SM") (13)                                                   0.84%
      Guaranteed Minimum Accumulation Benefit ("GMAB") Maximum Annual Charge (14)                           1.02%
      7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of
         March 31, 2008)("SafeGuard 7 PlusSM") (15)                                                         0.75%
      Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Maximum Annual Charge ("SafeGuard
         MaxSM") (16)                                                                                       0.81%
      5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM," formerly "AutoGuard") (17)        1.47%
      6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6SM") (18)                              1.62%
      5% GMWB Without Step-Up Maximum Annual Charge ("MarketGuard 5SM") (1)(9)                              0.51%
      5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30,
         2007)("LifeGuard ProtectorSM") (20)                                                                1.47%
      5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of
         March 31, 2008)(("LifeGuard AdvantageSM," formerly "LifeGuard Protector
      AdvantageSM") (21) 1.50% 5% for Life GMWB With Bonus and 5-Year Step-Up
      Maximum Annual Charge (no longer offered as of
         April 30, 2007)("LifeGuard Protector PlusSM") (22)                                                 1.47%
      Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of
         April 30, 2007)("LifeGuard Protector with Joint Option") (23) 1.62%
      Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge
      (no longer offered as
         of April 30, 2007)("LifeGuard Protector Plus with Joint Option") (24)
      1.71% For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,
         2008)("LifeGuard AscentSM") (25)                                                                   1.50%
      Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,
         2008)("LifeGuard Ascent With Joint Option") (26)                                                   1.71%
      For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard FreedomSM") (27)        1.50%
      Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom With
         Joint OptionSM") (28)                                                                              1.86%
      For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum
         Annual Charge ("LifeGuard Select") (29)                                                            1.20%
      Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
         Maximum Annual Charge ("LifeGuard Select With Joint Option") (30)                                  1.50%
      5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)("LifeGuard 5(R)") (31)   1.32%
      4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)("LifeGuard 4(R)") (32)   0.87%

      --------------------------------------------------------------------------------------------------- ---------
      -------------------------------------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------- ---------

      5% Roll-up Death Benefit Maximum Annual Charge (33)                                                   0.70%
      4% Roll-up Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2007)(3)(4)         0.50%
      Highest Anniversary Value Death Benefit Maximum Annual Charge (3)(5)                                  0.40%
      Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (3)(6)       0.80%
      Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (no
        longer offered as of April 30, 2007) (3)(7)                                                         0.60%

      --------------------------------------------------------------------------------------------------- ---------

----- -------------------------------------------------------------------------------------------------------------

(6) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions, the Fixed Account and the GMWB Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

(7) This charge is waived on initial premiums of $1 million or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1 million.

(8) Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. Also, you may NOT select both a Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits. In addition, the Guaranteed Minimum Accumulation Benefit may NOT be selected in combination with any Contract Enhancement, any Guaranteed Minimum Income Benefit or any Guaranteed Minimum Withdrawal Benefits.

(9)     The current charge is 0.30%.

(10)    This charge lasts for the first seven Contract Years.

(11)    This charge lasts for the first five Contract Years.

(12) The charge for FutureGuard is expressed as an annual percentage of the GMIB Benefit Base. The GMIB Benefit Base for FutureGuard is the greater of (a) or (b), where: (a) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and (b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.


        For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see " FutureGuard Guaranteed Minimum Income Benefit" beginning on page 215.


        For Contracts with this GMIB purchased FROM MARCH 7, 2005 THROUGH JANUARY 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

        For Contracts with this GMIB purchased IN WASHINGTON STATE ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).


        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "FutureGuard Guaranteed Minimum Income Benefit Charge" beginning on page 41.


(13) The charge for FutureGuard 6 is expressed as an annual percentage of the GMIB Benefit Base. The GMIB Benefit Base for FutureGuard 6 is the greater of (a) or (b), where:

           (a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

           (b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

        At issue, the Step-Up Date is the Issue Date, and the Step-Up Value is generally equal to the initial Premium paid plus any Contract Enhancement credited. After issue, the Step-Up Date is the Contract Anniversary on which the Owner elects to step up to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.


        For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see "FutureGuard 6 Guaranteed Minimum Income Benefit" beginning on page 218.

        The charge is 0.20% of the GMIB Benefit Base each calendar quarter (0.80% annually). For Contracts purchased IN WASHINGTON STATE, you pay 0.07% of the GMIB Benefit Base each Contract Month (0.84% annually as used in the table). We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "FutureGuard 6 Guaranteed Minimum Income Benefit Charge" beginning on page 42.

(14) The charge is quarterly, currently 0.125% (0.50% annually) of the Guaranteed Value (GV) in effect on the date the charge is deducted, subject to a maximum annual charge of 1.00%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0425% (0.51% annually) of the GV, subject to a maximum annual charge of 1.02% as used in the Table. The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV is your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value. Quarterly charges are deducted from the Investment Divisions and the Fixed Account, including the GMAB Fixed Account, on a pro rata basis. IN WASHINGTON STATE, the monthly charges are also pro rata but deducted over the applicable Investment Divisions only. The portion of the charge from the Investment Divisions is deducted by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV. For more information about the charge for this endorsement, please see "Guaranteed Minimum Accumulation Benefit Charge" beginning on page 42. For more information about how the endorsement works, including more details regarding the GV, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 66. Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of premium to the GMAB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


(15)    0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) when this endorsement is added to a Contract ON AND AFTER JANUARY 17, 2006, which charge is payable quarterly (monthly for Contracts purchased IN WASHINGTON STATE). The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        The charge is expressed as an annual percentage and depends on:

          * When the endorsement is added to the Contract.
          * The endorsement's availability - ON AND AFTER, OR BEFORE JANUARY 17, 2006. * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions
                (average daily net asset value).
          * The frequency of deduction - quarterly, monthly, or daily.

        THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES.

        For Contracts to which this endorsement was added ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                                           7% GMWB
             Endorsement's            On and after                Before
             Availability           January 17, 2006         January 17, 2006
             ------------------ ------------------------- ----------------------
             ------------------ ------------------------- ----------------------
             Maximum Annual              0.75%                    0.70%
             Charge
             ------------------ ------------------------- ----------------------
             ------------------ ------------- ----------- ----------------------
             Current Annual        0.40%        0.42%             0.40%
             Charge
             ------------------ ------------- ----------- ----------------------
             ------------------ ------------------------- ----------------------
             Charge Basis                 GWB              Investment Divisions
             ------------------ ------------------------- ----------------------
             ------------------ ------------- ----------- ----------------------
             Charge Frequency    Quarterly     Monthly            Daily


        For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 42. For more information about how the endorsement works, including more details regarding the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 76.

(1)(6) The charge is quarterly, currently 0.1125% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.80%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81% as used in the Table. The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 80. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(17) The charge is quarterly, currently 0.1625% (0.65% annually) of the GWB, subject to a maximum annual charge of 1.45%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 86. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


        For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


(18) The charge is quarterly, currently 0.2125% (0.85% annually) of the GWB, subject to a maximum annual charge of 1.60%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page92. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


        For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


(19) The charge is quarterly, currently 0.05% (0.20% annually) of the GWB, subject to a maximum annual charge of 0.50%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page
        96. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(20) 1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLE HAS THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                           5% FOR LIFE GMWB WITH ANNUAL STEP-UP
            ------------------- --------------------- ------------------------

            Annual Charge             Maximum                 Current
            ------------------- --------------------- ------------------------
            ------------------- --------- ----------- ----------- ------------
            Ages    45 - 49     0.85%/4    0.87%/12    0.40%/4     0.42%/12
                    50 - 54     0.85%/4    0.87%/12    0.40%/4     0.42%/12
                    55 - 59     1.20%/4    1.20%/12    0.65%/4     0.66%/12
                    60 - 64     1.30%/4    1.32%/12    0.75%/4     0.75%/12
                    65 - 69     1.45%/4    1.47%/12    0.90%/4     0.90%/12
                    70 - 74     0.85%/4    0.87%/12    0.50%/4     0.51%/12
                    75 - 80     0.60%/4    0.60%/12    0.35%/4     0.36%/12
            ------------------- --------- ----------- ----------- ------------
            ------------------- ----------------------------------------------
            Charge Basis                             GWB
            ------------------- ----------------------------------------------
            ------------------- --------- ----------- ----------- ------------
            Charge Frequency    Quarterly  Monthly    Quarterly     Monthly


        For more information about the charge for this endorsement, please see "5% for Life GMWB With Annual Step-Up Charge" beginning on page 46. For more information about how the endorsement works, please see "5% for Life GMWB With Annual Step-Up" beginning on page 100.

(21) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                      5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
             ------------------ --------------------- ------------------------

             Annual Charge            Maximum                 Current
             ------------------ --------------------- ------------------------
             ------------------ --------- ----------- ------------ -----------
             Ages    45 - 49    1.00%/4    1.02%/12     0.55%/4     0.57%/12
                     50 - 54    1.15%/4    1.17%/12     0.70%/4     0.72%/12
                     55 - 59    1.50%/4    1.50%/12     0.95%/4     0.96%/12
                     60 - 64    1.50%/4    1.50%/12     0.95%/4     0.96%/12
                     65 - 69    1.50%/4    1.50%/12     0.95%/4     0.96%/12
                     70 - 74    0.90%/4    0.90%/12     0.55%/4     0.57%/12
                     75 - 80    0.65%/4    0.66%/12     0.40%/4     0.42%/12
             ------------------ --------- ----------- ------------ -----------
             ------------------ ----------------------------------------------
             Charge Basis                            GWB
             ------------------ ----------------------------------------------
             ------------------ --------- ----------- ------------ -----------
             Charge Frequency   Quarterly  Monthly     Quarterly    Monthly

         For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


         For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 47. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Annual Step-Up" beginning on page 106.

(22) 1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


         You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                     5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
             ------------------ ---------------------- -----------------------

             Annual Charge             Maximum                Current
             ------------------ ---------------------- -----------------------
             ------------------ ---------- ----------- ----------- -----------
             Ages    45 - 49     0.85%/4    0.87%/12    0.40%/4     0.42%/12
                     50 - 54     1.00%/4    1.02%/12    0.55%/4     0.57%/12
                     55 - 59     1.45%/4    1.47%/12    0.85%/4     0.87%/12
                     60 - 64     1.45%/4    1.47%/12    0.85%/4     0.87%/12
                     65 - 69     1.20%/4    1.20%/12    0.65%/4     0.66%/12
                     70 - 74     0.75%/4    0.75%/12    0.35%/4     0.36%/12
                     75 - 80     0.55%/4    0.57%/12    0.30%/4     0.30%/12
             ------------------ ---------- ----------- ----------- -----------
             ------------------ ----------------------------------------------
             Charge Basis                            GWB
             ------------------ ----------------------------------------------
             ------------------ ---------- ----------- ----------- -----------
             Charge Frequency   Quarterly   Monthly    Quarterly    Monthly


         For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 48. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 114.

(23) 1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLE HAS THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


         You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                        JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP
             ------------------ ---------------------- -----------------------

             Annual Charge             Maximum                Current
             ------------------ ---------------------- -----------------------
             ------------------ ---------- ----------- ----------- -----------
             Ages    45 - 49     1.00%/4    1.02%/12    0.55%/4     0.57%/12
                     50 - 54     1.00%/4    1.02%/12    0.55%/4     0.57%/12
                     55 - 59     1.35%/4    1.35%/12    0.80%/4     0.81%/12
                     60 - 64     1.45%/4    1.47%/12    0.90%/4     0.90%/12
                     65 - 69     1.60%/4    1.62%/12    1.05%/4     1.05%/12
                     70 - 74     1.00%/4    1.02%/12    0.65%/4     0.66%/12
                     75 - 80     0.75%/4    0.75%/12    0.50%/4     0.51%/12
             ------------------ ---------- ----------- ----------- -----------
             ------------------ ----------------------------------------------
             Charge Basis                            GWB
             ------------------ ----------------------------------------------
             ------------------ ---------- ----------- ----------- -----------
             Charge Frequency   Quarterly   Monthly    Quarterly    Monthly


         For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page
         49. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 122.

(24) 1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


         You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                  JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
             ------------------ ---------------------- -----------------------

             Annual Charge             Maximum                Current
             ------------------ ---------------------- -----------------------
             ------------------ ---------- ----------- ----------- -----------
             Ages    45 - 49     1.10%/4    1.11%/12    0.65%/4     0.66%/12
                     50 - 54     1.25%/4    1.26%/12    0.80%/4     0.81%/12
                     55 - 59     1.70%/4    1.71%/12    1.10%/4     1.11%/12
                     60 - 64     1.70%/4    1.71%/12    1.10%/4     1.11%/12
                     65 - 69     1.45%/4    1.47%/12    0.90%/4     0.90%/12
                     70 - 74     1.00%/4    1.02%/12    0.60%/4     0.60%/12
                     75 - 80     0.80%/4    0.81%/12    0.55%/4     0.57%/12
             ------------------ ---------- ----------- ----------- -----------
             ------------------ ----------------------------------------------
             Charge Basis                            GWB
             ------------------ ----------------------------------------------
             ------------------ ---------- ----------- ----------- -----------
             Charge Frequency   Quarterly   Monthly    Quarterly    Monthly


         For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 50. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 129.

(25) 1.50% is the maximum annual charge of the For Life GMWB With Annual Step-Up, which charge is payable quarterly. THE BELOW TABLE HAS THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                            FOR LIFE GMWB WITH ANNUAL STEP-UP
             ------------------ --------------------- ------------------------

             Annual Charge            Maximum                 Current
             ------------------ --------------------- ------------------------
             ------------------ --------- ----------- ------------ -----------
             Ages    45 - 85    1.50%/4    1.50%/12     0.95%/4     0.96%/12
             ------------------ ----------------------------------------------
             Charge Basis                            GWB
             ------------------ ----------------------------------------------
             ------------------ --------- ----------- ------------ -----------
             Charge Frequency   Quarterly  Monthly     Quarterly    Monthly

         For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


         For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 51. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 137.

(26) 1.71% is the maximum annual charge of the Joint For Life GMWB With Annual Step-Up, which charge is payable monthly. THE BELOW TABLE HAS THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                           JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP
             ------------------ --------------------- --------------------------

             Annual Charge            Maximum                  Current
             ------------------ --------------------- --------------------------
             ------------------ --------- ----------- ----------- --------------
             Ages    45 - 85    1.70%/4    1.71%/12    1.15%/4       1.17%/12
             ------------------ ------------------------------------------------
             Charge Basis                             GWB
             ------------------ ------------------------------------------------
             ------------------ --------- ----------- ----------- --------------
             Charge Frequency   Quarterly  Monthly    Quarterly      Monthly

         For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


         For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 52. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 146.



(27) 1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                     FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
             ------------------ --------------------- --------------------------

             Annual Charge            Maximum                  Current
             ------------------ --------------------- --------------------------
             ------------------ --------- ----------- ----------- --------------
             Ages    45 - 80    1.50%/4    1.50%/12    0.95%/4       0.96%/12
             ------------------ ------------------------------------------------
             Charge Basis                             GWB
             ------------------ ------------------------------------------------
             ------------------ --------- ----------- ----------- --------------
             Charge Frequency   Quarterly  Monthly    Quarterly      Monthly


         For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page
         53. For more information about how the endorsement works, please see "For Life GMWB With Bonus and Annual Step-Up " beginning on page 155.

                                ------------------------------------------------


(28) 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable monthly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                   JOINT FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP


             ------------------ --------------------- --------------------------

             Annual Charge            Maximum                  Current
             ------------------ --------------------- --------------------------
             ------------------ --------- ----------- ----------- --------------
             Ages    45 - 80    1.85%/4    1.86%/12    1.25%/4       1.26%/12
             ------------------ ------------------------------------------------
             Charge Basis                             GWB
             ------------------ ------------------------------------------------
             ------------------ --------- ----------- ----------- --------------
             Charge Frequency   Quarterly  Monthly    Quarterly      Monthly


             For more information about the charge for see "Joint Life GMWB With Bonus and Annua this endorsement, please beginning on page 54. For more informatil Step-Up Charge" endorsement works, please see "Joint For on about how the Annual Step-Up " beginning on page 163. Life GMWB With Bonus and

                                ------------------------------------------------


(29) 1.20% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount
         available for future periodic withdrawals.   If you select a GMWB when
         you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

       FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT
                               AND ANNUAL STEP-UP

             ------------------ --------------------- --------------------------

             Annual Charge            Maximum                  Current
             ------------------ --------------------- --------------------------
             ------------------ --------- ----------- ----------- --------------
             Ages    55 - 80    1.20%/4    1.20%/12    0.65%/4       0.66%/12
             ------------------ ------------------------------------------------
             Charge Basis                             GWB
             ------------------ ------------------------------------------------
             ------------------ --------- ----------- ----------- --------------
             Charge Frequency   Quarterly  Monthly    Quarterly      Monthly



             For more information about the charge for

             see "For Life GMWB With Bonus, Guaranteed this endorsement, please Adjustment and Annual Step-Up Charge" beg Withdrawal Balance more information about how the endorsemeninning on page 55. For Life GMWB With Bonus, Guaranteed Withdrawt works, please see "For Annual Step-Up " beginning on page 172. al Balance Adjustment and representative to learn about the currentPlease check with your GMWB Fixed Account. You may also contact interest rate for the Service Center for more information. Our us at the Annuity on the first page of the prospectus. contact information is

                                ------------------------------------------------


(30) 1.50% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.



                        JOINT FOR LIFE GMWB WITH BONUS,
          GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP





             ------------------ --------------------- --------------------------

             Annual Charge            Maximum                  Current
             ------------------ --------------------- --------------------------
             ------------------ --------- ----------- ----------- --------------
             Ages    55 - 80    1.50%/4    1.50%/12    0.80%/4       0.81%/12
             ------------------ ------------------------------------------------
             Charge Basis                             GWB
             ------------------ ------------------------------------------------
             ------------------ --------- ----------- ----------- --------------
             Charge Frequency   Quarterly  Monthly    Quarterly      Monthly


             For more information about the charge for this endorse see "Joint For Life GMWB With Bonus, Guaranteed Withdrment, please Adjustment and Annual Step-Up Charge" beginning on pagawal Balance more information about how the endorsement works, pleae 56. For "Joint For Life GMWB With Bonus, Guaranteed Withdrawalse see Adjustment and Annual Step-Up " beginning on page 185. Balance

                                ------------------------------------------------


(31) 1.32% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 5% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


         Charges are expressed as an annual percentage and depend on:

           * The Owner's age when the endorsement is added to the Contract.
           * The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.
           * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
           * The frequency of deduction - quarterly, monthly, or daily.

        For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                                      5% FOR LIFE GMWB
Endorsement's                      Before May 1, 2006                          Before
Availability                                                             January 17, 2006*
------------------ ----------------------- --------------------------- ------------ ----------
Annual Charge             Maximum                   Current              Maximum     Current
------------------ ----------------------- --------------------------- ------------ ----------
------------------ ----------- ----------- ------------ -------------- ------------ ----------
Ages    60 - 64     1.30%/4     1.32%/12     0.90%/4      0.90%/12        1.30%       0.90%
        65 - 69     0.85%/4     0.87%/12     0.60%/4      0.60%/12        0.85%       0.60%
        70 - 74     0.60%/4     0.60%/12     0.50%/4      0.51%/12        0.60%       0.50%
        75 - 80     0.50%/4     0.51%/12     0.40%/4      0.42%/12        0.50%       0.40%
------------------ ----------- ----------- ------------ -------------- ------------ ----------
------------------ --------------------------------------------------- -----------------------
Charge Basis                              GWB                           Investment Divisions
------------------ --------------------------------------------------- -----------------------
------------------ ----------- ----------- ------------ -------------- -----------------------
Charge Frequency   Quarterly    Monthly     Quarterly      Monthly             Daily

         * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.


         With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 56. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page199.

(32)     0.87% is the maximum annual charge of the Guaranteed Withdrawal Balance
         (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 4% for Life GMWB varies by age group. THE BELOW TABLE HAS THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

         Charges are expressed as an annual percentage and depend on:

           * The Owner's age when the endorsement is added to the Contract.
           * The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.
           * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
           * The frequency of deduction - quarterly, monthly, or daily.

         For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

         For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                                      4% FOR LIFE GMWB
Endorsement's                      Before May 1, 2006                          Before
Availability                                                             January 17, 2006*
------------------ ----------------------- --------------------------- ------------ ----------
Annual Charge             Maximum                   Current              Maximum     Current
------------------ ----------------------- --------------------------- ------------ ----------
------------------ ----------- ----------- ------------ -------------- ------------ ----------
Ages    50 - 54     0.85%/4     0.87%/12     0.65%/4      0.66%/12        0.85%       0.65%
        55 - 59     0.65%/4     0.66%/12     0.50%/4      0.51%/12        0.65%       0.50%
        60 - 64     0.50%/4     0.51%/12     0.35%/4      0.36%/12        0.50%       0.35%
        65 - 69     0.35%/4     0.36%/12     0.25%/4      0.27%/12        0.35%       0.25%
        70 - 74     0.30%/4     0.30%/12     0.20%/4      0.21%/12        0.30%       0.20%
        75 - 80     0.20%/4     0.21%/12     0.15%/4      0.15%/12        0.20%       0.15%
------------------ ----------- ----------- ------------ -------------- ------------ ----------
------------------ --------------------------------------------------- -----------------------
Charge Basis                              GWB                           Investment Divisions
------------------ --------------------------------------------------- -----------------------
------------------ ----------- ----------- ------------ -------------- -----------------------
Charge Frequency   Quarterly    Monthly     Quarterly      Monthly             Daily

         * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.


         With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 58. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 206.

(33) The current charge is 0.45%.

(34) The current charge is 0.30%.

(35) The current charge is 0.25%.

(36) The current charge is 0.55%.

(37) The current charge is 0.40%.


THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES


(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)


                 ---------------------------------------------


                              Minimum: 0.58%

                              Maximum: 2.27%


                 ---------------------------------------------

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC, THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.



                   FUND OPERATING EXPENSES
            (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET
                           ASSETS) ACQUIRED
                                                                 MANAGEMENT                                   FUND FEES       ANNUAL
                                                                    and          SERVICE         OTHER      AND EXPENSES   OPERATING
                          FUND NAME                             ADMIN FEE A    (12B-1) FEE    EXPENSES B          C         EXPENSES

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/AIM International Growth                                     0.82%           0.20%         0.01%          0.01%          1.04%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/AIM Large Cap Growth F                                       0.77%           0.20%         0.01%          0.00%          0.98%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/AIM Real Estate                                              0.81%           0.20%         0.01%          0.01%          1.03%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/AIM Small Cap Growth                                         0.95%           0.20%         0.00%          0.01%          1.16%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Capital Guardian Global Balanced F                           0.80%           0.20%         0.01%          0.00%          1.01%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Capital Guardian Global Diversified Research                 0.90%           0.20%         0.00%          0.01%          1.11%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Capital Guardian International Small Cap                     1.10%           0.20%         0.00%          0.04%          1.34%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Capital Guardian U.S. Growth Equity                          0.80%           0.20%         0.00%          0.00%          1.00%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Credit Suisse Global Natural Resources                       0.85%           0.20%         0.00%          0.01%          1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Credit Suisse Long/Short                                     1.00%           0.20%         1.06% D        0.01%          2.27%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Eagle Core Equity                                            0.73%           0.20%         0.01%          0.01%          0.95%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Eagle SmallCap Equity                                        0.83%           0.20%         0.00%          0.01%          1.04%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Founding Strategy                         0.05%           0.00%         0.00%          1.06% E        1.11%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Global Growth                             0.90%           0.20%         0.00%          0.00%          1.10%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Income                                    0.82%           0.20%         0.00%          0.00%          1.02%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Mutual Shares                             0.85%           0.20%         0.02% D        0.00%          1.07%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Small Cap Value                           0.95%           0.20%         0.01%          0.01%          1.17%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Goldman Sachs Core Plus Bond                                 0.70%           0.20%         0.01%          0.01%          0.92%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Goldman Sachs Mid Cap Value                                  0.82%           0.20%         0.01%          0.01%          1.04%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Goldman Sachs Short Duration Bond                            0.54%           0.20%         0.01%          0.00%          0.75%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/JPMorgan International Value                                 0.80%           0.20%         0.01%          0.00%          1.01%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/JPMorgan MidCap Growth                                       0.80%           0.20%         0.01%          0.01%          1.02%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/JPMorgan U.S. Government & Quality Bond                      0.58%           0.20%         0.00%          0.01%          0.79%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Lazard Emerging Markets                                      1.09%           0.20%         0.00%          0.02%          1.31%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Lazard Mid Cap Equity F                                      0.81%           0.20%         0.01%          0.01%          1.03%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Lazard Small Cap Equity                                      0.85%           0.20%         0.01%          0.01%          1.07%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P 500 Index                      0.38%           0.20%         0.01%          0.01%          0.60%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P 400 MidCap Index               0.39%           0.20%         0.01%          0.00%          0.60%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Small Cap Index                    0.39%           0.20%         0.01%          0.00%          0.60%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management International Index                0.44%           0.20%         0.01%          0.00%          0.65%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Bond Index                         0.40%           0.20%         0.00%          0.00%          0.60%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index       0.58%           0.20%         0.01%           0.01%         0.80%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Index 5                            0.05%           0.00%         0.01%          0.61% E        0.67%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management 10 x 10                            0.05%           0.00%         0.01%          0.63% E        0.69%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Oppenheimer Global Growth                                    0.84%           0.20%         0.01%          0.00%          1.05%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PAM Asia ex-Japan                                            1.10%           0.20%         0.00%          0.08%          1.38%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PAM China-India                                              1.20%           0.20%         0.00%          0.08%          1.48%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PIMCO Real Return                                            0.60%           0.20%         0.00%          0.00%          0.80%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PIMCO Total Return Bond                                      0.60%           0.20%         0.00%          0.01%          0.81%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America Core Equity F                                    0.75%           0.20%         0.01%          0.00%          0.96%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America High Yield Bond F                                0.57%           0.20%         0.00%          0.01%          0.78%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America Mid Cap Value                                    0.85%           0.20%         0.01%          0.00%          1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America Small Cap Value                                  0.85%           0.20%         0.01%          0.00%          1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America Value Equity                                     0.65%           0.20%         0.01%          0.00%          0.86%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Select Balanced                                              0.58%           0.20%         0.00%          0.01%          0.79%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Select Money Market                                          0.38%           0.20%         0.00%          0.00%          0.58%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Select Value                                                 0.63%           0.20%         0.00%          0.00%          0.83%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/T. Rowe Price Established Growth                             0.68%           0.20%         0.00%          0.01%          0.89%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/T. Rowe Price Mid-Cap Growth                                 0.81%           0.20%         0.01%          0.02%          1.04%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/T. Rowe Price Value                                          0.75%           0.20%         0.00%          0.01%          0.96%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Conservative                                     0.18%           0.00%         0.00%          0.88% E        1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Moderate                                         0.18%           0.00%         0.01%          0.91% E        1.10%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Moderate Growth                                  0.15%           0.00%         0.01%          0.96% E        1.12%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Growth                                           0.15%           0.00%         0.00%          0.98% E        1.13%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Aggressive Growth                                0.17%           0.00%         0.00%          1.02% E        1.19%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Retirement Income                                        0.18%           0.00%         0.00%          0.90% E        1.08%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Retirement 2015                                          0.18%           0.00%         0.00%          1.01% E        1.19%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Retirement 2020                                          0.18%           0.00%         0.00%          1.02% E        1.20%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Retirement 2025                                          0.18%           0.00%         0.00%          1.04% E        1.22%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Disciplined Moderate                                     0.18%           0.00%         0.00%          0.69% E        0.87%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Disciplined Moderate Growth                              0.18%           0.00%         0.00%          0.71% E        0.89%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Disciplined Growth                                       0.18%           0.00%         0.01%          0.67% E        0.86%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Competitive Advantage                                    0.50%           0.20%         0.00%          0.04%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Dividend Income & Growth                                 0.50%           0.20%         0.00%          0.05%          0.75%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Intrinsic Value                                          0.50%           0.20%         0.00%          0.04%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Total Yield                                              0.50%           0.20%         0.00%          0.04%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P 4                                                        0.05%           0.00%         0.00%          0.74% E        0.79%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management DowSM 10                           0.44%           0.20%         0.02%          0.00%          0.66%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P(R) 10                          0.44%           0.20%         0.01%          0.00%          0.65%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Global 15                          0.48%           0.20%         0.01%          0.00%          0.69%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Nasdaq(R) 25                       0.50%           0.20%         0.04%          0.00%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Value Line(R) 30                   0.43%           0.20%         0.16%          0.00%          0.79%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management DowSM Dividend                     0.45%           0.20%         0.02%          0.00%          0.67%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P(R) 24                          0.52%           0.20%         0.01%          0.00%          0.73%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management 25                                 0.44%           0.20%         0.00%          0.00%          0.64%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Select Small-Cap                   0.44%           0.20%         0.01%          0.00%          0.65%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management JNL 5                              0.42%           0.20%         0.02%          0.00%          0.64%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management VIP                                0.44%           0.20%         0.05%          0.00%          0.69%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management JNL Optimized 5                    0.46%           0.20%         0.05%          0.00%          0.71%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P(R) SMid 60                     0.52%           0.20%         0.01%          0.01%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management NYSE(R) International 25           0.57%           0.20%         0.04%          0.01%          0.82%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Communications Sector              0.49%           0.20%         0.03%          0.00%          0.72%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Consumer Brands Sector             0.52%           0.20%         0.03%          0.00%          0.75%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Financial Sector                   0.51%           0.20%         0.03%          0.00%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Healthcare Sector                  0.49%           0.20%         0.03%          0.00%          0.72%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Oil & Gas Sector                   0.44%           0.20%         0.03%          0.00%          0.67%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Technology Sector                  0.50%           0.20%         0.03%          0.00%          0.73%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------


A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

       The JNL/AIM International Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, and the JNL/Mellon Capital Management NYSE(R) International 25 Fund pay an administrative fee of 0.15%.

       The JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management NYSE(R) International 25 Fund, and the JNL/PAM Asia ex-Japan Fund pay an administrative fee of 0.20%.

       The JNL/PAM China-India Fund pays an administrative fee of 0.30%.

       The JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds EXCEPT the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

       All other Funds pay an administrative fee of 0.10%.

       The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of the applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For December 31, 2007, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund, and JNL/Franklin Templeton Mutual Shares Fund was 1.06% and 0.01%, respectively.

E Amounts are based on the allocations to underlying funds during the period ended December 31, 2007. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

F The management/administrative fee has been restated to reflect a contract amendment; the fee was adjusted to the level shown in the table above.


                                     EXAMPLE

         The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

         (The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)

         The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year.

         The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the most expensive Contract Enhancement Endorsement, the most expensive Optional Death Benefit Endorsement, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         If you surrender your Contract at the end of the applicable time period:


         1 YEAR        3 YEARS         5 YEARS         10 YEARS
         $2,047        $3,352          $3,976          $6,915


         If you annuitize at the end of the applicable time period (no additional fees upon annuitization):


         1 YEAR *      3 YEARS         5 YEARS          10 YEARS
         $2,047        $3,352          $3,976           $6,915


         * Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

         If you do NOT surrender your Contract:


         1 YEAR        3 YEARS          5 YEARS         10 YEARS
         $797          $2,327           $3,776          $6,915


         THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                     THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90 (age 85 for Contracts purchased in Oklahoma). Optional benefits may have different requirements, as noted.

Your Contract Value may be allocated to

* our Fixed Account, as may be made available by us, or as may be otherwise limited by us,

* our GMWB Fixed Account (only if the optional LifeGuard
  Select GMWB or LifeGuard Select with Joint Option GMWB are elected), as may be made available by us, or as may be otherwise limited by us, or to

* Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

* the ACCUMULATION PHASE, when you make premium payments to us, and

* the INCOME PHASE, when we make income payments to you.

         As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

         The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. Similarly, if the Guaranteed Minimum Accumulation Benefit is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect. As a result if you desire additional annuity coverage you will have to purchase a new and separate Contract. Purchasing an additional Contract could result in the duplication of certain fees and charges. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                     JACKSON

         We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

         We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

         We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                    THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT

         CONTRACT VALUE ALLOCATED TO THE FIXED ACCOUNT AND/OR THE GMWB FIXED ACCOUNT WILL BE PLACED WITH OTHER ASSETS IN OUR GENERAL ACCOUNT. THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT ARE NOT REGISTERED WITH THE SEC, AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT THEM. DISCLOSURES REGARDING THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. BOTH THE AVAILABILITY OF, AND TRANSFERS INTO AND OUT OF, THE FIXED ACCOUNT (WHICH CONSISTS OF FIXED ACCOUNT OPTIONS AND THE GMAB FIXED ACCOUNT) AND THE GMWB FIXED ACCOUNT MAY BE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE REQUIREMENTS. FOR MORE INFORMATION, PLEASE SEE THE APPLICATION, CHECK WITH THE REGISTERED REPRESENTATIVE HELPING YOU TO PURCHASE THE CONTRACT, OR CONTACT US AT OUR ANNUITY SERVICE CENTER.

         THE FIXED ACCOUNT

         FIXED ACCOUNT OPTIONS. Each Fixed Account Option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options), so long as the Contract Value in the Fixed Account Options is not withdrawn, transferred, or annuitized until the end of the specified period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Subject to these minimum requirements, we may declare different base interest rates at different times.

         An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. The Excess Interest Adjustment is based on the relationship of the current new business interest rate to the guaranteed base interest rate being credited to the Fixed Account Option. The current new business interest rate used for this comparison is the base interest rate available on a new Fixed Account Option of the same duration, increased by 0.50%. Generally, the Excess Interest Adjustment will increase the Fixed Account Option Value when current new business rates are lower than the rate being credited and will decrease the Fixed Account Option Value when current new business rates are higher than the rate being credited.

         There will be no Excess Interest Adjustment when the current new business interest rate (after adjustment for the 0.50% bias) is greater than the guaranteed base interest rate by less than 0.50%. This restriction avoids decreases in the Fixed Account Option Value in situations where the general level of interest rates has declined but the bias results in a current new business interest rate that is higher than the guaranteed base interest rate.

         Also, there is no Excess Interest Adjustment on: the one-year Fixed Account Option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will a total withdrawal from the Fixed Account Options be less than the Fixed Account minimum value.

         Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, the next closest specified period, or the one-year Fixed Account Option (if there is one year or less until the Income Date), will apply.

         You may allocate premiums to the one-year Fixed Account Option, but we may require that the amount in the one-year Fixed Account Option (including any Contract Enhancement) be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract Year.

         Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Division options. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account Option.

         DCA+ FIXED ACCOUNT OPTION, IF AVAILABLE, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new premiums.


         THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FIXED ACCOUNT. The GMAB Fixed Account is available only in conjunction with the purchase of the GMAB. If you elect to purchase the GMAB, a certain percentage of Contract Value is required to be allocated to the GMAB Fixed Account for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period. The Contract Value in the GMAB Fixed Account is credited with a specific interest rate that is guaranteed and will remain in effect for the entire Guarantee Period. The interest rate is credited daily to the Contract Value in the GMAB Fixed Account so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Period. The interest rate may vary by state but will never be less than 3%. An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the GMAB Fixed Account prior to the end of the Guarantee Period. For more detailed information regarding the GMAB, including the GMAB Fixed Account, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 66.


         THE GMWB FIXED ACCOUNT


         THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED ACCOUNT. The GMWB Fixed Account is available only in conjunction with the purchase of the Lifeguard Select GMWB or the LifeGuard Select with Joint Option GMWB. If you elect to purchase one of these two GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account.


         The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

         Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC according to non-discretionary formulas; you may NOT CHOOSE to transfer amounts to and from the GMWB Fixed Account. These automatic transfers will not count against the 15 free transfers in a Contract Year. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.


         For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 172. For more detailed information regarding LifeGuard Select with Joint Option, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 185.


                              THE SEPARATE ACCOUNT

         We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

         The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

         The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS

         Your Contract Value may be allocated to no more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options, the GMAB Fixed Account and the GMWB Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

         The following Investment Divisions are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.


                JNL/Franklin Templeton Founding Strategy
                JNL/Mellon Capital Management Index 5
                JNL/Mellon Capital Management 10 x 10
                JNL/S&P Managed Conservative
                JNL/S&P Managed Moderate
                JNL/S&P Managed Moderate Growth
                JNL/S&P Managed Growth
                JNL/S&P Managed Aggressive Growth
                JNL/S&P Retirement Income
                JNL/S&P Retirement 2015
                JNL/S&P Retirement 2020
                JNL/S&P Retirement 2025
                JNL/S&P Disciplined Moderate
                JNL/S&P Disciplined Moderate Growth
                JNL/S&P Disciplined Growth
                JNL/S&P 4

         THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:

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                                JNL SERIES TRUST
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JNL/AIM INTERNATIONAL GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

--------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (sub-sub-adviser))


         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies, including real estate investment trusts.


--------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

         Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)


         Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.


--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

         Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S. registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)


         Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.


--------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (sub-sub-adviser))

         Seeks long-term growth of capital by investing a minimum of 95% (of the majority of its assets) of its assets in worldwide companies.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

         Seeks total return by investing through a quantitative active equity management strategy that allows the portfolio to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

--------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S. companies.

--------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of$100 million to $3 billion.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

         Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

         Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

         Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities of companies in any nation, pursuant to manager discretion. The Fund invests primarily (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services,
     LLC)

         Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

--------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

--------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

--------------------------------------------------------------------------------

JNL/LAZARD MID CAP EQUITY FUND

     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

--------------------------------------------------------------------------------

JNL/LAZARD SMALL CAP EQUITY FUND

     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by initially allocating in the following
Funds: >> 20% in the JNL/Mellon Capital Management S&P 500 Index Fund; >> 20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund; >> 20% in the JNL/Mellon Capital Management Small Cap Index Fund; >> 20% in the JNL/Mellon Capital Management International Index Fund; and >> 20% in the JNL/Mellon Capital Management Bond Index Fund.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation and income by initially allocating in the following Funds:
         >> 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and
         >> 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.

--------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

--------------------------------------------------------------------------------

JNL/PAM ASIA EX-JAPAN FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management ( Singapore) Limited)

         Seeks long-term total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purpose) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

--------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

         Seeks long-term total return by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purpose) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India.

--------------------------------------------------------------------------------

JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

--------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.


--------------------------------------------------------------------------------
JNL/PPM AMERICA CORE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


         Seeks long-term capital growth by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------

JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign insurers.

--------------------------------------------------------------------------------

JNL/PPM AMERICA MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P Small Cap 600 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------

JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


         Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $1.336 billion and $510.201 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

--------------------------------------------------------------------------------

JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

--------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)


         Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.

--------------------------------------------------------------------------------

JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

--------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

         Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------

JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

         Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

--------------------------------------------------------------------------------

JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

         Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------

JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

         Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

--------------------------------------------------------------------------------

JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity securities.

         Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.


--------------------------------------------------------------------------------

JNL/S&P RETIREMENT INCOME FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

         Under normal circumstances, the Fund allocates approximately 20% to 45% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------

JNL/S&P RETIREMENT 2015 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

         Under normal circumstances, the Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------

JNL/S&P RETIREMENT 2020 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

         Under normal circumstances, the JNL/S&P Retirement 2020 Fund allocates approximately 30-% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2020 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------

JNL/S&P RETIREMENT 2025 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

         Under normal circumstances, the JNL/S&P Retirement 2025 Fund allocates approximately 30% to 95% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2025 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------

JNL/S&P DISCIPLINED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.


         Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------

JNL/S&P DISCIPLINED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.


         Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------

JNL/S&P DISCIPLINED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.


         Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------

JNL/S&P COMPETITIVE ADVANTAGE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)


         Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable and predominantly higher-quality. In selecting the companies, SPIAS looks to 30 companies ranked by return on invested capital and lowest market-to-book multiples.


--------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

         Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

--------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)


         Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.


--------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

--------------------------------------------------------------------------------
JNL/S&P 4 FUND
     Jackson National Asset Management, LLC


         Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in companies included in the S&P
         500. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:


        >>    25% in JNL/S&P Competitive Advantage Fund; and
        >>    25% in JNL/S&P Dividend Income & Growth Fund; and
        >>    25% in JNL/S&P Intrinsic Value Fund; and
        >>    25% in JNL/S&P Total Yield Fund.

--------------------------------------------------------------------------------

         ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) the Earnings Protection Benefit;
         (ii) any GMIB; and (iii) any GMWB.

         Each of these four benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates:
         (i) the Owner's date of death in the case of death benefits and the Earnings Protection Benefit; and (ii) an Owner's specific age under a GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these four benefits may be somewhat diminished.

         The potential for overlap is greatest for a GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits and the Earnings Protection Benefit because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small. Investment in a fund such as the JNL/S&P Retirement Income Fund, however, may not be consistent with the Earnings Protection Benefit to the extent that conservative investing may not accomplish the Earnings Protection Benefit goal of providing an additional payout to help offset potential tax liabilities if there are earnings in the Contract at the Owner's death.

         You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index(R).


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 30 stocks are selected each year based on certain positive financial attributes.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each "Stock Selection Date."

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation by investing in common stocks of 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)").

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE").

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

        >> 20% in the DowSM 10 Strategy, a dividend yielding strategy; >> 20% in the S&P(R) 10 Strategy, a blended valuation-momentum strategy;
        >> 20% in the Global 15 Strategy, a dividend yielding strategy; >> 20% in the 25 Strategy, a dividend yielding strategy and >> 20% in the Select Small-Cap Strategy, a small capitalization strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

        >> The DowSM Core 5 Strategy;
        >> The European 20 Strategy;
        >> The Nasdaq(R) 25 Strategy;
        >> The S&P 24 Strategy;
        >> The Select Small-Cap Strategy; and
        >> The Value Line(R) 30 Strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

        >> 25% in the Nasdaq(R) 25 Strategy;
        >> 25% in the Value Line(R) 30 Strategy;
        >> 24% in the European 20 Strategy;
        >> 14% in the Global 15 Strategy; and
        >> 12% in the 25 Strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The 60 companies are selected on each Stock Selection Date. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks capital appreciation by investing in foreign companies. The 25 companies are selected on each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for a dividend investment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

--------------------------------------------------------------------------------

         The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson. They are NOT offered or made available to the general public directly.

         A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


         You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Investment Divisions and underlying Funds may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 17240, Denver, Colorado 80217-9959, or by visiting www.jnl.com.


         VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

         SUBSTITUTION. We reserve the right to substitute a different underlying Fund or investment company for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

         There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased, except as also described. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

         MORTALITY AND EXPENSE RISK CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.45% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account.

         This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations and include:

          * to make income payments for the life of the Annuitant during the income phase;

          * to waive the withdrawal charge in the event of the Owner's death; and

          *     to provide a basic death benefit prior to the Income Date.

         Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

         If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

         ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is deducted proportionally from your allocations to the Investment Divisions, the Fixed Account and the GMWB Fixed Account. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

         ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1 million or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1 million, as determined by us.

         TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

         WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

         * PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least four years without being withdrawn), PLUS

         * EARNINGS (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over your remaining premiums allocated to those accounts)

         * during each Contract Year 10% OF PREMIUM that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), MINUS earnings (required minimum distributions will be counted as part of the free withdrawal amount).

         WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

         *     withdrawals in excess of the free withdrawal amounts, or

         * withdrawals under a tax-qualified Contract that exceed its required minimum distribution, or

         * withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

         *     amounts withdrawn in a total withdrawal, or

         * amounts applied to income payments on an Income Date that is within one year of the Issue Date.

         The amount of the withdrawal charge deducted varies depending upon how many years prior to the withdrawal you made the premium payment(s) you are withdrawing, according to the following schedule:

            WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):

COMPLETED YEARS SINCE RECEIPT        0        1        2        3       4+
OF PREMIUM

WITHDRAWAL CHARGE                   8%       8%       7%       6%       0%

         For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

         NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to investment in the Contract, as defined by the Internal Revenue Code (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         We do NOT assess the withdrawal charge on any amounts paid out as:

                  * income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);
                  *     death benefits;
                  * withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity
                        (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);
                  * if permitted by your state, a one-time benefit on withdrawals of up to $250,000 from the Investment Divisions, the Fixed Account and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or
                  * if permitted by your state, a one-time benefit on withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Investment Divisions, the Fixed Account and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

         We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

         EARNINGS PROTECTION BENEFIT ("EARNINGSMAX") CHARGE. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. The charge on currently offered Contracts may be less. Please check with your representative to learn about the current level of the charge and its availability in your state. We reserve the right to change the charge on new Contracts, subject to a maximum annual charge of 0.45%. Please check with your representative to learn about the current level of the charge and its availability in your state. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.

         CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:

CONTRACT ENHANCEMENT                  2%           3%         4%         5%
CHARGE (ON AN ANNUAL BASIS)           0.395%       0.42%      0.56%      0.695%

         Due to this charge, it is possible that upon a total withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

         CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract, including annuitization, in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)

        Completed Years Since Receipt of      0        1         2         3         4        5         6       7+
          Premium
        Recapture Charge (2% Credit)          2%       2%       1.25%     1.25%     0.5%      0         0       0
        Recapture Charge (3% Credit)          3%       3%       2%        2%        2%       1%         1%      0
        Recapture Charge (4% Credit)          4%       4%       2.5%      2.5%      2.5%     1.25%      1.25%   0
        Recapture Charge (5% Credit)         4.5%    3.75%      3.25%     2.75%     2%       1.25%      1%      0

         We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

                  *     death benefits;
                  *     withdrawals taken under the free withdrawal provision;
                  * withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);
                  * if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or
                  * if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

         FUTUREGUARD GUARANTEED MINIMUM INCOME BENEFIT CHARGE.

         PLEASE NOTE: EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The charge for FutureGuard depends on the endorsement's availability and the frequency of deduction, as explained below.

                  For Contracts with this GMIB purchased ON AND AFTER MARCH 7, 2004 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

                  For Contracts with this GMIB purchased IN WASHINGTON STATE ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).


         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see "FutureGuard Guaranteed Minimum Income Benefit" beginning on page 215. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THIS GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THIS GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

         FUTUREGUARD 6 GUARANTEED MINIMUM INCOME BENEFIT CHARGE. The charge is 0.20% of the GMIB Benefit Base each calendar quarter (0.80% annually). For Contracts purchased IN WASHINGTON STATE, you pay 0.07% of the GMIB Benefit Base each Contract Month (0.84% annually as used in the table). We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see "FutureGuard 6 Guaranteed Minimum Income Benefit" beginning on page 218. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THIS GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THIS GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

         GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB") CHARGE. If you select the GMAB, in most states you will pay 0.125% of the Guaranteed Value
         (GV) each calendar quarter (0.50% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.0425% of the GV (0.51% annually). The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV is your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals. For more information about the GV, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 66.

         We deduct the charge from your Contract Value. The actual deduction of the charge will be reflected in your quarterly statement. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account, including the GMAB Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. We reserve the right to prospectively change the charge on new Contracts or upon re-election of the benefit after the Contract is issued - subject to a maximum charge of 1.00% annually in states where the charge is quarterly, 1.02% annually in states where the charge is monthly. We stop deducting this charge on the earlier of the date that the Guarantee Period ends (unless re-elected by you) or the date that the GMAB terminates for any other reason. Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of premium to the GMAB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how this endorsement works, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 66.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 76. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


                  For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), the charge is:

                     Maximum Annual Charge        Current Annual Charge
                   --------------------------- ----------------------------
                   --------------------------- -------------- -------------
                      Quarterly or Monthly       Quarterly      Monthly
                             0.75%               0.40% / 4     0.42% / 12

                  You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge is:

                     Maximum Annual Charge        Current Annual Charge
                   --------------------------- ----------------------------
                   --------------------------- ----------------------------
                             0.70%                        0.40%

                  You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                  For Contracts to which this GMWB was added BEFORE OCTOBER 4, 2004, the charge is:

                     Maximum Annual Charge        Current Annual Charge
                   --------------------------- ----------------------------
                   --------------------------- ----------------------------
                             0.70%                        0.35%
                      0.55% upon step-up

                  You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

         We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 76. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP CHARGE ("SAFEGUARD MAX"). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, in most states you will pay 0.1125% of the GWB each Contract Quarter (0.45% annually). IN WASHINGTON STATE, you pay the charge, currently 0.0375% of the GWB (0.45% annually), each Contract Month. IN WASHINGTON STATE, we will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 80.

         We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

         We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up - subject to a maximum charge of 0.80% annually in states where the charge is quarterly, 0.81% annually in states where the charge is monthly.

         The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 80. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5") CHARGE. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 86.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

         The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contact Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually). We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 86. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6") CHARGE. If you select the 6% GMWB With Annual Step-Up, in most states you will pay 0.2125% of the GWB each quarter (0.85% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.0725% of the GWB (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page92.


         We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.


         The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually). We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.60% annually in states where the charge is quarterly, 1.62% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page92. Also see "Guaranteed

         Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5") CHARGE. If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter (0.20% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.0175% of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 96. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, at the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually). We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of this prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 96. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 100. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                   Maximum                    Current
---------------------- -------------------------- ---------------------------
---------------------- ------------ ------------- ------------- -------------
Ages    45 - 49         0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        50 - 54         0.85% / 4    0.87% / 12    0.40% / 4     0.42% / 12
        55 - 59         1.20% / 4    1.20% / 12    0.65% / 4     0.66% / 12
        60 - 64         1.30% / 4    1.32% / 12    0.75% / 4     0.75% / 12
        65 - 69         1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        70 - 74         0.85% / 4    0.87% / 12    0.50% / 4     0.51% / 12
        75 - 80         0.60% / 4    0.60% / 12    0.35% / 4     0.36% / 12
---------------------- ------------ ------------- ------------- -------------
---------------------- ------------------------------------------------------
Charge Basis                                    GWB
---------------------- ------------------------------------------------------
---------------------- ------------ ------------- ------------- -------------
Charge Frequency        Quarterly     Monthly      Quarterly      Monthly

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 100. Please check with your representative to be sure about the charge in your state, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 100. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 106. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

          PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 49        1.00% / 4     1.02% / 12    0.55% / 4    0.57% / 12
        50 - 54        1.15% / 4     1.17% / 12    0.70% / 4    0.72% / 12
        55 - 59        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        60 - 64        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        65 - 69        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        70 - 74        0.90% / 4     0.90% / 12    0.55% / 4    0.57% / 12
        75 - 80        0.65% / 4     0.66% / 12    0.40% / 4    0.42% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 106. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 106. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" below beginning on page 114. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                   Maximum                     Current
---------------------- --------------------------- --------------------------
---------------------- ------------- ------------- ------------ -------------
Ages    45 - 49         0.85% / 4     0.87% / 12    0.40% / 4    0.42% / 12
        50 - 54         1.00% / 4     1.02% / 12    0.55% / 4    0.57% / 12
        55 - 59         1.45% / 4     1.47% / 12    0.85% / 4    0.87% / 12
        60 - 64         1.45% / 4     1.47% / 12    0.85% / 4    0.87% / 12
        65 - 69         1.20% / 4     1.20% / 12    0.65% / 4    0.66% / 12
        70 - 74         0.75% / 4     0.75% / 12    0.35% / 4    0.36% / 12
        75 - 80         0.55% / 4     0.57% / 12    0.30% / 4    0.30% / 12
---------------------- ------------- ------------- ------------ -------------
---------------------- ------------------------------------------------------
Charge Basis                                    GWB
---------------------- ------------------------------------------------------
---------------------- ------------- ------------- ------------ -------------
Charge Frequency        Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 114. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 114. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 122. The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 49        1.00% / 4     1.02% / 12    0.55% / 4    0.57% / 12
        50 - 54        1.00% / 4     1.02% / 12    0.55% / 4    0.57% / 12
        55 - 59        1.35% / 4     1.35% / 12    0.80% / 4    0.81% / 12
        60 - 64        1.45% / 4     1.47% / 12    0.90% / 4    0.90% / 12
        65 - 69        1.60% / 4     1.62% / 12    1.05% / 4    1.05% / 12
        70 - 74        1.00% / 4     1.02% / 12    0.65% / 4    0.66% / 12
        75 - 80        0.75% / 4     0.75% / 12    0.50% / 4    0.51% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 122. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 122. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 129. The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 49        1.10% / 4     1.11% / 12    0.65% / 4    0.66% / 12
        50 - 54        1.25% / 4     1.26% / 12    0.80% / 4    0.81% / 12
        55 - 59        1.70% / 4     1.71% / 12    1.10% / 4    1.11% / 12
        60 - 64        1.70% / 4     1.71% / 12    1.10% / 4    1.11% / 12
        65 - 69        1.45% / 4     1.47% / 12    0.90% / 4    0.90% / 12
        70 - 74        1.00% / 4     1.02% / 12    0.60% / 4    0.60% / 12
        75 - 80        0.80% / 4     0.81% / 12    0.55% / 4    0.57% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 129. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 129. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 100.

         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 85        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 100. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 100. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 146.

         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 85        1.70% / 4     1.71% / 12    1.15% / 4    1.17% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 146. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 146. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 155.

Annual Charge                  Maximum                     Current

--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------

Ages    45 - 80        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12

--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------

Charge Basis                                   GWB

--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------

Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 155. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 155. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 163.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 80        1.85% / 4     1.86% / 12    1.25% / 4    1.26% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 163. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 163. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 172.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    55 - 80        1.20% / 4     1.20% / 12    0.65% / 4    0.66% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


         You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 172.


         Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 172. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 172. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 185.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    55 - 80        1.50% / 4     1.50% / 12    0.80% / 4    0.81% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 185.

         Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 185. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 185. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 199. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

                  For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    60 - 64        1.30% / 4     1.32% / 12    0.90% / 4    0.90% / 12
        65 - 69        0.85% / 4     0.87% / 12    0.60% / 4    0.60% / 12
        70 - 74        0.60% / 4     0.60% / 12    0.50% / 4    0.51% / 12
        75 - 80        0.50% / 4     0.51% / 12    0.40% / 4    0.42% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

                  You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

                          Annual Charge           Maximum      Current
                          --------------------- ------------ -------------
                          --------------------- ------------ -------------
                          Ages    60 - 64          1.30%        0.90%
                                  65 - 69          0.85%        0.60%
                                  70 - 74          0.60%        0.50%
                                  75 - 80          0.50%        0.40%
                          --------------------- ------------ -------------
                          --------------------- --------------------------
                          Charge Basis            Investment Divisions
                          --------------------- --------------------------
                          --------------------- --------------------------
                          Charge Frequency                Daily

                  You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 199. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 199. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 206. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

                  For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge                  Maximum                    Current
--------------------- -------------------------- ---------------------------
--------------------- ------------- ------------ ------------- -------------
Ages    50 - 54        0.85% / 4    0.87% / 12    0.65% / 4     0.66% / 12
        55 - 59        0.65% / 4    0.66% / 12    0.50% / 4     0.51% / 12
        60 - 64        0.50% / 4    0.51% / 12    0.35% / 4     0.36% / 12
        65 - 69        0.35% / 4    0.36% / 12    0.25% / 4     0.27% / 12
        70 - 74        0.30% / 4    0.30% / 12    0.20% / 4     0.21% / 12
        75 - 80        0.20% / 4    0.21% / 12    0.15% / 4     0.15% / 12
--------------------- ------------- ------------ ------------- -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------ ------------- -------------
Charge Frequency       Quarterly      Monthly     Quarterly      Monthly

                  You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, at the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

                          Annual Charge           Maximum      Current
                          --------------------- ------------ -------------
                          --------------------- ------------ -------------
                          Ages    50 - 54          0.85%        0.65%
                                  55 - 59          0.65%        0.50%
                                  60 - 64          0.50%        0.35%
                                  65 - 69          0.35%        0.25%
                                  70 - 74          0.30%        0.20%
                                  75 - 80          0.20%        0.15%
                          --------------------- ------------ -------------
                          --------------------- --------------------------
                          Charge Basis            Investment Divisions
                          --------------------- --------------------------
                          --------------------- --------------------------
                          Charge Frequency                Daily

                  You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 206. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 206. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 75 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


         DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information in on the cover page of this prospectus.

                  If you select the 5% ROLL-UP DEATH BENEFIT, you will pay 0.45%, subject to a maximum of 0.70% on new ISSUES, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We reserve the right to change the charge on new Contracts, subject to a maximum annual charge of 0.70%.

                  If you select the 4% ROLL-UP DEATH BENEFIT, you will pay 0.30%, subject to a maximum of 0.50% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We reserve the right to change the charge on new Contracts, subject to a maximum annual charge of 0.50%. PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                  If you select the HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We reserve the right to change the charge on new Contracts, subject to a maximum annual charge of 0.40%.

                  If you select the COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.55%, subject to a maximum of 0.80% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We reserve the right to change the charge on new Contracts, subject to a maximum annual charge of 0.80%.

                  If you select the COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.40%, subject to a maximum of 0.60% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We reserve the right to change the charge on new Contracts, subject to a maximum annual charge of 0.60%. PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         We stop deducting this charge on the date you annuitize.

         COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

                 * (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

                 * (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


         OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see the "Fund Operating Expenses" table beginning on page 15.


         PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

         INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

                            DISTRIBUTION OF CONTRACTS

         Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.

         Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

         Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

         The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.


         Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products:

               A G Edwards & Sons
               Centaurus Financial Inc.
               Commonwealth Financial Network
               IFMG Securities
               Inter Securities Inc.
               Invest Financial Corporation
               Investment Centers of America, Inc.
               Lincoln Financial Advisors
               Linsco/Private Ledger Corporation
               Mutual Service Corporation
               National Planning Corporation
               Next Financial Group Inc.
               Raymond James Financial
               Securities America
               SII Investments, Inc.
               Thrivent Investment Management
               UBS Financial Services Inc.
               Wachovia Securities Inc.
               WM Financial Services Inc.
               Woodbury Financial Services Inc.

         Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


         We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

                 *    National Planning Corporation,

                 *    SII Investments, Inc.,

                 *    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

                 *    Investment Centers of America, Inc., and

                 *    Curian Clearing LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

         MINIMUM INITIAL PREMIUM:

                 *    $10,000 (Qualified and Non-Qualified)

         MINIMUM ADDITIONAL PREMIUMS:

                 *    $500 (Qualified and Non-Qualified)

                 *    $50 for an automatic payment plan

                 * You can pay additional premiums at any time during the accumulation phase; however, if the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. Similarly, if the Guaranteed Minimum Accumulation Benefit is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect.

         These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. We reserve the right to restrict availability or impose restrictions on the Fixed Account.

         MAXIMUM PREMIUMS:

                 * The maximum aggregate premiums you may make without our prior approval is $1 million.

         The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, any GMIB, the GMAB or any GMWB. The payment and timing of subsequent premium payments may also affect the value of the Contract Enhancements.

         ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Fixed Account or an Investment Division is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.


         You may not allocate your Contract Values among more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account at any one time. Additionally, you may not CHOOSE to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. For more detailed information regarding LifeGuard Select, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 172.) For more detailed information regarding LifeGuard Select with Joint Option, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 185.


         We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

         Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

         OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3%, 4% or 5% of your payment, depending upon which Contract Enhancement you have elected. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. (See Footnote 2 in the FEES AND EXPENSE TABLES with regard to the availability of the 5% Contract Enhancement.) There is a charge, described above, that is assessed against the Investment Divisions, the Fixed Account and the GMWB Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. We will also impose a Contract Enhancement recapture charge if you

         * make withdrawals in excess of the free withdrawals permitted by your Contract,

         *    elect to receive payment under an income option, or

         * return your Contract during the Free Look period. (If you elected the 5% Contract Enhancement and return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

         The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with the additional free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distribution of the Internal Revenue Code. For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums. (See example 2 in Appendix B for an illustration.) If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

         Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

         Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account and the GMWB Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2% Contract Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

         If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

         Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

         In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

                 *    death benefits computed on the basis of Contract Value;
                 *    withdrawals taken under the free withdrawal provision;
                 * withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;
                 *    if permitted by your state, withdrawals under our:

                      *   Terminal Illness Benefit;
                      *   Specified Conditions Benefit; or
                      *   Extended Care Benefit.  (See page 74 below.)


         You may NOT elect the 3%, 4% or 5% Contract Enhancement endorsements with the Guaranteed Minimum Accumulation Benefit.

         CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your Jackson representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

         For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

         Alternatively, assume Jackson receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

         Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.


         If you elect the Guaranteed Minimum Accumulation Benefit, the Capital Protection Program will not be available while the Guaranteed Minimum Accumulation Benefit is in effect. In addition, the Capital Protection Program will not be available if you purchase the LifeGuard Select Guaranteed Minimum Withdrawal Benefit or the LifeGuard Select with Joint Option Guaranteed Minimum Withdrawal Benefit.


         GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, a Guaranteed Minimum Accumulation Benefit may be available, which permits you to receive a Guaranteed Value (GV)(as defined below) at the end of a Guarantee Period, regardless of your Contract Value. IF YOU ELECT THIS GMAB ENDORSEMENT, NO PREMIUM WILL BE ACCEPTED MORE THAN 90 DAYS AFTER THE ISSUE DATE OF THE CONTRACT WHILE THE GMAB IS IN EFFECT. ALSO, YOU MAY NOT ELECT THE GMAB IN COMBINATION WITH ANY CONTRACT ENHANCEMENT, GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB). IN ADDITION, THE GMAB CANNOT BE ADDED AFTER A CONTRACT'S ISSUE DATE. Subject to availability, a GMWB may be elected after the GMAB has terminated. The Capital Protection Program is also not available while the GMAB is in effect. We may further limit the availability of this GMAB optional endorsement.

         GUARANTEED VALUE. This benefit's GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV at the beginning of your Guarantee Period is your initial premium payment, net of any applicable taxes. If the GMAB is re-elected at the end of a Guarantee Period, the GV is generally your Contract Value at the time the new Guarantee Period begins.

         The GV will be increased by any subsequent premium payments, net of any applicable premium taxes (SUBJECT TO A MAXIMUM OF $5 MILLION). (Please see example 2 in Appendix D for an illustration.) No additional premium payments are allowed more than 90 days after the Contract's Issue Date while the GMAB is in effect.

         Partial withdrawals (including Withdrawal Charges and Excess Interest Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal. This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, THE PARTIAL WITHDRAWAL MAY REDUCE THE GV BY A DOLLAR AMOUNT THAT IS GREATER THAN THE DOLLAR AMOUNT WITHDRAWN. (Please see example 3b in Appendix D for an illustration.) All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.


         For purposes of the GMAB charge, the GV in effect on the date the charge is deducted is equal to the GV at the beginning of the Guarantee Period, increased by any subsequent premium payments and decreased by any subsequent partial withdrawals, as described above. For more information regarding the GMAB charge, please see "Guaranteed Minimum Accumulation Benefit Charge" beginning on page 42.


         THE GV CAN NEVER BE MORE THAN $5 MILLION.

         GUARANTEE PERIOD. The Guarantee Period is the time period at the end of which the GV is guaranteed. The Guarantee Period currently available is ten Contract Years. The Guarantee Period begins on the effective date of the endorsement and ends on the Contract Anniversary corresponding to the end of the Guarantee Period. If you select the GMAB when you purchase your Contract, the effective date is the Contract Issue Date.

         REQUIRED ALLOCATION. On the endorsement's effective date, we automatically allocate a certain percentage of your premium (if the GMAB is selected when you purchase your Contract) or your Contract Value (if the GMAB is re-elected after the Contract's Issue Date) to the GMAB Fixed Account. The remaining premium or Contract Value will be allocated to the Fixed Account Options and Investment Divisions based on the current premium allocation you have selected for your Contract.

         The required allocation percentage for the GMAB Fixed Account is that which is in effect on the effective date of the Guarantee Period and the same allocation percentage remains in effect for the duration of the Guarantee Period. We anticipate the required allocation percentage of premium or Contract Value to the GMAB Fixed Account will generally range from 15% to 40%. The required allocation percentage may vary, however, from this stated range. Generally, when the interest rate credited to the GMAB Fixed Account is higher, the required allocation to the GMAB Fixed Account will be lower. When the interest rate credited to the GMAB Fixed Account is lower, the required allocation to the GMAB Fixed Account is higher.

         The required allocation percentage is declared by the Company in advance and may also vary by state. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared required allocation percentage for your state. Our contact information is on the cover page of this prospectus.

         GUARANTEED MINIMUM ACCUMULATION BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, will be allocated to the GMAB Fixed Account in accordance with the required allocation percentage in effect on the effective date of the endorsement. You may not allocate additional monies to this fixed account. The Contract Value in the GMAB Fixed Account is credited with a specific interest rate that is guaranteed and will remain in effect for the entire Guarantee Period. The interest rate is credited daily to the Contract Value in the GMAB Fixed Account so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Period. The interest rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMAB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

         An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the GMAB Fixed Account prior to the end of the Guarantee Period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Guarantee Period. The Excess Interest Adjustment is based on the relationship of the current new business interest rate to the interest rate being credited to you in the GMAB Fixed Account. The current new business interest rate used for this comparison is the interest rate then available on a new Guarantee Period of the same duration, increased by 0.50% per annum. Generally, the Excess Interest Adjustment will increase your GMAB Fixed Account value when current new business rates are lower than the rate then being credited and will decrease your GMAB Fixed Account value when current new business rates are higher than the rate then being credited.

         Also, there will be no Excess Interest Adjustment when the current new business interest rate (after the above-mentioned 0.50% increase) is greater than the interest rate you are then being credited by less than 0.50%. This restriction avoids downward adjustments in the GMAB Fixed Account value in situations where the general level of interest rates has declined but the above-mentioned 0.50% increase results in a current new business interest rate that is higher than the rate currently being credited to your GMAB Fixed Account.

         There is no Excess Interest Adjustment on: death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; or free withdrawals. In no event will the amount we pay on a total withdrawal from the GMAB Fixed Account be less than the GMAB Fixed Account minimum value.

         Quarterly charges deducted across all Fixed Account Options and Investment Divisions are also deducted from the GMAB Fixed Account in accordance with your Contract's provisions. These charges will not reduce the GV. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMAB Fixed Account.

         At the end of the Guarantee Period, if the Contract Value is less than the GV, the Company will add additional money to the Contract Value equal to the difference between the GV and the Contract Value. This additional amount will be allocated within the Contract based on the current premium allocation for the Contract. The GMAB will be automatically terminated unless a written request for re-election of the GMAB has been received by our Annuity Service Center in good order within 30 days prior to the Contract Anniversary corresponding to the end of the Guarantee Period. If the GMAB is terminated, the GMAB Fixed Account value will be transferred to the Fixed Account Options and Investment Divisions based on the current premium allocation for the Contract.

         RE-ELECTION. The GMAB may not be re-elected if any Owner is older than 80 years on the effective date of re-election or if the GMAB is no longer offered. If the GMAB is re-elected, the Contract Value will be rebalanced to meet the current GMAB Fixed Account allocation requirements. The GV will be re-set to equal the Contract Value adjusted for any applicable Excess Interest Adjustment on amounts transferred from Fixed Account Options and a new Guarantee Period will be established. In determining the GV, a negative Excess Interest Adjustment associated with any transfer from a Fixed Account Option will reduce the GV as well as the Contract Value. THE GV CAN NEVER BE MORE THAN $5 MILLION. The required allocation percentage for the GMAB Fixed Account and the GMAB Fixed Account interest rate will be those in effect on the effective date of re-election. The effective date of re-election is the Contract Anniversary corresponding to the end of the previous Guarantee Period.

         TRANSFERS. While the GMAB is in effect, transfers between Investment Divisions and Fixed Account Options are still permitted in accordance with your Contract. The Company will automatically transfer amounts to or from the GMAB Fixed Account, as applicable, upon election, re-election, or termination of the GMAB.

         Upon re-election, any amount required to be transferred from the Investment Divisions and/or Fixed Account Options to the GMAB Fixed Account will be equal to the required allocation percentage for the GMAB Fixed Account multiplied by the current value of each Investment Division and Fixed Account Option, unless the Owner specifies otherwise. The amount applied to the GMAB Fixed Account on transfers from a Fixed Account Option will be adjusted for any applicable Excess Interest Adjustment under that option. As a result, after the Excess Interest Adjustment, the GMAB Fixed Account value immediately following the transfer may be more or less than the required allocation percentage for the GMAB Fixed Account multiplied by the Contract Value before the Excess Interest Adjustment.

         Transfers to or from the GMAB Fixed Account will not count against your Contract's 15 free transfers provision. The Company will not transfer funds in or out of the GMAB Fixed Account during the Guarantee Period. Likewise, you may not elect transfers to or from the GMAB Fixed Account during the Guarantee Period.

         SUBSEQUENT PREMIUMS. If the GMAB is elected on the Contract's Issue Date, all premium received within 90 days of the Issue Date will be subject to the required allocation percentage for the GMAB Fixed Account determined at issue. All allocations to the GMAB Fixed Account will be added to the same GMAB Fixed Account. In other words, only one GMAB Fixed Account will exist on a single Contract at a time. As a result, these subsequent allocations will have the same credited rate and period ending date as the initial Premium. Interest credited in the GMAB Fixed Account on subsequent Premiums is credited daily from the date of receipt.

         The GV will be increased by any subsequent premium payments, net of any applicable premium taxes (subject to a maximum of $5 million). (Please see example 2 in Appendix D for an illustration.)

         No additional premium payments are allowed more than 90 days after the Contract's Issue Date while the GMAB is in effect.

         PARTIAL WITHDRAWALS. Unless you specify otherwise, partial withdrawals (including applicable charges and adjustments) will be taken proportionately from the GMAB Fixed Account, Fixed Account Options and Investment Divisions. The percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Withdrawal Charges and Excess Interest Adjustments may apply to withdrawals.

         Partial withdrawals (including Withdrawal Charges and Excess Interest Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal. This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, the PARTIAL WITHDRAWAL MAY REDUCE THE GV BY A DOLLAR AMOUNT THAT IS GREATER THAN THE DOLLAR AMOUNT WITHDRAWN. (Please see example 3b in Appendix D for an illustration.) All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.

         While the GMAB is in effect, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account.

         SPOUSAL CONTINUATION. If any Owner dies before a Contract with the GMAB is annuitized, the Contract's death benefit is still payable; however, the GMAB terminates without value. Alternatively, the Contract allows a Beneficiary who is a deceased Owner's spouse to continue the Contract, retaining all rights previously held by the Owner. If the spouse continues the Contract and the GMAB endorsement applies to the Contract, the GMAB will continue and no adjustment will be made to the GV at the time of continuation. The Guarantee Period will continue to be based on the original effective date or re-election date, as applicable. Contract Years and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. The spouse may elect to terminate the GMAB upon written request in good order on or after the seventh Contract Anniversary.

         TERMINATION. The GMAB endorsement terminates subject to a prorated GMAB charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges plus or minus any Excess Interest Adjustments and not the GV you would have received under the GMAB at the end of the Guarantee Period. The GMAB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); the date the Contract Value equals zero; the date our Service Center receives a written request in good order from you to terminate the GMAB on or after the seventh Contract Anniversary; or at the end of the Guarantee Period, unless the GMAB is re-elected by you.

         Upon termination of the GMAB either at the end of the Guarantee Period or at the time of your request on or after the seventh Contract Anniversary, the GMAB Fixed Account value (adjusted for any applicable Excess Interest Adjustment) will be transferred to the Fixed Account Options and Investment Divisions based on the current premium allocation for the Contract.

         CONTRACT VALUE IS ZERO. If, while the GMAB is in effect, your Contract Value is reduced to zero as the result of the deduction of contract charges, the GV will be paid automatically to you and the GMAB will terminate. In addition, all other rights under your Contract cease, as your Contract and all other optional endorsements will terminate without value. The GV will be paid in a lump sum within 60 days after the termination date.

         ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

         Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

                 * determining the total amount of assets held in the particular Investment Division; * subtracting any asset-based charges and taxes chargeable under the Contract; and * dividing this amount by the number of outstanding Accumulation Units.

         Charges deducted through the cancellation of units are not reflected in this computation.

         The value of an Accumulation Unit is expected to vary from day to day. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

         When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have selected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

         You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the applicable Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

         A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

         RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

         Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

                 *    limiting the number of transfers over a period of time;

                 *    requiring a minimum time period between each transfer;

                 * limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

                 * limiting the dollar amount that you may transfer at any one time.

         To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

         We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

         Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

         Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

         Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

         THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

         WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

         WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

         Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

         HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

         OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephonic or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

         We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

         Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

         You can have access to the money in your Contract:

                 *    by making either a partial or complete withdrawal,

                 *    by electing the Systematic Withdrawal Program,

                 *    by electing a Guaranteed Minimum Withdrawal Benefit, or

                 *    by electing to receive income payments.

         Your Beneficiary can have access to the money in your Contract when a death benefit is paid.


         Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable recapture and withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 38.


         Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.


         Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions, Fixed Account Options, GMAB Fixed Account and GMWB Fixed Account based on the proportion their respective values bear to the Contract Value. If you are specific in your withdrawal request, please know that, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Similarly, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

         With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken or such greater amount if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after the withdrawal. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. If your Contract contains the GMAB LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the Fixed Account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMAB Fixed Account or the GMWB Fixed Account. If you wish your systematic withdrawal to include amounts allocated to the GMAB Fixed Account or the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the Fixed Account, including the GMAB Fixed Account) based on their respective values in relation to the Contract Value.


         If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


         INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 228.


         WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions, the Fixed Account and the GMWB Fixed Account), the recapture charge, but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

                  * TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

                  * SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions, Fixed Account and the GMWB Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:
                             * Heart attack
                             * Stroke
                             * Coronary artery surgery
                             * Life-threatening cancer
                             * Renal failure or
                             * Alzheimer's disease; and
                  * EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

         You may exercise these benefits once under your Contract.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

         A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

         Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.


         The Joint For Life GMWB with Bonus and Annual Step-Up and the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up are available only to spouses and differs from the For Life GMWB with Bonus and Annual Step-Up without the Joint Optionand the For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up without the Joint Option (which are available to spouses and unrelated parties) and enjoy the following advantages:

                 * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" subsection beginning on page163 and the "Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" subsection beginning on page 185.)


                 * If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).


         The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.


         GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a Non-Qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

         Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.


         These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 230 for further information regarding possible adverse tax consequences of extending the Latest Income Date.


         In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES.


         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is hit. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

                 * the GWB prior to the partial withdrawal less the partial withdrawal; or
                 *    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

                 * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
                 * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:

                 *    the GAWA prior to the partial withdrawal; or
                 *    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

                 *    the GAWA prior to the partial withdrawal; or

                 *    the GWB after the partial withdrawal; or

                 * 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

         For certain tax-qualified Contracts to which the 7% GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

         REQUIRED MINIMUM DISTRIBUTION CALCULATION. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD REQUIREMENTS.

         STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                            -----------------------------------------
WITH A STEP-UP -            The GWB equals Contract Value.

                            The GAWA is recalculated, equaling the
                            greater of:
                                *  7% of the new GWB; OR
                                *  The GAWA before the Step-Up.
                            ------------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

              * For Contracts to which the 7% GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

         A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

         If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

         TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 75 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.


         GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP ("SAFEGUARD MAX"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the EARLIER of:

              *       The Owner's (or any joint Owner's) death;

              OR

              * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals initial premium net of
        CONTRACT ON THE ISSUE             any applicable premium taxes.
        DATE -
                                          The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.
                                          --------------------------------------

                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals Contract Value less the
        CONTRACT ON ANY CONTRACT          recapture charge on any Contract
        ANNIVERSARY -                     Enhancement.

                                          The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.
                                          --------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage

                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                       0 - 74                  7%
                                      75 - 79                  8%
                                      80 - 84                  9%
                                        85+                    10%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           greater of:
        CURRENT CONTRACT YEAR, IS LESS          * The GWB before the withdrawal
        THAN OR EQUAL TO THE GREATER OF           less the withdrawal; OR
        THE GAWA OR RMD, AS APPLICABLE -        * Zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                                * The GAWA before the
                                                  withdrawal; OR
                                                * The GWB after the withdrawal.

                                           -------------------------------------


         You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.


                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           lesser of:
        CURRENT CONTRACT YEAR, EXCEEDS         *  Contract Value after the
        THE GREATER OF THE GAWA OR RMD,           withdrawal less any recapture
        AS APPLICABLE -                           charge on any Contract
                                                  Enhancement; OR
                                               *  The greater of the GWB before
                                                  the withdrawal less the
                                                  withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                               *  The GAWA before the
                                                  withdrawal; OR
                                               *  The GWB after the withdrawal;
                                                  OR
                                               * The GAWA percentage multiplied
                                                 by the Contract Value after the
                                                 withdrawal less any recapture
                                                 charge on any Contract
                                                 Enhancement.
                                           -------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 228.

         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner. Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively. If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June
                   30. If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------


         PREMIUMS.


                                          --------------------------------------
        WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing by
        PAYMENT ON THE CONTRACT -         the amount of the premium net of any
                                          applicable premium taxes.

                                          If the premium payment is received
                                          after the first withdrawal, the GAWA
                                          is also recalculated, increasing by:
                                             *   The GAWA percentage multiplied
                                                 by the subsequent premium
                                                 payment net of any applicable
                                                 premium taxes; OR
                                             *   The GAWA percentage multiplied
                                                 by the increase in the GWB - IF
                                                 THE MAXIMUM GWB IS HIT.
                                          --------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                 -----------------------------------------------
        WITH A STEP-UP -         The GWB equals Contract Value (subject to a $5
                                 million maximum).

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:
                                      * The GAWA percentage multiplied by the
                                        new GWB, OR
                                      * The GAWA prior to Step-Up.

                                 -----------------------------------------------


         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.


                                          --------------------------------------
        AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
        CONTRACT VALUE IS ZERO -          greater of:
                                               * The GWB before the payment less
                                                 the payment; OR
                                               * Zero.
                                          The GAWA is recalculated, equaling the
                                          lesser of:
                                               * THE GAWA BEFORE THE PAYMENT; OR
                                               * The GWB after the payment.

                                          --------------------------------------


         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

         If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to Step-Up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 227.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                            In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The first date both the GWB and the Contract Value equals zero; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

         On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the
         Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 75 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

         For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions
         (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

                 * the GWB prior to the partial withdrawal less the partial withdrawal; or

                 *     zero.

         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

                 *     the GAWA prior to the partial withdrawal; or

                 *     the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:

                 * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

                 *     zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:

                 * the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

                 *     the GWB after the partial withdrawal.

         The Excess Withdrawal is defined to be the lesser of:

                 *     the total amount of the current partial withdrawal, or

                 * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:

                 * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                 * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:

                 *     the GAWA prior to the partial withdrawal; or

                 *     the GWB after the partial withdrawal; or

                 * 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

         For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.


         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts please see "TAXES" beginning on page 228.


         REQUIRED MINIMUM DISTRIBUTION CALCULATION. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

         STEP-UP. Step-Ups with the 5% GMWB With Annual Step-Ups reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.


         TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available - whichever occurs first.


         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                   FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                   This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 75 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.


         CONVERSION. You may convert this 5% GMWB With Annual Step-Up to the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary two years after your endorsement's effective date. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

         With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future.

         There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up. Converting to AutoGuard 6 may be advantageous if you desire a higher GAWA percentage of 6%, which is allowed under AutoGuard 6, as opposed to your current GAWA percentage of 5%. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

         Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom or LifeGuard Freedom with Joint Option may be advantageous if you desire annual Step-Ups of the GWB for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income verses a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom with Joint Option.

         Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

         Please consult your representative to be sure whether a conversion is right for you.

         6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 6% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

         For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions
         (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

                 * the GWB prior to the partial withdrawal less the partial withdrawal; or
                 *    zero.

         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

                 *     the GAWA prior to the partial withdrawal; or

                 *     the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:

                 * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

                 *     zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:

                 * the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

                 *     the GWB after the partial withdrawal.

         The Excess Withdrawal is defined to be the lesser of:

                 *     the total amount of the current partial withdrawal, or

                 * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:

                 * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                 * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:

                 *    the GAWA prior to the partial withdrawal; or
                 *    the GWB after the partial withdrawal; or
                 * 6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

         For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.


         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 228.


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 6% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

         STEP-UP. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 75 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.


         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

                 * the GWB prior to the partial withdrawal less the partial withdrawal; or

                 *     zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

                 * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                 * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:

                 *     the GAWA prior to the partial withdrawal; or

                 *     the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

                 *     the GAWA prior to the partial withdrawal; or

                 *     the GWB after the partial withdrawal; or

                 * 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.


         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts please see "TAXES" beginning on page 228.


         For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 75 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

              * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                           For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

              OR

              * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals initial premium net of
        CONTRACT ON THE ISSUE DATE -      any applicable premium taxes.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals Contract Value less the
        CONTRACT ON ANY CONTRACT          applicable recapture charge on any
        ANNIVERSARY -                     Contract Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           greater of:
        CURRENT CONTRACT YEAR, IS LESS          * The GWB before the withdrawal
        THAN OR EQUAL TO THE GREATER OF           less the withdrawal; OR
        THE GAWA OR RMD, AS APPLICABLE -        * Zero.
                                           The GAWA:
                                                * Is unchanged WHILE THE FOR
                                                  LIFE GUARANTEE IS IN EFFECT;
                                                  OTHERWISE
                                                * Is recalculated, equaling the
                                                  lesser of the GAWA before the
                                                  withdrawal, or the GWB after
                                                  the withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           lesser of:
        CURRENT CONTRACT YEAR, EXCEEDS          * Contract Value after the
        THE GREATER OF THE GAWA OR RMD,           withdrawal less any recapture
        AS APPLICABLE -                           charge on any Contract
                                                  Enhancement; OR
                                                * The greater of the GWB before
                                                  the withdrawal less the
                                                  withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                                * 5% of the Contract Value after
                                                  the withdrawal less the
                                                  recapture charge on any
                                                  Contract Enhancement; OR
                                                * The greater of 5% of the GWB
                                                  after the withdrawal, or
                                                  zero.
                                           -------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts please see "TAXES" beginning on page 228.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner. Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.
                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June
                   30. If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------

         PREMIUMS.

                                          --------------------------------------
        WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing by
        PAYMENT ON THE CONTRACT -         the amount of the premium net of any
                                          applicable premium taxes.

                                          The GAWA is also recalculated,
                                          increasing by:
                                                * 5% of the premium net of any
                                                  applicable premium taxes; OR
                                                * 5% of the increase in the GWB
                                                  - IF THE MAXIMUM GWB IS HIT.
                                          --------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                          --------------------------------------
        WITH A STEP-UP -                  The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the
                                          greater of:
                                                * 5% of the new GWB; OR
                                                * The GAWA before the Step-Up.
                                          -- --- -------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

                                          --------------------------------------
        AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
        CONTRACT VALUE IS ZERO -         greater of:
                                               * The GWB before the payment less
                                                 the payment; OR
                                               * Zero.
                                          The GAWA:
                                               * Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS IN effect;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before, or
                                                 the GWB after, the payment.
                                          --------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract
                 Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                          * Upon the Owner's death, the For Life Guarantee is
                            void.
                          * Only the GWB is payable while there is value
                            to it (until depleted).
                          * Step-Ups will continue automatically or as
                            permitted; otherwise, the above rules for Step-Ups apply.
                          * Contract Anniversaries will continue to be based on
                            the Contract's Issue Date.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 227.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *     The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 75 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.


         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

             * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday). If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      If this GMWB was added to your Contract PRIOR TO DECEMBER 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

              OR

             * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

             * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals initial premium net of
        CONTRACT ON THE ISSUE DATE -      any applicable premium taxes.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals Contract Value less the
        CONTRACT ON ANY CONTRACT          applicable recapture charge  on any
        ANNIVERSARY -                     Contract Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           greater of:
        CURRENT CONTRACT YEAR, IS LESS          * The GWB before the withdrawal
        THAN OR EQUAL TO THE GREATER OF           less the withdrawal; OR
        THE GAWA OR RMD, AS APPLICABLE -        * Zero.

                                           The GAWA:
                                                * Is unchanged WHILE THE FOR
                                                  LIFE GUARANTEE IS IN EFFECT;
                                                  OTHERWISE
                                                * Is recalculated, equaling
                                                  the lesser of the GAWA
                                                  before the withdrawal, or
                                                  the GWB after the
                                                  withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           greater of:
        CURRENT CONTRACT YEAR,                  * The GWB prior to the partial
        EXCEEDS THE GREATER OF                    withdrawal, first reduced
        THE GAWA OR RMD, AS                       dollar-for-dollar for any
        APPLICABLE, AND THIS                      portion of the partial
        ENDORSEMENT WAS ADDED TO                  withdrawal not defined as an
        YOUR CONTRACT ON OR AFTER                 Excess Withdrawal (see
        DECEMBER 3, 2007 -                        below), then reduced in the
                                                  same proportion that the
                                                  Contract Value is reduced by
                                                  the Excess Withdrawal; OR
                                                * Zero.

                                           The GAWA is recalculated as follows:
                                                * If the For Life Guarantee is
                                                  in force, the GAWA prior to
                                                  the partial withdrawal is
                                                  reduced in the same
                                                  proportion that the Contract
                                                  Value is reduced by the
                                                  Excess Withdrawal.
                                                * If the For Life Guarantee is
                                                  not in force, the GAWA is
                                                  equal to the lesser of:
                                                  o The GAWA prior to the
                                                    partial withdrawal reduced
                                                    in the same proportion that
                                                    the Contract Value is
                                                    reduced by the Excess
                                                    Withdrawal, OR
                                                  o The GWB after the
                                                    withdrawal.
                                           -------------------------------------

         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, OR

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           lesser of:
        CURRENT CONTRACT YEAR, EXCEEDS          * Contract Value after the
        THE GREATER OF THE GAWA OR RMD,           withdrawal less any recapture
        AS APPLICABLE, AND THIS                   charge on any Contract
        ENDORSEMENT WAS ADDED TO YOUR             Enhancement; OR
        CONTRACT BEFORE DECEMBER 3, 2007 -      * The greater of the GWB before
                                                  the withdrawal less the
                                                  withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                                * 5% of the Contract Value after
                                                  the withdrawal less the
                                                  recapture charge on any
                                                  Contract Enhancement; OR
                                                * The greater of 5% of the GWB
                                                  after the withdrawal, or zero.
                                           -------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts please see "TAXES" beginning on page 228.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner. Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.
                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June
                   30. If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------
        WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
        PAYMENT ON THE CONTRACT -        the amount of the premium net of any
                                         applicable premium taxes.

                                         The  GAWA is also recalculated,
                                         increasing by:
                                         * 5% of the premium net of any
                                           applicable premium taxes; OR
                                         * 5% of the increase in the GWB - IF
                                           THE MAXIMUM GWB IS HIT.
                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                         ---------------------------------------
        WITH A STEP-UP -                 The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:
                                              *  5% of the new GWB; OR
                                              *  The GAWA before the Step-Up.
                                         ---------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------
         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:
                                              * The GWB before the payment less
                                                the payment; OR
                                              * Zero.
                                           The GAWA:
                                              * Is unchanged SO LONG AS THE FOR
                                                LIFE GUARANTEE IS IN EFFECT;
                                                OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before, or
                                                the GWB after, the payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                          * Upon the Owner's death, the For Life Guarantee is
                            void.
                          * Only the GWB is payable while there is value
                            to it (until depleted).
                          * Step-Ups will continue automatically or as
                            permitted; otherwise, the above rules for Step-Ups apply.
                          * Contract Anniversaries will continue to be based on
                            the Contract's Issue Date.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 227.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *     The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 75 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

               *     How the bonus is calculated;

               * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

               *     For how long the bonus is available; and

               *     When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------
              The bonus equals 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
              ------------------------------------------------------------------

                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                   * The tenth Contract Anniversary after the effective date of the endorsement;

                   * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                   *   The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

              When the bonus is applied:

                   * The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) of the Bonus Base.

                   * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

             * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

              OR

             * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

             * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and, for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals initial premium net of
        CONTRACT ON THE ISSUE DATE -      any applicable premium taxes.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals Contract Value less the
        CONTRACT ON ANY CONTRACT          applicable recapture charge on any
        ANNIVERSARY -                     Contract Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           greater of:
        CURRENT CONTRACT YEAR, IS LESS          * The GWB before the withdrawal
        THAN OR EQUAL TO THE GREATER OF           less the withdrawal; OR
        THE GAWA OR RMD, AS                     * Zero.
        APPLICABLE -
                                           The GAWA:
                                                * Is unchanged WHILE THE FOR
                                                  LIFE GUARANTEE IS IN EFFECT;
                                                  OTHERWISE
                                                * Is recalculated, equaling the
                                                  lesser of the GAWA before the
                                                  withdrawal, or the GWB after
                                                  the withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           lesser of:
        CURRENT CONTRACT YEAR, EXCEEDS          * Contract Value after the
        THE GREATER OF THE GAWA OR RMD,           withdrawal less any recapture
        AS APPLICABLE -                           charge on any Contract
                                                  Enhancement; OR
                                                * The greater of the GWB before
                                                  the withdrawal less the
                                                  withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                                * 5% of the Contract Value
                                                  after the withdrawal less
                                                  the recapture charge on any
                                                  Contract Enhancement; OR
                                                * The greater of 5% of the GWB
                                                  after the withdrawal, or
                                                  zero.
                                           -------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts please see "TAXES" beginning on page 228.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.
              Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.
                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June
                   30. If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------
        WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
        PAYMENT ON THE CONTRACT -        the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:
                                            * 5% of the premium net of any
                                              applicable premium taxes; OR
                                            * 5% of the increase in the GWB - IF
                                              THE MAXIMUM GWB IS HIT.
                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                         ---------------------------------------
        WITH A STEP-UP -                 The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:
                                              *  5% of the new GWB; OR
                                              *  The GAWA before the Step-Up.
                                         ---------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------
        AFTER EACH PAYMENT WHEN THE        The GWB is recalculated, equaling the
        CONTRACT VALUE IS ZERO -           greater of:
                                              * The GWB before the payment less
                                                the payment; OR
                                              * Zero.
                                           The GAWA:
                                              * Is unchanged SO LONG AS THE FOR
                                                LIFE GUARANTEE IS IN EFFECT;
                                                OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before, or
                                                the GWB after, the payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

                         * Upon the Owner's death, the For Life Guarantee is
                           void.
                         * Only the GWB is payable while there is value to
                           it (until depleted).
                         * The Beneficiary is also allowed a Step-Up. The
                           Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.
                         * Contract Anniversaries will continue to be based on
                           the Contract's Issue Date.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 227.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 75 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

               *    How the bonus is calculated;

               * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------
              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
              ------------------------------------------------------------------

                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                             * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                             * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                   * The tenth Contract Anniversary after the effective date of the endorsement;

                   * The Contract Anniversary on or immediately following the
                     Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                   * The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

              When the bonus is applied:

                   * The GWB is recalculated, increasing by 5% of the Bonus
Base.

                   * The GAWA is then recalculated, equaling the greater of 5%
                     of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEE.

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

                 * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

                BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

         This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals initial premium net of
        CONTRACT ON THE ISSUE DATE -      any applicable premium taxes.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals Contract Value less the
        CONTRACT ON ANY CONTRACT          applicable recapture chargeon any
        ANNIVERSARY -                     Contract Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           greater of:
        CURRENT CONTRACT YEAR, IS LESS          * The GWB before the withdrawal
        THAN OR EQUAL TO THE GREATER OF           less the withdrawal; OR
        THE GAWA OR RMD, AS APPLICABLE -        * Zero.
                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           lesser of:
        CURRENT CONTRACT YEAR, EXCEEDS          * Contract Value after the
        THE GREATER OF THE GAWA OR RMD,           withdrawal less any recapture
        AS APPLICABLE -                           charge on any Contract
                                                  Enhancement; OR
                                                * The greater of the GWB
                                                  before the withdrawal less
                                                  the withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                                * 5% of the Contract Value after
                                                  the withdrawal less any
                                                  recapture charge on any
                                                  Contract Enhancement; OR
                                                * The greater of 5% of the GWB
                                                  after the withdrawal, or zero.
                                           -------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 228.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner. Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively. If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------
        WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
        PAYMENT ON THE CONTRACT -        the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:
                                            * 5% of the premium net of any
                                              applicable premium taxes; OR
                                            * 5% of the increase in the GWB - IF
                                              THE MAXIMUM GWB IS HIT.
                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                          --------------------------------------
        WITH A STEP-UP -                  The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the
                                          greater of:
                                             * 5% of the new GWB; OR
                                             * The GAWA before the Step-Up.
                                          --------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 122 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------
        AFTER EACH PAYMENT WHEN THE        The GWB is recalculated, equaling the
        CONTRACT VALUE IS ZERO -           greater of:
                                              * The GWB before the payment less
                                                the payment; OR
                                              * Zero.
                                           The GAWA:
                                              * Is unchanged SO LONG AS THE FOR
                                                LIFE GUARANTEE IS IN EFFECT;
                                                OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before, or
                                                the GWB after, the payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                          * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

                             If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                          * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                          * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                          *  A new joint owner may not be added in a
                             non-qualified Contract if a surviving spouse continues the Contract.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

               * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 227.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

               * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

               * The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 75 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLES 9 AND 10 FOR THE FOR LIFE GUARANTEE.

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

                 * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

                BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

         This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT
         (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals initial premium net of
        CONTRACT ON THE ISSUE DATE -      any applicable premium taxes.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------


                                          --------------------------------------

        WHEN THIS GMWB IS ADDED TO THE    The GWB equals Contract Value less the
        CONTRACT ON ANY CONTRACT          applicable recapture charge on any
        ANNIVERSARY -                     Contract Enhancement.

                                          The GAWA equals 5% of the GWB.
                                          --------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           greater of:
        CURRENT CONTRACT YEAR, IS LESS          * The GWB before the withdrawal
        THAN OR EQUAL TO THE GREATER OF           less the withdrawal; OR
        THE GAWA OR RMD, AS APPLICABLE -        * Zero.
                                           The GAWA:
                                                * Is unchanged WHILE THE FOR
                                                  LIFE GUARANTEE IS IN EFFECT;
                                                  OTHERWISE
                                                * Is recalculated, equaling
                                                  the lesser of the GAWA
                                                  before the withdrawal, or
                                                  the GWB after the
                                                  withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           lesser of:
        CURRENT CONTRACT YEAR, EXCEEDS          * Contract Value after the
        THE GREATER OF THE GAWA OR RMD,           withdrawal less any recapture
        AS APPLICABLE -                           charge on any Contract
                                                  Enhancement; OR
                                                * The greater of the GWB
                                                  before the withdrawal less
                                                  the withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                                * 5% of the Contract Value after
                                                  the withdrawal less any
                                                  recapture charge on any
                                                  Contract Enhancement; OR
                                                * The greater of 5% of the GWB
                                                  after the withdrawal, or zero.
                                           -------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawal charges may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 228.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner. Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.
                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June
                   30. If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------
        WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
        PAYMENT ON THE CONTRACT -        the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:
                                                * 5% of the premium net of any
                                                  applicable premium taxes; OR
                                                * 5% of the increase in the GWB
                                                  - IF THE MAXIMUM GWB IS HIT.
                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                         ---------------------------------------
        WITH A STEP-UP -                 The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:
                                              * 5% of the new GWB; OR
                                              * The GAWA before the Step-Up.
                                         ---------------------------------------


         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 129 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------
        AFTER EACH PAYMENT WHEN THE        The GWB is recalculated, equaling the
        CONTRACT VALUE IS ZERO -           greater of:
                                                * The GWB before the payment
                                                  less the payment; OR
                                                * Zero.

                                           The GAWA:
                                                * Is unchanged SO LONG AS THE
                                                  FOR LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE
                                                * Is recalculated, equaling the
                                                  lesser of the GAWA before, or
                                                  the GWB after, the payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                          * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

                              If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                          * The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise the above rules for Step-Up apply.

                              Bonuses will continue to apply according to the rules below for Bonuses.

                          * Contract Anniversaries and Contract Years will continue to be based on the original Contract's Issue Date.

                          *   A new joint Owner may not be added in a
                              non-qualified Contract if a surviving spouse continues the Contract.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

               * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 227.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

               * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

               * The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 75 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

               *    How the bonus is calculated;

               * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------
              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
              ------------------------------------------------------------------

                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                            * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                            * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                   * The tenth Contract Anniversary after the effective date of the endorsement;

                   * The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or

                   *  The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

              When the bonus is applied:

                   * The GWB is recalculated, increasing by 5% of the Bonus
                     Base.

                   * The GAWA is then recalculated, equaling the greater of 5%
                     of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS.


         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

              * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                           For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

              OR

              * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals initial premium net of
        CONTRACT ON THE ISSUE DATE -      any applicable premium taxes.

                                          The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Issue Date.
                                          --------------------------------------


                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals Contract Value less the
        CONTRACT ON ANY CONTRACT          recapture charge on any Contract
        ANNIVERSARY -                     Enhancement.

                                          The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.


                                          The For Life Guarantee becomes
                                          effective on the Contract Anniversary
                                          on which the endorsement is added.
                                          --------------------------------------

         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 59                  4%
                                      60 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           greater of:
        CURRENT CONTRACT YEAR, IS LESS          * The GWB before the withdrawal
        THAN OR EQUAL TO THE GREATER OF           less the withdrawal; OR
        THE GAWA OR RMD, AS APPLICABLE -        * Zero.
                                           The GAWA:
                                                * Is unchanged WHILE THE FOR
                                                  LIFE GUARANTEE IS IN
                                                  effect; OTHERWISE
                                                * Is recalculated, equaling
                                                  the lesser of the GAWA
                                                  before the withdrawal, or
                                                  the GWB after the
                                                  withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE CURRENT   greater of:
        CONTRACT YEAR, EXCEEDS THE              * The GWB prior to the partial
        GREATER OF THE GAWA OR RMD, AS            withdrawal, first reduced
        APPLICABLE, AND THIS ENDORSEMENT          dollar-for-dollar for any
        WAS ADDED TO YOUR CONTRACT ON OR          portion of the partial
        AFTER DECEMBER 3, 2007 -                  withdrawal not defined as an
                                                  Excess Withdrawal (see
                                                  below), then reduced in the
                                                  same proportion that the
                                                  Contract Value is reduced by
                                                  the Excess Withdrawal; OR
                                                * Zero.

                                           The GAWA is recalculated as follows:
                                                * If the For Life Guarantee is
                                                  in force, the GAWA prior to
                                                  the partial withdrawal is
                                                  reduced in the same
                                                  proportion that the Contract
                                                  Value is reduced by the
                                                  Excess Withdrawal.
                                                * If the For Life Guarantee is
                                                  not in force, the GAWA is
                                                  equal to the lesser of:
                                                     o The GAWA prior to the
                                                       partial withdrawal
                                                       reduced in the same
                                                       proportion that the
                                                       Contract Value is reduced
                                                       by the Excess Withdrawal,
                                                       OR
                                                     o The GWB after the
                                                       withdrawal.
                                           -------------------------------------

         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, or

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE CURRENT   lesser of:
        CONTRACT YEAR, EXCEEDS THE              * Contract Value after the
        GREATER OF THE GAWA OR RMD, AS            withdrawal less any recapture
        APPLICABLE, AND THIS ENDORSEMENT          charge on any Contract
        WAS ADDED TO YOUR CONTRACT BEFORE         Enhancement; OR
        DECEMBER 3, 2007 -                      * The greater of the GWB
                                                  before the withdrawal less
                                                  the withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                               * The GAWA percentage multiplied
                                                 by the Contract Value after the
                                                 withdrawal less the recapture
                                                 charge on any Contract
                                                 Enhancement; OR
                                               * The GAWA percentage
                                                 multiplied by the GWB after
                                                 the withdrawal.
                                           -------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 228.

         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner. Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively. If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------

         PREMIUMS.

                                          --------------------------------------
        WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing by
        PAYMENT ON THE CONTRACT -         the amount of the premium net of any
                                          applicable premium taxes.

                                          If the premium payment is received
                                          after the first withdrawal, the GAWA
                                          is also recalculated, increasing by:
                                             * The GAWA percentage multiplied
                                               by the subsequent premium
                                               payment net of any applicable
                                               premium taxes; OR
                                             * The GAWA percentage multiplied
                                               by the increase in the GWB - IF
                                               THE MAXIMUM GWB IS HIT.
                                          --------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


         In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

                                 -----------------------------------------------
        WITH A STEP-UP -         The GWB equals Contract Value (subject to a $5
                                 million maximum).

                                 If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.
                                      *   If there are joint Owners, the GAWA
                                          percentage is recalculated based on
                                          the oldest joint Owner.
                                      *   The GAWA percentage will not be
                                          recalculated upon step-ups following
                                          Spousal Continuation.

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:
                                      * The GAWA percentage multiplied by the
                                        new GWB, OR
                                      * The GAWA prior to Step-Up.
                                 -----------------------------------------------

         PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.


                                          --------------------------------------
        AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
        CONTRACT VALUE IS ZERO -          greater of:
                                             * The GWB before the payment less
                                               the payment; OR
                                             * Zero.
                                          The GAWA:
                                             * Is unchanged SO LONG AS THE FOR
                                               LIFE GUARANTEE IS IN effect;
                                               OTHERWISE
                                             * Is recalculated, equaling the
                                               lesser of the GAWA before, or
                                               the GWB after, the payment.
                                          --------------------------------------

         Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                          * Upon the Owner's death, the For Life Guarantee is void.

                          * Only the GWB is payable while there is value to it (until depleted).

                          * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                          * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                          *   If the GAWA percentage has not yet been
                              determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

                          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 227.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *     The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 75 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.


         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

                 * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

                BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT
         (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals initial premium net of
        CONTRACT ON THE ISSUE DATE -      any applicable premium taxes.

                                          The GAWA is determined based on the
                                          youngest Covered Life's attained age
                                          at the time of first withdrawal and
                                          equals the GAWA percentage multiplied
                                          by the GWB prior to the partial
                                          withdrawal. See the GAWA percentage
                                          table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Issue Date.
                                          --------------------------------------

                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals Contract Value less the
        CONTRACT ON ANY CONTRACT          recapture charge on any Contract
        ANNIVERSARY -                     Enhancement.

                                          The GAWA is determined based on the
                                          youngest Covered Life's attained age
                                          at the time of first withdrawal and
                                          equals the GAWA percentage multiplied
                                          by the GWB prior to the partial
                                          withdrawal. See the GAWA percentage
                                          table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Anniversary
                                          on which the endorsement is added.
                                          --------------------------------------

         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP
         IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 59                  4%
                                      60 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           greater of:
        CURRENT CONTRACT YEAR, IS LESS          * The GWB before the withdrawal
        THAN OR EQUAL TO THE GREATER OF           less the withdrawal; OR
        THE GAWA OR RMD, AS APPLICABLE -        * Zero.
                                           The GAWA:
                                                * Is unchanged WHILE THE FOR
                                                  LIFE GUARANTEE IS IN EFFECT;
                                                  OTHERWISE
                                                * Is recalculated, equaling the
                                                  lesser of the GAWA before the
                                                  withdrawal, or the GWB after
                                                  the withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE CURRENT   greater of:
        CONTRACT YEAR, EXCEEDS THE              * The GWB prior to the partial
        GREATER OF THE GAWA OR RMD, AS            withdrawal, first reduced
        APPLICABLE, AND THIS ENDORSEMENT          dollar-for-dollar for any
        WAS ADDED TO YOUR CONTRACT ON OR          portion of the partial
        AFTER DECEMBER 3, 2007 -                  withdrawal not defined as an
                                                  Excess Withdrawal (see
                                                  below), then reduced in the
                                                  same proportion that the
                                                  Contract Value is reduced by
                                                  the Excess Withdrawal; OR
                                                * Zero.

                                           The GAWA is recalculated as follows:
                                                * If the For Life Guarantee is
                                                  in force, the GAWA prior to
                                                  the partial withdrawal is
                                                  reduced in the same
                                                  proportion that the Contract
                                                  Value is reduced by the
                                                  Excess Withdrawal.
                                                * If the For Life Guarantee is
                                                  not in force, the GAWA is
                                                  equal to the lesser of:
                                                     o The GAWA prior to the
                                                       partial withdrawal
                                                       reduced in the same
                                                       proportion that the
                                                       Contract Value is
                                                       reduced by the Excess
                                                       Withdrawal, OR
                                                     o The GWB after the
                                                       withdrawal.
                                           -------------------------------------

         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, or

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           lesser of:
        CURRENT CONTRACT YEAR, EXCEEDS          * Contract Value after the
        THE GREATER OF THE GAWA OR RMD, AS        withdrawal less any recapture
        APPLICABLE, AND THIS ENDORSEMENT          charge on any Contract
        WAS ADDED TO YOUR CONTRACT BEFORE         Enhancement; OR
        DECEMBER 3, 2007 -                      * The greater of the GWB before
                                                  the withdrawal less the
                                                  withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:
                                                * The GAWA percentage multiplied
                                                  by the Contract Value after
                                                  the withdrawal less the
                                                  recapture charge on any
                                                  Contract Enhancement; OR
                                                * The GAWA percentage
                                                  multiplied by the GWB after
                                                  the withdrawal.
                                           -------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 228.

         If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner. Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.
                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June
                   30. If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar

              year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year). EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------
        WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
        PAYMENT ON THE CONTRACT -        the amount of the premium net of any
                                         applicable premium taxes.

                                         If the premium payment is received
                                         after the first withdrawal, the GAWA is
                                         also recalculated, increasing by:
                                              *  The GAWA percentage multiplied
                                                 by the subsequent premium
                                                 payment net of any applicable
                                                 premium taxes; OR
                                              *  The GAWA percentage multiplied
                                                 by the increase in the GWB - IF
                                                 THE MAXIMUM GWB IS HIT.
                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


         In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

                                 -----------------------------------------------
        WITH A STEP-UP -         The GWB equals Contract Value (subject to a $5
                                 million maximum). If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.
                                      *  The GAWA percentage will not be
                                         recalculated upon step-ups following
                                         Spousal Continuation if the spouse
                                         electing Spousal Continuation is not a
                                         Covered Life.

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:
                                      * The GAWA percentage multiplied by the
                                        new GWB, OR
                                      * The GAWA prior to Step-Up.
                                 -----------------------------------------------


         PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 146 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT, AT LEAST ONE COVERED LIFE REMAINS ALIVE AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.


                                          --------------------------------------
        AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
        CONTRACT VALUE IS ZERO -          greater of:
                                              * The GWB before the payment less
                                                the payment; OR
                                              * Zero.
                                          The GAWA:
                                              * Is unchanged SO LONG AS THE FOR
                                                LIFE GUARANTEE IS IN EFFECT;
                                                OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before, or
                                                the GWB after, the payment.
                                          --------------------------------------

         Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                            * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                            * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

                            * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                            *  A new joint Owner may not be added in a
                               non-qualified Contract if a surviving spouse continues the Contract.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

                 * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 227.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 *    The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

                 * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 75 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

              * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                           For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

              OR

              * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                                         ---------------------------------------
        WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
        CONTRACT ON THE ISSUE            any applicable premium taxes.
        DATE -
                                         The GAWA is determined based on the
                                         Owner's attained age at the time of
                                         first withdrawal and equals the GAWA
                                         percentage multiplied by the GWB prior
                                         to the partial withdrawal. See the GAWA
                                         percentage table below.

                                         ---------------------------------------


                                         ---------------------------------------
        WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less the
        CONTRACT ON ANY CONTRACT         recapture charge on any Contract
        ANNIVERSARY -                    Enhancement.

                                         The GAWA is determined based on the
                                         Owner's attained age at the time of
                                         first withdrawal and equals the GAWA
                                         percentage multiplied by the GWB prior
                                         to the partial withdrawal. See the GAWA
                                         percentage table below.

                                         ---------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage

                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                      45 - 74                  5%
                                      75 - 80                  6%
                                        81+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                             -----------------------------------
        WHEN A WITHDRAWAL, PLUS ALL PRIOR    The GWB is recalculated, equaling
        WITHDRAWALS IN THE CURRENT           the greater of:
        CONTRACT YEAR, IS LESS THAN OR          * The GWB before the withdrawal
        EQUAL TO THE GREATER OF THE GAWA          less the withdrawal; OR
        OR RMD, AS APPLICABLE -                 * Zero.
                                             The GAWA:
                                                * Is unchanged WHILE THE FOR
                                                  LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE
                                                * Is recalculated, equaling
                                                  the lesser of the GAWA
                                                  before the withdrawal, or
                                                  the GWB after the
                                                  withdrawal.

                                             -----------------------------------


         The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.


                                             -----------------------------------
        WHEN A WITHDRAWAL, PLUS ALL PRIOR    The GWB is recalculated, equaling
        WITHDRAWALS IN THE CURRENT           the greater of:
        CONTRACT YEAR, EXCEEDS THE              * The GWB prior to the partial
        GREATER OF THE GAWA OR RMD, AS            withdrawal, first reduced
        APPLICABLE -                              dollar-for-dollar
                                                  for any portion of the
                                                  partial withdrawal not
                                                  defined as an Excess
                                                  Withdrawal (see below),
                                                  then reduced in the same
                                                  proportion that the
                                                  Contract Value is reduced
                                                  by the Excess Withdrawal; OR
                                                * Zero.

                                             The GAWA is recalculated as
                                             follows:
                                                * If the For Life Guarantee is
                                                  in force, the GAWA prior to
                                                  the partial withdrawal is
                                                  reduced in the same proportion
                                                  that the Contract Value is
                                                  reduced by the Excess
                                                  Withdrawal.
                                                * If the For Life Guarantee is
                                                  not in force, the GAWA is
                                                  equal to the lesser of:
                                                    o The GAWA prior to the
                                                      partial withdrawal
                                                      reduced in the same
                                                      proportion that the
                                                      Contract Value is reduced
                                                      by the Excess Withdrawal,
                                                      OR
                                                    o The GWB after the
                                                      withdrawal.

                                             -----------------------------------


         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, or

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 228.

         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner. Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively. If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June
                   30. If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------


         PREMIUMS.


                                       -----------------------------------------
        WITH EACH SUBSEQUENT           The GWB is recalculated, increasing by
        PREMIUM PAYMENT ON THE         the amount of the premium net of any
        CONTRACT -                     applicable premium taxes.

                                       If the premium payment is received after
                                       the first withdrawal, the GAWA is also
                                       recalculated, increasing by:
                                          *   The GAWA percentage multiplied by
                                              the subsequent premium payment net
                                              of any applicable premium taxes;
                                              OR
                                          *   The GAWA percentage multiplied by
                                              the increase in the GWB - IF THE
                                              MAXIMUM GWB IS HIT.

                                       -----------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


                                       -----------------------------------------
        WITH A STEP-UP -               The GWB equals the highest quarterly
                                       Contract Value (SUBJECT TO A $5
                                       MILLION MAXIMUM).

                                       If the Step-Up occurs after the first
                                       withdrawal, the GAWA is recalculated,
                                       equaling the greater of:
                                          * The GAWA percentage multiplied by
                                            the new GWB, OR
                                          * The GAWA prior to Step-Up.

                                       -----------------------------------------


         The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

         Partial withdrawals will affect the quarterly adjusted Contract Value as follows:


                                            ------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL         The quarterly adjusted Contract
        PRIOR WITHDRAWALS IN THE CURRENT    Value is equal to the greater of:
        CONTRACT YEAR, IS LESS THAN OR         * The quarterly adjusted Contract
        EQUAL TO THE GREATER OF THE GAWA         Value before the
        OR RMD, AS APPLICABLE -                  withdrawal less the withdrawal;
                                                 OR
                                               * Zero.

                                            ------------------------------------


                                            ------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL         The quarterly adjusted Contract
        PRIOR WITHDRAWALS IN THE CURRENT    Value is equal to the greater of:
        CONTRACT YEAR, EXCEEDS THE              * The quarterly adjusted
        GREATER OF THE GAWA OR RMD, AS            Contract Value prior to the
        APPLICABLE -                              partial withdrawal, first
                                                  reduced dollar-for-dollar
                                                  for any portion of the
                                                  partial withdrawal not
                                                  defined as an Excess
                                                  Withdrawal (see above), then
                                                  reduced in the same
                                                  proportion that the Contract
                                                  Value is reduced by the
                                                  Excess Withdrawal; OR
                                                * Zero.

                                            ------------------------------------


         UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

         Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.


                                            ------------------------------------
        AFTER EACH PAYMENT WHEN THE         The GWB is recalculated, equaling
        CONTRACT VALUE IS ZERO -            the greater of:
                                               * The GWB before the payment less
                                                 the payment; OR
                                               * Zero.
                                            The GAWA:
                                               * Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS IN EFFECT;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before, or the GWB after,
                                                 the payment.

                                            ------------------------------------


         Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is void.

                            * Only the GWB is payable while there is value to it (until depleted).

                            *    Step-Ups will continue as permitted in
                                 accordance with the Step-Up rules above.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            *    If the GAWA percentage has not yet been
                                 determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 227.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                            In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 74 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

                 * How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a
                   withdrawal, premium payment, and any Step-Up;

                 * For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.


           ---------------------------------------------------------------------
           The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
           ---------------------------------------------------------------------


                 * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                 * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                            * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                            * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                 * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                 * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

           THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

           The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                 * The tenth Contract Anniversary after the effective date of the endorsement;

                 * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                 *   The date Contract Value is zero.

           Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

           The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

           When the bonus is applied:

                 *   The GWB is recalculated, increasing by 7% of the Bonus
                     Base.

                 * If the Bonus is applied after the first withdrawal, the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

           Applying the bonus to the GWB does not affect the Bonus Base.

           ---------------------------------------------------------------------


         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

                  The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

                  This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

                  For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

                 * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT
         (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO        The GWB equals initial premium net of
        THE CONTRACT ON THE ISSUE DATE -  any applicable premium taxes.

                                          The GAWA is determined based on the
                                          youngest Covered Life's attained age
                                          at the time of first withdrawal and
                                          equals the GAWA percentage multiplied
                                          by the GWB prior to the partial
                                          withdrawal. See the GAWA percentage
                                          table below.

                                          --------------------------------------

                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO        The GWB equals Contract Value less the
        THE CONTRACT ON ANY CONTRACT      recapture charge on any Contract
        ANNIVERSARY -                     Enhancement.

                                          The GAWA is determined based on the
                                          youngest Covered Life's attained age
                                          at the time of first withdrawal and
                                          equals the GAWA percentage multiplied
                                          by the GWB prior to the partial
                                          withdrawal. See the GAWA percentage
                                          table below.
                                          --------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP
         IS:

                                        Ages             GAWA Percentage

                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                      45 - 74                  5%
                                      75 - 80                  6%
                                        81+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                            ------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL         The GWB is recalculated, equaling
        PRIOR WITHDRAWALS IN THE CURRENT    the greater of:
        CONTRACT YEAR, IS LESS THAN OR          * The GWB before the withdrawal
        EQUAL TO THE GREATER OF THE GAWA          less the withdrawal; OR
        OR RMD, AS APPLICABLE -                 * Zero.
                                            The GAWA:
                                                * Is unchanged WHILE THE FOR
                                                  LIFE GUARANTEE IS IN EFFECT;
                                                  OTHERWISE
                                                * Is recalculated, equaling
                                                  the lesser of the GAWA
                                                  before the withdrawal, or
                                                  the GWB after the
                                                  withdrawal.

                                            ------------------------------------


         The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.



                                            ------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL         The GWB is recalculated, equaling
        PRIOR WITHDRAWALS IN THE CURRENT    the greater of:
        CONTRACT YEAR, EXCEEDS THE              * The GWB prior to the partial
        GREATER OF THE GAWA OR RMD, AS            withdrawal, first reduced
        APPLICABLE -                              dollar-for-dollar for any
                                                  portion of the partial
                                                  withdrawal not defined as an
                                                  Excess Withdrawal (see
                                                  below), then reduced in the
                                                  same proportion that the
                                                  Contract Value is reduced by
                                                  the Excess Withdrawal; OR
                                                * Zero.

                                            The GAWA is recalculated as follows:
                                                * If the For Life Guarantee is
                                                  in force, the GAWA prior to
                                                  the partial withdrawal is
                                                  reduced in the same
                                                  proportion that the Contract
                                                  Value is reduced by the
                                                  Excess Withdrawal.
                                                * If the For Life Guarantee is
                                                  not in force, the GAWA is
                                                  equal to the lesser of:
                                                     o The GAWA prior to the
                                                       partial withdrawal
                                                       reduced in the same
                                                       proportion that the
                                                       Contract Value is reduced
                                                       by the Excess Withdrawal,
                                                       OR
                                                     o The GWB after the
                                                       withdrawal.
                                            ------------------------------------


         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, or

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 228.

         If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner. Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively. If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.


                                     -------------------------------------------
        WITH EACH SUBSEQUENT         The GWB is recalculated, increasing by the
        PREMIUM PAYMENT ON THE       amount of the premium net of any applicable
        CONTRACT -                   premium taxes.

                                     If the premium payment is received after
                                     the first withdrawal, the GAWA is also
                                     recalculated, increasing by:
                                        * The GAWA percentage multiplied by
                                          the subsequent premium payment net
                                          of any applicable premium taxes; OR
                                        * The GAWA percentage multiplied by
                                          the increase in the GWB - IF THE
                                          MAXIMUM GWB IS HIT.
                                     -------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


                                       -----------------------------------------
        WITH A STEP-UP -               The GWB equals the highest quarterly
                                       Contract Value (SUBJECT TO A $5 MILLION
                                       MAXIMUM).

                                       If the Step-Up occurs after the first
                                       withdrawal, the GAWA is recalculated,
                                       equaling the greater of:
                                          * The GAWA percentage multiplied by
                                            the new GWB, OR
                                          * The GAWA prior to Step-Up.
                                       -----------------------------------------


         The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

         Partial withdrawals will affect the quarterly adjusted Contract Value as follows:


                                       -----------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL    The quarterly adjusted Contract Value is
        PRIOR WITHDRAWALS IN THE       equal to the greater of:
        CURRENT CONTRACT YEAR, IS             *  The quarterly adjusted Contract
        LESS THAN OR EQUAL TO THE                Value before the withdrawal
        GREATER OF THE GAWA OR RMD,              less the withdrawal; OR
        AS APPLICABLE -                       *  Zero.

                                       -----------------------------------------


                                       -----------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL    The quarterly adjusted Contract Value is
        PRIOR WITHDRAWALS IN THE       equal to the greater of:
        CURRENT CONTRACT YEAR,                *  The quarterly adjusted Contract
        EXCEEDS THE GREATER OF THE               Value prior to the partial
        GAWA OR RMD, AS APPLICABLE -             withdrawal, first reduced
                                                 dollar-for-dollar for any
                                                 portion of the partial
                                                 withdrawal not defined as an
                                                 Excess Withdrawal (see above),
                                                 then reduced in the same
                                                 proportion that the Contract
                                                 Value is reduced by the Excess
                                                 Withdrawal; OR
                                              *  Zero.
                                       -----------------------------------------


         UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

         Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 163 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.


                                       -----------------------------------------
        AFTER EACH PAYMENT WHEN THE    The GWB is recalculated, equaling the
        CONTRACT VALUE IS ZERO -       greater of:
                                          * The GWB before the payment less the
                                            payment; OR
                                          * Zero.
                                       The GAWA:
                                          * Is unchanged SO LONG AS THE FOR LIFE
                                            GUARANTEE IS IN EFFECT; OTHERWISE
                                          * Is recalculated, equaling the
                                            lesser of the GAWA before, or the
                                            GWB after, the payment.

                                       -----------------------------------------


         Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

                            * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                            * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated based on the youngest Covered Life's attained age.

                            * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                            *  A new joint Owner may not be added in a
                               non-qualified Contract if a surviving spouse continues the Contract.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

                 * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 227.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                            In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

                 * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

                 * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 74 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.


           ---------------------------------------------------------------------
           The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
           ---------------------------------------------------------------------


                 * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                 * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                            * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                            * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                 * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                 * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

           THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

           The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                 * The tenth Contract Anniversary after the effective date of the endorsement;

                 * The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or

                 *   The date Contract Value is zero.

           Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

           The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

           When the bonus is applied:

                 * The GWB is recalculated, increasing by 7% of the Bonus Base.

                 * If the Bonus is applied after the first withdrawal, the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

           Applying the bonus to the GWB does not affect the Bonus Base.

         -----------------------------------------------------------------------

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT").

         This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

         THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF ASSETS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

              * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

                           For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

              OR

              * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB depends on when this GMWB is added to the Contract (as explained below).

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals initial premium net of
        CONTRACT ON THE ISSUE             any applicable premium taxes.
        DATE -
                                          The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Issue Date.
                                          --------------------------------------


                                          --------------------------------------
        WHEN THIS GMWB IS ADDED TO THE    The GWB equals Contract Value less the
        CONTRACT ON ANY CONTRACT          recapture charge on any Contract
        ANNIVERSARY -                     Enhancement.

                                          The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Anniversary
                                          on which the endorsement is added.
                                          --------------------------------------

         Contract Enhancements and the corresponding recapture charges are NOT included in the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      55 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           greater of:
        CURRENT CONTRACT YEAR, IS LESS          * The GWB before the withdrawal
        THAN OR EQUAL TO THE GREATER OF           less the withdrawal; OR
        THE GAWA OR RMD, AS APPLICABLE -        * Zero.
                                           The GAWA:
                                                * Is unchanged WHILE THE FOR
                                                  LIFE GUARANTEE IS IN
                                                  effect; OTHERWISE
                                                * Is recalculated, equaling
                                                  the lesser of the GAWA
                                                  before the withdrawal, or
                                                  the GWB after the
                                                  withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           greater of:
        CURRENT CONTRACT YEAR, EXCEEDS         * The GWB prior to the partial
        THE GREATER OF THE GAWA OR RMD,          withdrawal, first reduced
        AS APPLICABLE -                          dollar-for-dollar for any
                                                 portion of the partial
                                                 withdrawal not defined as an
                                                 Excess Withdrawal (see
                                                 below), then reduced in the
                                                 same proportion that the
                                                 Contract Value is reduced by
                                                 the Excess Withdrawal; OR
                                               * Zero.

                                           The GAWA is recalculated as follows:
                                               * If the For Life Guarantee is
                                                 in force, the GAWA prior to
                                                 the partial withdrawal is
                                                 reduced in the same
                                                 proportion that the Contract
                                                 Value is reduced by the
                                                 Excess Withdrawal.
                                               * If the For Life Guarantee is
                                                 not in force, the GAWA is
                                                 equal to the lesser of:
                                                   o The GAWA prior to the
                                                     partial withdrawal reduced
                                                     in the same proportion
                                                     that the Contract
                                                     Value is reduced by
                                                     the Excess Withdrawal
                                                     (see below), OR
                                                   o The GWB after the
                                                     withdrawal.
                                           -------------------------------------

         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, OR

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 228.


         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner. Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively. If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June
                   30. If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------

         GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

         The GWB Adjustment Date is the later of:

                 * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, OR

                 * The 10th Contract Anniversary following the effective date of this endorsement.

         The GWB adjustment is determined as follows:

                 * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

                 * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

                 * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.
                       (See Example 3 in Appendix E.)

         If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

         PREMIUMS.

                                          --------------------------------------
        WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing by
        PAYMENT ON THE CONTRACT -         the amount of the premium net of any
                                          applicable premium taxes.

                                          If the premium payment is received
                                          after the first withdrawal, the GAWA
                                          is also recalculated, increasing by:
                                             * The GAWA percentage multiplied
                                               by the subsequent premium
                                               payment net of any applicable
                                               premium taxes; OR
                                             * The GAWA percentage multiplied
                                               by the increase in the GWB - IF
                                               THE MAXIMUM GWB IS HIT.
                                          --------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

                                          --------------------------------------
        WITH A STEP-UP -                  The GWB equals the highest quarterly
                                          Contract Value (SUBJECT TO A $5
                                          MILLION MAXIMUM).

                                          If the Step-Up occurs after the first
                                          withdrawal, the GAWA is recalculated,
                                          equaling the greater of:
                                             * The GAWA percentage multiplied by
                                               the new GWB, OR
                                             * The GAWA prior to Step-Up.
                                          --------------------------------------

         The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

         Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

                                          --------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL       The quarterly adjusted Contract Value
        PRIOR WITHDRAWALS IN THE          is equal to the greater of:
        CURRENT CONTRACT YEAR, IS LESS         * The quarterly adjusted Contract
        THAN OR EQUAL TO THE GREATER             Value before the withdrawal
        OF THE GAWA OR RMD, AS                   less the withdrawal; OR
        APPLICABLE -                           * Zero.
                                          --------------------------------------

                                          --------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL       The quarterly adjusted Contract Value
        PRIOR WITHDRAWALS IN THE          is equal to the greater of:
        CURRENT CONTRACT YEAR, EXCEEDS        * The quarterly adjusted
        THE GREATER OF THE GAWA OR              Contract Value prior to the
        RMD, AS APPLICABLE -                    partial withdrawal, first
                                                reduced dollar-for-dollar for
                                                any portion of the partial
                                                withdrawal not defined as an
                                                Excess Withdrawal (see above),
                                                then reduced in the same
                                                proportion that the Contract
                                                Value is reduced by the Excess
                                                Withdrawal; OR
                                              * Zero.
                                          --------------------------------------


         UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.20%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the GWB Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.


         Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

         Partial withdrawals will affect the GMWB death benefit as follows:

                                          --------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL       The GMWB death benefit is equal to
        PRIOR WITHDRAWALS IN THE          the greater of:
        CURRENT CONTRACT YEAR, IS LESS         * The GMWB death benefit before
        THAN OR EQUAL TO THE GREATER             the withdrawal less the
        OF THE GAWA OR RMD, AS                   withdrawal; OR
        APPLICABLE -                           * Zero.
                                          --------------------------------------

                                          --------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL       The GMWB death benefit is equal to the
        PRIOR WITHDRAWALS IN THE          greater of:
        CURRENT CONTRACT YEAR, EXCEEDS         * The GMWB death benefit prior
        THE GREATER OF THE GAWA OR               to the partial withdrawal,
        RMD, AS APPLICABLE -                     first reduced
                                                 dollar-for-dollar for any
                                                 portion of the partial
                                                 withdrawal not defined as an
                                                 Excess Withdrawal (see above),
                                                 then reduced in the same
                                                 proportion that the Contract
                                                 Value is reduced by the Excess
                                                 Withdrawal; OR
                                               * Zero.
                                          --------------------------------------

         THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

         TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

         Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

         Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

         For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

         In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

         Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 -
         0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

         To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

         For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E. Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

         By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

         Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

         Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

         Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

                                          --------------------------------------
        AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
        CONTRACT VALUE IS ZERO -          greater of:
                                             * The GWB before the payment less
                                               the payment; OR
                                             * Zero.
                                          The GAWA:
                                             * Is unchanged SO LONG AS THE FOR
                                               LIFE GUARANTEE IS IN effect;
                                               OTHERWISE
                                             * Is recalculated, equaling the
                                               lesser of the GAWA before, or
                                               the GWB after, the payment.
                                          --------------------------------------

         Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is void.

                            * Only the GWB is payable while there is value to it (until depleted).

                            * The GMWB death benefit is void and will not be included in the continuation adjustment.

                            *   The GWB adjustment provision is void.

                            *   The Bonus provision is void.

                            * Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            * The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the duration since the effective date of the GMWB endorsement.

                            *   If the GAWA percentage has not yet been
                                determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                            * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                            * The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

                            * The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 227.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 * The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 75 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------
              The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
              ------------------------------------------------------------------

                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. The Bonus Period ends on the earlier of:

                   * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

                   *   The date the Contract Value is zero.

              This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

              When the bonus is applied:

                   *   The GWB is recalculated, increasing by 7% of the Bonus
                       Base.

                   * If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.
              ------------------------------------------------------------------


         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION").

         This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

         THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF ASSETS.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

                  The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

                  This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

                  For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

              * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

              OR

              * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB depends on when this GMWB is added to the Contract (as explained below).

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT
         (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                                         ---------------------------------------
        WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
        CONTRACT ON THE ISSUE            any applicable premium taxes.
        DATE -
                                         The GAWA is determined based on the
                                         youngest Covered Life's attained age at
                                         the time of first withdrawal and equals
                                         the GAWA percentage multiplied by the
                                         GWB prior to the partial withdrawal.
                                         See the GAWA percentage table below.

                                         The For Life Guarantee becomes
                                         effective on the Contract Issue Date.
                                         ---------------------------------------


                                         ---------------------------------------
        WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less the
        CONTRACT ON ANY CONTRACT         recapture charge on any Contract
        ANNIVERSARY -                    Enhancement.

                                         The GAWA is determined based on the
                                         youngest Covered Life's attained age at
                                         the time of first withdrawal and equals
                                         the GAWA percentage multiplied by the
                                         GWB prior to the partial withdrawal.
                                         See the GAWA percentage table below.

                                         The For Life Guarantee becomes
                                         effective on the Contract Anniversary
                                         on which the endorsement is added.
                                         ---------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP
         IS:

                                        Ages             GAWA Percentage

                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                      55 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           greater of:
        CURRENT CONTRACT YEAR, IS LESS         * The GWB before the withdrawal
        THAN OR EQUAL TO THE GREATER OF          less the withdrawal; OR
        THE GAWA OR RMD, AS APPLICABLE -       * Zero.
                                           The GAWA:
                                               * Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN effect;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------


         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.


                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           greater of:
        CURRENT CONTRACT YEAR, EXCEEDS         * The GWB prior to the partial
        THE GREATER OF THE GAWA OR RMD,          withdrawal, first reduced
        AS APPLICABLE -                          dollar-for-dollar for any
                                                 portion of the partial
                                                 withdrawal not defined as an
                                                 Excess Withdrawal (see
                                                 below), then reduced in the
                                                 same proportion that the
                                                 Contract Value is reduced by
                                                 the Excess Withdrawal; OR
                                               * Zero.

                                           The GAWA is recalculated as follows:
                                               * If the For Life Guarantee is
                                                 in force, the GAWA prior to
                                                 the partial withdrawal is
                                                 reduced in the same
                                                 proportion that the Contract
                                                 Value is reduced by the
                                                 Excess Withdrawal.
                                               * If the For Life Guarantee is
                                                 not in force, the GAWA is
                                                 equal to the lesser of:
                                                   o The GAWA prior to the
                                                     partial withdrawal reduced
                                                     in the same proportion that
                                                     the Contract Value is
                                                     reduced by the Excess
                                                     Withdrawal (see below), OR
                                                   o The GWB after the
                                                     withdrawal.
                                           -------------------------------------


         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, OR

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 228.

         If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner. Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively. If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June
                   30. If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------


         GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

         The GWB Adjustment Date is the later of:

                 * The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, OR

                 * The 10th Contract Anniversary following the effective date of this endorsement.

         The GWB adjustment is determined as follows:

                 * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

                 * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

                 * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

         If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

         PREMIUMS.


                                          --------------------------------------
        WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing by
        PAYMENT ON THE CONTRACT -         the amount of the premium net of any
                                          applicable premium taxes.

                                          If the premium payment is received
                                          after the first withdrawal, the GAWA
                                          is also recalculated, increasing by:
                                             * The GAWA percentage multiplied
                                               by the subsequent premium
                                               payment net of any applicable
                                               premium taxes; OR
                                             * The GAWA percentage multiplied
                                               by the increase in the GWB - IF
                                               THE MAXIMUM GWB IS HIT.

                                          --------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


                                 -----------------------------------------------
        WITH  A STEP-UP -        The GWB equals the highest quarterly Contract
                                 Value (SUBJECT TO A $5 MILLION MAXIMUM).

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:
                                      * The GAWA percentage multiplied by the
                                        new GWB, OR
                                      * The GAWA prior to Step-Up.
                                 -----------------------------------------------


         The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

         Partial withdrawals will affect the quarterly adjusted Contract Value as follows:


                                          --------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL       The quarterly adjusted Contract Value
        PRIOR WITHDRAWALS IN THE          is equal to the greater of:
        CURRENT CONTRACT YEAR, IS LESS         * The quarterly adjusted Contract
        THAN OR EQUAL TO THE GREATER             Value before the withdrawal
        OF THE GAWA OR RMD, AS                   less the withdrawal; OR
        APPLICABLE -                           * Zero.
                                          --------------------------------------


                                          --------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL       The quarterly adjusted Contract Value
        PRIOR WITHDRAWALS IN THE          is equal to the greater of:
        CURRENT CONTRACT YEAR, EXCEEDS        * The quarterly adjusted
        THE GREATER OF THE GAWA OR              Contract Value prior to the
        RMD, AS APPLICABLE -                    partial withdrawal, first
                                                reduced dollar-for-dollar for
                                                any portion of the partial
                                                withdrawal not defined as an
                                                Excess Withdrawal (see above),
                                                then reduced in the same
                                                proportion that the Contract
                                                Value is reduced by the Excess
                                                Withdrawal; OR
                                              * Zero.
                                          --------------------------------------


         UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

         Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

         Partial withdrawals will affect the GMWB death benefit as follows:


                                          --------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL       The GMWB death benefit is equal to the
        PRIOR WITHDRAWALS IN THE          greater of:
        CURRENT CONTRACT YEAR, IS LESS          * The GMWB death benefit before
        THAN OR EQUAL TO THE GREATER              the withdrawal less
        OF THE GAWA OR RMD, AS                    the withdrawal; OR
        APPLICABLE -                            * Zero.
                                          --------------------------------------


                                          --------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL       The GMWB death benefit is equal to the
        PRIOR WITHDRAWALS IN THE          greater of:
        CURRENT CONTRACT YEAR, EXCEEDS         * The GMWB death benefit prior
        THE GREATER OF THE GAWA OR               to the partial withdrawal,
        RMD, AS APPLICABLE -                     first reduced
                                                 dollar-for-dollar for any
                                                 portion of the partial
                                                 withdrawal not defined as an
                                                 Excess Withdrawal (see above),
                                                 then reduced in the same
                                                 proportion that the Contract
                                                 Value is reduced by the Excess
                                                 Withdrawal; OR
                                               * Zero.
                                          --------------------------------------


         THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

         TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

         Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

         Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

         For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

         In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

         Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 -
         0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

         To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

         For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E. Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

         By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

         Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

         Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

         Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.


                                          --------------------------------------
        AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
        CONTRACT VALUE IS ZERO -          greater of:
                                            * The GWB before the payment less
                                              the payment; OR
                                            * Zero.
                                          The GAWA:
                                            * Is unchanged SO LONG AS THE FOR
                                              LIFE GUARANTEE IS IN effect;
                                              OTHERWISE
                                            * Is recalculated, equaling the
                                              lesser of the GAWA before, or
                                              the GWB after, the payment.
                                          --------------------------------------


         Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                                If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            * For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.

                                If the surviving spouse it not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

                            * If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

                                If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

                            * For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules above. The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.

                                If the surviving spouse it not a Covered Life, the Bonus provision is null and void.

                            *   Step-Ups will continue as permitted in
                                accordance with the Step-Up rules above.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            * The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the youngest Covered Life's attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

                            * If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age.

                            * If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                            * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.

                            * The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

                            * The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 227.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 * The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 74 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.



              ------------------------------------------------------------------
              The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
              ------------------------------------------------------------------


                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. The Bonus Period ends on the earlier of:

                   * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

                   *   The date the Contract Value is zero.

              This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life. If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

              When the bonus is applied:

                   * The GWB is recalculated, increasing by 7% of the Bonus
Base.

                   * If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.

              ------------------------------------------------------------------


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5"). THE EXAMPLES IN APPENDIX E SUPPLEMENT THE DESCRIPTION OF THIS GMWB.

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

               *     The Owner's life (the "For Life Guarantee");

                         The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                         So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                         The GWB is the guaranteed amount available for future periodic withdrawals.

               * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

               BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------
        WHEN THIS GMWB IS ADDED TO       The GWB equals initial premium net of
        THE CONTRACT ON THE ISSUE        any applicable premium taxes.
        DATE -
                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------
        WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less the
        CONTRACT ON ANY CONTRACT         recapture charge on any Contract
        ANNIVERSARY -                    Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           greater of:
        CURRENT CONTRACT YEAR, IS LESS          * The GWB before the withdrawal
        THAN OR EQUAL TO THE GREATER OF           less the withdrawal; OR
        THE GAWA AND RMD, AS APPLICABLE         * Zero.
        -                                  The GAWA:
                                               * Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS valid;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA and RMD, as applicable. You may withdraw the greater of the GAWA and RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA and RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA and RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the greater of the GAWA and RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           lesser of:
        CURRENT CONTRACT YEAR, EXCEEDS          * Contract Value after the
        THE GREATER OF THE GAWA AND               withdrawal less any recapture
        RMD, AS APPLICABLE -                      charge on any Contract
                                                  Enhancement; OR
                                                * The greater of the GWB
                                                  before the withdrawal less
                                                  the withdrawal, or zero.

                                           The GAWA is recalculated BECAUSE THE
                                           FOR LIFE GUARANTEE IS INVALIDATED,
                                           equaling the lesser of:
                                                * The GAWA before the
                                                  withdrawal;
                                                * The GWB after the withdrawal;
                                                  OR
                                                * 5% of the Contract Value
                                                  after the withdrawal less
                                                  the recapture charge on any
                                                  Contract Enhancement.
                                           -------------------------------------


         IF YOU EXCEED THE GAWA, OR FOR CERTAIN TAX-QUALIFIED CONTRACTS ONLY, THE RMD (IF GREATER THAN THE GAWA), ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page
         22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


             -------------------------------------------------------------------
             RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

             Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


             AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


             EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
             -------------------------------------------------------------------


         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts please see "TAXES" beginning on page 228.


         PREMIUMS.

                                           -------------------------------------
        WITH EACH SUBSEQUENT PREMIUM       The GWB is recalculated, increasing
        PAYMENT ON THE CONTRACT -          by the amount of the premium net of
                                           any applicable premium taxes.

                                           The GAWA is also recalculated,
                                           increasing by:
                                               * 5% of the premium net of any
                                                 applicable premium taxes; OR
                                               * 5% of the increase in the GWB -
                                                 IF THE MAXIMUM GWB IS HIT.
                                           -------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                           -------------------------------------
        WITH A STEP-UP -                   The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling
                                           the greater of:
                                               * 5% of the new GWB; OR
                                               * The GAWA before the Step-Up.
                                           -------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

               * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

               * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

                                          --------------------------------------
        AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
        CONTRACT VALUE IS ZERO -          greater of:
                                               * The GWB before the payment less
                                                 the payment; OR
                                               * Zero.

                                          The GAWA:
                                               * Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS valid;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before, and the GWB after,
                                                 the payment.
                                          --------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                          * Upon the Owner's death, the For Life Guarantee is void.
                          * Only the GWB is payable while there is value to it (until depleted).
                          * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.
                          * Contract Anniversaries will continue to be based on the Contract's Issue Date.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 227.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *     The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 75 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:

               *     How the bonus is calculated;

               * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

               *     For how long the bonus is available; and

               *     When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------
              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                     * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                               * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                               * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                     * The tenth Contract Anniversary after the effective date
                       of the endorsement;

                     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                     *  The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

              When the bonus is applied:

                     * The GWB is recalculated, increasing by 5% of the Bonus Base.

                     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------

         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4"). THE EXAMPLES IN APPENDIX E SUPPLEMENT THE DESCRIPTION OF THE GMWB IN LIMITED CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS.

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

               *     The Owner's life (the "For Life Guarantee");

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

               * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

               BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------
        WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
        CONTRACT ON THE ISSUE            any applicable premium taxes.
        DATE -
                                         The GAWA equals 4% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------
        WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less the
        CONTRACT ON ANY CONTRACT         recapture charge on any Contract
        ANNIVERSARY -                    Enhancement.

                                         The GAWA equals 4% of the GWB.
                                         ---------------------------------------

         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           greater of:
        CURRENT CONTRACT YEAR, IS LESS          * The GWB before the withdrawal
        THAN OR EQUAL TO THE GAWA -               less the withdrawal; OR
                                                * Zero.

                                           The GAWA:
                                                * Is unchanged SO LONG AS THE
                                                  FOR LIFE GUARANTEE IS VALID;
                                                  OTHERWISE
                                                * Is recalculated, equaling the
                                                  lesser of the GAWA before the
                                                  withdrawal, or the GWB after
                                                  the withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------
        WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE           lesser of:
        CURRENT CONTRACT YEAR, EXCEEDS         * Contract Value after the
        THE GAWA -                               withdrawal less any recapture
                                                 charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB before
                                                 the withdrawal less the
                                                 withdrawal, or zero.

                                           The GAWA is recalculated BECAUSE THE
                                           FOR LIFE GUARANTEE IS INVALIDATED,
                                           equaling the lesser of:
                                               * The GAWA before the
                                                 withdrawal;
                                               * The GWB after the withdrawal;
                                                 OR
                                               * 4% of the Contract Value
                                                 after the withdrawal less the
                                                 recapture charge on any
                                                 Contract Enhancement.
                                           -------------------------------------


         IF YOU EXCEED THE GAWA ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 22. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts please see "TAXES" beginning on page 228.


         PREMIUMS.

                                           -------------------------------------
        WITH EACH SUBSEQUENT PREMIUM       The GWB is recalculated, increasing
        PAYMENT ON THE CONTRACT -          by the amount of the premium net of
                                           any applicable premium taxes.

                                           The GAWA is also recalculated,
                                           increasing by:
                                               * 4% of the premium net of any
                                                 applicable premium taxes; OR
                                               * 4% of the increase in the GWB -
                                                 IF THE MAXIMUM GWB IS HIT.
                                           -------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                           -------------------------------------
        WITH A STEP-UP -                   The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling
                                           the greater of:
                                               * 4% of the new GWB; OR
                                               * The GAWA before the Step-Up.
                                           -------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

               * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

               * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------
        AFTER EACH PAYMENT WHEN THE        The GWB is recalculated, equaling the
        CONTRACT VALUE IS ZERO -           greater of:
                                               * The GWB before the payment less
                                                 the payment; OR
                                               * Zero.

                                           The GAWA:
                                               * Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS VALID;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before,
                                                 and the GWB after, the
                                                 payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                           * Upon the Owner's death, the For Life Guarantee is
                             void.

                           * Only the GWB is payable while there is value
                             to it (until depleted).

                           * The spousal Beneficiary is also allowed a Step-Up.
                             The Step-Up may only be elected on the first
                             Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                           * Contract Anniversaries will continue to be based on
                             the Contract's Issue Date.

               * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 227.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

               *     The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 75 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:

               *     How the bonus is calculated;

               * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

               *     For how long the bonus is available; and

               *     When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------
              The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the "Bonus Base"), as described immediately below.

                     * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                               * All withdrawals count, including: systematic
                                 withdrawals; RMDs for certain tax-qualified
                                 Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                               * A withdrawal in a Contract Year during the
                                 Bonus Period (defined below) precludes a bonus for that Contract Year.

                     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                     * The tenth Contract Anniversary after the effective date of the endorsement;

                     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                     *  The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

              When the bonus is applied:

                     * The GWB is recalculated, increasing by 5% of the Bonus Base.

                     * The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.

              THERE ARE EXAMPLES ILLUSTRATING THE BONUS, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, WITH THE 5% FOR LIFE GMWB. THESE EXAMPLES ARE IN THE APPENDICES.
              ------------------------------------------------------------------

         SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 6 in Appendix E illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.


         If your Contract contains the GMAB, LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account and GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account and the GMWB fixed Account. Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

         In addition, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Similarly, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.


         SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

                 * the New York Stock Exchange is closed (other than customary weekend and holiday closings);

                 * under applicable SEC rules, trading on the New York Stock Exchange is restricted;

                 * under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

                 * the SEC, by order, may permit for the protection of Contract Owners.

         We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the GMWB Fixed Account for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

         The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

         If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

         You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

         At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

         You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

         VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

                 * the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

                 * the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

                 *    which income option you select; and

                 * the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

         The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% and, if you select an income option with a life contingency, the age and gender of the Annuitant. State variations may apply.

         If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

         We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

         INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

         OPTION 1 - Life Income. This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

         OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         ADDITIONAL OPTIONS - We may make other income options available.

         No withdrawals are permitted during the income phase under an income option that is life contingent.

         FUTUREGUARD GUARANTEED MINIMUM INCOME BENEFIT.

         PLEASE NOTE: EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This optional Guaranteed Minimum Income Benefit (GMIB) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the fixed and variable options you select during the accumulation phase. This benefit is only available if:

                 *    you elect it prior to your Contract's Issue Date;

                 *    the Annuitant is not older than age 75 on the Issue Date;
                      and

                 * you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

         This GMIB will terminate and will not be payable at the earliest of:

                 * the Income Date (if prior to the effective date of this GMIB);

                 * the 30th calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

                 *    the date you make a total withdrawal from the Contract;

                 * upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

                 * if the Owner is not a natural person, upon the death of the Annuitant.

         Once elected, this GMIB cannot be terminated in any other way while your Contract is in force.

         You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only types of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

         OPTION 1 - Life Income,

         OPTION 2 - Joint and Survivor,

         OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

         OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

         No other income options will be available, and no partial annuitization will be allowed.

         After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

         This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

         Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base for this GMIB is the GREATER OF (A) OR (B), WHERE:

         (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

                 * all premiums you have paid (net of any applicable premium taxes); PLUS

                 * any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

                 * an adjustment (described below) for any withdrawals (including any applicable charges and Excess Interest Adjustments to those withdrawals);

         compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the date this GMIB is exercised.

         All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than proportional withdrawals would. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

         For example, the calculations for a Contract issued with an initial Premium payment of $10,000, this Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. This example does not take into account taxes.

         AND (B) IS THE GREATEST CONTRACT ANNIVERSARY VALUE COMPONENT AND IS EQUAL TO:

                 * the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

                 * an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

                 * any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

                 * any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

                 *    any taxes deducted after that Contract Anniversary.

         All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

         Neither component of the GMIB Benefit Base will ever exceed:

                 * 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); MINUS

                 * any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

         The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

         If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

         Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

         YOU MAY NOT ELECT BOTH A GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH A GMIB. YOU MAY ALSO NOT ELECT BOTH A GMIB AND GMAB.

         FUTUREGUARD 6 GUARANTEED MINIMUM INCOME BENEFIT. This optional Guaranteed Minimum Income Benefit may not yet be approved for sale in your state. In the event this optional benefit is not yet approved in your state, the FutureGuard Guaranteed Minimum Income Benefit, available PRIOR TO DECEMBER 3, 2007, will continue to be available to you. In all other states, FutureGuard 6 will replace FutureGuard as the optional Guaranteed Minimum Income Benefit available under Contracts purchased ON OR AFTER DECEMBER 3, 2007. The representative assisting you will advise you whether an optional benefit is available. You or your representative may contact our Annuity Service Center to see whether this optional benefit has been approved for sale in your state.

         This Guaranteed Minimum Income Benefit may be appropriate for those investors who are looking for a guaranteed level of income now or in the future. The benefit is designed to provide a guaranteed minimum level of future income regardless of the investment performance of the underlying investment options. The benefit requires annuitization to provide guaranteed income in the future. For those investors who are wishing to have current income, this benefit allows them to withdraw a minimum amount and still have guaranteed income in the future. THE FOLLOWING DESCRIPTION OF THIS GUARANTEED MINIMUM INCOME BENEFIT IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX G.

         This optional GMIB endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

         This benefit is only available if:

                 *     you elect it prior to your Contract's Issue Date;

                 *     the Annuitant is not older than age 75 on the Issue Date;
                       and

                 * you exercise it on or within 30 calendar days of any Contract Anniversary that is at least 10 years later than the most recent "Step-Up Date" (described below) but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

         This GMIB will terminate and will not be payable at the earliest of:

                 * the Income Date (if prior to the effective date of this GMIB);

                 * the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

                 *     the date you make a total withdrawal from the Contract;

                 * upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

                 * if the Owner is not a natural person, upon the death of the Annuitant.

         This GMIB can only be elected at the time you purchase your Contract. Once elected, this GMIB cannot be terminated in any way other than described above while your Contract is in force.

         You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only types of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

         OPTION 1 - Life Income,

         OPTION 2 - Joint and Survivor,

         OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

         OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

         No other income options will be available, and no partial annuitizations will be allowed.

         After any Contract Anniversary that is at least 10 years later than the most recent "Step-Up Date" (described below), the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

         This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits.

         Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base for this GMIB is the GREATER OF (A) OR (B), WHERE:

         (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

                 *     the Step-Up Value on the most recent Step-Up Date; PLUS

                 *     any premiums you have paid (net of any applicable premium
                        taxes) subsequent to that Step-Up Date; PLUS

                 * any Contract Enhancements (which are credited only in the first Contract Year) subsequent to the Step-Up Date; MINUS

                 * an adjustment (described below) for any withdrawals (including any applicable charges and Excess Interest Adjustments to those withdrawals) subsequent to that Step-Up Date;

         compounded at an annual interest rate of 6% from the most recent Step-Up Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

         At issue, the Step-Up Date is equal to the Issue Date, and the Step-Up Value is equal to the initial Premium paid (net of any applicable premium taxes and Sales Charges) plus any Contract Enhancement credited. After issue, the Step-Up Date is equal to the Contract Anniversary on which the Owner elects to step up the Roll-Up Component to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

         Electing to step-up the Roll-Up Component is optional; however, ELECTING TO STEP-UP MEANS THAT YOU CANNOT ANNUITIZE UNDER THIS GMIB FOR ANOTHER 10 YEARS (FROM THE NEWLY DETERMINED STEP-UP DATE). A written request for step-up must be received in Good Order by the Service Center within 30 days prior to the Contract Anniversary. The latest available Step-Up Date will be the Contract Anniversary on or immediately following the Annuitant's 75th birthday.

         All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

         AND (B) IS THE GREATEST CONTRACT ANNIVERSARY VALUE COMPONENT AND IS EQUAL TO:

                 * the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

                 * an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

                 * any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

                 *     any taxes deducted after that Contract Anniversary.

         All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

         Neither component of the GMIB Benefit Base will ever exceed:

                 * 300% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); MINUS

                 * any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

         If the Contract Value falls to zero while this GMIB is in effect, then:

                 * Annuitization under this GMIB will be automatically exercised IF, in each Contract Year since the Issue Date, all withdrawals taken during the Contract Year have either been verified to be RMDs or, in total (including any applicable charges and adjustments), have not exceeded 6% of the Roll-Up Component as of the previous Contract Anniversary.

                       * A notice of the annuitization will be sent to the Owner within 10 calendar days, and the Owner will have 30 days from the date the Contract Value falls to zero to choose an income option and a payment frequency. The Contract will remain active during this 30-day period. If no choice is made by the end of the 30-day period, the Owner will receive monthly payments based on a life annuity with 10 years certain (joint life annuity with 10 years certain if Joint Annuitants).

                 *     OTHERWISE, the GMIB terminates without value.

         If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

         Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

         YOU MAY NOT ELECT BOTH A GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH A GMIB. YOU MAY ALSO NOT ELECT BOTH A GMIB AND GMAB.

                                  DEATH BENEFIT

         The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. The optional death benefits are only available upon application and, once chosen, cannot be canceled. The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

         The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order, which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the Contract Value will be added to your Contract Value as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your Contract as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

         BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

         The death benefit equals the greater of:

                 * your Contract Value as of the end of the business day on which we have received all required documentation from your Beneficiary; or

                 * the total premiums you have paid since your Contract was issued REDUCED FOR prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal.

         EARNINGS PROTECTION BENEFIT ("EARNINGSMAX"). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

         If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

         If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

         For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn). If the earnings amount is negative, I.E., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).


         As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" beginning on page 227). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).


         You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

         No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

                 * if your Contract is in the income phase at the time of your death;

                 *     if there are no earnings in your Contract; or

                 * if your spouse exercises the Special Spousal Continuation Option (described below) and either

                       *  is age 76 or older at the Continuation Date or

                       *  elects to discontinue the Earnings Protection Benefit.

         The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

         OPTIONAL DEATH BENEFITS. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

         For purposes of these optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and adjustments for such withdrawals) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deduction(s). With the "Roll-up" component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

                  5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

                  PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                        (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                        (b) total Net Premiums since your Contract was issued; or
                        (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid
                               (net of any applicable premium taxes) subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT
                               CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes), subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE
                                DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

                  However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

                  PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         PAYOUT OPTIONS. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

                 *     single lump sum payment; or

                 * payment of entire death benefit within 5 years of the date of death; or

                 * payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

         Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.


         Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 227.


         PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If the Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

         SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

         If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.


         If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. Any GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the descriptions of the Guaranteed Minimum Income Benefits beginning on page 215. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the respective GMWB subsections in this prospectus.


         UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO EARNINGS PROTECTION BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

         The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

         DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies who is not the Annuitant on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

         DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

         If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

         THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

         CONTRACT OWNER TAXATION

         TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

         If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

         The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.


         NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.


         NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.


         NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.


         The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

                 *     paid on or after the date you reach age 59 1/2;

                 *     paid to your Beneficiary after you die;

                 * paid if you become totally disabled (as that term is defined in the Code);

                 * paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

                 *     paid under an immediate annuity; or

                 *     which come from premiums made prior to August 14, 1982.

         NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

         The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.


         TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes required minimum distribution for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.


         WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

                 *     reaches age 59 1/2;

                 *     leaves his/her job;

                 *     dies;

                 *     becomes disabled (as that term is defined in the Code);
                       or

                 * experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

         WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

         CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

                 * there was a written agreement providing for payments of the fees solely from the annuity Contract,

                 *     the Contract Owner had no liability for the fees, and

                 * the fees were paid solely from the annuity Contract to the adviser.

         EXTENSION OF LATEST INCOME DATE. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

         DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

         IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

         ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.


         DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.


         OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


         The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 87 Investment Divisions and at least 1 Fixed Account Option, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.


         The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.


         WITHHOLDING. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.


         Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

         The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

                 (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

                 (b)    a required minimum distribution;

                 (c)    a hardship withdrawal; or

                 (d)    the non-taxable portion of a distribution.

         JACKSON TAXATION

         We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal
         (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

         In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

                                OTHER INFORMATION

         DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into other Investment Divisions from the one-year Fixed Account Option or any of the Investment Divisions. If the Fixed Account Options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain minimums and restrictions may apply.

         DOLLAR COST AVERAGING PLUS (DCA+). The One-Year Fixed Account Option, if currently available, is the "source account" designed for dollar cost averaging transfers of new premium payments to Investment Divisions. A Contract Value of $15,000 is required to participate. The source account is credited with an enhanced interest rate, depending on the available period that is specified. Transfers out of the source account will cause the effective yield over the specified period to be lower, however, because the credited interest rate will be applied to a declining balance. Monies in the DCA+ will be systematically transferred monthly to the Investment Divisions. You may establish more than one DCA+ program of varying terms in the One-Year Fixed Account Option corresponding to your subsequent premium payments. The minimum transfer amount is $100 or the remaining balance, if less, in the source account for each term. There is no charge for DCA+. You should consult your Jackson representative with respect to the current availability of the DCA+.

         EARNINGS SWEEP. You can choose to move your earnings from the Money Market Investment Division or the one-year Fixed Account Option, if available, on a monthly basis, and there is no minimum transfer amount. There is no charge for Earnings Sweep.

         REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. There is no charge for Rebalancing.

         You may cancel a Dollar Cost Averaging, DCA+, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

         FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

                 *     the Contract Value, PLUS

                 * any fees (other than asset-based fees) and expenses deducted from the premiums, MINUS

                 *     any applicable Contract Enhancement recapture charges.

         We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

         ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

                 * TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

                 * STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

                 * NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

                 * YIELD refers to the income generated by an investment over a given period of time.

         Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

         RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

         MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.


         LEGAL PROCEEDINGS. Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, -2007, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

         COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

                 * Information we receive from you on applications or other forms;

                 *     Information about your transactions with us;

                 *     Information we receive from a consumer reporting agency;

                 * Information we obtain from others in the process of verifying information you provide us; and

                 * Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

         DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

         In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

         We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

         We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

         SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

         We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

"JNL(R)," "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life Insurance Company.




"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "S&P MidCap 400 Index," "S&P 500/Citigroup Value Index," and "S&P MidCap 400/Citigroup Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P) and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.


"Dow Jones," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM " are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson. Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.


The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates)(Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use oF the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).


THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or service marks of The Nasdaq, Inc. (Which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.


"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.
o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International
  25 Fund.
o Consider the needs of the JNL/Mellon Capital Management NYSE(R)
  International 25 Fund or the owners of the JNL/Mellon Capital
  Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE GROUP, INC. AND ITS AFFILIATES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND. SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:
  o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;
  o     THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;
  o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;
o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;
o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History...............................................2

Services......................................................................5

Purchase of Securities Being Offered..........................................5

Underwriters..................................................................6

Calculation of Performance....................................................6

Additional Tax Information....................................................8

Annuity Provisions............................................................18

Net Investment Factor.........................................................18

Condensed Financial Information...............................................19

                                   APPENDIX A

DOW JONES DOES NOT:

* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.


 -------------------------------------------------------------------------------
 DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

           * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

               * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

               *  THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

               * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR
                 USE OF THE DJIA AND ITS DATA.

           * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

           * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

 THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.
 -------------------------------------------------------------------------------

                                   APPENDIX B

            CONTRACT ENHANCEMENT RECAPTURE CHARGE PROSPECTUS EXAMPLES

--------------------------------------------------------------------------------
EXAMPLE 1 USING THE BASE WITHDRAWAL
CHARGE SCHEDULE
--------------------------------------------------------------------------------
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Year 4
                        4.00%  : Contract Enhancement
                        2.50%  : Recapture Charge Year 4
                        5.50%  : Net Return

AT END OF YEAR 4
                   128,837.76  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    28,837.76  : Earnings
                    77,772.94  : Premium withdrawn (grossed up to account for
                                 Withdrawal Charge and Recapture Charge)
                   106,610.70  : Total Gross Withdrawal

                   106,610.70  : Total Gross Withdrawal
                    -4,666.38  : Withdrawal Charge
                    -1,944.32  : Recapture Charge
                   100,000.00  : Total Net Withdrawal
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
EXAMPLE 2 USING THE BASE WITHDRAWAL
CHARGE SCHEDULE
--------------------------------------------------------------------------------
                      10/1/05
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 3
                        2.50%  : Recapture Charge Contribution Year 3
                      12/1/05
                   100,000.00  : Premium
                        8.00%  : Withdrawal Charge Contribution Year 2
                        4.00%  : Recapture Charge Contribution Year 2

                        4.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/07
                   208,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     8,000.00  : Earnings
                    12,000.00  : 10% Additional Free Withdrawal amount
                   100,000.00 : Premium 1 withdrawn (grossed up to account for
                    Withdrawal Charge and Recapture Charge) 44,886.36 : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                   164,886.36  : Total Gross Withdrawal

                   164,886.36  : Total Gross Withdrawal
                    -7,000.00  : Withdrawal Charge from Premium 1
                    -2,500.00  : Recapture Charge from Premium 1
                    -3,590.91  : Withdrawal Charge from Premium 2
                    -1,795.45  : Recapture Charge from Premium 2
                   150,000.00  : Total Net Withdrawal
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE 3 USING THE BASE WITHDRAWAL CHARGE
SCHEDULE
--------------------------------------------------------------------------------
                   100,000.00 : Premium
                        6.00% : Withdrawal Charge Year 4
                        5.00% : Contract Enhancement
                        3.00% : Recapture Charge Year 4
                        5.50% : Net Return

AT END OF YEAR 4
                   130,076.59 : Contract Value at end of year 4
                   100,000.00 : Net Withdrawal requested

                    30,076.59 : Earnings
                    76,838.91 : Premium withdrawn (grossed up to account for
                                Withdrawal Charge and Recapture Charge)
                   106,915.50 : Total Gross Withdrawal

                   106,915.50 : Total Gross Withdrawal
                    -4,610.33 : Withdrawal Charge
                    -2,305.17 : Recapture Charge
                   100,000.00 : Total Net Withdrawal
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE 4 USING THE BASE WITHDRAWAL
CHARGE SCHEDULE
--------------------------------------------------------------------------------
                    10/1/2001
                   100,000.00 : Premium
                        7.00% : Withdrawal Charge Contribution Year 3
                        4.00% : Recapture Charge Contribution Year 3
                    12/1/2001
                   100,000.00 : Premium
                        8.00% : Withdrawal Charge Contribution Year 2
                        4.50% : Recapture Charge Contribution Year 2

                        5.00% : Contract Enhancement
                        0.00% : Net Return

                    11/1/2003
                   210,000.00 : Contract Value
                   150,000.00 : Net Withdrawal Requested

                    10,000.00 : Earnings
                    10,000.00 : Additional Free
                   100,000.00 : Premium 1 withdrawn (grossed up to account for
                    Withdrawal Charge and Recapture Charge) 46,857.14 : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                   166,857.14 : Total Gross Withdrawal

                   166,857.14 : Total Gross Withdrawal
                    -7,000.00 : Withdrawal Charge from Premium 1
                    -4,000.00 : Recapture Charge from Premium 1
                    -3,748.57 : Withdrawal Charge from Premium 2
                    -2,108.57 : Recapture Charge from Premium 2
                   150,000.00 : Total Net Withdrawal
--------------------------------------------------------------------------------





                                                              APPENDIX C

                                                         BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products.



1717 Capital Management Co.                Capital Investment Group                FNB Brokerage Services
1st Discount Brokerage Inc.                Capital Strategies Financial            Foothill Securities Inc.
1st Global Capital Corporation             Capwest Securities Inc.                 Fortune Financial Services
1st Worldwide Financial Partners           Centaurus Financial Inc.                Founders Financial Securities
A G Edwards & Sons                         Century Securities                      FSC Securities Corporation
Advanced Advisor Group LLC                 CFD Investments Inc.                    Fulcrum Securities Inc.
AFS Brokerage Inc.                         Chevy Chase Securities Inc.             GA Repple & Company
AIG Financial Advisors                     Choice Investments Inc.                 Geneos Wealth Management Inc.
American General Securities                Colonial Brokerage Inc.                 Gilman Ciocia
American Investment                        Colonial Investments Services           Great American Advisors Inc.
American Portfolios Financial Services     Commonwealth Financial Network          Great Nation Investment Corp
Ameritas Investment Corp                   Countrywide Investment Service          Gunn Allen Financial Inc.
Askar Corp                                 Crowell Weedon & Co                     GW Sherwold
Associated Securities Corp                 Crown Capital Securities LP             GWN Securities Inc.
Axa Advisors LLC                           Cue Financial Group                     H Beck Inc.
B C Ziegler & Company                      Cumberland Brokerage Corp               H D Vest Investment Securities
Bancwest Investment Services Inc.          CUSO Financial Services                 H&R Block Financial Advisors
BB&T Investment Services Inc.              Despain Financial Corporation           H.S. Dent
BCG Securities                             E Planning Securities Inc.              Haas Financial Products
Beneficial Investment Services             Equable Securities Corp                 Hantz Financial Services
Bentley Lawrence Securities                Equitas America                         Harbour Investment Inc.
BI Investments                             ESI Financial                           Harvest Capital LLC
BOSC, Inc.                                 Fenwick Securities                      Harvest Companies
Brecek & Young Advisors Inc.               Ferris Baker Watts Inc.                 HBW Securities
Brewer Financial Services                  FFP Securities Inc.                     Heim Young & Associates Inc.
Broker Dealer Financial Services Corp      Fifth Third Securities                  Heritage Study Group
Brookstone Securities                      Financial Network Investment            Hornor Townsend & Kent Inc.
Brookstreet Securities Corp                Financial Security Management           HSBC
Bueter & Company Inc.                      Financial Services                      Huckin Financial Group Inc.
Butler Freeman Tally Group Financial       Financial West Investment Group         Huntleigh Securities Corp
Cadaret Grant & Company                    First Allied Securities                 ICBA Financial Services
Calton & Associates Inc.                   First Brokerage American LLC            IFMG Securities
Cambridge Investment Research              First Financial Equity                  IMS Securities
Capital Analysts Inc.                      First Heartland Capital Inc.            Independent Financial Group
Capital Financial Services                 First Merit                             Indiana Merchant Banking



Infinex Investments Inc.                   Main Street Securities                  Packerland Brokerage Services
ING Financial                              Medallion Investment Services           Park Avenue Securities
Institutional Securities Corp              Michigan Securities Inc.                Peak Securities
Inter Securities Inc.                      Mid Atlantic Securities Inc.            Pension Planners Securities
Intercarolina Financial Services           Midwest Financial & Inv Services        Peoples Securities
Intervest International Equities Corp      Milkie/Ferguson Investments             PFIC Securities
Invest Financial Corporation               MML Investors Services Inc.             Planmember Securities
Investacorp Inc.                           Money Concepts Capital Corp             Prime Capital Services Inc.
Investment Centers of America, Inc.        Money Management Advisory               Prime Vest Financial Services
Investment Professionals Inc.              Moors & Cabot Inc.                      Princor Financial Services Corp
Investors Capital Corp                     Morgan Keegan                           Pro Equities Inc.
Investors Security Co Inc.
J P Turner & Co LLC                        Morgan Peabody Inc.                     Professional Asset Management
J W Cole Financial Inc.                    MTL Equity Products Inc.                Purshe Kaplan Sterling Investments
Janney Montgomery Scott LLC                Multi-Financial Securities Corp         QA3 Financial Corporation
Jefferson Pilot Securities Corp            Mutual Service Corporation              Questar Capital Corporation
Jesup & Lamont Securities Corp             MWA Financial Services Inc.             R.L. Harger & Associates Inc.
JJB Hilliard WL Lyons Inc.                 National Planning Corporation           Raymond James Financial
JRL Capital Corporation                    National Securities Corp                RBC Dain Rauscher Inc.
KCD Financial                              New Alliance Investments Inc.           Regal Securities Inc.
Kenai Investments Inc.                     New England Securities                  Resource Horizons Group
Key Investments                            Newbridge Securities Corp               River Stone Wealth Management
KMS Financial Services                     Next Financial Group Inc.               RMIN Securities Inc.
Koehler Financial LLC                      NFP Securities Inc.                     RNR Securities LLC
Kovack Securities Inc.                     North Atlantic Securities LLC           Robert W Baird & Co Inc.
Labrunerie Financial Inc.                  Northridge Securities Corp              Royal Alliance Associates Inc.
Lasalle St Securities LLC                  NPB Financial Group                     Ryan Beck & Co
Legacy Financial Services                  NPF Securities                          Rydex Distributors Inc.
Legend Equities                            O.N. Equity Sales Company               Sammons Securities Company Inc.
Leonard & Company                          Ogilvie Securities                      Sanders Morris Harris Inc.
Liberty Partners Financial Services        Oneamerica Securities                   SCF Securities
Lincoln Financial Advisors                 Oppenheimer & Co                        Schlitt Investor Services Inc.
Lincoln Investment Planning                Pacific RP Group                        Scott & Stringfellow Inc.
Linsco/Private Ledger Corporation          Pacific West                            Securian Financial Services
M&T Securities







Securities America                      UBOC Union Banc
Securities Service Network              UBS Financial Services Inc.
Sicor Securities Inc.                   United Equity Securities
Sigma Financial Corporation             United Planners Financial
Signator Investors Inc.                 United Securities Alliance Inc.
SII Investments, Inc.                   USA Advanced Planners Inc.
Silver Oak Securities                   USA Financial Securities Corp
Sky Bank                                UVEST Financial
Sorrento Pacific                        Valmark Securities Inc.
Southwest Investments                   VSR Financial Services Inc.
Southwest Securities Financial          W.H. Colson Securities
Services
Stanford Group Company                  Wachovia Securities Inc.
Steadfast Foundation                    Wall Street Financial Group
Sterne Agee Financial Services          Walnut Street Securities Inc.
Stifel Nicolaus & Company               Waterstone Financial Group
Strategic Financial Alliance            Webster Investments
Summit Brokerage Services Inc.          Wellstone Securities
Summit Equities Inc.                    Western Equity Group
SummitAlliance Securities LLC           Western International Securities Inc.
Sunset Financial Services Inc.          Westminster Financial
SWBC Investments                        Wilbanks Securities
SWS Financial Service Inc.              William R Pintaric & Assoc
Synergy Investment Group                Williams Financial Group
TFS Securities Inc.                     WM Financial Services Inc.
Thomas McDonald Partners                Woodbury Financial Services Inc.
Thrivent Investment Management          Workman Securities Corp
Tower Square Securities                 World Choice Securities Inc.
Traderlight Securities Inc.             World Equity Group Inc.
Traid Advisors Inc.                     World Group Securities Inc.
Transamerica Financial                  WRP Investments Inc.
Tricor                                  XCU Capital
Triune Capital Advisors
Trustmont Financial


                                   APPENDIX D

                            GMAB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMAB with a Guarantee Period of 10 years when you purchased your Contract, on your application you chose to allocate 80% of your Premium to the Investment Divisions and 20% to the 5 Year Fixed Account Option (with a crediting rate of 3.25%), the required allocation percentage to the GMAB Fixed Account is 30%, the crediting rate for the GMAB Fixed Account is 3.50%, no other optional benefits were elected, your initial premium payment was $100,000. All partial withdrawals include any applicable withdrawal charges.

Example 1: At election, a percentage of your funds is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is determined.

o If the GMAB is elected at issue:
  o $30,000 is allocated to the GMAB Fixed Account, which is 30% of your initial Premium payment.
  o $56,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your initial Premium Payment.
  o $14,000 is allocated to the 5 Year Fixed Account Option, which is 20% of the remaining 70% of your initial Premium Payment.
  o     Your Guaranteed Value is $100,000, which is your initial Premium payment

Example 2: Upon payment of a subsequent Premium within 90 days of the Issue Date of the Contract, a percentage of your Premium payment is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is re-determined. Your Guaranteed Value is subject to a maximum of $5,000,000.

o Example 2a: If you make an additional Premium payment of $50,000 and your Guaranteed Value is $100,000:

  o $15,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.
  o $28,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.

  o $7,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.

  o Your Guaranteed Value is $150,000, which is your additional Premium payment plus the Guaranteed Value before your additional Premium Payment.

o Example 2b: If you make an additional Premium payment of $4,950,000 and your Guaranteed Value is $100,000:
  o $1,485,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.
  o $2,772,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.
  o $693,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.
  o Your Guaranteed Value is $5,000,000, which is the maximum since your additional Premium payment plus the Guaranteed Value before your additional Premium Payment exceeds the maximum of $5,000,000.

o Note:
  o An initial Contract Value that exceeds the Guaranteed Value at the beginning of the Guarantee Period diminishes the value of the GMAB.

Example 3: If you take a partial withdrawal of $15,000 at the end of the third Contract Year, while the GMAB is in effect, the GMAB Fixed Account value, Fixed Account Option values, Separate Account Contract Value and Guaranteed Value are re-determined.

o Example 3a: If your Separate Account Contract Value is $65,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $113,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:
  o $4,389.17 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $28,872.37.
  o $8,577.36 is deducted from your Investment Divisions and the new Separate Account Contract Value is $56,422.64.
  o $2,033.47 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $13,376.37
  o     Your total new Contract Value is $98,671.38.
  o Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $98,671.38 divided by $113,671.38 (87%). The new Guaranteed Value is 87% of the original Guaranteed Value, which is $86,804.07.

o Example 3b: If your Separate Account Contract Value is $30,000, your
  GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account
  Option value is $15,409.84 for a total Contract Value of $78,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:
  o $6,341.86 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $26,919.67.
  o $5,720.00 is deducted from your Investment Divisions and the new Separate Account Contract Value is $28,280.00.
  o $2,938.14 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $12,471.70.
  o     Your total new Contract Value is $63,671.38.
  o Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $63,671.38 divided by $78,671.38 (81%). The new Guaranteed Value is 81% of the original Guaranteed Value, which is $80,933.35.
  o Note: This example illustrates that, when the Contract Value is less than the GV at the time a partial withdrawal is made, the partial withdrawal reduces the GV by a dollar amount that is greater than the dollar amount withdrawn.

o Note:
  o AS EXAMPLES 3A AND 3B TOGETHER ILLUSTRATE, THE IMPACT OF A WITHDRAWAL ON THE GUARANTEED VALUE IN A DOWN MARKET IS GREATER THAN THAT IN AN UP MARKET.
  o Withdrawals from the Fixed Account Options and the GMAB Fixed Account may be subject to an Excess Interest Adjustment. Withdrawal charges may also apply and the net withdrawal may be less than $15,000.

Example 4: If you terminate your GMAB on your seventh Contract Anniversary, the entire GMAB Fixed Account value is automatically transferred to the Investment Divisions and Fixed Account Options according to your specified premium allocations. The amount transferred from the GMAB Fixed Account is subject to an Excess Interest Adjustment.

o Example 4a: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $38,168.38 and your 5 Year Fixed Account Option value is $17,512.92 for a total Contract Value of $100,681.30 just before you terminate your GMAB and the crediting rate for a new 10 Year GMAB Fixed Account is 4.00%:
  o $38,168.38 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0. The amount transferred is subject to an Excess Interest Adjustment, which reduces the amount transferred by $1,085.29 for a net transfer of $37,083.09
  o $29,666.47 is transferred to the Investment Divisions, which is 80% of the net transfer from the GMAB Fixed Account. Your new Separate Account Contract Value is $74,666.47.
  o $7,416.62 is transferred to a 5 Year Fixed Account Option, which is 20% of the net transfer from the GMAB Fixed Account. Your new Fixed Account Option value is $24,929.54
  o     Your total new Contract Value is $99,596.01.

Example 5: At the end of the Guarantee Period, the excess of the Guaranteed Value over the Contract Value, if any, is credited to your Contract Value according to your specified premium allocations.

o Example 5a: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you do not request to re-elect the GMAB:
  o The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.
  o $1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.
  o $6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.
  o     Your total new Contract Value is $100,000.
  o $42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.
  o $8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $29,421.21.
  o $33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $70,578.79.
  o     Your new Guaranteed Value is $0 and your GMAB charges cease.

o Example 5b: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you request to re-elect the GMAB:
  o The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.
  o $1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.
  o $6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.
  o     Your total new Contract Value is $100,000.
  o $12,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $30,000, which is 30% of your Contract Value.
  o $2,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $23,421.21.
  o $9,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $46,578.79.
  o     Your new Guaranteed Value is $100,000.

o Example 5c: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you do not request to re-elect the GMAB:
  o The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.
  o     Your total Contract Value is $106,594.48.
  o $42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.
  o $8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $27,740.11.
  o $33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $78,854.37.
  o     Your new Guaranteed Value is $0 and your GMAB charges cease.

o Example 5d: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you request to re-elect the GMAB:
  o The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.
  o     Your total Contract Value is $106,594.48.
  o $10,339.62 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $31,978.34, which is 30% of your Contract Value.
  o $2,067.92 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $21,344.44.
  o $8,271.70 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $53,271.70.
  o     Your new Guaranteed Value is $106,594.48.

                                   APPENDIX E

                            GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

EXAMPLE 1: AT ELECTION, YOUR GWB IS SET AND YOUR GAWA IS DETERMINED BASED ON THAT VALUE.

* Example 1a: If the GMWB is elected at issue:
  *     Your initial GWB is $100,000, which is your initial Premium payment.
  *     Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 =
        $5,000).

* Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:
  * Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
  *     Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 =
        $5,250).


* Example 1c: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:
  * Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

  *     Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 =
        $5,250).

* Notes:
  *     If your endorsement contains a varying benefit percentage:

        - Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

        - If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.
  * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.
  * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.
  * If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.


EXAMPLE 2: IF YOUR ENDORSEMENT CONTAINS A VARYING BENEFIT PERCENTAGE, YOUR GAWA% IS DETERMINED ON THE EARLIER OF THE TIME OF YOUR FIRST WITHDRAWAL, THE DATE THAT YOUR CONTRACT VALUE REDUCES TO ZERO, THE DATE THAT THE GMWB IS CONTINUED BY A SPOUSAL BENEFICIARY WHO IS NOT A COVERED LIFE, OR UPON ELECTION OF THE LIFE INCOME OF THE A GMWB INCOME OPTION. YOUR GAWA% IS SET BASED UPON YOUR ATTAINED AGE AT THAT TIME. YOUR INITIAL GAWA IS DETERMINED BASED ON THIS GAWA% AND THE GWB AT THAT TIME.


* If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).
* If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.


EXAMPLE 3: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.


* Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment: Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).
  * Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000 *
        0.05 = $2,500).

* Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:
  * Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
  * Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

* Notes:
  *     If your endorsement contains a varying benefit percentage:
        - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.
        - If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment. If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.
  * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

        - If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment. The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

        - If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 AFTER your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.
  * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.

EXAMPLE 4: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS YOUR GAWA FOR ENDORSEMENTS FOR NON-QUALIFIED AND QUALIFIED CONTRACTS THAT DO NOT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA OR WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

* Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
  * Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
  * Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
  * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:
  * Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500). Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
  * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Notes:
  * If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
  * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.
  * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
  * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.
  * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
  * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 4), YOUR GWB AND GAWA ARE RE-DETERMINED.

* Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
  * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
        - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) /
                ($130,000 - $5,000)) = $91,200].
        - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract
                Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).
  * Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.
        - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA
                [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) =
                $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.
        - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.
        - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
   * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
        - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) /
                ($105,000 - $5,000)) = $90,250].
        - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract
                Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).
   * Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.
        - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you
                continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.
        - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.
        - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
  * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
        - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) /
                ($55,000 - $5,000)) = $85,500].
        - Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract
                Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).
  * Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.
        - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If
                you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.
        - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.
        - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Notes:
  * If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
  * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.
  * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
  * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.
  * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
  * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 6: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)

* Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:
  * Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
  * If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).
        - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

 * However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.
        - If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
                o Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).
                o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
                o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

 * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

        - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.


* Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:
  * Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
  * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
        - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

  * If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000).

  * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of
        1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).
        - Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

* Notes:
  * Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.
  * If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.
  * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.
  * If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
  * If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.
  * If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

  * If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.


EXAMPLE 7: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)

* Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:
  * If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.
        - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of
                1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

                  - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

        - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.
  * If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.
        - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

                  - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

        - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

* Notes:
  * As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.
        - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new
                GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.
        - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.
        - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
  * This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
  * Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.
  * If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.
  * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.
  * If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).
        - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.
  * If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.
  * If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit will be reduced dollar for dollar for the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

  * If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

  * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
  * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 8: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES DURING THE BONUS PERIOD IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

* Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:
  * Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).
  * Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).
  * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:
  *    Your    new GWB is recalculated to equal $97,000, which is equal to your
              GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 =
              $97,000).
  *    Your    GAWA for the next year remains $5,000, which is the greater of 1)
              your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
  *    After   the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Notes:
  * Your bonus base is not recalculated upon the application of the bonus to your GWB.
      If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.
      If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.
      If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.
      If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.


EXAMPLE 9: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB THAT CONTAINS A FOR LIFE GUARANTEE THAT BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT.)


* Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
  * Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
  * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

* Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:
  * You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.
  * The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

* Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
  * Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
  * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).
  * Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

* Notes:

  * If your endorsement is effective on or after03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option). Otherwise, your reset date is the Contract Anniversary on or immediately following your 60th birthday.


EXAMPLE 10: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION.)


* If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
  * If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.
  * If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

  * The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.
  * Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

* Notes:

  * If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2. If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

  * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.
  * If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.

EXAMPLE 11: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT, YOUR GWB IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT PROVISION.)

* Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:
  *     Your new GWB is recalculated to equal $200,000, which is the greater of
        1) your GWB prior to the application of the GWB adjustment ($160,000) or
        2) the GWB adjustment ($200,000).

* Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:
        Your new GWB is recalculated to equal $210,000, which is the greater of
        1) your GWB prior to the application of the GWB adjustment ($210,000) or
        2) the GWB adjustment ($200,000).

* Notes:
  * The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).
  * Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
  * No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.
  * No adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.

EXAMPLE 12: ON EACH CONTRACT MONTHLY ANNIVERSARY, FUNDS ARE TRANSFERRED TO OR FROM THE GMWB FIXED ACCOUNT VIA THE FORMULAS DEFINED IN THE TRANSFER OF ASSETS METHODOLOGY IN APPENDIX F. THE ANNUITY FACTORS REFERENCED IN THIS EXAMPLE ARE ALSO FOUND IN APPENDIX F.
(THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A TRANSFER OF ASSETS PROVISION.)

* Example 12a: If on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:
  * Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).
  * The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].
  * Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account. The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) /(1 - 0.80) =$57,800].
  * Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).
  * Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) =
        $40,090].
  * Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

* Example 12b: If on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:
  * Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980). The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000)
        = 73.98%].
  * Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000))/(1 - 0.80) = $30,100].
  * Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).
  * Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).
  * Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

* Example 12c: If on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:
  * Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340). The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.
  * Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0))
        / (1 - 0.80) = $68,300].
  * Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).
  * Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).
  * Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

* Notes:

  * If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

  * The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value. The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.
  * Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).
  * No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

                                   APPENDIX F

                              LIFEGUARD SELECT GMWB

                   AND LIFEGUARD SELECT WITH JOINT OPTION GMWB

                         TRANSFER OF ASSETS METHODOLOGY



On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

LIABILITY = GAWA X ANNUITY FACTOR

     The Liability calculated in the above formula is designed to represent the projected value of this GMWB's benefits. If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.


     The tables of annuity factors (as shown below) are set at election of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, as applicable, and do not change.



RATIO = (LIABILITY - GMWB FIXED ACCOUNT CONTRACT VALUE) / (SEPARATE ACCOUNT CONTRACT VALUE + FIXED ACCOUNT CONTRACT VALUE)

     If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.


THE TRANSFER AMOUNT IS DETERMINED AS FOLLOWS:

     If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

     1.  The GMWB Fixed Account Contract Value; or
     2. (GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) - Liability) / (1-80%).

     If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

     1.  Separate Account Contract Value + Fixed Account Contract Value; or
     2. (Liability - GMWB Fixed Account Contract Value - 80% x (Separate Account Contract Value + Fixed Account Contract Value)) / (1-80%).

     Otherwise, no funds are transferred.


                                LIFEGUARD SELECT
                          Transfer of Assets Provision
                                Annuity Factors*

Age**                                                     Contract Monthly Anniversary

                    1         2         3         4         5         6         7         8         9        10        11       12
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
    65          15.26     15.22     15.19     15.15     15.12     15.08     15.05     15.01     14.97     14.94     14.90    14.87
    66          14.83     14.79     14.76     14.72     14.68     14.65     14.61     14.57     14.54     14.50     14.46    14.43
    67          14.39     14.35     14.32     14.28     14.25     14.21     14.18     14.14     14.10     14.07     14.03    14.00
    68          13.96     13.92     13.89     13.85     13.81     13.77     13.74     13.70     13.66     13.62     13.59    13.55
    69          13.51     13.47     13.44     13.40     13.37     13.33     13.30     13.26     13.22     13.19     13.15    13.12
    70          13.08     13.04     13.01     12.97     12.93     12.89     12.86     12.82     12.78     12.74     12.71    12.67
    71          12.63     12.59     12.56     12.52     12.48     12.44     12.41     12.37     12.33     12.29     12.26    12.22
    72          12.18     12.14     12.11     12.07     12.03     12.00     11.96     11.92     11.89     11.85     11.81    11.78
    73          11.74     11.70     11.67     11.63     11.60     11.56     11.53     11.49     11.45     11.42     11.38    11.35
    74          11.31     11.27     11.24     11.20     11.16     11.12     11.09     11.05     11.01     10.97     10.94    10.90
    75          10.86     10.82     10.79     10.75     10.72     10.68     10.65     10.61     10.57     10.54     10.50    10.47
    76          10.43     10.39     10.36     10.32     10.28     10.25     10.21     10.17     10.14     10.10     10.06    10.03
    77           9.99      9.96      9.92      9.89      9.85      9.82      9.78      9.75      9.71      9.68      9.64     9.61
    78           9.57      9.54      9.50      9.47      9.43      9.40      9.36      9.33      9.29      9.26      9.22     9.19
    79           9.15      9.12      9.08      9.05      9.01      8.98      8.94      8.91      8.87      8.84      8.80     8.77
    80           8.73      8.70      8.66      8.63      8.60      8.56      8.53      8.50      8.46      8.43      8.40     8.36
    81           8.33      8.30      8.26      8.23      8.20      8.16      8.13      8.10      8.06      8.03      8.00     7.96
    82           7.93      7.90      7.86      7.83      7.80      7.76      7.73      7.70      7.66      7.63      7.60     7.56
    83           7.53      7.50      7.47      7.44      7.41      7.38      7.35      7.31      7.28      7.25      7.22     7.19
    84           7.16      7.13      7.10      7.07      7.04      7.01      6.98      6.95      6.92      6.89      6.86     6.83
    85           6.80      6.77      6.74      6.71      6.68      6.65      6.62      6.59      6.56      6.53      6.50     6.47
    86           6.44      6.41      6.39      6.36      6.33      6.30      6.28      6.25      6.22      6.19      6.17     6.14
    87           6.11      6.08      6.06      6.03      6.00      5.98      5.95      5.92      5.90      5.87      5.84     5.82
    88           5.79      5.76      5.74      5.71      5.69      5.66      5.64      5.61      5.58      5.56      5.53     5.51
    89           5.48      5.46      5.43      5.41      5.38      5.36      5.34      5.31      5.29      5.26      5.24     5.21
    90           5.19      5.17      5.14      5.12      5.10      5.07      5.05      5.03      5.00      4.98      4.96     4.93
    91           4.91      4.89      4.87      4.85      4.83      4.81      4.79      4.76      4.74      4.72      4.70     4.68
    92           4.66      4.64      4.62      4.60      4.58      4.56      4.54      4.51      4.49      4.47      4.45     4.43
    93           4.41      4.39      4.37      4.35      4.33      4.31      4.30      4.28      4.26      4.24      4.22     4.20
    94           4.18      4.16      4.14      4.13      4.11      4.09      4.07      4.05      4.03      4.02      4.00     3.98
    95           3.96      3.94      3.93      3.91      3.89      3.87      3.86      3.84      3.82      3.80      3.79     3.77
    96           3.75      3.73      3.72      3.70      3.68      3.66      3.65      3.63      3.61      3.59      3.58     3.56
    97           3.54      3.52      3.51      3.49      3.47      3.46      3.44      3.42      3.41      3.39      3.37     3.36
    98           3.34      3.32      3.31      3.29      3.27      3.26      3.24      3.22      3.21      3.19      3.17     3.16
    99           3.14      3.12      3.11      3.09      3.07      3.06      3.04      3.02      3.01      2.99      2.97     2.96
    100          2.94      2.92      2.91      2.89      2.87      2.85      2.84      2.82      2.80      2.78      2.77     2.75
    101          2.73      2.71      2.70      2.68      2.66      2.65      2.63      2.61      2.60      2.58      2.56     2.55
    102          2.53      2.51      2.50      2.48      2.46      2.45      2.43      2.41      2.40      2.38      2.36      2.35
    103          2.33      2.31      2.30      2.28      2.26      2.24      2.23      2.21      2.19      2.17      2.16      2.14
    104          2.12      2.10      2.09      2.07      2.06      2.04      2.03      2.01      1.99      1.98      1.96      1.95
    105          1.93      1.91      1.90      1.88      1.87      1.85      1.84      1.82      1.80      1.79      1.77      1.76
    106          1.74      1.73      1.71      1.70      1.68      1.67      1.65      1.64      1.62      1.61      1.59      1.58
    107          1.56      1.55      1.53      1.52      1.50      1.49      1.47      1.46      1.44      1.43      1.41      1.40
    108          1.38      1.37      1.35      1.34      1.33      1.31      1.30      1.29      1.27      1.26      1.25      1.23
    109          1.22      1.21      1.19      1.18      1.17      1.15      1.14      1.13      1.11      1.10      1.09      1.07
    110          1.06      1.05      1.04      1.03      1.01      1.00      0.99      0.98      0.97      0.96      0.94      0.93
    111          0.92      0.91      0.90      0.89      0.88      0.87      0.86      0.84      0.83      0.82      0.81      0.80
    112          0.79      0.78      0.77      0.76      0.75      0.74      0.73      0.72      0.71      0.70      0.69      0.68
    113          0.67      0.66      0.65      0.64      0.63      0.62      0.62      0.61      0.60      0.59      0.58      0.57
    114          0.56      0.55      0.54      0.54      0.53      0.52      0.51      0.50      0.49      0.49      0.48      0.47
    115          0.46      0.42      0.38      0.35      0.31      0.27      0.23      0.19      0.15      0.12      0.08      0.04
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------


* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

**The age of the Owner as of the effective date or the most recent Contract
Anniversary. All Owners aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.






                       LIFEGUARD SELECT WITH JOINT OPTION
                          Transfer of Assets Provision
                                 Annuity Factors


Age*                                                    Contract Monthly Anniversary
                    1         2         3         4         5         6         7         8        9        10        11        12

           ------------------------------------------------------------------------------------------------------------------------

 65             15.26     15.24     15.23     15.21     15.19     15.17     15.16     15.14    15.12     15.10     15.09     15.07
 66             15.05     15.03     15.01     14.99     14.97     14.95     14.94     14.92    14.90     14.88     14.86     14.84
 67             14.82     14.81     14.79     14.78     14.77     14.75     14.74     14.73    14.71     14.70     14.69     14.67
 68             14.66     14.64     14.63     14.61     14.59     14.58     14.56     14.54    14.53     14.51     14.49     14.48
 69             14.46     14.44     14.43     14.41     14.39     14.38     14.36     14.34    14.33     14.31     14.29     14.28
 70             14.26     14.24     14.22     14.20     14.18     14.16     14.14     14.12    14.10     14.08     14.06     14.04
 71             14.02     14.00     13.98     13.96     13.93     13.91     13.89     13.87    13.85     13.83     13.80     13.78
 72             13.76     13.74     13.72     13.70     13.67     13.65     13.63     13.61    13.59     13.57     13.54     13.52
 73             13.50     13.48     13.46     13.43     13.41     13.39     13.37     13.34    13.32     13.30     13.28     13.25
 74             13.23     13.20     13.18     13.15     13.13     13.10     13.08     13.05    13.02     13.00     12.97     12.95
 75             12.92     12.88     12.84     12.81     12.77     12.73     12.69     12.65    12.61     12.58     12.54     12.50
 76             12.46     12.42     12.38     12.34     12.30     12.26     12.22     12.17    12.13     12.09     12.05     12.01
 77             11.97     11.93     11.89     11.86     11.82     11.78     11.74     11.70    11.66     11.63     11.59     11.55
 78             11.51     11.47     11.43     11.39     11.35     11.31     11.28     11.24    11.20     11.16     11.12     11.08
 79             11.04     11.00     10.96     10.93     10.89     10.85     10.81     10.77    10.73     10.70     10.66     10.62
 80             10.58     10.54     10.50     10.46     10.42     10.38     10.35     10.31    10.27     10.23     10.19     10.15
 81             10.11     10.07     10.04     10.00      9.96      9.93      9.89      9.85     9.82      9.78      9.74      9.71
 82              9.67      9.63      9.60      9.56      9.52      9.49      9.45      9.41     9.38      9.34      9.30      9.27
 83              9.23      9.19      9.16      9.12      9.08      9.05      9.01      8.97     8.94      8.90      8.86      8.83
 84              8.79      8.76      8.72      8.69      8.65      8.62      8.59      8.55     8.52      8.48      8.45      8.41
 85              8.38      8.35      8.31      8.28      8.24      8.21      8.18      8.14     8.11      8.07      8.04      8.00
 86              7.97      7.94      7.90      7.87      7.84      7.80      7.77      7.74     7.70      7.67      7.64      7.60
 87              7.57      7.54      7.51      7.48      7.44      7.41      7.38      7.35     7.32      7.29      7.25      7.22
 88              7.19      7.16      7.13      7.10      7.07      7.04      7.01      6.98     6.95      6.92      6.89      6.86
 89              6.83      6.80      6.77      6.74      6.71      6.68      6.66      6.63     6.60      6.57      6.54      6.51
 90              6.48      6.45      6.43      6.40      6.37      6.34      6.32      6.29     6.26      6.23      6.21      6.18
 91              6.15      6.12      6.10      6.07      6.04      6.01      5.99      5.96     5.93      5.90      5.88      5.85
 92              5.82      5.80      5.77      5.75      5.72      5.70      5.67      5.65     5.62      5.60      5.57      5.55
 93              5.52      5.50      5.47      5.45      5.42      5.40      5.37      5.35     5.32      5.30      5.27      5.25
 94              5.22      5.20      5.17      5.15      5.12      5.10      5.08      5.05     5.03      5.00      4.98      4.95
 95              4.93      4.91      4.88      4.86      4.84      4.81      4.79      4.77     4.74      4.72      4.70      4.67
 96              4.65      4.63      4.60      4.58      4.56      4.53      4.51      4.49     4.46      4.44      4.42      4.39
 97              4.37      4.35      4.33      4.30      4.28      4.26      4.24      4.21     4.19      4.17      4.15      4.12
 98              4.10      4.08      4.05      4.03      4.01      3.98      3.96      3.94     3.91      3.89      3.87      3.84
 99              3.82      3.80      3.78      3.75      3.73      3.71      3.69      3.66     3.64      3.62      3.60      3.57
100              3.55      3.53      3.51      3.48      3.46      3.44      3.42      3.39     3.37      3.35      3.33      3.30
101              3.28      3.26      3.24      3.21      3.19      3.17      3.15      3.12     3.10      3.08      3.06      3.03
102              3.01      2.99      2.97      2.94      2.92      2.90      2.88      2.85     2.83      2.81      2.79      2.76
103              2.74      2.72      2.70      2.68      2.65      2.63      2.61      2.59     2.57      2.55      2.52      2.50
104              2.48      2.46      2.44      2.42      2.40      2.38      2.36      2.33     2.31      2.29      2.27      2.25
105              2.23      2.21      2.19      2.17      2.15      2.13      2.11      2.08     2.06      2.04      2.02      2.00
106              1.98      1.96      1.94      1.92      1.90      1.88      1.86      1.84     1.82      1.80      1.78      1.76
107              1.74      1.72      1.70      1.68      1.66      1.64      1.63      1.61     1.59      1.57      1.55      1.53
108              1.51      1.49      1.48      1.46      1.44      1.42      1.41      1.39     1.37      1.35      1.34      1.32
109              1.30      1.28      1.27      1.25      1.23      1.21      1.20      1.18     1.16      1.14      1.13      1.11
110              1.09      1.08      1.07      1.06      1.04      1.03      1.02      1.01     1.00      0.99      0.97      0.96
111              0.95      0.94      0.93      0.92      0.90      0.89      0.88      0.87     0.86      0.85      0.83      0.82
112              0.81      0.80      0.79      0.78      0.77      0.76      0.75      0.74     0.73      0.72      0.71      0.70
113              0.69      0.68      0.67      0.66      0.65      0.64      0.64      0.63     0.62      0.61      0.60      0.59
114              0.58      0.57      0.56      0.55      0.54      0.53      0.53      0.52     0.51      0.50      0.49      0.48
115              0.47      0.43      0.39      0.35      0.31      0.27      0.24      0.20     0.16      0.12      0.08      0.04

* The age of the youngest Covered Life as of the effective date of the endorsement or the most recent Contract Anniversary. A Covered Life aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.


                                   APPENDIX G

                     FUTUREGUARD 6 GMIB PROSPECTUS EXAMPLES

The following examples assume that you elected the FutureGuard 6 GMIB when you purchased your Contract and no other optional benefits were elected.

EXAMPLE 1: AT ISSUE, ALL GMIB VALUES ARE INITIALIZED.

If your Contract is issued with a $100,000 initial premium payment (net of any applicable premium taxes and sales charges):
        - The Step-Up Date is equal to the Issue Date.
        - The Step-Up Value is equal to $100,000, which is your initial premium payment.
        - Your Roll-Up Component is equal to $100,000, which is the Step-Up
          Value.
        - Your Greatest Contract Anniversary Value (GCAV) Component is equal to $100,000, which is your initial premium payment.
        - Neither Component is permitted to exceed $300,000, which is 300% of your initial premium payment. (These examples will refer to this limit as the "benefit cap".)
        - Your GMIB Benefit Base is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.
        - The earliest date that you may elect to exercise the GMIB is on the 10th Contract Anniversary, which is 10 years from the most recent Step-Up Date.

EXAMPLE 2: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR ROLL-UP COMPONENT, GCAV COMPONENT, BENEFIT CAP AND GMIB BENEFIT BASE ARE RE-DETERMINED.

If you make an additional premium payment of $50,000 (net of any applicable premium taxes and sales charges) and your Roll-Up Component is equal to $180,000, your GCAV Component is equal to $160,000, your benefit cap is equal to $300,000 and your GMIB Benefit Base is equal to $180,000 at the time of payment:
        - The Step-Up Date does not change.
        - The Step-Up Value does not change.
        - Your Roll-Up Component is equal to $230,000, which is the Roll-Up Component prior to the premium payment plus the premium payment.
        - Your GCAV Component is equal to $210,000, which is the GCAV Component prior to the premium payment plus the premium payment.
        - Your benefit cap is equal to $450,000, which is the benefit cap prior to the premium payment plus 300% of the premium payment.
        - Your GMIB Benefit Base is equal to $230,000, which is the greater of the Roll-Up Component and the GCAV Component.
        - The earliest date that you may elect to exercise the GMIB does not change.

EXAMPLE 3: UPON A PARTIAL WITHDRAWAL, YOUR ROLL-UP COMPONENT, GCAV COMPONENT, BENEFIT CAP AND GMIB BENEFIT BASE ARE RE-DETERMINED.

If you request a single partial withdrawal of $30,000 (including any applicable charges and adjustments), no other partial withdrawals are made during the Contract Year, and your Contract Value is equal to $120,000, your Roll-Up Component on the previous Contract Anniversary is equal to $125,000, your GCAV Component is equal to $132,000, your benefit cap is equal to $300,000, and your GMIB Benefit Base is equal to $132,000 at the time of the withdrawal:
        - The Step-Up Date does not change.
        - The Step-Up Value does not change.
        - Your Roll-Up Component will not be adjusted until the end of the Contract Year (assuming that the GMIB is not exercised before then), at which point it will be equal to:
        - The Roll-Up Component on the previous Contract Anniversary accumulated at 6% ($125,000 x 1.06 = $132,500),
        - Less the portion of total withdrawals in the Contract Year that are less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary (0.06 x $125,000 = $7,500);
        - Multiplied by the percentage reduction in Contract Value attributable to total withdrawals in the Contract Year in excess of 6% of the Roll-Up Component on the previous Contract Anniversary (1 - [$30,000 - $7,500]/[$120,000 - $7,500] = 0.8).
        - Your Roll-Up Component is equal to [$132,500 - $7,500] x 0.8 =
          $100,000.
        - Your GCAV Component is adjusted at the time of the partial withdrawal, at which point it will be equal to $99,000, which is the GCAV Component prior to the partial withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (1 - $30,000/$120,000 = 0.75).
        - Your benefit cap is equal to $270,000, which is the benefit cap prior to the partial withdrawal less the amount of the partial withdrawal.
        - Your GMIB Benefit Base at the end of the Contract Year is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.
        - The earliest date that you may elect to exercise the GMIB does not change.

EXAMPLE 4: ON EACH CONTRACT ANNIVERSARY PRIOR TO THE ANNUITANT'S 75TH BIRTHDAY, YOU MAY ELECT TO STEP UP YOUR ROLL-UP COMPONENT TO THE CONTRACT VALUE, IN WHICH CASE THE STEP-UP DATE, STEP-UP VALUE, EARLIEST DATE THAT YOU MAY ELECT TO EXERCISE THE GMIB, AND YOUR ROLL-UP COMPONENT WILL BE RE-DETERMINED. IN ADDITION, ON EACH CONTRACT ANNIVERSARY PRIOR TO THE ANNUITANT'S 81ST BIRTHDAY, YOUR CONTRACT VALUE IS COMPARED TO THE CONTRACT VALUES ON ALL PREVIOUS CONTRACT ANNIVERSARIES, WHICH MAY RE-DETERMINE THE GCAV COMPONENT.

Example 4a: If your Contract Value is equal to $120,000, your benefit cap is equal to $300,000, the greatest Contract Value on any previous Contract Anniversary is $100,000, your Roll-Up Component is equal to $106,000, and you elect to step up your Roll-Up Component to the Contract Value:
        - The Step-Up Date is equal to the date of the current Contract Anniversary.
        - The Step-Up Value is equal to $120,000, which is the Contract Value on the Step-Up Date.
        - Your Roll-Up Component is equal to $120,000, which is the Step-Up
          Value.
        - Your GCAV Component is equal to $120,000, which is the greatest Contract Value on any Contract Anniversary.
        - Your benefit cap does not change because no premium payments were made and no withdrawals were taken.
        - Your GMIB Benefit Base is equal to $120,000, which is the greater of the Roll-Up Component and the GCAV Component.
        - You may not elect to exercise your GMIB for 10 years.

Example 4b: If your Contract Value is equal to $310,000, your benefit cap is equal to $300,000, the greatest Contract Value on any previous Contract Anniversary is $260,000, your Roll-Up Component is equal to $250,000, and you elect to step up your Roll-Up Component to the Contract Value:
        - The Step-Up Date is equal to the date of the current Contract Anniversary.
        - The Step-Up Value is equal to $310,000, which is the Contract Value on the Step-Up Date.
        - Your Roll-Up Component is equal to $300,000, which is the lesser of the Step-Up Value and the benefit cap.
        - Your GCAV Component is equal to $300,000, which is the lesser of the greatest Contract Value on any Contract Anniversary and the benefit cap.
        - Your benefit cap does not change because no premium payments were made and no withdrawals were taken.
        - Your GMIB Benefit Base is equal to $300,000, which is the greater of the Roll-Up Component and the GCAV Component.
        - You may not elect to exercise your GMIB for 10 years.

Example 4c: If your Contract Value is equal to $130,000, your benefit cap is equal to $300,000, the greatest Contract Value on any previous Contract Anniversary is $150,000 but your GCAV Component has been reduced by a subsequent withdrawal to $120,000, your Roll-Up Component is equal to $140,000, and your GMIB Benefit Base is $140,000:
        - The Step-Up Date does not change because the Contract Value is less than the Roll-Up Component, which means that step up is not available.
        - The Step-Up Value does not change because step up did not occur.
        - Your Roll-Up Component does not change because step up did not occur.
        - Your GCAV Component does not change because the Contract Value on the current Contract Anniversary is not the greatest Contract
          Value on any Contract Anniversary.
        - Your benefit cap does not change because no premium payments were made and no withdrawals were taken.
        - The GMIB Benefit Base does not change because neither the Roll-Up Component nor the GCAV Component changed.
        - The earliest date that you may elect to exercise the GMIB does not change because step up did not occur.

EXAMPLE 5: IF YOUR CONTRACT VALUE FALLS TO ZERO AND YOUR GMIB BENEFIT BASE IS GREATER THAN ZERO, THEN ALL WITHDRAWALS TAKEN FROM THE CONTRACT WILL BE EXAMINED IN ORDER TO DETERMINE THE ELIGIBILITY OF THE GMIB BENEFIT BASE FOR AUTOMATIC ANNUITIZATION.

Example 5a: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and all withdrawals from the Contract have been Required Minimum
Distributions:
        - Your GMIB Benefit Base is eligible for automatic annuitization.
        - Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods
          Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.
        - Unless you choose another payment frequency, you will receive monthly income payments.
        - The GMIB and the Contract will terminate.

Example 5b: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and total withdrawals from the Contract for each individual Contract Year have been less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary:
        - Your GMIB Benefit Base is eligible for automatic annuitization.
        - Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods
          Guaranteed if there are Joint Annuitants) using the Guaranteed
          Annuity Purchase Rates defined in the GMIB.
        - Unless you choose another payment frequency, you will receive monthly income payments.
        - The GMIB and the Contract will terminate.

Example 5c: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and, in one Contract Year, a withdrawal was taken that was not a Required Minimum Distribution and total withdrawals for that Contract Year exceed 6% of the Roll-Up Component on the previous Contract Anniversary:
        - The GMIB and the Contract will terminate because your GMIB Benefit Base is not eligible for automatic annuitization.

                                   APPENDIX H

                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.


Effective March 31, 2008, the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Lazard Mid Cap Value Fund to JNL/Lazard Mid Cap Equity Fund; and JNL/Lazard Small Cap Value Fund to JNL/Lazard Small Cap Equity Fund.

Also effective March 31, 2008, the Separate Account has the following new Investment Divisions, on which no Accumulation Unit information is available yet:

JNL/PAM Asia ex-Japan Fund;
JNL/PAM China-India Fund;
JNL/PPM America Mid Cap Value Fund; and
JNL/PPM America Small Cap Value Fund.


At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.




ACCUMULATION UNIT VALUES
BASE CONTRACT WITH $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER - 1.45%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.69              $14.64             $13.78
    End of period                                                          $19.13              $17.69             $14.64
  Accumulation units outstanding
  at the end of period                                                     102,884             68,187              9,196

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.55              $11.80             $11.20
    End of period                                                          $14.31              $12.55             $11.80
  Accumulation units outstanding
  at the end of period                                                     120,169             27,630             17,008

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.58              $11.59             $10.32
    End of period                                                          $13.05              $15.58             $11.59
  Accumulation units outstanding
  at the end of period                                                      6,909              14,397                -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.36              $12.73             $11.54
    End of period                                                          $15.76              $14.36             $12.73
  Accumulation units outstanding
  at the end of period                                                     19,118              4,962                 -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.89              $19.23             $17.18
    End of period                                                          $21.61              $19.89             $19.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.74
    End of period                                                            N/A                N/A               $10.21
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.05              $11.04             $10.40
    End of period                                                          $12.82              $12.05             $11.04
  Accumulation units outstanding
  at the end of period                                                     103,293             89,626             14,065

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.91              $23.20             $22.40
    End of period                                                          $30.81              $25.91             $23.20
  Accumulation units outstanding
  at the end of period                                                      6,588                -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $27.64              $26.81             $25.00
    End of period                                                          $29.89              $27.64             $26.81
  Accumulation units outstanding
  at the end of period                                                     34,693              35,046              7,400

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $13.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,070               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.31              $17.44             $16.89
    End of period                                                          $19.15              $19.31             $17.44
  Accumulation units outstanding
  at the end of period                                                     30,810              23,879                -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.31              $19.70             $18.71
    End of period                                                          $25.75              $23.31             $19.70
  Accumulation units outstanding
  at the end of period                                                     26,721              17,585                -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                           $9.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     277,648              N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                           $9.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     34,514               N/A                 N/A

JNL/Franklin Templeton Income Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.00               N/A
    End of period                                                          $10.91              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                     105,029             51,522               N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     34,414               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.67              $10.92             $10.86
    End of period                                                          $11.72              $12.67             $10.92
  Accumulation units outstanding
  at the end of period                                                     31,456              22,472                -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.35              $18.75             $18.65
    End of period                                                          $20.40              $19.35             $18.75
  Accumulation units outstanding
  at the end of period                                                     25,387              25,200             14,251

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.87              $11.28             $11.15
    End of period                                                          $13.04              $12.87             $11.28
  Accumulation units outstanding
  at the end of period                                                     83,096              66,399                -

JNL/Goldman Sachs Short Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $10.21              $10.00               N/A
    End of period                                                          $10.55              $10.21               N/A
  Accumulation units outstanding
  at the end of period                                                     12,897                -                  N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.86              $12.19             $10.79
    End of period                                                          $17.50              $15.86             $12.19
  Accumulation units outstanding
  at the end of period                                                     111,877            135,290             12,220








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.16              $21.88             $20.69
    End of period                                                          $25.71              $24.16             $21.88
  Accumulation units outstanding
  at the end of period                                                     13,446              7,581               4,730

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.92              $15.65             $15.58
    End of period                                                          $16.69              $15.92             $15.65
  Accumulation units outstanding
  at the end of period                                                     19,506              17,096              9,950

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.13               N/A
    End of period                                                          $14.14              $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                     77,710              20,936               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.81              $18.43             $17.36
    End of period                                                          $19.97              $20.81             $18.43
  Accumulation units outstanding
  at the end of period                                                     63,743              26,504              8,194

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.32              $15.04             $14.83
    End of period                                                          $15.91              $17.32             $15.04
  Accumulation units outstanding
  at the end of period                                                     14,299              12,637             14,060

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.68              $11.46             $12.20
    End of period                                                          $12.14              $12.68             $11.46
  Accumulation units outstanding
  at the end of period                                                     65,452              64,658              5,469

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.38              $11.14             $11.10
    End of period                                                          $11.94              $11.38             $11.14
  Accumulation units outstanding
  at the end of period                                                     93,576              83,730             23,632

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $6.08              $4.53               $4.48
    End of period                                                           $6.25              $6.08               $4.53
  Accumulation units outstanding
  at the end of period                                                     67,430              34,711                -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $10.47             $10.76
    End of period                                                          $10.63              $11.71             $10.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $8.93               $9.49
    End of period                                                          $11.35              $11.40              $8.93
  Accumulation units outstanding
  at the end of period                                                     77,082              54,416             74,715

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.09               N/A
    End of period                                                          $10.49              $11.83               N/A
  Accumulation units outstanding
  at the end of period                                                     87,469              31,118               N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.82              $8.53               $8.20
    End of period                                                          $10.04              $9.82               $8.53
  Accumulation units outstanding
  at the end of period                                                     11,900                -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.83              $12.68             $11.90
    End of period                                                          $12.08              $14.83             $12.68
  Accumulation units outstanding
  at the end of period                                                     13,910              22,443                -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.67              $12.80             $11.61
    End of period                                                          $19.35              $17.67             $12.80
  Accumulation units outstanding
  at the end of period                                                     109,726             64,326             18,349

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.97              $11.43             $10.67
    End of period                                                          $12.69              $11.97             $11.43
  Accumulation units outstanding
  at the end of period                                                     16,173              8,996                 -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.77              $15.17             $13.96
    End of period                                                          $20.42              $18.77             $15.17
  Accumulation units outstanding
  at the end of period                                                     92,128              61,872             17,904








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.93              $11.90             $11.31
    End of period                                                          $13.93              $13.93             $11.90
  Accumulation units outstanding
  at the end of period                                                     855,961            658,209             32,812

JNL/MCM JNL Optimized 5 Division(1118)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $9.24                N/A
    End of period                                                          $12.01              $10.73               N/A
  Accumulation units outstanding
  at the end of period                                                     112,953            120,038               N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.57             $10.55
    End of period                                                          $12.80              $10.91             $10.57
  Accumulation units outstanding
  at the end of period                                                     16,259              8,535                 -

JNL/MCM NYSE International 25 Division(1317)

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $11.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,668               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $27.93              $23.46             $17.59
    End of period                                                          $37.23              $27.93             $23.46
  Accumulation units outstanding
  at the end of period                                                     18,748              4,920                 -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.91              $13.48             $11.02
    End of period                                                          $14.39              $13.91             $13.48
  Accumulation units outstanding
  at the end of period                                                     84,095              44,110             63,795








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                                                    $10.20              $10.26               N/A
    End of period                                                          $10.82              $10.20               N/A
  Accumulation units outstanding
  at the end of period                                                     10,199              10,738               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.33              $14.18             $13.20
    End of period                                                          $16.23              $15.33             $14.18
  Accumulation units outstanding
  at the end of period                                                     74,801              66,143             18,992

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.25              $10.80             $10.62
    End of period                                                          $12.66              $12.25             $10.80
  Accumulation units outstanding
  at the end of period                                                     108,066             99,022             24,761

JNL/MCM S&P SMid 60 Division(1317)

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A                 N/A
    End of period                                                           $8.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,314               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.34              $19.78             $18.91
    End of period                                                          $18.84              $21.34             $19.78
  Accumulation units outstanding
  at the end of period                                                     59,972              42,006             46,252

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.66              $13.52             $12.99
    End of period                                                          $15.11              $15.66             $13.52
  Accumulation units outstanding
  at the end of period                                                     77,670              60,255             19,605








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $6.23              $5.78               $5.52
    End of period                                                           $7.03              $6.23               $5.78
  Accumulation units outstanding
  at the end of period                                                     50,949              18,182                -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.20              $15.64             $12.67
    End of period                                                          $17.90              $15.20             $15.64
  Accumulation units outstanding
  at the end of period                                                     191,135            170,250             61,827

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.25              $11.99             $11.40
    End of period                                                          $14.47              $13.25             $11.99
  Accumulation units outstanding
  at the end of period                                                     35,170             160,184             31,568

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.63              $12.69             $11.27
    End of period                                                          $15.33              $14.63             $12.69
  Accumulation units outstanding
  at the end of period                                                     36,636              27,735             70,443

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.11              $8.81               $7.99
    End of period                                                           $9.84              $9.11               $8.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,062               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.32              $14.04             $13.93
    End of period                                                          $15.27              $14.32             $14.04
  Accumulation units outstanding
  at the end of period                                                     147,079            118,277             38,430

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.15              $21.54             $19.91
    End of period                                                          $22.08              $24.15             $21.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $15.96
    End of period                                                            N/A                N/A               $16.45
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.23              $13.07             $13.17
    End of period                                                          $13.87              $14.23             $13.07
  Accumulation units outstanding
  at the end of period                                                     21,151              30,081             12,328

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.73              $20.40             $19.54
    End of period                                                          $21.14              $22.73             $20.40
  Accumulation units outstanding
  at the end of period                                                      4,368              4,368                 -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.71              $8.35               $7.43
    End of period                                                           $8.51              $8.71               $8.35
  Accumulation units outstanding
  at the end of period                                                        -                15,822                -








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.39              $13.51             $12.39
    End of period                                                          $16.56              $15.39             $13.51
  Accumulation units outstanding
  at the end of period                                                     10,439              7,142                 -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.54             $10.26
    End of period                                                          $11.74              $11.21             $10.54
  Accumulation units outstanding
  at the end of period                                                     25,617                -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.33              $13.63             $12.64
    End of period                                                          $16.42              $15.33             $13.63
  Accumulation units outstanding
  at the end of period                                                     10,028                -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.87             $10.54
    End of period                                                          $12.56              $11.83             $10.87
  Accumulation units outstanding
  at the end of period                                                      7,882                -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.57              $13.18             $12.39
    End of period                                                          $15.60              $14.57             $13.18
  Accumulation units outstanding
  at the end of period                                                     187,674            119,166                -








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.65              $23.79             $23.34
    End of period                                                          $28.23              $26.65             $23.79
  Accumulation units outstanding
  at the end of period                                                     22,273              13,578             11,330








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.69              $12.32             $12.17
    End of period                                                          $13.10              $12.69             $12.32
  Accumulation units outstanding
  at the end of period                                                     17,188              38,526                -

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.87              $17.51             $17.03
    End of period                                                          $22.18              $20.87             $17.51
  Accumulation units outstanding
  at the end of period                                                     44,676              39,886             11,077

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $30.07              $26.84             $25.35
    End of period                                                          $32.64              $30.07             $26.84
  Accumulation units outstanding
  at the end of period                                                      8,242              2,443               9,315

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $39.44              $37.47             $33.20
    End of period                                                          $45.56              $39.44             $37.47
  Accumulation units outstanding
  at the end of period                                                     30,924              24,937              4,206

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.32              $13.80             $13.41
    End of period                                                          $16.22              $16.32             $13.80
  Accumulation units outstanding
  at the end of period                                                     97,749              36,781             22,214

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.91%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.28              $11.27             $10.87
    End of period                                                          $14.02              $13.28             $11.27
  Accumulation units outstanding
  at the end of period                                                       228                232                 251

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.10              $15.67             $15.71
    End of period                                                          $19.50              $18.10             $15.67
  Accumulation units outstanding
  at the end of period                                                       164                173                 174

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.17              $10.75             $10.65
    End of period                                                          $10.98              $12.17             $10.75
  Accumulation units outstanding
  at the end of period                                                       266                255                 256

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.53              $14.43             $14.47
    End of period                                                          $14.95              $14.53             $14.43
  Accumulation units outstanding
  at the end of period                                                       225                199                 189

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.35              $11.10             $11.19
    End of period                                                          $12.21              $12.35             $11.10
  Accumulation units outstanding
  at the end of period                                                       256                249                 244

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.76              $10.05              $9.59
    End of period                                                          $13.73              $12.76             $10.05
  Accumulation units outstanding
  at the end of period                                                       234                249                 285








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.07              $10.11             $10.14
    End of period                                                          $10.31              $10.07             $10.11
  Accumulation units outstanding
  at the end of period                                                       325                285                 269

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.69              $10.90             $10.58
    End of period                                                          $15.70              $14.69             $10.90
  Accumulation units outstanding
  at the end of period                                                       192                212                 258

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.22              $19.99             $21.51
    End of period                                                          $30.20              $23.22             $19.99
  Accumulation units outstanding
  at the end of period                                                       228                285                 254

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.52              $11.58             $11.64
    End of period                                                          $11.99              $11.52             $11.58
  Accumulation units outstanding
  at the end of period                                                      1,128               994                 937

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.59              $20.66             $19.99
    End of period                                                          $23.91              $22.59             $20.66
  Accumulation units outstanding
  at the end of period                                                       266                270                 273

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $29.62              $28.84             $28.07
    End of period                                                          $33.38              $29.62             $28.84
  Accumulation units outstanding
  at the end of period                                                       95                 102                 97

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.85              $12.00             $11.68
    End of period                                                          $13.43              $13.85             $12.00
  Accumulation units outstanding
  at the end of period                                                       679                666                 701





QUESTIONS:  If you have any questions about your Contract, you may contact us at:
-----------------------------------------------------------

ANNUITY SERVICE CENTER:                                     1 (800) 766-4683 (8 a.m. - 8 p.m. ET)


             MAIL ADDRESS:                                  P.O. Box 17240, Denver, Colorado 80217-9959


             DELIVERY ADDRESS:                              7601 Technology Way, Denver, Colorado 80237

INSTITUTIONAL MARKETING GROUP                               1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
SERVICE CENTER:
(for Contracts purchased through a bank
or another financial institution)

             MAIL ADDRESS:                                  P.O. Box 30392, Lansing, Michigan 48909-7892

             DELIVERY ADDRESS:                              1 Corporate Way, Lansing, Michigan 48951
                                                            Attn: IMG

HOME OFFICE:                                                1 Corporate Way, Lansing, Michigan 48951
----------------------------------------------------------- ----------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                 March 31, 2008



                              INDIVIDUAL AND GROUP

                  FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED

                                ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)



This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated March 31, 2008. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 17240, Denver, Colorado 80217-0240, or calling 1-800-766-4683.




                                TABLE OF CONTENTS
                                                                          Page

General Information and History                                            2

Services                                                                   5

Purchase of Securities Being Offered                                       5

Underwriters                                                               6

Calculation of Performance                                                 6

Additional Tax Information                                                 8

Annuity Provisions                                                         18

Net Investment Factor                                                      18

Condensed Financial Information                                            19



General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (JacksonSM). Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index, or any other S&P Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, S&P 400 Index, or any other S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's  publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line
Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI  MAKES  NO  WARRANTY  CONCERNING  THE  SYSTEM,   EXPRESS  OR  IMPLIED,
INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE  International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. does not:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.
o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.


--------------------------------------------------------------------------------
NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund. Specifically,

o NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
o The results to be obtained by the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
o The accuracy or completeness of the Index and its data;
o The merchantability and the fitness for a particular purpose or use of the Index and its data;
o NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
o Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management,  LLC and
NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other third parties.

--------------------------------------------------------------------------------

Services

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 303
East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was $28,305,052 in 2005, $78,862,018 in 2006, and $121,970,862 in 2007.

JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/Select Money Market Fund), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized   average  annual  total  return  for  a  specific  period  is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

            (  a-b    )6
YIELD = 2  [(  --- + 1) -1]
            (  cd     )

Where:

     a = net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
     b = expenses for the Investment Division accrued for the period (net of reimbursements).
     c = the average daily number of accumulation units outstanding during the period.
     d = the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8%.

Net  investment   income  will  be  determined  in  accordance  with  rules
established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Fund will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Fund's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Fund's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Fund's effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Fund nor that Division's investment in the JNL/Select Money Market Fund is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE
OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life  insurance  company  under the Internal  Revenue
Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code, governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The  Code   generally   requires   Jackson  (or,  in  some  cases,  a  plan
administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification  standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying the variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 87 Investment Divisions and at least one Fixed Account, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial
exchange,   would  be  accorded   tax-free  status.   In  1998,  in  Conway  v.
Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the Conway decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the  beneficiary.
The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary;
(4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona  Governing  Committee
v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

        (a) Tax-Sheltered Annuities

        Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (b) Individual Retirement Annuities

        Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (c) Roth IRA Annuities

        Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $4,000 for calendar year 2007 and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

        Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

        Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

        Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

        (d) Pension and Profit-Sharing Plans

        The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (e) Eligible Deferred Compensation Plans -- Section 457

        Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $15,000 elective deferral limitation in 2006. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,000.

        The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

        In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

        All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.


        In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

                *     attains age 70 1/2,
                *     severs employment,
                *     dies, or
                * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on an assumed investment rate of 3%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3%.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

 (a) is the net result of:

     (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

     (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

 (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

 (c) is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective March 31, 2008, the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Lazard Mid Cap Value Fund to JNL/Lazard Mid Cap Equity Fund; and JNL/Lazard Small Cap Value Fund to JNL/Lazard Small Cap Equity Fund.

Also effective March 31, 2008, the Separate Account has the following new Investment Divisions, on which no Accumulation Unit information is available yet:

JNL/PAM Asia ex-Japan Fund;
JNL/PAM China-India Fund;
JNL/PPM America Mid Cap Value Fund; and
JNL/PPM America Small Cap Value Fund.

At the end of the  tables are the  footnotes  with the  beginning  dates of
activity  for  each  Investment   Division  at  every  applicable  charge  level
(annualized) under the Contract.


Accumulation Unit Values
Base Contract - 1.60%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.38              $14.41             $13.58
    End of period                                                          $18.77              $17.38             $14.41
  Accumulation units outstanding
  at the end of period                                                    1,181,961           278,659             29,557

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.45              $11.73             $11.14
    End of period                                                          $14.18              $12.45             $11.73
  Accumulation units outstanding
  at the end of period                                                    2,480,782           293,725             33,959

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.54              $11.58             $10.45
    End of period                                                          $13.00              $15.54             $11.58
  Accumulation units outstanding
  at the end of period                                                    1,007,163           859,181             70,770

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.25              $12.65             $12.04
    End of period                                                          $15.62              $14.25             $12.65
  Accumulation units outstanding
  at the end of period                                                     563,240             65,038             16,303

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.56              $18.94             $17.14
    End of period                                                          $21.24              $19.56             $18.94
  Accumulation units outstanding
  at the end of period                                                        -                35,585              3,386


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.64
    End of period                                                            N/A                N/A                $8.70
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $10.94             $10.32
    End of period                                                          $12.68              $11.93             $10.94
  Accumulation units outstanding
  at the end of period                                                    1,019,168           472,294             71,229

JNL/Capital Guardian Global Diversified Research Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.46              $22.83             $21.52
    End of period                                                          $30.23              $25.46             $22.83
  Accumulation units outstanding
  at the end of period                                                     265,635             21,740              1,027

JNL/Capital Guardian International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,586               N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $27.17              $26.39             $24.64
    End of period                                                          $29.33              $27.17             $26.39
  Accumulation units outstanding
  at the end of period                                                     159,947             22,553              4,764

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $12.99               N/A                 N/A
    End of period                                                          $13.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                    1,635,271             N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     309,905              N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.02              $17.20             $16.87
    End of period                                                          $18.82              $19.02             $17.20
  Accumulation units outstanding
  at the end of period                                                     49,017              17,343               808

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.96              $19.42             $19.28
    End of period                                                          $25.32              $22.96             $19.42
  Accumulation units outstanding
  at the end of period                                                     561,973            132,394              7,974

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                   10,903,231             N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     731,869              N/A                 N/A

JNL/Franklin Templeton Income Division(1069)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $9.95                N/A
    End of period                                                          $10.89              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                    3,323,264           624,826               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     984,051              N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.64              $10.91             $10.26
    End of period                                                          $11.68              $12.64             $10.91
  Accumulation units outstanding
  at the end of period                                                     538,059            295,601             37,712

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.01              $18.46             $18.38
    End of period                                                          $20.02              $19.01             $18.46
  Accumulation units outstanding
  at the end of period                                                    1,597,250           674,530             97,505

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.84              $11.27             $10.00
    End of period                                                          $12.98              $12.84             $11.27
  Accumulation units outstanding
  at the end of period                                                     763,246            300,315             35,651

JNL/Goldman Sachs Short Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $10.20              $10.00               N/A
    End of period                                                          $10.52              $10.20               N/A
  Accumulation units outstanding
  at the end of period                                                     653,261            226,778               N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.65              $12.05             $10.68
    End of period                                                          $17.24              $15.65             $12.05
  Accumulation units outstanding
  at the end of period                                                    2,107,779          1,611,821            161,262


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.75              $21.53             $20.39
    End of period                                                          $25.23              $23.75             $21.53
  Accumulation units outstanding
  at the end of period                                                     203,527             54,575             17,881

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.65              $15.40             $15.35
    End of period                                                          $16.38              $15.65             $15.40
  Accumulation units outstanding
  at the end of period                                                     778,297            347,778             93,945

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $9.98                N/A
    End of period                                                          $14.10              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                    2,234,117           189,684               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.54              $18.21             $17.18
    End of period                                                          $19.68              $20.54             $18.21
  Accumulation units outstanding
  at the end of period                                                     921,186            242,511             50,256

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.09              $14.87             $14.68
    End of period                                                          $15.67              $17.09             $14.87
  Accumulation units outstanding
  at the end of period                                                     359,066            201,068             102,690

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1309)

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                           $9.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     490,974              N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.54              $11.35             $12.10
    End of period                                                          $11.99              $12.54             $11.35
  Accumulation units outstanding
  at the end of period                                                    3,229,994          2,484,314            618,037

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.30              $11.07             $11.05
    End of period                                                          $11.83              $11.30             $11.07
  Accumulation units outstanding
  at the end of period                                                    2,385,765          1,314,362            231,536

JNL/MCM Communications Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $6.01              $4.49               $4.40
    End of period                                                           $6.17              $6.01               $4.49
  Accumulation units outstanding
  at the end of period                                                     937,229            486,071              8,856

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $10.37             $10.61
    End of period                                                          $10.50              $11.58             $10.37
  Accumulation units outstanding
  at the end of period                                                     57,240              14,972              5,104

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $8.84               $9.41
    End of period                                                          $11.21              $11.28              $8.84
  Accumulation units outstanding
  at the end of period                                                    4,116,493          3,409,930            797,609

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $10.00               N/A
    End of period                                                          $10.46              $11.81               N/A
  Accumulation units outstanding
  at the end of period                                                    4,067,652          2,227,217              N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.71              $8.44               $8.38
    End of period                                                           $9.91              $9.71               $8.44
  Accumulation units outstanding
  at the end of period                                                     177,280             98,671             22,461

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.67              $12.56             $11.81
    End of period                                                          $11.93              $14.67             $12.56
  Accumulation units outstanding
  at the end of period                                                     240,682            145,027             10,617

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.48              $12.67             $11.51
    End of period                                                          $19.11              $17.48             $12.67
  Accumulation units outstanding
  at the end of period                                                    5,020,739          3,020,521            708,554

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $11.32             $10.79
    End of period                                                          $12.53              $11.84             $11.32
  Accumulation units outstanding
  at the end of period                                                     705,094            328,191             67,204

JNL/MCM Index 5 Division(1319)

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     362,862              N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.63              $15.08             $13.89
    End of period                                                          $20.24              $18.63             $15.08
  Accumulation units outstanding
  at the end of period                                                    2,221,404          1,309,880            201,941


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.89              $11.88             $11.30
    End of period                                                          $13.86              $13.89             $11.88
  Accumulation units outstanding
  at the end of period                                                   39,243,252          21,947,659          2,695,655

JNL/MCM JNL Optimized 5 Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.13               N/A
    End of period                                                          $11.98              $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                    4,956,138           831,761               N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.55             $10.20
    End of period                                                          $12.74              $10.87             $10.55
  Accumulation units outstanding
  at the end of period                                                     635,400            379,950             52,836

JNL/MCM NYSE International 25 Division(1304)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     740,350              N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $27.62              $23.23             $21.12
    End of period                                                          $36.76              $27.62             $23.23
  Accumulation units outstanding
  at the end of period                                                     804,206            389,450             95,150

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.75              $13.35             $10.92
    End of period                                                          $14.21              $13.75             $13.35
  Accumulation units outstanding
  at the end of period                                                    3,733,607          2,834,498            781,244


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                                                    $10.19              $9.47                N/A
    End of period                                                          $10.79              $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                     282,488            206,382               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.21              $14.09             $13.13
    End of period                                                          $16.09              $15.21             $14.09
  Accumulation units outstanding
  at the end of period                                                    1,936,053          1,122,150            170,656

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.16              $10.73             $10.57
    End of period                                                          $12.55              $12.16             $10.73
  Accumulation units outstanding
  at the end of period                                                    3,390,812          1,890,561            287,685

JNL/MCM S&P SMid 60 Division(1304)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $8.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     394,756              N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.11              $19.59             $18.75
    End of period                                                          $18.60              $21.11             $19.59
  Accumulation units outstanding
  at the end of period                                                    2,009,487          1,556,378            388,517

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.54              $13.44             $12.93
    End of period                                                          $14.97              $15.54             $13.44
  Accumulation units outstanding
  at the end of period                                                    1,611,377          1,003,238            163,002


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $6.16              $5.73               $5.43
    End of period                                                           $6.95              $6.16               $5.73
  Accumulation units outstanding
  at the end of period                                                     810,212            328,216             50,558

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.15              $15.61             $12.66
    End of period                                                          $17.81              $15.15             $15.61
  Accumulation units outstanding
  at the end of period                                                    5,952,509          4,150,392           1,043,406

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.21              $11.96             $11.39
    End of period                                                          $14.39              $13.21             $11.96
  Accumulation units outstanding
  at the end of period                                                    3,275,157          3,914,448            756,889

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.50              $12.60             $11.20
    End of period                                                          $15.17              $14.50             $12.60
  Accumulation units outstanding
  at the end of period                                                     812,386            468,545             58,372

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.03              $8.75               $7.92
    End of period                                                           $9.75              $9.03               $8.75
  Accumulation units outstanding
  at the end of period                                                        -                47,268              8,402

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                    1,542,985             N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.13              $13.87             $13.78
    End of period                                                          $15.05              $14.13             $13.87
  Accumulation units outstanding
  at the end of period                                                    3,747,637          1,709,355            309,110

JNL/PPM America Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.73              $21.20             $20.09
    End of period                                                          $21.66              $23.73             $21.20
  Accumulation units outstanding
  at the end of period                                                     17,531              6,605                51

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $12.22
    End of period                                                            N/A                N/A               $16.19
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.05              $12.92             $13.04
    End of period                                                          $13.67              $14.05             $12.92
  Accumulation units outstanding
  at the end of period                                                     891,357            791,525             157,076

JNL/PPM America Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.34              $20.08             $19.85
    End of period                                                          $20.74              $22.34             $20.08
  Accumulation units outstanding
  at the end of period                                                     24,203              11,241              4,310

JNL/Putnam Midcap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.62              $8.28               $7.71
    End of period                                                           $8.41              $8.62               $8.28
  Accumulation units outstanding
  at the end of period                                                        -                44,351              7,540


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                           $9.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     181,068              N/A                 N/A

JNL/S&P Competitive Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       506                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     202,722              N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     600,666              N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     640,892              N/A                 N/A

JNL/S&P Dividend Income & Growth Division(1460)

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A                 N/A
    End of period                                                           $9.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,627               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                           $9.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,442               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.19              $13.36             $12.55
    End of period                                                          $16.32              $15.19             $13.36
  Accumulation units outstanding
  at the end of period                                                    1,067,430           383,215             21,636

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.17              $10.53             $10.35
    End of period                                                          $11.69              $11.17             $10.53
  Accumulation units outstanding
  at the end of period                                                    1,628,216           637,563             61,662

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.13              $13.47             $12.76
    End of period                                                          $16.18              $15.13             $13.47
  Accumulation units outstanding
  at the end of period                                                    2,823,984          1,286,010            138,988

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $10.85             $10.54
    End of period                                                          $12.50              $11.79             $10.85
  Accumulation units outstanding
  at the end of period                                                    3,010,362          1,260,181            239,017

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.38              $13.03             $12.51
    End of period                                                          $15.37              $14.38             $13.03
  Accumulation units outstanding
  at the end of period                                                    4,547,559          2,021,356            358,933


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1038)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.19               N/A
    End of period                                                          $11.64              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                     278,963             45,364               N/A

JNL/S&P Retirement 2020 Division(1079)

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.08               N/A
    End of period                                                          $11.81              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                     60,101              27,953               N/A

JNL/S&P Retirement 2025 Division(1156)

  Accumulation unit value:
    Beginning of period                                                    $11.03              $10.29               N/A
    End of period                                                          $11.95              $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                     15,059              4,356                N/A

JNL/S&P Retirement Income Division(1012)

  Accumulation unit value:
    Beginning of period                                                    $10.58              $9.96                N/A
    End of period                                                          $11.13              $10.58               N/A
  Accumulation units outstanding
  at the end of period                                                     454,218            146,155               N/A

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.51               N/A                 N/A
    End of period                                                          $10.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       413                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.18              $23.41             $23.00
    End of period                                                          $27.70              $26.18             $23.41
  Accumulation units outstanding
  at the end of period                                                     814,557            279,054             36,777


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $12.12             $12.00
    End of period                                                          $12.85              $12.47             $12.12
  Accumulation units outstanding
  at the end of period                                                    3,447,560           769,070             84,741

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.74              $17.43             $16.97
    End of period                                                          $22.01              $20.74             $17.43
  Accumulation units outstanding
  at the end of period                                                     759,869            436,692             14,425

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $29.55              $26.41             $24.98
    End of period                                                          $32.02              $29.55             $26.41
  Accumulation units outstanding
  at the end of period                                                     574,583            132,739             23,725

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $38.76              $36.87             $32.72
    End of period                                                          $44.70              $38.76             $36.87
  Accumulation units outstanding
  at the end of period                                                     810,119            345,543             35,209

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.16              $13.68             $13.32
    End of period                                                          $16.04              $16.16             $13.68
  Accumulation units outstanding
  at the end of period                                                    2,044,774           500,823             85,031
Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.18              $14.25             $12.79
    End of period                                                          $18.54              $17.18             $14.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $11.68             $10.95
    End of period                                                          $14.10              $12.39             $11.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division(1182)

  Accumulation unit value:
    Beginning of period                                                    $15.51              $10.00             $10.22
    End of period                                                          $12.96              $15.51             $11.57
  Accumulation units outstanding
  at the end of period                                                      4,880                -                   -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.18              $12.60             $11.45
    End of period                                                          $15.52              $14.18             $12.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.34              $10.13             $16.79
    End of period                                                          $20.99              $19.34             $10.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.57
    End of period                                                            N/A                N/A               $10.02
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $10.88              $9.94
    End of period                                                          $12.58              $11.85             $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.17              $11.10             $10.74
    End of period                                                          $29.85              $25.17             $11.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.86              $26.11             $24.86
    End of period                                                          $28.97              $26.86             $26.11
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.34               N/A                 N/A
    End of period                                                          $13.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,817               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,717               N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.83              $10.30             $16.54
    End of period                                                          $18.61              $18.83             $10.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.72              $19.24             $18.32
    End of period                                                          $25.04              $22.72             $19.24
  Accumulation units outstanding
  at the end of period                                                      3,895                -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,195               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1069)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $9.94                N/A
    End of period                                                          $10.87              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.62              $10.91             $10.38
    End of period                                                          $11.65              $12.62             $10.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.79              $18.26             $18.08
    End of period                                                          $19.77              $18.79             $18.26
  Accumulation units outstanding
  at the end of period                                                      3,596                -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.81              $11.26             $10.46
    End of period                                                          $12.95              $12.81             $11.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                                                    $10.19              $10.00               N/A
    End of period                                                          $10.50              $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                      9,536                -                  N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.51              $11.95             $10.06
    End of period                                                          $17.07              $15.51             $11.95
  Accumulation units outstanding
  at the end of period                                                     24,968              16,055                -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.47              $21.30             $10.74
    End of period                                                          $24.91              $23.47             $21.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.47              $10.78             $10.77
    End of period                                                          $16.17              $15.47             $10.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.07               N/A
    End of period                                                          $14.08              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                     10,300                -                  N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.36              $18.07             $13.60
    End of period                                                          $19.49              $20.36             $18.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.94              $14.75             $14.57
    End of period                                                          $15.52              $16.94             $14.75
  Accumulation units outstanding
  at the end of period                                                      8,414              7,350               7,558

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.44              $11.28             $12.03
    End of period                                                          $11.89              $12.44             $11.28
  Accumulation units outstanding
  at the end of period                                                     36,283              22,519             22,003

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.44             $11.04
    End of period                                                          $11.77              $11.25             $10.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.97              $4.46               $4.41
    End of period                                                           $6.12              $5.97               $4.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.30             $10.61
    End of period                                                          $10.41              $11.49             $10.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $8.79               $9.35
    End of period                                                          $11.11              $11.19              $8.79
  Accumulation units outstanding
  at the end of period                                                     38,506              25,157             28,949

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $10.00               N/A
    End of period                                                          $10.44              $11.80               N/A
  Accumulation units outstanding
  at the end of period                                                     63,788              27,438               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.64              $8.39               $8.08
    End of period                                                           $9.83              $9.64               $8.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.56              $12.48             $11.74
    End of period                                                          $11.83              $14.56             $12.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.35              $12.59             $11.44
    End of period                                                          $18.95              $17.35             $12.59
  Accumulation units outstanding
  at the end of period                                                     23,664              17,015             20,620

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $11.25             $10.52
    End of period                                                          $12.43              $11.75             $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.55              $15.02             $13.86
    End of period                                                          $20.13              $18.55             $15.02
  Accumulation units outstanding
  at the end of period                                                      3,806                -                14,826


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.86              $11.86             $10.69
    End of period                                                          $13.82              $13.86             $11.86
  Accumulation units outstanding
  at the end of period                                                     245,127             53,929                -

JNL/MCM JNL Optimized 5 Division(1069)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $9.82                N/A
    End of period                                                          $11.96              $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.54             $10.54
    End of period                                                          $12.70              $10.85             $10.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $27.41              $23.08             $17.35
    End of period                                                          $36.45              $27.41             $23.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.65              $13.26             $10.86
    End of period                                                          $14.09              $13.65             $13.26
  Accumulation units outstanding
  at the end of period                                                     31,860              21,043             19,134


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1085)

  Accumulation unit value:
    Beginning of period                                                    $10.18              $9.58                N/A
    End of period                                                          $10.77              $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.14              $17.28             $12.41
    End of period                                                          $16.00              $15.14             $17.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.10              $10.69             $10.53
    End of period                                                          $12.48              $12.10             $10.69
  Accumulation units outstanding
  at the end of period                                                     31,400              30,876             31,330

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.95              $19.46             $18.64
    End of period                                                          $18.44              $20.95             $19.46
  Accumulation units outstanding
  at the end of period                                                     14,835              14,135             13,206

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.47              $13.39             $12.53
    End of period                                                          $14.89              $15.47             $13.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $6.12              $5.69               $5.44
    End of period                                                           $6.89              $6.12               $5.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.11              $15.59             $12.66
    End of period                                                          $17.75              $15.11             $15.59
  Accumulation units outstanding
  at the end of period                                                     75,596              32,099             28,831

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.18              $11.97             $10.84
    End of period                                                          $14.35              $13.18             $11.97
  Accumulation units outstanding
  at the end of period                                                      7,888                -                   -

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.42              $12.54             $11.16
    End of period                                                          $15.07              $14.42             $12.54
  Accumulation units outstanding
  at the end of period                                                     20,580              17,268             17,788

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.98              $8.71               $7.91
    End of period                                                           $9.70              $8.98               $8.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.00              $13.77             $13.69
    End of period                                                          $14.90              $14.00             $13.77
  Accumulation units outstanding
  at the end of period                                                     41,984              35,565             32,573

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.46              $11.19             $19.43
    End of period                                                          $21.39              $23.46             $11.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $12.05
    End of period                                                            N/A                N/A               $16.02
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.92              $12.81             $12.94
    End of period                                                          $13.54              $13.92             $12.81
  Accumulation units outstanding
  at the end of period                                                     19,291              17,884             17,509

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.08              $19.87             $10.48
    End of period                                                          $20.48              $22.08             $19.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.56              $12.35              $7.35
    End of period                                                           $8.35              $8.56              $12.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division(1469)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                           $9.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,831               N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.06              $13.25             $12.19
    End of period                                                          $16.16              $15.06             $13.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.51             $10.27
    End of period                                                          $11.65              $11.15             $10.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.00              $13.36             $12.43
    End of period                                                          $16.03              $15.00             $13.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $10.84             $10.40
    End of period                                                          $12.46              $11.76             $10.84
  Accumulation units outstanding
  at the end of period                                                     70,558                -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.25              $12.92             $12.18
    End of period                                                          $15.23              $14.25             $12.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1078)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.95                N/A
    End of period                                                          $11.62              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division(1004)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $9.97                N/A
    End of period                                                          $11.11              $10.57               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.88              $23.16             $22.12
    End of period                                                          $27.35              $25.88             $23.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.31              $11.98             $11.87
    End of period                                                          $12.68              $12.31             $11.98
  Accumulation units outstanding
  at the end of period                                                      2,380                -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.65              $17.37             $16.17
    End of period                                                          $21.89              $20.65             $17.37
  Accumulation units outstanding
  at the end of period                                                      3,159                -                   -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $29.21              $26.13             $24.73
    End of period                                                          $31.62              $29.21             $26.13
  Accumulation units outstanding
  at the end of period                                                     10,718              8,525               8,551

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $38.31              $36.48             $32.40
    End of period                                                          $44.14              $38.31             $36.48
  Accumulation units outstanding
  at the end of period                                                      5,916              6,501               6,126

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.05              $13.60             $13.25
    End of period                                                          $15.92              $16.05             $13.60
  Accumulation units outstanding
  at the end of period                                                     16,409              15,512             16,422
Accumulation Unit Values
Contract with Endorsements - 1.75%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.08              $14.18             $12.73
    End of period                                                          $18.42              $17.08             $14.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.35              $11.66             $10.93
    End of period                                                          $14.05              $12.35             $11.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.50              $11.57             $10.26
    End of period                                                          $12.94              $15.50             $11.57
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.14              $12.57             $11.43
    End of period                                                          $15.48              $14.14             $12.57
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.25              $18.66             $16.71
    End of period                                                          $20.89              $19.25             $18.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.54
    End of period                                                            N/A                N/A                $9.98
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $10.85              $9.92
    End of period                                                          $12.53              $11.81             $10.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.02              $22.47             $21.76
    End of period                                                          $29.66              $25.02             $22.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.70              $25.97             $24.74
    End of period                                                          $28.78              $26.70             $25.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.80              $16.96             $16.47
    End of period                                                          $18.58              $18.80             $16.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.60              $19.15             $18.24
    End of period                                                          $24.89              $22.60             $19.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1137)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.24               N/A
    End of period                                                          $10.86              $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.61              $10.90             $10.38
    End of period                                                          $11.63              $12.61             $10.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.69              $18.16             $18.00
    End of period                                                          $19.65              $18.69             $18.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.81              $11.26             $10.48
    End of period                                                          $12.93              $12.81             $11.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                                                    $10.19              $10.00               N/A
    End of period                                                          $10.50              $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.46              $11.91             $10.02
    End of period                                                          $17.01              $15.46             $11.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.33              $21.19             $19.97
    End of period                                                          $24.75              $23.33             $21.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.38              $15.15             $15.15
    End of period                                                          $16.07              $15.38             $15.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1081)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $8.71                N/A
    End of period                                                          $14.07              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.27              $18.00             $16.47
    End of period                                                          $19.39              $20.27             $18.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.87              $14.69             $13.70
    End of period                                                          $15.44              $16.87             $14.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.40              $11.24             $11.37
    End of period                                                          $11.83              $12.40             $11.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.21              $11.01             $11.02
    End of period                                                          $11.73              $11.21             $11.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.94              $4.44               $4.40
    End of period                                                           $6.09              $5.94               $4.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.45              $10.27             $10.58
    End of period                                                          $10.37              $11.45             $10.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.15              $8.76               $9.18
    End of period                                                          $11.07              $11.15              $8.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $10.02               N/A
    End of period                                                          $10.43              $11.79               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.60              $8.36               $8.06
    End of period                                                           $9.79              $9.60               $8.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.51              $12.43             $11.71
    End of period                                                          $11.78              $14.51             $12.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.28              $12.55             $11.12
    End of period                                                          $18.87              $17.28             $12.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $11.21             $10.50
    End of period                                                          $12.37              $11.71             $11.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.49              $14.99             $13.13
    End of period                                                          $20.06              $18.49             $14.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.84              $11.85             $10.69
    End of period                                                          $13.79              $13.84             $11.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL Optimized 5 Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $9.23                N/A
    End of period                                                          $11.95              $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.53             $10.54
    End of period                                                          $12.68              $10.84             $10.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $27.31              $23.00             $17.30
    End of period                                                          $36.30              $27.31             $23.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.60              $13.22              $9.85
    End of period                                                          $14.03              $13.60             $13.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.10              $14.01             $12.39
    End of period                                                          $15.94              $15.10             $14.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $10.67             $10.27
    End of period                                                          $12.44              $12.07             $10.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.87              $19.40             $17.04
    End of period                                                          $18.36              $20.87             $19.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.43              $13.36             $12.51
    End of period                                                          $14.84              $15.43             $13.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $6.09              $5.67               $5.43
    End of period                                                           $6.86              $6.09               $5.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.10              $15.58             $11.36
    End of period                                                          $17.73              $15.10             $15.58
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.16              $11.94             $10.84
    End of period                                                          $14.33              $13.16             $11.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.38              $12.51             $10.77
    End of period                                                          $15.02              $14.38             $12.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.95              $8.68               $7.89
    End of period                                                           $9.66              $8.95               $8.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.94              $13.71             $13.65
    End of period                                                          $14.83              $13.94             $13.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.44              $20.86             $19.44
    End of period                                                          $21.36              $23.44             $20.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $15.51
    End of period                                                            N/A                N/A               $15.94
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.86              $12.76             $12.69
    End of period                                                          $13.47              $13.86             $12.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.95              $19.76             $18.98
    End of period                                                          $20.35              $21.95             $19.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.36              $8.04               $7.18
    End of period                                                           $8.15              $8.36               $8.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.99              $13.20             $12.14
    End of period                                                          $16.08              $14.99             $13.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.51             $10.27
    End of period                                                          $11.63              $11.13             $10.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.93              $13.31             $12.38
    End of period                                                          $15.95              $14.93             $13.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $10.83             $10.53
    End of period                                                          $12.44              $11.75             $10.83
  Accumulation units outstanding
  at the end of period                                                     12,942              13,444              4,614

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.19              $12.88             $12.14
    End of period                                                          $15.15              $14.19             $12.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.73              $23.04             $22.01
    End of period                                                          $27.18              $25.73             $23.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.24              $11.92             $11.83
    End of period                                                          $12.60              $12.24             $11.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.61              $17.34             $16.16
    End of period                                                          $21.84              $20.61             $17.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $29.04              $25.99             $24.48
    End of period                                                          $31.42              $29.04             $25.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $38.08              $36.29             $31.41
    End of period                                                          $43.86              $38.08             $36.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.00              $13.57             $12.77
    End of period                                                          $15.85              $16.00             $13.57
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -
Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.98              $14.10             $12.67
    End of period                                                          $18.31              $16.98             $14.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.32              $11.63             $10.91
    End of period                                                          $14.01              $12.32             $11.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.49              $11.56             $10.45
    End of period                                                          $12.93              $15.49             $11.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.11              $12.54             $11.41
    End of period                                                          $15.43              $14.11             $12.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.13              $18.55             $16.63
    End of period                                                          $20.75              $19.13             $18.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.51
    End of period                                                            N/A                N/A                $9.94
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.82              $9.90
    End of period                                                          $12.48              $11.77             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.88              $22.35             $21.66
    End of period                                                          $29.48              $24.88             $22.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.54              $25.83             $24.62
    End of period                                                          $28.60              $26.54             $25.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.63              $16.88             $16.40
    End of period                                                          $18.40              $18.63             $16.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.49              $19.07             $18.17
    End of period                                                          $24.76              $22.49             $19.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1070)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $9.95                N/A
    End of period                                                          $10.85              $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.60              $10.90              $9.83
    End of period                                                          $11.62              $12.60             $10.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.58              $18.07             $17.91
    End of period                                                          $19.52              $18.58             $18.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.79              $11.25             $10.99
    End of period                                                          $12.92              $12.79             $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division(1086)

  Accumulation unit value:
    Beginning of period                                                    $10.19              $10.00               N/A
    End of period                                                          $10.49              $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.37              $11.86              $9.99
    End of period                                                          $16.90              $15.37             $11.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.20              $21.08             $19.87
    End of period                                                          $24.60              $23.20             $21.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.29              $15.07             $15.07
    End of period                                                          $15.97              $15.29             $15.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $9.98                N/A
    End of period                                                          $14.06              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.18              $17.93             $16.41
    End of period                                                          $19.30              $20.18             $17.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.79              $14.64             $13.65
    End of period                                                          $15.37              $16.79             $14.64
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.35              $11.20             $11.34
    End of period                                                          $11.78              $12.35             $11.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.99             $11.00
    End of period                                                          $11.69              $11.19             $10.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.92              $4.43               $4.39
    End of period                                                           $6.07              $5.92               $4.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.24             $10.55
    End of period                                                          $10.32              $11.41             $10.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.11              $8.73               $9.16
    End of period                                                          $11.02              $11.11              $8.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $10.00               N/A
    End of period                                                          $10.42              $11.79               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.56              $8.33               $8.04
    End of period                                                           $9.74              $9.56               $8.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.45              $12.40             $11.67
    End of period                                                          $11.73              $14.45             $12.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.22              $12.51             $11.09
    End of period                                                          $18.79              $17.22             $12.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $11.17             $10.46
    End of period                                                          $12.32              $11.66             $11.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.45              $14.96             $13.11
    End of period                                                          $20.00              $18.45             $14.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.82              $11.85             $11.29
    End of period                                                          $13.77              $13.82             $11.85
  Accumulation units outstanding
  at the end of period                                                      2,732              2,732               2,732

JNL/MCM JNL Optimized 5 Division(1062)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.00               N/A
    End of period                                                          $11.94              $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.52             $10.53
    End of period                                                          $12.66              $10.83             $10.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $27.20              $22.93             $17.25
    End of period                                                          $36.14              $27.20             $22.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.55              $13.18              $9.82
    End of period                                                          $13.97              $13.55             $13.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1088)

  Accumulation unit value:
    Beginning of period                                                    $10.18              $9.51                N/A
    End of period                                                          $10.75              $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.06              $13.98             $12.38
    End of period                                                          $15.90              $15.06             $13.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.04              $10.65             $10.25
    End of period                                                          $12.40              $12.04             $10.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.79              $19.34             $16.99
    End of period                                                          $18.28              $20.79             $19.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.39              $13.34             $12.49
    End of period                                                          $14.80              $15.39             $13.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $6.07              $5.65               $5.41
    End of period                                                           $6.83              $6.07               $5.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.08              $15.57             $12.65
    End of period                                                          $17.70              $15.08             $15.57
  Accumulation units outstanding
  at the end of period                                                      2,355              2,355               2,355

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $11.94             $10.84
    End of period                                                          $14.30              $13.15             $11.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.34              $12.49             $10.75
    End of period                                                          $14.97              $14.34             $12.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.93              $8.67               $7.88
    End of period                                                           $9.64              $8.93               $8.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.88              $13.66             $13.60
    End of period                                                          $14.76              $13.88             $13.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.19              $20.75             $19.25
    End of period                                                          $21.12              $23.19             $20.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $15.44
    End of period                                                            N/A                N/A               $15.85
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.80              $12.71             $12.64
    End of period                                                          $13.40              $13.80             $12.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.82              $19.66             $18.89
    End of period                                                          $20.23              $21.82             $19.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.51              $8.19               $7.31
    End of period                                                           $8.29              $8.51               $8.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.93              $13.15             $12.10
    End of period                                                          $16.00              $14.93             $13.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.12              $10.50             $10.27
    End of period                                                          $11.61              $11.12             $10.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.87              $13.26             $12.34
    End of period                                                          $15.87              $14.87             $13.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $10.82             $10.40
    End of period                                                          $12.41              $11.73             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.13              $12.83             $12.10
    End of period                                                          $15.08              $14.13             $12.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1020)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.14               N/A
    End of period                                                          $11.60              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Retirement 2020 Division(1153)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.23               N/A
    End of period                                                          $11.76              $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Retirement 2025 Division(1181)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.61               N/A
    End of period                                                          $11.91              $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Retirement Income Division(1105)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $9.87                N/A
    End of period                                                          $11.09              $10.56               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.58              $22.92             $21.90
    End of period                                                          $27.01              $25.58             $22.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.19              $11.88             $11.77
    End of period                                                          $12.54              $12.19             $11.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.57              $17.31             $16.14
    End of period                                                          $21.79              $20.57             $17.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $28.87              $25.86             $24.36
    End of period                                                          $31.22              $28.87             $25.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $37.86              $36.10             $31.26
    End of period                                                          $43.59              $37.86             $36.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.95              $13.53             $12.74
    End of period                                                          $15.79              $15.95             $13.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -
Accumulation Unit Values
Contract with Endorsements - 1.805%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division(1291)

  Accumulation unit value:
    Beginning of period                                                    $18.69               N/A                 N/A
    End of period                                                          $19.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,688               N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(1291)

  Accumulation unit value:
    Beginning of period                                                    $16.28               N/A                 N/A
    End of period                                                          $16.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,728               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(1291)

  Accumulation unit value:
    Beginning of period                                                    $21.29               N/A                 N/A
    End of period                                                          $19.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,059               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division(1291)

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A                 N/A
    End of period                                                          $10.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,648               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(1291)

  Accumulation unit value:
    Beginning of period                                                    $14.05               N/A                 N/A
    End of period                                                          $13.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,496               N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division(1291)

  Accumulation unit value:
    Beginning of period                                                    $14.70               N/A                 N/A
    End of period                                                          $14.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,317               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(1291)

  Accumulation unit value:
    Beginning of period                                                    $13.96               N/A                 N/A
    End of period                                                          $14.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,368               N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 1.845%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.89              $14.04             $12.61
    End of period                                                          $18.20              $16.89             $14.04
  Accumulation units outstanding
  at the end of period                                                     12,453                -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.29              $11.61             $10.90
    End of period                                                          $13.97              $12.29             $11.61
  Accumulation units outstanding
  at the end of period                                                     35,274                -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.48              $11.56             $11.24
    End of period                                                          $12.91              $15.48             $11.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.07              $12.52             $11.39
    End of period                                                          $15.38              $14.07             $12.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.03              $18.47             $16.56
    End of period                                                          $20.65              $19.03             $18.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.48
    End of period                                                            N/A                N/A                $9.90
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $10.79              $9.88
    End of period                                                          $12.44              $11.74             $10.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                    $24.72              $22.23             $21.27
    End of period                                                          $29.28              $24.72             $22.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.40              $25.71             $24.51
    End of period                                                          $28.44              $26.40             $25.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.54              $16.81             $16.34
    End of period                                                          $18.31              $18.54             $16.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.38              $18.99             $18.10
    End of period                                                          $24.63              $22.38             $18.99
  Accumulation units outstanding
  at the end of period                                                      4,198                -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1134)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.20               N/A
    End of period                                                          $10.84              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.59              $10.90             $10.96
    End of period                                                          $11.60              $12.59             $10.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.48              $17.98             $17.83
    End of period                                                          $19.41              $18.48             $17.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.78              $11.25             $10.99
    End of period                                                          $12.90              $12.78             $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division(1099)

  Accumulation unit value:
    Beginning of period                                                    $10.18              $9.97                N/A
    End of period                                                          $10.48              $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.31              $11.82              $9.96
    End of period                                                          $16.83              $15.31             $11.82
  Accumulation units outstanding
  at the end of period                                                      9,406              20,457                -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.08              $20.98             $19.79
    End of period                                                          $24.46              $23.08             $20.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.21              $15.00             $15.01
    End of period                                                          $15.88              $15.21             $15.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.13               N/A
    End of period                                                          $14.05              $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                     10,789                -                  N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.10              $17.87             $16.36
    End of period                                                          $19.21              $20.10             $17.87
  Accumulation units outstanding
  at the end of period                                                      6,574                -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.72              $14.59             $13.61
    End of period                                                          $15.30              $16.72             $14.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.31              $11.17             $11.31
    End of period                                                          $11.74              $12.31             $11.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.16              $10.97             $10.99
    End of period                                                          $11.66              $11.16             $10.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.90              $4.42               $4.38
    End of period                                                           $6.04              $5.90               $4.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.37              $10.21             $10.53
    End of period                                                          $10.28              $11.37             $10.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $8.70               $9.14
    End of period                                                          $10.98              $11.07              $8.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $10.06               N/A
    End of period                                                          $10.41              $11.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.53              $8.31               $8.02
    End of period                                                           $9.71              $9.53               $8.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.40              $12.36             $11.65
    End of period                                                          $11.68              $14.40             $12.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.16              $12.47             $11.06
    End of period                                                          $18.72              $17.16             $12.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.62              $11.14             $10.44
    End of period                                                          $12.27              $11.62             $11.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.41              $14.93             $13.10
    End of period                                                          $19.95              $18.41             $14.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.81              $11.84             $11.29
    End of period                                                          $13.75              $13.81             $11.84
  Accumulation units outstanding
  at the end of period                                                     158,676            132,272             95,079

JNL/MCM JNL Optimized 5 Division(1095)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $9.04                N/A
    End of period                                                          $11.93              $10.70               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.52             $10.53
    End of period                                                          $12.64              $10.81             $10.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $27.11              $22.86             $17.21
    End of period                                                          $36.01              $27.11             $22.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $13.14              $9.80
    End of period                                                          $13.92              $13.50             $13.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1077)

  Accumulation unit value:
    Beginning of period                                                    $10.17              $9.60                N/A
    End of period                                                          $10.74              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.03              $13.96             $12.36
    End of period                                                          $15.85              $15.03             $13.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.01              $10.63             $10.24
    End of period                                                          $12.37              $12.01             $10.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.72              $19.28             $16.95
    End of period                                                          $18.22              $20.72             $19.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.36              $13.31             $12.48
    End of period                                                          $14.76              $15.36             $13.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $6.05              $5.63               $5.40
    End of period                                                           $6.80              $6.05               $5.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.07              $15.56             $11.36
    End of period                                                          $17.67              $15.07             $15.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.14              $11.93             $10.84
    End of period                                                          $14.28              $13.14             $11.93
  Accumulation units outstanding
  at the end of period                                                        -                38,565                -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.30              $12.45             $10.73
    End of period                                                          $14.93              $14.30             $12.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.91              $8.65               $7.87
    End of period                                                           $9.61              $8.91               $8.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.83              $13.61             $13.56
    End of period                                                          $14.69              $13.83             $13.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.07              $20.65             $19.16
    End of period                                                          $21.00              $23.07             $20.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $15.37
    End of period                                                            N/A                N/A               $15.78
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.75              $12.67             $12.61
    End of period                                                          $13.35              $13.75             $12.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.71              $19.56             $18.80
    End of period                                                          $20.11              $21.71             $19.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.48              $8.17               $7.30
    End of period                                                           $8.26              $8.48               $8.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.87              $13.10             $12.07
    End of period                                                          $15.93              $14.87             $13.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $11.11              $10.49             $10.27
    End of period                                                          $11.59              $11.11             $10.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.81              $13.22             $12.30
    End of period                                                          $15.80              $14.81             $13.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division(1108)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $10.95               N/A
    End of period                                                          $12.40              $11.72               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.08              $12.78             $12.07
    End of period                                                          $15.01              $14.08             $12.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.45              $22.81             $21.81
    End of period                                                          $26.85              $25.45             $22.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.13              $11.82             $11.72
    End of period                                                          $12.47              $12.13             $11.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.52              $17.29             $16.12
    End of period                                                          $21.73              $20.52             $17.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $28.72              $25.73             $24.25
    End of period                                                          $31.05              $28.72             $25.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $37.67              $35.92             $31.12
    End of period                                                          $43.34              $37.67             $35.92
  Accumulation units outstanding
  at the end of period                                                      4,440              4,713                 -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.90              $13.49             $12.72
    End of period                                                          $15.74              $15.90             $13.49
  Accumulation units outstanding
  at the end of period                                                     19,753                -                   -
Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.88              $14.03             $13.25
    End of period                                                          $18.19              $16.88             $14.03
  Accumulation units outstanding
  at the end of period                                                     247,582            100,752              7,303

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.29              $11.61             $11.05
    End of period                                                          $13.97              $12.29             $11.61
  Accumulation units outstanding
  at the end of period                                                     161,456             41,763              7,001

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.47              $11.56             $10.23
    End of period                                                          $12.91              $15.47             $11.56
  Accumulation units outstanding
  at the end of period                                                     401,294            288,359             14,971

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.07              $12.52             $11.94
    End of period                                                          $15.38              $14.07             $12.52
  Accumulation units outstanding
  at the end of period                                                     44,672              15,999              2,571

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.02              $18.46             $16.74
    End of period                                                          $20.63              $19.02             $18.46
  Accumulation units outstanding
  at the end of period                                                        -                23,315              8,178


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.47
    End of period                                                            N/A                N/A                $9.90
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $10.79             $10.20
    End of period                                                          $12.43              $11.73             $10.79
  Accumulation units outstanding
  at the end of period                                                     146,827             53,094               957

JNL/Capital Guardian Global Diversified Research Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.73              $22.24             $21.00
    End of period                                                          $29.29              $24.73             $22.24
  Accumulation units outstanding
  at the end of period                                                     54,983              15,750              2,125

JNL/Capital Guardian International Small Cap Division(1462)

  Accumulation unit value:
    Beginning of period                                                     $9.51               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,849               N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.39              $25.70             $24.04
    End of period                                                          $28.42              $26.39             $25.70
  Accumulation units outstanding
  at the end of period                                                     46,045              13,394              1,918

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.64               N/A                 N/A
    End of period                                                          $13.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     510,831              N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                     $9.75               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,269               N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.53              $16.80             $16.51
    End of period                                                          $18.30              $18.53             $16.80
  Accumulation units outstanding
  at the end of period                                                     20,333              10,099              4,092

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.37              $18.98             $18.88
    End of period                                                          $24.62              $22.37             $18.98
  Accumulation units outstanding
  at the end of period                                                     106,114             29,936              1,458

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                    3,507,016             N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     177,025              N/A                 N/A

JNL/Franklin Templeton Income Division(1070)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $9.95                N/A
    End of period                                                          $10.84              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                    1,102,781           341,442               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                           $9.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     315,415              N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.59              $10.90              $9.99
    End of period                                                          $11.60              $12.59             $10.90
  Accumulation units outstanding
  at the end of period                                                     161,924             68,944              3,663

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.47              $17.97             $17.93
    End of period                                                          $19.40              $18.47             $17.97
  Accumulation units outstanding
  at the end of period                                                     284,824            126,043             24,071

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.78              $11.25             $10.12
    End of period                                                          $12.90              $12.78             $11.25
  Accumulation units outstanding
  at the end of period                                                     163,678             66,997              8,055

JNL/Goldman Sachs Short Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $10.18              $10.00               N/A
    End of period                                                          $10.48              $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                     256,801             58,442               N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.30              $11.81             $10.49
    End of period                                                          $16.82              $15.30             $11.81
  Accumulation units outstanding
  at the end of period                                                     645,374            317,007             20,570


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.07              $20.97             $19.90
    End of period                                                          $24.44              $23.07             $20.97
  Accumulation units outstanding
  at the end of period                                                     44,077              19,319              6,510

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.20              $14.99             $14.98
    End of period                                                          $15.87              $15.20             $14.99
  Accumulation units outstanding
  at the end of period                                                     91,871              58,780             15,143

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.00               N/A
    End of period                                                          $14.05              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                     513,074             71,444               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.09              $17.86             $16.88
    End of period                                                          $19.20              $20.09             $17.86
  Accumulation units outstanding
  at the end of period                                                     178,083             83,090             26,715

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.72              $14.58             $14.42
    End of period                                                          $15.29              $16.72             $14.58
  Accumulation units outstanding
  at the end of period                                                     112,666             64,423             13,733

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     51,887               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.30              $11.17             $11.93
    End of period                                                          $11.73              $12.30             $11.17
  Accumulation units outstanding
  at the end of period                                                     733,000            639,447             200,845

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.16              $10.97             $10.96
    End of period                                                          $11.66              $11.16             $10.97
  Accumulation units outstanding
  at the end of period                                                     352,061            219,083             32,185

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.90              $4.41               $4.38
    End of period                                                           $6.04              $5.90               $4.41
  Accumulation units outstanding
  at the end of period                                                     416,558            192,150                -

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.38              $10.21             $10.47
    End of period                                                          $10.29              $11.38             $10.21
  Accumulation units outstanding
  at the end of period                                                     19,182              15,786              2,936

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $8.70               $9.27
    End of period                                                          $10.97              $11.07              $8.70
  Accumulation units outstanding
  at the end of period                                                    1,092,695           843,887             228,766

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $10.00               N/A
    End of period                                                          $10.41              $11.78               N/A
  Accumulation units outstanding
  at the end of period                                                    1,444,830           762,588               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.53              $8.31               $8.26
    End of period                                                           $9.70              $9.53               $8.31
  Accumulation units outstanding
  at the end of period                                                     62,702              29,098              2,632

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.40              $12.36             $11.64
    End of period                                                          $11.68              $14.40             $12.36
  Accumulation units outstanding
  at the end of period                                                     75,682              51,275              6,141

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.15              $12.47             $11.34
    End of period                                                          $18.71              $17.15             $12.47
  Accumulation units outstanding
  at the end of period                                                    1,289,161           871,207             220,236

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.62              $11.14             $10.63
    End of period                                                          $12.27              $11.62             $11.14
  Accumulation units outstanding
  at the end of period                                                     217,249            113,376             17,495

JNL/MCM Index 5 Division(1323)

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     86,731               N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.40              $14.93             $13.79
    End of period                                                          $19.94              $18.40             $14.93
  Accumulation units outstanding
  at the end of period                                                     485,662            268,616             42,075


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.81              $11.84             $11.29
    End of period                                                          $13.75              $13.81             $11.84
  Accumulation units outstanding
  at the end of period                                                   12,599,734          7,397,066           1,122,059

JNL/MCM JNL Optimized 5 Division(1067)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.13               N/A
    End of period                                                          $11.93              $10.70               N/A
  Accumulation units outstanding
  at the end of period                                                    1,607,185           541,742               N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.52             $10.19
    End of period                                                          $12.64              $10.81             $10.52
  Accumulation units outstanding
  at the end of period                                                     199,608            166,795             54,611

JNL/MCM NYSE International 25 Division(1308)

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $11.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     195,818              N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $27.10              $22.86             $20.83
    End of period                                                          $35.99              $27.10             $22.86
  Accumulation units outstanding
  at the end of period                                                     292,385            158,095             30,150

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $13.14             $10.77
    End of period                                                          $13.91              $13.50             $13.14
  Accumulation units outstanding
  at the end of period                                                     819,537            671,339             197,787


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                                                    $10.17              $9.78                N/A
    End of period                                                          $10.74              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     114,828             47,184               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.03              $13.95             $13.03
    End of period                                                          $15.85              $15.03             $13.95
  Accumulation units outstanding
  at the end of period                                                     303,352            194,277             42,436

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.01              $10.63             $10.48
    End of period                                                          $12.36              $12.01             $10.63
  Accumulation units outstanding
  at the end of period                                                     582,362            408,723             58,754

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                           $8.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     212,620              N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.71              $19.27             $18.49
    End of period                                                          $18.21              $20.71             $19.27
  Accumulation units outstanding
  at the end of period                                                     449,189            356,477             100,147

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.35              $13.31             $12.83
    End of period                                                          $14.75              $15.35             $13.31
  Accumulation units outstanding
  at the end of period                                                     269,426            178,743             24,391


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $6.05              $5.64               $5.36
    End of period                                                           $6.80              $6.05               $5.64
  Accumulation units outstanding
  at the end of period                                                     198,351             39,518              5,157

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.06              $15.56             $12.65
    End of period                                                          $17.67              $15.06             $15.56
  Accumulation units outstanding
  at the end of period                                                    1,898,237          1,365,850            367,899

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.13              $11.93             $11.38
    End of period                                                          $14.28              $13.13             $11.93
  Accumulation units outstanding
  at the end of period                                                     780,193            598,196             140,159

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.30              $12.45             $11.10
    End of period                                                          $14.92              $14.30             $12.45
  Accumulation units outstanding
  at the end of period                                                     222,010            128,114             16,206

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.91              $8.65               $7.87
    End of period                                                           $9.61              $8.91               $8.65
  Accumulation units outstanding
  at the end of period                                                        -                16,950                -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     163,535              N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.82              $13.60             $13.54
    End of period                                                          $14.68              $13.82             $13.60
  Accumulation units outstanding
  at the end of period                                                     652,230            287,381             61,887

JNL/PPM America Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.05              $20.64             $19.60
    End of period                                                          $20.99              $23.05             $20.64
  Accumulation units outstanding
  at the end of period                                                      7,021              3,748               1,040

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $15.37
    End of period                                                            N/A                N/A               $15.77
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.74              $12.67             $12.81
    End of period                                                          $13.34              $13.74             $12.67
  Accumulation units outstanding
  at the end of period                                                     220,126            107,328              8,224

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.70              $19.55             $18.79
    End of period                                                          $20.10              $21.70             $19.55
  Accumulation units outstanding
  at the end of period                                                      7,126              4,426                 -

JNL/Putnam Midcap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.48              $8.17               $7.62
    End of period                                                           $8.26              $8.48               $8.17
  Accumulation units outstanding
  at the end of period                                                        -                16,604               351


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division(1457)

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A                 N/A
    End of period                                                           $9.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     100,033              N/A                 N/A

JNL/S&P Competitive Advantage Division(1465)

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,802               N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $10.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     92,979               N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     34,975               N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     174,529              N/A                 N/A

JNL/S&P Dividend Income & Growth Division(1467)

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                           $9.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,762               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1470)

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       705                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.86              $13.10             $12.33
    End of period                                                          $15.93              $14.86             $13.10
  Accumulation units outstanding
  at the end of period                                                     363,257            151,335             20,217

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.11              $10.49             $10.34
    End of period                                                          $11.59              $11.11             $10.49
  Accumulation units outstanding
  at the end of period                                                     287,309            137,460             43,226

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.80              $13.21             $12.54
    End of period                                                          $15.79              $14.80             $13.21
  Accumulation units outstanding
  at the end of period                                                    1,119,888           603,032             64,969

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $10.82             $10.53
    End of period                                                          $12.39              $11.72             $10.82
  Accumulation units outstanding
  at the end of period                                                     938,424            556,982             55,877

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.07              $12.78             $12.29
    End of period                                                          $15.01              $14.07             $12.78
  Accumulation units outstanding
  at the end of period                                                    1,812,198           918,647             172,880


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1044)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.23               N/A
    End of period                                                          $11.59              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                     28,795              19,750               N/A

JNL/S&P Retirement 2020 Division(1113)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $9.67                N/A
    End of period                                                          $11.75              $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                     11,517              4,684                N/A

JNL/S&P Retirement 2025 Division(1144)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.16               N/A
    End of period                                                          $11.89              $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                      4,822              3,910                N/A

JNL/S&P Retirement Income Division(1069)

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.00               N/A
    End of period                                                          $11.07              $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                     41,421              15,885               N/A

JNL/S&P Total Yield Division(1465)

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,775               N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.44              $22.80             $22.44
    End of period                                                          $26.84              $25.44             $22.80
  Accumulation units outstanding
  at the end of period                                                     173,779             54,846              5,919


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.11              $11.80             $11.70
    End of period                                                          $12.45              $12.11             $11.80
  Accumulation units outstanding
  at the end of period                                                    1,487,960           311,235             27,322

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.52              $17.28             $16.86
    End of period                                                          $21.72              $20.52             $17.28
  Accumulation units outstanding
  at the end of period                                                     234,273            100,001              8,424

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $28.71              $25.72             $24.37
    End of period                                                          $31.03              $28.71             $25.72
  Accumulation units outstanding
  at the end of period                                                     128,357             36,403              3,362

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $37.64              $35.91             $31.93
    End of period                                                          $43.31              $37.64             $35.91
  Accumulation units outstanding
  at the end of period                                                     142,073             58,267              8,133

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.89              $13.49             $13.16
    End of period                                                          $15.73              $15.89             $13.49
  Accumulation units outstanding
  at the end of period                                                     250,308            128,392             16,587
Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.78              $13.95             $12.54
    End of period                                                          $18.08              $16.78             $13.95
  Accumulation units outstanding
  at the end of period                                                      1,644              1,652                 -

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.26              $11.58             $11.03
    End of period                                                          $13.92              $12.26             $11.58
  Accumulation units outstanding
  at the end of period                                                      1,442               221                 221

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.46              $11.55             $10.32
    End of period                                                          $12.89              $15.46             $11.55
  Accumulation units outstanding
  at the end of period                                                      6,356              3,208                 -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.03              $12.49             $11.37
    End of period                                                          $15.33              $14.03             $12.49
  Accumulation units outstanding
  at the end of period                                                      2,195              1,047                 -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.91              $18.37             $16.66
    End of period                                                          $20.52              $18.91             $18.37
  Accumulation units outstanding
  at the end of period                                                        -                1,057                601


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.44
    End of period                                                            N/A                N/A                $9.86
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.76             $10.17
    End of period                                                          $12.39              $11.69             $10.76
  Accumulation units outstanding
  at the end of period                                                      1,091               425                 408

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.59              $22.12             $21.45
    End of period                                                          $29.11              $24.59             $22.12
  Accumulation units outstanding
  at the end of period                                                       111                107                  -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.23              $25.56             $24.38
    End of period                                                          $28.24              $26.23             $25.56
  Accumulation units outstanding
  at the end of period                                                       352                333                  -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $13.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,372               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.44              $16.73             $16.44
    End of period                                                          $18.20              $18.44             $16.73
  Accumulation units outstanding
  at the end of period                                                       245                245                 245

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.26              $18.89             $18.80
    End of period                                                          $24.48              $22.26             $18.89
  Accumulation units outstanding
  at the end of period                                                      1,739               113                 44

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     114,285              N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,110               N/A                 N/A

JNL/Franklin Templeton Income Division(1070)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $9.95                N/A
    End of period                                                          $10.83              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                           $9.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,798               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                                                    $12.58              $10.89             $10.28
    End of period                                                          $11.58              $12.58             $10.89
  Accumulation units outstanding
  at the end of period                                                      2,815               751                  -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.36              $17.88             $17.85
    End of period                                                          $19.28              $18.36             $17.88
  Accumulation units outstanding
  at the end of period                                                      5,721              14,905              8,082

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.77              $11.25             $10.32
    End of period                                                          $12.88              $12.77             $11.25
  Accumulation units outstanding
  at the end of period                                                      4,079              2,046                 -

JNL/Goldman Sachs Short Duration Bond Division(1091)

  Accumulation unit value:
    Beginning of period                                                    $10.18              $9.99                N/A
    End of period                                                          $10.47              $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                     26,939                -                  N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.24              $11.77              $9.92
    End of period                                                          $16.74              $15.24             $11.77
  Accumulation units outstanding
  at the end of period                                                      3,917              6,506                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.93              $20.86             $19.80
    End of period                                                          $24.29              $22.93             $20.86
  Accumulation units outstanding
  at the end of period                                                       647                 80                 80

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.11              $14.91             $14.90
    End of period                                                          $15.77              $15.11             $14.91
  Accumulation units outstanding
  at the end of period                                                      3,087              8,703               8,802

JNL/Lazard Emerging Markets Division(1062)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $9.99                N/A
    End of period                                                          $14.03              $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                      1,100               792                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.00              $17.79             $16.82
    End of period                                                          $19.11              $20.00             $17.79
  Accumulation units outstanding
  at the end of period                                                      2,691              2,408                230

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.64              $14.52             $14.37
    End of period                                                          $15.22              $16.64             $14.52
  Accumulation units outstanding
  at the end of period                                                      1,074              1,169                112

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.26              $11.13             $11.90
    End of period                                                          $11.68              $12.26             $11.13
  Accumulation units outstanding
  at the end of period                                                     13,545              13,315              1,168

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.94             $10.94
    End of period                                                          $11.62              $11.13             $10.94
  Accumulation units outstanding
  at the end of period                                                     14,805              3,112                386

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.88              $4.40               $4.37
    End of period                                                           $6.01              $5.88               $4.40
  Accumulation units outstanding
  at the end of period                                                       327                186                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.17             $10.50
    End of period                                                          $10.23              $11.32             $10.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.03              $8.67               $9.25
    End of period                                                          $10.93              $11.03              $8.67
  Accumulation units outstanding
  at the end of period                                                     12,751              21,819              7,828

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $10.00               N/A
    End of period                                                          $10.40              $11.78               N/A
  Accumulation units outstanding
  at the end of period                                                      4,524              15,950               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.49              $8.28               $7.99
    End of period                                                           $9.66              $9.49               $8.28
  Accumulation units outstanding
  at the end of period                                                        -                 349                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.34              $12.31             $11.61
    End of period                                                          $11.63              $14.34             $12.31
  Accumulation units outstanding
  at the end of period                                                       981               1,054                 -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.09              $12.43             $11.31
    End of period                                                          $18.63              $17.09             $12.43
  Accumulation units outstanding
  at the end of period                                                     20,262              23,194             12,428

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $11.10             $10.60
    End of period                                                          $12.22              $11.58             $11.10
  Accumulation units outstanding
  at the end of period                                                      5,122              5,195               1,449

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.36              $14.90             $13.76
    End of period                                                          $19.88              $18.36             $14.90
  Accumulation units outstanding
  at the end of period                                                      8,781              5,359                828


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.79              $11.83             $11.29
    End of period                                                          $13.73              $13.79             $11.83
  Accumulation units outstanding
  at the end of period                                                     192,671            149,111             25,430

JNL/MCM JNL Optimized 5 Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.04               N/A
    End of period                                                          $11.92              $10.70               N/A
  Accumulation units outstanding
  at the end of period                                                      1,023              1,023                N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.51             $10.19
    End of period                                                          $12.62              $10.80             $10.51
  Accumulation units outstanding
  at the end of period                                                      2,808              20,837             17,922

JNL/MCM NYSE International 25 Division(1354)

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $11.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,767               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $27.00              $22.78             $20.77
    End of period                                                          $35.84              $27.00             $22.78
  Accumulation units outstanding
  at the end of period                                                      8,018              2,877               4,705

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.45              $13.09             $10.74
    End of period                                                          $13.85              $13.45             $13.09
  Accumulation units outstanding
  at the end of period                                                      9,883              14,836             10,145


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1152)

  Accumulation unit value:
    Beginning of period                                                    $10.17              $9.94                N/A
    End of period                                                          $10.73              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                      2,890              1,006                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.99              $13.93             $13.01
    End of period                                                          $15.80              $14.99             $13.93
  Accumulation units outstanding
  at the end of period                                                      9,875              5,489                541

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.98              $10.61             $10.47
    End of period                                                          $12.33              $11.98             $10.61
  Accumulation units outstanding
  at the end of period                                                     20,813              10,242              2,522

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                           $8.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,844               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.64              $19.21             $18.43
    End of period                                                          $18.13              $20.64             $19.21
  Accumulation units outstanding
  at the end of period                                                      5,130              6,658                652

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.31              $13.28             $12.81
    End of period                                                          $14.71              $15.31             $13.28
  Accumulation units outstanding
  at the end of period                                                     10,121              4,582                559


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $6.02              $5.61               $5.38
    End of period                                                           $6.77              $6.02               $5.61
  Accumulation units outstanding
  at the end of period                                                      3,640              2,404                 -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.05              $15.55             $12.65
    End of period                                                          $17.64              $15.05             $15.55
  Accumulation units outstanding
  at the end of period                                                     15,560              29,158             22,365

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.12              $11.92             $11.38
    End of period                                                          $14.26              $13.12             $11.92
  Accumulation units outstanding
  at the end of period                                                     233,999            234,457             227,069

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.26              $12.42             $11.07
    End of period                                                          $14.87              $14.26             $12.42
  Accumulation units outstanding
  at the end of period                                                      4,536              2,716               1,481

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.88              $8.63               $7.85
    End of period                                                           $9.58              $8.88               $8.63
  Accumulation units outstanding
  at the end of period                                                        -                 441                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       779                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.76              $13.55             $13.50
    End of period                                                          $14.61              $13.76             $13.55
  Accumulation units outstanding
  at the end of period                                                      9,881              17,005             10,407

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.92              $20.53             $19.06
    End of period                                                          $20.86              $22.92             $20.53
  Accumulation units outstanding
  at the end of period                                                       166                163                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $15.30
    End of period                                                            N/A                N/A               $15.69
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.68              $12.62             $12.76
    End of period                                                          $13.27              $13.68             $12.62
  Accumulation units outstanding
  at the end of period                                                     12,476              8,053               1,742

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.57              $19.45             $18.70
    End of period                                                          $19.97              $21.57             $19.45
  Accumulation units outstanding
  at the end of period                                                       222                222                  -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.45              $8.14               $7.28
    End of period                                                           $8.23              $8.45               $8.14
  Accumulation units outstanding
  at the end of period                                                        -                1,739                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,619               N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.80              $13.05             $12.02
    End of period                                                          $15.85              $14.80             $13.05
  Accumulation units outstanding
  at the end of period                                                      3,178              4,441                 -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $10.49             $10.26
    End of period                                                          $11.57              $11.10             $10.49
  Accumulation units outstanding
  at the end of period                                                     11,187              9,557                 -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.74              $13.16             $12.50
    End of period                                                          $15.72              $14.74             $13.16
  Accumulation units outstanding
  at the end of period                                                     41,165              31,272             20,031

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $10.81             $10.39
    End of period                                                          $12.37              $11.71             $10.81
  Accumulation units outstanding
  at the end of period                                                     13,774              14,220                -

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.01              $12.73             $12.25
    End of period                                                          $14.93              $14.01             $12.73
  Accumulation units outstanding
  at the end of period                                                     40,174              26,782              8,480


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division(1210)

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.58               N/A
    End of period                                                          $11.06              $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.29              $22.68             $21.69
    End of period                                                          $26.67              $25.29             $22.68
  Accumulation units outstanding
  at the end of period                                                     11,412              1,360                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.03              $11.73             $11.64
    End of period                                                          $12.36              $12.03             $11.73
  Accumulation units outstanding
  at the end of period                                                     43,685              18,228             11,008

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.48              $17.26             $16.85
    End of period                                                          $21.66              $20.48             $17.26
  Accumulation units outstanding
  at the end of period                                                      2,554              1,393                119

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $28.54              $25.58             $24.25
    End of period                                                          $30.83              $28.54             $25.58
  Accumulation units outstanding
  at the end of period                                                      3,814              2,621                162

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $37.43              $35.72             $31.77
    End of period                                                          $43.04              $37.43             $35.72
  Accumulation units outstanding
  at the end of period                                                      2,180              2,682                144

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.84              $13.45             $13.13
    End of period                                                          $15.67              $15.84             $13.45
  Accumulation units outstanding
  at the end of period                                                      8,977               435                 305
Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.69              $13.88             $12.48
    End of period                                                          $17.96              $16.69             $13.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.22              $11.56             $10.86
    End of period                                                          $13.88              $12.22             $11.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.45              $11.55             $11.28
    End of period                                                          $12.87              $15.45             $11.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.00              $12.47             $11.35
    End of period                                                          $15.29              $14.00             $12.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.81              $18.27             $16.58
    End of period                                                          $20.40              $18.81             $18.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                11,243


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.41
    End of period                                                            N/A                N/A                $9.82
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $10.73              $9.83
    End of period                                                          $12.34              $11.66             $10.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.45              $22.00             $21.34
    End of period                                                          $28.92              $24.45             $22.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.12              $25.42             $24.27
    End of period                                                          $28.11              $26.12             $25.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $13.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,234               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.34              $16.65             $16.20
    End of period                                                          $18.09              $18.34             $16.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.14              $18.80             $18.72
    End of period                                                          $24.34              $22.14             $18.80
  Accumulation units outstanding
  at the end of period                                                      3,455              4,917               5,022

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1076)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $9.88                N/A
    End of period                                                          $10.82              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.57              $10.89             $10.73
    End of period                                                          $11.57              $12.57             $10.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.26              $17.78             $17.76
    End of period                                                          $19.16              $18.26             $17.78
  Accumulation units outstanding
  at the end of period                                                       787                715                 749

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.76              $11.24             $10.65
    End of period                                                          $12.86              $12.76             $11.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.18              $10.00               N/A
    End of period                                                          $10.46              $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.17              $11.72              $9.89
    End of period                                                          $16.66              $15.17             $11.72
  Accumulation units outstanding
  at the end of period                                                      8,819              13,788                -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.80              $20.74             $19.59
    End of period                                                          $24.13              $22.80             $20.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.02              $14.83             $14.86
    End of period                                                          $15.67              $15.02             $14.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1071)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $9.48                N/A
    End of period                                                          $14.02              $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.90              $17.71             $16.76
    End of period                                                          $19.01              $19.90             $17.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                 1,349

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.56              $14.47             $13.51
    End of period                                                          $15.13              $16.56             $14.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.21              $11.09             $11.25
    End of period                                                          $11.64              $12.21             $11.09
  Accumulation units outstanding
  at the end of period                                                      1,636              1,636                 -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $10.92             $10.95
    End of period                                                          $11.59              $11.10             $10.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.86              $4.39               $4.35
    End of period                                                           $5.99              $5.86               $4.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.14             $10.46
    End of period                                                          $10.19              $11.28             $10.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.98              $8.64               $9.22
    End of period                                                          $10.88              $10.98              $8.64
  Accumulation units outstanding
  at the end of period                                                      2,118              2,118              15,021

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.00               N/A
    End of period                                                          $10.39              $11.77               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.45              $8.25               $7.97
    End of period                                                           $9.62              $9.45               $8.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.29              $12.28             $11.58
    End of period                                                          $11.58              $14.29             $12.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.02              $12.39             $11.28
    End of period                                                          $18.55              $17.02             $12.39
  Accumulation units outstanding
  at the end of period                                                      1,713              1,740                278

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $11.07             $10.38
    End of period                                                          $12.17              $11.53             $11.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.31              $14.87             $13.74
    End of period                                                          $19.82              $18.31             $14.87
  Accumulation units outstanding
  at the end of period                                                      8,049              12,194             25,230


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.78              $11.82             $10.69
    End of period                                                          $13.70              $13.78             $11.82
  Accumulation units outstanding
  at the end of period                                                     14,850              14,851                -

JNL/MCM JNL Optimized 5 Division(1106)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $9.43                N/A
    End of period                                                          $11.91              $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.50             $10.53
    End of period                                                          $12.60              $10.79             $10.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.90              $22.71             $17.11
    End of period                                                          $35.69              $26.90             $22.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.40              $13.05              $9.74
    End of period                                                          $13.80              $13.40             $13.05
  Accumulation units outstanding
  at the end of period                                                      1,535              1,535                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.95              $13.90             $12.32
    End of period                                                          $15.75              $14.95             $13.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.95              $10.59             $10.21
    End of period                                                          $12.29              $11.95             $10.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.56              $19.15             $18.38
    End of period                                                          $18.05              $20.56             $19.15
  Accumulation units outstanding
  at the end of period                                                      1,168              1,166                177

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.28              $13.26             $12.44
    End of period                                                          $14.66              $15.28             $13.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $6.00              $5.60               $5.37
    End of period                                                           $6.74              $6.00               $5.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.03              $15.54             $11.36
    End of period                                                          $17.61              $15.03             $15.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $11.91             $10.84
    End of period                                                          $14.23              $13.10             $11.91
  Accumulation units outstanding
  at the end of period                                                      1,490              1,491                 -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.22              $12.39             $10.69
    End of period                                                          $14.82              $14.22             $12.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.86              $8.61               $7.84
    End of period                                                           $9.55              $8.86               $8.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.70              $13.50             $13.45
    End of period                                                          $14.54              $13.70             $13.50
  Accumulation units outstanding
  at the end of period                                                     49,395              11,076              6,631

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.79              $20.43             $18.97
    End of period                                                          $20.72              $22.79             $20.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $15.22
    End of period                                                            N/A                N/A               $15.60
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.62              $12.57             $12.72
    End of period                                                          $13.21              $13.62             $12.57
  Accumulation units outstanding
  at the end of period                                                        -                  -                 4,780

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.45              $19.35             $18.61
    End of period                                                          $19.85              $21.45             $19.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.42              $8.12               $7.26
    End of period                                                           $8.19              $8.42               $8.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.73              $13.00             $11.98
    End of period                                                          $15.77              $14.73             $13.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.08              $10.48             $10.26
    End of period                                                          $11.55              $11.08             $10.48
  Accumulation units outstanding
  at the end of period                                                     20,275                -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.68              $13.11             $12.22
    End of period                                                          $15.64              $14.68             $13.11
  Accumulation units outstanding
  at the end of period                                                       975                 -                   -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.80             $10.39
    End of period                                                          $12.35              $11.69             $10.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.95              $12.68             $11.98
    End of period                                                          $14.86              $13.95             $12.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1029)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.04               N/A
    End of period                                                          $11.56              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division(1171)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.27               N/A
    End of period                                                          $11.05              $10.54               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.14              $22.55             $21.59
    End of period                                                          $26.50              $25.14             $22.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.98              $11.69             $11.60
    End of period                                                          $12.31              $11.98             $11.69
  Accumulation units outstanding
  at the end of period                                                      2,386                -                   -

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.43              $17.23             $16.82
    End of period                                                          $21.61              $20.43             $17.23
  Accumulation units outstanding
  at the end of period                                                     11,043              15,711               296

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $28.37              $25.45             $24.13
    End of period                                                          $30.64              $28.37             $25.45
  Accumulation units outstanding
  at the end of period                                                     11,309              17,859              8,724

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $37.19              $35.51             $31.60
    End of period                                                          $42.75              $37.19             $35.51
  Accumulation units outstanding
  at the end of period                                                      1,241              1,808               1,191

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.78              $13.41             $13.09
    End of period                                                          $15.61              $15.78             $13.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                 9,851
Accumulation Unit Values
Contract with Endorsements - 1.955%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.68              $13.87             $12.48
    End of period                                                          $17.95              $16.68             $13.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.45              $11.55             $10.57
    End of period                                                          $12.87              $15.45             $11.55
  Accumulation units outstanding
  at the end of period                                                      2,107               746                 54

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.43               N/A                 N/A
    End of period                                                          $13.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,011               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                           $9.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,455               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.24              $17.77             $17.75
    End of period                                                          $19.14              $18.24             $17.77
  Accumulation units outstanding
  at the end of period                                                      3,225               668                 116

JNL/Goldman Sachs Mid Cap Value Division(1013)

  Accumulation unit value:
    Beginning of period                                                    $12.76              $11.50               N/A
    End of period                                                          $12.86              $12.76               N/A
  Accumulation units outstanding
  at the end of period                                                       168                140                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       795                N/A                 N/A

JNL/JPMorgan International Value Division(1212)

  Accumulation unit value:
    Beginning of period                                                    $15.16              $14.87               N/A
    End of period                                                          $16.65              $15.16               N/A
  Accumulation units outstanding
  at the end of period                                                      1,439               182                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.01              $14.83             $14.82
    End of period                                                          $15.66              $15.01             $14.83
  Accumulation units outstanding
  at the end of period                                                      2,519              1,235                568

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.21              $11.09             $11.86
    End of period                                                          $11.63              $12.21             $11.09
  Accumulation units outstanding
  at the end of period                                                      4,367              4,871               2,963

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $10.92             $10.92
    End of period                                                          $11.58              $11.10             $10.92
  Accumulation units outstanding
  at the end of period                                                      7,411              5,208               2,468

JNL/MCM Communications Sector Division(1156)

  Accumulation unit value:
    Beginning of period                                                     $5.85              $5.34                N/A
    End of period                                                           $5.99              $5.85                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.98              $8.64               $9.22
    End of period                                                          $10.88              $10.98              $8.64
  Accumulation units outstanding
  at the end of period                                                      6,071              6,198               4,752

JNL/MCM Dow Dividend Division(1212)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $11.62               N/A
    End of period                                                          $10.39              $11.77               N/A
  Accumulation units outstanding
  at the end of period                                                      2,061               155                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.45              $8.25               $7.97
    End of period                                                           $9.61              $9.45               $8.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.28              $12.27             $11.14
    End of period                                                          $11.57              $14.28             $12.27
  Accumulation units outstanding
  at the end of period                                                      1,100               271                 50

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.02              $12.38             $11.28
    End of period                                                          $18.54              $17.02             $12.38
  Accumulation units outstanding
  at the end of period                                                      3,728              4,476               2,757

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $11.06             $10.60
    End of period                                                          $12.16              $11.53             $11.06
  Accumulation units outstanding
  at the end of period                                                       936                213                 37

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.32              $14.87             $13.75
    End of period                                                          $19.83              $18.32             $14.87
  Accumulation units outstanding
  at the end of period                                                       837                545                 69


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.78              $11.82             $11.15
    End of period                                                          $13.70              $13.78             $11.82
  Accumulation units outstanding
  at the end of period                                                     24,753              4,705                431

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.88              $22.69             $19.71
    End of period                                                          $35.66              $26.88             $22.69
  Accumulation units outstanding
  at the end of period                                                       783                150                 27

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.39              $13.05             $10.70
    End of period                                                          $13.79              $13.39             $13.05
  Accumulation units outstanding
  at the end of period                                                      4,838              5,460               3,722


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.95              $13.90             $12.99
    End of period                                                          $15.75              $14.95             $13.90
  Accumulation units outstanding
  at the end of period                                                      1,168               579                 73

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.95              $10.58             $10.45
    End of period                                                          $12.29              $11.95             $10.58
  Accumulation units outstanding
  at the end of period                                                      2,613              2,298                330

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.55              $19.14             $18.37
    End of period                                                          $18.05              $20.55             $19.14
  Accumulation units outstanding
  at the end of period                                                      2,168              2,191               1,408

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.28              $13.26             $12.79
    End of period                                                          $14.67              $15.28             $13.26
  Accumulation units outstanding
  at the end of period                                                       944                653                 77


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.03              $15.54             $13.55
    End of period                                                          $17.61              $15.03             $15.54
  Accumulation units outstanding
  at the end of period                                                      3,562              2,436                211

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division(1212)

  Accumulation unit value:
    Beginning of period                                                    $14.21              $14.10               N/A
    End of period                                                          $14.82              $14.21               N/A
  Accumulation units outstanding
  at the end of period                                                       154                128                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.69              $13.49             $13.44
    End of period                                                          $14.53              $13.69             $13.49
  Accumulation units outstanding
  at the end of period                                                     10,199              4,968               2,616

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.61              $12.55             $12.71
    End of period                                                          $13.19              $13.61             $12.55
  Accumulation units outstanding
  at the end of period                                                      2,885               460                 82

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,314               N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       671                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,828               N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.73              $12.99             $11.98
    End of period                                                          $15.76              $14.73             $12.99
  Accumulation units outstanding
  at the end of period                                                      1,556                -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                    $16.05               N/A                 N/A
    End of period                                                          $15.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,695               N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $12.44               N/A                 N/A
    End of period                                                          $12.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,363               N/A                 N/A

JNL/S&P Managed Moderate Growth Division(1143)

  Accumulation unit value:
    Beginning of period                                                    $13.94              $13.05               N/A
    End of period                                                          $14.85              $13.94               N/A
  Accumulation units outstanding
  at the end of period                                                      3,065              1,707                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.12              $22.54             $21.58
    End of period                                                          $26.48              $25.12             $22.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $12.16               N/A                 N/A
    End of period                                                          $12.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,370               N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division(1212)

  Accumulation unit value:
    Beginning of period                                                    $28.36              $28.19               N/A
    End of period                                                          $30.62              $28.36               N/A
  Accumulation units outstanding
  at the end of period                                                       39                  32                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $37.19              $35.51             $30.79
    End of period                                                          $42.74              $37.19             $35.51
  Accumulation units outstanding
  at the end of period                                                       58                  24                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.78              $13.41             $12.65
    End of period                                                          $15.61              $15.78             $13.41
  Accumulation units outstanding
  at the end of period                                                       208                173                  -

Accumulation Unit Values
Contract with Endorsements - 1.96%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division(1248)

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $13.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,343               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.96               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,674               N/A                 N/A

JNL/MCM Dow Dividend Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.76               N/A                 N/A
    End of period                                                          $10.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,126               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $17.00               N/A                 N/A
    End of period                                                          $18.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,836               N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.73               N/A                 N/A
    End of period                                                          $12.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,527               N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $20.22               N/A                 N/A
    End of period                                                          $18.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,419               N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $14.62               N/A                 N/A
    End of period                                                          $17.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,416               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 1.98%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.44              $11.55             $11.57
    End of period                                                          $12.86              $15.44             $11.55
  Accumulation units outstanding
  at the end of period                                                      2,462              2,295                197

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                           $9.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,498               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.19              $17.72             $17.69
    End of period                                                          $19.08              $18.19             $17.72
  Accumulation units outstanding
  at the end of period                                                     11,519              6,655                429

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.97              $14.79             $14.76
    End of period                                                          $15.61              $14.97             $14.79
  Accumulation units outstanding
  at the end of period                                                      2,780              2,375                514

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.08              $10.91             $10.88
    End of period                                                          $11.56              $11.08             $10.91
  Accumulation units outstanding
  at the end of period                                                      2,035              1,562                349

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division(1084)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.34               N/A
    End of period                                                          $10.38              $11.77               N/A
  Accumulation units outstanding
  at the end of period                                                      2,000              2,037                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.25              $12.25             $12.41
    End of period                                                          $11.55              $14.25             $12.25
  Accumulation units outstanding
  at the end of period                                                      1,054               753                 183

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $11.04             $11.23
    End of period                                                          $12.13              $11.50             $11.04
  Accumulation units outstanding
  at the end of period                                                       753                612                 135

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.28              $14.85             $14.89
    End of period                                                          $19.79              $18.28             $14.85
  Accumulation units outstanding
  at the end of period                                                      1,014               871                 204


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.77              $11.82             $11.98
    End of period                                                          $13.69              $13.77             $11.82
  Accumulation units outstanding
  at the end of period                                                     69,913              43,450              1,267

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.83              $22.66             $23.15
    End of period                                                          $35.58              $26.83             $22.66
  Accumulation units outstanding
  at the end of period                                                       407                405                 98

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.93              $13.88             $14.04
    End of period                                                          $15.73              $14.93             $13.88
  Accumulation units outstanding
  at the end of period                                                      1,271              1,021                216

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $10.57             $10.74
    End of period                                                          $12.27              $11.93             $10.57
  Accumulation units outstanding
  at the end of period                                                      1,624              1,293                282

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.25              $13.24             $13.45
    End of period                                                          $14.64              $15.25             $13.24
  Accumulation units outstanding
  at the end of period                                                      1,331              1,005                226


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.02              $15.53             $15.89
    End of period                                                          $17.59              $15.02             $15.53
  Accumulation units outstanding
  at the end of period                                                       880                767                 143

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.66              $13.47             $13.45
    End of period                                                          $14.50              $13.66             $13.47
  Accumulation units outstanding
  at the end of period                                                     15,719              9,221                564

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.58              $12.53             $12.52
    End of period                                                          $13.16              $13.58             $12.53
  Accumulation units outstanding
  at the end of period                                                      2,891              2,463                303

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(1207)

  Accumulation unit value:
    Beginning of period                                                    $11.08              $11.09               N/A
    End of period                                                          $11.54              $11.08               N/A
  Accumulation units outstanding
  at the end of period                                                       557                556                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $12.54               N/A                 N/A
    End of period                                                          $12.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,000               N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 1.995%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.60              $13.81             $12.43
    End of period                                                          $17.86              $16.60             $13.81
  Accumulation units outstanding
  at the end of period                                                     55,761              7,444                 -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.20              $11.54             $10.84
    End of period                                                          $13.84              $12.20             $11.54
  Accumulation units outstanding
  at the end of period                                                     134,376             1,218                 -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.44              $11.55             $10.74
    End of period                                                          $12.86              $15.44             $11.55
  Accumulation units outstanding
  at the end of period                                                     28,338              18,503              7,720

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.96              $12.44             $11.88
    End of period                                                          $15.24              $13.96             $12.44
  Accumulation units outstanding
  at the end of period                                                      1,241               560                 554

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.71              $18.19             $16.51
    End of period                                                          $20.29              $18.71             $18.19
  Accumulation units outstanding
  at the end of period                                                        -                1,801                286


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.38
    End of period                                                            N/A                N/A                $9.79
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.62              $10.70             $10.13
    End of period                                                          $12.30              $11.62             $10.70
  Accumulation units outstanding
  at the end of period                                                     39,721              16,529              3,175

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                    $24.32              $21.89             $19.81
    End of period                                                          $28.76              $24.32             $21.89
  Accumulation units outstanding
  at the end of period                                                      3,395                -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.95              $25.30             $24.16
    End of period                                                          $27.91              $25.95             $25.30
  Accumulation units outstanding
  at the end of period                                                      1,116                -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $13.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     44,160               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $10.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,597               N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.26              $16.58             $16.14
    End of period                                                          $18.00              $18.26             $16.58
  Accumulation units outstanding
  at the end of period                                                      1,138                -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.02              $18.70             $17.86
    End of period                                                          $24.19              $22.02             $18.70
  Accumulation units outstanding
  at the end of period                                                     24,100              2,639                 -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     569,803              N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,579               N/A                 N/A

JNL/Franklin Templeton Income Division(1095)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.85                N/A
    End of period                                                          $10.81              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                     54,059              9,677                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,885               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $10.88             $11.03
    End of period                                                          $11.56              $12.56             $10.88
  Accumulation units outstanding
  at the end of period                                                     13,794              8,007                482

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.16              $17.70             $17.68
    End of period                                                          $19.05              $18.16             $17.70
  Accumulation units outstanding
  at the end of period                                                     40,636              14,716              4,727

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.75              $11.24             $10.48
    End of period                                                          $12.85              $12.75             $11.24
  Accumulation units outstanding
  at the end of period                                                      7,317              2,155                 -

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.17              $10.00               N/A
    End of period                                                          $10.45              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     12,468              9,481                N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.11              $11.68             $10.39
    End of period                                                          $16.58              $15.11             $11.68
  Accumulation units outstanding
  at the end of period                                                     68,969              63,720              5,918


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.68              $20.65             $19.50
    End of period                                                          $24.00              $22.68             $20.65
  Accumulation units outstanding
  at the end of period                                                       780                224                  -

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.94              $14.76             $14.77
    End of period                                                          $15.58              $14.94             $14.76
  Accumulation units outstanding
  at the end of period                                                     12,831              7,166               1,036

JNL/Lazard Emerging Markets Division(1071)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $9.48                N/A
    End of period                                                          $14.01              $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                     67,086               900                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.83              $17.66             $16.71
    End of period                                                          $18.93              $19.83             $17.66
  Accumulation units outstanding
  at the end of period                                                     33,904              3,258                77

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.50              $14.42             $14.27
    End of period                                                          $15.08              $16.50             $14.42
  Accumulation units outstanding
  at the end of period                                                      4,787              3,371                332

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1344)

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                           $9.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,659               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.17              $11.06             $11.83
    End of period                                                          $11.59              $12.17             $11.06
  Accumulation units outstanding
  at the end of period                                                     118,040             63,498             25,460

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.08              $10.90             $10.91
    End of period                                                          $11.56              $11.08             $10.90
  Accumulation units outstanding
  at the end of period                                                     91,230              60,827             12,729

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.84              $4.37               $4.34
    End of period                                                           $5.97              $5.84               $4.37
  Accumulation units outstanding
  at the end of period                                                     13,357              11,998                -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.11             $10.44
    End of period                                                          $10.15              $11.24             $10.11
  Accumulation units outstanding
  at the end of period                                                       752                 -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.95              $8.62               $9.20
    End of period                                                          $10.84              $10.95              $8.62
  Accumulation units outstanding
  at the end of period                                                     155,505             68,545             29,789

JNL/MCM Dow Dividend Division(1027)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $9.95                N/A
    End of period                                                          $10.38              $11.77               N/A
  Accumulation units outstanding
  at the end of period                                                     101,181             34,015               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.42              $8.22               $8.19
    End of period                                                           $9.58              $9.42               $8.22
  Accumulation units outstanding
  at the end of period                                                     13,771              8,827               1,924

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.24              $12.24             $11.55
    End of period                                                          $11.54              $14.24             $12.24
  Accumulation units outstanding
  at the end of period                                                      8,376              2,878                 -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.97              $12.35             $11.25
    End of period                                                          $18.48              $16.97             $12.35
  Accumulation units outstanding
  at the end of period                                                     154,711             74,402             31,559

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $11.03             $10.55
    End of period                                                          $12.12              $11.49             $11.03
  Accumulation units outstanding
  at the end of period                                                     20,246              5,876                366

JNL/MCM Index 5 Division(1348)

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,609               N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.28              $14.85             $13.73
    End of period                                                          $19.78              $18.28             $14.85
  Accumulation units outstanding
  at the end of period                                                     86,275              55,996             15,683


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.76              $11.82             $11.28
    End of period                                                          $13.68              $13.76             $11.82
  Accumulation units outstanding
  at the end of period                                                     935,589            582,231             128,452

JNL/MCM JNL Optimized 5 Division(1085)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $9.34                N/A
    End of period                                                          $11.90              $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                     145,718             13,253               N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.50             $10.18
    End of period                                                          $12.58              $10.78             $10.50
  Accumulation units outstanding
  at the end of period                                                     15,023              6,859                710

JNL/MCM NYSE International 25 Division(1320)

  Accumulation unit value:
    Beginning of period                                                    $10.35               N/A                 N/A
    End of period                                                          $11.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,098               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.81              $22.64             $20.66
    End of period                                                          $35.55              $26.81             $22.64
  Accumulation units outstanding
  at the end of period                                                     26,826              13,138              6,428

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.35              $13.01             $10.68
    End of period                                                          $13.74              $13.35             $13.01
  Accumulation units outstanding
  at the end of period                                                     138,790             50,772             26,054


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1093)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $9.54                N/A
    End of period                                                          $10.72              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                       991               2,816                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.92              $13.87             $12.97
    End of period                                                          $15.71              $14.92             $13.87
  Accumulation units outstanding
  at the end of period                                                     85,605              52,225             14,036

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $10.57             $10.44
    End of period                                                          $12.26              $11.92             $10.57
  Accumulation units outstanding
  at the end of period                                                     103,599             65,821             16,863

JNL/MCM S&P SMid 60 Division(1320)

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A                 N/A
    End of period                                                           $8.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,959               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.49              $19.09             $18.33
    End of period                                                          $17.98              $20.49             $19.09
  Accumulation units outstanding
  at the end of period                                                     70,003              38,520             19,600

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.24              $13.23             $12.77
    End of period                                                          $14.62              $15.24             $13.23
  Accumulation units outstanding
  at the end of period                                                     73,654              45,592             10,545


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.98              $5.58               $5.35
    End of period                                                           $6.72              $5.98               $5.58
  Accumulation units outstanding
  at the end of period                                                     10,056              4,026                 -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.02              $15.53             $12.64
    End of period                                                          $17.59              $15.02             $15.53
  Accumulation units outstanding
  at the end of period                                                     141,843             95,132             20,584

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.09              $11.91             $11.37
    End of period                                                          $14.21              $13.09             $11.91
  Accumulation units outstanding
  at the end of period                                                     68,138             107,266              1,582

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.18              $12.37             $11.03
    End of period                                                          $14.78              $14.18             $12.37
  Accumulation units outstanding
  at the end of period                                                     20,502              15,098               819

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.83              $8.59               $7.82
    End of period                                                           $9.52              $8.83               $8.59
  Accumulation units outstanding
  at the end of period                                                        -                5,683                 -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,279               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.64              $13.45             $13.41
    End of period                                                          $14.48              $13.64             $13.45
  Accumulation units outstanding
  at the end of period                                                     67,532              43,173              8,334

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.67              $20.33             $18.89
    End of period                                                          $20.61              $22.67             $20.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $15.16
    End of period                                                            N/A                N/A               $15.53
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.57              $12.52             $12.68
    End of period                                                          $13.15              $13.57             $12.52
  Accumulation units outstanding
  at the end of period                                                     37,921              16,509               874

JNL/PPM America Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.33              $19.25             $19.09
    End of period                                                          $19.73              $21.33             $19.25
  Accumulation units outstanding
  at the end of period                                                      1,719              1,625               1,625

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.40              $8.10               $7.24
    End of period                                                           $8.17              $8.40               $8.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division(1469)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,562               N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A                 N/A
    End of period                                                          $10.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,286               N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.52               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,895               N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,191               N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.67              $12.95             $11.94
    End of period                                                          $15.70              $14.67             $12.95
  Accumulation units outstanding
  at the end of period                                                     24,089               894                  -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.47             $10.26
    End of period                                                          $11.54              $11.07             $10.47
  Accumulation units outstanding
  at the end of period                                                     25,512              12,385                -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.62              $13.06             $12.42
    End of period                                                          $15.57              $14.62             $13.06
  Accumulation units outstanding
  at the end of period                                                     102,671             56,624             21,065

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.80             $10.52
    End of period                                                          $12.34              $11.69             $10.80
  Accumulation units outstanding
  at the end of period                                                     22,053              6,313                126

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.89              $12.63             $11.94
    End of period                                                          $14.79              $13.89             $12.63
  Accumulation units outstanding
  at the end of period                                                     68,011              12,729                -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1103)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $9.94                N/A
    End of period                                                          $11.55              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                     13,688              13,688               N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A                 N/A
    End of period                                                          $11.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,619               N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division(1085)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $9.90                N/A
    End of period                                                          $11.04              $10.54               N/A
  Accumulation units outstanding
  at the end of period                                                      4,011               342                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.01              $22.45             $22.12
    End of period                                                          $26.35              $25.01             $22.45
  Accumulation units outstanding
  at the end of period                                                     19,960              2,763                560


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $11.63             $11.55
    End of period                                                          $12.24              $11.92             $11.63
  Accumulation units outstanding
  at the end of period                                                     87,389              38,460                -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.39              $17.20             $16.06
    End of period                                                          $21.56              $20.39             $17.20
  Accumulation units outstanding
  at the end of period                                                     16,471              3,438                 -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $28.23              $25.33             $24.03
    End of period                                                          $30.46              $28.23             $25.33
  Accumulation units outstanding
  at the end of period                                                     12,708              4,629                106

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $37.01              $35.35             $31.47
    End of period                                                          $42.52              $37.01             $35.35
  Accumulation units outstanding
  at the end of period                                                     25,536              13,423              1,233

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.74              $13.38             $13.06
    End of period                                                          $15.56              $15.74             $13.38
  Accumulation units outstanding
  at the end of period                                                     89,636              9,400               4,509
Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.59              $13.81             $13.06
    End of period                                                          $17.85              $16.59             $13.81
  Accumulation units outstanding
  at the end of period                                                     199,855             23,739             15,922

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.20              $11.53             $10.99
    End of period                                                          $13.84              $12.20             $11.53
  Accumulation units outstanding
  at the end of period                                                     497,765             41,493             14,639

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.44              $11.55             $10.22
    End of period                                                          $12.86              $15.44             $11.55
  Accumulation units outstanding
  at the end of period                                                     37,210              36,998             12,502

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.96              $12.44             $11.88
    End of period                                                          $15.24              $13.96             $12.44
  Accumulation units outstanding
  at the end of period                                                     13,578              8,603               7,280

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.70              $18.18             $16.51
    End of period                                                          $20.28              $18.70             $18.18
  Accumulation units outstanding
  at the end of period                                                        -                2,284                273


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.38
    End of period                                                            N/A                N/A                $9.78
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.62              $10.70             $10.12
    End of period                                                          $12.29              $11.62             $10.70
  Accumulation units outstanding
  at the end of period                                                     65,988              57,297             24,642

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.31              $21.88             $21.24
    End of period                                                          $28.74              $24.31             $21.88
  Accumulation units outstanding
  at the end of period                                                     18,356              6,038                 -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.93              $25.29             $23.69
    End of period                                                          $27.89              $25.93             $25.29
  Accumulation units outstanding
  at the end of period                                                     22,901              22,533             17,234

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.33               N/A                 N/A
    End of period                                                          $13.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     45,292               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $10.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,051               N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.25              $16.57             $16.31
    End of period                                                          $17.99              $18.25             $16.57
  Accumulation units outstanding
  at the end of period                                                      3,007              3,062               2,293

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.03              $18.71             $18.64
    End of period                                                          $24.20              $22.03             $18.71
  Accumulation units outstanding
  at the end of period                                                     72,239              13,492              6,927

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     226,686              N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,736               N/A                 N/A

JNL/Franklin Templeton Income Division(1129)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.18               N/A
    End of period                                                          $10.81              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                     65,374              4,270                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,432               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $10.88             $10.53
    End of period                                                          $11.55              $12.56             $10.88
  Accumulation units outstanding
  at the end of period                                                     48,086              41,922             15,014

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.15              $17.69             $17.67
    End of period                                                          $19.03              $18.15             $17.69
  Accumulation units outstanding
  at the end of period                                                     245,395            176,268             84,153

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.75              $11.24             $10.15
    End of period                                                          $12.85              $12.75             $11.24
  Accumulation units outstanding
  at the end of period                                                     39,030              31,918             13,819

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.17              $10.00               N/A
    End of period                                                          $10.45              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     172,154             27,688               N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.10              $11.68             $10.39
    End of period                                                          $16.58              $15.10             $11.68
  Accumulation units outstanding
  at the end of period                                                     222,319            376,817             242,583


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.67              $20.63             $19.61
    End of period                                                          $23.98              $22.67             $20.63
  Accumulation units outstanding
  at the end of period                                                     18,564              12,442              1,719

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.94              $14.76             $14.76
    End of period                                                          $15.57              $14.94             $14.76
  Accumulation units outstanding
  at the end of period                                                     65,716              61,101             25,591

JNL/Lazard Emerging Markets Division(1082)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $8.84                N/A
    End of period                                                          $14.01              $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                     185,843             8,250                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.82              $17.65             $16.70
    End of period                                                          $18.92              $19.82             $17.65
  Accumulation units outstanding
  at the end of period                                                     140,932             65,069             45,411

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.50              $14.41             $14.27
    End of period                                                          $15.07              $16.50             $14.41
  Accumulation units outstanding
  at the end of period                                                     23,894              25,043             99,855

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.17              $11.06             $11.83
    End of period                                                          $11.59              $12.17             $11.06
  Accumulation units outstanding
  at the end of period                                                     555,707            652,743             496,075

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.90             $10.91
    End of period                                                          $11.55              $11.07             $10.90
  Accumulation units outstanding
  at the end of period                                                     278,706            295,406             194,963

JNL/MCM Communications Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.83              $4.37               $4.30
    End of period                                                           $5.96              $5.83               $4.37
  Accumulation units outstanding
  at the end of period                                                     35,869              46,705              2,529

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.11             $10.37
    End of period                                                          $10.15              $11.24             $10.11
  Accumulation units outstanding
  at the end of period                                                      3,492              4,803               3,236

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $8.62               $9.20
    End of period                                                          $10.83              $10.94              $8.62
  Accumulation units outstanding
  at the end of period                                                     655,780            813,239             623,837

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $10.00               N/A
    End of period                                                          $10.38              $11.76               N/A
  Accumulation units outstanding
  at the end of period                                                     75,230              64,072               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.42              $8.22               $8.19
    End of period                                                           $9.58              $9.42               $8.22
  Accumulation units outstanding
  at the end of period                                                     30,367              29,499             21,905

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.24              $12.24             $11.54
    End of period                                                          $11.53              $14.24             $12.24
  Accumulation units outstanding
  at the end of period                                                     15,087              13,484              9,277

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.96              $12.35             $11.25
    End of period                                                          $18.47              $16.96             $12.35
  Accumulation units outstanding
  at the end of period                                                     575,140            715,137             551,793

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $11.03             $10.54
    End of period                                                          $12.11              $11.49             $11.03
  Accumulation units outstanding
  at the end of period                                                     35,355              27,783             43,997

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.27              $14.84             $13.72
    End of period                                                          $19.76              $18.27             $14.84
  Accumulation units outstanding
  at the end of period                                                     209,172            218,310             167,610


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.76              $11.82             $11.28
    End of period                                                          $13.68              $13.76             $11.82
  Accumulation units outstanding
  at the end of period                                                    1,779,461          2,310,639           1,913,875

JNL/MCM JNL Optimized 5 Division(1069)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $9.82                N/A
    End of period                                                          $11.90              $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                     181,801             20,673               N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.49             $10.18
    End of period                                                          $12.57              $10.77             $10.49
  Accumulation units outstanding
  at the end of period                                                     111,617            106,242             45,331

JNL/MCM NYSE International 25 Division(1310)

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $11.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,396               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.80              $22.63             $20.65
    End of period                                                          $35.54              $26.80             $22.63
  Accumulation units outstanding
  at the end of period                                                     37,347              32,791             38,179

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.35              $13.01             $10.68
    End of period                                                          $13.74              $13.35             $13.01
  Accumulation units outstanding
  at the end of period                                                     473,233            587,090             457,837


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $9.67                N/A
    End of period                                                          $10.72              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                       377               3,801                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.92              $13.87             $12.97
    End of period                                                          $15.71              $14.92             $13.87
  Accumulation units outstanding
  at the end of period                                                     221,026            229,918             159,831

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $10.57             $10.44
    End of period                                                          $12.25              $11.92             $10.57
  Accumulation units outstanding
  at the end of period                                                     434,438            442,231             347,527

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                           $8.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,591               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.48              $19.09             $18.33
    End of period                                                          $17.98              $20.48             $19.09
  Accumulation units outstanding
  at the end of period                                                     351,933            417,554             294,181

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.24              $13.23             $12.77
    End of period                                                          $14.62              $15.24             $13.23
  Accumulation units outstanding
  at the end of period                                                     233,169            229,893             161,293


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.98              $5.58               $5.31
    End of period                                                           $6.71              $5.98               $5.58
  Accumulation units outstanding
  at the end of period                                                     49,666              40,402             16,447

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.01              $15.53             $12.64
    End of period                                                          $17.58              $15.01             $15.53
  Accumulation units outstanding
  at the end of period                                                     466,468            579,885             390,972

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.09              $11.91             $11.37
    End of period                                                          $14.21              $13.09             $11.91
  Accumulation units outstanding
  at the end of period                                                     155,740            762,559             657,611

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.18              $12.37             $11.03
    End of period                                                          $14.77              $14.18             $12.37
  Accumulation units outstanding
  at the end of period                                                     36,432              45,552             19,490

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.83              $8.59               $7.80
    End of period                                                           $9.52              $8.83               $8.59
  Accumulation units outstanding
  at the end of period                                                        -                1,801                796

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,005               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.64              $13.45             $13.40
    End of period                                                          $14.47              $13.64             $13.45
  Accumulation units outstanding
  at the end of period                                                     295,677            198,931             121,825

JNL/PPM America Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.65              $20.32             $19.32
    End of period                                                          $20.59              $22.65             $20.32
  Accumulation units outstanding
  at the end of period                                                      1,959               707                 499

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $15.15
    End of period                                                            N/A                N/A               $15.52
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.56              $12.52             $12.67
    End of period                                                          $13.14              $13.56             $12.52
  Accumulation units outstanding
  at the end of period                                                     106,571             82,181             36,088

JNL/PPM America Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.32              $19.24             $19.09
    End of period                                                          $19.72              $21.32             $19.24
  Accumulation units outstanding
  at the end of period                                                     24,746              23,195              4,202

JNL/Putnam Midcap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.39              $8.10               $7.56
    End of period                                                           $8.16              $8.39               $8.10
  Accumulation units outstanding
  at the end of period                                                        -                10,144              8,100


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,212               N/A                 N/A

JNL/S&P Competitive Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       599                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,190               N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,192               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.67              $12.95             $12.20
    End of period                                                          $15.69              $14.67             $12.95
  Accumulation units outstanding
  at the end of period                                                     19,660              10,923              8,496

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.47             $10.33
    End of period                                                          $11.53              $11.07             $10.47
  Accumulation units outstanding
  at the end of period                                                     256,249             86,421             30,345

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.61              $13.06             $12.42
    End of period                                                          $15.57              $14.61             $13.06
  Accumulation units outstanding
  at the end of period                                                     96,140              99,808             78,797

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.80             $10.52
    End of period                                                          $12.33              $11.68             $10.80
  Accumulation units outstanding
  at the end of period                                                     242,408            216,955             151,554

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.89              $12.63             $12.17
    End of period                                                          $14.79              $13.89             $12.63
  Accumulation units outstanding
  at the end of period                                                     287,963            270,375             242,540


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1110)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $9.84                N/A
    End of period                                                          $11.55              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                     14,534              14,667               N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division(1004)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $9.97                N/A
    End of period                                                          $11.04              $10.54               N/A
  Accumulation units outstanding
  at the end of period                                                     23,427                -                  N/A

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.51               N/A                 N/A
    End of period                                                          $10.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       874                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.99              $22.43             $22.11
    End of period                                                          $26.33              $24.99             $22.43
  Accumulation units outstanding
  at the end of period                                                     50,373              33,061             25,852


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $11.62             $11.53
    End of period                                                          $12.22              $11.90             $11.62
  Accumulation units outstanding
  at the end of period                                                     146,640             62,225             44,930

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.39              $17.20             $16.80
    End of period                                                          $21.55              $20.39             $17.20
  Accumulation units outstanding
  at the end of period                                                     42,581              38,886             63,035

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $28.21              $25.31             $24.01
    End of period                                                          $30.45              $28.21             $25.31
  Accumulation units outstanding
  at the end of period                                                     48,547              42,769             14,639

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $36.99              $35.34             $31.46
    End of period                                                          $42.50              $36.99             $35.34
  Accumulation units outstanding
  at the end of period                                                     118,552            126,908             47,066

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.74              $13.37             $13.06
    End of period                                                          $15.55              $15.74             $13.37
  Accumulation units outstanding
  at the end of period                                                     314,809             72,346             53,924
Accumulation Unit Values
Contract with Endorsements - 2.01%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.57              $13.79             $12.41
    End of period                                                          $17.83              $16.57             $13.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.19              $11.53             $10.84
    End of period                                                          $13.83              $12.19             $11.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.43              $11.55             $10.71
    End of period                                                          $12.85              $15.43             $11.55
  Accumulation units outstanding
  at the end of period                                                      8,307                -                   -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.95              $12.43             $11.33
    End of period                                                          $15.23              $13.95             $12.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.68              $18.16             $16.31
    End of period                                                          $20.26              $18.68             $18.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.37
    End of period                                                            N/A                N/A                $9.78
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $10.69              $9.80
    End of period                                                          $12.28              $11.61             $10.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.90              $25.26             $24.13
    End of period                                                          $27.85              $25.90             $25.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.40               N/A                 N/A
    End of period                                                          $13.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,840               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.23              $16.56             $16.12
    End of period                                                          $17.97              $18.23             $16.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.01              $18.70             $17.85
    End of period                                                          $24.18              $22.01             $18.70
  Accumulation units outstanding
  at the end of period                                                      2,276                -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,876               N/A                 N/A

JNL/Franklin Templeton Income Division(1112)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.96                N/A
    End of period                                                          $10.81              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                     12,732                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.34               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,018               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.55              $10.88             $10.98
    End of period                                                          $11.54              $12.55             $10.88
  Accumulation units outstanding
  at the end of period                                                      4,620                -                   -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.13              $17.67             $17.55
    End of period                                                          $19.01              $18.13             $17.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.75              $11.24             $11.13
    End of period                                                          $12.84              $12.75             $11.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division(1162)

  Accumulation unit value:
    Beginning of period                                                    $10.17              $10.12               N/A
    End of period                                                          $10.45              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.09              $11.67              $9.84
    End of period                                                          $16.56              $15.09             $11.67
  Accumulation units outstanding
  at the end of period                                                     12,516                -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.64              $20.61             $19.47
    End of period                                                          $23.95              $22.64             $20.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.92              $14.74             $14.77
    End of period                                                          $15.55              $14.92             $14.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $9.98                N/A
    End of period                                                          $14.01              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                      9,823                -                  N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.81              $17.64             $16.17
    End of period                                                          $18.90              $19.81             $17.64
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.48              $14.40             $13.45
    End of period                                                          $15.05              $16.48             $14.40
  Accumulation units outstanding
  at the end of period                                                     11,083              16,963                -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.16              $11.05             $11.82
    End of period                                                          $11.58              $12.16             $11.05
  Accumulation units outstanding
  at the end of period                                                     21,935              21,935             11,095

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.90             $10.93
    End of period                                                          $11.54              $11.07             $10.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.83              $4.37               $4.34
    End of period                                                           $5.96              $5.83               $4.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.10             $10.43
    End of period                                                          $10.14              $11.23             $10.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.93              $8.61               $9.05
    End of period                                                          $10.83              $10.93              $8.61
  Accumulation units outstanding
  at the end of period                                                        -                47,100                -

JNL/MCM Dow Dividend Division(1013)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $9.97                N/A
    End of period                                                          $10.37              $11.76               N/A
  Accumulation units outstanding
  at the end of period                                                     29,690              99,105               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.41              $8.22               $7.94
    End of period                                                           $9.57              $9.41               $8.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.22              $12.22             $11.53
    End of period                                                          $11.51              $14.22             $12.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.95              $12.34             $10.96
    End of period                                                          $18.46              $16.95             $12.34
  Accumulation units outstanding
  at the end of period                                                        -                80,632                -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.48              $11.02             $10.34
    End of period                                                          $12.10              $11.48             $11.02
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.26              $14.83             $13.03
    End of period                                                          $19.75              $18.26             $14.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.76              $11.81             $10.68
    End of period                                                          $13.68              $13.76             $11.81
  Accumulation units outstanding
  at the end of period                                                     363,259            374,300                -

JNL/MCM JNL Optimized 5 Division(1112)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $8.97                N/A
    End of period                                                          $11.90              $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                     107,165             34,242               N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.50              $9.87
    End of period                                                          $12.57              $10.77             $10.50
  Accumulation units outstanding
  at the end of period                                                     32,595                -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.78              $22.62             $17.05
    End of period                                                          $35.51              $26.78             $22.62
  Accumulation units outstanding
  at the end of period                                                      3,868                -                   -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.33              $13.00              $9.71
    End of period                                                          $13.73              $13.33             $13.00
  Accumulation units outstanding
  at the end of period                                                     15,203              64,682                -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1076)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $9.60                N/A
    End of period                                                          $10.71              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                     19,888              14,163               N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.91              $13.87             $12.30
    End of period                                                          $15.70              $14.91             $13.87
  Accumulation units outstanding
  at the end of period                                                     16,101              17,980                -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.91              $10.56             $10.19
    End of period                                                          $12.25              $11.91             $10.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.47              $19.07             $16.79
    End of period                                                          $17.96              $20.47             $19.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.23              $13.23             $12.41
    End of period                                                          $14.61              $15.23             $13.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.98              $5.57               $5.35
    End of period                                                           $6.71              $5.98               $5.57
  Accumulation units outstanding
  at the end of period                                                     174,057               -                   -

JNL/MCM Value Line 30 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.01              $15.53             $11.35
    End of period                                                          $17.58              $15.01             $15.53
  Accumulation units outstanding
  at the end of period                                                     33,123              62,854                -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.09              $11.90             $10.83
    End of period                                                          $14.20              $13.09             $11.90
  Accumulation units outstanding
  at the end of period                                                     14,415              11,184                -

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.17              $12.36             $11.03
    End of period                                                          $14.76              $14.17             $12.36
  Accumulation units outstanding
  at the end of period                                                     21,411              4,880               2,553

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.83              $8.58               $7.82
    End of period                                                           $9.52              $8.83               $8.58
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.63              $13.43             $13.39
    End of period                                                          $14.45              $13.63             $13.43
  Accumulation units outstanding
  at the end of period                                                      4,467              4,467               2,219

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.63              $20.29             $18.86
    End of period                                                          $20.57              $22.63             $20.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $15.14
    End of period                                                            N/A                N/A               $15.50
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.55              $12.51             $12.46
    End of period                                                          $13.13              $13.55             $12.51
  Accumulation units outstanding
  at the end of period                                                      7,939                -                   -

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.30              $19.22             $18.50
    End of period                                                          $19.70              $21.30             $19.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.39              $8.09               $7.24
    End of period                                                           $8.16              $8.39               $8.09
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.66              $12.94             $11.93
    End of period                                                          $15.68              $14.66             $12.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.47             $10.26
    End of period                                                          $11.53              $11.07             $10.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.60              $13.05             $12.17
    End of period                                                          $15.55              $14.60             $13.05
  Accumulation units outstanding
  at the end of period                                                     68,562                -                   -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.79             $10.39
    End of period                                                          $12.33              $11.68             $10.79
  Accumulation units outstanding
  at the end of period                                                     51,615                -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.87              $12.62             $11.93
    End of period                                                          $14.77              $13.87             $12.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.96              $22.41             $22.09
    End of period                                                          $26.30              $24.96             $22.41
  Accumulation units outstanding
  at the end of period                                                      4,592              2,664               1,354


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $11.61             $11.53
    End of period                                                          $12.21              $11.90             $11.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.38              $17.20             $16.06
    End of period                                                          $21.54              $20.38             $17.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $28.18              $25.28             $23.87
    End of period                                                          $30.41              $28.18             $25.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $36.95              $35.30             $30.63
    End of period                                                          $42.45              $36.95             $35.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.73              $13.37             $13.06
    End of period                                                          $15.54              $15.73             $13.37
  Accumulation units outstanding
  at the end of period                                                     11,055              4,884               2,516
Accumulation Unit Values
Contract with Endorsements - 2.02%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.55              $13.78             $12.40
    End of period                                                          $17.80              $16.55             $13.78
  Accumulation units outstanding
  at the end of period                                                     36,270               264                  -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.18              $11.53             $10.83
    End of period                                                          $13.82              $12.18             $11.53
  Accumulation units outstanding
  at the end of period                                                     84,756              6,657                 -

JNL/AIM Real Estate Division(1021)

  Accumulation unit value:
    Beginning of period                                                    $15.42              $12.47               N/A
    End of period                                                          $12.85              $15.42               N/A
  Accumulation units outstanding
  at the end of period                                                     19,661              7,324                N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.95              $12.43             $11.33
    End of period                                                          $15.22              $13.95             $12.43
  Accumulation units outstanding
  at the end of period                                                      4,054                -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.66              $18.14             $16.30
    End of period                                                          $20.23              $18.66             $18.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.36
    End of period                                                            N/A                N/A                $9.77
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.60              $10.69              $9.79
    End of period                                                          $12.27              $11.60             $10.69
  Accumulation units outstanding
  at the end of period                                                     17,085              4,495                 -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.25              $21.84             $21.20
    End of period                                                          $28.67              $24.25             $21.84
  Accumulation units outstanding
  at the end of period                                                      3,605                -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.87              $25.24             $24.10
    End of period                                                          $27.82              $25.87             $25.24
  Accumulation units outstanding
  at the end of period                                                      2,225                -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.33               N/A                 N/A
    End of period                                                          $13.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,711               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $10.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,249               N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.21              $16.54             $16.10
    End of period                                                          $17.95              $18.21             $16.54
  Accumulation units outstanding
  at the end of period                                                      8,518                -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.98              $18.68             $17.84
    End of period                                                          $24.15              $21.98             $18.68
  Accumulation units outstanding
  at the end of period                                                     10,764                -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                           $9.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     240,652              N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       249                N/A                 N/A

JNL/Franklin Templeton Income Division(1085)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.93                N/A
    End of period                                                          $10.81              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                     52,125              17,215               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,149               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(1054)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $12.32               N/A
    End of period                                                          $11.55              $12.56               N/A
  Accumulation units outstanding
  at the end of period                                                     10,432              8,040                N/A

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.11              $17.65             $17.64
    End of period                                                          $18.99              $18.11             $17.65
  Accumulation units outstanding
  at the end of period                                                     29,878              15,375              2,475

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.75              $11.24             $10.60
    End of period                                                          $12.84              $12.75             $11.24
  Accumulation units outstanding
  at the end of period                                                     21,518              5,152                568

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.17              $10.00               N/A
    End of period                                                          $10.45              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                      4,227              1,113                N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.08              $11.66             $10.37
    End of period                                                          $16.54              $15.08             $11.66
  Accumulation units outstanding
  at the end of period                                                     49,020              58,000              5,253


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.61              $20.59             $19.45
    End of period                                                          $23.92              $22.61             $20.59
  Accumulation units outstanding
  at the end of period                                                       987                399                  -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.90              $14.73             $14.76
    End of period                                                          $15.53              $14.90             $14.73
  Accumulation units outstanding
  at the end of period                                                      8,946              4,722                 -

JNL/Lazard Emerging Markets Division(1081)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $8.71                N/A
    End of period                                                          $14.01              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                     39,924              2,364                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.79              $17.62             $16.68
    End of period                                                          $18.88              $19.79             $17.62
  Accumulation units outstanding
  at the end of period                                                     29,264              10,110               628

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.47              $14.39             $14.25
    End of period                                                          $15.04              $16.47             $14.39
  Accumulation units outstanding
  at the end of period                                                      8,695              5,355               1,853

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1449)

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                           $9.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,555               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.15              $11.04             $11.82
    End of period                                                          $11.57              $12.15             $11.04
  Accumulation units outstanding
  at the end of period                                                     25,331              22,100              7,609

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.89             $10.90
    End of period                                                          $11.54              $11.06             $10.89
  Accumulation units outstanding
  at the end of period                                                     24,064              11,827               609

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.82              $4.37               $4.34
    End of period                                                           $5.95              $5.82               $4.37
  Accumulation units outstanding
  at the end of period                                                      8,019              2,859                 -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.09             $10.43
    End of period                                                          $10.13              $11.22             $10.09
  Accumulation units outstanding
  at the end of period                                                       587                 -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.93              $8.61               $9.19
    End of period                                                          $10.82              $10.93              $8.61
  Accumulation units outstanding
  at the end of period                                                     36,504              32,947              9,063

JNL/MCM Dow Dividend Division(1011)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $9.87                N/A
    End of period                                                          $10.37              $11.76               N/A
  Accumulation units outstanding
  at the end of period                                                     36,730              12,511               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.40              $8.21               $8.18
    End of period                                                           $9.56              $9.40               $8.21
  Accumulation units outstanding
  at the end of period                                                     15,149              6,290               1,014

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.21              $12.22             $11.53
    End of period                                                          $11.51              $14.21             $12.22
  Accumulation units outstanding
  at the end of period                                                      1,431               206                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.94              $12.33             $11.24
    End of period                                                          $18.44              $16.94             $12.33
  Accumulation units outstanding
  at the end of period                                                     62,537              37,532              8,068

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.47              $11.02             $10.34
    End of period                                                          $12.09              $11.47             $11.02
  Accumulation units outstanding
  at the end of period                                                      4,559               491                  -

JNL/MCM Index 5 Division(1441)

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,374               N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.25              $14.83             $13.71
    End of period                                                          $19.74              $18.25             $14.83
  Accumulation units outstanding
  at the end of period                                                     25,806              9,898                364


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.76              $11.81             $10.98
    End of period                                                          $13.67              $13.76             $11.81
  Accumulation units outstanding
  at the end of period                                                     404,998            283,770             22,545

JNL/MCM JNL Optimized 5 Division(1090)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $8.90                N/A
    End of period                                                          $11.90              $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                     32,410              3,308                N/A

JNL/MCM Nasdaq 25 Division(987)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $11.09               N/A
    End of period                                                          $12.57              $10.77               N/A
  Accumulation units outstanding
  at the end of period                                                      8,070              5,912                N/A

JNL/MCM NYSE International 25 Division(1418)

  Accumulation unit value:
    Beginning of period                                                    $11.75               N/A                 N/A
    End of period                                                          $11.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,254               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.76              $22.60             $20.63
    End of period                                                          $35.47              $26.76             $22.60
  Accumulation units outstanding
  at the end of period                                                     13,658              5,616                655

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.32              $12.99             $10.67
    End of period                                                          $13.71              $13.32             $12.99
  Accumulation units outstanding
  at the end of period                                                     40,287              38,868              8,733


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,991               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.90              $13.86             $12.96
    End of period                                                          $15.69              $14.90             $13.86
  Accumulation units outstanding
  at the end of period                                                     16,795              7,201                377

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.91              $10.56             $10.43
    End of period                                                          $12.24              $11.91             $10.56
  Accumulation units outstanding
  at the end of period                                                     23,371              9,196                784

JNL/MCM S&P SMid 60 Division(1316)

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                           $8.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,463               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.45              $19.06             $18.31
    End of period                                                          $17.95              $20.45             $19.06
  Accumulation units outstanding
  at the end of period                                                     17,705              12,139              4,442

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.22              $13.22             $12.76
    End of period                                                          $14.60              $15.22             $13.22
  Accumulation units outstanding
  at the end of period                                                     16,979              10,388               383


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.97              $5.57               $5.31
    End of period                                                           $6.70              $5.97               $5.57
  Accumulation units outstanding
  at the end of period                                                     12,400               212                 606

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.01              $15.53             $11.58
    End of period                                                          $17.57              $15.01             $15.53
  Accumulation units outstanding
  at the end of period                                                     65,079              35,388             15,663

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $11.90             $10.37
    End of period                                                          $14.20              $13.08             $11.90
  Accumulation units outstanding
  at the end of period                                                     19,967              89,585             15,680

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.16              $12.35             $11.02
    End of period                                                          $14.75              $14.16             $12.35
  Accumulation units outstanding
  at the end of period                                                     20,154              18,210               642

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.82              $8.23               $7.82
    End of period                                                           $9.52              $8.82               $8.58
  Accumulation units outstanding
  at the end of period                                                        -                4,455                 -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,289               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.61              $13.42             $13.38
    End of period                                                          $14.44              $13.61             $13.42
  Accumulation units outstanding
  at the end of period                                                     46,945              26,640              1,121

JNL/PPM America Core Equity Division(1054)

  Accumulation unit value:
    Beginning of period                                                    $22.60              $21.33               N/A
    End of period                                                          $20.54              $22.60               N/A
  Accumulation units outstanding
  at the end of period                                                       625                263                 N/A

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $15.12
    End of period                                                            N/A                N/A               $15.49
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.54              $12.50             $12.66
    End of period                                                          $13.12              $13.54             $12.50
  Accumulation units outstanding
  at the end of period                                                     44,065              20,890              1,554

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.27              $19.20             $18.49
    End of period                                                          $19.67              $21.27             $19.20
  Accumulation units outstanding
  at the end of period                                                     16,895                -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.38              $8.09               $7.24
    End of period                                                           $8.15              $8.38               $8.09
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division(1458)

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,006               N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $10.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,071               N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.64              $12.93             $12.19
    End of period                                                          $15.66              $14.64             $12.93
  Accumulation units outstanding
  at the end of period                                                      8,166              6,026                425

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.53             $10.26
    End of period                                                          $11.53              $11.07             $10.47
  Accumulation units outstanding
  at the end of period                                                     16,789              9,921                 -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.59              $13.04             $12.40
    End of period                                                          $15.54              $14.59             $13.04
  Accumulation units outstanding
  at the end of period                                                     49,956              6,961               3,642

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.92             $10.39
    End of period                                                          $12.33              $11.68             $10.79
  Accumulation units outstanding
  at the end of period                                                     136,350             43,607                -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.86              $12.61             $11.92
    End of period                                                          $14.76              $13.86             $12.61
  Accumulation units outstanding
  at the end of period                                                     27,093              9,839                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division(1123)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $9.97                N/A
    End of period                                                          $11.04              $10.54               N/A
  Accumulation units outstanding
  at the end of period                                                     10,947               422                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.94              $22.39             $22.07
    End of period                                                          $26.27              $24.94             $22.39
  Accumulation units outstanding
  at the end of period                                                     27,875              7,002                371


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $11.58             $11.50
    End of period                                                          $12.18              $11.86             $11.58
  Accumulation units outstanding
  at the end of period                                                     29,870              1,196                 -

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.37              $17.19             $16.80
    End of period                                                          $21.53              $20.37             $17.19
  Accumulation units outstanding
  at the end of period                                                     22,058              6,346                902

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $28.14              $25.26             $23.97
    End of period                                                          $30.37              $28.14             $25.26
  Accumulation units outstanding
  at the end of period                                                     16,256              8,958                216

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $36.91              $35.26             $31.40
    End of period                                                          $42.39              $36.91             $35.26
  Accumulation units outstanding
  at the end of period                                                     22,634              14,949               825

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.71              $13.36             $13.05
    End of period                                                          $15.53              $15.71             $13.36
  Accumulation units outstanding
  at the end of period                                                     62,480              9,171                472
Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.49              $13.73             $12.99
    End of period                                                          $17.74              $16.49             $13.73
  Accumulation units outstanding
  at the end of period                                                     15,603              10,656              3,884

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.16              $11.51             $10.82
    End of period                                                          $13.79              $12.16             $11.51
  Accumulation units outstanding
  at the end of period                                                     10,490              4,554                 -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.42              $11.54             $10.26
    End of period                                                          $12.84              $15.42             $11.54
  Accumulation units outstanding
  at the end of period                                                     20,171              17,324              2,094

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.92              $12.41             $11.86
    End of period                                                          $15.19              $13.92             $12.41
  Accumulation units outstanding
  at the end of period                                                      4,605              4,199                349

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.60              $18.09             $16.43
    End of period                                                          $20.16              $18.60             $18.09
  Accumulation units outstanding
  at the end of period                                                        -                2,479               2,261


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.34
    End of period                                                            N/A                N/A                $9.74
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $10.67             $10.10
    End of period                                                          $12.24              $11.58             $10.67
  Accumulation units outstanding
  at the end of period                                                     40,975              36,279             23,087

JNL/Capital Guardian Global Diversified Research Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.16              $21.77             $20.59
    End of period                                                          $28.56              $24.16             $21.77
  Accumulation units outstanding
  at the end of period                                                      1,182                49                 307

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.78              $25.15             $23.57
    End of period                                                          $27.71              $25.78             $25.15
  Accumulation units outstanding
  at the end of period                                                      5,375              1,760               1,521

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $13.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,099               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $10.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,028               N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.16              $16.50             $16.24
    End of period                                                          $17.89              $18.16             $16.50
  Accumulation units outstanding
  at the end of period                                                       565                427                 421

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.92              $18.63             $18.56
    End of period                                                          $24.07              $21.92             $18.63
  Accumulation units outstanding
  at the end of period                                                      5,937              2,850                352

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     71,940               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,416               N/A                 N/A

JNL/Franklin Templeton Income Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.00               N/A
    End of period                                                          $10.81              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                     52,635              11,791               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.06               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,809               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.55              $10.88             $10.43
    End of period                                                          $11.54              $12.55             $10.88
  Accumulation units outstanding
  at the end of period                                                      5,408              3,832                 -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.04              $17.59             $17.48
    End of period                                                          $18.92              $18.04             $17.59
  Accumulation units outstanding
  at the end of period                                                     14,713              5,837                 -

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.74              $11.24             $10.15
    End of period                                                          $12.83              $12.74             $11.24
  Accumulation units outstanding
  at the end of period                                                      6,894              5,884               1,468

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.17              $10.00               N/A
    End of period                                                          $10.44              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     12,004              1,546                N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.04              $11.63             $10.35
    End of period                                                          $16.49              $15.04             $11.63
  Accumulation units outstanding
  at the end of period                                                     27,404              12,179              1,462


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.53              $20.53             $19.51
    End of period                                                          $23.83              $22.53             $20.53
  Accumulation units outstanding
  at the end of period                                                      4,021              3,745               1,974

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.85              $14.68             $14.69
    End of period                                                          $15.47              $14.85             $14.68
  Accumulation units outstanding
  at the end of period                                                     10,595              1,784                902

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.00               N/A
    End of period                                                          $14.00              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                     17,644              4,531                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.73              $17.58             $16.64
    End of period                                                          $18.82              $19.73             $17.58
  Accumulation units outstanding
  at the end of period                                                     13,474              5,978               4,646

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.42              $14.35             $14.22
    End of period                                                          $14.99              $16.42             $14.35
  Accumulation units outstanding
  at the end of period                                                      6,421              4,615               2,748

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                           $9.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,194               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.12              $11.02             $11.80
    End of period                                                          $11.54              $12.12             $11.02
  Accumulation units outstanding
  at the end of period                                                     71,554              29,010              9,130

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.88             $10.89
    End of period                                                          $11.52              $11.05             $10.88
  Accumulation units outstanding
  at the end of period                                                     21,555              12,789              1,960

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.81              $4.36               $4.33
    End of period                                                           $5.94              $5.81               $4.36
  Accumulation units outstanding
  at the end of period                                                     18,574              9,074                 -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.07             $10.41
    End of period                                                          $10.10              $11.19             $10.07
  Accumulation units outstanding
  at the end of period                                                       741                730                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $8.59               $9.17
    End of period                                                          $10.79              $10.90              $8.59
  Accumulation units outstanding
  at the end of period                                                     102,054             45,907             21,036

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $10.08               N/A
    End of period                                                          $10.37              $11.76               N/A
  Accumulation units outstanding
  at the end of period                                                     54,288              36,938               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.37              $8.19               $8.16
    End of period                                                           $9.53              $9.37               $8.19
  Accumulation units outstanding
  at the end of period                                                      6,723              6,878               2,602

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.18              $12.20             $11.51
    End of period                                                          $11.48              $14.18             $12.20
  Accumulation units outstanding
  at the end of period                                                      5,636              9,070               4,389

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.91              $12.32             $11.23
    End of period                                                          $18.41              $16.91             $12.32
  Accumulation units outstanding
  at the end of period                                                     82,500              37,068              9,632

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.45              $10.99             $10.51
    End of period                                                          $12.06              $11.45             $10.99
  Accumulation units outstanding
  at the end of period                                                     15,400              13,817              6,146

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.26              $14.84             $13.73
    End of period                                                          $19.74              $18.26             $14.84
  Accumulation units outstanding
  at the end of period                                                     42,984              37,465             12,615


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.75              $11.81             $11.28
    End of period                                                          $13.66              $13.75             $11.81
  Accumulation units outstanding
  at the end of period                                                     754,073            526,832             55,230

JNL/MCM JNL Optimized 5 Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.04               N/A
    End of period                                                          $11.89              $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                     70,081              35,379               N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.49             $10.18
    End of period                                                          $12.56              $10.77             $10.49
  Accumulation units outstanding
  at the end of period                                                     13,494              10,156              6,125

JNL/MCM NYSE International 25 Division(1306)

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A                 N/A
    End of period                                                          $11.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,036               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.70              $22.56             $20.59
    End of period                                                          $35.38              $26.70             $22.56
  Accumulation units outstanding
  at the end of period                                                     18,284              10,064              2,607

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.30              $12.97             $10.65
    End of period                                                          $13.68              $13.30             $12.97
  Accumulation units outstanding
  at the end of period                                                     78,067              39,588              8,342


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1090)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $9.30                N/A
    End of period                                                          $10.71              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                      2,149              2,152                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.88              $13.84             $12.95
    End of period                                                          $15.66              $14.88             $13.84
  Accumulation units outstanding
  at the end of period                                                     37,054              29,758             14,004

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $10.55             $10.42
    End of period                                                          $12.22              $11.89             $10.55
  Accumulation units outstanding
  at the end of period                                                     67,374              54,587             35,214

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                           $8.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,703               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.43              $19.05             $18.30
    End of period                                                          $17.92              $20.43             $19.05
  Accumulation units outstanding
  at the end of period                                                     35,801              9,656               3,252

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.20              $13.21             $12.75
    End of period                                                          $14.58              $15.20             $13.21
  Accumulation units outstanding
  at the end of period                                                     36,149              29,089             13,548


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.96              $5.56               $5.30
    End of period                                                           $6.68              $5.96               $5.56
  Accumulation units outstanding
  at the end of period                                                     29,981              15,773              9,426

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.00              $15.52             $12.64
    End of period                                                          $17.55              $15.00             $15.52
  Accumulation units outstanding
  at the end of period                                                     99,720              56,557             12,944

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $11.90             $11.37
    End of period                                                          $14.19              $13.08             $11.90
  Accumulation units outstanding
  at the end of period                                                     27,295              25,537              3,672

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.14              $12.34             $11.01
    End of period                                                          $14.72              $14.14             $12.34
  Accumulation units outstanding
  at the end of period                                                     10,687              7,516               1,093

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.81              $8.57               $7.81
    End of period                                                           $9.49              $8.81               $8.57
  Accumulation units outstanding
  at the end of period                                                        -                1,943                 -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.25               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,569               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.58              $13.39             $13.36
    End of period                                                          $14.40              $13.58             $13.39
  Accumulation units outstanding
  at the end of period                                                     33,130              18,203              9,641

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.52              $20.21             $18.79
    End of period                                                          $20.46              $22.52             $20.21
  Accumulation units outstanding
  at the end of period                                                       361                286                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $15.08
    End of period                                                            N/A                N/A               $15.44
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $12.47             $12.43
    End of period                                                          $13.08              $13.50             $12.47
  Accumulation units outstanding
  at the end of period                                                     16,400              7,729                 -

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.20              $19.14             $18.43
    End of period                                                          $19.60              $21.20             $19.14
  Accumulation units outstanding
  at the end of period                                                       660                 -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.37              $8.07               $7.23
    End of period                                                           $8.13              $8.37               $8.07
  Accumulation units outstanding
  at the end of period                                                        -                 136                  -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       480                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,455               N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $10.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,874               N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.60              $12.90             $12.16
    End of period                                                          $15.62              $14.60             $12.90
  Accumulation units outstanding
  at the end of period                                                     13,259              8,896               9,387

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.47             $10.34
    End of period                                                          $11.52              $11.07             $10.47
  Accumulation units outstanding
  at the end of period                                                     43,094              33,356             12,085

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.55              $13.01             $12.37
    End of period                                                          $15.49              $14.55             $13.01
  Accumulation units outstanding
  at the end of period                                                     453,595            341,318             153,947

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $10.79             $10.52
    End of period                                                          $12.31              $11.67             $10.79
  Accumulation units outstanding
  at the end of period                                                     82,865              67,651              7,603

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.84              $12.60             $12.14
    End of period                                                          $14.73              $13.84             $12.60
  Accumulation units outstanding
  at the end of period                                                     166,858            163,612             32,904


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                    $11.63               N/A                 N/A
    End of period                                                          $11.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,136               N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                    $10.73               N/A                 N/A
    End of period                                                          $11.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,192               N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.85              $22.32             $22.00
    End of period                                                          $26.17              $24.85             $22.32
  Accumulation units outstanding
  at the end of period                                                     19,421              13,642               854


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $11.56             $11.49
    End of period                                                          $12.15              $11.84             $11.56
  Accumulation units outstanding
  at the end of period                                                     88,342              16,638                -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.35              $17.17             $16.04
    End of period                                                          $21.49              $20.35             $17.17
  Accumulation units outstanding
  at the end of period                                                     13,438              15,412                -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $28.05              $25.18             $23.90
    End of period                                                          $30.25              $28.05             $25.18
  Accumulation units outstanding
  at the end of period                                                     11,734              1,357               1,107

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $36.78              $35.15             $31.31
    End of period                                                          $42.23              $36.78             $35.15
  Accumulation units outstanding
  at the end of period                                                      8,022              3,033               1,317

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.68              $13.34             $13.03
    End of period                                                          $15.49              $15.68             $13.34
  Accumulation units outstanding
  at the end of period                                                     16,547              13,203              2,270
Accumulation Unit Values
Contract with Endorsements - 2.085%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(1470)

  Accumulation unit value:
    Beginning of period                                                    $14.35               N/A                 N/A
    End of period                                                          $14.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,242               N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division(1470)

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,619               N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1470)

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     61,839               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.095%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $16.48               N/A                 N/A
    End of period                                                          $17.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,482               N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $15.41               N/A                 N/A
    End of period                                                          $12.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,144               N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division(1289)

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     92,389               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $15.06               N/A                 N/A
    End of period                                                          $16.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,953               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $13.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,974               N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.74               N/A                 N/A
    End of period                                                          $10.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     43,881               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $16.83               N/A                 N/A
    End of period                                                          $18.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,172               N/A                 N/A

JNL/MCM Healthcare Sector Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.41               N/A                 N/A
    End of period                                                          $12.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,397               N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.64               N/A                 N/A
    End of period                                                          $13.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,615               N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $25.59               N/A                 N/A
    End of period                                                          $35.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,948               N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $14.58               N/A                 N/A
    End of period                                                          $17.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     49,610               N/A                 N/A

JNL/MCM VIP Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $12.96               N/A                 N/A
    End of period                                                          $14.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,291               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division(1301)

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,631               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $24.67               N/A                 N/A
    End of period                                                          $26.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,209               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $36.51               N/A                 N/A
    End of period                                                          $41.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,538               N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.40              $13.66             $12.93
    End of period                                                          $17.63              $16.40             $13.66
  Accumulation units outstanding
  at the end of period                                                     10,022               409                 754

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.13              $11.49             $10.95
    End of period                                                          $13.75              $12.13             $11.49
  Accumulation units outstanding
  at the end of period                                                     26,322               190                 198

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.41              $11.54             $10.51
    End of period                                                          $12.82              $15.41             $11.54
  Accumulation units outstanding
  at the end of period                                                      4,621              4,954                 -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.89              $12.39             $11.30
    End of period                                                          $15.14              $13.89             $12.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.49              $17.99             $16.35
    End of period                                                          $20.04              $18.49             $17.99
  Accumulation units outstanding
  at the end of period                                                        -                 121                 126


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.31
    End of period                                                            N/A                N/A                $9.71
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.64             $10.08
    End of period                                                          $12.20              $11.54             $10.64
  Accumulation units outstanding
  at the end of period                                                      2,351              1,752               1,806

JNL/Capital Guardian Global Diversified Research Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.03              $21.65             $20.49
    End of period                                                          $28.38              $24.03             $21.65
  Accumulation units outstanding
  at the end of period                                                       762                835                 39

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.63              $25.02             $23.46
    End of period                                                          $27.54              $25.63             $25.02
  Accumulation units outstanding
  at the end of period                                                      1,250              1,736                659

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $13.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,250               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.06              $16.42             $16.17
    End of period                                                          $17.79              $18.06             $16.42
  Accumulation units outstanding
  at the end of period                                                      1,155               437                 454

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.81              $18.54             $18.48
    End of period                                                          $23.93              $21.81             $18.54
  Accumulation units outstanding
  at the end of period                                                      3,971              1,167                381

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,091               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1070)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.95                N/A
    End of period                                                          $10.80              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                      4,923                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.06               N/A                 N/A
    End of period                                                           $9.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,954               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.54              $10.88             $10.55
    End of period                                                          $11.52              $12.54             $10.88
  Accumulation units outstanding
  at the end of period                                                       729                512                  -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.94              $17.50             $17.50
    End of period                                                          $18.80              $17.94             $17.50
  Accumulation units outstanding
  at the end of period                                                     10,013              9,282               7,291

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.73              $11.23             $10.53
    End of period                                                          $12.81              $12.73             $11.23
  Accumulation units outstanding
  at the end of period                                                      1,860              1,304                 -

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.17              $10.00               N/A
    End of period                                                          $10.43              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                      4,418                -                  N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.97              $11.58             $10.31
    End of period                                                          $16.41              $14.97             $11.58
  Accumulation units outstanding
  at the end of period                                                     12,771              23,018              9,440


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.40              $20.42             $19.41
    End of period                                                          $23.68              $22.40             $20.42
  Accumulation units outstanding
  at the end of period                                                     14,416              14,559               453

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.76              $14.60             $14.61
    End of period                                                          $15.38              $14.76             $14.60
  Accumulation units outstanding
  at the end of period                                                      1,076              2,916               1,893

JNL/Lazard Emerging Markets Division(1071)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $9.48                N/A
    End of period                                                          $13.99              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                     11,400                -                  N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.65              $17.51             $16.59
    End of period                                                          $18.74              $19.65             $17.51
  Accumulation units outstanding
  at the end of period                                                      5,762              3,991               9,945

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.35              $14.29             $14.16
    End of period                                                          $14.91              $16.35             $14.29
  Accumulation units outstanding
  at the end of period                                                       330               1,835               6,069

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $10.99             $11.76
    End of period                                                          $11.49              $12.07             $10.99
  Accumulation units outstanding
  at the end of period                                                      8,975              9,880              16,206

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.02              $10.86             $10.87
    End of period                                                          $11.48              $11.02             $10.86
  Accumulation units outstanding
  at the end of period                                                     17,804              8,942               7,628

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.79              $4.34               $4.32
    End of period                                                           $5.91              $5.79               $4.34
  Accumulation units outstanding
  at the end of period                                                      8,107              6,064                 -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.04             $10.38
    End of period                                                          $10.06              $11.15             $10.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $8.56               $9.14
    End of period                                                          $10.74              $10.86              $8.56
  Accumulation units outstanding
  at the end of period                                                     19,633              20,722              6,646

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $10.00               N/A
    End of period                                                          $10.36              $11.75               N/A
  Accumulation units outstanding
  at the end of period                                                      8,663                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.35              $8.17               $7.90
    End of period                                                           $9.50              $9.35               $8.17
  Accumulation units outstanding
  at the end of period                                                      1,195                -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.13              $12.16             $11.48
    End of period                                                          $11.43              $14.13             $12.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.83              $12.27             $11.18
    End of period                                                          $18.31              $16.83             $12.27
  Accumulation units outstanding
  at the end of period                                                     21,425              22,652             15,516

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $10.96             $10.48
    End of period                                                          $12.01              $11.40             $10.96
  Accumulation units outstanding
  at the end of period                                                      5,198              2,629                927

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.19              $14.79             $13.69
    End of period                                                          $19.66              $18.19             $14.79
  Accumulation units outstanding
  at the end of period                                                     23,860              18,878              9,149


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $11.80             $11.28
    End of period                                                          $13.64              $13.73             $11.80
  Accumulation units outstanding
  at the end of period                                                     112,771            172,049             150,256

JNL/MCM JNL Optimized 5 Division(1084)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $9.38                N/A
    End of period                                                          $11.88              $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                      5,751                -                  N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.48             $10.53
    End of period                                                          $12.54              $10.75             $10.48
  Accumulation units outstanding
  at the end of period                                                       571                 -                   -

JNL/MCM NYSE International 25 Division(1322)

  Accumulation unit value:
    Beginning of period                                                    $10.25               N/A                 N/A
    End of period                                                          $11.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,795               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.60              $22.49             $20.53
    End of period                                                          $35.23              $26.60             $22.49
  Accumulation units outstanding
  at the end of period                                                      3,518              3,850               1,499

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.25              $12.92             $10.62
    End of period                                                          $13.62              $13.25             $12.92
  Accumulation units outstanding
  at the end of period                                                      9,328              9,651               5,376


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1097)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $9.45                N/A
    End of period                                                          $10.70              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.82              $13.79             $12.91
    End of period                                                          $15.59              $14.82             $13.79
  Accumulation units outstanding
  at the end of period                                                     35,309              28,846              6,698

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $10.52             $10.40
    End of period                                                          $12.18              $11.86             $10.52
  Accumulation units outstanding
  at the end of period                                                     73,205              64,936             27,484

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                           $8.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,422               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.33              $18.96             $18.22
    End of period                                                          $17.82              $20.33             $18.96
  Accumulation units outstanding
  at the end of period                                                      5,192              5,226               9,843

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.15              $13.17             $12.72
    End of period                                                          $14.52              $15.15             $13.17
  Accumulation units outstanding
  at the end of period                                                     30,715              27,335              7,045


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.93              $5.54               $5.32
    End of period                                                           $6.66              $5.93               $5.54
  Accumulation units outstanding
  at the end of period                                                       297               3,681                 -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.98              $15.51             $12.64
    End of period                                                          $17.53              $14.98             $15.51
  Accumulation units outstanding
  at the end of period                                                     19,721              26,889             31,105

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.06              $11.89             $11.37
    End of period                                                          $14.16              $13.06             $11.89
  Accumulation units outstanding
  at the end of period                                                     70,957             107,268             85,222

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.09              $12.30             $10.99
    End of period                                                          $14.67              $14.09             $12.30
  Accumulation units outstanding
  at the end of period                                                      5,093              8,060               3,854

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.78              $8.55               $7.77
    End of period                                                           $9.46              $8.78               $8.55
  Accumulation units outstanding
  at the end of period                                                        -                1,675               1,612

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,354               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.52              $13.34             $13.31
    End of period                                                          $14.33              $13.52             $13.34
  Accumulation units outstanding
  at the end of period                                                     28,643              37,330             17,268

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.39              $20.10             $18.69
    End of period                                                          $20.33              $22.39             $20.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $15.10
    End of period                                                            N/A                N/A               $15.44
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.44              $12.42             $12.59
    End of period                                                          $13.01              $13.44             $12.42
  Accumulation units outstanding
  at the end of period                                                      1,281              1,545               2,577

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.08              $19.04             $18.35
    End of period                                                          $19.48              $21.08             $19.04
  Accumulation units outstanding
  at the end of period                                                       108                 -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.36              $8.07               $7.23
    End of period                                                           $8.12              $8.36               $8.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.54              $12.85             $11.86
    End of period                                                          $15.54              $14.54             $12.85
  Accumulation units outstanding
  at the end of period                                                      7,334              20,772                -

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.46             $10.33
    End of period                                                          $11.50              $11.05             $10.46
  Accumulation units outstanding
  at the end of period                                                      1,003              27,700             25,898

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.48              $12.96             $12.33
    End of period                                                          $15.42              $14.48             $12.96
  Accumulation units outstanding
  at the end of period                                                     34,937              39,715              7,665

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $10.78             $10.52
    End of period                                                          $12.29              $11.66             $10.78
  Accumulation units outstanding
  at the end of period                                                     50,092              54,067             20,380

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.77              $12.53             $12.08
    End of period                                                          $14.64              $13.77             $12.53
  Accumulation units outstanding
  at the end of period                                                     40,485              39,041             25,172


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1175)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.41               N/A
    End of period                                                          $11.53              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Retirement 2020 Division(1197)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.74               N/A
    End of period                                                          $11.69              $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.70              $22.20             $21.89
    End of period                                                          $26.00              $24.70             $22.20
  Accumulation units outstanding
  at the end of period                                                      4,095              4,377               3,134


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $11.52             $11.45
    End of period                                                          $12.10              $11.79             $11.52
  Accumulation units outstanding
  at the end of period                                                     22,128              2,610               5,219

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.30              $17.14             $16.76
    End of period                                                          $21.44              $20.30             $17.14
  Accumulation units outstanding
  at the end of period                                                      1,956              3,088                264

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $27.88              $25.04             $23.78
    End of period                                                          $30.06              $27.88             $25.04
  Accumulation units outstanding
  at the end of period                                                     13,580              11,166               900

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $36.57              $34.96             $31.15
    End of period                                                          $41.97              $36.57             $34.96
  Accumulation units outstanding
  at the end of period                                                      4,599              5,471               2,201

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.63              $13.30             $13.00
    End of period                                                          $15.43              $15.63             $13.30
  Accumulation units outstanding
  at the end of period                                                     19,343              3,393               2,608



Accumulation Unit Values
Contract with Endorsements - 2.11%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.38              $13.65             $12.92
    End of period                                                          $17.60              $16.38             $13.65
  Accumulation units outstanding
  at the end of period                                                     11,447              12,137              2,219

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.13              $11.48             $10.80
    End of period                                                          $13.74              $12.13             $11.48
  Accumulation units outstanding
  at the end of period                                                     14,044              11,847                -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.41              $11.54             $10.74
    End of period                                                          $12.82              $15.41             $11.54
  Accumulation units outstanding
  at the end of period                                                     19,752              19,920              3,791

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.88              $12.38             $11.29
    End of period                                                          $15.13              $13.88             $12.38
  Accumulation units outstanding
  at the end of period                                                        -                 751                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.47              $17.98             $16.16
    End of period                                                          $20.02              $18.47             $17.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.31
    End of period                                                            N/A                N/A                $9.70
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.63              $9.75
    End of period                                                          $12.19              $11.53             $10.63
  Accumulation units outstanding
  at the end of period                                                      1,001               165                  -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.00              $21.63             $21.02
    End of period                                                          $28.34              $24.00             $21.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.60              $25.00             $23.89
    End of period                                                          $27.50              $25.60             $25.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $13.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,631               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,273               N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.05              $16.40             $16.15
    End of period                                                          $17.77              $18.05             $16.40
  Accumulation units outstanding
  at the end of period                                                      7,574              8,020               1,812

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.78              $18.52             $17.71
    End of period                                                          $23.90              $21.78             $18.52
  Accumulation units outstanding
  at the end of period                                                     12,986              12,036                -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     191,498              N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,132               N/A                 N/A

JNL/Franklin Templeton Income Division(1093)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.88                N/A
    End of period                                                          $10.79              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                      3,983                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                           $9.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,166               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.54              $10.88             $10.58
    End of period                                                          $11.52              $12.54             $10.88
  Accumulation units outstanding
  at the end of period                                                      7,716              7,745                 -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.92              $17.48             $17.48
    End of period                                                          $18.77              $17.92             $17.48
  Accumulation units outstanding
  at the end of period                                                     41,880              33,489              4,591

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.73              $11.23             $10.74
    End of period                                                          $12.81              $12.73             $11.23
  Accumulation units outstanding
  at the end of period                                                     13,949              15,286              2,962

JNL/Goldman Sachs Short Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $10.17              $10.00               N/A
    End of period                                                          $10.43              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     14,374              1,940                N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.96              $11.57             $10.31
    End of period                                                          $16.40              $14.96             $11.57
  Accumulation units outstanding
  at the end of period                                                     38,317              34,095              3,206


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.38              $20.39             $19.29
    End of period                                                          $23.65              $22.38             $20.39
  Accumulation units outstanding
  at the end of period                                                      1,056               500                  -

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.75              $14.59             $14.60
    End of period                                                          $15.36              $14.75             $14.59
  Accumulation units outstanding
  at the end of period                                                     14,002              9,779               3,453

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $9.98                N/A
    End of period                                                          $13.99              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                      3,907              4,287                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.63              $17.50             $16.58
    End of period                                                          $18.72              $19.63             $17.50
  Accumulation units outstanding
  at the end of period                                                     21,075              21,182              2,033

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.34              $14.29             $14.16
    End of period                                                          $14.91              $16.34             $14.29
  Accumulation units outstanding
  at the end of period                                                      8,533              8,992               2,043

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $10.98             $11.76
    End of period                                                          $11.48              $12.07             $10.98
  Accumulation units outstanding
  at the end of period                                                     17,221              56,903              8,342

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.85             $10.87
    End of period                                                          $11.48              $11.01             $10.85
  Accumulation units outstanding
  at the end of period                                                     15,922              11,885              3,894

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.79              $4.34               $4.32
    End of period                                                           $5.91              $5.79               $4.34
  Accumulation units outstanding
  at the end of period                                                     12,006              10,003                -

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.03             $10.31
    End of period                                                          $10.05              $11.15             $10.03
  Accumulation units outstanding
  at the end of period                                                      5,333               589                 537

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $8.55               $9.00
    End of period                                                          $10.73              $10.85              $8.55
  Accumulation units outstanding
  at the end of period                                                     27,609              70,700                -

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $10.06               N/A
    End of period                                                          $10.35              $11.75               N/A
  Accumulation units outstanding
  at the end of period                                                     94,208              76,299               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.16               $7.90
    End of period                                                           $9.49              $9.34               $8.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.12              $12.15             $11.47
    End of period                                                          $11.42              $14.12             $12.15
  Accumulation units outstanding
  at the end of period                                                      3,378              2,653               2,267

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.82              $12.26             $11.18
    End of period                                                          $18.30              $16.82             $12.26
  Accumulation units outstanding
  at the end of period                                                     69,771              97,799             10,690

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $10.95             $10.48
    End of period                                                          $12.00              $11.40             $10.95
  Accumulation units outstanding
  at the end of period                                                      6,934              2,228               1,653

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.17              $14.77             $13.67
    End of period                                                          $19.63              $18.17             $14.77
  Accumulation units outstanding
  at the end of period                                                     18,892              19,028              2,346


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $11.80             $11.28
    End of period                                                          $13.63              $13.73             $11.80
  Accumulation units outstanding
  at the end of period                                                     482,416            431,799             44,050

JNL/MCM JNL Optimized 5 Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $9.99                N/A
    End of period                                                          $11.88              $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                     21,839                -                  N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.48              $9.98
    End of period                                                          $12.53              $10.75             $10.48
  Accumulation units outstanding
  at the end of period                                                     11,405              1,551                 -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.58              $22.47             $20.52
    End of period                                                          $35.21              $26.58             $22.47
  Accumulation units outstanding
  at the end of period                                                     21,913              8,408               2,559

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.24              $12.92             $10.61
    End of period                                                          $13.61              $13.24             $12.92
  Accumulation units outstanding
  at the end of period                                                     20,822              60,104              8,248


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $9.57                N/A
    End of period                                                          $10.70              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                      6,262              2,810                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.83              $13.81             $12.92
    End of period                                                          $15.60              $14.83             $13.81
  Accumulation units outstanding
  at the end of period                                                     13,225              12,529              2,196

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $10.52             $10.40
    End of period                                                          $12.17              $11.85             $10.52
  Accumulation units outstanding
  at the end of period                                                     16,409              14,978              2,826

JNL/MCM S&P SMid 60 Division(1321)

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                           $8.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       977                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.31              $18.95             $18.21
    End of period                                                          $17.81              $20.31             $18.95
  Accumulation units outstanding
  at the end of period                                                     26,619              41,159              5,963

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.16              $13.18             $12.73
    End of period                                                          $14.53              $15.16             $13.18
  Accumulation units outstanding
  at the end of period                                                     11,112              8,987               2,280


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.93              $5.54               $5.28
    End of period                                                           $6.65              $5.93               $5.54
  Accumulation units outstanding
  at the end of period                                                     123,491             23,621              5,310

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.98              $15.51             $12.64
    End of period                                                          $17.52              $14.98             $15.51
  Accumulation units outstanding
  at the end of period                                                     53,692             105,467             12,284

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.06              $11.89             $11.37
    End of period                                                          $14.16              $13.06             $11.89
  Accumulation units outstanding
  at the end of period                                                     14,845              8,555               3,876

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.09              $12.30             $10.99
    End of period                                                          $14.67              $14.09             $12.30
  Accumulation units outstanding
  at the end of period                                                      2,298              3,193                771

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.78              $8.54               $7.79
    End of period                                                           $9.46              $8.78               $8.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.06               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,426               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.51              $13.33             $13.30
    End of period                                                          $14.31              $13.51             $13.33
  Accumulation units outstanding
  at the end of period                                                     59,513              37,189              7,415

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.37              $20.08             $18.68
    End of period                                                          $20.31              $22.37             $20.08
  Accumulation units outstanding
  at the end of period                                                       847                816                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $15.00
    End of period                                                            N/A                N/A               $15.34
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.43              $12.41             $12.58
    End of period                                                          $13.00              $13.43             $12.41
  Accumulation units outstanding
  at the end of period                                                     13,971              22,928              2,029

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.05              $19.02             $18.33
    End of period                                                          $19.45              $21.05             $19.02
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.33              $8.05               $7.21
    End of period                                                           $8.10              $8.33               $8.05
  Accumulation units outstanding
  at the end of period                                                        -                1,931                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     47,360               N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,271               N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     130,312              N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.53              $12.84             $11.85
    End of period                                                          $15.53              $14.53             $12.84
  Accumulation units outstanding
  at the end of period                                                      8,151              1,754                 -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.46             $10.26
    End of period                                                          $11.49              $11.04             $10.46
  Accumulation units outstanding
  at the end of period                                                     42,137              4,532                 -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.47              $12.95             $12.08
    End of period                                                          $15.40              $14.47             $12.95
  Accumulation units outstanding
  at the end of period                                                     28,738              6,494                 -

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.65              $10.78             $10.52
    End of period                                                          $12.29              $11.65             $10.78
  Accumulation units outstanding
  at the end of period                                                     79,226              58,989             25,084

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.75              $12.52             $11.85
    End of period                                                          $14.63              $13.75             $12.52
  Accumulation units outstanding
  at the end of period                                                     48,787              47,998                -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1076)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $9.88                N/A
    End of period                                                          $11.53              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division(1073)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $9.90                N/A
    End of period                                                          $11.02              $10.53               N/A
  Accumulation units outstanding
  at the end of period                                                      1,398              1,845                N/A

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,127               N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.68              $22.17             $21.87
    End of period                                                          $25.97              $24.68             $22.17
  Accumulation units outstanding
  at the end of period                                                     16,236              14,635              3,170


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.49             $11.42
    End of period                                                          $12.06              $11.76             $11.49
  Accumulation units outstanding
  at the end of period                                                      6,744              6,183                 -

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.29              $17.14             $16.76
    End of period                                                          $21.43              $20.29             $17.14
  Accumulation units outstanding
  at the end of period                                                     23,354              25,218               383

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $27.85              $25.02             $23.64
    End of period                                                          $30.03              $27.85             $25.02
  Accumulation units outstanding
  at the end of period                                                     14,913              13,533                -

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $36.52              $34.93             $31.12
    End of period                                                          $41.91              $36.52             $34.93
  Accumulation units outstanding
  at the end of period                                                      8,282              8,775                865

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.62              $13.29             $12.99
    End of period                                                          $15.42              $15.62             $13.29
  Accumulation units outstanding
  at the end of period                                                     27,146              16,502              2,680
Accumulation Unit Values
Contract with Endorsements - 2.12%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $16.43               N/A                 N/A
    End of period                                                          $17.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,661               N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $15.03               N/A                 N/A
    End of period                                                          $16.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,243               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.83               N/A                 N/A
    End of period                                                          $13.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,821               N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.74               N/A                 N/A
    End of period                                                          $10.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,665               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $14.57               N/A                 N/A
    End of period                                                          $17.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     34,218               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.145%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $15.39               N/A                 N/A
    End of period                                                          $12.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,351               N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.48               N/A                 N/A
    End of period                                                          $12.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     53,875               N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division(1286)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     83,507               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.83               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,518               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.83               N/A                 N/A
    End of period                                                          $13.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,990               N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $12.09               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,902               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $10.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,264               N/A                 N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $16.76               N/A                 N/A
    End of period                                                          $18.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,041               N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.63               N/A                 N/A
    End of period                                                          $13.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,168               N/A                 N/A

JNL/MCM JNL Optimized 5 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.64               N/A                 N/A
    End of period                                                          $11.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     154,192              N/A                 N/A

JNL/MCM Nasdaq 25 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $12.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,816               N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $12.96               N/A                 N/A
    End of period                                                          $13.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,697               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $19.94               N/A                 N/A
    End of period                                                          $17.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,985               N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.72               N/A                 N/A
    End of period                                                          $14.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     94,933               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.30              $13.59             $12.87
    End of period                                                          $17.51              $16.30             $13.59
  Accumulation units outstanding
  at the end of period                                                     101,151             67,143             15,321

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.10              $11.46             $10.94
    End of period                                                          $13.71              $12.10             $11.46
  Accumulation units outstanding
  at the end of period                                                     26,964              16,530               542

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.40              $11.53             $10.13
    End of period                                                          $12.81              $15.40             $11.53
  Accumulation units outstanding
  at the end of period                                                     65,232              68,202             13,828

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.85              $12.36             $11.82
    End of period                                                          $15.10              $13.85             $12.36
  Accumulation units outstanding
  at the end of period                                                      3,776              1,523                905

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.39              $17.90             $16.28
    End of period                                                          $19.93              $18.39             $17.90
  Accumulation units outstanding
  at the end of period                                                        -                53,046             17,801


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.28
    End of period                                                            N/A                N/A                $9.67
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.61             $10.05
    End of period                                                          $12.15              $11.50             $10.61
  Accumulation units outstanding
  at the end of period                                                     57,687              48,761              4,168

JNL/Capital Guardian Global Diversified Research Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.88              $21.54             $20.39
    End of period                                                          $28.20              $23.88             $21.54
  Accumulation units outstanding
  at the end of period                                                     16,910              2,775                596

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.48              $24.89             $23.34
    End of period                                                          $27.36              $25.48             $24.89
  Accumulation units outstanding
  at the end of period                                                     16,812               990                 357

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $13.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     167,130              N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,333               N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.97              $16.34             $16.10
    End of period                                                          $17.69              $17.97             $16.34
  Accumulation units outstanding
  at the end of period                                                     10,290              5,679               1,926

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.69              $18.46             $17.65
    End of period                                                          $23.80              $21.69             $18.46
  Accumulation units outstanding
  at the end of period                                                     59,055              17,483                -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     661,263              N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     62,168               N/A                 N/A

JNL/Franklin Templeton Income Division(1089)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.92                N/A
    End of period                                                          $10.79              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                     568,040             42,200               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                           $9.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     91,652               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.53              $10.87             $10.52
    End of period                                                          $11.51              $12.53             $10.87
  Accumulation units outstanding
  at the end of period                                                     67,092              25,081              1,915

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.84              $17.41             $17.41
    End of period                                                          $18.68              $17.84             $17.41
  Accumulation units outstanding
  at the end of period                                                     127,809             20,061              6,088

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.72              $11.23             $10.32
    End of period                                                          $12.80              $12.72             $11.23
  Accumulation units outstanding
  at the end of period                                                     91,863              27,768              1,524

JNL/Goldman Sachs Short Duration Bond Division(1073)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $10.00               N/A
    End of period                                                          $10.43              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                     50,088              16,422               N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.91              $11.54             $10.28
    End of period                                                          $16.33              $14.91             $11.54
  Accumulation units outstanding
  at the end of period                                                     105,130             89,969              8,314


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.27              $20.31             $19.32
    End of period                                                          $23.53              $22.27             $20.31
  Accumulation units outstanding
  at the end of period                                                     13,954              10,049              8,694

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.68              $14.52             $14.54
    End of period                                                          $15.28              $14.68             $14.52
  Accumulation units outstanding
  at the end of period                                                     27,286              22,749              1,051

JNL/Lazard Emerging Markets Division(1063)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.98                N/A
    End of period                                                          $13.98              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                     135,518             26,529               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.56              $17.45             $16.53
    End of period                                                          $18.64              $19.56             $17.45
  Accumulation units outstanding
  at the end of period                                                     74,671              31,772             11,185

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.28              $14.24             $14.12
    End of period                                                          $14.85              $16.28             $14.24
  Accumulation units outstanding
  at the end of period                                                     41,532              5,460               1,649

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1334)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                           $9.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,074               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.03              $10.95             $11.73
    End of period                                                          $11.44              $12.03             $10.95
  Accumulation units outstanding
  at the end of period                                                     105,548            171,949             50,041

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $10.84             $10.86
    End of period                                                          $11.45              $10.99             $10.84
  Accumulation units outstanding
  at the end of period                                                     107,003             44,100              8,796

JNL/MCM Communications Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.77              $4.33               $4.27
    End of period                                                           $5.89              $5.77               $4.33
  Accumulation units outstanding
  at the end of period                                                     147,789            120,191              9,860

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.11              $10.01             $10.35
    End of period                                                          $10.02              $11.11             $10.01
  Accumulation units outstanding
  at the end of period                                                      4,157              1,172                 -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $8.53               $9.12
    End of period                                                          $10.70              $10.82              $8.53
  Accumulation units outstanding
  at the end of period                                                     158,494            301,322             50,134

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $10.00               N/A
    End of period                                                          $10.35              $11.75               N/A
  Accumulation units outstanding
  at the end of period                                                     386,974            131,320               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.31              $8.14               $8.12
    End of period                                                           $9.45              $9.31               $8.14
  Accumulation units outstanding
  at the end of period                                                     15,458              13,254              1,880

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.08              $12.12             $11.45
    End of period                                                          $11.38              $14.08             $12.12
  Accumulation units outstanding
  at the end of period                                                     132,944             76,128             27,059

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.77              $12.23             $11.15
    End of period                                                          $18.24              $16.77             $12.23
  Accumulation units outstanding
  at the end of period                                                     307,252            237,335             63,560

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.36              $10.92             $10.45
    End of period                                                          $11.96              $11.36             $10.92
  Accumulation units outstanding
  at the end of period                                                     196,803             94,737             35,272

JNL/MCM Index 5 Division(1359)

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     40,531               N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.13              $14.75             $13.66
    End of period                                                          $19.59              $18.13             $14.75
  Accumulation units outstanding
  at the end of period                                                     132,440             42,818             11,934


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.72              $11.79             $11.28
    End of period                                                          $13.62              $13.72             $11.79
  Accumulation units outstanding
  at the end of period                                                    3,098,803          1,433,403            269,238

JNL/MCM JNL Optimized 5 Division(1070)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $9.75                N/A
    End of period                                                          $11.87              $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                     266,222             25,309               N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.48             $10.18
    End of period                                                          $12.52              $10.74             $10.48
  Accumulation units outstanding
  at the end of period                                                     72,971              23,737              4,177

JNL/MCM NYSE International 25 Division(1320)

  Accumulation unit value:
    Beginning of period                                                    $10.35               N/A                 N/A
    End of period                                                          $11.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     68,112               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.50              $22.42             $20.47
    End of period                                                          $35.09              $26.50             $22.42
  Accumulation units outstanding
  at the end of period                                                     114,088             66,117             28,292

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.20              $12.88             $10.59
    End of period                                                          $13.56              $13.20             $12.88
  Accumulation units outstanding
  at the end of period                                                     103,663            219,725             59,246


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1115)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $9.45                N/A
    End of period                                                          $10.69              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                      9,617              4,559                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.80              $13.79             $12.91
    End of period                                                          $15.57              $14.80             $13.79
  Accumulation units outstanding
  at the end of period                                                     113,370             62,026             15,121

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.50             $10.39
    End of period                                                          $12.15              $11.83             $10.50
  Accumulation units outstanding
  at the end of period                                                     191,561             67,006             13,978

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                           $8.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     99,966               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.25              $18.90             $18.17
    End of period                                                          $17.75              $20.25             $18.90
  Accumulation units outstanding
  at the end of period                                                     64,806             111,522             33,008

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.13              $13.15             $12.71
    End of period                                                          $14.49              $15.13             $13.15
  Accumulation units outstanding
  at the end of period                                                     91,533              49,704             12,479


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.91              $5.52               $5.27
    End of period                                                           $6.63              $5.91               $5.52
  Accumulation units outstanding
  at the end of period                                                     255,125            126,945             42,254

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.96              $15.50             $12.63
    End of period                                                          $17.50              $14.96             $15.50
  Accumulation units outstanding
  at the end of period                                                     403,041            260,245             60,884

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.05              $11.88             $11.36
    End of period                                                          $14.14              $13.05             $11.88
  Accumulation units outstanding
  at the end of period                                                     208,435             97,707             18,716

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.06              $12.28             $10.97
    End of period                                                          $14.63              $14.06             $12.28
  Accumulation units outstanding
  at the end of period                                                     56,024              39,302              3,133

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.76              $8.53               $7.78
    End of period                                                           $9.44              $8.76               $8.53
  Accumulation units outstanding
  at the end of period                                                        -                7,158                 -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,206               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.46              $13.29             $13.26
    End of period                                                          $14.26              $13.46             $13.29
  Accumulation units outstanding
  at the end of period                                                     244,295             94,805             26,403

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.26              $20.00             $18.60
    End of period                                                          $20.21              $22.26             $20.00
  Accumulation units outstanding
  at the end of period                                                       378                 30                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.94
    End of period                                                            N/A                N/A               $15.27
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.38              $12.37             $12.54
    End of period                                                          $12.95              $13.38             $12.37
  Accumulation units outstanding
  at the end of period                                                     51,088              32,112              5,354

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.95              $18.94             $18.26
    End of period                                                          $19.35              $20.95             $18.94
  Accumulation units outstanding
  at the end of period                                                      1,670               233                  -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.31              $8.03               $7.19
    End of period                                                           $8.07              $8.31               $8.03
  Accumulation units outstanding
  at the end of period                                                        -                7,508                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division(1455)

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     112,785              N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $10.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,387               N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     34,231               N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $10.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     53,736               N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.48              $12.80             $12.08
    End of period                                                          $15.47              $14.48             $12.80
  Accumulation units outstanding
  at the end of period                                                     212,837             73,021              8,654

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.45             $10.33
    End of period                                                          $11.48              $11.04             $10.45
  Accumulation units outstanding
  at the end of period                                                     212,331             32,189              1,517

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.42              $12.91             $12.29
    End of period                                                          $15.34              $14.42             $12.91
  Accumulation units outstanding
  at the end of period                                                     485,303            232,689             86,988

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.64              $10.78             $10.51
    End of period                                                          $12.27              $11.64             $10.78
  Accumulation units outstanding
  at the end of period                                                     177,190             76,009             14,677

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.71              $12.48             $12.04
    End of period                                                          $14.57              $13.71             $12.48
  Accumulation units outstanding
  at the end of period                                                     667,381            312,598             68,171


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1076)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $9.88                N/A
    End of period                                                          $11.52              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                     31,566              14,248               N/A

JNL/S&P Retirement 2020 Division(1072)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.05               N/A
    End of period                                                          $11.68              $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                     47,889                21                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A                 N/A
    End of period                                                          $11.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,831               N/A                 N/A

JNL/S&P Retirement Income Division(1205)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.48               N/A
    End of period                                                          $11.01              $10.52               N/A
  Accumulation units outstanding
  at the end of period                                                     15,184              1,430                N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.56              $22.08             $21.79
    End of period                                                          $25.84              $24.56             $22.08
  Accumulation units outstanding
  at the end of period                                                     84,092              20,951               591


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $11.44             $11.37
    End of period                                                          $12.00              $11.71             $11.44
  Accumulation units outstanding
  at the end of period                                                     290,231             51,582              5,826

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.26              $17.12             $16.74
    End of period                                                          $21.38              $20.26             $17.12
  Accumulation units outstanding
  at the end of period                                                     90,995              33,600              1,854

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $27.72              $24.91             $23.66
    End of period                                                          $29.87              $27.72             $24.91
  Accumulation units outstanding
  at the end of period                                                     71,692              45,482             12,073

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $36.35              $34.78             $31.00
    End of period                                                          $41.70              $36.35             $34.78
  Accumulation units outstanding
  at the end of period                                                     85,298              47,329             17,020

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.58              $13.26             $12.97
    End of period                                                          $15.38              $15.58             $13.26
  Accumulation units outstanding
  at the end of period                                                     119,963             73,817             22,460
Accumulation Unit Values
Contract with Endorsements - 2.16%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.28              $13.57             $12.85
    End of period                                                          $17.49              $16.28             $13.57
  Accumulation units outstanding
  at the end of period                                                     116,489             34,111              6,476

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.10              $11.46             $10.93
    End of period                                                          $13.70              $12.10             $11.46
  Accumulation units outstanding
  at the end of period                                                     121,270             44,367              4,589

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.39              $11.53             $10.26
    End of period                                                          $12.80              $15.39             $11.53
  Accumulation units outstanding
  at the end of period                                                     185,322            134,298             25,779

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.85              $12.36             $11.81
    End of period                                                          $15.09              $13.85             $12.36
  Accumulation units outstanding
  at the end of period                                                     64,016              2,673                393

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.37              $17.88             $16.26
    End of period                                                          $19.91              $18.37             $17.88
  Accumulation units outstanding
  at the end of period                                                        -                15,784             12,152


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.27
    End of period                                                            N/A                N/A                $9.66
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.60             $10.05
    End of period                                                          $12.14              $11.49             $10.60
  Accumulation units outstanding
  at the end of period                                                     139,827             43,249              2,553

JNL/Capital Guardian Global Diversified Research Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.86              $21.51             $20.37
    End of period                                                          $28.16              $23.86             $21.51
  Accumulation units outstanding
  at the end of period                                                     104,432              842                 236

JNL/Capital Guardian International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,983               N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.45              $24.86             $23.32
    End of period                                                          $27.33              $25.45             $24.86
  Accumulation units outstanding
  at the end of period                                                     17,799              3,751                377

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A                 N/A
    End of period                                                          $13.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     437,313              N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     213,756              N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.95              $16.33             $16.09
    End of period                                                          $17.67              $17.95             $16.33
  Accumulation units outstanding
  at the end of period                                                      9,034              10,824               359

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.67              $18.44             $18.39
    End of period                                                          $23.77              $21.67             $18.44
  Accumulation units outstanding
  at the end of period                                                     51,878              32,976              2,032

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                    1,205,936             N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     52,544               N/A                 N/A

JNL/Franklin Templeton Income Division(1080)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.89                N/A
    End of period                                                          $10.79              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                     418,180            103,418               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     60,883               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.53              $10.87             $10.55
    End of period                                                          $11.50              $12.53             $10.87
  Accumulation units outstanding
  at the end of period                                                     77,502              67,103              7,816

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.82              $17.39             $17.40
    End of period                                                          $18.65              $17.82             $17.39
  Accumulation units outstanding
  at the end of period                                                     172,183            129,987             10,539

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.72              $11.23             $10.65
    End of period                                                          $12.79              $12.72             $11.23
  Accumulation units outstanding
  at the end of period                                                     69,011              67,524             11,305

JNL/Goldman Sachs Short Duration Bond Division(1077)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $10.00               N/A
    End of period                                                          $10.42              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                     177,421             45,648               N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.89              $11.53             $10.27
    End of period                                                          $16.32              $14.89             $11.53
  Accumulation units outstanding
  at the end of period                                                     273,282            212,469             20,328


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.25              $20.29             $19.30
    End of period                                                          $23.50              $22.25             $20.29
  Accumulation units outstanding
  at the end of period                                                      7,842              6,005                27

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.66              $14.51             $14.53
    End of period                                                          $15.26              $14.66             $14.51
  Accumulation units outstanding
  at the end of period                                                     75,658              54,344             13,481

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.13               N/A
    End of period                                                          $13.97              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                     326,982             46,567               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.55              $17.43             $16.52
    End of period                                                          $18.63              $19.55             $17.43
  Accumulation units outstanding
  at the end of period                                                     72,383              40,258             24,895

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.27              $14.23             $14.11
    End of period                                                          $14.83              $16.27             $14.23
  Accumulation units outstanding
  at the end of period                                                     47,706              50,397             33,824

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1345)

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                           $9.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     405,014              N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.02              $10.94             $11.72
    End of period                                                          $11.43              $12.02             $10.94
  Accumulation units outstanding
  at the end of period                                                     564,245            532,241             226,169

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $10.83             $10.85
    End of period                                                          $11.44              $10.99             $10.83
  Accumulation units outstanding
  at the end of period                                                     326,145            236,717             46,640

JNL/MCM Communications Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.76              $4.33               $4.26
    End of period                                                           $5.88              $5.76               $4.33
  Accumulation units outstanding
  at the end of period                                                     131,674             77,497              3,061

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $10.00             $10.28
    End of period                                                          $10.01              $11.10             $10.00
  Accumulation units outstanding
  at the end of period                                                     21,608              21,047               125

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $8.53               $9.11
    End of period                                                          $10.69              $10.81              $8.53
  Accumulation units outstanding
  at the end of period                                                     860,080            786,134             298,509

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $10.02               N/A
    End of period                                                          $10.34              $11.75               N/A
  Accumulation units outstanding
  at the end of period                                                     523,822            434,938               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.30              $8.14               $8.12
    End of period                                                           $9.45              $9.30               $8.14
  Accumulation units outstanding
  at the end of period                                                     104,103             61,147              7,260

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.07              $12.11             $11.44
    End of period                                                          $11.37              $14.07             $12.11
  Accumulation units outstanding
  at the end of period                                                     72,649             102,425             15,180

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.76              $12.22             $11.15
    End of period                                                          $18.22              $16.76             $12.22
  Accumulation units outstanding
  at the end of period                                                     955,139            894,910             212,611

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.35              $10.92             $10.45
    End of period                                                          $11.95              $11.35             $10.92
  Accumulation units outstanding
  at the end of period                                                     91,891             137,192             10,534

JNL/MCM Index 5 Division(1306)

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,291               N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.12              $14.75             $13.65
    End of period                                                          $19.58              $18.12             $14.75
  Accumulation units outstanding
  at the end of period                                                     297,871            204,504             30,555


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.71              $11.79             $11.27
    End of period                                                          $13.61              $13.71             $11.79
  Accumulation units outstanding
  at the end of period                                                    5,181,346          4,328,723            650,688

JNL/MCM JNL Optimized 5 Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.13               N/A
    End of period                                                          $11.87              $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                     720,893            181,543               N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.48             $10.18
    End of period                                                          $12.51              $10.74             $10.48
  Accumulation units outstanding
  at the end of period                                                     85,222             106,220              3,793

JNL/MCM NYSE International 25 Division(1306)

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A                 N/A
    End of period                                                          $11.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     94,044               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.48              $22.40             $20.46
    End of period                                                          $35.06              $26.48             $22.40
  Accumulation units outstanding
  at the end of period                                                     175,596            147,493             40,529

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.19              $12.87             $10.58
    End of period                                                          $13.55              $13.19             $12.87
  Accumulation units outstanding
  at the end of period                                                     651,302            670,107             213,146


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1079)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $9.69                N/A
    End of period                                                          $10.69              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                     48,830              49,948               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.80              $13.78             $12.91
    End of period                                                          $15.56              $14.80             $13.78
  Accumulation units outstanding
  at the end of period                                                     275,454            182,262             41,968

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.50             $10.38
    End of period                                                          $12.14              $11.83             $10.50
  Accumulation units outstanding
  at the end of period                                                     443,483            331,152             76,529

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                           $8.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     69,559               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.24              $18.89             $18.16
    End of period                                                          $17.74              $20.24             $18.89
  Accumulation units outstanding
  at the end of period                                                     354,925            340,073             117,073

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.12              $13.15             $12.71
    End of period                                                          $14.48              $15.12             $13.15
  Accumulation units outstanding
  at the end of period                                                     210,613            160,049             23,156


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.91              $5.52               $5.26
    End of period                                                           $6.62              $5.91               $5.52
  Accumulation units outstanding
  at the end of period                                                     124,734            187,799             12,293

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.96              $15.50             $12.63
    End of period                                                          $17.49              $14.96             $15.50
  Accumulation units outstanding
  at the end of period                                                    1,009,996          1,024,745            334,839

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.04              $11.88             $11.36
    End of period                                                          $14.14              $13.04             $11.88
  Accumulation units outstanding
  at the end of period                                                     588,203            702,822             137,257

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.05              $12.27             $10.96
    End of period                                                          $14.62              $14.05             $12.27
  Accumulation units outstanding
  at the end of period                                                     171,795            127,029             24,447

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.75              $8.52               $7.75
    End of period                                                           $9.43              $8.75               $8.52
  Accumulation units outstanding
  at the end of period                                                        -                38,833             12,727

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     44,920               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.45              $13.28             $13.25
    End of period                                                          $14.24              $13.45             $13.28
  Accumulation units outstanding
  at the end of period                                                     341,262            238,517             46,755

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.24              $19.97             $18.59
    End of period                                                          $20.18              $22.24             $19.97
  Accumulation units outstanding
  at the end of period                                                      7,709              2,392                 -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.93
    End of period                                                            N/A                N/A               $15.26
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.37              $12.36             $12.53
    End of period                                                          $12.94              $13.37             $12.36
  Accumulation units outstanding
  at the end of period                                                     206,389            177,863             13,294

JNL/PPM America Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.93              $18.92             $18.79
    End of period                                                          $19.33              $20.93             $18.92
  Accumulation units outstanding
  at the end of period                                                      1,655              1,098                601

JNL/Putnam Midcap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.30              $8.03               $7.50
    End of period                                                           $8.06              $8.30               $8.03
  Accumulation units outstanding
  at the end of period                                                        -               122,728             88,428


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division(1465)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,712               N/A                 N/A

JNL/S&P Competitive Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     55,471               N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $10.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,233               N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     39,795               N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     99,792               N/A                 N/A

JNL/S&P Dividend Income & Growth Division(1463)

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                           $9.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,002               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     98,450               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.47              $12.79             $12.07
    End of period                                                          $15.45              $14.47             $12.79
  Accumulation units outstanding
  at the end of period                                                     123,082            102,151              4,179

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.03              $10.45             $10.33
    End of period                                                          $11.48              $11.03             $10.45
  Accumulation units outstanding
  at the end of period                                                     404,582            245,581             67,198

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.41              $12.90             $12.28
    End of period                                                          $15.33              $14.41             $12.90
  Accumulation units outstanding
  at the end of period                                                     518,975            363,610             88,773

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.64              $10.77             $10.51
    End of period                                                          $12.27              $11.64             $10.77
  Accumulation units outstanding
  at the end of period                                                    1,023,660           792,879             91,081

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.69              $12.47             $12.03
    End of period                                                          $14.56              $13.69             $12.47
  Accumulation units outstanding
  at the end of period                                                    1,469,136          1,121,805            101,909


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1027)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.01               N/A
    End of period                                                          $11.52              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                     30,847              26,162               N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division(1114)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $9.66                N/A
    End of period                                                          $11.82              $10.97               N/A
  Accumulation units outstanding
  at the end of period                                                      4,522              3,520                N/A

JNL/S&P Retirement Income Division(1027)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $9.95                N/A
    End of period                                                          $11.01              $10.52               N/A
  Accumulation units outstanding
  at the end of period                                                     60,116              35,060               N/A

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     41,013               N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.53              $22.06             $21.77
    End of period                                                          $25.81              $24.53             $22.06
  Accumulation units outstanding
  at the end of period                                                     113,358             64,664              7,495


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $11.43             $11.36
    End of period                                                          $11.98              $11.69             $11.43
  Accumulation units outstanding
  at the end of period                                                     680,728            284,210             35,326

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.25              $17.11             $16.74
    End of period                                                          $21.37              $20.25             $17.11
  Accumulation units outstanding
  at the end of period                                                     87,152              81,270              4,149

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $27.69              $24.88             $23.64
    End of period                                                          $29.84              $27.69             $24.88
  Accumulation units outstanding
  at the end of period                                                     118,818             42,729              9,146

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $36.31              $34.74             $30.97
    End of period                                                          $41.65              $36.31             $34.74
  Accumulation units outstanding
  at the end of period                                                     84,400              53,337              9,522

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.57              $13.25             $12.96
    End of period                                                          $15.36              $15.57             $13.25
  Accumulation units outstanding
  at the end of period                                                     176,071             91,716             20,441
Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.21              $13.52             $12.80
    End of period                                                          $17.40              $16.21             $13.52
  Accumulation units outstanding
  at the end of period                                                      5,441              2,122               2,126

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $11.44             $10.92
    End of period                                                          $13.67              $12.07             $11.44
  Accumulation units outstanding
  at the end of period                                                      8,345              2,363                925

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.38              $11.53             $10.63
    End of period                                                          $12.79              $15.38             $11.53
  Accumulation units outstanding
  at the end of period                                                      6,709              4,991               3,607

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.82              $12.33             $11.80
    End of period                                                          $15.05              $13.82             $12.33
  Accumulation units outstanding
  at the end of period                                                       56                  60                 64

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.29              $17.81             $16.20
    End of period                                                          $19.82              $18.29             $17.81
  Accumulation units outstanding
  at the end of period                                                        -                 291                 289


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.25
    End of period                                                            N/A                N/A                $9.63
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $10.58             $10.03
    End of period                                                          $12.11              $11.46             $10.58
  Accumulation units outstanding
  at the end of period                                                       865                282                 283

JNL/Capital Guardian Global Diversified Research Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.75              $21.42             $20.29
    End of period                                                          $28.02              $23.75             $21.42
  Accumulation units outstanding
  at the end of period                                                       128                129                 141

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.34              $24.76             $23.23
    End of period                                                          $27.19              $25.34             $24.76
  Accumulation units outstanding
  at the end of period                                                       719               1,149               1,010

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $13.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,771               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       523                N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.88              $16.27             $16.03
    End of period                                                          $17.59              $17.88             $16.27
  Accumulation units outstanding
  at the end of period                                                      1,893              1,883               1,377

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.58              $18.37             $18.33
    End of period                                                          $23.66              $21.58             $18.37
  Accumulation units outstanding
  at the end of period                                                      3,717              1,282               1,000

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,490               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.93                N/A
    End of period                                                          $10.78              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                     10,969                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                           $9.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,693               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $10.87             $10.28
    End of period                                                          $11.49              $12.52             $10.87
  Accumulation units outstanding
  at the end of period                                                      1,911              5,663               5,230

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.73              $17.31             $17.33
    End of period                                                          $18.56              $17.73             $17.31
  Accumulation units outstanding
  at the end of period                                                     21,794              16,960             14,863

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $11.23             $10.34
    End of period                                                          $12.78              $12.71             $11.23
  Accumulation units outstanding
  at the end of period                                                      4,926              3,951               3,878

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $10.00               N/A
    End of period                                                          $10.42              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                     11,542              7,587                N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.84              $11.49             $10.24
    End of period                                                          $16.25              $14.84             $11.49
  Accumulation units outstanding
  at the end of period                                                     12,376              6,118               4,726


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.14              $20.20             $19.22
    End of period                                                          $23.38              $22.14             $20.20
  Accumulation units outstanding
  at the end of period                                                      1,205              1,246               1,026

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.59              $14.45             $14.47
    End of period                                                          $15.18              $14.59             $14.45
  Accumulation units outstanding
  at the end of period                                                      4,026              3,119               2,195

JNL/Lazard Emerging Markets Division(1138)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.20                N/A
    End of period                                                          $13.96              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                      3,064                -                  N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.48              $17.38             $16.47
    End of period                                                          $18.55              $19.48             $17.38
  Accumulation units outstanding
  at the end of period                                                      6,548              9,801               8,647

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.21              $14.19             $14.07
    End of period                                                          $14.77              $16.21             $14.19
  Accumulation units outstanding
  at the end of period                                                      3,515              7,531               7,081

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.98              $10.92             $11.70
    End of period                                                          $11.39              $11.98             $10.92
  Accumulation units outstanding
  at the end of period                                                     15,262              25,253             22,536

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.81             $10.84
    End of period                                                          $11.41              $10.97             $10.81
  Accumulation units outstanding
  at the end of period                                                     19,133              27,350             26,085

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.74              $4.31               $4.29
    End of period                                                           $5.85              $5.74               $4.31
  Accumulation units outstanding
  at the end of period                                                     13,197              3,993                 -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.97              $10.01
    End of period                                                           $9.97              $11.07              $9.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $8.51               $9.09
    End of period                                                          $10.65              $10.78              $8.51
  Accumulation units outstanding
  at the end of period                                                     21,325              31,762             26,927

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $10.00               N/A
    End of period                                                          $10.34              $11.74               N/A
  Accumulation units outstanding
  at the end of period                                                      4,299              1,443                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.28              $8.12               $7.86
    End of period                                                           $9.41              $9.28               $8.12
  Accumulation units outstanding
  at the end of period                                                      2,854                -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.02              $12.08             $11.42
    End of period                                                          $11.34              $14.02             $12.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.71              $12.19             $11.12
    End of period                                                          $18.16              $16.71             $12.19
  Accumulation units outstanding
  at the end of period                                                     25,584              32,391             30,039

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.89             $10.42
    End of period                                                          $11.91              $11.32             $10.89
  Accumulation units outstanding
  at the end of period                                                      2,420              1,998               2,457

JNL/MCM Index 5 Division(1382)

  Accumulation unit value:
    Beginning of period                                                     $9.65               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,612               N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.09              $14.72             $13.64
    End of period                                                          $19.53              $18.09             $14.72
  Accumulation units outstanding
  at the end of period                                                     16,216              21,272             18,739


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.70              $11.79             $11.27
    End of period                                                          $13.59              $13.70             $11.79
  Accumulation units outstanding
  at the end of period                                                     227,475            251,274             221,314

JNL/MCM JNL Optimized 5 Division(1062)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.00               N/A
    End of period                                                          $11.86              $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.47             $10.18
    End of period                                                          $12.50              $10.73             $10.47
  Accumulation units outstanding
  at the end of period                                                       937               1,127                548

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.40              $22.34             $20.42
    End of period                                                          $34.94              $26.40             $22.34
  Accumulation units outstanding
  at the end of period                                                      4,354              4,016               4,448

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.84             $10.56
    End of period                                                          $13.51              $13.15             $12.84
  Accumulation units outstanding
  at the end of period                                                     14,346              22,728             21,649


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $9.66                N/A
    End of period                                                          $10.68              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.77              $13.76             $12.89
    End of period                                                          $15.52              $14.77             $13.76
  Accumulation units outstanding
  at the end of period                                                     16,378              23,714             20,569

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $10.48             $10.37
    End of period                                                          $12.11              $11.80             $10.48
  Accumulation units outstanding
  at the end of period                                                     31,574              37,674             36,760

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.18              $18.84             $18.12
    End of period                                                          $17.67              $20.18             $18.84
  Accumulation units outstanding
  at the end of period                                                     10,600              17,956             14,992

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.09              $13.13             $12.69
    End of period                                                          $14.45              $15.09             $13.13
  Accumulation units outstanding
  at the end of period                                                     16,446              20,874             18,105


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.89              $5.51               $5.25
    End of period                                                           $6.60              $5.89               $5.51
  Accumulation units outstanding
  at the end of period                                                      2,212              1,674               1,706

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.95              $15.49             $12.63
    End of period                                                          $17.47              $14.95             $15.49
  Accumulation units outstanding
  at the end of period                                                     37,987              43,401             46,726

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.03              $11.88             $11.36
    End of period                                                          $14.12              $13.03             $11.88
  Accumulation units outstanding
  at the end of period                                                     61,355              56,804             47,385

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.02              $12.25             $10.95
    End of period                                                          $14.58              $14.02             $12.25
  Accumulation units outstanding
  at the end of period                                                      5,676              9,688               4,266

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.73              $8.51               $7.77
    End of period                                                           $9.41              $8.73               $8.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.40              $13.24             $13.22
    End of period                                                          $14.19              $13.40             $13.24
  Accumulation units outstanding
  at the end of period                                                     18,986              24,019             18,782

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $22.13              $19.89             $18.56
    End of period                                                          $20.08              $22.13             $19.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.87
    End of period                                                            N/A                N/A               $15.19
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.32              $12.32             $12.50
    End of period                                                          $12.89              $13.32             $12.32
  Accumulation units outstanding
  at the end of period                                                      8,046              8,285              10,860

JNL/PPM America Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.83              $18.84             $18.71
    End of period                                                          $19.23              $20.83             $18.84
  Accumulation units outstanding
  at the end of period                                                       921                925                 880

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.28              $8.01               $7.17
    End of period                                                           $8.04              $8.28               $8.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.41              $12.75             $12.04
    End of period                                                          $15.39              $14.41             $12.75
  Accumulation units outstanding
  at the end of period                                                      1,825              2,901               1,848

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.02              $10.45             $10.25
    End of period                                                          $11.46              $11.02             $10.45
  Accumulation units outstanding
  at the end of period                                                       708                 -                   -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.36              $12.86             $12.24
    End of period                                                          $15.27              $14.36             $12.86
  Accumulation units outstanding
  at the end of period                                                     51,783              62,071             32,703

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $10.77             $10.51
    End of period                                                          $12.25              $11.63             $10.77
  Accumulation units outstanding
  at the end of period                                                     59,805              34,961             17,624

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.65              $12.44             $12.00
    End of period                                                          $14.50              $13.65             $12.44
  Accumulation units outstanding
  at the end of period                                                     38,248              41,453             18,456


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division(1079)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $9.93                N/A
    End of period                                                          $11.00              $10.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.42              $21.96             $21.68
    End of period                                                          $25.67              $24.42             $21.96
  Accumulation units outstanding
  at the end of period                                                     24,152              9,977              12,031


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.64              $11.38             $11.32
    End of period                                                          $11.92              $11.64             $11.38
  Accumulation units outstanding
  at the end of period                                                      3,785              4,028               1,778

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.22              $17.09             $16.72
    End of period                                                          $21.33              $20.22             $17.09
  Accumulation units outstanding
  at the end of period                                                      4,011              3,775                497

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $27.56              $24.78             $23.55
    End of period                                                          $29.69              $27.56             $24.78
  Accumulation units outstanding
  at the end of period                                                      4,547              1,651               1,403

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $36.14              $34.59             $30.85
    End of period                                                          $41.44              $36.14             $34.59
  Accumulation units outstanding
  at the end of period                                                      4,990              2,983               2,480

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.53              $13.22             $12.94
    End of period                                                          $15.32              $15.53             $13.22
  Accumulation units outstanding
  at the end of period                                                     17,746              9,213               8,196
Accumulation Unit Values
Contract with Endorsements - 2.205%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                    $17.05               N/A                 N/A
    End of period                                                          $17.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       250                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $12.78               N/A                 N/A
    End of period                                                          $13.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       334                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.77               N/A                 N/A
    End of period                                                          $12.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       790                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                    $11.31               N/A                 N/A
    End of period                                                          $10.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,008               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $13.08               N/A                 N/A
    End of period                                                          $12.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       327                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $16.16               N/A                 N/A
    End of period                                                          $16.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,545               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $12.62               N/A                 N/A
    End of period                                                          $13.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       338                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.81             $10.87
    End of period                                                          $11.41              $10.96             $10.81
  Accumulation units outstanding
  at the end of period                                                      2,176              1,385                688

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                    $12.30               N/A                 N/A
    End of period                                                          $10.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,912               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                    $19.29               N/A                 N/A
    End of period                                                          $18.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       567                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                    $12.26               N/A                 N/A
    End of period                                                          $11.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       929                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.08              $14.72             $13.09
    End of period                                                          $19.52              $18.08             $14.72
  Accumulation units outstanding
  at the end of period                                                       873               1,012                538


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                    $14.37               N/A                 N/A
    End of period                                                          $13.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,302               N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $29.17               N/A                 N/A
    End of period                                                          $34.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       331                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,012               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.76              $13.76             $13.24
    End of period                                                          $15.52              $14.76             $13.76
  Accumulation units outstanding
  at the end of period                                                       931               1,079                559

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $10.48             $10.29
    End of period                                                          $12.10              $11.80             $10.48
  Accumulation units outstanding
  at the end of period                                                      1,219              1,413                721

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                    $20.66               N/A                 N/A
    End of period                                                          $17.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       529                N/A                 N/A

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.08              $13.12             $12.92
    End of period                                                          $14.44              $15.08             $13.12
  Accumulation units outstanding
  at the end of period                                                       954               1,106                578


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                    $16.85               N/A                 N/A
    End of period                                                          $17.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       649                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                    $13.50               N/A                 N/A
    End of period                                                          $14.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,858               N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $21.54               N/A                 N/A
    End of period                                                          $20.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       496                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                    $13.75               N/A                 N/A
    End of period                                                          $12.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,674               N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                    $14.41              $12.74             $12.79
    End of period                                                          $15.38              $14.41             $12.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                    $14.35              $12.85             $12.89
    End of period                                                          $15.26              $14.35             $12.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $11.63              $10.77             $10.76
    End of period                                                          $12.25              $11.63             $10.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $13.64              $12.43             $12.44
    End of period                                                          $14.49              $13.64             $12.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                    $29.49               N/A                 N/A
    End of period                                                          $29.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       365                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $39.89               N/A                 N/A
    End of period                                                          $41.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       260                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.21%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division(1234)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,365               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $17.77               N/A                 N/A
    End of period                                                          $18.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,233               N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.73               N/A                 N/A
    End of period                                                          $10.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,316               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $18.14               N/A                 N/A
    End of period                                                          $19.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,844               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.61               N/A                 N/A
    End of period                                                          $13.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     59,639               N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $14.54               N/A                 N/A
    End of period                                                          $17.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,917               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.44               N/A                 N/A
    End of period                                                          $14.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,481               N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.235%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(1379)

  Accumulation unit value:
    Beginning of period                                                    $15.97               N/A                 N/A
    End of period                                                          $17.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,014               N/A                 N/A

JNL/AIM Large Cap Growth Division(1243)

  Accumulation unit value:
    Beginning of period                                                    $12.26               N/A                 N/A
    End of period                                                          $13.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,165               N/A                 N/A

JNL/AIM Real Estate Division(1263)

  Accumulation unit value:
    Beginning of period                                                    $16.09               N/A                 N/A
    End of period                                                          $12.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,171               N/A                 N/A

JNL/AIM Small Cap Growth Division(1268)

  Accumulation unit value:
    Beginning of period                                                    $13.99               N/A                 N/A
    End of period                                                          $15.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,549               N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(1415)

  Accumulation unit value:
    Beginning of period                                                    $12.71               N/A                 N/A
    End of period                                                          $12.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       662                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division(1399)

  Accumulation unit value:
    Beginning of period                                                    $26.28               N/A                 N/A
    End of period                                                          $27.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,837               N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(1402)

  Accumulation unit value:
    Beginning of period                                                    $28.01               N/A                 N/A
    End of period                                                          $27.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       764                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division(1319)

  Accumulation unit value:
    Beginning of period                                                    $11.95               N/A                 N/A
    End of period                                                          $13.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,811               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division(1319)

  Accumulation unit value:
    Beginning of period                                                    $10.85               N/A                 N/A
    End of period                                                          $10.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,658               N/A                 N/A

JNL/Eagle Core Equity Division(1402)

  Accumulation unit value:
    Beginning of period                                                    $18.73               N/A                 N/A
    End of period                                                          $17.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,092               N/A                 N/A

JNL/Eagle SmallCap Equity Division(1243)

  Accumulation unit value:
    Beginning of period                                                    $21.83               N/A                 N/A
    End of period                                                          $23.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,842               N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division(1263)

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     321,595              N/A                 N/A

JNL/Franklin Templeton Global Growth Division(1406)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,178               N/A                 N/A

JNL/Franklin Templeton Income Division(1294)

  Accumulation unit value:
    Beginning of period                                                    $11.14               N/A                 N/A
    End of period                                                          $10.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,460               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division(1338)

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                           $9.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,507               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(1353)

  Accumulation unit value:
    Beginning of period                                                    $13.62               N/A                 N/A
    End of period                                                          $11.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,213               N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division(1243)

  Accumulation unit value:
    Beginning of period                                                    $17.61               N/A                 N/A
    End of period                                                          $18.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     51,337               N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division(1363)

  Accumulation unit value:
    Beginning of period                                                    $13.49               N/A                 N/A
    End of period                                                          $12.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,727               N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division(1335)

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $10.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,978               N/A                 N/A

JNL/JPMorgan International Value Division(1243)

  Accumulation unit value:
    Beginning of period                                                    $14.94               N/A                 N/A
    End of period                                                          $16.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,926               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(1268)

  Accumulation unit value:
    Beginning of period                                                    $22.34               N/A                 N/A
    End of period                                                          $23.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       71                 N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(1283)

  Accumulation unit value:
    Beginning of period                                                    $14.67               N/A                 N/A
    End of period                                                          $15.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,582               N/A                 N/A

JNL/Lazard Emerging Markets Division(1319)

  Accumulation unit value:
    Beginning of period                                                    $12.18               N/A                 N/A
    End of period                                                          $13.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,998               N/A                 N/A

JNL/Lazard Mid Cap Value Division(1243)

  Accumulation unit value:
    Beginning of period                                                    $20.06               N/A                 N/A
    End of period                                                          $18.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,354               N/A                 N/A

JNL/Lazard Small Cap Value Division(1279)

  Accumulation unit value:
    Beginning of period                                                    $16.49               N/A                 N/A
    End of period                                                          $14.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,785               N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(1279)

  Accumulation unit value:
    Beginning of period                                                    $11.97               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,517               N/A                 N/A

JNL/MCM Bond Index Division(1263)

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A                 N/A
    End of period                                                          $11.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,451               N/A                 N/A

JNL/MCM Communications Sector Division(1311)

  Accumulation unit value:
    Beginning of period                                                     $6.36               N/A                 N/A
    End of period                                                           $5.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,607               N/A                 N/A

JNL/MCM Consumer Brands Sector Division(1319)

  Accumulation unit value:
    Beginning of period                                                    $11.50               N/A                 N/A
    End of period                                                           $9.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,834               N/A                 N/A

JNL/MCM Dow 10 Division(1283)

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $10.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,962               N/A                 N/A

JNL/MCM Dow Dividend Division(1238)

  Accumulation unit value:
    Beginning of period                                                    $11.56               N/A                 N/A
    End of period                                                          $10.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,247               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division(1255)

  Accumulation unit value:
    Beginning of period                                                    $14.40               N/A                 N/A
    End of period                                                          $11.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,716               N/A                 N/A

JNL/MCM Global 15 Division(1243)

  Accumulation unit value:
    Beginning of period                                                    $17.00               N/A                 N/A
    End of period                                                          $18.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,017               N/A                 N/A

JNL/MCM Healthcare Sector Division(1311)

  Accumulation unit value:
    Beginning of period                                                    $12.25               N/A                 N/A
    End of period                                                          $11.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,980               N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(1263)

  Accumulation unit value:
    Beginning of period                                                    $18.06               N/A                 N/A
    End of period                                                          $19.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,934               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(1255)

  Accumulation unit value:
    Beginning of period                                                    $13.98               N/A                 N/A
    End of period                                                          $13.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     276,208              N/A                 N/A

JNL/MCM JNL Optimized 5 Division(1266)

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $11.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     53,041               N/A                 N/A

JNL/MCM Nasdaq 25 Division(1363)

  Accumulation unit value:
    Beginning of period                                                    $11.90               N/A                 N/A
    End of period                                                          $12.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,295               N/A                 N/A

JNL/MCM NYSE International 25 Division(1363)

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $11.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,006               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(1255)

  Accumulation unit value:
    Beginning of period                                                    $26.03               N/A                 N/A
    End of period                                                          $34.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,689               N/A                 N/A

JNL/MCM S&P 10 Division(1283)

  Accumulation unit value:
    Beginning of period                                                    $13.34               N/A                 N/A
    End of period                                                          $13.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,632               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1363)

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,625               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(1263)

  Accumulation unit value:
    Beginning of period                                                    $15.28               N/A                 N/A
    End of period                                                          $15.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,113               N/A                 N/A

JNL/MCM S&P 500 Index Division(1263)

  Accumulation unit value:
    Beginning of period                                                    $11.64               N/A                 N/A
    End of period                                                          $12.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,689               N/A                 N/A

JNL/MCM S&P SMid 60 Division(1325)

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A                 N/A
    End of period                                                           $8.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,444               N/A                 N/A

JNL/MCM Select Small-Cap Division(1283)

  Accumulation unit value:
    Beginning of period                                                    $19.30               N/A                 N/A
    End of period                                                          $17.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,837               N/A                 N/A

JNL/MCM Small Cap Index Division(1263)

  Accumulation unit value:
    Beginning of period                                                    $15.07               N/A                 N/A
    End of period                                                          $14.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,808               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(1255)

  Accumulation unit value:
    Beginning of period                                                     $6.00               N/A                 N/A
    End of period                                                           $6.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,638               N/A                 N/A

JNL/MCM Value Line 30 Division(1238)

  Accumulation unit value:
    Beginning of period                                                    $14.20               N/A                 N/A
    End of period                                                          $17.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,987               N/A                 N/A

JNL/MCM VIP Division(1363)

  Accumulation unit value:
    Beginning of period                                                    $13.98               N/A                 N/A
    End of period                                                          $14.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,145               N/A                 N/A

JNL/Oppenheimer Global Growth Division(1268)

  Accumulation unit value:
    Beginning of period                                                    $13.75               N/A                 N/A
    End of period                                                          $14.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,683               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division(1285)

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,992               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(1243)

  Accumulation unit value:
    Beginning of period                                                    $13.30               N/A                 N/A
    End of period                                                          $14.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     90,355               N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(1238)

  Accumulation unit value:
    Beginning of period                                                    $13.43               N/A                 N/A
    End of period                                                          $12.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,413               N/A                 N/A

JNL/PPM America Value Equity Division(1415)

  Accumulation unit value:
    Beginning of period                                                    $22.05               N/A                 N/A
    End of period                                                          $19.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       384                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division(1464)

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,051               N/A                 N/A

JNL/S&P Competitive Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     151,081              N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division(1337)

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,885               N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division(1361)

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,834               N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     466,319              N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(1319)

  Accumulation unit value:
    Beginning of period                                                    $15.54               N/A                 N/A
    End of period                                                          $15.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,300               N/A                 N/A

JNL/S&P Managed Conservative Division(1319)

  Accumulation unit value:
    Beginning of period                                                    $11.26               N/A                 N/A
    End of period                                                          $11.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,393               N/A                 N/A

JNL/S&P Managed Growth Division(1279)

  Accumulation unit value:
    Beginning of period                                                    $14.68               N/A                 N/A
    End of period                                                          $15.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     60,930               N/A                 N/A

JNL/S&P Managed Moderate Division(1319)

  Accumulation unit value:
    Beginning of period                                                    $12.11               N/A                 N/A
    End of period                                                          $12.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,448               N/A                 N/A

JNL/S&P Managed Moderate Growth Division(1319)

  Accumulation unit value:
    Beginning of period                                                    $14.38               N/A                 N/A
    End of period                                                          $14.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     41,073               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1363)

  Accumulation unit value:
    Beginning of period                                                    $11.47               N/A                 N/A
    End of period                                                          $11.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,220               N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division(1415)

  Accumulation unit value:
    Beginning of period                                                    $12.32               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,370               N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.51               N/A                 N/A
    End of period                                                          $10.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,149               N/A                 N/A

JNL/Select Balanced Division(1279)

  Accumulation unit value:
    Beginning of period                                                    $24.60               N/A                 N/A
    End of period                                                          $25.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,835               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(1257)

  Accumulation unit value:
    Beginning of period                                                    $11.63               N/A                 N/A
    End of period                                                          $11.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,232               N/A                 N/A

JNL/Select Value Division(1243)

  Accumulation unit value:
    Beginning of period                                                    $20.48               N/A                 N/A
    End of period                                                          $21.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,656               N/A                 N/A

JNL/T.Rowe Price Established Growth Division(1243)

  Accumulation unit value:
    Beginning of period                                                    $27.82               N/A                 N/A
    End of period                                                          $29.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,945               N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division(1243)

  Accumulation unit value:
    Beginning of period                                                    $36.84               N/A                 N/A
    End of period                                                          $41.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,971               N/A                 N/A

JNL/T.Rowe Price Value Division(1243)

  Accumulation unit value:
    Beginning of period                                                    $15.69               N/A                 N/A
    End of period                                                          $15.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,296               N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.245%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(989)

  Accumulation unit value:
    Beginning of period                                                    $16.12              $14.12               N/A
    End of period                                                          $17.30              $16.12               N/A
  Accumulation units outstanding
  at the end of period                                                     23,440              6,092                N/A

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.04              $11.42             $10.76
    End of period                                                          $13.63              $12.04             $11.42
  Accumulation units outstanding
  at the end of period                                                      2,762              1,339                 -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.37              $11.53             $10.74
    End of period                                                          $12.77              $15.37             $11.53
  Accumulation units outstanding
  at the end of period                                                      6,795              27,569                -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.78              $12.31             $11.25
    End of period                                                          $15.01              $13.78             $12.31
  Accumulation units outstanding
  at the end of period                                                       336                369                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.28              $17.76             $15.96
    End of period                                                          $19.81              $18.28             $17.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.22
    End of period                                                            N/A                N/A                $9.60
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $10.55              $9.69
    End of period                                                          $12.06              $11.43             $10.55
  Accumulation units outstanding
  at the end of period                                                      1,077                93                  -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.62              $21.32             $20.74
    End of period                                                          $27.86              $23.62             $21.32
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                    $25.20              $24.64             $23.35
    End of period                                                          $27.04              $25.20             $24.64
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $13.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,723               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                     $9.81               N/A                 N/A
    End of period                                                          $10.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,289               N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.80              $16.20             $15.80
    End of period                                                          $17.50              $17.80             $16.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(1037)

  Accumulation unit value:
    Beginning of period                                                    $21.48              $20.64               N/A
    End of period                                                          $23.54              $21.48               N/A
  Accumulation units outstanding
  at the end of period                                                      6,139               801                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     112,442              N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,122               N/A                 N/A

JNL/Franklin Templeton Income Division(1122)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.14               N/A
    End of period                                                          $10.77              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                     55,375              20,660               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                     $9.81               N/A                 N/A
    End of period                                                           $9.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,802               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.51              $10.87             $10.94
    End of period                                                          $11.48              $12.51             $10.87
  Accumulation units outstanding
  at the end of period                                                     14,912              4,171                 -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.64              $17.23             $17.25
    End of period                                                          $18.45              $17.64             $17.23
  Accumulation units outstanding
  at the end of period                                                      2,263              6,245                316

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.70              $11.22             $10.70
    End of period                                                          $12.76              $12.70             $11.22
  Accumulation units outstanding
  at the end of period                                                       293               3,866                 -

JNL/Goldman Sachs Short Duration Bond Division(1165)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $10.11               N/A
    End of period                                                          $10.41              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                     11,459              1,033                N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.78              $11.45             $10.21
    End of period                                                          $16.18              $14.78             $11.45
  Accumulation units outstanding
  at the end of period                                                     30,853              19,371               856


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(1122)

  Accumulation unit value:
    Beginning of period                                                    $22.03              $19.51               N/A
    End of period                                                          $23.25              $22.03               N/A
  Accumulation units outstanding
  at the end of period                                                       210                233                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.51              $14.38             $14.41
    End of period                                                          $15.10              $14.51             $14.38
  Accumulation units outstanding
  at the end of period                                                      6,255              1,929               1,111

JNL/Lazard Emerging Markets Division(1197)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.23               N/A
    End of period                                                          $13.95              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                     50,473              4,144                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.40              $17.32             $16.42
    End of period                                                          $18.47              $19.40             $17.32
  Accumulation units outstanding
  at the end of period                                                       510                 -                 1,088

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.14              $14.14             $14.03
    End of period                                                          $14.71              $16.14             $14.14
  Accumulation units outstanding
  at the end of period                                                       357                 -                 1,317

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $10.88             $11.67
    End of period                                                          $11.35              $11.94             $10.88
  Accumulation units outstanding
  at the end of period                                                     18,291              15,700              1,019

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.80             $10.83
    End of period                                                          $11.38              $10.94             $10.80
  Accumulation units outstanding
  at the end of period                                                     15,521              5,442               2,182

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $5.73              $4.92                N/A
    End of period                                                           $5.84              $5.73                N/A
  Accumulation units outstanding
  at the end of period                                                     34,341              58,659               N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $11.03              $9.95               $9.54
    End of period                                                           $9.94              $11.03              $9.95
  Accumulation units outstanding
  at the end of period                                                      1,056                -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $8.48               $9.07
    End of period                                                          $10.61              $10.74              $8.48
  Accumulation units outstanding
  at the end of period                                                     33,537              29,662              1,311

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $10.10               N/A
    End of period                                                          $10.33              $11.74               N/A
  Accumulation units outstanding
  at the end of period                                                     35,380              12,350               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.24              $8.09               $7.84
    End of period                                                           $9.38              $9.24               $8.09
  Accumulation units outstanding
  at the end of period                                                     16,859              14,187                -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $13.97              $12.04             $11.06
    End of period                                                          $11.29              $13.97             $12.04
  Accumulation units outstanding
  at the end of period                                                      3,228              2,559                 -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.65              $12.15             $11.09
    End of period                                                          $18.09              $16.65             $12.15
  Accumulation units outstanding
  at the end of period                                                     46,907              49,992              3,313

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.85             $10.53
    End of period                                                          $11.86              $11.28             $10.85
  Accumulation units outstanding
  at the end of period                                                      5,675              3,052                 -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.05              $14.70             $13.62
    End of period                                                          $19.48              $18.05             $14.70
  Accumulation units outstanding
  at the end of period                                                      8,534              4,143                781


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.69              $11.78             $11.27
    End of period                                                          $13.57              $13.69             $11.78
  Accumulation units outstanding
  at the end of period                                                     326,862            190,400             16,799

JNL/MCM JNL Optimized 5 Division(1095)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $9.03                N/A
    End of period                                                          $11.85              $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                     27,273              26,946               N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.46              $9.70
    End of period                                                          $12.48              $10.72             $10.46
  Accumulation units outstanding
  at the end of period                                                     25,393              4,070                 -

JNL/MCM NYSE International 25 Division(1312)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $11.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,319               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.31              $22.28             $20.36
    End of period                                                          $34.80              $26.31             $22.28
  Accumulation units outstanding
  at the end of period                                                     22,905              7,649               1,689

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.80             $10.53
    End of period                                                          $13.45              $13.10             $12.80
  Accumulation units outstanding
  at the end of period                                                     28,359              22,803              3,901


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1132)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $9.44                N/A
    End of period                                                          $10.67              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.73              $13.74             $12.87
    End of period                                                          $15.48              $14.73             $13.74
  Accumulation units outstanding
  at the end of period                                                      6,944              4,138               1,677

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $10.46             $10.35
    End of period                                                          $12.08              $11.78             $10.46
  Accumulation units outstanding
  at the end of period                                                     21,169              7,383               2,145

JNL/MCM S&P SMid 60 Division(1309)

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                           $8.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,501               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.11              $18.78             $18.08
    End of period                                                          $17.61              $20.11             $18.78
  Accumulation units outstanding
  at the end of period                                                      6,590              6,937                599

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.05              $13.10             $12.67
    End of period                                                          $14.41              $15.05             $13.10
  Accumulation units outstanding
  at the end of period                                                      5,629              4,531                872


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.87              $5.49               $5.28
    End of period                                                           $6.58              $5.87               $5.49
  Accumulation units outstanding
  at the end of period                                                     33,000                -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.93              $15.48             $12.63
    End of period                                                          $17.44              $14.93             $15.48
  Accumulation units outstanding
  at the end of period                                                     58,046              46,244             27,301

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                    $13.02              $11.87             $10.87
    End of period                                                          $14.10              $13.02             $11.87
  Accumulation units outstanding
  at the end of period                                                      5,716                -                   -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.98              $12.22             $10.57
    End of period                                                          $14.53              $13.98             $12.22
  Accumulation units outstanding
  at the end of period                                                      7,947              3,959                 -

JNL/Oppenheimer Growth Division(1213)

  Accumulation unit value:
    Beginning of period                                                     $8.71              $8.77                N/A
    End of period                                                           $9.38              $8.71                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,235               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.35              $13.19             $13.19
    End of period                                                          $14.12              $13.35             $13.19
  Accumulation units outstanding
  at the end of period                                                     22,890              1,243                 -

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.81
    End of period                                                            N/A                N/A               $15.12
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.27              $12.28             $12.26
    End of period                                                          $12.83              $13.27             $12.28
  Accumulation units outstanding
  at the end of period                                                     14,501              8,939                 -

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                    $20.72              $18.75             $18.28
    End of period                                                          $19.12              $20.72             $18.75
  Accumulation units outstanding
  at the end of period                                                       68                  -                   -

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.36              $12.70             $11.74
    End of period                                                          $15.32              $14.36             $12.70
  Accumulation units outstanding
  at the end of period                                                     71,448                -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.44             $10.25
    End of period                                                          $11.44              $11.01             $10.44
  Accumulation units outstanding
  at the end of period                                                       897                 -                   -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.30              $12.81             $12.21
    End of period                                                          $15.20              $14.30             $12.81
  Accumulation units outstanding
  at the end of period                                                     12,263              4,976               4,639

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.62              $10.76             $10.19
    End of period                                                          $12.24              $11.62             $10.76
  Accumulation units outstanding
  at the end of period                                                     63,297              55,018             38,878

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.59              $12.39             $11.96
    End of period                                                          $14.44              $13.59             $12.39
  Accumulation units outstanding
  at the end of period                                                     45,754              37,612             19,413


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division(1132)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $9.94                N/A
    End of period                                                          $10.99              $10.51               N/A
  Accumulation units outstanding
  at the end of period                                                      2,975              1,067                N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.29              $21.86             $20.98
    End of period                                                          $25.53              $24.29             $21.86
  Accumulation units outstanding
  at the end of period                                                      8,179              1,302                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $11.33             $11.27
    End of period                                                          $11.86              $11.58             $11.33
  Accumulation units outstanding
  at the end of period                                                     32,564                -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.18              $17.06             $15.97
    End of period                                                          $21.28              $20.18             $17.06
  Accumulation units outstanding
  at the end of period                                                      4,356              5,737                 -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $27.42              $24.66             $23.33
    End of period                                                          $29.52              $27.42             $24.66
  Accumulation units outstanding
  at the end of period                                                      3,997              3,921                 -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $35.95              $34.43             $29.94
    End of period                                                          $41.20              $35.95             $34.43
  Accumulation units outstanding
  at the end of period                                                      6,645               467                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.48              $13.19             $12.48
    End of period                                                          $15.26              $15.48             $13.19
  Accumulation units outstanding
  at the end of period                                                      5,596              5,157                 -


Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.11              $13.44             $12.74
    End of period                                                          $17.29              $16.11             $13.44
  Accumulation units outstanding
  at the end of period                                                      4,121              4,115               2,188

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.03              $11.41             $10.89
    End of period                                                          $13.62              $12.03             $11.41
  Accumulation units outstanding
  at the end of period                                                      6,119              2,332                562

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.37              $11.53             $10.74
    End of period                                                          $12.77              $15.37             $11.53
  Accumulation units outstanding
  at the end of period                                                     21,661              15,594               944

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.77              $12.30             $11.77
    End of period                                                          $14.99              $13.77             $12.30
  Accumulation units outstanding
  at the end of period                                                      1,060              1,440                686

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.19              $17.72             $16.12
    End of period                                                          $19.70              $18.19             $17.72
  Accumulation units outstanding
  at the end of period                                                        -                 484                 477


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.22
    End of period                                                            N/A                N/A                $9.59
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $10.54              $9.99
    End of period                                                          $12.05              $11.42             $10.54
  Accumulation units outstanding
  at the end of period                                                     25,387              21,337              6,354

JNL/Capital Guardian Global Diversified Research Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.61              $21.31             $20.91
    End of period                                                          $27.85              $23.61             $21.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                  151

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.19              $24.63             $23.11
    End of period                                                          $27.02              $25.19             $24.63
  Accumulation units outstanding
  at the end of period                                                      1,065               888                 968

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.16               N/A                 N/A
    End of period                                                          $13.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,082               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.79              $16.19             $15.97
    End of period                                                          $17.49              $17.79             $16.19
  Accumulation units outstanding
  at the end of period                                                      2,228              1,763               1,127

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.46              $18.27             $18.24
    End of period                                                          $23.51              $21.46             $18.27
  Accumulation units outstanding
  at the end of period                                                      2,290              1,375                205

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     93,542               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.99                N/A
    End of period                                                          $10.77              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                     33,380              26,204               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                           $9.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,378               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $10.87             $10.80
    End of period                                                          $11.48              $12.51             $10.87
  Accumulation units outstanding
  at the end of period                                                      4,122              4,237               2,571

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.63              $17.22             $17.24
    End of period                                                          $18.44              $17.63             $17.22
  Accumulation units outstanding
  at the end of period                                                     15,193              11,898              9,180

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.70              $11.22             $11.12
    End of period                                                          $12.76              $12.70             $11.22
  Accumulation units outstanding
  at the end of period                                                      3,783              3,216               1,377

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $10.00               N/A
    End of period                                                          $10.41              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                      1,625              4,382                N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.77              $11.45             $10.21
    End of period                                                          $16.17              $14.77             $11.45
  Accumulation units outstanding
  at the end of period                                                     20,838              16,998              5,806


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.02              $20.09             $19.13
    End of period                                                          $23.24              $22.02             $20.09
  Accumulation units outstanding
  at the end of period                                                      1,357               777                 772

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.57              $14.44             $14.47
    End of period                                                          $15.16              $14.57             $14.44
  Accumulation units outstanding
  at the end of period                                                      8,501              9,045               4,791

JNL/Lazard Emerging Markets Division(1160)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.18                N/A
    End of period                                                          $13.95              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                      5,356               542                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.39              $17.31             $16.42
    End of period                                                          $18.46              $19.39             $17.31
  Accumulation units outstanding
  at the end of period                                                      8,895              8,496               7,571

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.15              $14.14             $14.04
    End of period                                                          $14.72              $16.15             $14.14
  Accumulation units outstanding
  at the end of period                                                      7,428              7,427               3,834

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1368)

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,957               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $10.88             $11.66
    End of period                                                          $11.34              $11.94             $10.88
  Accumulation units outstanding
  at the end of period                                                     40,836              55,735             54,691

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.79             $10.82
    End of period                                                          $11.38              $10.94             $10.79
  Accumulation units outstanding
  at the end of period                                                     21,439              21,275             19,477

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.72              $4.30               $4.06
    End of period                                                           $5.84              $5.72               $4.30
  Accumulation units outstanding
  at the end of period                                                     29,881                -                   -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $11.03              $9.94              $10.00
    End of period                                                           $9.94              $11.03              $9.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $8.48               $9.07
    End of period                                                          $10.61              $10.74              $8.48
  Accumulation units outstanding
  at the end of period                                                     63,381              65,198             71,215

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $9.98                N/A
    End of period                                                          $10.33              $11.74               N/A
  Accumulation units outstanding
  at the end of period                                                     37,288              35,447               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.24              $8.09               $8.07
    End of period                                                           $9.37              $9.24               $8.09
  Accumulation units outstanding
  at the end of period                                                       677                846                 461

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.97              $12.04             $10.92
    End of period                                                          $11.28              $13.97             $12.04
  Accumulation units outstanding
  at the end of period                                                      2,336              1,930                772

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.65              $12.15             $11.09
    End of period                                                          $18.08              $16.65             $12.15
  Accumulation units outstanding
  at the end of period                                                     51,821              58,016             56,092

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.85             $10.39
    End of period                                                          $11.86              $11.28             $10.85
  Accumulation units outstanding
  at the end of period                                                     12,833              10,608              5,838

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.04              $14.69             $13.61
    End of period                                                          $19.47              $18.04             $14.69
  Accumulation units outstanding
  at the end of period                                                     35,479              28,984             28,256


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.69              $11.78             $11.27
    End of period                                                          $13.57              $13.69             $11.78
  Accumulation units outstanding
  at the end of period                                                     492,560            580,740             421,409

JNL/MCM JNL Optimized 5 Division(1141)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $9.63                N/A
    End of period                                                          $11.85              $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                      8,390              3,791                N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.46             $10.17
    End of period                                                          $12.48              $10.72             $10.46
  Accumulation units outstanding
  at the end of period                                                     10,434              25,070             18,442

JNL/MCM NYSE International 25 Division(1322)

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $11.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,631               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.30              $22.26             $20.35
    End of period                                                          $34.78              $26.30             $22.26
  Accumulation units outstanding
  at the end of period                                                     11,532              11,133              3,459

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.11              $12.81             $10.54
    End of period                                                          $13.46              $13.11             $12.81
  Accumulation units outstanding
  at the end of period                                                     50,822              60,772             56,228


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $10.20               N/A
    End of period                                                          $10.67              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                      5,290              2,220                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.73              $13.74             $12.87
    End of period                                                          $15.48              $14.73             $13.74
  Accumulation units outstanding
  at the end of period                                                     22,887              24,049             21,583

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.46             $10.35
    End of period                                                          $12.07              $11.77             $10.46
  Accumulation units outstanding
  at the end of period                                                     82,907              83,353             81,275

JNL/MCM S&P SMid 60 Division(1322)

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                           $8.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,979               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.10              $18.78             $18.07
    End of period                                                          $17.60              $20.10             $18.78
  Accumulation units outstanding
  at the end of period                                                     26,920              21,849             25,153

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.05              $13.10             $12.67
    End of period                                                          $14.40              $15.05             $13.10
  Accumulation units outstanding
  at the end of period                                                     24,377              27,107             23,121


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.87              $5.49               $4.71
    End of period                                                           $6.57              $5.87               $5.49
  Accumulation units outstanding
  at the end of period                                                      4,233               960                4,508

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.93              $15.48             $12.63
    End of period                                                          $17.44              $14.93             $15.48
  Accumulation units outstanding
  at the end of period                                                     84,517             137,274             136,892

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.02              $11.87             $11.36
    End of period                                                          $14.09              $13.02             $11.87
  Accumulation units outstanding
  at the end of period                                                     50,968              78,237             92,476

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.02              $12.26             $10.96
    End of period                                                          $14.57              $14.02             $12.26
  Accumulation units outstanding
  at the end of period                                                      6,062              7,242               2,012

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.71              $8.49               $8.18
    End of period                                                           $9.38              $8.71               $8.49
  Accumulation units outstanding
  at the end of period                                                        -                1,618               1,007

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.38              $13.22             $13.21
    End of period                                                          $14.16              $13.38             $13.22
  Accumulation units outstanding
  at the end of period                                                     36,955              42,175             24,288

JNL/PPM America Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.00              $19.78             $18.85
    End of period                                                          $19.95              $22.00             $19.78
  Accumulation units outstanding
  at the end of period                                                       810                810                 810

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.80
    End of period                                                            N/A                N/A               $15.11
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $12.27             $12.45
    End of period                                                          $12.82              $13.26             $12.27
  Accumulation units outstanding
  at the end of period                                                     21,126              14,398              5,357

JNL/PPM America Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.74              $18.77             $18.65
    End of period                                                          $19.14              $20.74             $18.77
  Accumulation units outstanding
  at the end of period                                                       556                556                 556

JNL/Putnam Midcap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.25              $7.98               $7.47
    End of period                                                           $8.01              $8.25               $7.98
  Accumulation units outstanding
  at the end of period                                                        -                3,103               5,093


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.35              $12.70             $11.74
    End of period                                                          $15.32              $14.35             $12.70
  Accumulation units outstanding
  at the end of period                                                      4,861                -                   -

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.44             $10.32
    End of period                                                          $11.44              $11.01             $10.44
  Accumulation units outstanding
  at the end of period                                                     20,760              22,816               835

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.30              $12.81             $12.20
    End of period                                                          $15.19              $14.30             $12.81
  Accumulation units outstanding
  at the end of period                                                     23,907              5,780               8,467

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.62              $10.76             $10.51
    End of period                                                          $12.24              $11.62             $10.76
  Accumulation units outstanding
  at the end of period                                                     66,081              70,167             76,021

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.59              $12.39             $11.96
    End of period                                                          $14.43              $13.59             $12.39
  Accumulation units outstanding
  at the end of period                                                     80,808              82,572             81,588


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                    $10.64               N/A                 N/A
    End of period                                                          $10.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,140               N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.28              $21.84             $21.57
    End of period                                                          $25.51              $24.28             $21.84
  Accumulation units outstanding
  at the end of period                                                      6,434              3,796               6,105


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $11.32             $11.26
    End of period                                                          $11.85              $11.57             $11.32
  Accumulation units outstanding
  at the end of period                                                     38,172              15,167              6,447

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.17              $17.06             $16.70
    End of period                                                          $21.27              $20.17             $17.06
  Accumulation units outstanding
  at the end of period                                                      6,391              4,272               6,177

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $27.41              $24.65             $23.43
    End of period                                                          $29.50              $27.41             $24.65
  Accumulation units outstanding
  at the end of period                                                      4,774              3,186               2,019

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.96              $34.43             $30.72
    End of period                                                          $41.21              $35.96             $34.43
  Accumulation units outstanding
  at the end of period                                                      3,931              3,324               1,894

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.47              $13.18             $12.90
    End of period                                                          $15.25              $15.47             $13.18
  Accumulation units outstanding
  at the end of period                                                     15,761              14,514              6,662
Accumulation Unit Values
Contract with Endorsements - 2.26%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.10              $13.43             $12.73
    End of period                                                          $17.27              $16.10             $13.43
  Accumulation units outstanding
  at the end of period                                                     14,229              14,767              2,583

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.03              $11.41             $10.75
    End of period                                                          $13.62              $12.03             $11.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.37              $11.53             $10.51
    End of period                                                          $12.77              $15.37             $11.53
  Accumulation units outstanding
  at the end of period                                                      3,745              8,556               1,503

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.77              $12.31             $11.24
    End of period                                                          $15.00              $13.77             $12.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.17              $17.70             $15.94
    End of period                                                          $19.68              $18.17             $17.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.21
    End of period                                                            N/A                N/A                $9.59
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $10.54              $9.68
    End of period                                                          $12.05              $11.42             $10.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.58              $21.29             $20.71
    End of period                                                          $27.81              $23.58             $21.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.16              $24.60             $23.55
    End of period                                                          $26.99              $25.16             $24.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.77              $16.18             $15.78
    End of period                                                          $17.47              $17.77             $16.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.45              $18.27             $17.48
    End of period                                                          $23.50              $21.45             $18.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     65,062               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.93                N/A
    End of period                                                          $10.77              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.51              $10.87             $10.47
    End of period                                                          $11.47              $12.51             $10.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.61              $17.20             $17.13
    End of period                                                          $18.42              $17.61             $17.20
  Accumulation units outstanding
  at the end of period                                                      3,352                -                   -

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.70              $11.22             $10.68
    End of period                                                          $12.76              $12.70             $11.22
  Accumulation units outstanding
  at the end of period                                                      8,876              13,421              2,302

JNL/Goldman Sachs Short Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $10.00               N/A
    End of period                                                          $10.41              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                      5,803                -                  N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.76              $11.44              $9.68
    End of period                                                          $16.16              $14.76             $11.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.99              $20.07             $19.01
    End of period                                                          $23.21              $21.99             $20.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.49              $14.35             $14.42
    End of period                                                          $15.07              $14.49             $14.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1090)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $7.94                N/A
    End of period                                                          $13.95              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.37              $17.30             $15.90
    End of period                                                          $18.44              $19.37             $17.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.12              $14.12             $13.22
    End of period                                                          $14.69              $16.12             $14.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $10.87             $11.06
    End of period                                                          $11.33              $11.93             $10.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.93              $10.79             $10.85
    End of period                                                          $11.37              $10.93             $10.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.72              $4.30               $4.28
    End of period                                                           $5.83              $5.72               $4.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.02              $9.94              $10.29
    End of period                                                           $9.93              $11.02              $9.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $8.47               $8.93
    End of period                                                          $10.60              $10.73              $8.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $10.02               N/A
    End of period                                                          $10.32              $11.74               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.23              $8.08               $7.83
    End of period                                                           $9.37              $9.23               $8.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.96              $12.03             $11.38
    End of period                                                          $11.28              $13.96             $12.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.63              $12.14             $10.81
    End of period                                                          $18.07              $16.63             $12.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.85             $10.20
    End of period                                                          $11.85              $11.27             $10.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.03              $14.69             $12.93
    End of period                                                          $19.46              $18.03             $14.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.68              $11.78             $10.68
    End of period                                                          $13.57              $13.68             $11.78
  Accumulation units outstanding
  at the end of period                                                     46,748              92,720                -

JNL/MCM JNL Optimized 5 Division(1105)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $9.41                N/A
    End of period                                                          $11.85              $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.46             $10.52
    End of period                                                          $12.47              $10.71             $10.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.28              $22.26             $16.82
    End of period                                                          $34.76              $26.28             $22.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.09              $12.79              $9.57
    End of period                                                          $13.44              $13.09             $12.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1105)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $9.61                N/A
    End of period                                                          $10.67              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.72              $13.73             $12.21
    End of period                                                          $15.47              $14.72             $13.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.46             $10.11
    End of period                                                          $12.07              $11.77             $10.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.09              $18.77             $16.56
    End of period                                                          $17.58              $20.09             $18.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.04              $13.10             $12.32
    End of period                                                          $14.40              $15.04             $13.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.86              $5.48               $5.28
    End of period                                                           $6.57              $5.86               $5.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.93              $15.48             $11.35
    End of period                                                          $17.43              $14.93             $15.48
  Accumulation units outstanding
  at the end of period                                                        -                8,855                 -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.01              $11.87             $10.83
    End of period                                                          $14.09              $13.01             $11.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.97              $12.22             $10.57
    End of period                                                          $14.52              $13.97             $12.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.70              $8.49               $7.75
    End of period                                                           $9.38              $8.70               $8.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,827               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.33              $13.17             $13.18
    End of period                                                          $14.10              $13.33             $13.17
  Accumulation units outstanding
  at the end of period                                                      4,433                -                   -

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.98              $19.76             $18.41
    End of period                                                          $19.93              $21.98             $19.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.79
    End of period                                                            N/A                N/A               $15.10
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.25              $12.26             $12.25
    End of period                                                          $12.81              $13.25             $12.26
  Accumulation units outstanding
  at the end of period                                                      4,380                -                   -

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.69              $18.72             $18.06
    End of period                                                          $19.08              $20.69             $18.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.25              $7.98               $7.15
    End of period                                                           $8.00              $8.25               $7.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.34              $12.69             $11.73
    End of period                                                          $15.30              $14.34             $12.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.44             $10.25
    End of period                                                          $11.44              $11.01             $10.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.28              $12.80             $11.96
    End of period                                                          $15.18              $14.28             $12.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $10.76             $10.38
    End of period                                                          $12.23              $11.61             $10.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.57              $12.38             $11.73
    End of period                                                          $14.42              $13.57             $12.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division(1171)

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.42               N/A
    End of period                                                          $11.80              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.25              $21.82             $20.95
    End of period                                                          $25.48              $24.25             $21.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $11.31             $11.26
    End of period                                                          $11.83              $11.56             $11.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.19              $17.07             $15.98
    End of period                                                          $21.28              $20.19             $17.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $27.37              $24.62             $23.41
    End of period                                                          $29.46              $27.37             $24.62
  Accumulation units outstanding
  at the end of period                                                      6,413              8,144               1,397

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.89              $34.37             $30.67
    End of period                                                          $41.13              $35.89             $34.37
  Accumulation units outstanding
  at the end of period                                                      3,171              4,364                750

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.47              $13.18             $12.90
    End of period                                                          $15.25              $15.47             $13.18
  Accumulation units outstanding
  at the end of period                                                     11,271              15,294              2,612
Accumulation Unit Values
Contract with Endorsements - 2.27%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.08              $13.41             $12.11
    End of period                                                          $17.25              $16.08             $13.41
  Accumulation units outstanding
  at the end of period                                                     13,790              5,416                 -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.03              $11.41             $10.75
    End of period                                                          $13.61              $12.03             $11.41
  Accumulation units outstanding
  at the end of period                                                      8,924              1,650                 -

JNL/AIM Real Estate Division(1025)

  Accumulation unit value:
    Beginning of period                                                    $15.37              $12.61               N/A
    End of period                                                          $12.76              $15.37               N/A
  Accumulation units outstanding
  at the end of period                                                     10,960              8,996                N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.77              $12.30             $11.24
    End of period                                                          $14.99              $13.77             $12.30
  Accumulation units outstanding
  at the end of period                                                       685                545                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.15              $17.68             $15.92
    End of period                                                          $19.66              $18.15             $17.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.20
    End of period                                                            N/A                N/A                $9.58
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.54              $9.68
    End of period                                                          $12.04              $11.41             $10.54
  Accumulation units outstanding
  at the end of period                                                      3,217              3,425                 -

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                    $27.58               N/A                 N/A
    End of period                                                          $27.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       171                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.13              $24.57             $23.53
    End of period                                                          $26.95              $25.13             $24.57
  Accumulation units outstanding
  at the end of period                                                       845                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.88               N/A                 N/A
    End of period                                                          $13.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,531               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A                 N/A
    End of period                                                          $10.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       922                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.75              $16.16             $15.77
    End of period                                                          $17.45              $17.75             $16.16
  Accumulation units outstanding
  at the end of period                                                      3,036                -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.43              $18.25             $17.47
    End of period                                                          $23.48              $21.43             $18.25
  Accumulation units outstanding
  at the end of period                                                      2,959               872                  -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     163,915              N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1121)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.11               N/A
    End of period                                                          $10.77              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                      3,835              1,261                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                     $9.81               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,887               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(1048)

  Accumulation unit value:
    Beginning of period                                                    $12.50              $12.15               N/A
    End of period                                                          $11.47              $12.50               N/A
  Accumulation units outstanding
  at the end of period                                                       912               3,469                N/A

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.59              $16.92             $17.11
    End of period                                                          $18.40              $17.59             $17.19
  Accumulation units outstanding
  at the end of period                                                      6,644               531                  -

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.69              $11.22             $11.32
    End of period                                                          $12.75              $12.69             $11.22
  Accumulation units outstanding
  at the end of period                                                      2,223              4,301               1,873

JNL/Goldman Sachs Short Duration Bond Division(1206)

  Accumulation unit value:
    Beginning of period                                                    $10.16              $10.16               N/A
    End of period                                                          $10.41              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                      2,792              2,892                N/A

JNL/JPMorgan International Value Division(1025)

  Accumulation unit value:
    Beginning of period                                                    $14.75              $12.31               N/A
    End of period                                                          $16.14              $14.75               N/A
  Accumulation units outstanding
  at the end of period                                                     15,452              7,727                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.97              $20.05             $18.99
    End of period                                                          $23.18              $21.97             $20.05
  Accumulation units outstanding
  at the end of period                                                      2,440               420                  -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.47              $14.34             $14.40
    End of period                                                          $15.05              $14.47             $14.34
  Accumulation units outstanding
  at the end of period                                                      3,761              1,386                 -

JNL/Lazard Emerging Markets Division(1126)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $8.98                N/A
    End of period                                                          $13.95              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                     21,353              7,840                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.36              $17.28             $16.39
    End of period                                                          $18.43              $19.36             $17.28
  Accumulation units outstanding
  at the end of period                                                      6,030              1,703               1,219

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.11              $14.11             $14.00
    End of period                                                          $14.67              $16.11             $14.11
  Accumulation units outstanding
  at the end of period                                                      2,453              1,455               1,464

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1380)

  Accumulation unit value:
    Beginning of period                                                     $9.52               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,454               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $10.87             $11.65
    End of period                                                          $11.32              $11.92             $10.87
  Accumulation units outstanding
  at the end of period                                                      9,043              2,876                128

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.93              $10.78             $10.85
    End of period                                                          $11.37              $10.93             $10.78
  Accumulation units outstanding
  at the end of period                                                     10,149              2,669                 -

JNL/MCM Communications Sector Division(1025)

  Accumulation unit value:
    Beginning of period                                                     $5.71              $4.79                N/A
    End of period                                                           $5.83              $5.71                N/A
  Accumulation units outstanding
  at the end of period                                                     12,101              6,404                N/A

JNL/MCM Consumer Brands Sector Division(1190)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.67               N/A
    End of period                                                           $9.91              $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 234                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $8.47               $9.06
    End of period                                                          $10.59              $10.72              $8.47
  Accumulation units outstanding
  at the end of period                                                     13,799              4,655                336

JNL/MCM Dow Dividend Division(1037)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $10.22               N/A
    End of period                                                          $10.32              $11.73               N/A
  Accumulation units outstanding
  at the end of period                                                     39,672              15,280               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.23              $8.08               $7.83
    End of period                                                           $9.36              $9.23               $8.08
  Accumulation units outstanding
  at the end of period                                                      4,713              2,001                 -

JNL/MCM Financial Sector Division(1190)

  Accumulation unit value:
    Beginning of period                                                    $13.95              $13.42               N/A
    End of period                                                          $11.27              $13.95               N/A
  Accumulation units outstanding
  at the end of period                                                      1,108               186                 N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.62              $12.13             $11.08
    End of period                                                          $18.05              $16.62             $12.13
  Accumulation units outstanding
  at the end of period                                                     18,046              6,987                238

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.84             $10.19
    End of period                                                          $11.84              $11.26             $10.84
  Accumulation units outstanding
  at the end of period                                                      3,728               221                  -

JNL/MCM Index 5 Division(1377)

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       418                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.02              $14.68             $12.93
    End of period                                                          $19.45              $18.02             $14.68
  Accumulation units outstanding
  at the end of period                                                     22,230              12,549                -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.68              $11.78             $11.28
    End of period                                                          $13.56              $13.68             $11.78
  Accumulation units outstanding
  at the end of period                                                     190,649            102,460             16,115

JNL/MCM JNL Optimized 5 Division(1206)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.79               N/A
    End of period                                                          $11.85              $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                      9,531              2,725                N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.46             $10.07
    End of period                                                          $12.47              $10.71             $10.46
  Accumulation units outstanding
  at the end of period                                                      3,114                73                 66

JNL/MCM NYSE International 25 Division(1377)

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A                 N/A
    End of period                                                          $11.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,863               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.26              $22.23             $17.80
    End of period                                                          $34.72              $26.26             $22.23
  Accumulation units outstanding
  at the end of period                                                      4,609              2,759                458

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $12.78             $10.51
    End of period                                                          $13.43              $13.08             $12.78
  Accumulation units outstanding
  at the end of period                                                      8,938              3,621                221


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1205)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $10.24               N/A
    End of period                                                          $10.67              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 457                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.72              $13.72             $12.20
    End of period                                                          $15.46              $14.72             $13.72
  Accumulation units outstanding
  at the end of period                                                     12,297              7,283                 -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $10.45             $10.11
    End of period                                                          $12.06              $11.76             $10.45
  Accumulation units outstanding
  at the end of period                                                     12,827              13,740                -

JNL/MCM S&P SMid 60 Division(1326)

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                           $8.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,303               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.07              $18.75             $18.05
    End of period                                                          $17.57              $20.07             $18.75
  Accumulation units outstanding
  at the end of period                                                      3,318              1,915                700

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.04              $13.09             $12.32
    End of period                                                          $14.39              $15.04             $13.09
  Accumulation units outstanding
  at the end of period                                                      9,117              9,051                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $6.95               N/A                 N/A
    End of period                                                           $6.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,647               N/A                 N/A

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.92              $15.48             $11.70
    End of period                                                          $17.43              $14.92             $15.48
  Accumulation units outstanding
  at the end of period                                                     44,742              20,920               46

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                    $12.74               N/A                 N/A
    End of period                                                          $14.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,108               N/A                 N/A

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.96              $12.21             $10.56
    End of period                                                          $14.51              $13.96             $12.21
  Accumulation units outstanding
  at the end of period                                                      2,979              1,678                 -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.70              $8.48               $7.75
    End of period                                                           $9.37              $8.70               $8.48
  Accumulation units outstanding
  at the end of period                                                        -                1,138                 -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,249               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.32              $13.16             $13.17
    End of period                                                          $14.09              $13.32             $13.16
  Accumulation units outstanding
  at the end of period                                                     20,762              8,527                 -

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.77
    End of period                                                            N/A                N/A               $15.08
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.24              $12.25             $12.24
    End of period                                                          $12.80              $13.24             $12.25
  Accumulation units outstanding
  at the end of period                                                      8,000               604                  -

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.66              $18.70             $18.04
    End of period                                                          $19.06              $20.66             $18.70
  Accumulation units outstanding
  at the end of period                                                      1,401                -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.24              $7.98               $7.15
    End of period                                                           $8.00              $8.24               $7.98
  Accumulation units outstanding
  at the end of period                                                        -                 709                  -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,121               N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.33              $12.68             $11.72
    End of period                                                          $15.29              $14.33             $12.68
  Accumulation units outstanding
  at the end of period                                                     20,414                -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $11.18               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       554                N/A                 N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.27              $12.79             $11.95
    End of period                                                          $15.16              $14.27             $12.79
  Accumulation units outstanding
  at the end of period                                                     20,290                -                   -

JNL/S&P Managed Moderate Division(1207)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $11.58               N/A
    End of period                                                          $12.23              $11.61               N/A
  Accumulation units outstanding
  at the end of period                                                     54,629              7,367                N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.56              $12.37             $11.72
    End of period                                                          $14.40              $13.56             $12.37
  Accumulation units outstanding
  at the end of period                                                     48,745              8,713                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1202)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.69               N/A
    End of period                                                          $11.49              $10.77               N/A
  Accumulation units outstanding
  at the end of period                                                      2,296              2,411                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $10.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,114               N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.22              $21.80             $21.53
    End of period                                                          $25.45              $24.22             $21.80
  Accumulation units outstanding
  at the end of period                                                      3,978               325                 110


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.52              $11.28             $11.23
    End of period                                                          $11.78              $11.52             $11.28
  Accumulation units outstanding
  at the end of period                                                     22,202                -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.15              $18.09             $15.96
    End of period                                                          $21.25              $20.15             $17.05
  Accumulation units outstanding
  at the end of period                                                      6,501               405                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $27.34              $24.60             $23.28
    End of period                                                          $29.42              $27.34             $24.60
  Accumulation units outstanding
  at the end of period                                                      5,334                -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.85              $34.34             $30.64
    End of period                                                          $41.07              $35.85             $34.34
  Accumulation units outstanding
  at the end of period                                                      4,759              1,120                613

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.45              $13.17             $12.46
    End of period                                                          $15.23              $15.45             $13.17
  Accumulation units outstanding
  at the end of period                                                     14,455              1,862                 -
Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $16.09               N/A                 N/A
    End of period                                                          $17.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,022               N/A                 N/A

JNL/AIM Large Cap Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $12.03               N/A                 N/A
    End of period                                                          $13.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,755               N/A                 N/A

JNL/AIM Real Estate Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $15.36               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     111,949              N/A                 N/A

JNL/AIM Small Cap Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.69               N/A                 N/A
    End of period                                                          $14.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,193               N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.37               N/A                 N/A
    End of period                                                          $12.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     99,986               N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $23.49               N/A                 N/A
    End of period                                                          $27.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,171               N/A                 N/A

JNL/Capital Guardian International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,862               N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $25.02               N/A                 N/A
    End of period                                                          $26.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,936               N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division(1237)

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $13.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     177,782              N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division(1260)

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,395               N/A                 N/A

JNL/Eagle Core Equity Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $17.74               N/A                 N/A
    End of period                                                          $17.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,279               N/A                 N/A

JNL/Eagle SmallCap Equity Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $21.23               N/A                 N/A
    End of period                                                          $23.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     43,173               N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division(1238)

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                    2,738,280             N/A                 N/A

JNL/Franklin Templeton Global Growth Division(1254)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                           $9.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     87,919               N/A                 N/A

JNL/Franklin Templeton Income Division(1250)

  Accumulation unit value:
    Beginning of period                                                    $10.93               N/A                 N/A
    End of period                                                          $10.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     253,186              N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division(1263)

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     166,061              N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $12.47               N/A                 N/A
    End of period                                                          $11.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     116,486              N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $17.59               N/A                 N/A
    End of period                                                          $18.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     174,864              N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $12.67               N/A                 N/A
    End of period                                                          $12.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     53,730               N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division(1236)

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,028               N/A                 N/A

JNL/JPMorgan International Value Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $14.80               N/A                 N/A
    End of period                                                          $16.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     235,420              N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $21.85               N/A                 N/A
    End of period                                                          $23.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,835               N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $14.49               N/A                 N/A
    End of period                                                          $15.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     37,066               N/A                 N/A

JNL/Lazard Emerging Markets Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $13.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     139,298              N/A                 N/A

JNL/Lazard Mid Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $19.40               N/A                 N/A
    End of period                                                          $18.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     77,728               N/A                 N/A

JNL/Lazard Small Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $16.06               N/A                 N/A
    End of period                                                          $14.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,373               N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1334)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     171,760              N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.98               N/A                 N/A
    End of period                                                          $11.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     267,428              N/A                 N/A

JNL/MCM Bond Index Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     203,589              N/A                 N/A

JNL/MCM Communications Sector Division(1224)

  Accumulation unit value:
    Beginning of period                                                     $5.72               N/A                 N/A
    End of period                                                           $5.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     94,278               N/A                 N/A

JNL/MCM Consumer Brands Sector Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,602               N/A                 N/A

JNL/MCM Dow 10 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $10.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     336,463              N/A                 N/A

JNL/MCM Dow Dividend Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.72               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     578,745              N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(1224)

  Accumulation unit value:
    Beginning of period                                                     $9.21               N/A                 N/A
    End of period                                                           $9.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     38,122               N/A                 N/A

JNL/MCM Financial Sector Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.97               N/A                 N/A
    End of period                                                          $11.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     39,070               N/A                 N/A

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $16.61               N/A                 N/A
    End of period                                                          $18.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     384,104              N/A                 N/A

JNL/MCM Healthcare Sector Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.24               N/A                 N/A
    End of period                                                          $11.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     44,375               N/A                 N/A

JNL/MCM Index 5 Division(1330)

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     136,695              N/A                 N/A

JNL/MCM International Index Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $18.06               N/A                 N/A
    End of period                                                          $19.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     214,757              N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.58               N/A                 N/A
    End of period                                                          $13.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                    4,172,117             N/A                 N/A

JNL/MCM JNL Optimized 5 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.63               N/A                 N/A
    End of period                                                          $11.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     749,172              N/A                 N/A

JNL/MCM Nasdaq 25 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $12.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     72,622               N/A                 N/A

JNL/MCM NYSE International 25 Division(1315)

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $11.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     92,798               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $25.21               N/A                 N/A
    End of period                                                          $34.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     90,626               N/A                 N/A

JNL/MCM S&P 10 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $12.84               N/A                 N/A
    End of period                                                          $13.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     206,909              N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,381               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $14.75               N/A                 N/A
    End of period                                                          $15.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     159,456              N/A                 N/A

JNL/MCM S&P 500 Index Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.73               N/A                 N/A
    End of period                                                          $12.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     340,854              N/A                 N/A

JNL/MCM S&P SMid 60 Division(1325)

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A                 N/A
    End of period                                                           $8.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,956               N/A                 N/A

JNL/MCM Select Small-Cap Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $19.75               N/A                 N/A
    End of period                                                          $17.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     128,651              N/A                 N/A

JNL/MCM Small Cap Index Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $15.00               N/A                 N/A
    End of period                                                          $14.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     116,348              N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(1224)

  Accumulation unit value:
    Beginning of period                                                     $5.86               N/A                 N/A
    End of period                                                           $6.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     304,819              N/A                 N/A

JNL/MCM Value Line 30 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $14.51               N/A                 N/A
    End of period                                                          $17.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     379,483              N/A                 N/A

JNL/MCM VIP Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $12.90               N/A                 N/A
    End of period                                                          $14.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     133,829              N/A                 N/A

JNL/Oppenheimer Global Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.93               N/A                 N/A
    End of period                                                          $14.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     43,376               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division(1263)

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     84,893               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.34               N/A                 N/A
    End of period                                                          $14.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     195,143              N/A                 N/A

JNL/PPM America Core Equity Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $21.85               N/A                 N/A
    End of period                                                          $19.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,207               N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.22               N/A                 N/A
    End of period                                                          $12.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     78,765               N/A                 N/A

JNL/PPM America Value Equity Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $20.58               N/A                 N/A
    End of period                                                          $19.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,264               N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division(1463)

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,213               N/A                 N/A

JNL/S&P Competitive Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,539               N/A                 N/A

JNL/S&P Disciplined Growth Division(1256)

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     89,889               N/A                 N/A

JNL/S&P Disciplined Moderate Division(1276)

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     89,791               N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division(1285)

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     120,983              N/A                 N/A

JNL/S&P Dividend Income & Growth Division(1463)

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                           $9.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,004               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,607               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $14.29               N/A                 N/A
    End of period                                                          $15.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     138,340              N/A                 N/A

JNL/S&P Managed Conservative Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.03               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     577,256              N/A                 N/A

JNL/S&P Managed Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $14.25               N/A                 N/A
    End of period                                                          $15.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     510,984              N/A                 N/A

JNL/S&P Managed Moderate Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.62               N/A                 N/A
    End of period                                                          $12.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     744,503              N/A                 N/A

JNL/S&P Managed Moderate Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.54               N/A                 N/A
    End of period                                                          $14.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     694,976              N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1301)

  Accumulation unit value:
    Beginning of period                                                    $11.35               N/A                 N/A
    End of period                                                          $11.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,358               N/A                 N/A

JNL/S&P Retirement 2020 Division(1318)

  Accumulation unit value:
    Beginning of period                                                    $11.66               N/A                 N/A
    End of period                                                          $11.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     93,087               N/A                 N/A

JNL/S&P Retirement 2025 Division(1326)

  Accumulation unit value:
    Beginning of period                                                    $11.92               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,007               N/A                 N/A

JNL/S&P Retirement Income Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $10.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     54,041               N/A                 N/A

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,623               N/A                 N/A

JNL/Select Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $24.10               N/A                 N/A
    End of period                                                          $25.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     72,495               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.51               N/A                 N/A
    End of period                                                          $11.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     657,907              N/A                 N/A

JNL/Select Value Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $20.09               N/A                 N/A
    End of period                                                          $21.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     167,995              N/A                 N/A

JNL/T.Rowe Price Established Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $27.24               N/A                 N/A
    End of period                                                          $29.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     61,978               N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $35.67               N/A                 N/A
    End of period                                                          $40.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     78,477               N/A                 N/A

JNL/T.Rowe Price Value Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $15.44               N/A                 N/A
    End of period                                                          $15.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     56,043               N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.02              $13.37             $12.07
    End of period                                                          $17.19              $16.02             $13.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.01              $11.39             $10.74
    End of period                                                          $13.58              $12.01             $11.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.36              $11.52             $10.06
    End of period                                                          $12.75              $15.36             $11.52
  Accumulation units outstanding
  at the end of period                                                       220                222                 566

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.75              $12.29             $11.23
    End of period                                                          $14.96              $13.75             $12.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.09              $17.63             $16.05
    End of period                                                          $19.59              $18.09             $17.63
  Accumulation units outstanding
  at the end of period                                                        -                1,096               1,166


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.19
    End of period                                                            N/A                N/A                $9.56
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.52              $9.67
    End of period                                                          $12.01              $11.39             $10.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.47              $21.20             $20.63
    End of period                                                          $27.67              $23.47             $21.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.04              $24.49             $23.45
    End of period                                                          $26.85              $25.04             $24.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.70              $16.12             $15.73
    End of period                                                          $17.39              $17.70             $16.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.36              $18.20             $17.43
    End of period                                                          $23.40              $21.36             $18.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1109)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.02               N/A
    End of period                                                          $10.76              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.50              $10.86             $10.38
    End of period                                                          $11.46              $12.50             $10.86
  Accumulation units outstanding
  at the end of period                                                      1,742              1,742               1,854

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.53              $17.13             $17.16
    End of period                                                          $18.33              $17.53             $17.13
  Accumulation units outstanding
  at the end of period                                                      1,057              1,057               1,125

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.69              $11.22             $10.48
    End of period                                                          $12.74              $12.69             $11.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $10.00               N/A
    End of period                                                          $10.40              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.71              $11.40             $10.17
    End of period                                                          $16.09              $14.71             $11.40
  Accumulation units outstanding
  at the end of period                                                      1,716              1,716               1,827


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.89              $19.99             $18.93
    End of period                                                          $23.09              $21.89             $19.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.42              $14.29             $14.36
    End of period                                                          $14.99              $14.42             $14.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1080)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $8.67                N/A
    End of period                                                          $13.94              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.31              $17.24             $16.36
    End of period                                                          $18.37              $19.31             $17.24
  Accumulation units outstanding
  at the end of period                                                      1,099              1,099               1,170

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.07              $14.07             $13.19
    End of period                                                          $14.63              $16.07             $14.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $10.84             $11.03
    End of period                                                          $11.29              $11.90             $10.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.77             $10.81
    End of period                                                          $11.35              $10.91             $10.77
  Accumulation units outstanding
  at the end of period                                                      3,164              3,242               2,654

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.70              $4.29               $4.27
    End of period                                                           $5.81              $5.70               $4.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $9.91              $10.27
    End of period                                                           $9.88              $10.97              $9.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $8.45               $9.04
    End of period                                                          $10.56              $10.70              $8.45
  Accumulation units outstanding
  at the end of period                                                      4,405              4,607               4,467

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $9.98                N/A
    End of period                                                          $10.32              $11.73               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.21              $8.06               $7.81
    End of period                                                           $9.33              $9.21               $8.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.92              $12.00             $11.35
    End of period                                                          $11.24              $13.92             $12.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.58              $12.11             $11.06
    End of period                                                          $18.01              $16.58             $12.11
  Accumulation units outstanding
  at the end of period                                                      1,285              1,483               1,572

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.82             $10.18
    End of period                                                          $11.81              $11.23             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.00              $14.66             $13.59
    End of period                                                          $19.41              $18.00             $14.66
  Accumulation units outstanding
  at the end of period                                                       733                692                 891


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.67              $11.77             $11.27
    End of period                                                          $13.55              $13.67             $11.77
  Accumulation units outstanding
  at the end of period                                                     31,605              19,102             10,677

JNL/MCM JNL Optimized 5 Division(1099)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $9.19                N/A
    End of period                                                          $11.84              $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                      4,292              6,383                N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.46             $10.17
    End of period                                                          $12.46              $10.71             $10.46
  Accumulation units outstanding
  at the end of period                                                      6,945              7,045               6,913

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.21              $22.20             $20.30
    End of period                                                          $34.64              $26.21             $22.20
  Accumulation units outstanding
  at the end of period                                                       831                831                1,464

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.05              $12.76              $9.55
    End of period                                                          $13.39              $13.05             $12.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.70              $13.71             $12.85
    End of period                                                          $15.43              $14.70             $13.71
  Accumulation units outstanding
  at the end of period                                                       901                796                 566

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $10.44             $10.34
    End of period                                                          $12.04              $11.74             $10.44
  Accumulation units outstanding
  at the end of period                                                      3,458              3,064               1,855

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.03              $18.72             $16.52
    End of period                                                          $17.52              $20.03             $18.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.01              $13.08             $12.65
    End of period                                                          $14.36              $15.01             $13.08
  Accumulation units outstanding
  at the end of period                                                       701                593                 394


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.85              $5.47               $5.26
    End of period                                                           $6.54              $5.85               $5.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.91              $15.47             $12.63
    End of period                                                          $17.41              $14.91             $15.47
  Accumulation units outstanding
  at the end of period                                                     12,915              13,302             10,561

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.00              $11.86             $11.36
    End of period                                                          $14.07              $13.00             $11.86
  Accumulation units outstanding
  at the end of period                                                      9,750              9,565              10,690

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.94              $12.19             $10.91
    End of period                                                          $14.48              $13.94             $12.19
  Accumulation units outstanding
  at the end of period                                                      1,574              1,574               1,675

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.68              $8.47               $7.72
    End of period                                                           $9.36              $8.68               $8.47
  Accumulation units outstanding
  at the end of period                                                        -                2,273               3,179

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.28              $13.13             $13.14
    End of period                                                          $14.05              $13.28             $13.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.88              $19.68             $18.34
    End of period                                                          $19.83              $21.88             $19.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.73
    End of period                                                            N/A                N/A               $15.03
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.21              $12.23             $12.22
    End of period                                                          $12.76              $13.21             $12.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.59              $18.64             $17.99
    End of period                                                          $18.99              $20.59             $18.64
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.23              $7.96               $7.14
    End of period                                                           $7.98              $8.23               $7.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.29              $12.65             $11.70
    End of period                                                          $15.24              $14.29             $12.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.00              $10.43             $10.25
    End of period                                                          $11.42              $11.00             $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.23              $12.76             $12.16
    End of period                                                          $15.12              $14.23             $12.76
  Accumulation units outstanding
  at the end of period                                                      4,564              4,566               1,922

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.60              $10.76             $10.51
    End of period                                                          $12.22              $11.60             $10.76
  Accumulation units outstanding
  at the end of period                                                      2,930              3,070               2,633

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.53              $12.34             $11.70
    End of period                                                          $14.36              $13.53             $12.34
  Accumulation units outstanding
  at the end of period                                                      2,751              2,751                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1204)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.59               N/A
    End of period                                                          $11.48              $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.14              $21.73             $20.87
    End of period                                                          $25.35              $24.14             $21.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $11.26             $11.21
    End of period                                                          $11.77              $11.50             $11.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.13              $17.03             $15.95
    End of period                                                          $21.21              $20.13             $17.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $27.24              $24.52             $23.32
    End of period                                                          $29.31              $27.24             $24.52
  Accumulation units outstanding
  at the end of period                                                      2,257               783                 834

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.72              $34.23             $30.55
    End of period                                                          $40.92              $35.72             $34.23
  Accumulation units outstanding
  at the end of period                                                       568                568                 605

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.42              $13.15             $12.45
    End of period                                                          $15.20              $15.42             $13.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -
Accumulation Unit Values
Contract with Endorsements - 2.31%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.00              $13.36             $12.06
    End of period                                                          $17.16              $16.00             $13.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.00              $11.39             $10.73
    End of period                                                          $13.57              $12.00             $11.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.36              $11.52             $11.14
    End of period                                                          $12.75              $15.36             $11.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.74              $12.28             $11.22
    End of period                                                          $14.95              $13.74             $12.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.07              $17.61             $15.86
    End of period                                                          $19.57              $18.07             $17.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.18
    End of period                                                            N/A                N/A                $9.55
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.38              $10.51              $9.66
    End of period                                                          $12.00              $11.38             $10.51
  Accumulation units outstanding
  at the end of period                                                      2,482                -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.44              $21.17             $20.61
    End of period                                                          $27.64              $23.44             $21.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.01              $24.47             $23.43
    End of period                                                          $26.82              $25.01             $24.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.68              $16.10             $15.72
    End of period                                                          $17.37              $17.68             $16.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.34              $18.18             $17.41
    End of period                                                          $23.37              $21.34             $18.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1085)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $9.93                N/A
    End of period                                                          $10.76              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.49              $10.86             $10.60
    End of period                                                          $11.46              $12.49             $10.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.51              $17.11             $17.04
    End of period                                                          $18.30              $17.51             $17.11
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.69              $11.22             $11.03
    End of period                                                          $12.74              $12.69             $11.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $9.97                N/A
    End of period                                                          $10.40              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.70              $11.39              $9.64
    End of period                                                          $16.08              $14.70             $11.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.86              $19.97             $18.92
    End of period                                                          $23.06              $21.86             $19.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.41              $14.28             $14.35
    End of period                                                          $14.97              $14.41             $14.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.13               N/A
    End of period                                                          $13.94              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.29              $17.23             $15.84
    End of period                                                          $18.35              $19.29             $17.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.05              $14.06             $13.18
    End of period                                                          $14.62              $16.05             $14.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $10.84             $11.62
    End of period                                                          $11.29              $11.89             $10.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                 2,058

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.77             $10.84
    End of period                                                          $11.34              $10.91             $10.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.70              $4.28               $4.27
    End of period                                                           $5.81              $5.70               $4.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.98              $9.90              $10.26
    End of period                                                           $9.88              $10.98              $9.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $8.45               $9.04
    End of period                                                          $10.56              $10.69              $8.45
  Accumulation units outstanding
  at the end of period                                                        -                1,988               1,244

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $9.90                N/A
    End of period                                                          $10.31              $11.73               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,479                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.20              $8.06               $7.81
    End of period                                                           $9.33              $9.20               $8.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.91              $11.99             $11.35
    End of period                                                          $11.23              $13.91             $11.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.57              $12.10             $11.05
    End of period                                                          $17.99              $16.57             $12.10
  Accumulation units outstanding
  at the end of period                                                        -                3,149               2,022

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.81             $10.17
    End of period                                                          $11.80              $11.23             $10.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.99              $14.66             $12.91
    End of period                                                          $19.40              $17.99             $14.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.67              $11.77             $10.67
    End of period                                                          $13.55              $13.67             $11.77
  Accumulation units outstanding
  at the end of period                                                      4,975              8,148                 -

JNL/MCM JNL Optimized 5 Division(1147)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $9.82                N/A
    End of period                                                          $11.84              $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                      9,965                -                  N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.46             $10.52
    End of period                                                          $12.45              $10.70             $10.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.19              $22.18             $20.29
    End of period                                                          $34.61              $26.19             $22.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                  617

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.04              $12.75             $10.49
    End of period                                                          $13.38              $13.04             $12.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                 2,184


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $10.04               N/A
    End of period                                                          $10.66              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.69              $13.70             $12.19
    End of period                                                          $15.42              $14.69             $13.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $10.44             $10.10
    End of period                                                          $12.03              $11.74             $10.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.02              $18.71             $16.52
    End of period                                                          $17.51              $20.02             $18.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.01              $13.07             $12.30
    End of period                                                          $14.35              $15.01             $13.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.84              $5.47               $5.26
    End of period                                                           $6.54              $5.84               $5.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.91              $15.47             $12.63
    End of period                                                          $17.41              $14.91             $15.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                 1,854

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.00              $11.86             $10.82
    End of period                                                          $14.07              $13.00             $11.86
  Accumulation units outstanding
  at the end of period                                                      3,422              3,422                 -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.93              $12.19             $10.55
    End of period                                                          $14.47              $13.93             $12.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.68              $8.47               $7.73
    End of period                                                           $9.35              $8.68               $8.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.27              $13.12             $13.13
    End of period                                                          $14.03              $13.27             $13.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.85              $19.66             $18.32
    End of period                                                          $19.80              $21.85             $19.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.72
    End of period                                                            N/A                N/A               $15.02
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.19              $12.22             $12.21
    End of period                                                          $12.75              $13.19             $12.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.57              $18.62             $17.97
    End of period                                                          $18.96              $20.57             $18.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.22              $7.96               $7.14
    End of period                                                           $7.97              $8.22               $7.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.28              $12.64             $11.69
    End of period                                                          $15.23              $14.28             $12.64
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $11.00              $10.43             $10.29
    End of period                                                          $11.42              $11.00             $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.22              $12.75             $11.92
    End of period                                                          $15.10              $14.22             $12.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.60              $10.75             $10.38
    End of period                                                          $12.21              $11.60             $10.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.52              $12.33             $11.69
    End of period                                                          $14.35              $13.52             $12.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division(1143)

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.11               N/A
    End of period                                                          $11.79              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.11              $21.70             $20.85
    End of period                                                          $25.32              $24.11             $21.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $11.25             $11.20
    End of period                                                          $11.76              $11.49             $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.12              $17.03             $15.95
    End of period                                                          $21.20              $20.12             $17.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $27.21              $24.49             $23.19
    End of period                                                          $29.28              $27.21             $24.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $35.68              $34.19             $29.75
    End of period                                                          $40.87              $35.68             $34.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.41              $13.14             $12.44
    End of period                                                          $15.19              $15.41             $13.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -
Accumulation Unit Values
Contract with Endorsements - 2.32%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.98              $13.34             $12.04
    End of period                                                          $17.14              $15.98             $13.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.00              $11.38             $10.73
    End of period                                                          $13.56              $12.00             $11.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.35              $11.52             $11.50
    End of period                                                          $12.75              $15.35             $11.52
  Accumulation units outstanding
  at the end of period                                                       311                312                 326

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $12.27             $11.22
    End of period                                                          $14.94              $13.73             $12.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                    $18.04              $17.59             $17.76
    End of period                                                          $19.54              $18.04             $17.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.37              $10.50              $9.66
    End of period                                                          $11.99              $11.37             $10.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.98              $24.44             $23.41
    End of period                                                          $26.78              $24.98             $24.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.49              $10.86             $11.04
    End of period                                                          $11.46              $12.49             $10.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.48              $17.09             $17.03
    End of period                                                          $18.28              $17.48             $17.09
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.68              $11.22             $11.17
    End of period                                                          $12.74              $12.68             $11.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.68              $11.39              $9.64
    End of period                                                          $16.06              $14.68             $11.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.39              $14.26             $14.33
    End of period                                                          $14.96              $14.39             $14.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.27              $17.21             $15.83
    End of period                                                          $18.33              $19.27             $17.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.04              $14.05             $13.17
    End of period                                                          $14.60              $16.04             $14.05
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $10.83             $11.02
    End of period                                                          $11.28              $11.88             $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.76             $10.83
    End of period                                                          $11.33              $10.90             $10.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.69              $4.28               $4.27
    End of period                                                           $5.80              $5.69               $4.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $8.44               $8.90
    End of period                                                          $10.54              $10.68              $8.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(1209)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.66               N/A
    End of period                                                          $10.31              $11.73               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.56              $12.10             $10.77
    End of period                                                          $17.98              $16.56             $12.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.80             $10.17
    End of period                                                          $11.79              $11.22             $10.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.98              $14.65             $13.59
    End of period                                                          $19.39              $17.98             $14.65
  Accumulation units outstanding
  at the end of period                                                       409                490                 512


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.66              $11.77             $11.27
    End of period                                                          $13.54              $13.66             $11.77
  Accumulation units outstanding
  at the end of period                                                       585                610                 638

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.17              $22.17             $20.28
    End of period                                                          $34.58              $26.17             $22.17
  Accumulation units outstanding
  at the end of period                                                       229                324                 339

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.03              $12.74              $9.54
    End of period                                                          $13.37              $13.03             $12.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.68              $13.70             $12.84
    End of period                                                          $15.41              $14.68             $13.70
  Accumulation units outstanding
  at the end of period                                                       257                262                 274

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $10.43             $10.33
    End of period                                                          $12.02              $11.73             $10.43
  Accumulation units outstanding
  at the end of period                                                       659                689                 719

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.00              $18.69             $16.51
    End of period                                                          $17.49              $20.00             $18.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.00              $13.06             $12.64
    End of period                                                          $14.34              $15.00             $13.06
  Accumulation units outstanding
  at the end of period                                                       276                275                 287


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.84              $5.46               $5.26
    End of period                                                           $6.53              $5.84               $5.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                    $14.91              $15.47             $12.46
    End of period                                                          $17.40              $14.91             $15.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.00              $11.86             $10.82
    End of period                                                          $14.06              $13.00             $11.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.92              $12.18             $10.54
    End of period                                                          $14.46              $13.92             $12.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.67              $8.46               $7.73
    End of period                                                           $9.34              $8.67               $8.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $13.11             $13.12
    End of period                                                          $14.02              $13.26             $13.11
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $21.82              $19.64             $19.71
    End of period                                                          $19.78              $21.82             $19.64
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.70
    End of period                                                            N/A                N/A               $15.00
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.18              $12.21             $12.20
    End of period                                                          $12.73              $13.18             $12.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.26              $12.63             $11.68
    End of period                                                          $15.22              $14.26             $12.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $10.43             $10.25
    End of period                                                          $11.42              $10.99             $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.21              $12.74             $11.91
    End of period                                                          $15.09              $14.21             $12.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $12.32             $11.68
    End of period                                                          $14.33              $13.50             $12.32
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.08              $22.41             $20.83
    End of period                                                          $25.29              $24.08             $21.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.48              $11.24             $11.19
    End of period                                                          $11.74              $11.48             $11.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.11              $17.02             $15.94
    End of period                                                          $21.19              $20.11             $17.02
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $27.18              $24.46             $23.16
    End of period                                                          $29.24              $27.18             $24.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $35.64              $34.15             $29.72
    End of period                                                          $40.81              $35.64             $34.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.40              $13.15             $12.46
    End of period                                                          $15.18              $15.40             $13.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -
Accumulation Unit Values
Contract with Endorsements - 2.35%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.93              $13.30             $12.62
    End of period                                                          $17.08              $15.93             $13.30
  Accumulation units outstanding
  at the end of period                                                      5,268              5,369                988

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.98              $11.37             $10.86
    End of period                                                          $13.54              $11.98             $11.37
  Accumulation units outstanding
  at the end of period                                                     11,561              16,985              9,253

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.34              $11.52             $10.39
    End of period                                                          $12.74              $15.34             $11.52
  Accumulation units outstanding
  at the end of period                                                      4,671              1,762                 -

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.71              $12.26             $11.74
    End of period                                                          $14.91              $13.71             $12.26
  Accumulation units outstanding
  at the end of period                                                      1,245              6,630               2,160

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.98              $17.54             $15.81
    End of period                                                          $19.48              $17.98             $17.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.15
    End of period                                                            N/A                N/A                $9.52
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.35              $10.49              $9.64
    End of period                                                          $11.97              $11.35             $10.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.34              $21.09             $20.53
    End of period                                                          $27.50              $23.34             $21.09
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.90              $24.36             $23.34
    End of period                                                          $26.68              $24.90             $24.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $13.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,841               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.61              $16.04             $15.83
    End of period                                                          $17.29              $17.61             $16.04
  Accumulation units outstanding
  at the end of period                                                       948                938                 912

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.25              $18.12             $18.09
    End of period                                                          $23.26              $21.25             $18.12
  Accumulation units outstanding
  at the end of period                                                      2,186               484                 508

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     37,570               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                           $9.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,311               N/A                 N/A

JNL/Franklin Templeton Income Division(1198)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.68               N/A
    End of period                                                          $10.75              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                     11,721                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                     $9.81               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,989               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.49              $10.86             $10.92
    End of period                                                          $11.45              $12.49             $10.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.43              $17.04             $17.08
    End of period                                                          $18.21              $17.43             $17.04
  Accumulation units outstanding
  at the end of period                                                      1,079              4,803               1,268

JNL/Goldman Sachs Mid Cap Value Division(1011)

  Accumulation unit value:
    Beginning of period                                                    $12.68              $11.32               N/A
    End of period                                                          $12.73              $12.68               N/A
  Accumulation units outstanding
  at the end of period                                                      3,828              3,726                N/A

JNL/Goldman Sachs Short Duration Bond Division(1198)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $10.13               N/A
    End of period                                                          $10.39              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.64              $11.36             $10.13
    End of period                                                          $16.01              $14.64             $11.36
  Accumulation units outstanding
  at the end of period                                                     14,215              10,227              8,007


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.76              $19.88             $18.84
    End of period                                                          $22.94              $21.76             $19.88
  Accumulation units outstanding
  at the end of period                                                      1,641                -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.34              $14.22             $14.29
    End of period                                                          $14.90              $14.34             $14.22
  Accumulation units outstanding
  at the end of period                                                       227                183                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $11.50               N/A                 N/A
    End of period                                                          $13.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,704               N/A                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.22              $17.18             $16.30
    End of period                                                          $18.29              $19.22             $17.18
  Accumulation units outstanding
  at the end of period                                                      4,061              6,912               3,917

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.99              $14.02             $13.92
    End of period                                                          $14.56              $15.99             $14.02
  Accumulation units outstanding
  at the end of period                                                      5,972              9,653               4,344

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $10.81             $11.60
    End of period                                                          $11.25              $11.85             $10.81
  Accumulation units outstanding
  at the end of period                                                      6,457              40,551             37,186

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.75             $10.79
    End of period                                                          $11.31              $10.89             $10.75
  Accumulation units outstanding
  at the end of period                                                      3,077              1,089                338

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.68              $4.27               $4.26
    End of period                                                           $5.79              $5.68               $4.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $9.87               $9.97
    End of period                                                           $9.85              $10.94              $9.87
  Accumulation units outstanding
  at the end of period                                                      2,719              2,520                373

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $8.42               $9.01
    End of period                                                          $10.52              $10.66              $8.42
  Accumulation units outstanding
  at the end of period                                                     17,335              57,378             48,098

JNL/MCM Dow Dividend Division(1126)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $10.98               N/A
    End of period                                                          $10.31              $11.73               N/A
  Accumulation units outstanding
  at the end of period                                                      5,679                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.17              $8.03               $7.79
    End of period                                                           $9.29              $9.17               $8.03
  Accumulation units outstanding
  at the end of period                                                      6,712                -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.87              $11.96             $11.32
    End of period                                                          $11.19              $13.87             $11.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.52              $12.07             $11.03
    End of period                                                          $17.93              $16.52             $12.07
  Accumulation units outstanding
  at the end of period                                                     11,680              51,454             43,581

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.78             $10.34
    End of period                                                          $11.76              $11.19             $10.78
  Accumulation units outstanding
  at the end of period                                                     21,497              27,400             14,123

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.95              $14.64             $13.57
    End of period                                                          $19.36              $17.95             $14.64
  Accumulation units outstanding
  at the end of period                                                     19,000              17,935             11,367


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.66              $11.77             $11.27
    End of period                                                          $13.53              $13.66             $11.77
  Accumulation units outstanding
  at the end of period                                                     92,827              77,451             65,060

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.45             $10.17
    End of period                                                          $12.44              $10.69             $10.45
  Accumulation units outstanding
  at the end of period                                                      4,906              10,648             16,474

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.11              $22.13             $20.24
    End of period                                                          $34.50              $26.11             $22.13
  Accumulation units outstanding
  at the end of period                                                      3,010              3,133                717

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.00              $12.72             $10.47
    End of period                                                          $13.34              $13.00             $12.72
  Accumulation units outstanding
  at the end of period                                                     11,268              43,678             41,996


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.66              $13.68             $12.83
    End of period                                                          $15.38              $14.66             $13.68
  Accumulation units outstanding
  at the end of period                                                      5,109              6,869               3,827

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $10.42             $10.32
    End of period                                                          $12.00              $11.71             $10.42
  Accumulation units outstanding
  at the end of period                                                     13,238              16,932             10,330

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.95              $18.66             $17.97
    End of period                                                          $17.45              $19.95             $18.66
  Accumulation units outstanding
  at the end of period                                                      4,608              26,139             20,981

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.98              $13.05             $12.63
    End of period                                                          $14.32              $14.98             $13.05
  Accumulation units outstanding
  at the end of period                                                      1,455              1,495                621


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.82              $5.45               $5.21
    End of period                                                           $6.52              $5.82               $5.45
  Accumulation units outstanding
  at the end of period                                                      6,914              7,019                659

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.90              $15.46             $12.62
    End of period                                                          $17.38              $14.90             $15.46
  Accumulation units outstanding
  at the end of period                                                     27,659              62,561             46,928

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.99              $11.85             $11.35
    End of period                                                          $14.05              $12.99             $11.85
  Accumulation units outstanding
  at the end of period                                                     15,995              27,619             16,018

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.90              $12.16             $10.88
    End of period                                                          $14.43              $13.90             $12.16
  Accumulation units outstanding
  at the end of period                                                      8,483              10,256              6,311

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.66              $8.45               $7.70
    End of period                                                           $9.33              $8.66               $8.45
  Accumulation units outstanding
  at the end of period                                                        -                 666                 609

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $13.08             $13.08
    End of period                                                          $13.98              $13.22             $13.08
  Accumulation units outstanding
  at the end of period                                                     16,352              17,009              8,585

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.66
    End of period                                                            N/A                N/A               $14.95
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.18             $12.37
    End of period                                                          $12.70              $13.15             $12.18
  Accumulation units outstanding
  at the end of period                                                     15,269              16,101              9,137

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.47              $18.54             $17.91
    End of period                                                          $18.87              $20.47             $18.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.20              $7.94               $7.12
    End of period                                                           $7.95              $8.20               $7.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.23              $12.60             $11.66
    End of period                                                          $15.17              $14.23             $12.60
  Accumulation units outstanding
  at the end of period                                                      4,271                -                   -

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $10.43             $10.32
    End of period                                                          $11.40              $10.99             $10.43
  Accumulation units outstanding
  at the end of period                                                      9,478              14,290              2,158

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.17              $12.71             $12.12
    End of period                                                          $15.05              $14.17             $12.71
  Accumulation units outstanding
  at the end of period                                                     26,879              40,822             18,800

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.59              $10.75             $10.51
    End of period                                                          $12.20              $11.59             $10.75
  Accumulation units outstanding
  at the end of period                                                      8,426              8,689               7,672

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.47              $12.29             $11.88
    End of period                                                          $14.29              $13.47             $12.29
  Accumulation units outstanding
  at the end of period                                                     82,213              73,393             61,115


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                    $10.60               N/A                 N/A
    End of period                                                          $10.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,417               N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.00              $21.61             $20.77
    End of period                                                          $25.19              $24.00             $21.61
  Accumulation units outstanding
  at the end of period                                                       875               2,926                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.44              $11.20             $11.16
    End of period                                                          $11.70              $11.44             $11.20
  Accumulation units outstanding
  at the end of period                                                     28,860                -                   -

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.09              $17.01             $16.66
    End of period                                                          $21.16              $20.09             $17.01
  Accumulation units outstanding
  at the end of period                                                       792                323                 393

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $27.08              $24.39             $23.20
    End of period                                                          $29.13              $27.08             $24.39
  Accumulation units outstanding
  at the end of period                                                      1,309               789                 810

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.52              $34.05             $30.40
    End of period                                                          $40.66              $35.52             $34.05
  Accumulation units outstanding
  at the end of period                                                      3,127              4,657               2,060

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.37              $13.11             $12.84
    End of period                                                          $15.14              $15.37             $13.11
  Accumulation units outstanding
  at the end of period                                                     13,255              19,104             11,007
Accumulation Unit Values
Contract with Endorsements - 2.36%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.91              $13.29             $12.00
    End of period                                                          $17.06              $15.91             $13.29
  Accumulation units outstanding
  at the end of period                                                      4,739              2,423                 -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.97              $11.36             $10.72
    End of period                                                          $13.53              $11.97             $11.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.34              $11.52             $10.51
    End of period                                                          $12.73              $15.34             $11.52
  Accumulation units outstanding
  at the end of period                                                      8,467              8,327                698

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.70              $12.25             $11.21
    End of period                                                          $14.90              $13.70             $12.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.96              $17.52             $15.79
    End of period                                                          $19.46              $17.96             $17.52
  Accumulation units outstanding
  at the end of period                                                        -                  28                  -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.15
    End of period                                                            N/A                N/A                $9.51
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.34              $10.48              $9.64
    End of period                                                          $11.96              $11.34             $10.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.31              $21.06             $20.51
    End of period                                                          $27.46              $23.31             $21.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.87              $24.34             $23.32
    End of period                                                          $26.65              $24.87             $24.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $13.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,349               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,011               N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.59              $16.03             $15.65
    End of period                                                          $17.28              $17.59             $16.03
  Accumulation units outstanding
  at the end of period                                                      1,941              1,918                 -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.23              $18.10             $17.34
    End of period                                                          $23.24              $21.23             $18.10
  Accumulation units outstanding
  at the end of period                                                      1,902                -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,636               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1097)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $9.84                N/A
    End of period                                                          $10.75              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.48              $10.86             $10.31
    End of period                                                          $11.44              $12.48             $10.86
  Accumulation units outstanding
  at the end of period                                                      2,787                -                   -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.41              $17.02             $16.96
    End of period                                                          $18.19              $17.41             $17.02
  Accumulation units outstanding
  at the end of period                                                     10,158              8,830                 -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.67              $11.21             $10.71
    End of period                                                          $12.72              $12.67             $11.21
  Accumulation units outstanding
  at the end of period                                                      3,584              2,702                 -

JNL/Goldman Sachs Short Duration Bond Division(1070)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $10.00               N/A
    End of period                                                          $10.39              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.63              $11.35             $10.13
    End of period                                                          $16.00              $14.63             $11.35
  Accumulation units outstanding
  at the end of period                                                     24,063              12,603               347


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.74              $19.86             $18.83
    End of period                                                          $22.92              $21.74             $19.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.32              $14.20             $14.28
    End of period                                                          $14.88              $14.32             $14.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1067)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.09               N/A
    End of period                                                          $13.93              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                     26,867              17,825               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.20              $17.16             $16.29
    End of period                                                          $18.26              $19.20             $17.16
  Accumulation units outstanding
  at the end of period                                                      4,816              2,036                204

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.98              $14.01             $13.13
    End of period                                                          $14.54              $15.98             $14.01
  Accumulation units outstanding
  at the end of period                                                      2,114              2,066                 -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $10.80             $11.59
    End of period                                                          $11.24              $11.84             $10.80
  Accumulation units outstanding
  at the end of period                                                     21,800              17,862              1,503

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.75             $10.82
    End of period                                                          $11.31              $10.88             $10.75
  Accumulation units outstanding
  at the end of period                                                       808                 -                   -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.68              $4.27               $4.26
    End of period                                                           $5.78              $5.68               $4.27
  Accumulation units outstanding
  at the end of period                                                      6,885              3,215                 -

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $9.87              $10.16
    End of period                                                           $9.84              $10.94              $9.87
  Accumulation units outstanding
  at the end of period                                                       390                394                 338

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $8.42               $9.01
    End of period                                                          $10.51              $10.65              $8.42
  Accumulation units outstanding
  at the end of period                                                      5,442              5,853               2,502

JNL/MCM Dow Dividend Division(1004)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $9.95                N/A
    End of period                                                          $10.30              $11.72               N/A
  Accumulation units outstanding
  at the end of period                                                     131,227             98,801               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.16              $8.03               $7.79
    End of period                                                           $9.29              $9.16               $8.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.86              $11.95             $11.31
    End of period                                                          $11.18              $13.86             $11.95
  Accumulation units outstanding
  at the end of period                                                      3,455              3,889                305

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.51              $12.06             $11.02
    End of period                                                          $17.92              $16.51             $12.06
  Accumulation units outstanding
  at the end of period                                                     32,563              15,489              1,185

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.78             $10.33
    End of period                                                          $11.75              $11.18             $10.78
  Accumulation units outstanding
  at the end of period                                                      3,691              3,496               1,069

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.94              $14.63             $12.89
    End of period                                                          $19.34              $17.94             $14.63
  Accumulation units outstanding
  at the end of period                                                     69,778              64,301                -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.65              $11.76             $11.27
    End of period                                                          $13.52              $13.65             $11.76
  Accumulation units outstanding
  at the end of period                                                     784,482            843,865             178,199

JNL/MCM JNL Optimized 5 Division(1062)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.00               N/A
    End of period                                                          $11.83              $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                      3,840                -                  N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.45             $10.52
    End of period                                                          $12.43              $10.69             $10.45
  Accumulation units outstanding
  at the end of period                                                     16,065              14,318                -

JNL/MCM NYSE International 25 Division(1383)

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $11.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,034               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.09              $22.11             $20.23
    End of period                                                          $34.47              $26.09             $22.11
  Accumulation units outstanding
  at the end of period                                                      4,777              4,210                513

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.99              $12.71             $10.46
    End of period                                                          $13.32              $12.99             $12.71
  Accumulation units outstanding
  at the end of period                                                     27,451              13,824              1,824


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1062)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $10.05               N/A
    End of period                                                          $10.65              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                     12,790              1,087                N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.65              $13.68             $12.17
    End of period                                                          $15.37              $14.65             $13.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $10.42             $10.08
    End of period                                                          $11.99              $11.71             $10.42
  Accumulation units outstanding
  at the end of period                                                      2,088              2,279                 -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.94              $18.65             $17.96
    End of period                                                          $17.44              $19.94             $18.65
  Accumulation units outstanding
  at the end of period                                                     23,737              11,379              1,195

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.97              $13.04             $12.28
    End of period                                                          $14.31              $14.97             $13.04
  Accumulation units outstanding
  at the end of period                                                        -                 648                  -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.82              $5.45               $5.20
    End of period                                                           $6.51              $5.82               $5.45
  Accumulation units outstanding
  at the end of period                                                     11,509              10,154              1,433

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.89              $15.46             $12.62
    End of period                                                          $17.38              $14.89             $15.46
  Accumulation units outstanding
  at the end of period                                                     169,230            170,063             45,683

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.99              $11.85             $10.82
    End of period                                                          $14.04              $12.99             $11.85
  Accumulation units outstanding
  at the end of period                                                     33,620              35,442                -

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.89              $12.16             $10.88
    End of period                                                          $14.42              $13.89             $12.16
  Accumulation units outstanding
  at the end of period                                                       589                659                 663

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.65              $8.45               $7.72
    End of period                                                           $9.32              $8.65               $8.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.21              $13.07             $13.09
    End of period                                                          $13.96              $13.21             $13.07
  Accumulation units outstanding
  at the end of period                                                     14,408              18,794                -

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.72              $19.55             $18.23
    End of period                                                          $19.68              $21.72             $19.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.65
    End of period                                                            N/A                N/A               $14.94
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.14              $12.17             $12.17
    End of period                                                          $12.69              $13.14             $12.17
  Accumulation units outstanding
  at the end of period                                                     18,626              17,007                -

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.45              $18.52             $17.89
    End of period                                                          $18.84              $20.45             $18.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.19              $7.93               $7.12
    End of period                                                           $7.94              $8.19               $7.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,152               N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.21              $12.59             $11.65
    End of period                                                          $15.15              $14.21             $12.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.43             $10.25
    End of period                                                          $11.40              $10.98             $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.16              $12.70             $12.11
    End of period                                                          $15.03              $14.16             $12.70
  Accumulation units outstanding
  at the end of period                                                     20,770              11,354              3,771

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.59              $10.75             $10.38
    End of period                                                          $12.19              $11.59             $10.75
  Accumulation units outstanding
  at the end of period                                                      4,350              4,377                 -

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.46              $12.28             $11.87
    End of period                                                          $14.28              $13.46             $12.28
  Accumulation units outstanding
  at the end of period                                                     39,728              46,931              2,068


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1017)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.11               N/A
    End of period                                                          $11.47              $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Retirement 2020 Division(1100)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $9.70                N/A
    End of period                                                          $11.63              $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division(1169)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.28               N/A
    End of period                                                          $10.97              $10.50               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.97              $21.60             $21.35
    End of period                                                          $25.17              $23.97             $21.60
  Accumulation units outstanding
  at the end of period                                                     25,160              3,202                329


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $11.19             $11.15
    End of period                                                          $11.68              $11.42             $11.19
  Accumulation units outstanding
  at the end of period                                                      1,388              1,400                 -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.08              $17.00             $15.93
    End of period                                                          $21.15              $20.08             $17.00
  Accumulation units outstanding
  at the end of period                                                      2,474                24                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $27.05              $24.36             $23.07
    End of period                                                          $29.09              $27.05             $24.36
  Accumulation units outstanding
  at the end of period                                                      2,995                -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $35.48              $34.01             $29.61
    End of period                                                          $40.61              $35.48             $34.01
  Accumulation units outstanding
  at the end of period                                                      4,311               919                  -

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.36              $13.10             $12.84
    End of period                                                          $15.13              $15.36             $13.10
  Accumulation units outstanding
  at the end of period                                                      7,461              2,593                271
Accumulation Unit Values
Contract with Endorsements - 2.38%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.34              $11.52             $11.11
    End of period                                                          $12.73              $15.34             $11.52
  Accumulation units outstanding
  at the end of period                                                       636               1,135                838

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $12.42               N/A                 N/A
    End of period                                                          $13.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,210               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                    $11.04               N/A                 N/A
    End of period                                                          $10.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,267               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.36              $16.98             $17.04
    End of period                                                          $18.14              $17.36             $16.98
  Accumulation units outstanding
  at the end of period                                                      1,793              1,420               2,544

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $11.21             $10.96
    End of period                                                          $12.72              $12.67             $11.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                  551

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.29              $14.17             $14.09
    End of period                                                          $14.84              $14.29             $14.17
  Accumulation units outstanding
  at the end of period                                                      2,187              1,479               1,502

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $12.81               N/A                 N/A
    End of period                                                          $13.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       507                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.74             $10.68
    End of period                                                          $11.29              $10.87             $10.74
  Accumulation units outstanding
  at the end of period                                                      1,438              1,458                991

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $8.40               $8.53
    End of period                                                          $10.48              $10.63              $8.40
  Accumulation units outstanding
  at the end of period                                                        -                 219                 67

JNL/MCM Dow Dividend Division(1027)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $9.95                N/A
    End of period                                                          $10.30              $11.72               N/A
  Accumulation units outstanding
  at the end of period                                                        -                4,540                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.83              $11.93             $11.98
    End of period                                                          $11.16              $13.83             $11.93
  Accumulation units outstanding
  at the end of period                                                       726                487                 530

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.48              $12.04             $11.12
    End of period                                                          $17.87              $16.48             $12.04
  Accumulation units outstanding
  at the end of period                                                       306               1,879               1,011

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.16              $10.76             $10.51
    End of period                                                          $11.72              $11.16             $10.76
  Accumulation units outstanding
  at the end of period                                                       533                876                1,030

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.93              $14.62             $13.97
    End of period                                                          $19.32              $17.93             $14.62
  Accumulation units outstanding
  at the end of period                                                       634                511                 606


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.64              $11.76             $11.04
    End of period                                                          $13.51              $13.64             $11.76
  Accumulation units outstanding
  at the end of period                                                      4,289              8,578               5,447

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.03              $22.07             $20.51
    End of period                                                          $34.39              $26.03             $22.07
  Accumulation units outstanding
  at the end of period                                                       285                716                 580

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.69             $10.88
    End of period                                                          $13.30              $12.97             $12.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                 2,193


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.64              $13.66             $13.63
    End of period                                                          $15.35              $14.64             $13.66
  Accumulation units outstanding
  at the end of period                                                       790                615                 621

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $10.41             $10.48
    End of period                                                          $11.98              $11.70             $10.41
  Accumulation units outstanding
  at the end of period                                                      1,005               766                 808

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.95              $13.03             $13.15
    End of period                                                          $14.29              $14.95             $13.03
  Accumulation units outstanding
  at the end of period                                                       823                615                 643


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.89              $15.46             $12.49
    End of period                                                          $17.37              $14.89             $15.46
  Accumulation units outstanding
  at the end of period                                                       522                987                2,919

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $11.84             $10.98
    End of period                                                          $14.02              $12.97             $11.84
  Accumulation units outstanding
  at the end of period                                                        -                 179                 47

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,089               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.19              $13.05             $13.19
    End of period                                                          $13.94              $13.19             $13.05
  Accumulation units outstanding
  at the end of period                                                      2,348              3,068               2,711

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.11              $12.14             $12.03
    End of period                                                          $12.65              $13.11             $12.14
  Accumulation units outstanding
  at the end of period                                                      1,213               832                 880

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,255               N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,542               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.51               N/A                 N/A
    End of period                                                          $10.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,120               N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

Accumulation Unit Values
Contract with Endorsements - 2.395%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.85              $13.24             $12.56
    End of period                                                          $16.98              $15.85             $13.24
  Accumulation units outstanding
  at the end of period                                                      5,155              1,617                964

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.95              $11.35             $10.70
    End of period                                                          $13.50              $11.95             $11.35
  Accumulation units outstanding
  at the end of period                                                      7,152                -                   -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.33              $11.51             $10.70
    End of period                                                          $12.72              $15.33             $11.51
  Accumulation units outstanding
  at the end of period                                                        -                3,898                982

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.68              $12.24             $11.19
    End of period                                                          $14.87              $13.68             $12.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.89              $17.46             $15.74
    End of period                                                          $19.38              $17.89             $17.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.13
    End of period                                                            N/A                N/A                $8.41
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.46              $9.93
    End of period                                                          $11.93              $11.32             $10.46
  Accumulation units outstanding
  at the end of period                                                      4,661              4,790               3,298

JNL/Capital Guardian Global Diversified Research Division(1012)

  Accumulation unit value:
    Beginning of period                                                    $23.21              $21.81               N/A
    End of period                                                          $27.34              $23.21               N/A
  Accumulation units outstanding
  at the end of period                                                       866                 -                  N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.78              $24.26             $23.25
    End of period                                                          $26.54              $24.78             $24.26
  Accumulation units outstanding
  at the end of period                                                       832                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $13.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,857               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.52              $15.97             $15.77
    End of period                                                          $17.21              $17.52             $15.97
  Accumulation units outstanding
  at the end of period                                                      1,108              1,783               1,459

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.15              $18.04             $18.03
    End of period                                                          $23.15              $21.15             $18.04
  Accumulation units outstanding
  at the end of period                                                      1,380              1,438                685

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     58,517               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1116)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.02               N/A
    End of period                                                          $10.74              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                     11,169                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                           $9.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,966               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.48              $10.86             $10.94
    End of period                                                          $11.43              $12.48             $10.86
  Accumulation units outstanding
  at the end of period                                                       803                757                  -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.34              $16.96             $17.00
    End of period                                                          $18.11              $17.34             $16.96
  Accumulation units outstanding
  at the end of period                                                     17,082              15,882             15,280

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.67              $11.21             $10.97
    End of period                                                          $12.71              $12.67             $11.21
  Accumulation units outstanding
  at the end of period                                                      2,387              2,232                 -

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $10.00               N/A
    End of period                                                          $10.38              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                       585               5,625                N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.59              $11.32             $10.10
    End of period                                                          $15.94              $14.59             $11.32
  Accumulation units outstanding
  at the end of period                                                      5,895              11,597             11,518


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $21.65              $19.78             $18.40
    End of period                                                          $22.81              $21.65             $19.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.27              $14.15             $14.20
    End of period                                                          $14.81              $14.27             $14.15
  Accumulation units outstanding
  at the end of period                                                      3,963              7,110               5,379

JNL/Lazard Emerging Markets Division(1203)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.22               N/A
    End of period                                                          $13.92              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                      3,012                -                  N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.14              $17.11             $16.25
    End of period                                                          $18.20              $19.14             $17.11
  Accumulation units outstanding
  at the end of period                                                      5,450              6,621               6,813

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.93              $13.97             $13.88
    End of period                                                          $14.49              $15.93             $13.97
  Accumulation units outstanding
  at the end of period                                                       980               3,334               5,123

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $10.78             $11.57
    End of period                                                          $11.20              $11.81             $10.78
  Accumulation units outstanding
  at the end of period                                                     32,513              30,671             22,448

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.73             $10.78
    End of period                                                          $11.28              $10.86             $10.73
  Accumulation units outstanding
  at the end of period                                                      2,007              1,948               1,308

JNL/MCM Communications Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.66              $4.26               $4.05
    End of period                                                           $5.76              $5.66               $4.26
  Accumulation units outstanding
  at the end of period                                                      2,504               479                 479

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.85               $9.42
    End of period                                                           $9.81              $10.90              $9.85
  Accumulation units outstanding
  at the end of period                                                       206                204                 204

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.62              $8.40               $8.99
    End of period                                                          $10.48              $10.62              $8.40
  Accumulation units outstanding
  at the end of period                                                     18,439              19,732             17,166

JNL/MCM Dow Dividend Division(1094)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $10.13               N/A
    End of period                                                          $10.30              $11.72               N/A
  Accumulation units outstanding
  at the end of period                                                      4,134              8,360                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.14              $8.01               $7.77
    End of period                                                           $9.26              $9.14               $8.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.82              $11.93             $11.30
    End of period                                                          $11.15              $13.82             $11.93
  Accumulation units outstanding
  at the end of period                                                        -                 929                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.47              $12.04             $11.00
    End of period                                                          $17.86              $16.47             $12.04
  Accumulation units outstanding
  at the end of period                                                     22,579              25,001             18,733

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.16              $10.75             $10.31
    End of period                                                          $11.71              $11.16             $10.75
  Accumulation units outstanding
  at the end of period                                                      2,460              2,866               1,420

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.91              $14.61             $13.55
    End of period                                                          $19.31              $17.91             $14.61
  Accumulation units outstanding
  at the end of period                                                      4,388              2,166               1,585


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.64              $11.76             $11.26
    End of period                                                          $13.51              $13.64             $11.76
  Accumulation units outstanding
  at the end of period                                                     73,721              41,871             24,212

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.45             $10.17
    End of period                                                          $12.42              $10.68             $10.45
  Accumulation units outstanding
  at the end of period                                                      6,470              5,090                372

JNL/MCM NYSE International 25 Division(1340)

  Accumulation unit value:
    Beginning of period                                                    $10.58               N/A                 N/A
    End of period                                                          $11.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,928               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.02              $22.06             $20.19
    End of period                                                          $34.36              $26.02             $22.06
  Accumulation units outstanding
  at the end of period                                                      1,977              1,438               4,499

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.96              $12.68             $10.44
    End of period                                                          $13.28              $12.96             $12.68
  Accumulation units outstanding
  at the end of period                                                     23,423              21,294             20,468


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.63              $13.66             $12.81
    End of period                                                          $15.34              $14.63             $13.66
  Accumulation units outstanding
  at the end of period                                                     17,402              17,777             12,303

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.40             $10.31
    End of period                                                          $11.97              $11.69             $10.40
  Accumulation units outstanding
  at the end of period                                                      9,709              9,734               8,363

JNL/MCM S&P SMid 60 Division(1340)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                           $8.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       698                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.89              $18.60             $17.92
    End of period                                                          $17.38              $19.89             $18.60
  Accumulation units outstanding
  at the end of period                                                     14,344              14,333             11,907

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.94              $13.03             $12.61
    End of period                                                          $14.28              $14.94             $13.03
  Accumulation units outstanding
  at the end of period                                                      8,028              7,668               6,682


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.80              $5.43               $4.78
    End of period                                                           $6.49              $5.80               $5.43
  Accumulation units outstanding
  at the end of period                                                       886               5,225                386

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.88              $15.45             $12.62
    End of period                                                          $17.36              $14.88             $15.45
  Accumulation units outstanding
  at the end of period                                                     14,259              15,873             15,206

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $11.85             $10.40
    End of period                                                          $14.03              $12.97             $11.85
  Accumulation units outstanding
  at the end of period                                                      4,135              12,054             12,873

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.86              $12.14             $10.87
    End of period                                                          $14.39              $13.86             $12.14
  Accumulation units outstanding
  at the end of period                                                      2,109              9,848               4,337

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.64              $8.43               $7.71
    End of period                                                           $9.30              $8.64               $8.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,206               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.17              $13.04             $13.04
    End of period                                                          $13.92              $13.17             $13.04
  Accumulation units outstanding
  at the end of period                                                     11,897              17,954             11,546

JNL/PPM America Core Equity Division(1012)

  Accumulation unit value:
    Beginning of period                                                    $21.63              $19.80               N/A
    End of period                                                          $19.59              $21.63               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.60
    End of period                                                            N/A                N/A               $14.88
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.14             $12.33
    End of period                                                          $12.64              $13.10             $12.14
  Accumulation units outstanding
  at the end of period                                                     10,560              8,504               6,402

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.36              $18.45             $17.83
    End of period                                                          $18.76              $20.36             $18.45
  Accumulation units outstanding
  at the end of period                                                       53                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.18              $7.92               $7.11
    End of period                                                           $7.92              $8.18               $7.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.17              $12.56             $11.88
    End of period                                                          $15.10              $14.17             $12.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                 1,759

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.42             $10.25
    End of period                                                          $11.39              $10.98             $10.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.12              $12.67             $11.85
    End of period                                                          $14.98              $14.12             $12.67
  Accumulation units outstanding
  at the end of period                                                      4,369              4,841                 -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $10.74             $10.38
    End of period                                                          $12.18              $11.58             $10.74
  Accumulation units outstanding
  at the end of period                                                       432                450                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.42              $12.25             $11.62
    End of period                                                          $14.23              $13.42             $12.25
  Accumulation units outstanding
  at the end of period                                                     31,780              27,844                -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,596               N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.87              $21.51             $21.27
    End of period                                                          $25.05              $23.87             $21.51
  Accumulation units outstanding
  at the end of period                                                      1,043              1,068               2,949


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.38              $11.15             $11.10
    End of period                                                          $11.63              $11.38             $11.15
  Accumulation units outstanding
  at the end of period                                                        -                5,600               3,356

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.05              $16.98             $16.64
    End of period                                                          $21.11              $20.05             $16.98
  Accumulation units outstanding
  at the end of period                                                      2,815              2,188               1,152

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.94              $24.27             $23.10
    End of period                                                          $28.96              $26.94             $24.27
  Accumulation units outstanding
  at the end of period                                                      2,115              2,264               1,490

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.33              $33.88             $30.26
    End of period                                                          $40.43              $35.33             $33.88
  Accumulation units outstanding
  at the end of period                                                      3,320              3,682               3,314

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.33              $13.08             $12.81
    End of period                                                          $15.09              $15.33             $13.08
  Accumulation units outstanding
  at the end of period                                                      9,714              9,280               7,676
Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.84              $13.23             $11.95
    End of period                                                          $16.97              $15.84             $13.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.95              $11.34             $10.84
    End of period                                                          $13.50              $11.95             $11.34
  Accumulation units outstanding
  at the end of period                                                      1,488              1,461               1,397

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.33              $11.52             $10.14
    End of period                                                          $12.72              $15.33             $11.52
  Accumulation units outstanding
  at the end of period                                                      1,536              1,697                 -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.67              $12.23             $11.19
    End of period                                                          $14.87              $13.67             $12.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.88              $17.45             $15.73
    End of period                                                          $19.37              $17.88             $17.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $8.95
    End of period                                                            N/A                N/A                $9.48
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $11.31              $10.46              $9.71
    End of period                                                          $11.92              $11.31             $10.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.20              $20.97             $20.43
    End of period                                                          $27.32              $23.20             $20.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.75              $24.23             $23.52
    End of period                                                          $26.51              $24.75             $24.23
  Accumulation units outstanding
  at the end of period                                                       90                  90                 90

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.51              $15.97             $15.76
    End of period                                                          $17.20              $17.51             $15.97
  Accumulation units outstanding
  at the end of period                                                      1,011              1,012                996

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.14              $18.03             $17.28
    End of period                                                          $23.13              $21.14             $18.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1159)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.29               N/A
    End of period                                                          $10.74              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.48              $10.86             $10.40
    End of period                                                          $11.43              $12.48             $10.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.32              $16.95             $16.99
    End of period                                                          $18.10              $17.32             $16.95
  Accumulation units outstanding
  at the end of period                                                      6,221              6,301                850

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.67              $11.21             $10.95
    End of period                                                          $12.71              $12.67             $11.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.58              $11.31             $10.10
    End of period                                                          $15.93              $14.58             $11.31
  Accumulation units outstanding
  at the end of period                                                      2,395              2,624               3,277


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.63              $19.77             $16.92
    End of period                                                          $22.80              $21.63             $19.77
  Accumulation units outstanding
  at the end of period                                                       908                917                 924

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.26              $14.14             $14.22
    End of period                                                          $14.80              $14.26             $14.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1092)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $8.28                N/A
    End of period                                                          $13.92              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.14              $17.11             $16.24
    End of period                                                          $18.19              $19.14             $17.11
  Accumulation units outstanding
  at the end of period                                                       390                398                 406

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.93              $13.97             $13.10
    End of period                                                          $14.49              $15.93             $13.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $10.77             $11.56
    End of period                                                          $11.20              $11.81             $10.77
  Accumulation units outstanding
  at the end of period                                                     20,157              16,877             10,561

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.73             $10.81
    End of period                                                          $11.28              $10.86             $10.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.66              $4.26               $4.39
    End of period                                                           $5.76              $5.66               $4.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.90              $9.84              $10.03
    End of period                                                           $9.81              $10.90              $9.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.62              $8.40               $8.99
    End of period                                                          $10.47              $10.62              $8.40
  Accumulation units outstanding
  at the end of period                                                     20,935              19,929             13,219

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $10.19               N/A
    End of period                                                          $10.30              $11.72               N/A
  Accumulation units outstanding
  at the end of period                                                      1,985              2,192                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.13              $8.01               $7.77
    End of period                                                           $9.25              $9.13               $8.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.81              $11.92             $11.29
    End of period                                                          $11.14              $13.81             $11.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.46              $12.03             $11.00
    End of period                                                          $17.85              $16.46             $12.03
  Accumulation units outstanding
  at the end of period                                                     32,894              37,535             24,645

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.74             $10.07
    End of period                                                          $11.71              $11.15             $10.74
  Accumulation units outstanding
  at the end of period                                                       312                315                 304

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.91              $14.61             $13.55
    End of period                                                          $19.30              $17.91             $14.61
  Accumulation units outstanding
  at the end of period                                                       974                998                1,126


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.64              $11.76             $11.26
    End of period                                                          $13.51              $13.64             $11.76
  Accumulation units outstanding
  at the end of period                                                      2,997              5,285               4,218

JNL/MCM JNL Optimized 5 Division(1081)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $9.40                N/A
    End of period                                                          $11.82              $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.45             $10.17
    End of period                                                          $12.42              $10.68             $10.45
  Accumulation units outstanding
  at the end of period                                                     18,981              20,521             10,815

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.00              $22.04             $20.18
    End of period                                                          $34.33              $26.00             $22.04
  Accumulation units outstanding
  at the end of period                                                       540                608                1,774

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.95              $12.67             $10.44
    End of period                                                          $13.28              $12.95             $12.67
  Accumulation units outstanding
  at the end of period                                                      8,569              4,453               5,994


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.62              $13.65             $12.15
    End of period                                                          $15.34              $14.62             $13.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.40             $10.07
    End of period                                                          $11.96              $11.68             $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.88              $18.60             $17.92
    End of period                                                          $17.38              $19.88             $18.60
  Accumulation units outstanding
  at the end of period                                                     13,451              15,262              9,769

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.94              $13.02             $12.61
    End of period                                                          $14.28              $14.94             $13.02
  Accumulation units outstanding
  at the end of period                                                      3,380               554                 565


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.80              $5.44               $5.24
    End of period                                                           $6.49              $5.80               $5.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.88              $15.45             $12.62
    End of period                                                          $17.36              $14.88             $15.45
  Accumulation units outstanding
  at the end of period                                                     34,607              39,414             27,389

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $11.85             $11.35
    End of period                                                          $14.03              $12.97             $11.85
  Accumulation units outstanding
  at the end of period                                                      1,405              1,328               1,341

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.86              $12.14             $10.51
    End of period                                                          $14.38              $13.86             $12.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.63              $8.43               $7.68
    End of period                                                           $9.30              $8.63               $8.43
  Accumulation units outstanding
  at the end of period                                                        -                 257                 257

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.16              $13.03             $13.05
    End of period                                                          $13.91              $13.16             $13.03
  Accumulation units outstanding
  at the end of period                                                      6,889              7,100                 -

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $21.62              $19.47             $17.77
    End of period                                                          $19.58              $21.62             $19.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.59
    End of period                                                            N/A                N/A               $14.87
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $12.12             $12.13
    End of period                                                          $12.63              $13.08             $12.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                    $20.35              $18.44             $17.77
    End of period                                                          $18.75              $20.35             $18.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.17              $7.92               $7.11
    End of period                                                           $7.92              $8.17               $7.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.17              $12.55             $11.62
    End of period                                                          $15.10              $14.17             $12.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.42             $10.25
    End of period                                                          $11.39              $10.97             $10.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.11              $12.66             $11.85
    End of period                                                          $14.97              $14.11             $12.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $10.74             $10.38
    End of period                                                          $12.18              $11.58             $10.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.41              $12.24             $11.62
    End of period                                                          $14.22              $13.41             $12.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.86              $21.50             $20.67
    End of period                                                          $25.03              $23.86             $21.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.37              $11.14             $11.10
    End of period                                                          $11.62              $11.37             $11.14
  Accumulation units outstanding
  at the end of period                                                      2,508                -                 1,168

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.04              $16.98             $16.64
    End of period                                                          $21.10              $20.04             $16.98
  Accumulation units outstanding
  at the end of period                                                      1,938              2,062                826

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.93              $24.26             $23.09
    End of period                                                          $28.94              $26.93             $24.26
  Accumulation units outstanding
  at the end of period                                                       383                311                 307

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.31              $33.87             $30.25
    End of period                                                          $40.40              $35.31             $33.87
  Accumulation units outstanding
  at the end of period                                                       280                297                 287

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.32              $13.07             $12.39
    End of period                                                          $15.08              $15.32             $13.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -
Accumulation Unit Values
Contract with Endorsements - 2.41%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.82              $13.22             $12.54
    End of period                                                          $16.95              $15.82             $13.22
  Accumulation units outstanding
  at the end of period                                                     50,094              28,369              1,983

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.94              $11.34             $10.70
    End of period                                                          $13.49              $11.94             $11.34
  Accumulation units outstanding
  at the end of period                                                     18,924              7,054                 -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.33              $11.51             $11.25
    End of period                                                          $12.72              $15.33             $11.51
  Accumulation units outstanding
  at the end of period                                                     51,924              83,098             16,624

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.67              $12.23             $11.19
    End of period                                                          $14.86              $13.67             $12.23
  Accumulation units outstanding
  at the end of period                                                      6,103              12,024                -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.86              $17.43             $15.88
    End of period                                                          $19.34              $17.86             $17.43
  Accumulation units outstanding
  at the end of period                                                        -                4,823               1,251


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.12
    End of period                                                            N/A                N/A                $9.47
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.30              $10.45              $9.92
    End of period                                                          $11.91              $11.30             $10.45
  Accumulation units outstanding
  at the end of period                                                     25,870              13,642               823

JNL/Capital Guardian Global Diversified Research Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.17              $20.95             $19.87
    End of period                                                          $27.29              $23.17             $20.95
  Accumulation units outstanding
  at the end of period                                                     13,103                -                  355

JNL/Capital Guardian International Small Cap Division(1462)

  Accumulation unit value:
    Beginning of period                                                     $9.51               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,222               N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.72              $24.21             $22.75
    End of period                                                          $26.48              $24.72             $24.21
  Accumulation units outstanding
  at the end of period                                                      6,778               651                 319

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $13.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     64,451               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $10.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,296               N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.50              $15.95             $15.59
    End of period                                                          $17.18              $17.50             $15.95
  Accumulation units outstanding
  at the end of period                                                       899               1,799                 -

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.12              $18.01             $18.00
    End of period                                                          $23.11              $21.12             $18.01
  Accumulation units outstanding
  at the end of period                                                     16,142              7,593               1,835

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     408,945              N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,309               N/A                 N/A

JNL/Franklin Templeton Income Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.00               N/A
    End of period                                                          $10.74              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                     229,700             84,704               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                           $9.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,238               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $10.86             $11.02
    End of period                                                          $11.43              $12.47             $10.86
  Accumulation units outstanding
  at the end of period                                                     38,651              24,131              2,410

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.30              $16.92             $16.97
    End of period                                                          $18.07              $17.30             $16.92
  Accumulation units outstanding
  at the end of period                                                     28,634              19,072              1,550

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.66              $11.21             $10.71
    End of period                                                          $12.71              $12.66             $11.21
  Accumulation units outstanding
  at the end of period                                                     51,269              36,184              6,493

JNL/Goldman Sachs Short Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $9.97                N/A
    End of period                                                          $10.38              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                     11,859              3,755                N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.57              $11.31             $10.09
    End of period                                                          $15.92              $14.57             $11.31
  Accumulation units outstanding
  at the end of period                                                     72,633              58,528              2,142


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.61              $19.75             $18.83
    End of period                                                          $22.77              $21.61             $19.75
  Accumulation units outstanding
  at the end of period                                                      6,259              13,188              1,792

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.24              $14.13             $14.21
    End of period                                                          $14.79              $14.24             $14.13
  Accumulation units outstanding
  at the end of period                                                      4,226              3,705                 -

JNL/Lazard Emerging Markets Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.00               N/A
    End of period                                                          $13.92              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                     99,782              30,601               N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.12              $17.09             $16.23
    End of period                                                          $18.17              $19.12             $17.09
  Accumulation units outstanding
  at the end of period                                                     30,468              19,956              9,081

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.91              $13.95             $13.86
    End of period                                                          $14.47              $15.91             $13.95
  Accumulation units outstanding
  at the end of period                                                     11,253              7,663               1,196

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1337)

  Accumulation unit value:
    Beginning of period                                                    $10.38               N/A                 N/A
    End of period                                                           $9.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,394               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $10.77             $11.56
    End of period                                                          $11.19              $11.80             $10.77
  Accumulation units outstanding
  at the end of period                                                     188,935            128,087             19,487

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.73             $10.77
    End of period                                                          $11.27              $10.85             $10.73
  Accumulation units outstanding
  at the end of period                                                     83,824              43,184              2,362

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.66              $4.26               $4.31
    End of period                                                           $5.76              $5.66               $4.26
  Accumulation units outstanding
  at the end of period                                                     56,163              36,740                -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $9.84              $10.20
    End of period                                                           $9.80              $10.89              $9.84
  Accumulation units outstanding
  at the end of period                                                      9,560              3,507                 -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $8.39               $8.98
    End of period                                                          $10.46              $10.61              $8.39
  Accumulation units outstanding
  at the end of period                                                     233,050            138,401             24,435

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $10.02               N/A
    End of period                                                          $10.29              $11.72               N/A
  Accumulation units outstanding
  at the end of period                                                     220,746            176,683               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.13              $8.00               $8.00
    End of period                                                           $9.24              $9.13               $8.00
  Accumulation units outstanding
  at the end of period                                                     43,714              37,121              4,238

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.81              $11.92             $11.28
    End of period                                                          $11.14              $13.81             $11.92
  Accumulation units outstanding
  at the end of period                                                     12,349              4,569                316

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.45              $12.02             $10.99
    End of period                                                          $17.84              $16.45             $12.02
  Accumulation units outstanding
  at the end of period                                                     258,273            163,986             33,065

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.14              $10.74             $10.30
    End of period                                                          $11.70              $11.14             $10.74
  Accumulation units outstanding
  at the end of period                                                     28,567              12,849              4,973

JNL/MCM Index 5 Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                           $9.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,929               N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.90              $14.60             $13.55
    End of period                                                          $19.29              $17.90             $14.60
  Accumulation units outstanding
  at the end of period                                                     115,734             68,909              4,265


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.64              $11.76             $11.26
    End of period                                                          $13.50              $13.64             $11.76
  Accumulation units outstanding
  at the end of period                                                    1,664,583          1,335,469            140,029

JNL/MCM JNL Optimized 5 Division(1066)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.15               N/A
    End of period                                                          $11.82              $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                     138,515             33,335               N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.44             $10.17
    End of period                                                          $12.41              $10.68             $10.44
  Accumulation units outstanding
  at the end of period                                                     10,755              5,330               2,262

JNL/MCM NYSE International 25 Division(1328)

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $11.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,462               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.99              $22.04             $20.17
    End of period                                                          $34.32              $25.99             $22.04
  Accumulation units outstanding
  at the end of period                                                     62,590              64,524             11,386

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.94              $12.67             $10.43
    End of period                                                          $13.27              $12.94             $12.67
  Accumulation units outstanding
  at the end of period                                                     157,946            135,220             23,642


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1158)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $9.94                N/A
    End of period                                                          $10.64              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                     20,796              5,256                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.61              $13.65             $12.80
    End of period                                                          $15.33              $14.61             $13.65
  Accumulation units outstanding
  at the end of period                                                     101,182             63,776              9,904

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.40             $10.30
    End of period                                                          $11.96              $11.68             $10.40
  Accumulation units outstanding
  at the end of period                                                     126,548             82,686              4,419

JNL/MCM S&P SMid 60 Division(1332)

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                           $8.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,341               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.86              $18.58             $17.91
    End of period                                                          $17.36              $19.86             $18.58
  Accumulation units outstanding
  at the end of period                                                     118,393             83,788             13,408

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.93              $13.02             $12.61
    End of period                                                          $14.27              $14.93             $13.02
  Accumulation units outstanding
  at the end of period                                                     77,458              43,051              3,380


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.83              $5.46               $5.23
    End of period                                                           $6.52              $5.83               $5.46
  Accumulation units outstanding
  at the end of period                                                     28,481              11,283             17,093

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.88              $15.45             $12.62
    End of period                                                          $17.35              $14.88             $15.45
  Accumulation units outstanding
  at the end of period                                                     393,097            332,473             64,851

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $11.85             $11.35
    End of period                                                          $14.02              $12.97             $11.85
  Accumulation units outstanding
  at the end of period                                                     97,113             105,371             17,825

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.85              $12.13             $10.86
    End of period                                                          $14.37              $13.85             $12.13
  Accumulation units outstanding
  at the end of period                                                     45,187              31,621              2,429

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.63              $8.43               $7.71
    End of period                                                           $9.29              $8.63               $8.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,308               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $13.02             $13.02
    End of period                                                          $13.90              $13.15             $13.02
  Accumulation units outstanding
  at the end of period                                                     94,550              54,010             10,967

JNL/PPM America Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.60              $19.45             $19.79
    End of period                                                          $19.55              $21.60             $19.45
  Accumulation units outstanding
  at the end of period                                                      1,048               625                 420

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.58
    End of period                                                            N/A                N/A               $14.86
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $12.12             $12.31
    End of period                                                          $12.62              $13.08             $12.12
  Accumulation units outstanding
  at the end of period                                                     89,270              43,020              4,363

JNL/PPM America Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.33              $18.42             $18.33
    End of period                                                          $18.72              $20.33             $18.42
  Accumulation units outstanding
  at the end of period                                                       191                173                 178

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.23              $7.97               $7.17
    End of period                                                           $7.97              $8.23               $7.97
  Accumulation units outstanding
  at the end of period                                                        -                8,483                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1465)

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       962                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.15              $12.54             $11.86
    End of period                                                          $15.08              $14.15             $12.54
  Accumulation units outstanding
  at the end of period                                                     97,410              58,885             16,898

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.42             $10.31
    End of period                                                          $11.38              $10.97             $10.42
  Accumulation units outstanding
  at the end of period                                                     40,965              16,676               795

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.10              $12.65             $12.07
    End of period                                                          $14.96              $14.10             $12.65
  Accumulation units outstanding
  at the end of period                                                     281,172            175,638             34,927

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.74             $10.50
    End of period                                                          $12.17              $11.57             $10.74
  Accumulation units outstanding
  at the end of period                                                     222,598             63,786              5,725

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.40              $12.23             $11.83
    End of period                                                          $14.21              $13.40             $12.23
  Accumulation units outstanding
  at the end of period                                                     180,591            158,884             19,119


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1143)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.04               N/A
    End of period                                                          $11.46              $10.75               N/A
  Accumulation units outstanding
  at the end of period                                                      1,299              1,327                N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                    $11.65               N/A                 N/A
    End of period                                                          $11.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,225               N/A                 N/A

JNL/S&P Retirement 2025 Division(1096)

  Accumulation unit value:
    Beginning of period                                                    $10.95              $9.79                N/A
    End of period                                                          $11.76              $10.95               N/A
  Accumulation units outstanding
  at the end of period                                                      5,463               989                 N/A

JNL/S&P Retirement Income Division(1060)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.01               N/A
    End of period                                                          $10.95              $10.50               N/A
  Accumulation units outstanding
  at the end of period                                                     32,452              37,249               N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.83              $21.48             $21.24
    End of period                                                          $25.00              $23.83             $21.48
  Accumulation units outstanding
  at the end of period                                                     44,671              21,888              3,193


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.36              $11.13             $11.09
    End of period                                                          $11.61              $11.36             $11.13
  Accumulation units outstanding
  at the end of period                                                     430,535             51,436                6

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.04              $16.97             $16.64
    End of period                                                          $21.09              $20.04             $16.97
  Accumulation units outstanding
  at the end of period                                                     25,184              14,058              2,607

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.90              $24.23             $23.07
    End of period                                                          $28.91              $26.90             $24.23
  Accumulation units outstanding
  at the end of period                                                     30,508              30,892              6,218

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.27              $33.83             $30.22
    End of period                                                          $40.35              $35.27             $33.83
  Accumulation units outstanding
  at the end of period                                                     18,104              14,479              2,891

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.31              $13.07             $12.80
    End of period                                                          $15.07              $15.31             $13.07
  Accumulation units outstanding
  at the end of period                                                     69,745              58,859             10,199
Accumulation Unit Values
Contract with Endorsements - 2.42%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                    $16.86               N/A                 N/A
    End of period                                                          $16.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,032               N/A                 N/A

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $11.33             $10.69
    End of period                                                          $13.48              $11.93             $11.33
  Accumulation units outstanding
  at the end of period                                                     30,049                -                   -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.33              $11.51             $10.61
    End of period                                                          $12.71              $15.33             $11.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                  261

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.69              $24.18             $23.18
    End of period                                                          $26.44              $24.69             $24.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.48              $15.94             $15.57
    End of period                                                          $17.16              $17.48             $15.94
  Accumulation units outstanding
  at the end of period                                                        -                 180                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.10              $18.00             $17.25
    End of period                                                          $23.08              $21.10             $18.00
  Accumulation units outstanding
  at the end of period                                                      3,210                -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.28              $16.91             $16.66
    End of period                                                          $18.05              $17.28             $16.91
  Accumulation units outstanding
  at the end of period                                                      9,001              5,905               5,365

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $9.99                N/A
    End of period                                                          $10.38              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                      5,019              10,059               N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.55              $11.30              $9.59
    End of period                                                          $15.90              $14.55             $11.30
  Accumulation units outstanding
  at the end of period                                                      8,455              18,745             17,250


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $12.80               N/A                 N/A
    End of period                                                          $13.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,516               N/A                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.10              $17.08             $15.75
    End of period                                                          $18.16              $19.10             $17.08
  Accumulation units outstanding
  at the end of period                                                      5,315               350                 169

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.90              $13.94             $12.79
    End of period                                                          $14.46              $15.90             $13.94
  Accumulation units outstanding
  at the end of period                                                        -                 195                6,111

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $10.76             $11.17
    End of period                                                          $11.18              $11.78             $10.76
  Accumulation units outstanding
  at the end of period                                                      7,153              6,748               5,866

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.72             $10.77
    End of period                                                          $11.27              $10.85             $10.72
  Accumulation units outstanding
  at the end of period                                                      2,084              2,083              10,480

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.60              $8.38               $8.52
    End of period                                                          $10.45              $10.60              $8.38
  Accumulation units outstanding
  at the end of period                                                      7,666              9,860               7,577

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $10.78               N/A
    End of period                                                          $10.29              $11.72               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.43              $12.01             $10.65
    End of period                                                          $17.82              $16.43             $12.01
  Accumulation units outstanding
  at the end of period                                                      5,754              6,859               6,034

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.73             $10.11
    End of period                                                          $11.69              $11.13             $10.73
  Accumulation units outstanding
  at the end of period                                                      2,661                -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.89              $14.59             $13.54
    End of period                                                          $19.27              $17.89             $14.59
  Accumulation units outstanding
  at the end of period                                                      3,365              3,032               2,412


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.63              $11.75             $11.14
    End of period                                                          $13.50              $13.63             $11.75
  Accumulation units outstanding
  at the end of period                                                      5,738              42,507             31,090

JNL/MCM JNL Optimized 5 Division(1183)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.44               N/A
    End of period                                                          $11.82              $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.96              $22.02             $19.61
    End of period                                                          $34.28              $25.96             $22.02
  Accumulation units outstanding
  at the end of period                                                       720                 -                  412

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.93              $12.65              $9.81
    End of period                                                          $13.25              $12.93             $12.65
  Accumulation units outstanding
  at the end of period                                                      6,060              6,167               7,672


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.61              $13.64             $12.68
    End of period                                                          $15.32              $14.61             $13.64
  Accumulation units outstanding
  at the end of period                                                      2,875              2,876               2,125

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $10.39             $10.30
    End of period                                                          $11.95              $11.67             $10.39
  Accumulation units outstanding
  at the end of period                                                      2,794              2,793               1,852

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.84              $18.57             $15.66
    End of period                                                          $17.34              $19.84             $18.57
  Accumulation units outstanding
  at the end of period                                                      3,963              3,739               3,467

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.92              $13.01             $12.60
    End of period                                                          $14.26              $14.92             $13.01
  Accumulation units outstanding
  at the end of period                                                      2,948              2,936               2,987


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(1066)

  Accumulation unit value:
    Beginning of period                                                     $5.79              $5.64                N/A
    End of period                                                           $6.48              $5.79                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,053                N/A

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.87              $15.45             $12.38
    End of period                                                          $17.34              $14.87             $15.45
  Accumulation units outstanding
  at the end of period                                                      6,794              6,978              10,334

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $11.84             $10.91
    End of period                                                          $14.02              $12.97             $11.84
  Accumulation units outstanding
  at the end of period                                                      1,595              36,882             30,670

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.84              $12.12             $10.50
    End of period                                                          $14.36              $13.84             $12.12
  Accumulation units outstanding
  at the end of period                                                        -                 394                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.14              $12.53             $11.85
    End of period                                                          $15.06              $14.14             $12.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                  468

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.08              $12.64             $11.83
    End of period                                                          $14.94              $14.08             $12.64
  Accumulation units outstanding
  at the end of period                                                      5,975              6,403                 -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.74             $10.38
    End of period                                                          $12.17              $11.57             $10.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.39              $12.22             $11.60
    End of period                                                          $14.19              $13.39             $12.22
  Accumulation units outstanding
  at the end of period                                                       957                 -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $10.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,027               N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.34              $11.12             $11.08
    End of period                                                          $11.60              $11.34             $11.12
  Accumulation units outstanding
  at the end of period                                                        -                1,492                894

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.02              $16.97             $15.91
    End of period                                                          $21.08              $20.02             $16.97
  Accumulation units outstanding
  at the end of period                                                        -                 160                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.86              $24.20             $22.94
    End of period                                                          $28.87              $26.86             $24.20
  Accumulation units outstanding
  at the end of period                                                        -                 121                  -

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.23              $33.79             $28.78
    End of period                                                          $40.30              $35.23             $33.79
  Accumulation units outstanding
  at the end of period                                                      3,327              4,305               2,272

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.30              $13.06             $12.38
    End of period                                                          $15.06              $15.30             $13.06
  Accumulation units outstanding
  at the end of period                                                     17,546                -                   -
Accumulation Unit Values
Contract with Endorsements - 2.445%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $15.82               N/A                 N/A
    End of period                                                          $16.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       813                N/A                 N/A

JNL/AIM Large Cap Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.93               N/A                 N/A
    End of period                                                          $13.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       915                N/A                 N/A

JNL/AIM Real Estate Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $15.32               N/A                 N/A
    End of period                                                          $12.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,556               N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division(1296)

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A                 N/A
    End of period                                                           $9.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,082               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $17.29               N/A                 N/A
    End of period                                                          $17.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,310               N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $12.63               N/A                 N/A
    End of period                                                          $12.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       349                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division(1372)

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,304               N/A                 N/A

JNL/JPMorgan International Value Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $14.60               N/A                 N/A
    End of period                                                          $15.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,998               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division(1245)

  Accumulation unit value:
    Beginning of period                                                    $10.92               N/A                 N/A
    End of period                                                          $13.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       357                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $11.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       619                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.70               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,008               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $16.39               N/A                 N/A
    End of period                                                          $17.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,989               N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $17.93               N/A                 N/A
    End of period                                                          $19.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,199               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.54               N/A                 N/A
    End of period                                                          $13.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,860               N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $24.92               N/A                 N/A
    End of period                                                          $34.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,865               N/A                 N/A

JNL/MCM S&P 10 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $12.67               N/A                 N/A
    End of period                                                          $13.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,240               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $14.64               N/A                 N/A
    End of period                                                          $15.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,115               N/A                 N/A

JNL/MCM S&P 500 Index Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.65               N/A                 N/A
    End of period                                                          $11.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,784               N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $14.89               N/A                 N/A
    End of period                                                          $14.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,692               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $14.46               N/A                 N/A
    End of period                                                          $17.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,514               N/A                 N/A

JNL/MCM VIP Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $12.86               N/A                 N/A
    End of period                                                          $14.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,434               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division(1372)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,350               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.16               N/A                 N/A
    End of period                                                          $13.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,578               N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.05               N/A                 N/A
    End of period                                                          $12.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,485               N/A                 N/A

JNL/PPM America Value Equity Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $20.23               N/A                 N/A
    End of period                                                          $18.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       217                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $11.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,640               N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.58               N/A                 N/A
    End of period                                                          $12.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,980               N/A                 N/A

JNL/S&P Managed Moderate Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.36               N/A                 N/A
    End of period                                                          $14.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,164               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $11.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,296               N/A                 N/A

JNL/Select Value Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $19.94               N/A                 N/A
    End of period                                                          $21.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       540                N/A                 N/A

JNL/T.Rowe Price Established Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $26.77               N/A                 N/A
    End of period                                                          $28.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       397                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $35.06               N/A                 N/A
    End of period                                                          $40.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       942                N/A                 N/A

JNL/T.Rowe Price Value Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $15.29               N/A                 N/A
    End of period                                                          $15.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       711                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.73              $13.15             $12.48
    End of period                                                          $16.85              $15.73             $13.15
  Accumulation units outstanding
  at the end of period                                                      7,683              6,938               3,824

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $11.32             $10.83
    End of period                                                          $13.46              $11.92             $11.32
  Accumulation units outstanding
  at the end of period                                                     12,669              11,711              6,214

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.32              $11.51             $10.43
    End of period                                                          $12.70              $15.32             $11.51
  Accumulation units outstanding
  at the end of period                                                      4,228              4,467               1,784

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.64              $12.21             $11.70
    End of period                                                          $14.82              $13.64             $12.21
  Accumulation units outstanding
  at the end of period                                                      2,220              1,835                959

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.78              $17.36             $15.82
    End of period                                                          $19.25              $17.78             $17.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                  980


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.09
    End of period                                                            N/A                N/A                $9.46
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.43              $9.90
    End of period                                                          $11.88              $11.27             $10.43
  Accumulation units outstanding
  at the end of period                                                      8,589              3,221               2,831

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.07              $20.86             $20.33
    End of period                                                          $27.15              $23.07             $20.86
  Accumulation units outstanding
  at the end of period                                                      1,157              1,206                 -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.61              $24.11             $23.12
    End of period                                                          $26.35              $24.61             $24.11
  Accumulation units outstanding
  at the end of period                                                      1,910              1,438                 -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.38               N/A                 N/A
    End of period                                                          $13.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,749               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $10.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       673                N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.43              $15.90             $15.70
    End of period                                                          $17.11              $17.43             $15.90
  Accumulation units outstanding
  at the end of period                                                      2,601              2,240               1,476

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.03              $17.95             $17.21
    End of period                                                          $23.00              $21.03             $17.95
  Accumulation units outstanding
  at the end of period                                                       553                553                  -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,369               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1107)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $9.98                N/A
    End of period                                                          $10.73              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                     11,643              1,395                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                           $9.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,968               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $10.85             $10.54
    End of period                                                          $11.42              $12.47             $10.85
  Accumulation units outstanding
  at the end of period                                                       675                628                 227

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.22              $16.86             $16.91
    End of period                                                          $17.98              $17.22             $16.86
  Accumulation units outstanding
  at the end of period                                                      7,126              5,195               2,453

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.66              $11.21             $10.45
    End of period                                                          $12.69              $12.66             $11.21
  Accumulation units outstanding
  at the end of period                                                     19,599              3,919               1,557

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $10.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,541               N/A                 N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.52              $11.27             $10.06
    End of period                                                          $15.86              $14.52             $11.27
  Accumulation units outstanding
  at the end of period                                                     14,197              13,729              7,613


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.51              $19.67             $18.66
    End of period                                                          $22.66              $21.51             $19.67
  Accumulation units outstanding
  at the end of period                                                       291                152                  -

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.17              $14.07             $14.12
    End of period                                                          $14.71              $14.17             $14.07
  Accumulation units outstanding
  at the end of period                                                      8,955              7,458               2,024

JNL/Lazard Emerging Markets Division(1221)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.74               N/A
    End of period                                                          $13.91              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                      3,810               261                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.05              $17.04             $16.18
    End of period                                                          $18.10              $19.05             $17.04
  Accumulation units outstanding
  at the end of period                                                      9,113              10,874              7,521

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.85              $13.91             $13.83
    End of period                                                          $14.42              $15.85             $13.91
  Accumulation units outstanding
  at the end of period                                                      9,956              9,171               6,249

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $10.74             $11.53
    End of period                                                          $11.15              $11.76             $10.74
  Accumulation units outstanding
  at the end of period                                                     14,900              13,113              6,853

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.71             $10.76
    End of period                                                          $11.25              $10.83             $10.71
  Accumulation units outstanding
  at the end of period                                                     10,086              11,015              2,203

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.64              $4.25               $4.23
    End of period                                                           $5.74              $5.64               $4.25
  Accumulation units outstanding
  at the end of period                                                      7,066              4,301                 -

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $9.81              $10.11
    End of period                                                           $9.76              $10.86              $9.81
  Accumulation units outstanding
  at the end of period                                                       125               1,624                126

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.58              $8.37               $8.96
    End of period                                                          $10.43              $10.58              $8.37
  Accumulation units outstanding
  at the end of period                                                     27,518              21,691             10,477

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $10.04               N/A
    End of period                                                          $10.29              $11.71               N/A
  Accumulation units outstanding
  at the end of period                                                      5,310              14,905               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.10              $7.98               $7.75
    End of period                                                           $9.21              $9.10               $7.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.76              $11.88             $11.26
    End of period                                                          $11.10              $13.76             $11.88
  Accumulation units outstanding
  at the end of period                                                      3,740              1,064                 -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.40              $11.99             $10.97
    End of period                                                          $17.78              $16.40             $11.99
  Accumulation units outstanding
  at the end of period                                                     33,224              35,533             15,919

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.11              $10.71             $10.28
    End of period                                                          $11.66              $11.11             $10.71
  Accumulation units outstanding
  at the end of period                                                     18,275              17,598             10,755

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.86              $14.58             $13.53
    End of period                                                          $19.24              $17.86             $14.58
  Accumulation units outstanding
  at the end of period                                                     16,367              19,735             10,410


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.62              $11.75             $11.26
    End of period                                                          $13.48              $13.62             $11.75
  Accumulation units outstanding
  at the end of period                                                     250,665            253,413             202,058

JNL/MCM JNL Optimized 5 Division(1212)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.74               N/A
    End of period                                                          $11.81              $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                      6,859               815                 N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.44             $10.16
    End of period                                                          $12.40              $10.67             $10.44
  Accumulation units outstanding
  at the end of period                                                     10,375              27,339             20,742

JNL/MCM NYSE International 25 Division(1429)

  Accumulation unit value:
    Beginning of period                                                    $12.09               N/A                 N/A
    End of period                                                          $11.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       527                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.91              $21.98             $20.13
    End of period                                                          $34.20              $25.91             $21.98
  Accumulation units outstanding
  at the end of period                                                      4,469              2,640               2,818

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.90              $12.63             $10.41
    End of period                                                          $13.22              $12.90             $12.63
  Accumulation units outstanding
  at the end of period                                                     21,372              17,362             14,831


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.59              $13.63             $12.79
    End of period                                                          $15.29              $14.59             $13.63
  Accumulation units outstanding
  at the end of period                                                     12,222              14,194              7,283

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $10.38             $10.29
    End of period                                                          $11.93              $11.66             $10.38
  Accumulation units outstanding
  at the end of period                                                     22,604              22,428              8,843

JNL/MCM S&P SMid 60 Division(1414)

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                           $8.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,607               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.80              $18.54             $17.87
    End of period                                                          $17.30              $19.80             $18.54
  Accumulation units outstanding
  at the end of period                                                      7,673              7,038               4,009

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.90              $13.00             $12.59
    End of period                                                          $14.23              $14.90             $13.00
  Accumulation units outstanding
  at the end of period                                                      6,070              6,547               4,158


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.78              $5.42               $5.22
    End of period                                                           $6.46              $5.78               $5.42
  Accumulation units outstanding
  at the end of period                                                       717                 -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.86              $15.44             $12.62
    End of period                                                          $17.33              $14.86             $15.44
  Accumulation units outstanding
  at the end of period                                                     32,955              41,076             12,703

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.96              $11.84             $11.35
    End of period                                                          $14.00              $12.96             $11.84
  Accumulation units outstanding
  at the end of period                                                     51,431              61,298             46,903

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.82              $12.11             $10.84
    End of period                                                          $14.33              $13.82             $12.11
  Accumulation units outstanding
  at the end of period                                                      9,780              10,491              8,578

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.61              $8.41               $7.69
    End of period                                                           $9.27              $8.61               $8.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,155               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.11              $12.98             $12.99
    End of period                                                          $13.84              $13.11             $12.98
  Accumulation units outstanding
  at the end of period                                                     20,334              19,544              8,160

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.50              $19.37             $18.07
    End of period                                                          $19.45              $21.50             $19.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.53
    End of period                                                            N/A                N/A               $14.79
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.03              $12.08             $12.28
    End of period                                                          $12.57              $13.03             $12.08
  Accumulation units outstanding
  at the end of period                                                     15,143              15,321              7,043

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.23              $18.34             $17.73
    End of period                                                          $18.63              $20.23             $18.34
  Accumulation units outstanding
  at the end of period                                                       702                495                  -

JNL/Putnam Midcap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.15              $7.89               $7.40
    End of period                                                           $7.89              $8.15               $7.89
  Accumulation units outstanding
  at the end of period                                                        -                 156                 156


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.10              $12.51             $11.58
    End of period                                                          $15.02              $14.10             $12.51
  Accumulation units outstanding
  at the end of period                                                      9,318              9,377                 -

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.42             $10.31
    End of period                                                          $11.37              $10.96             $10.42
  Accumulation units outstanding
  at the end of period                                                     26,725              17,390             10,798

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.05              $12.61             $12.04
    End of period                                                          $14.90              $14.05             $12.61
  Accumulation units outstanding
  at the end of period                                                     32,004              26,035             17,151

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $10.74             $10.50
    End of period                                                          $12.16              $11.56             $10.74
  Accumulation units outstanding
  at the end of period                                                     25,904              20,925              5,805

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.35              $12.20             $11.79
    End of period                                                          $14.15              $13.35             $12.20
  Accumulation units outstanding
  at the end of period                                                      5,447              13,429               522


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.72              $21.39             $21.16
    End of period                                                          $24.88              $23.72             $21.39
  Accumulation units outstanding
  at the end of period                                                      1,344              1,574               1,164


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.30              $11.08             $11.04
    End of period                                                          $11.55              $11.30             $11.08
  Accumulation units outstanding
  at the end of period                                                      2,330              1,100                224

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.00              $16.95             $16.62
    End of period                                                          $21.05              $20.00             $16.95
  Accumulation units outstanding
  at the end of period                                                      1,159              1,854               1,373

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.77              $24.13             $22.98
    End of period                                                          $28.76              $26.77             $24.13
  Accumulation units outstanding
  at the end of period                                                      3,202              4,355               1,697

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $35.11              $33.68             $30.10
    End of period                                                          $40.15              $35.11             $33.68
  Accumulation units outstanding
  at the end of period                                                      6,304              5,389               2,280

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.27              $13.04             $12.78
    End of period                                                          $15.02              $15.27             $13.04
  Accumulation units outstanding
  at the end of period                                                     13,151              14,587              9,598
Accumulation Unit Values
Contract with Endorsements - 2.46%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.72              $13.15             $11.88
    End of period                                                          $16.84              $15.72             $13.15
  Accumulation units outstanding
  at the end of period                                                       676                555                  -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.91              $11.32             $10.68
    End of period                                                          $13.45              $11.91             $11.32
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.32              $11.51             $10.21
    End of period                                                          $12.70              $15.32             $11.51
  Accumulation units outstanding
  at the end of period                                                      1,617              1,821                357

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.63              $12.20             $11.17
    End of period                                                          $14.81              $13.63             $12.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.76              $17.34             $15.64
    End of period                                                          $19.23              $17.76             $17.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.08
    End of period                                                            N/A                N/A                $9.44
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.42              $9.59
    End of period                                                          $11.87              $11.27             $10.42
  Accumulation units outstanding
  at the end of period                                                       622               1,264                 -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.04              $20.84             $20.31
    End of period                                                          $27.12              $23.04             $20.84
  Accumulation units outstanding
  at the end of period                                                       649                353                  -

JNL/Capital Guardian International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,320               N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $24.08             $23.09
    End of period                                                            N/A               $24.58             $24.08
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $13.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,599               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $10.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,566               N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.41              $15.88             $15.52
    End of period                                                          $17.08              $17.41             $15.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.01              $17.93             $17.20
    End of period                                                          $22.98              $21.01             $17.93
  Accumulation units outstanding
  at the end of period                                                       202                 -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,816               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                    $10.91               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,335               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.46              $10.85             $10.61
    End of period                                                          $11.41              $12.46             $10.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.20              $16.84             $16.89
    End of period                                                          $17.96              $17.20             $16.84
  Accumulation units outstanding
  at the end of period                                                      1,751              1,053                233

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.65              $11.21             $10.45
    End of period                                                          $12.69              $12.65             $11.21
  Accumulation units outstanding
  at the end of period                                                      1,145                -                   -

JNL/Goldman Sachs Short Duration Bond Division(1174)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $10.09               N/A
    End of period                                                          $10.37              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.50              $11.26              $9.54
    End of period                                                          $15.84              $14.50             $11.26
  Accumulation units outstanding
  at the end of period                                                      1,061               940                  -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.48              $19.65             $18.64
    End of period                                                          $22.63              $21.48             $19.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.05             $14.14
    End of period                                                            N/A               $14.16             $14.05
  Accumulation units outstanding
  at the end of period                                                       N/A                199                  -

JNL/Lazard Emerging Markets Division(1066)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.14               N/A
    End of period                                                          $13.90              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                      3,865               411                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $17.03             $15.68
    End of period                                                            N/A               $19.03             $17.03
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.84              $13.90             $13.04
    End of period                                                          $14.40              $15.84             $13.90
  Accumulation units outstanding
  at the end of period                                                       448                 -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1418)

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                           $9.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,065               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.75              $10.73             $11.52
    End of period                                                          $11.14              $11.75             $10.73
  Accumulation units outstanding
  at the end of period                                                       739                722                 84

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.70             $10.79
    End of period                                                          $11.24              $10.83             $10.70
  Accumulation units outstanding
  at the end of period                                                       461                464                  -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.64              $4.24               $4.23
    End of period                                                           $5.73              $5.64               $4.24
  Accumulation units outstanding
  at the end of period                                                       752                 -                   -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $9.81              $10.17
    End of period                                                           $9.76              $10.86              $9.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $8.36               $8.96
    End of period                                                          $10.42              $10.57              $8.36
  Accumulation units outstanding
  at the end of period                                                       807                820                 107

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $9.88                N/A
    End of period                                                          $10.28              $11.71               N/A
  Accumulation units outstanding
  at the end of period                                                      6,735              5,971                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.09              $7.98               $7.74
    End of period                                                           $9.20              $9.09               $7.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.75              $11.88             $11.25
    End of period                                                          $11.09              $13.75             $11.88
  Accumulation units outstanding
  at the end of period                                                      2,283               570                 345

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.39              $11.99             $10.96
    End of period                                                          $17.76              $16.39             $11.99
  Accumulation units outstanding
  at the end of period                                                      4,615              2,230                75

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $10.71             $10.27
    End of period                                                          $11.65              $11.10             $10.71
  Accumulation units outstanding
  at the end of period                                                       785               1,138               1,105

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.86              $14.57             $12.86
    End of period                                                          $19.23              $17.86             $14.57
  Accumulation units outstanding
  at the end of period                                                       961                658                  -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.62              $11.75             $11.26
    End of period                                                          $13.48              $13.62             $11.75
  Accumulation units outstanding
  at the end of period                                                     19,575              26,667              2,230

JNL/MCM JNL Optimized 5 Division(1096)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $9.16                N/A
    End of period                                                          $11.81              $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                      3,547              2,409                N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.44             $10.51
    End of period                                                          $12.39              $10.67             $10.44
  Accumulation units outstanding
  at the end of period                                                       704                753                  -

JNL/MCM NYSE International 25 Division(1321)

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $11.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,165               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.89              $21.97             $20.12
    End of period                                                          $34.17              $25.89             $21.97
  Accumulation units outstanding
  at the end of period                                                      2,360              3,001                542

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.89              $12.63             $10.40
    End of period                                                          $13.21              $12.89             $12.63
  Accumulation units outstanding
  at the end of period                                                       630               1,864                72


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.78                N/A
    End of period                                                          $10.63              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.58              $13.62             $12.13
    End of period                                                          $15.28              $14.58             $13.62
  Accumulation units outstanding
  at the end of period                                                      1,195              1,193                 -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.65              $10.38             $10.05
    End of period                                                          $11.92              $11.65             $10.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.79              $18.52             $17.86
    End of period                                                          $17.29              $19.79             $18.52
  Accumulation units outstanding
  at the end of period                                                       463               1,142                49

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.90              $12.99             $12.25
    End of period                                                          $14.22              $14.90             $12.99
  Accumulation units outstanding
  at the end of period                                                       184                185                  -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $5.41               $5.22
    End of period                                                            N/A               $5.78               $5.41
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.86              $15.44             $12.62
    End of period                                                          $17.32              $14.86             $15.44
  Accumulation units outstanding
  at the end of period                                                      4,399              7,700                873

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.96              $11.84             $11.35
    End of period                                                          $14.00              $12.96             $11.84
  Accumulation units outstanding
  at the end of period                                                      5,952              6,284                346

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.81              $12.10             $10.49
    End of period                                                          $14.33              $13.81             $12.10
  Accumulation units outstanding
  at the end of period                                                       446                611                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.60              $8.41               $7.69
    End of period                                                           $9.26              $8.60               $8.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,214               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $12.97             $13.00
    End of period                                                            N/A               $13.09             $12.97
  Accumulation units outstanding
  at the end of period                                                       N/A                524                  -

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.47              $19.35             $18.05
    End of period                                                          $19.43              $21.47             $19.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.51
    End of period                                                            N/A                N/A               $14.78
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.02              $12.07             $12.27
    End of period                                                          $12.56              $13.02             $12.07
  Accumulation units outstanding
  at the end of period                                                       192                193                1,719

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.21              $18.32             $17.72
    End of period                                                          $18.61              $20.21             $18.32
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.14              $7.89               $7.09
    End of period                                                           $7.88              $8.14               $7.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,301               N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.95               N/A                 N/A
    End of period                                                          $10.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,963               N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,961               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.09              $12.50             $11.57
    End of period                                                          $15.01              $14.09             $12.50
  Accumulation units outstanding
  at the end of period                                                      2,387              2,387                 -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.41             $10.25
    End of period                                                          $11.36              $10.96             $10.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.04              $12.60             $11.80
    End of period                                                          $14.88              $14.04             $12.60
  Accumulation units outstanding
  at the end of period                                                     28,578              30,081                -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $10.73             $10.38
    End of period                                                          $12.15              $11.56             $10.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $12.19             $11.57
    End of period                                                          $14.14              $13.34             $12.19
  Accumulation units outstanding
  at the end of period                                                      1,580              1,590                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,961               N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.69              $21.36             $20.55
    End of period                                                          $24.85              $23.69             $21.36
  Accumulation units outstanding
  at the end of period                                                       576               1,052                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.29              $11.07             $11.03
    End of period                                                          $11.54              $11.29             $11.07
  Accumulation units outstanding
  at the end of period                                                      2,575               890                5,503

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.99              $16.95             $15.89
    End of period                                                          $21.04              $19.99             $16.95
  Accumulation units outstanding
  at the end of period                                                      1,083               427                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $24.10             $22.85
    End of period                                                            N/A               $26.74             $24.10
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $35.07              $33.65             $29.32
    End of period                                                          $40.10              $35.07             $33.65
  Accumulation units outstanding
  at the end of period                                                       164                 -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.26              $13.03             $12.35
    End of period                                                          $15.01              $15.26             $13.03
  Accumulation units outstanding
  at the end of period                                                        -                 190                  -
Accumulation Unit Values
Contract with Endorsements - 2.47%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(987)

  Accumulation unit value:
    Beginning of period                                                    $15.71              $13.78               N/A
    End of period                                                          $16.82              $15.71               N/A
  Accumulation units outstanding
  at the end of period                                                       749                 -                  N/A

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $11.31             $10.68
    End of period                                                          $13.44              $11.90             $11.31
  Accumulation units outstanding
  at the end of period                                                       847                 -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $14.11               N/A                 N/A
    End of period                                                          $12.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       297                N/A                 N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.63              $12.20             $11.17
    End of period                                                          $14.80              $13.63             $12.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.74              $17.33             $15.63
    End of period                                                          $19.21              $17.74             $17.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division(1057)

  Accumulation unit value:
    Beginning of period                                                    $23.01              $22.74               N/A
    End of period                                                          $27.08              $23.01               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.39              $15.86             $15.51
    End of period                                                          $17.06              $17.39             $15.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.99              $17.92             $17.18
    End of period                                                          $22.95              $20.99             $17.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                                                    $12.46              $12.15               N/A
    End of period                                                          $11.41              $12.46               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.18              $16.82             $16.78
    End of period                                                          $17.94              $17.18             $16.82
  Accumulation units outstanding
  at the end of period                                                      1,221                -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.93               N/A                 N/A
    End of period                                                          $12.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       320                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $10.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,071               N/A                 N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.49              $11.25              $9.54
    End of period                                                          $15.83              $14.49             $11.25
  Accumulation units outstanding
  at the end of period                                                       534                 -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $21.46              $19.63             $18.59
    End of period                                                          $22.60              $21.46             $19.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.14              $14.04             $14.13
    End of period                                                          $14.67              $14.14             $14.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $12.79               N/A                 N/A
    End of period                                                          $13.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       327                N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.02              $17.01             $15.67
    End of period                                                          $18.08              $19.02             $17.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(1057)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $10.73             $10.93
    End of period                                                          $11.13              $11.74             $10.73
  Accumulation units outstanding
  at the end of period                                                       429               1,671                 -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.70             $10.78
    End of period                                                          $11.23              $10.82             $10.70
  Accumulation units outstanding
  at the end of period                                                        -                1,722                 -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.63              $4.24               $4.23
    End of period                                                           $5.73              $5.63               $4.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $8.36               $8.83
    End of period                                                          $10.41              $10.56              $8.36
  Accumulation units outstanding
  at the end of period                                                        -                2,094                 -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.09              $7.97               $7.74
    End of period                                                           $9.20              $9.09               $7.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.74              $12.51             $11.25
    End of period                                                          $11.08              $13.74             $11.87
  Accumulation units outstanding
  at the end of period                                                       215                215                  -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.37              $11.98             $10.68
    End of period                                                          $17.75              $16.37             $11.98
  Accumulation units outstanding
  at the end of period                                                       270               1,448                 -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.09              $10.70             $10.08
    End of period                                                          $11.64              $11.09             $10.70
  Accumulation units outstanding
  at the end of period                                                       260                260                  -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.85              $14.57             $12.85
    End of period                                                          $19.22              $17.85             $14.57
  Accumulation units outstanding
  at the end of period                                                       649               1,851                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.62              $11.75             $10.88
    End of period                                                          $13.48              $13.62             $11.75
  Accumulation units outstanding
  at the end of period                                                      9,008              3,595               3,598

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $12.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       417                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $25.87              $21.95             $21.23
    End of period                                                          $34.13              $25.87             $21.95
  Accumulation units outstanding
  at the end of period                                                       107                107                  -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.88              $12.62              $9.46
    End of period                                                          $13.20              $12.88             $12.62
  Accumulation units outstanding
  at the end of period                                                       369               1,388                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.57              $13.62             $12.13
    End of period                                                          $15.27              $14.57             $13.62
  Accumulation units outstanding
  at the end of period                                                       732               2,037                 -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.64              $10.37             $10.05
    End of period                                                          $11.92              $11.64             $10.37
  Accumulation units outstanding
  at the end of period                                                       996               2,726                 -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.77              $18.51             $16.37
    End of period                                                          $17.27              $19.77             $18.51
  Accumulation units outstanding
  at the end of period                                                        -                1,005                 -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.89              $12.99             $12.24
    End of period                                                          $14.22              $14.89             $12.99
  Accumulation units outstanding
  at the end of period                                                       737               2,059                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.77              $5.41               $5.22
    End of period                                                           $6.45              $5.77               $5.41
  Accumulation units outstanding
  at the end of period                                                       483                483                  -

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                    $14.86              $15.44             $13.90
    End of period                                                          $17.32              $14.86             $15.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                    $12.95              $11.84             $11.45
    End of period                                                          $13.99              $12.95             $11.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.80              $12.10             $10.49
    End of period                                                          $14.32              $13.80             $12.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.60              $8.77               $7.69
    End of period                                                           $9.26              $8.60               $8.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,115               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $12.96             $12.99
    End of period                                                          $13.81              $13.08             $12.96
  Accumulation units outstanding
  at the end of period                                                      2,401                -                   -

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.45              $19.33             $18.04
    End of period                                                          $19.41              $21.45             $19.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.50
    End of period                                                            N/A                N/A               $14.76
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.01              $12.06             $12.07
    End of period                                                          $12.55              $13.01             $12.06
  Accumulation units outstanding
  at the end of period                                                       825                 -                   -

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                    $20.89               N/A                 N/A
    End of period                                                          $18.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       200                N/A                 N/A

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.13              $7.89               $7.08
    End of period                                                           $7.88              $8.13               $7.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.08              $12.49             $11.57
    End of period                                                          $14.99              $14.08             $12.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.02              $12.59             $11.79
    End of period                                                          $14.87              $14.02             $12.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.33              $12.18             $11.56
    End of period                                                          $14.13              $13.33             $12.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.67              $21.34             $20.53
    End of period                                                          $24.83              $23.67             $21.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $11.28              $11.06             $11.02
    End of period                                                          $11.52              $11.28             $11.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.99              $16.94             $15.89
    End of period                                                          $21.03              $19.99             $16.94
  Accumulation units outstanding
  at the end of period                                                       497                 -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.71              $24.08             $22.83
    End of period                                                          $28.69              $26.71             $24.08
  Accumulation units outstanding
  at the end of period                                                       365                 -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $35.02              $33.61             $29.29
    End of period                                                          $40.05              $35.02             $33.61
  Accumulation units outstanding
  at the end of period                                                       105                 -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.25              $13.02             $12.35
    End of period                                                          $15.00              $15.25             $13.02
  Accumulation units outstanding
  at the end of period                                                       654                 -                   -
Accumulation Unit Values
Contract with Endorsements - 2.485%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(1287)

  Accumulation unit value:
    Beginning of period                                                    $16.16               N/A                 N/A
    End of period                                                          $16.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,749               N/A                 N/A

JNL/AIM Large Cap Growth Division(1414)

  Accumulation unit value:
    Beginning of period                                                    $13.35               N/A                 N/A
    End of period                                                          $13.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       596                N/A                 N/A

JNL/AIM Real Estate Division(1243)

  Accumulation unit value:
    Beginning of period                                                    $16.45               N/A                 N/A
    End of period                                                          $12.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     51,927               N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division(1333)

  Accumulation unit value:
    Beginning of period                                                    $24.37               N/A                 N/A
    End of period                                                          $27.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       720                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division(1319)

  Accumulation unit value:
    Beginning of period                                                    $11.94               N/A                 N/A
    End of period                                                          $13.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,204               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division(1319)

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $10.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,072               N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division(1323)

  Accumulation unit value:
    Beginning of period                                                    $23.40               N/A                 N/A
    End of period                                                          $22.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,439               N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division(1240)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     276,692              N/A                 N/A

JNL/Franklin Templeton Global Growth Division(1424)

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       768                N/A                 N/A

JNL/Franklin Templeton Income Division(1299)

  Accumulation unit value:
    Beginning of period                                                    $11.18               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       97                 N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division(1287)

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                           $9.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,116               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(1236)

  Accumulation unit value:
    Beginning of period                                                    $12.43               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,453               N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division(1414)

  Accumulation unit value:
    Beginning of period                                                    $17.45               N/A                 N/A
    End of period                                                          $17.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       59                 N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division(1300)

  Accumulation unit value:
    Beginning of period                                                    $13.80               N/A                 N/A
    End of period                                                          $12.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,949               N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(1256)

  Accumulation unit value:
    Beginning of period                                                    $15.09               N/A                 N/A
    End of period                                                          $15.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,962               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division(1234)

  Accumulation unit value:
    Beginning of period                                                    $10.64               N/A                 N/A
    End of period                                                          $13.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     34,278               N/A                 N/A

JNL/Lazard Mid Cap Value Division(1333)

  Accumulation unit value:
    Beginning of period                                                    $21.07               N/A                 N/A
    End of period                                                          $18.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       648                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(1284)

  Accumulation unit value:
    Beginning of period                                                    $11.64               N/A                 N/A
    End of period                                                          $11.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,720               N/A                 N/A

JNL/MCM Bond Index Division(1252)

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $11.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,347               N/A                 N/A

JNL/MCM Communications Sector Division(1317)

  Accumulation unit value:
    Beginning of period                                                     $6.30               N/A                 N/A
    End of period                                                           $5.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,616               N/A                 N/A

JNL/MCM Consumer Brands Sector Division(1319)

  Accumulation unit value:
    Beginning of period                                                    $11.28               N/A                 N/A
    End of period                                                           $9.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,895               N/A                 N/A

JNL/MCM Dow 10 Division(1284)

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,277               N/A                 N/A

JNL/MCM Dow Dividend Division(1234)

  Accumulation unit value:
    Beginning of period                                                    $11.38               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     89,751               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division(1266)

  Accumulation unit value:
    Beginning of period                                                    $13.33               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,026               N/A                 N/A

JNL/MCM Global 15 Division(1261)

  Accumulation unit value:
    Beginning of period                                                    $16.45               N/A                 N/A
    End of period                                                          $17.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,926               N/A                 N/A

JNL/MCM Healthcare Sector Division(1299)

  Accumulation unit value:
    Beginning of period                                                    $11.85               N/A                 N/A
    End of period                                                          $11.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,083               N/A                 N/A

JNL/MCM Index 5 Division(1321)

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,254               N/A                 N/A

JNL/MCM International Index Division(1234)

  Accumulation unit value:
    Beginning of period                                                    $17.81               N/A                 N/A
    End of period                                                          $19.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     65,937               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(1234)

  Accumulation unit value:
    Beginning of period                                                    $13.41               N/A                 N/A
    End of period                                                          $13.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     339,977              N/A                 N/A

JNL/MCM JNL Optimized 5 Division(1320)

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A                 N/A
    End of period                                                          $11.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     36,331               N/A                 N/A

JNL/MCM Nasdaq 25 Division(1333)

  Accumulation unit value:
    Beginning of period                                                    $10.95               N/A                 N/A
    End of period                                                          $12.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,692               N/A                 N/A

JNL/MCM NYSE International 25 Division(1341)

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $11.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,719               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(1252)

  Accumulation unit value:
    Beginning of period                                                    $25.74               N/A                 N/A
    End of period                                                          $34.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,497               N/A                 N/A

JNL/MCM S&P 10 Division(1284)

  Accumulation unit value:
    Beginning of period                                                    $12.99               N/A                 N/A
    End of period                                                          $13.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,647               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1320)

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,127               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(1252)

  Accumulation unit value:
    Beginning of period                                                    $15.35               N/A                 N/A
    End of period                                                          $15.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,826               N/A                 N/A

JNL/MCM S&P 500 Index Division(1252)

  Accumulation unit value:
    Beginning of period                                                    $11.83               N/A                 N/A
    End of period                                                          $11.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,926               N/A                 N/A

JNL/MCM S&P SMid 60 Division(1353)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                           $8.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,309               N/A                 N/A

JNL/MCM Select Small-Cap Division(1284)

  Accumulation unit value:
    Beginning of period                                                    $18.91               N/A                 N/A
    End of period                                                          $17.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,002               N/A                 N/A

JNL/MCM Small Cap Index Division(1252)

  Accumulation unit value:
    Beginning of period                                                    $15.30               N/A                 N/A
    End of period                                                          $14.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,163               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(1256)

  Accumulation unit value:
    Beginning of period                                                     $5.92               N/A                 N/A
    End of period                                                           $6.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,883               N/A                 N/A

JNL/MCM Value Line 30 Division(1234)

  Accumulation unit value:
    Beginning of period                                                    $13.87               N/A                 N/A
    End of period                                                          $17.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     53,481               N/A                 N/A

JNL/MCM VIP Division(1320)

  Accumulation unit value:
    Beginning of period                                                    $13.51               N/A                 N/A
    End of period                                                          $13.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,629               N/A                 N/A

JNL/Oppenheimer Global Growth Division(1317)

  Accumulation unit value:
    Beginning of period                                                    $14.59               N/A                 N/A
    End of period                                                          $14.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       924                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(1299)

  Accumulation unit value:
    Beginning of period                                                    $13.17               N/A                 N/A
    End of period                                                          $13.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,931               N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(1256)

  Accumulation unit value:
    Beginning of period                                                    $13.27               N/A                 N/A
    End of period                                                          $12.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,300               N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division(1459)

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     51,935               N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division(1422)

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $10.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       775                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division(1378)

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                          $10.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,947               N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(1324)

  Accumulation unit value:
    Beginning of period                                                    $15.16               N/A                 N/A
    End of period                                                          $14.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,087               N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division(1348)

  Accumulation unit value:
    Beginning of period                                                    $15.12               N/A                 N/A
    End of period                                                          $14.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,576               N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division(1350)

  Accumulation unit value:
    Beginning of period                                                    $14.13               N/A                 N/A
    End of period                                                          $14.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,729               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(1315)

  Accumulation unit value:
    Beginning of period                                                    $24.85               N/A                 N/A
    End of period                                                          $24.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     38,906               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(1313)

  Accumulation unit value:
    Beginning of period                                                    $11.35               N/A                 N/A
    End of period                                                          $11.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,030               N/A                 N/A

JNL/Select Value Division(1261)

  Accumulation unit value:
    Beginning of period                                                    $19.85               N/A                 N/A
    End of period                                                          $21.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,387               N/A                 N/A

JNL/T.Rowe Price Established Growth Division(1299)

  Accumulation unit value:
    Beginning of period                                                    $27.87               N/A                 N/A
    End of period                                                          $28.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,400               N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division(1299)

  Accumulation unit value:
    Beginning of period                                                    $37.76               N/A                 N/A
    End of period                                                          $39.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,801               N/A                 N/A

JNL/T.Rowe Price Value Division(1300)

  Accumulation unit value:
    Beginning of period                                                    $16.07               N/A                 N/A
    End of period                                                          $14.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,458               N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.495%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.66              $13.10             $11.84
    End of period                                                          $16.77              $15.66             $13.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $11.30             $10.67
    End of period                                                          $13.42              $11.89             $11.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.31              $11.51             $10.73
    End of period                                                          $12.69              $15.31             $11.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division(1127)

  Accumulation unit value:
    Beginning of period                                                    $13.61              $12.25               N/A
    End of period                                                          $14.78              $13.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.69              $17.28             $15.59
    End of period                                                          $19.15              $17.69             $17.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.40              $9.58
    End of period                                                          $11.83              $11.24             $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.94              $20.76             $20.25
    End of period                                                          $26.99              $22.94             $20.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.48              $23.99             $23.02
    End of period                                                          $26.20              $24.48             $23.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.34              $15.82             $15.48
    End of period                                                          $17.01              $17.34             $15.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.94              $17.87             $17.15
    End of period                                                          $22.89              $20.94             $17.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.46              $10.85              $9.99
    End of period                                                          $11.40              $12.46             $10.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.14              $16.78             $16.74
    End of period                                                          $17.88              $17.14             $16.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.65              $11.20             $10.12
    End of period                                                          $12.68              $12.65             $11.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.46              $11.23              $9.52
    End of period                                                          $15.79              $14.46             $11.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $21.40              $19.58             $16.74
    End of period                                                          $22.53              $21.40             $19.58
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                    $14.10              $14.00             $14.22
    End of period                                                          $14.63              $14.10             $14.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.98              $16.98             $15.64
    End of period                                                          $18.02              $18.98             $16.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.79              $13.86             $13.01
    End of period                                                          $14.35              $15.79             $13.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $10.71             $10.91
    End of period                                                          $11.11              $11.72             $10.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.69             $10.74
    End of period                                                          $11.22              $10.81             $10.69
  Accumulation units outstanding
  at the end of period                                                      1,015              1,058               1,097

JNL/MCM Communications Sector Division(1004)

  Accumulation unit value:
    Beginning of period                                                     $5.62              $4.44                N/A
    End of period                                                           $5.72              $5.62                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division(1004)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.91                N/A
    End of period                                                           $9.72              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $8.34               $8.81
    End of period                                                          $10.39              $10.54              $8.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $10.13               N/A
    End of period                                                          $10.28              $11.71               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.07              $7.96               $7.73
    End of period                                                           $9.18              $9.07               $7.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.72              $11.85             $11.23
    End of period                                                          $11.06              $13.72             $11.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.34              $11.96             $10.67
    End of period                                                          $17.71              $16.34             $11.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.68             $10.07
    End of period                                                          $11.61              $11.07             $10.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.82              $14.55             $13.51
    End of period                                                          $19.19              $17.82             $14.55
  Accumulation units outstanding
  at the end of period                                                       708                741                 694


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.61              $11.74             $11.26
    End of period                                                          $13.46              $13.61             $11.74
  Accumulation units outstanding
  at the end of period                                                      6,726              7,043               6,289

JNL/MCM JNL Optimized 5 Division(1116)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $9.07                N/A
    End of period                                                          $11.80              $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.43              $9.80
    End of period                                                          $12.38              $10.66             $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.83              $21.92             $16.60
    End of period                                                          $34.07              $25.83             $21.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.86              $12.60              $9.45
    End of period                                                          $13.17              $12.86             $12.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1187)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $10.09               N/A
    End of period                                                          $10.63              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.55              $13.60             $12.77
    End of period                                                          $15.25              $14.55             $13.60
  Accumulation units outstanding
  at the end of period                                                       694                723                 750

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $10.36             $10.27
    End of period                                                          $11.90              $11.63             $10.36
  Accumulation units outstanding
  at the end of period                                                      2,605              2,699               2,133

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.74              $18.48             $16.35
    End of period                                                          $17.24              $19.74             $18.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.87              $12.97             $12.57
    End of period                                                          $14.19              $14.87             $12.97
  Accumulation units outstanding
  at the end of period                                                       725                756                 784


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.76              $5.40               $5.40
    End of period                                                           $6.43              $5.76               $5.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                    $14.85              $15.44             $12.37
    End of period                                                          $17.30              $14.85             $15.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.95              $11.83             $10.51
    End of period                                                          $13.98              $12.95             $11.83
  Accumulation units outstanding
  at the end of period                                                      2,603              2,616               4,851

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.78              $12.08             $10.48
    End of period                                                          $14.29              $13.78             $12.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.59              $8.39               $7.68
    End of period                                                           $9.25              $8.59               $8.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.05              $12.93             $12.97
    End of period                                                          $13.78              $13.05             $12.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $21.38              $19.27             $18.51
    End of period                                                          $19.34              $21.38             $19.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.03             $11.89
    End of period                                                          $12.51              $12.97             $12.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division(1015)

  Accumulation unit value:
    Beginning of period                                                    $20.13              $18.73               N/A
    End of period                                                          $18.52              $20.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.05              $12.46             $11.55
    End of period                                                          $14.96              $14.05             $12.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.95              $10.41             $10.14
    End of period                                                          $11.35              $10.95             $10.41
  Accumulation units outstanding
  at the end of period                                                      2,516              2,516               5,033

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.99              $12.57             $11.77
    End of period                                                          $14.83              $13.99             $12.57
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $11.55              $10.73             $10.28
    End of period                                                          $12.14              $11.55             $10.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.30              $12.15             $11.76
    End of period                                                          $14.09              $13.30             $12.15
  Accumulation units outstanding
  at the end of period                                                      9,570              9,573               8,892


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $23.59              $21.28             $21.00
    End of period                                                          $24.73              $23.59             $21.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $11.03             $11.00
    End of period                                                          $11.49              $11.24             $11.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                 1,319

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.96              $16.93             $15.88
    End of period                                                          $21.00              $19.96             $16.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.63              $24.01             $22.77
    End of period                                                          $28.60              $26.63             $24.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $34.92              $33.52             $29.22
    End of period                                                          $39.92              $34.92             $33.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.23              $13.01             $12.33
    End of period                                                          $14.97              $15.23             $13.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -



Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.65              $13.09             $12.43
    End of period                                                          $16.76              $15.65             $13.09
  Accumulation units outstanding
  at the end of period                                                      8,093              4,507               9,103

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.89              $11.30             $10.81
    End of period                                                          $13.42              $11.89             $11.30
  Accumulation units outstanding
  at the end of period                                                     32,662              20,975             29,770

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.31              $11.51             $10.44
    End of period                                                          $12.69              $15.31             $11.51
  Accumulation units outstanding
  at the end of period                                                      4,821              8,913              10,174

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.60              $12.18             $11.68
    End of period                                                          $14.78              $13.60             $12.18
  Accumulation units outstanding
  at the end of period                                                      4,414              5,380              15,601

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.68              $17.27             $15.59
    End of period                                                          $19.14              $17.68             $17.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.06
    End of period                                                            N/A                N/A                $9.41
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.40              $9.88
    End of period                                                          $11.83              $11.24             $10.40
  Accumulation units outstanding
  at the end of period                                                      5,595              1,462               1,462

JNL/Capital Guardian Global Diversified Research Division(1046)

  Accumulation unit value:
    Beginning of period                                                    $22.94              $22.62               N/A
    End of period                                                          $26.98              $22.94               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.46              $23.98             $22.55
    End of period                                                          $26.18              $24.46             $23.98
  Accumulation units outstanding
  at the end of period                                                      1,645              1,896               2,627

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.34              $15.82             $15.63
    End of period                                                          $17.00              $17.34             $15.82
  Accumulation units outstanding
  at the end of period                                                      2,039              2,049               2,049

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.92              $17.86             $17.86
    End of period                                                          $22.87              $20.92             $17.86
  Accumulation units outstanding
  at the end of period                                                      4,127              1,790               1,790

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,850               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.00               N/A
    End of period                                                          $10.72              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                     26,027              31,565               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.46              $10.85             $10.49
    End of period                                                          $11.40              $12.46             $10.85
  Accumulation units outstanding
  at the end of period                                                      3,436              3,673               3,167

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.12              $16.77             $16.83
    End of period                                                          $17.87              $17.12             $16.77
  Accumulation units outstanding
  at the end of period                                                      8,901              8,806              11,851

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.65              $11.20             $10.46
    End of period                                                          $12.68              $12.65             $11.20
  Accumulation units outstanding
  at the end of period                                                     10,615              10,095             13,838

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $9.99                N/A
    End of period                                                          $10.37              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                      4,485              1,287                N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.45              $11.23             $10.03
    End of period                                                          $15.78              $14.45             $11.23
  Accumulation units outstanding
  at the end of period                                                     12,636              20,688             26,393


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.38              $19.56             $18.30
    End of period                                                          $22.51              $21.38             $19.56
  Accumulation units outstanding
  at the end of period                                                      1,322              1,346               1,345

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.09              $13.99             $14.05
    End of period                                                          $14.62              $14.09             $13.99
  Accumulation units outstanding
  at the end of period                                                      1,541              4,635               5,826

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.13               N/A
    End of period                                                          $13.89              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                      6,555              1,398                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.97              $16.97             $16.13
    End of period                                                          $18.01              $18.97             $16.97
  Accumulation units outstanding
  at the end of period                                                      8,589              6,522               6,147

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.78              $13.86             $13.78
    End of period                                                          $14.34              $15.78             $13.86
  Accumulation units outstanding
  at the end of period                                                      6,095              8,810              19,885

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.72              $10.70             $11.50
    End of period                                                          $11.10              $11.72             $10.70
  Accumulation units outstanding
  at the end of period                                                     19,501              26,713             26,152

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.69             $10.74
    End of period                                                          $11.21              $10.80             $10.69
  Accumulation units outstanding
  at the end of period                                                     22,850              33,301             40,400

JNL/MCM Communications Sector Division(1041)

  Accumulation unit value:
    Beginning of period                                                     $5.62              $4.87                N/A
    End of period                                                           $5.71              $5.62                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.78               $9.83
    End of period                                                           $9.72              $10.82              $9.78
  Accumulation units outstanding
  at the end of period                                                        -                 321                2,390

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $8.34               $8.94
    End of period                                                          $10.38              $10.54              $8.34
  Accumulation units outstanding
  at the end of period                                                     21,921              30,160             29,773

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $9.88                N/A
    End of period                                                          $10.28              $11.71               N/A
  Accumulation units outstanding
  at the end of period                                                     13,541              11,254               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.07              $7.96               $7.96
    End of period                                                           $9.17              $9.07               $7.96
  Accumulation units outstanding
  at the end of period                                                      2,800              2,767               2,848

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.72              $11.85             $11.23
    End of period                                                          $11.05              $13.72             $11.85
  Accumulation units outstanding
  at the end of period                                                       97                 114                  -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.34              $11.95             $10.93
    End of period                                                          $17.70              $16.34             $11.95
  Accumulation units outstanding
  at the end of period                                                     37,330              50,843             45,577

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.68             $10.25
    End of period                                                          $11.61              $11.07             $10.68
  Accumulation units outstanding
  at the end of period                                                      3,919              4,345               4,750

JNL/MCM Index 5 Division(1382)

  Accumulation unit value:
    Beginning of period                                                     $9.65               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,124               N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.82              $14.55             $13.51
    End of period                                                          $19.18              $17.82             $14.55
  Accumulation units outstanding
  at the end of period                                                     15,851              21,140             22,411


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.61              $11.74             $11.26
    End of period                                                          $13.46              $13.61             $11.74
  Accumulation units outstanding
  at the end of period                                                     184,770            300,799             287,767

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,512               N/A                 N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.43              $9.24
    End of period                                                          $12.38              $10.66             $10.43
  Accumulation units outstanding
  at the end of period                                                     13,861              14,854             16,035

JNL/MCM NYSE International 25 Division(1310)

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $11.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,860               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.82              $21.91             $20.07
    End of period                                                          $34.06              $25.82             $21.91
  Accumulation units outstanding
  at the end of period                                                      6,367              5,379               8,544

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.85              $12.59             $10.38
    End of period                                                          $13.17              $12.85             $12.59
  Accumulation units outstanding
  at the end of period                                                     46,660              49,237             47,495


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,918               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.55              $13.60             $12.77
    End of period                                                          $15.25              $14.55             $13.60
  Accumulation units outstanding
  at the end of period                                                     12,529              14,901             16,177

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $10.36             $10.27
    End of period                                                          $11.89              $11.63             $10.36
  Accumulation units outstanding
  at the end of period                                                     38,003              45,517             44,235

JNL/MCM S&P SMid 60 Division(1310)

  Accumulation unit value:
    Beginning of period                                                    $10.25               N/A                 N/A
    End of period                                                           $8.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,747               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.73              $18.48             $17.81
    End of period                                                          $17.23              $19.73             $18.48
  Accumulation units outstanding
  at the end of period                                                     12,269              13,705             12,272

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.87              $12.97             $12.57
    End of period                                                          $14.19              $14.87             $12.97
  Accumulation units outstanding
  at the end of period                                                     11,563              12,859             15,288


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.76              $5.40               $5.16
    End of period                                                           $6.43              $5.76               $5.40
  Accumulation units outstanding
  at the end of period                                                      8,284              9,619              16,676

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.85              $15.43             $12.62
    End of period                                                          $17.30              $14.85             $15.43
  Accumulation units outstanding
  at the end of period                                                     36,701              49,189             68,169

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.94              $11.83             $10.45
    End of period                                                          $13.98              $12.94             $11.83
  Accumulation units outstanding
  at the end of period                                                     102,079            175,909             175,879

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.78              $12.08             $10.82
    End of period                                                          $14.29              $13.78             $12.08
  Accumulation units outstanding
  at the end of period                                                      8,527              9,581               7,713

JNL/Oppenheimer Growth Division(1041)

  Accumulation unit value:
    Beginning of period                                                     $8.58              $8.82                N/A
    End of period                                                           $9.24              $8.58                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,112               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.05              $12.93             $12.94
    End of period                                                          $13.77              $13.05             $12.93
  Accumulation units outstanding
  at the end of period                                                     32,776              31,085             57,931

JNL/PPM America Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.37              $19.26             $17.85
    End of period                                                          $19.33              $21.37             $19.26
  Accumulation units outstanding
  at the end of period                                                       387                387                 387

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.46
    End of period                                                            N/A                N/A               $14.72
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.04             $12.24
    End of period                                                          $12.51              $12.97             $12.04
  Accumulation units outstanding
  at the end of period                                                     11,792              12,433             16,397

JNL/PPM America Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.11              $18.25             $17.43
    End of period                                                          $18.51              $20.11             $18.25
  Accumulation units outstanding
  at the end of period                                                      3,875              5,159               4,693

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.12              $7.87               $7.07
    End of period                                                           $7.86              $8.12               $7.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.04              $12.46             $11.79
    End of period                                                          $14.95              $14.04             $12.46
  Accumulation units outstanding
  at the end of period                                                      6,599              7,456               7,381

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.95              $10.41             $10.31
    End of period                                                          $11.35              $10.95             $10.41
  Accumulation units outstanding
  at the end of period                                                      3,070              1,211              10,636

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.99              $12.56             $11.99
    End of period                                                          $14.83              $13.99             $12.56
  Accumulation units outstanding
  at the end of period                                                     55,475              35,460             15,795

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $10.73             $10.50
    End of period                                                          $12.14              $11.55             $10.73
  Accumulation units outstanding
  at the end of period                                                     46,730              40,466             26,333

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.29              $12.15             $11.75
    End of period                                                          $14.09              $13.29             $12.15
  Accumulation units outstanding
  at the end of period                                                     67,799              38,441             55,015


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.58              $21.27             $21.05
    End of period                                                          $24.72              $23.58             $21.27
  Accumulation units outstanding
  at the end of period                                                      4,333              3,144               5,302


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $11.02             $11.00
    End of period                                                          $11.48              $11.24             $11.02
  Accumulation units outstanding
  at the end of period                                                      9,660                -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.96              $16.92             $15.88
    End of period                                                          $20.99              $19.96             $16.92
  Accumulation units outstanding
  at the end of period                                                      1,377              1,475                 -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.62              $24.00             $22.86
    End of period                                                          $28.58              $26.62             $24.00
  Accumulation units outstanding
  at the end of period                                                      2,925              3,422               3,551

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.90              $33.51             $29.95
    End of period                                                          $39.90              $34.90             $33.51
  Accumulation units outstanding
  at the end of period                                                      5,465              6,672               5,688

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.22              $13.00             $12.75
    End of period                                                          $14.97              $15.22             $13.00
  Accumulation units outstanding
  at the end of period                                                     39,929              26,942             37,294
Accumulation Unit Values
Contract with Endorsements - 2.51%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.63              $13.08             $11.83
    End of period                                                          $16.74              $15.63             $13.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $11.29             $10.66
    End of period                                                          $13.41              $11.88             $11.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.31              $11.51             $10.73
    End of period                                                          $12.68              $15.31             $11.51
  Accumulation units outstanding
  at the end of period                                                       514               7,294                926

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.60              $12.18             $11.15
    End of period                                                          $14.77              $13.60             $12.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.66              $17.26             $15.57
    End of period                                                          $19.12              $17.66             $17.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.05
    End of period                                                            N/A                N/A                $9.40
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.39              $9.57
    End of period                                                          $11.82              $11.23             $10.39
  Accumulation units outstanding
  at the end of period                                                       556                 -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.91              $20.73             $20.22
    End of period                                                          $26.95              $22.91             $20.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.44              $23.95             $22.99
    End of period                                                          $26.15              $24.44             $23.95
  Accumulation units outstanding
  at the end of period                                                      1,099                -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.33               N/A                 N/A
    End of period                                                          $13.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,578               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.51               N/A                 N/A
    End of period                                                          $10.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,614               N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.32              $15.80             $15.46
    End of period                                                          $16.98              $17.32             $15.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.90              $17.85             $17.12
    End of period                                                          $22.85              $20.90             $17.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1121)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.10               N/A
    End of period                                                          $10.72              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                      3,142                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.45              $10.85             $10.89
    End of period                                                          $11.40              $12.45             $10.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.10              $16.75             $16.81
    End of period                                                          $17.85              $17.10             $16.75
  Accumulation units outstanding
  at the end of period                                                      1,450              1,394               1,557

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.64              $11.20             $10.65
    End of period                                                          $12.67              $12.64             $11.20
  Accumulation units outstanding
  at the end of period                                                       317                309                5,205

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $9.99                N/A
    End of period                                                          $10.36              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.44              $11.22              $9.51
    End of period                                                          $15.76              $14.44             $11.22
  Accumulation units outstanding
  at the end of period                                                      1,002              1,002                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.36              $19.55             $18.55
    End of period                                                          $22.49              $21.36             $19.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.08              $13.98             $14.04
    End of period                                                          $14.60              $14.08             $13.98
  Accumulation units outstanding
  at the end of period                                                      1,659              1,604               1,149

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.13               N/A
    End of period                                                          $13.89              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                      1,128                -                  N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.95              $16.96             $16.12
    End of period                                                          $18.00              $18.95             $16.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                 2,059

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.77              $13.84             $13.00
    End of period                                                          $14.33              $15.77             $13.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $10.70             $11.49
    End of period                                                          $11.09              $11.71             $10.70
  Accumulation units outstanding
  at the end of period                                                       707                672               22,276

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.68             $10.74
    End of period                                                          $11.21              $10.80             $10.68
  Accumulation units outstanding
  at the end of period                                                      5,705              4,030               2,724

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.61              $4.23               $4.22
    End of period                                                           $5.71              $5.61               $4.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.78              $10.15
    End of period                                                           $9.72              $10.82              $9.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $8.34               $8.81
    End of period                                                          $10.38              $10.53              $8.34
  Accumulation units outstanding
  at the end of period                                                      1,437              2,099                 -

JNL/MCM Dow Dividend Division(1002)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $10.06               N/A
    End of period                                                          $10.27              $11.71               N/A
  Accumulation units outstanding
  at the end of period                                                       197               29,572               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.06              $7.95               $7.72
    End of period                                                           $9.17              $9.06               $7.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.70              $11.84             $11.21
    End of period                                                          $11.04              $13.70             $11.84
  Accumulation units outstanding
  at the end of period                                                       597               1,299               1,184

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.33              $11.95             $10.93
    End of period                                                          $17.69              $16.33             $11.95
  Accumulation units outstanding
  at the end of period                                                      3,179              22,700             27,139

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.67             $10.24
    End of period                                                          $11.60              $11.06             $10.67
  Accumulation units outstanding
  at the end of period                                                       431               1,249                769

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.81              $14.54             $13.50
    End of period                                                          $19.17              $17.81             $14.54
  Accumulation units outstanding
  at the end of period                                                      4,320              4,010               3,380


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.61              $11.74             $11.26
    End of period                                                          $13.46              $13.61             $11.74
  Accumulation units outstanding
  at the end of period                                                     99,795             135,435             38,387

JNL/MCM JNL Optimized 5 Division(1098)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $9.16                N/A
    End of period                                                          $11.80              $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                      2,106                -                  N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.43              $9.23
    End of period                                                          $12.37              $10.65             $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.80              $21.90             $20.06
    End of period                                                          $34.03              $25.80             $21.90
  Accumulation units outstanding
  at the end of period                                                       893                303                3,685

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.84              $12.58             $10.37
    End of period                                                          $13.16              $12.84             $12.58
  Accumulation units outstanding
  at the end of period                                                       301               2,046              21,199


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.66                N/A
    End of period                                                          $10.63              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.54              $13.59             $12.76
    End of period                                                          $15.24              $14.54             $13.59
  Accumulation units outstanding
  at the end of period                                                      5,026              4,117               2,856

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.62              $10.36             $10.27
    End of period                                                          $11.89              $11.62             $10.36
  Accumulation units outstanding
  at the end of period                                                      5,182              7,146               2,667

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.71              $18.46             $17.81
    End of period                                                          $17.21              $19.71             $18.46
  Accumulation units outstanding
  at the end of period                                                       439                395                8,109

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.86              $12.97             $12.57
    End of period                                                          $14.18              $14.86             $12.97
  Accumulation units outstanding
  at the end of period                                                      4,148              3,336               2,723


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.74              $5.39               $5.20
    End of period                                                           $6.42              $5.74               $5.39
  Accumulation units outstanding
  at the end of period                                                      1,736                -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.84              $15.43             $12.62
    End of period                                                          $17.29              $14.84             $15.43
  Accumulation units outstanding
  at the end of period                                                      5,341              6,475              46,867

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.94              $11.83             $10.82
    End of period                                                          $13.98              $12.94             $11.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.77              $12.07             $10.47
    End of period                                                          $14.28              $13.77             $12.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.58              $8.39               $7.68
    End of period                                                           $9.24              $8.58               $8.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,588               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.04              $12.92             $12.93
    End of period                                                          $13.76              $13.04             $12.92
  Accumulation units outstanding
  at the end of period                                                      4,009              8,609               5,293

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.35              $19.25             $17.97
    End of period                                                          $19.31              $21.35             $19.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.44
    End of period                                                            N/A                N/A               $14.70
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.96              $12.03             $12.23
    End of period                                                          $12.50              $12.96             $12.03
  Accumulation units outstanding
  at the end of period                                                       980               12,706              1,576

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.09              $18.23             $17.63
    End of period                                                          $18.49              $20.09             $18.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.11              $7.87               $7.07
    End of period                                                           $7.85              $8.11               $7.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,134               N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1454)

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,784               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.03              $12.45             $11.53
    End of period                                                          $14.93              $14.03             $12.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.95              $10.41             $10.25
    End of period                                                          $11.35              $10.95             $10.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.98              $12.55             $11.76
    End of period                                                          $14.81              $13.98             $12.55
  Accumulation units outstanding
  at the end of period                                                     17,543                -                   -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $10.73             $10.37
    End of period                                                          $12.13              $11.55             $10.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.28              $12.14             $11.74
    End of period                                                          $14.07              $13.28             $12.14
  Accumulation units outstanding
  at the end of period                                                        -                9,852              10,525


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.55              $21.25             $20.45
    End of period                                                          $24.69              $23.55             $21.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $11.01             $10.99
    End of period                                                          $11.47              $11.23             $11.01
  Accumulation units outstanding
  at the end of period                                                      8,753                -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.95              $16.92             $15.88
    End of period                                                          $20.98              $19.95             $16.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.59              $23.98             $22.74
    End of period                                                          $28.55              $26.59             $23.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $34.86              $33.47             $29.18
    End of period                                                          $39.85              $34.86             $33.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.21              $12.99             $12.33
    End of period                                                          $14.96              $15.21             $12.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -
Accumulation Unit Values
Contract with Endorsements - 2.52%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(1153)

  Accumulation unit value:
    Beginning of period                                                    $15.30              $14.07               N/A
    End of period                                                          $12.68              $15.30               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.30              $15.79             $15.44
    End of period                                                          $16.96              $17.30             $15.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1212)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.80               N/A
    End of period                                                          $10.72              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                    $17.08              $16.73             $16.81
    End of period                                                          $17.82              $17.08             $16.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $9.99                N/A
    End of period                                                          $10.36              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $14.43              $11.21             $10.04
    End of period                                                          $15.75              $14.43             $11.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $18.93              $16.95             $15.64
    End of period                                                          $17.98              $18.93             $16.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $15.76              $13.83             $13.79
    End of period                                                          $14.32              $15.76             $13.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                    $11.70              $10.69             $11.35
    End of period                                                          $11.08              $11.70             $10.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.68             $10.76
    End of period                                                          $11.20              $10.79             $10.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(1029)

  Accumulation unit value:
    Beginning of period                                                     $5.61              $4.73                N/A
    End of period                                                           $5.70              $5.61                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                    $10.52              $8.33               $8.86
    End of period                                                          $10.36              $10.52              $8.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                     $9.05              $7.94               $7.81
    End of period                                                           $9.16              $9.05               $7.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                    $16.31              $11.94             $10.86
    End of period                                                          $17.67              $16.31             $11.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.66             $10.07
    End of period                                                          $11.59              $11.05             $10.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                    $17.80              $14.54             $13.40
    End of period                                                          $19.16              $17.80             $14.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.60              $11.74             $11.26
    End of period                                                          $13.45              $13.60             $11.74
  Accumulation units outstanding
  at the end of period                                                      2,278              1,832               1,832

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.43              $9.80
    End of period                                                          $12.37              $10.65             $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $25.77              $21.88             $19.42
    End of period                                                          $33.99              $25.77             $21.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                    $12.83              $12.57             $10.11
    End of period                                                          $13.14              $12.83             $12.57
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                    $14.53              $13.59             $12.47
    End of period                                                          $15.23              $14.53             $13.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                    $11.61              $10.35             $10.08
    End of period                                                          $11.88              $11.61             $10.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                    $19.69              $18.45             $16.99
    End of period                                                          $17.19              $19.69             $18.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                    $14.85              $12.96             $12.38
    End of period                                                          $14.17              $14.85             $12.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                    $14.84              $15.43             $11.86
    End of period                                                          $17.29              $14.84             $15.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                    $12.94              $11.83             $11.09
    End of period                                                          $13.97              $12.94             $11.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.01              $12.44             $11.52
    End of period                                                          $14.92              $14.01             $12.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.41             $10.31
    End of period                                                          $11.34              $10.94             $10.41
  Accumulation units outstanding
  at the end of period                                                      9,872              10,237             10,237

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.96              $12.54             $11.75
    End of period                                                          $14.80              $13.96             $12.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $10.73             $10.50
    End of period                                                          $12.13              $11.55             $10.73
  Accumulation units outstanding
  at the end of period                                                      3,864              4,007               4,007

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.27              $12.13             $11.53
    End of period                                                          $14.06              $13.27             $12.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $23.53              $21.23             $20.68
    End of period                                                          $24.66              $23.53             $21.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $11.21              $11.00             $10.97
    End of period                                                          $11.45              $11.21             $11.00
  Accumulation units outstanding
  at the end of period                                                      2,160              2,240                 -

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                    $26.55              $23.95             $23.00
    End of period                                                          $28.51              $26.55             $23.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $34.82              $33.43             $30.86
    End of period                                                          $39.79              $34.82             $33.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.535%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division(1334)

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,047               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(1354)

  Accumulation unit value:
    Beginning of period                                                    $14.66               N/A                 N/A
    End of period                                                          $13.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,280               N/A                 N/A

JNL/MCM JNL Optimized 5 Division(1377)

  Accumulation unit value:
    Beginning of period                                                    $11.23               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,935               N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1354)

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,251               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(1334)

  Accumulation unit value:
    Beginning of period                                                    $14.86               N/A                 N/A
    End of period                                                          $14.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       557                N/A                 N/A

JNL/S&P Managed Conservative Division(1334)

  Accumulation unit value:
    Beginning of period                                                    $10.98               N/A                 N/A
    End of period                                                          $11.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       740                N/A                 N/A

JNL/S&P Managed Growth Division(1334)

  Accumulation unit value:
    Beginning of period                                                    $14.72               N/A                 N/A
    End of period                                                          $14.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       562                N/A                 N/A

JNL/S&P Managed Moderate Division(1334)

  Accumulation unit value:
    Beginning of period                                                    $11.81               N/A                 N/A
    End of period                                                          $12.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       690                N/A                 N/A

JNL/S&P Managed Moderate Growth Division(1334)

  Accumulation unit value:
    Beginning of period                                                    $13.75               N/A                 N/A
    End of period                                                          $14.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       594                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.545%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.57              $13.03             $11.78
    End of period                                                          $16.66              $15.57             $13.03
  Accumulation units outstanding
  at the end of period                                                     21,384                -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $11.28             $10.65
    End of period                                                          $13.38              $11.86             $11.28
  Accumulation units outstanding
  at the end of period                                                       815               2,760                 -

JNL/AIM Real Estate Division(996)

  Accumulation unit value:
    Beginning of period                                                    $15.30              $11.99               N/A
    End of period                                                          $12.67              $15.30               N/A
  Accumulation units outstanding
  at the end of period                                                     37,459              4,261                N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.57              $12.16             $11.14
    End of period                                                          $14.73              $13.57             $12.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.20              $10.37              $9.56
    End of period                                                          $11.79              $11.20             $10.37
  Accumulation units outstanding
  at the end of period                                                     17,852              5,817                 -

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                    $24.62               N/A                 N/A
    End of period                                                          $26.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,246               N/A                 N/A

JNL/Capital Guardian International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,731               N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.34              $23.87             $22.91
    End of period                                                          $26.03              $24.34             $23.87
  Accumulation units outstanding
  at the end of period                                                      3,299                -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $13.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     59,033               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,406               N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.83              $17.79             $17.07
    End of period                                                          $22.76              $20.83             $17.79
  Accumulation units outstanding
  at the end of period                                                     10,911                -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     822,041              N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                           $9.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     47,671               N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                    $10.98               N/A                 N/A
    End of period                                                          $10.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     169,498              N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                           $9.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     42,801               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.45              $10.85             $11.01
    End of period                                                          $11.39              $12.45             $10.85
  Accumulation units outstanding
  at the end of period                                                     66,065              1,657                 -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.04              $16.69             $16.75
    End of period                                                          $17.77              $17.04             $16.69
  Accumulation units outstanding
  at the end of period                                                     22,640              3,419               2,369

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.64              $11.20             $11.05
    End of period                                                          $12.66              $12.64             $11.20
  Accumulation units outstanding
  at the end of period                                                     13,035              1,643                 -

JNL/Goldman Sachs Short Duration Bond Division(1221)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $10.14               N/A
    End of period                                                          $10.36              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                     69,577                -                  N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.39              $11.19              $9.49
    End of period                                                          $15.71              $14.39             $11.19
  Accumulation units outstanding
  at the end of period                                                     50,468              1,794                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.27              $19.47             $18.49
    End of period                                                          $22.39              $21.27             $19.47
  Accumulation units outstanding
  at the end of period                                                       906                 -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.02              $13.93             $14.02
    End of period                                                          $14.54              $14.02             $13.93
  Accumulation units outstanding
  at the end of period                                                      6,063              2,796                 -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $11.01               N/A                 N/A
    End of period                                                          $13.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     54,372               N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.89              $16.91             $15.59
    End of period                                                          $17.93              $18.89             $16.91
  Accumulation units outstanding
  at the end of period                                                      7,667                -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.72              $13.81             $12.97
    End of period                                                          $14.28              $15.72             $13.81
  Accumulation units outstanding
  at the end of period                                                      6,266                -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1349)

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                           $9.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     85,115               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.67             $11.47
    End of period                                                          $11.06              $11.68             $10.67
  Accumulation units outstanding
  at the end of period                                                     61,418              3,312               3,024

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.67             $10.76
    End of period                                                          $11.18              $10.78             $10.67
  Accumulation units outstanding
  at the end of period                                                     36,424              1,947                 -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.78               N/A                 N/A
    End of period                                                           $5.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     55,003               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.78              $9.75               $9.67
    End of period                                                           $9.69              $10.78              $9.75
  Accumulation units outstanding
  at the end of period                                                      6,381                -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $8.32               $8.92
    End of period                                                          $10.34              $10.51              $8.32
  Accumulation units outstanding
  at the end of period                                                     72,678              5,650               1,469

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $10.01               N/A
    End of period                                                          $10.27              $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                     150,608             15,692               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                     $9.03              $7.93               $7.77
    End of period                                                           $9.14              $9.03               $7.93
  Accumulation units outstanding
  at the end of period                                                     12,061                -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.67              $11.81             $11.20
    End of period                                                          $11.01              $13.67             $11.81
  Accumulation units outstanding
  at the end of period                                                      6,894                -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.28              $11.92             $10.91
    End of period                                                          $17.64              $16.28             $11.92
  Accumulation units outstanding
  at the end of period                                                     193,734             11,015              4,590

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.03              $10.65             $10.04
    End of period                                                          $11.57              $11.03             $10.65
  Accumulation units outstanding
  at the end of period                                                     16,434               737                  -

JNL/MCM Index 5 Division(1309)

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,793               N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.78              $14.52             $13.49
    End of period                                                          $19.13              $17.78             $14.52
  Accumulation units outstanding
  at the end of period                                                     37,539              1,194                83


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.60              $11.74             $10.54
    End of period                                                          $13.44              $13.60             $11.74
  Accumulation units outstanding
  at the end of period                                                    1,454,900            64,612               199

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     117,014              N/A                 N/A

JNL/MCM Nasdaq 25 Division(1092)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $9.38                N/A
    End of period                                                          $12.36              $10.65               N/A
  Accumulation units outstanding
  at the end of period                                                     14,802              1,881                N/A

JNL/MCM NYSE International 25 Division(1336)

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $11.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,902               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.73              $21.85             $20.02
    End of period                                                          $33.93              $25.73             $21.85
  Accumulation units outstanding
  at the end of period                                                     57,138              4,794               1,873

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $12.56             $10.35
    End of period                                                          $13.12              $12.81             $12.56
  Accumulation units outstanding
  at the end of period                                                     60,307              12,505              6,026


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1108)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.44                N/A
    End of period                                                          $10.62              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                     11,821               847                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.52              $13.58             $12.10
    End of period                                                          $15.21              $14.52             $13.58
  Accumulation units outstanding
  at the end of period                                                     23,770               804                  -

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.60              $10.34             $10.26
    End of period                                                          $11.86              $11.60             $10.34
  Accumulation units outstanding
  at the end of period                                                     58,479               589                 668

JNL/MCM S&P SMid 60 Division(1330)

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                           $8.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,351               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.66              $18.42             $17.77
    End of period                                                          $17.16              $19.66             $18.42
  Accumulation units outstanding
  at the end of period                                                     37,026              4,198               3,066

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.83              $12.95             $12.22
    End of period                                                          $14.15              $14.83             $12.95
  Accumulation units outstanding
  at the end of period                                                     33,300              6,102                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.74              $5.38               $5.19
    End of period                                                           $6.41              $5.74               $5.38
  Accumulation units outstanding
  at the end of period                                                     28,233                -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.83              $15.43             $12.61
    End of period                                                          $17.27              $14.83             $15.43
  Accumulation units outstanding
  at the end of period                                                     230,897             12,028              2,929

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.93              $11.83             $11.10
    End of period                                                          $13.96              $12.93             $11.83
  Accumulation units outstanding
  at the end of period                                                     48,576              1,896               1,986

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.75              $12.05             $10.46
    End of period                                                          $14.25              $13.75             $12.05
  Accumulation units outstanding
  at the end of period                                                     18,619              2,136                 -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,930               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.00              $12.88             $12.90
    End of period                                                          $13.71              $13.00             $12.88
  Accumulation units outstanding
  at the end of period                                                     48,125              5,639               3,046

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.40
    End of period                                                            N/A                N/A               $14.65
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $11.99             $12.01
    End of period                                                          $12.46              $12.92             $11.99
  Accumulation units outstanding
  at the end of period                                                     68,209              2,527                 -

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.01              $18.16             $17.57
    End of period                                                          $18.41              $20.01             $18.16
  Accumulation units outstanding
  at the end of period                                                      1,227                -                   -

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division(1468)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,139               N/A                 N/A

JNL/S&P Competitive Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       250                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,793               N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,900               N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.43               N/A                 N/A
    End of period                                                          $10.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     48,589               N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       300                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.99              $12.41             $11.51
    End of period                                                          $14.88              $13.99             $12.41
  Accumulation units outstanding
  at the end of period                                                     50,522                -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.40             $10.17
    End of period                                                          $11.33              $10.94             $10.40
  Accumulation units outstanding
  at the end of period                                                      9,464                -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.93              $12.52             $11.73
    End of period                                                          $14.76              $13.93             $12.52
  Accumulation units outstanding
  at the end of period                                                     212,462               -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.72             $10.32
    End of period                                                          $12.12              $11.54             $10.72
  Accumulation units outstanding
  at the end of period                                                     75,385              5,387                 -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.24              $12.11             $11.51
    End of period                                                          $14.02              $13.24             $12.11
  Accumulation units outstanding
  at the end of period                                                     341,062               -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                    $11.19               N/A                 N/A
    End of period                                                          $11.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       392                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                    $10.79               N/A                 N/A
    End of period                                                          $10.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,779               N/A                 N/A

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       300                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.46              $21.17             $20.96
    End of period                                                          $24.58              $23.46             $21.17
  Accumulation units outstanding
  at the end of period                                                     20,777               696                2,894


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.97             $10.95
    End of period                                                          $11.41              $11.18             $10.97
  Accumulation units outstanding
  at the end of period                                                     216,523               -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.92              $16.90             $15.86
    End of period                                                          $20.94              $19.92             $16.90
  Accumulation units outstanding
  at the end of period                                                     22,021              3,165                 -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.48              $23.89             $22.66
    End of period                                                          $28.42              $26.48             $23.89
  Accumulation units outstanding
  at the end of period                                                     13,337                -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $34.72              $33.35             $29.08
    End of period                                                          $39.67              $34.72             $33.35
  Accumulation units outstanding
  at the end of period                                                     15,370                -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.17              $12.97             $12.31
    End of period                                                          $14.92              $15.17             $12.97
  Accumulation units outstanding
  at the end of period                                                     42,038                -                   -
Accumulation Unit Values
Contract with Endorsements - 2.55%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.56              $13.02             $12.37
    End of period                                                          $16.65              $15.56             $13.02
  Accumulation units outstanding
  at the end of period                                                      1,793              1,818                581

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.27             $10.65
    End of period                                                          $13.37              $11.85             $11.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.29              $11.50             $10.73
    End of period                                                          $12.67              $15.29             $11.50
  Accumulation units outstanding
  at the end of period                                                      7,174              10,170              4,326

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.57              $12.16             $11.14
    End of period                                                          $14.73              $13.57             $12.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.59              $17.19             $15.52
    End of period                                                          $19.03              $17.59             $17.19
  Accumulation units outstanding
  at the end of period                                                        -                 128                  -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.03
    End of period                                                            N/A                N/A                $9.37
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.21              $10.38              $9.86
    End of period                                                          $11.79              $11.21             $10.38
  Accumulation units outstanding
  at the end of period                                                       99                  97                 98

JNL/Capital Guardian Global Diversified Research Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.80              $20.64             $19.60
    End of period                                                          $26.81              $22.80             $20.64
  Accumulation units outstanding
  at the end of period                                                       178                179                 998

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.32              $23.85             $22.44
    End of period                                                          $26.02              $24.32             $23.85
  Accumulation units outstanding
  at the end of period                                                       157                157                 858

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $12.07               N/A                 N/A
    End of period                                                          $13.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,040               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.26              $15.76             $15.42
    End of period                                                          $16.92              $17.26             $15.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.82              $17.78             $17.79
    End of period                                                          $22.74              $20.82             $17.78
  Accumulation units outstanding
  at the end of period                                                      2,025               961                 536

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,845               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1200)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.66               N/A
    End of period                                                          $10.72              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                     24,121              1,837                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.45              $10.85             $10.58
    End of period                                                          $11.39              $12.45             $10.85
  Accumulation units outstanding
  at the end of period                                                      3,698              5,083               2,667

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.02              $16.68             $16.74
    End of period                                                          $17.75              $17.02             $16.68
  Accumulation units outstanding
  at the end of period                                                     19,263              13,811             10,077

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $11.20             $10.96
    End of period                                                          $12.66              $12.63             $11.20
  Accumulation units outstanding
  at the end of period                                                      2,653              1,562               1,581

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.39              $11.18              $9.49
    End of period                                                          $15.70              $14.39             $11.18
  Accumulation units outstanding
  at the end of period                                                      1,234              2,193                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.26              $19.46             $18.58
    End of period                                                          $22.37              $21.26             $19.46
  Accumulation units outstanding
  at the end of period                                                      2,520              2,787               3,492

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.00              $13.91             $13.98
    End of period                                                          $14.52              $14.00             $13.91
  Accumulation units outstanding
  at the end of period                                                       208                401                4,947

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $11.74               N/A                 N/A
    End of period                                                          $13.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,601               N/A                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.88              $16.91             $16.07
    End of period                                                          $17.93              $18.88             $16.91
  Accumulation units outstanding
  at the end of period                                                      9,735              10,118              5,938

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.72              $13.80             $13.73
    End of period                                                          $14.27              $15.72             $13.80
  Accumulation units outstanding
  at the end of period                                                      3,636              3,638               3,523

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $10.67             $11.47
    End of period                                                          $11.06              $11.67             $10.67
  Accumulation units outstanding
  at the end of period                                                     12,649              16,227             18,800

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.67             $10.72
    End of period                                                          $11.18              $10.78             $10.67
  Accumulation units outstanding
  at the end of period                                                     12,041              8,262               5,406

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.57              $4.20               $4.21
    End of period                                                           $5.67              $5.57               $4.20
  Accumulation units outstanding
  at the end of period                                                      7,534              6,341                 -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $8.31               $8.91
    End of period                                                          $10.34              $10.50              $8.31
  Accumulation units outstanding
  at the end of period                                                     17,319              23,240             24,714

JNL/MCM Dow Dividend Division(1102)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $10.39               N/A
    End of period                                                          $10.27              $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                      8,165              5,770                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.03              $7.93               $7.93
    End of period                                                           $9.13              $9.03               $7.93
  Accumulation units outstanding
  at the end of period                                                       964               1,126               1,287

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.66              $11.80             $11.32
    End of period                                                          $11.00              $13.66             $11.80
  Accumulation units outstanding
  at the end of period                                                       602                587                 665

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.28              $11.92             $10.90
    End of period                                                          $17.63              $16.28             $11.92
  Accumulation units outstanding
  at the end of period                                                     27,135              33,073             29,991

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.63             $10.21
    End of period                                                          $11.54              $11.01             $10.63
  Accumulation units outstanding
  at the end of period                                                      2,036               876                6,527

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.78              $14.52             $13.49
    End of period                                                          $19.13              $17.78             $14.52
  Accumulation units outstanding
  at the end of period                                                      8,742              7,698               6,112


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.59              $11.74             $11.26
    End of period                                                          $13.44              $13.59             $11.74
  Accumulation units outstanding
  at the end of period                                                     209,107            236,892             160,257

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                    $12.67               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,151               N/A                 N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.43             $10.16
    End of period                                                          $12.36              $10.65             $10.43
  Accumulation units outstanding
  at the end of period                                                      9,114              7,885               5,751

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.72              $21.84             $20.02
    End of period                                                          $33.91              $25.72             $21.84
  Accumulation units outstanding
  at the end of period                                                      7,891              12,178              9,804

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $12.55             $10.35
    End of period                                                          $13.11              $12.81             $12.55
  Accumulation units outstanding
  at the end of period                                                     16,665              20,367             22,665


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.51              $13.57             $12.75
    End of period                                                          $15.20              $14.51             $13.57
  Accumulation units outstanding
  at the end of period                                                      6,351              7,405               5,516

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.60              $10.34             $10.26
    End of period                                                          $11.86              $11.60             $10.34
  Accumulation units outstanding
  at the end of period                                                      7,209              8,496               5,987

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                                                     $9.42               N/A                 N/A
    End of period                                                           $8.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,078               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.66              $18.42             $17.77
    End of period                                                          $17.16              $19.66             $18.42
  Accumulation units outstanding
  at the end of period                                                     11,257              14,578             12,487

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.83              $12.95             $12.55
    End of period                                                          $14.15              $14.83             $12.95
  Accumulation units outstanding
  at the end of period                                                      7,974              7,887               5,506


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.73              $5.37               $5.14
    End of period                                                           $6.39              $5.73               $5.37
  Accumulation units outstanding
  at the end of period                                                     10,031              2,345               2,432

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.83              $15.43             $12.61
    End of period                                                          $17.27              $14.83             $15.43
  Accumulation units outstanding
  at the end of period                                                     47,577              46,885             31,246

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.93              $11.82             $11.34
    End of period                                                          $13.96              $12.93             $11.82
  Accumulation units outstanding
  at the end of period                                                     22,013              22,607             17,039

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.74              $12.05             $10.80
    End of period                                                          $14.24              $13.74             $12.05
  Accumulation units outstanding
  at the end of period                                                      2,007              2,018               2,030

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.56              $8.37               $7.67
    End of period                                                           $9.21              $8.56               $8.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.99              $12.88             $12.90
    End of period                                                          $13.71              $12.99             $12.88
  Accumulation units outstanding
  at the end of period                                                     25,625              19,624             17,613

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.25              $19.16             $17.90
    End of period                                                          $19.21              $21.25             $19.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.40
    End of period                                                            N/A                N/A               $14.65
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $11.99             $12.19
    End of period                                                          $12.45              $12.92             $11.99
  Accumulation units outstanding
  at the end of period                                                      6,196              5,777               4,765

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.00              $18.15             $17.56
    End of period                                                          $18.40              $20.00             $18.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.09              $7.85               $7.06
    End of period                                                           $7.83              $8.09               $7.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.98              $12.41             $11.50
    End of period                                                          $14.88              $13.98             $12.41
  Accumulation units outstanding
  at the end of period                                                       758                 -                   -

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.40             $10.18
    End of period                                                          $11.33              $10.94             $10.40
  Accumulation units outstanding
  at the end of period                                                      1,376              2,803               1,194

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.93              $12.51             $11.95
    End of period                                                          $14.76              $13.93             $12.51
  Accumulation units outstanding
  at the end of period                                                     12,736              7,565               4,206

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.72             $10.50
    End of period                                                          $12.12              $11.54             $10.72
  Accumulation units outstanding
  at the end of period                                                      4,223              4,015                984

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.24              $12.10             $11.71
    End of period                                                          $14.02              $13.24             $12.10
  Accumulation units outstanding
  at the end of period                                                     80,179              78,552             62,385


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.46              $21.17             $20.96
    End of period                                                          $24.58              $23.46             $21.17
  Accumulation units outstanding
  at the end of period                                                      2,182              1,268               1,193


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.17              $10.96             $10.94
    End of period                                                          $11.41              $11.17             $10.96
  Accumulation units outstanding
  at the end of period                                                       471                451                  -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.92              $16.90             $15.86
    End of period                                                          $20.94              $19.92             $16.90
  Accumulation units outstanding
  at the end of period                                                       668                404                  -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.47              $23.88             $22.76
    End of period                                                          $28.41              $26.47             $23.88
  Accumulation units outstanding
  at the end of period                                                      2,833              2,869               2,844

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.70              $33.33             $29.81
    End of period                                                          $39.65              $34.70             $33.33
  Accumulation units outstanding
  at the end of period                                                      4,063              2,549               2,212

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.18              $12.97             $12.72
    End of period                                                          $14.92              $15.18             $12.97
  Accumulation units outstanding
  at the end of period                                                     10,421              12,309             13,060
Accumulation Unit Values
Contract with Endorsements - 2.56%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.54              $13.01             $12.36
    End of period                                                          $16.63              $15.54             $13.01
  Accumulation units outstanding
  at the end of period                                                     17,351              12,765              6,890

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.27             $10.79
    End of period                                                          $13.37              $11.85             $11.27
  Accumulation units outstanding
  at the end of period                                                     34,663              3,463               2,116

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.29              $11.50             $11.52
    End of period                                                          $12.67              $15.29             $11.50
  Accumulation units outstanding
  at the end of period                                                      5,535              20,697              4,843

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.56              $12.15             $11.13
    End of period                                                          $14.72              $13.56             $12.15
  Accumulation units outstanding
  at the end of period                                                       722                 -                   -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.57              $17.17             $15.66
    End of period                                                          $19.01              $17.57             $17.17
  Accumulation units outstanding
  at the end of period                                                        -                  29                 29


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $9.02
    End of period                                                            N/A                N/A                $9.36
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.36              $9.85
    End of period                                                          $11.78              $11.19             $10.36
  Accumulation units outstanding
  at the end of period                                                     41,833              3,814               3,115

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                    $22.77              $20.62             $18.93
    End of period                                                          $26.78              $22.77             $20.62
  Accumulation units outstanding
  at the end of period                                                      1,822               764                  -

JNL/Capital Guardian International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,019               N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.30              $23.83             $22.42
    End of period                                                          $25.98              $24.30             $23.83
  Accumulation units outstanding
  at the end of period                                                      2,018              3,249               5,494

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $13.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,446               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.38               N/A                 N/A
    End of period                                                          $10.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,169               N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.23              $15.73             $15.55
    End of period                                                          $16.89              $17.23             $15.73
  Accumulation units outstanding
  at the end of period                                                       77                 692                 77

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.80              $17.77             $17.78
    End of period                                                          $22.72              $20.80             $17.77
  Accumulation units outstanding
  at the end of period                                                     14,642              3,908               1,243

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     53,212               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1160)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.29               N/A
    End of period                                                          $10.71              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                      4,990              2,219                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                           $9.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,471               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.44              $10.84             $10.93
    End of period                                                          $11.38              $12.44             $10.84
  Accumulation units outstanding
  at the end of period                                                       479               6,256                524

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.01              $16.66             $16.73
    End of period                                                          $17.73              $17.01             $16.66
  Accumulation units outstanding
  at the end of period                                                     44,812              30,723             26,397

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $11.20             $10.77
    End of period                                                          $12.66              $12.63             $11.20
  Accumulation units outstanding
  at the end of period                                                       490               18,915              5,524

JNL/Goldman Sachs Short Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                                                    $10.14              $9.99                N/A
    End of period                                                          $10.35              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                     23,829              3,388                N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.38              $11.17              $9.99
    End of period                                                          $15.69              $14.38             $11.17
  Accumulation units outstanding
  at the end of period                                                     35,198              41,489             26,327


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.24              $19.44             $18.56
    End of period                                                          $22.34              $21.24             $19.44
  Accumulation units outstanding
  at the end of period                                                      1,238              3,325               4,064

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.99              $13.90             $13.97
    End of period                                                          $14.51              $13.99             $13.90
  Accumulation units outstanding
  at the end of period                                                     18,100              3,192               3,155

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.13               N/A
    End of period                                                          $13.88              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                     19,242              1,288                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.87              $16.89             $16.06
    End of period                                                          $17.91              $18.87             $16.89
  Accumulation units outstanding
  at the end of period                                                     18,600              6,665               6,324

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.70              $13.79             $13.72
    End of period                                                          $14.26              $15.70             $13.79
  Accumulation units outstanding
  at the end of period                                                      5,434              12,758             19,487

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $10.66             $11.46
    End of period                                                          $11.05              $11.67             $10.66
  Accumulation units outstanding
  at the end of period                                                     92,150             117,754             92,303

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.66             $10.72
    End of period                                                          $11.17              $10.77             $10.66
  Accumulation units outstanding
  at the end of period                                                     36,678              38,820             29,394

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.59              $4.21               $4.21
    End of period                                                           $5.69              $5.59               $4.21
  Accumulation units outstanding
  at the end of period                                                     55,653              63,747                -

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $9.74               $9.32
    End of period                                                           $9.67              $10.77              $9.74
  Accumulation units outstanding
  at the end of period                                                       393                393                 394

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.49              $8.31               $8.91
    End of period                                                          $10.33              $10.49              $8.31
  Accumulation units outstanding
  at the end of period                                                     117,853            167,993             100,520

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $10.04               N/A
    End of period                                                          $10.26              $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                     24,301              55,205               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.02              $7.92               $7.93
    End of period                                                           $9.13              $9.02               $7.92
  Accumulation units outstanding
  at the end of period                                                      2,946              3,386               1,882

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.65              $11.80             $11.18
    End of period                                                          $10.99              $13.65             $11.80
  Accumulation units outstanding
  at the end of period                                                      1,654              1,851               1,063

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.26              $11.91             $10.90
    End of period                                                          $17.61              $16.26             $11.91
  Accumulation units outstanding
  at the end of period                                                     126,774            170,581             95,142

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.02              $10.64             $10.21
    End of period                                                          $11.55              $11.02             $10.64
  Accumulation units outstanding
  at the end of period                                                     25,410              12,511             46,733

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.77              $14.51             $13.48
    End of period                                                          $19.12              $17.77             $14.51
  Accumulation units outstanding
  at the end of period                                                     41,677              42,766             30,661


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.59              $11.73             $11.26
    End of period                                                          $13.44              $13.59             $11.73
  Accumulation units outstanding
  at the end of period                                                     409,141            485,288             418,697

JNL/MCM JNL Optimized 5 Division(1098)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $9.16                N/A
    End of period                                                          $11.79              $10.65               N/A
  Accumulation units outstanding
  at the end of period                                                     22,957              10,208               N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.42             $10.16
    End of period                                                          $12.35              $10.64             $10.42
  Accumulation units outstanding
  at the end of period                                                      5,551              4,311               2,532

JNL/MCM NYSE International 25 Division(1321)

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $11.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       900                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.70              $21.83             $20.00
    End of period                                                          $33.88              $25.70             $21.83
  Accumulation units outstanding
  at the end of period                                                     19,391              27,142              9,294

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.80              $12.54             $10.34
    End of period                                                          $13.10              $12.80             $12.54
  Accumulation units outstanding
  at the end of period                                                     98,013             146,786             153,732


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1104)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.68                N/A
    End of period                                                          $10.62              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.51              $13.57             $12.74
    End of period                                                          $15.19              $14.51             $13.57
  Accumulation units outstanding
  at the end of period                                                     28,681              32,895             24,716

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.59              $10.33             $10.25
    End of period                                                          $11.85              $11.59             $10.33
  Accumulation units outstanding
  at the end of period                                                     78,069              83,852             61,440

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.64              $18.40             $17.76
    End of period                                                          $17.14              $19.64             $18.40
  Accumulation units outstanding
  at the end of period                                                     58,097              70,505             55,931

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.82              $12.94             $12.55
    End of period                                                          $14.14              $14.82             $12.94
  Accumulation units outstanding
  at the end of period                                                     25,744              29,276             22,608


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.73              $5.38               $5.15
    End of period                                                           $6.40              $5.73               $5.38
  Accumulation units outstanding
  at the end of period                                                     79,184              19,515              8,912

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.83              $15.42             $12.61
    End of period                                                          $17.27              $14.83             $15.42
  Accumulation units outstanding
  at the end of period                                                     64,620              90,418             115,829

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.93              $11.82             $11.35
    End of period                                                          $13.96              $12.93             $11.82
  Accumulation units outstanding
  at the end of period                                                     48,181              97,796             81,789

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $12.05             $10.80
    End of period                                                          $14.23              $13.73             $12.05
  Accumulation units outstanding
  at the end of period                                                      4,373              19,892             13,793

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.56              $8.37               $7.64
    End of period                                                           $9.21              $8.56               $8.37
  Accumulation units outstanding
  at the end of period                                                        -                15,393             18,746

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,226               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.98              $12.87             $12.89
    End of period                                                          $13.69              $12.98             $12.87
  Accumulation units outstanding
  at the end of period                                                     32,973              22,422              8,475

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.22              $19.14             $17.88
    End of period                                                          $19.19              $21.22             $19.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.38
    End of period                                                            N/A                N/A               $14.62
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.91              $11.98             $12.19
    End of period                                                          $12.44              $12.91             $11.98
  Accumulation units outstanding
  at the end of period                                                     13,667              18,715             15,387

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.98              $18.13             $17.54
    End of period                                                          $18.37              $19.98             $18.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.09              $7.85               $7.05
    End of period                                                           $7.82              $8.09               $7.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,631               N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,370               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.97              $12.40             $11.74
    End of period                                                          $14.86              $13.97             $12.40
  Accumulation units outstanding
  at the end of period                                                     10,758              11,391              4,288

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.93              $10.40             $10.24
    End of period                                                          $11.33              $10.93             $10.40
  Accumulation units outstanding
  at the end of period                                                     26,001              2,590                 -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.91              $12.51             $11.94
    End of period                                                          $14.74              $13.91             $12.51
  Accumulation units outstanding
  at the end of period                                                     155,307            224,781             156,810

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.72             $10.50
    End of period                                                          $12.11              $11.54             $10.72
  Accumulation units outstanding
  at the end of period                                                     79,544              86,814             68,716

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $12.09             $11.70
    End of period                                                          $14.00              $13.22             $12.09
  Accumulation units outstanding
  at the end of period                                                     182,666            235,793             204,465


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,687               N/A                 N/A

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,058               N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.42              $21.14             $20.93
    End of period                                                          $24.53              $23.42             $21.14
  Accumulation units outstanding
  at the end of period                                                     25,876              3,438               3,349


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.16              $10.95             $10.93
    End of period                                                          $11.39              $11.16             $10.95
  Accumulation units outstanding
  at the end of period                                                     38,737              7,468               5,389

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.91              $16.89             $16.58
    End of period                                                          $20.93              $19.91             $16.89
  Accumulation units outstanding
  at the end of period                                                     23,164              8,890                907

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.43              $23.85             $22.73
    End of period                                                          $28.37              $26.43             $23.85
  Accumulation units outstanding
  at the end of period                                                      7,943              1,020                359

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.66              $33.29             $29.78
    End of period                                                          $39.60              $34.66             $33.29
  Accumulation units outstanding
  at the end of period                                                     12,702              7,160               4,946

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.16              $12.96             $12.71
    End of period                                                          $14.90              $15.16             $12.96
  Accumulation units outstanding
  at the end of period                                                     19,165              1,653               4,165
Accumulation Unit Values
Contract with Endorsements - 2.57%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.52              $15.10             $11.76
    End of period                                                          $16.61              $15.52             $12.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.84              $11.69             $10.64
    End of period                                                          $13.36              $11.84             $11.27
  Accumulation units outstanding
  at the end of period                                                        -                 622                  -

JNL/AIM Real Estate Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $15.29              $12.66               N/A
    End of period                                                          $12.66              $15.29               N/A
  Accumulation units outstanding
  at the end of period                                                       354                237                 N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.55              $12.15             $11.13
    End of period                                                          $14.71              $13.55             $12.15
  Accumulation units outstanding
  at the end of period                                                       477                 -                   -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.36              $9.54
    End of period                                                          $11.77              $11.18             $10.36
  Accumulation units outstanding
  at the end of period                                                       161                 -                   -

JNL/Capital Guardian Global Diversified Research Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $22.75              $22.78               N/A
    End of period                                                          $26.74              $22.75               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $12.24               N/A                 N/A
    End of period                                                          $13.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       78                 N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $20.77              $20.41               N/A
    End of period                                                          $22.69              $20.77               N/A
  Accumulation units outstanding
  at the end of period                                                       425                 -                  N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.51               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,853               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                           $9.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       91                 N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                    $11.20               N/A                 N/A
    End of period                                                          $10.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,311               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                           $9.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,918               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $12.44              $12.01               N/A
    End of period                                                          $11.38              $12.44               N/A
  Accumulation units outstanding
  at the end of period                                                       753                365                 N/A

JNL/Goldman Sachs Core Plus Bond Division(1079)

  Accumulation unit value:
    Beginning of period                                                    $16.98              $16.40               N/A
    End of period                                                          $17.71              $16.98               N/A
  Accumulation units outstanding
  at the end of period                                                      6,012              6,286                N/A

JNL/Goldman Sachs Mid Cap Value Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $11.91               N/A
    End of period                                                          $12.65              $12.63               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 360                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.36              $13.34              $9.47
    End of period                                                          $15.67              $14.36             $11.16
  Accumulation units outstanding
  at the end of period                                                      6,315               953                  -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(1068)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.98              $13.56             $13.99
    End of period                                                          $14.49              $13.98             $13.90
  Accumulation units outstanding
  at the end of period                                                        -                 651                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $12.34               N/A                 N/A
    End of period                                                          $13.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       644                N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.85              $16.88             $15.56
    End of period                                                          $17.89              $18.85             $16.88
  Accumulation units outstanding
  at the end of period                                                       486                 -                   -

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.65              $10.65             $10.61
    End of period                                                          $11.03              $11.65             $10.65
  Accumulation units outstanding
  at the end of period                                                      2,243              2,257               1,905

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.66             $10.75
    End of period                                                          $11.17              $10.77             $10.66
  Accumulation units outstanding
  at the end of period                                                      6,996                -                   -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $6.36               N/A                 N/A
    End of period                                                           $5.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,282               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(1084)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $8.84                N/A
    End of period                                                          $10.32              $10.48               N/A
  Accumulation units outstanding
  at the end of period                                                       400                858                 N/A

JNL/MCM Dow Dividend Division(1044)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $10.12               N/A
    End of period                                                          $10.26              $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                       366                368                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.64              $11.79             $11.19
    End of period                                                          $10.98              $13.64             $11.79
  Accumulation units outstanding
  at the end of period                                                       541                 -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.25              $11.90             $11.41
    End of period                                                          $17.59              $16.25             $11.90
  Accumulation units outstanding
  at the end of period                                                      4,259              3,911               1,771

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.76              $14.51             $12.81
    End of period                                                          $19.10              $17.76             $14.51
  Accumulation units outstanding
  at the end of period                                                      4,008                -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.59              $11.73             $11.26
    End of period                                                          $13.43              $13.59             $11.73
  Accumulation units outstanding
  at the end of period                                                     92,662              54,314              3,680

JNL/MCM JNL Optimized 5 Division(1219)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.55               N/A
    End of period                                                          $11.79              $10.65               N/A
  Accumulation units outstanding
  at the end of period                                                      6,792              7,424                N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $11.14               N/A                 N/A
    End of period                                                          $12.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       645                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.68              $21.81             $16.53
    End of period                                                          $33.84              $25.68             $21.81
  Accumulation units outstanding
  at the end of period                                                       403                 -                   -

JNL/MCM S&P 10 Division(1084)

  Accumulation unit value:
    Beginning of period                                                    $12.78              $12.74               N/A
    End of period                                                          $13.08              $12.78               N/A
  Accumulation units outstanding
  at the end of period                                                       334                690                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.50              $13.56             $12.09
    End of period                                                          $15.18              $14.50             $13.56
  Accumulation units outstanding
  at the end of period                                                      5,725               160                  -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.59              $10.33             $10.02
    End of period                                                          $11.84              $11.59             $10.33
  Accumulation units outstanding
  at the end of period                                                      7,646                -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(1166)

  Accumulation unit value:
    Beginning of period                                                    $19.62              $17.90               N/A
    End of period                                                          $17.12              $19.62               N/A
  Accumulation units outstanding
  at the end of period                                                       225                226                 N/A

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.81              $12.94             $12.21
    End of period                                                          $14.13              $14.81             $12.94
  Accumulation units outstanding
  at the end of period                                                      5,224               308                  -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.82              $15.42             $12.61
    End of period                                                          $17.26              $14.82             $15.42
  Accumulation units outstanding
  at the end of period                                                      9,560              4,235               2,953

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $13.13             $10.45
    End of period                                                          $14.22              $13.73             $12.04
  Accumulation units outstanding
  at the end of period                                                       89                 562                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.86             $12.90
    End of period                                                          $13.68              $12.97             $12.86
  Accumulation units outstanding
  at the end of period                                                       149                701                  -

JNL/PPM America Core Equity Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $21.20              $19.89               N/A
    End of period                                                          $19.16              $21.20               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.36
    End of period                                                            N/A                N/A               $14.61
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.89              $12.20             $11.99
    End of period                                                          $12.42              $12.89             $11.97
  Accumulation units outstanding
  at the end of period                                                       704                991                  -

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,549               N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.96              $12.39             $11.49
    End of period                                                          $14.85              $13.96             $12.39
  Accumulation units outstanding
  at the end of period                                                      5,168              5,649                 -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.90              $12.50             $11.71
    End of period                                                          $14.73              $13.90             $12.50
  Accumulation units outstanding
  at the end of period                                                      9,926                -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $11.65               N/A                 N/A
    End of period                                                          $12.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,504               N/A                 N/A

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.21              $12.08             $11.70
    End of period                                                          $13.99              $13.21             $12.08
  Accumulation units outstanding
  at the end of period                                                     14,605              2,890               1,727


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(1126)

  Accumulation unit value:
    Beginning of period                                                    $23.39              $21.78               N/A
    End of period                                                          $24.50              $23.39               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 158                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.94             $10.92
    End of period                                                          $11.38              $11.15             $10.94
  Accumulation units outstanding
  at the end of period                                                     27,344                -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.90              $18.37             $15.85
    End of period                                                          $20.91              $19.90             $16.89
  Accumulation units outstanding
  at the end of period                                                       214                496                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.40              $24.55             $22.61
    End of period                                                          $28.33              $26.40             $23.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $34.62              $35.05             $29.01
    End of period                                                          $39.54              $34.62             $33.26
  Accumulation units outstanding
  at the end of period                                                       258                 -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.15              $13.94             $12.29
    End of period                                                          $14.89              $15.15             $12.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -
Accumulation Unit Values
Contract with Endorsements - 2.595%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(987)

  Accumulation unit value:
    Beginning of period                                                    $15.48              $13.60               N/A
    End of period                                                          $16.56              $15.48               N/A
  Accumulation units outstanding
  at the end of period                                                       511                 -                  N/A

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $11.25             $10.63
    End of period                                                          $13.34              $11.83             $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.28              $11.50             $10.82
    End of period                                                          $12.65              $15.28             $11.50
  Accumulation units outstanding
  at the end of period                                                      1,088                -                   -

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $8.36
    End of period                                                            N/A                N/A                $8.36
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                    $27.52               N/A                 N/A
    End of period                                                          $26.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       315                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.49               N/A                 N/A
    End of period                                                          $13.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,482               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.17              $15.68             $15.35
    End of period                                                          $16.82              $17.17             $15.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                    $20.72              $17.71             $16.46
    End of period                                                          $22.63              $20.72             $17.71
  Accumulation units outstanding
  at the end of period                                                       290                 -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A                 N/A
    End of period                                                           $9.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,639               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1185)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.54               N/A
    End of period                                                          $10.71              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                      4,940                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       642                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.44              $10.84             $10.85
    End of period                                                          $11.37              $12.44             $10.84
  Accumulation units outstanding
  at the end of period                                                       502                 -                   -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.94              $16.60             $16.58
    End of period                                                          $17.66              $16.94             $16.60
  Accumulation units outstanding
  at the end of period                                                       121                 -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.63              $11.20             $11.10
    End of period                                                          $12.64              $12.63             $11.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division(1119)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $10.00               N/A
    End of period                                                          $10.35              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.33              $11.14              $9.46
    End of period                                                          $15.63              $14.33             $11.14
  Accumulation units outstanding
  at the end of period                                                      1,572                -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.94              $13.85             $13.96
    End of period                                                          $14.44              $13.94             $13.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $13.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,159               N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.81              $16.87             $15.53
    End of period                                                          $17.85              $18.81             $16.87
  Accumulation units outstanding
  at the end of period                                                       105                 -                   -

JNL/Lazard Small Cap Value Division(1185)

  Accumulation unit value:
    Beginning of period                                                    $15.65              $14.89               N/A
    End of period                                                          $14.21              $15.65               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1404)

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                           $9.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,885               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.64              $10.64             $11.44
    End of period                                                          $11.02              $11.64             $10.64
  Accumulation units outstanding
  at the end of period                                                      2,560              2,560                868

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.65             $10.76
    End of period                                                          $11.15              $10.75             $10.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.74              $9.72               $9.78
    End of period                                                           $9.64              $10.74              $9.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $8.29               $8.89
    End of period                                                          $10.30              $10.47              $8.29
  Accumulation units outstanding
  at the end of period                                                      3,210              3,210               1,121

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $10.12               N/A
    End of period                                                          $10.26              $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                      1,401                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.00              $7.91               $7.68
    End of period                                                           $9.10              $9.00               $7.91
  Accumulation units outstanding
  at the end of period                                                      1,594                -                   -

JNL/MCM Financial Sector Division(987)

  Accumulation unit value:
    Beginning of period                                                    $13.61              $12.13               N/A
    End of period                                                          $10.96              $13.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.22              $11.88             $10.87
    End of period                                                          $17.56              $16.22             $11.88
  Accumulation units outstanding
  at the end of period                                                      2,751              2,233                803

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $10.61             $10.01
    End of period                                                          $11.51              $10.99             $10.61
  Accumulation units outstanding
  at the end of period                                                       411                 -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.74              $14.49             $12.80
    End of period                                                          $19.08              $17.74             $14.49
  Accumulation units outstanding
  at the end of period                                                      1,578                -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.58              $11.73             $11.25
    End of period                                                          $13.42              $13.58             $11.73
  Accumulation units outstanding
  at the end of period                                                     29,315              16,042             14,007

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $11.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       730                N/A                 N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.42             $10.51
    End of period                                                          $12.34              $10.63             $10.42
  Accumulation units outstanding
  at the end of period                                                      2,755                -                   -

JNL/MCM NYSE International 25 Division(1423)

  Accumulation unit value:
    Beginning of period                                                    $11.33               N/A                 N/A
    End of period                                                          $11.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,059               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.63              $21.78             $16.51
    End of period                                                          $33.78              $25.63             $21.78
  Accumulation units outstanding
  at the end of period                                                       860                 -                   -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.76              $12.51             $10.32
    End of period                                                          $13.06              $12.76             $12.51
  Accumulation units outstanding
  at the end of period                                                      2,162              2,162                757


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.48              $13.55             $12.08
    End of period                                                          $15.16              $14.48             $13.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.32             $10.01
    End of period                                                          $11.83              $11.57             $10.32
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division(1369)

  Accumulation unit value:
    Beginning of period                                                     $9.29               N/A                 N/A
    End of period                                                           $8.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       828                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.59              $18.36             $17.72
    End of period                                                          $17.09              $19.59             $18.36
  Accumulation units outstanding
  at the end of period                                                      1,517              1,517                518

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.80              $12.92             $12.20
    End of period                                                          $14.11              $14.80             $12.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.52               N/A                 N/A
    End of period                                                           $6.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,807               N/A                 N/A

JNL/MCM Value Line 30 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.82              $15.42             $11.33
    End of period                                                          $17.25              $14.82             $15.42
  Accumulation units outstanding
  at the end of period                                                       780                 -                   -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $11.82             $10.81
    End of period                                                          $13.94              $12.92             $11.82
  Accumulation units outstanding
  at the end of period                                                       965                 -                   -

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $13.71              $12.03             $11.53
    End of period                                                          $14.20              $13.71             $12.03
  Accumulation units outstanding
  at the end of period                                                      1,714                -                   -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.94              $12.83             $12.88
    End of period                                                          $13.64              $12.94             $12.83
  Accumulation units outstanding
  at the end of period                                                      1,189                -                   -

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.31
    End of period                                                            N/A                N/A               $14.31
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.86              $11.94             $11.96
    End of period                                                          $12.39              $12.86             $11.94
  Accumulation units outstanding
  at the end of period                                                       158                 -                   -

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division(1085)

  Accumulation unit value:
    Beginning of period                                                     $8.07              $7.67                N/A
    End of period                                                           $7.80              $8.07                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.93              $12.37             $11.47
    End of period                                                          $14.81              $13.93             $12.37
  Accumulation units outstanding
  at the end of period                                                      1,066                -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.93              $10.40             $10.17
    End of period                                                          $11.31              $10.93             $10.40
  Accumulation units outstanding
  at the end of period                                                      2,881                -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.87              $12.47             $11.69
    End of period                                                          $14.69              $13.87             $12.47
  Accumulation units outstanding
  at the end of period                                                      1,078                -                   -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.72             $10.37
    End of period                                                          $12.10              $11.53             $10.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.18              $12.06             $11.47
    End of period                                                          $13.95              $13.18             $12.06
  Accumulation units outstanding
  at the end of period                                                     26,190                -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.32              $21.06             $20.28
    End of period                                                          $24.42              $23.32             $21.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.11              $10.91             $10.88
    End of period                                                          $11.34              $11.11             $10.91
  Accumulation units outstanding
  at the end of period                                                       492                131                3,098

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.88              $16.87             $15.85
    End of period                                                          $20.89              $19.88             $16.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.32              $23.76             $22.55
    End of period                                                          $28.24              $26.32             $23.76
  Accumulation units outstanding
  at the end of period                                                       233                 -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $34.52              $33.24             $28.94
    End of period                                                          $39.43              $34.52             $33.24
  Accumulation units outstanding
  at the end of period                                                       58                  -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.12              $12.93             $12.28
    End of period                                                          $14.86              $15.12             $12.93
  Accumulation units outstanding
  at the end of period                                                       405                 -                   -
Accumulation Unit Values
Contract with Endorsements - 2.60%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.47              $12.95             $11.72
    End of period                                                          $16.55              $15.47             $12.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $11.25             $10.77
    End of period                                                          $13.33              $11.82             $11.25
  Accumulation units outstanding
  at the end of period                                                      7,359              7,499               7,546

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.28              $11.50             $10.62
    End of period                                                          $12.65              $15.28             $11.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.53              $12.13             $11.12
    End of period                                                          $14.68              $13.53             $12.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.49              $17.10             $15.44
    End of period                                                          $18.92              $17.49             $17.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $8.85
    End of period                                                            N/A                N/A                $9.33
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.16              $10.34              $9.53
    End of period                                                          $11.74              $11.16             $10.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.67              $20.53             $20.04
    End of period                                                          $26.64              $22.67             $20.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.18              $23.72             $22.78
    End of period                                                          $25.85              $24.18             $23.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.16              $15.67             $15.34
    End of period                                                          $16.81              $17.16             $15.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.71              $17.70             $17.00
    End of period                                                          $22.62              $20.71             $17.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1069)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $9.94                N/A
    End of period                                                          $10.71              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.44              $10.84             $10.79
    End of period                                                          $11.37              $12.44             $10.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.93              $16.60             $16.58
    End of period                                                          $17.65              $16.93             $16.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.62              $11.20             $10.53
    End of period                                                          $12.64              $12.62             $11.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.32              $11.14              $9.96
    End of period                                                          $15.63              $14.32             $11.14
  Accumulation units outstanding
  at the end of period                                                      3,627              4,190               4,917


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $21.14              $19.36             $17.71
    End of period                                                          $22.23              $21.14             $19.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.93              $13.84             $13.95
    End of period                                                          $14.44              $13.93             $13.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.80              $16.84             $16.02
    End of period                                                          $17.84              $18.80             $16.84
  Accumulation units outstanding
  at the end of period                                                      1,656              1,812               1,876

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.65              $13.75             $13.68
    End of period                                                          $14.20              $15.65             $13.75
  Accumulation units outstanding
  at the end of period                                                      2,117              2,151               2,283

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $10.64             $10.85
    End of period                                                          $11.01              $11.63             $10.64
  Accumulation units outstanding
  at the end of period                                                       428                434                  -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.64             $10.74
    End of period                                                          $11.15              $10.75             $10.64
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.58              $4.20               $4.12
    End of period                                                           $5.67              $5.58               $4.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.74              $9.72              $10.19
    End of period                                                           $9.64              $10.74              $9.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $8.29               $8.76
    End of period                                                          $10.30              $10.46              $8.29
  Accumulation units outstanding
  at the end of period                                                       463                538                  -

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $10.03               N/A
    End of period                                                          $10.26              $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.00              $7.90               $7.68
    End of period                                                           $9.09              $9.00               $7.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $13.61              $11.77             $11.15
    End of period                                                          $10.96              $13.61             $11.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.22              $11.88             $10.87
    End of period                                                          $17.55              $16.22             $11.88
  Accumulation units outstanding
  at the end of period                                                      4,881              6,040               5,801

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.61             $10.19
    End of period                                                          $11.51              $10.98             $10.61
  Accumulation units outstanding
  at the end of period                                                     10,056              10,281              9,873

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.73              $14.49             $13.46
    End of period                                                          $19.07              $17.73             $14.49
  Accumulation units outstanding
  at the end of period                                                      5,954              6,602               7,431


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.58              $11.73             $11.25
    End of period                                                          $13.42              $13.58             $11.73
  Accumulation units outstanding
  at the end of period                                                      3,976              4,164               4,518

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.42             $10.51
    End of period                                                          $12.34              $10.63             $10.42
  Accumulation units outstanding
  at the end of period                                                       712                705                  -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.61              $21.76             $16.50
    End of period                                                          $33.76              $25.61             $21.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.76              $12.51             $10.32
    End of period                                                          $13.05              $12.76             $12.51
  Accumulation units outstanding
  at the end of period                                                      4,289              3,958               4,227


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.48              $13.55             $12.73
    End of period                                                          $15.16              $14.48             $13.55
  Accumulation units outstanding
  at the end of period                                                      3,135              3,265               3,412

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.32             $10.24
    End of period                                                          $11.82              $11.57             $10.32
  Accumulation units outstanding
  at the end of period                                                      8,776              9,277               9,440

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.58              $18.36             $17.71
    End of period                                                          $17.08              $19.58             $18.36
  Accumulation units outstanding
  at the end of period                                                      3,827              3,646               3,338

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.79              $12.92             $12.20
    End of period                                                          $14.11              $14.79             $12.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.71              $5.36               $5.18
    End of period                                                           $6.38              $5.71               $5.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.81              $15.42             $12.61
    End of period                                                          $17.24              $14.81             $15.42
  Accumulation units outstanding
  at the end of period                                                      3,361              3,263               2,164

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $11.82             $11.34
    End of period                                                          $13.94              $12.92             $11.82
  Accumulation units outstanding
  at the end of period                                                      4,215              4,422               4,490

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.70              $12.02             $10.78
    End of period                                                          $14.19              $13.70             $12.02
  Accumulation units outstanding
  at the end of period                                                      3,929              4,214               4,505

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.94              $12.83             $12.85
    End of period                                                          $13.64              $12.94             $12.83
  Accumulation units outstanding
  at the end of period                                                      6,348              5,803               5,497

JNL/PPM America Core Equity Division(1039)

  Accumulation unit value:
    Beginning of period                                                    $21.12              $19.63               N/A
    End of period                                                          $19.09              $21.12               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.32
    End of period                                                            N/A                N/A               $14.56
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.86              $11.94             $12.15
    End of period                                                          $12.39              $12.86             $11.94
  Accumulation units outstanding
  at the end of period                                                      7,166              6,882               6,781

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                     $8.06              $7.83               $7.38
    End of period                                                           $7.80              $8.06               $7.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.92              $12.36             $11.46
    End of period                                                          $14.80              $13.92             $12.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.40             $10.24
    End of period                                                          $11.31              $10.92             $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.86              $12.47             $11.69
    End of period                                                          $14.68              $13.86             $12.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.72             $10.37
    End of period                                                          $12.10              $11.53             $10.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.18              $12.06             $11.46
    End of period                                                          $13.95              $13.18             $12.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.31              $21.05             $20.27
    End of period                                                          $24.41              $23.31             $21.05
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $11.11              $10.91             $10.88
    End of period                                                          $11.33              $11.11             $10.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                    $19.87              $16.87             $15.96
    End of period                                                          $20.88              $19.87             $16.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.31              $23.75             $22.54
    End of period                                                          $28.22              $26.31             $23.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.50              $33.15             $29.66
    End of period                                                          $39.40              $34.50             $33.15
  Accumulation units outstanding
  at the end of period                                                       881                938                 982

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.12              $12.93             $12.69
    End of period                                                          $14.85              $15.12             $12.93
  Accumulation units outstanding
  at the end of period                                                      5,614              6,155               6,496

Accumulation Unit Values
Contract with Endorsements - 2.61%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.45              $12.94             $11.71
    End of period                                                          $16.53              $15.45             $12.94
  Accumulation units outstanding
  at the end of period                                                      2,837              1,487                 -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.82              $11.25             $10.63
    End of period                                                          $13.33              $11.82             $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.28              $11.50             $10.38
    End of period                                                          $12.65              $15.28             $11.50
  Accumulation units outstanding
  at the end of period                                                      4,480              29,360             17,341

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.53              $12.13             $11.12
    End of period                                                          $14.68              $13.53             $12.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.47              $17.08             $15.43
    End of period                                                          $18.90              $17.47             $17.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $8.99
    End of period                                                            N/A                N/A                $9.33
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.33              $9.83
    End of period                                                          $11.73              $11.15             $10.33
  Accumulation units outstanding
  at the end of period                                                      8,571              24,915              5,910

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.64              $20.51             $20.02
    End of period                                                          $26.61              $22.64             $20.51
  Accumulation units outstanding
  at the end of period                                                       853                860                  -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.15              $23.70             $22.76
    End of period                                                          $25.82              $24.15             $23.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A                 N/A
    End of period                                                          $13.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,371               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.89               N/A                 N/A
    End of period                                                          $10.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,633               N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.14              $15.66             $15.33
    End of period                                                          $16.80              $17.14             $15.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.69              $17.68             $16.98
    End of period                                                          $22.59              $20.69             $17.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                           $9.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,603               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                           $9.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,527               N/A                 N/A

JNL/Franklin Templeton Income Division(1097)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $9.83                N/A
    End of period                                                          $10.70              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                     11,030                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,047               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A               $10.84             $10.87
    End of period                                                            N/A               $12.43             $10.84
  Accumulation units outstanding
  at the end of period                                                       N/A               10,479                -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.91              $16.58             $16.65
    End of period                                                          $17.62              $16.91             $16.58
  Accumulation units outstanding
  at the end of period                                                      2,663              10,041              2,672

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.62              $11.19             $10.69
    End of period                                                          $12.64              $12.62             $11.19
  Accumulation units outstanding
  at the end of period                                                       194                205                 237

JNL/Goldman Sachs Short Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.98                N/A
    End of period                                                          $10.35              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                     10,987                -                  N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.31              $11.13              $9.45
    End of period                                                          $15.61              $14.31             $11.13
  Accumulation units outstanding
  at the end of period                                                      4,926              2,617                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.11              $19.34             $18.37
    End of period                                                          $22.20              $21.11             $19.34
  Accumulation units outstanding
  at the end of period                                                       22                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.91              $13.83             $13.90
    End of period                                                          $14.42              $13.91             $13.83
  Accumulation units outstanding
  at the end of period                                                     11,146              3,263               3,161

JNL/Lazard Emerging Markets Division(1104)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $8.85                N/A
    End of period                                                          $13.87              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                      5,104                -                  N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.78              $16.83             $16.00
    End of period                                                          $17.82              $18.78             $16.83
  Accumulation units outstanding
  at the end of period                                                       136                139                 158

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.63              $13.74             $13.67
    End of period                                                          $14.19              $15.63             $13.74
  Accumulation units outstanding
  at the end of period                                                       169                167                 194

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.62              $10.63             $11.43
    End of period                                                          $11.00              $11.62             $10.63
  Accumulation units outstanding
  at the end of period                                                     22,085              27,472             18,696

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.64             $10.74
    End of period                                                          $11.14              $10.75             $10.64
  Accumulation units outstanding
  at the end of period                                                     43,551              5,751                 -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.57              $4.20               $4.20
    End of period                                                           $5.66              $5.57               $4.20
  Accumulation units outstanding
  at the end of period                                                      3,086                -                   -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $9.71              $10.09
    End of period                                                           $9.64              $10.74              $9.71
  Accumulation units outstanding
  at the end of period                                                      3,777                -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $8.28               $8.88
    End of period                                                          $10.29              $10.45              $8.28
  Accumulation units outstanding
  at the end of period                                                     15,249              18,126              4,853

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $10.02               N/A
    End of period                                                          $10.25              $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                      7,777              9,618                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.99              $7.90               $7.68
    End of period                                                           $9.09              $8.99               $7.90
  Accumulation units outstanding
  at the end of period                                                      6,816              7,104                 -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $11.76             $11.16
    End of period                                                            N/A               $13.60             $11.76
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.20              $11.87             $10.87
    End of period                                                          $17.54              $16.20             $11.87
  Accumulation units outstanding
  at the end of period                                                     31,465              32,701             16,690

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.60             $10.00
    End of period                                                          $11.50              $10.98             $10.60
  Accumulation units outstanding
  at the end of period                                                      8,151              6,274                 -

JNL/MCM Index 5 Division(1368)

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       518                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.72              $14.49             $13.46
    End of period                                                          $19.06              $17.72             $14.49
  Accumulation units outstanding
  at the end of period                                                     20,447              18,908               356


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.58              $11.73             $11.26
    End of period                                                          $13.42              $13.58             $11.73
  Accumulation units outstanding
  at the end of period                                                     98,518              89,850             43,615

JNL/MCM JNL Optimized 5 Division(1139)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $9.66                N/A
    End of period                                                          $11.79              $10.65               N/A
  Accumulation units outstanding
  at the end of period                                                     27,994              1,095                N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.42             $10.16
    End of period                                                          $12.33              $10.63             $10.42
  Accumulation units outstanding
  at the end of period                                                     14,181              21,793             16,063

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.60              $21.75             $16.49
    End of period                                                          $33.74              $25.60             $21.75
  Accumulation units outstanding
  at the end of period                                                     13,122              4,554                 -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.75              $12.50             $10.31
    End of period                                                          $13.04              $12.75             $12.50
  Accumulation units outstanding
  at the end of period                                                     29,309              35,552             15,630


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.47              $13.54             $12.72
    End of period                                                          $15.15              $14.47             $13.54
  Accumulation units outstanding
  at the end of period                                                     14,736              7,643                198

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $10.31             $10.24
    End of period                                                          $11.82              $11.56             $10.31
  Accumulation units outstanding
  at the end of period                                                     34,909              14,629               896

JNL/MCM S&P SMid 60 Division(1324)

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                           $8.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       469                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.57              $18.35             $17.71
    End of period                                                          $17.07              $19.57             $18.35
  Accumulation units outstanding
  at the end of period                                                     14,573              16,966             10,697

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.78              $12.92             $12.53
    End of period                                                          $14.10              $14.78             $12.92
  Accumulation units outstanding
  at the end of period                                                     12,920              6,597                201


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.71              $5.36               $5.17
    End of period                                                           $6.37              $5.71               $5.36
  Accumulation units outstanding
  at the end of period                                                      9,864                -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.81              $15.41             $12.61
    End of period                                                          $17.24              $14.81             $15.41
  Accumulation units outstanding
  at the end of period                                                     46,424              75,701             16,588

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.91              $11.82             $11.34
    End of period                                                          $13.93              $12.91             $11.82
  Accumulation units outstanding
  at the end of period                                                     16,619              19,836             28,017

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.70              $12.02             $10.78
    End of period                                                          $14.18              $13.70             $12.02
  Accumulation units outstanding
  at the end of period                                                      2,126               190                 222

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.53              $8.35               $7.65
    End of period                                                           $9.18              $8.53               $8.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       229                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.92              $12.82             $12.84
    End of period                                                          $13.63              $12.92             $12.82
  Accumulation units outstanding
  at the end of period                                                     11,356              3,492               3,416

JNL/PPM America Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.10              $19.04             $18.19
    End of period                                                          $19.07              $21.10             $19.04
  Accumulation units outstanding
  at the end of period                                                       925               1,073               1,148

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.31
    End of period                                                            N/A                N/A               $14.54
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.85              $11.93             $12.14
    End of period                                                          $12.38              $12.85             $11.93
  Accumulation units outstanding
  at the end of period                                                      8,267              7,279               3,758

JNL/PPM America Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.86              $18.03             $17.98
    End of period                                                          $18.26              $19.86             $18.03
  Accumulation units outstanding
  at the end of period                                                      1,354              1,419               1,509

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.06              $7.82               $7.04
    End of period                                                           $7.79              $8.06               $7.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division(1463)

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,559               N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,796               N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division(1463)

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                           $9.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,587               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1463)

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,633               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.91              $12.35             $11.46
    End of period                                                          $14.79              $13.91             $12.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.39             $10.24
    End of period                                                          $11.31              $10.92             $10.39
  Accumulation units outstanding
  at the end of period                                                      3,857              4,866                 -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.85              $12.46             $11.90
    End of period                                                          $14.67              $13.85             $12.46
  Accumulation units outstanding
  at the end of period                                                     17,695              16,953             13,157

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $11.52              $10.71             $10.31
    End of period                                                          $12.09              $11.52             $10.71
  Accumulation units outstanding
  at the end of period                                                     16,066              4,657                 -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.17              $12.05             $11.46
    End of period                                                          $13.94              $13.17             $12.05
  Accumulation units outstanding
  at the end of period                                                      7,309              5,856                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division(1207)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.74               N/A
    End of period                                                          $11.58              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                       391                489                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division(1463)

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,430               N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.28              $21.02             $20.83
    End of period                                                          $24.38              $23.28             $21.02
  Accumulation units outstanding
  at the end of period                                                      7,218              2,068               2,166


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $10.90             $10.88
    End of period                                                          $11.32              $11.10             $10.90
  Accumulation units outstanding
  at the end of period                                                     20,753                -                   -

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.87              $16.86             $16.56
    End of period                                                          $20.87              $19.87             $16.86
  Accumulation units outstanding
  at the end of period                                                      2,603              11,139              2,751

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.28              $23.72             $22.52
    End of period                                                          $28.19              $26.28             $23.72
  Accumulation units outstanding
  at the end of period                                                       316                324                  -

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.46              $33.12             $29.63
    End of period                                                          $39.35              $34.46             $33.12
  Accumulation units outstanding
  at the end of period                                                       751               3,325                81

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.11              $12.92             $12.68
    End of period                                                          $14.84              $15.11             $12.92
  Accumulation units outstanding
  at the end of period                                                      3,204              3,622               3,972
Accumulation Unit Values
Contract with Endorsements - 2.62%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.28              $11.50             $11.07
    End of period                                                          $12.65              $15.28             $11.50
  Accumulation units outstanding
  at the end of period                                                        -                1,239               1,397

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $10.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,566               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.30              $11.12              $9.59
    End of period                                                          $15.59              $14.30             $11.12
  Accumulation units outstanding
  at the end of period                                                       497                642                 753


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.77              $16.81             $15.51
    End of period                                                          $17.80              $18.77             $16.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $10.62             $10.84
    End of period                                                          $10.99              $11.61             $10.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $8.28               $8.75
    End of period                                                          $10.28              $10.45              $8.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.19              $11.86             $10.59
    End of period                                                          $17.52              $16.19             $11.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.59             $10.58
    End of period                                                          $11.49              $10.97             $10.59
  Accumulation units outstanding
  at the end of period                                                       597                645                 584

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.71              $14.48             $13.46
    End of period                                                          $19.05              $17.71             $14.48
  Accumulation units outstanding
  at the end of period                                                       873               1,081               1,199


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                    $13.57              $11.73             $10.60
    End of period                                                          $13.41              $13.57             $11.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.59              $21.73             $16.48
    End of period                                                          $33.71              $25.59             $21.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.74              $12.49              $9.38
    End of period                                                          $13.03              $12.74             $12.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                    $14.46              $13.53             $12.33
    End of period                                                          $15.14              $14.46             $13.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                    $11.56              $10.31             $10.04
    End of period                                                          $11.81              $11.56             $10.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.55              $18.33             $16.23
    End of period                                                          $17.05              $19.55             $18.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.78              $12.91             $12.52
    End of period                                                          $14.09              $14.78             $12.91
  Accumulation units outstanding
  at the end of period                                                       516                585                 563


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.71              $5.36               $5.17
    End of period                                                           $6.37              $5.71               $5.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       796                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.90              $12.34             $11.45
    End of period                                                          $14.78              $13.90             $12.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.39             $10.24
    End of period                                                          $11.31              $10.92             $10.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.84              $12.45             $11.67
    End of period                                                          $14.65              $13.84             $12.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.04             $11.45
    End of period                                                          $13.92              $13.15             $12.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.25              $21.00             $20.55
    End of period                                                          $24.35              $23.25             $21.00
  Accumulation units outstanding
  at the end of period                                                      1,862              2,032               2,007


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.08              $10.88             $10.87
    End of period                                                          $11.31              $11.08             $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.645%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                    $15.39              $12.89             $12.34
    End of period                                                          $16.45              $15.39             $12.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.80              $11.23             $10.62
    End of period                                                          $13.29              $11.80             $11.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.27              $11.50             $11.22
    End of period                                                          $12.64              $15.27             $11.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.31              $9.51
    End of period                                                          $11.70              $11.13             $10.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.55              $20.43             $19.95
    End of period                                                          $26.49              $22.55             $20.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                           $9.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       541                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.43              $10.84             $10.51
    End of period                                                          $11.36              $12.43             $10.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.84              $16.51             $16.32
    End of period                                                          $17.54              $16.84             $16.51
  Accumulation units outstanding
  at the end of period                                                       344                336                 301

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.61              $11.19             $10.93
    End of period                                                          $12.63              $12.61             $11.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division(1074)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $10.00               N/A
    End of period                                                          $10.34              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.27              $11.10              $9.42
    End of period                                                          $15.56              $14.27             $11.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                    $13.86              $13.78             $13.84
    End of period                                                          $14.35              $13.86             $13.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.72              $16.78             $15.48
    End of period                                                          $17.76              $18.72             $16.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.58              $13.70             $12.88
    End of period                                                          $14.14              $15.58             $13.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.59              $10.60             $11.40
    End of period                                                          $10.97              $11.59             $10.60
  Accumulation units outstanding
  at the end of period                                                      1,489              1,531                871

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.63             $10.73
    End of period                                                          $11.12              $10.73             $10.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $5.56              $4.79                N/A
    End of period                                                           $5.64              $5.56                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $8.26               $8.87
    End of period                                                          $10.26              $10.43              $8.26
  Accumulation units outstanding
  at the end of period                                                      1,081              1,189                589

JNL/MCM Dow Dividend Division(1144)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.85               N/A
    End of period                                                          $10.25              $11.69               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division(1176)

  Accumulation unit value:
    Beginning of period                                                    $13.56              $13.07               N/A
    End of period                                                          $10.91              $13.56               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.16              $11.84             $10.84
    End of period                                                          $17.49              $16.16             $11.84
  Accumulation units outstanding
  at the end of period                                                       958               1,207                853

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.57              $9.98
    End of period                                                          $11.46              $10.94             $10.57
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.69              $14.46             $12.78
    End of period                                                          $19.02              $17.69             $14.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.57              $11.72             $11.25
    End of period                                                          $13.40              $13.57             $11.72
  Accumulation units outstanding
  at the end of period                                                     26,761              27,950             30,891

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.62              $10.41             $10.07
    End of period                                                          $12.32              $10.62             $10.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.53              $21.71             $16.46
    End of period                                                          $33.63              $25.53             $21.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.72              $12.47             $10.29
    End of period                                                          $13.01              $12.72             $12.47
  Accumulation units outstanding
  at the end of period                                                       874                994                 389


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.45              $13.52             $12.06
    End of period                                                          $15.12              $14.45             $13.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.30              $9.99
    End of period                                                          $11.79              $11.54             $10.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.52              $18.30             $17.67
    End of period                                                          $17.02              $19.52             $18.30
  Accumulation units outstanding
  at the end of period                                                       904                931                 557

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.76              $12.90             $12.18
    End of period                                                          $14.07              $14.76             $12.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.70              $5.35               $5.16
    End of period                                                           $6.36              $5.70               $5.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.80              $15.41             $12.24
    End of period                                                          $17.22              $14.80             $15.41
  Accumulation units outstanding
  at the end of period                                                      7,242              8,284               8,122

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.90              $11.81             $10.92
    End of period                                                          $13.92              $12.90             $11.81
  Accumulation units outstanding
  at the end of period                                                      9,243              10,037             10,593

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.67              $12.00             $10.42
    End of period                                                          $14.15              $13.67             $12.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                    $12.88              $12.78             $12.94
    End of period                                                          $13.58              $12.88             $12.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.80              $11.89             $11.78
    End of period                                                          $12.33              $12.80             $11.89
  Accumulation units outstanding
  at the end of period                                                       446                453                 420

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.87              $12.32             $11.43
    End of period                                                          $14.74              $13.87             $12.32
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(1074)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.43               N/A
    End of period                                                          $11.30              $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.81              $12.42             $11.65
    End of period                                                          $14.62              $13.81             $12.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.71             $10.37
    End of period                                                          $12.08              $11.51             $10.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.13              $12.01             $11.43
    End of period                                                          $13.89              $13.13             $12.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $23.19              $20.95             $20.42
    End of period                                                          $24.27              $23.19             $20.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.85             $10.84
    End of period                                                          $11.27              $11.05             $10.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                    $19.84              $16.84             $16.52
    End of period                                                          $20.83              $19.84             $16.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.17              $23.63             $22.44
    End of period                                                          $28.06              $26.17             $23.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $34.32              $32.99             $28.80
    End of period                                                          $39.17              $34.32             $32.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                    $15.07              $12.89             $12.59
    End of period                                                          $14.80              $15.07             $12.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -
Accumulation Unit Values
Contract with Endorsements - 2.65%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.38              $12.88             $11.67
    End of period                                                          $16.44              $15.38             $12.88
  Accumulation units outstanding
  at the end of period                                                      4,059                91                  -

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $11.23             $10.75
    End of period                                                          $13.29              $11.79             $11.23
  Accumulation units outstanding
  at the end of period                                                     11,005               351                 331

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.27              $11.50             $10.73
    End of period                                                          $12.64              $15.27             $11.50
  Accumulation units outstanding
  at the end of period                                                       129               2,098                 -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $12.11             $11.10
    End of period                                                          $14.64              $13.50             $12.11
  Accumulation units outstanding
  at the end of period                                                       147                 -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.39              $17.01             $15.37
    End of period                                                          $18.82              $17.39             $17.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $8.97
    End of period                                                            N/A                N/A                $8.26
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.12              $10.31              $9.81
    End of period                                                          $11.69              $11.12             $10.31
  Accumulation units outstanding
  at the end of period                                                      1,121              1,115               1,116

JNL/Capital Guardian Global Diversified Research Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.54              $20.42             $19.12
    End of period                                                          $26.47              $22.54             $20.42
  Accumulation units outstanding
  at the end of period                                                       164                182                 186

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.04              $23.60             $22.68
    End of period                                                          $25.69              $24.04             $23.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.31               N/A                 N/A
    End of period                                                          $13.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       341                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.07              $15.60             $15.28
    End of period                                                          $16.72              $17.07             $15.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.61              $17.62             $16.93
    End of period                                                          $22.49              $20.61             $17.62
  Accumulation units outstanding
  at the end of period                                                      1,987               222                  -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1150)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.24               N/A
    End of period                                                          $10.70              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                      1,367                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(1130)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $11.07               N/A
    End of period                                                          $11.36              $12.42               N/A
  Accumulation units outstanding
  at the end of period                                                       162               1,331                N/A

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.83              $16.50             $16.58
    End of period                                                          $17.53              $16.83             $16.50
  Accumulation units outstanding
  at the end of period                                                       865               2,332               2,789

JNL/Goldman Sachs Mid Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                                                    $12.61              $11.84               N/A
    End of period                                                          $12.63              $12.61               N/A
  Accumulation units outstanding
  at the end of period                                                       315                 -                  N/A

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.99                N/A
    End of period                                                          $10.34              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.26              $11.10              $9.92
    End of period                                                          $15.55              $14.26             $11.10
  Accumulation units outstanding
  at the end of period                                                      3,128              8,424               5,712


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.02              $19.26             $18.30
    End of period                                                          $22.09              $21.02             $19.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.85              $13.77             $13.85
    End of period                                                          $14.34              $13.85             $13.77
  Accumulation units outstanding
  at the end of period                                                       927                888                 957

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $13.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,404               N/A                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.72              $16.78             $15.96
    End of period                                                          $17.75              $18.72             $16.78
  Accumulation units outstanding
  at the end of period                                                      2,291               707                 222

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.58              $13.69             $13.63
    End of period                                                          $14.13              $15.58             $13.69
  Accumulation units outstanding
  at the end of period                                                       182                182                2,002

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.59              $10.60             $11.40
    End of period                                                          $10.96              $11.59             $10.60
  Accumulation units outstanding
  at the end of period                                                     10,859              9,438               4,308

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.62             $10.69
    End of period                                                          $11.11              $10.72             $10.62
  Accumulation units outstanding
  at the end of period                                                      1,494              1,460               1,373

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.56              $4.19               $4.19
    End of period                                                           $5.64              $5.56               $4.19
  Accumulation units outstanding
  at the end of period                                                      2,102                -                   -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $9.69              $10.07
    End of period                                                           $9.60              $10.70              $9.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $8.26               $8.86
    End of period                                                          $10.25              $10.42              $8.26
  Accumulation units outstanding
  at the end of period                                                      7,844              9,944               6,405

JNL/MCM Dow Dividend Division(1090)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.14               N/A
    End of period                                                          $10.25              $11.69               N/A
  Accumulation units outstanding
  at the end of period                                                       209               1,194                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.96              $7.88               $7.89
    End of period                                                           $9.05              $8.96               $7.88
  Accumulation units outstanding
  at the end of period                                                       483                463                 471

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.56              $11.73             $11.14
    End of period                                                          $10.91              $13.56             $11.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.16              $11.84             $10.84
    End of period                                                          $17.48              $16.16             $11.84
  Accumulation units outstanding
  at the end of period                                                      7,109              8,109               5,356

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.57             $10.16
    End of period                                                          $11.46              $10.94             $10.57
  Accumulation units outstanding
  at the end of period                                                       376                375                2,110

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.69              $14.46             $13.44
    End of period                                                          $19.01              $17.69             $14.46
  Accumulation units outstanding
  at the end of period                                                       226                505                 269


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.56              $11.72             $11.25
    End of period                                                          $13.40              $13.56             $11.72
  Accumulation units outstanding
  at the end of period                                                     122,326            131,471             132,783

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $11.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,134               N/A                 N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.62              $10.41              $9.93
    End of period                                                          $12.32              $10.62             $10.41
  Accumulation units outstanding
  at the end of period                                                       750               1,469               1,324

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.53              $21.70             $19.90
    End of period                                                          $33.63              $25.53             $21.70
  Accumulation units outstanding
  at the end of period                                                      1,699              1,125               1,582

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $12.47             $10.29
    End of period                                                          $13.00              $12.71             $12.47
  Accumulation units outstanding
  at the end of period                                                      9,690              9,981               4,821


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.44              $13.52             $12.71
    End of period                                                          $15.11              $14.44             $13.52
  Accumulation units outstanding
  at the end of period                                                       485                486                 244

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.30             $10.22
    End of period                                                          $11.79              $11.54             $10.30
  Accumulation units outstanding
  at the end of period                                                      1,393              1,485               1,479

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A                 N/A
    End of period                                                           $8.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,359               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.51              $18.30             $17.67
    End of period                                                          $17.01              $19.51             $18.30
  Accumulation units outstanding
  at the end of period                                                      4,449              3,981               1,757

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.76              $12.90             $12.18
    End of period                                                          $14.06              $14.76             $12.90
  Accumulation units outstanding
  at the end of period                                                        -                 310                  -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.69              $5.35               $5.35
    End of period                                                           $6.35              $5.69               $5.35
  Accumulation units outstanding
  at the end of period                                                      3,955                -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.80              $15.41             $12.61
    End of period                                                          $17.22              $14.80             $15.41
  Accumulation units outstanding
  at the end of period                                                     11,164              12,095             11,492

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.90              $11.81             $11.34
    End of period                                                          $13.91              $12.90             $11.81
  Accumulation units outstanding
  at the end of period                                                       210               12,501             22,858

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.66              $12.00             $10.76
    End of period                                                          $14.15              $13.66             $12.00
  Accumulation units outstanding
  at the end of period                                                      3,286               881                 881

JNL/Oppenheimer Growth Division(1041)

  Accumulation unit value:
    Beginning of period                                                     $8.51              $8.75                N/A
    End of period                                                           $9.16              $8.51                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.88              $12.78             $12.81
    End of period                                                          $13.57              $12.88             $12.78
  Accumulation units outstanding
  at the end of period                                                      4,429              3,619               2,832

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.00              $18.96             $17.73
    End of period                                                          $18.97              $21.00             $18.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.26
    End of period                                                            N/A                N/A               $14.48
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.80              $11.90             $12.11
    End of period                                                          $12.33              $12.80             $11.90
  Accumulation units outstanding
  at the end of period                                                       589               1,684                517

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.77              $17.96             $17.39
    End of period                                                          $18.17              $19.77             $17.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division(1465)

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       58                 N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division(1465)

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                           $9.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       59                 N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1465)

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       58                 N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.86              $12.31             $11.43
    End of period                                                          $14.73              $13.86             $12.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.39             $10.30
    End of period                                                          $11.29              $10.91             $10.39
  Accumulation units outstanding
  at the end of period                                                      3,592              4,796               3,599

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.81              $12.42             $11.87
    End of period                                                          $14.61              $13.81             $12.42
  Accumulation units outstanding
  at the end of period                                                      4,101              4,104               4,114

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.71             $10.48
    End of period                                                          $12.08              $11.51             $10.71
  Accumulation units outstanding
  at the end of period                                                        -                1,026                669

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.12              $12.01             $11.63
    End of period                                                          $13.88              $13.12             $12.01
  Accumulation units outstanding
  at the end of period                                                      2,133              5,048               4,688


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division(1465)

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       57                 N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.18              $20.94             $20.17
    End of period                                                          $24.26              $23.18             $20.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.85             $10.83
    End of period                                                          $11.26              $11.04             $10.85
  Accumulation units outstanding
  at the end of period                                                      6,956              6,931                347

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.83              $16.84             $15.80
    End of period                                                          $20.83              $19.83             $16.84
  Accumulation units outstanding
  at the end of period                                                       469                229                  -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.16              $23.62             $22.53
    End of period                                                          $28.04              $26.16             $23.62
  Accumulation units outstanding
  at the end of period                                                       778                433                 433

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.30              $32.98             $29.51
    End of period                                                          $39.15              $34.30             $32.98
  Accumulation units outstanding
  at the end of period                                                      2,069              2,035                823

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.07              $12.89             $12.66
    End of period                                                          $14.80              $15.07             $12.89
  Accumulation units outstanding
  at the end of period                                                      7,234               785                 785
Accumulation Unit Values
Contract with Endorsements - 2.66%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.36              $12.87             $12.24
    End of period                                                          $16.42              $15.36             $12.87
  Accumulation units outstanding
  at the end of period                                                      3,249               389                 226

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $11.22             $10.75
    End of period                                                          $13.28              $11.79             $11.22
  Accumulation units outstanding
  at the end of period                                                       38                  37                 40

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.27              $11.50             $10.21
    End of period                                                          $12.63              $15.27             $11.50
  Accumulation units outstanding
  at the end of period                                                      4,308              1,212                 -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.49              $12.10             $11.10
    End of period                                                          $14.63              $13.49             $12.10
  Accumulation units outstanding
  at the end of period                                                      1,123                -                   -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.37              $16.99             $15.51
    End of period                                                          $18.79              $17.37             $16.99
  Accumulation units outstanding
  at the end of period                                                        -                  25                 27


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $8.96
    End of period                                                            N/A                N/A                $9.29
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.12              $10.30              $9.50
    End of period                                                          $11.68              $11.12             $10.30
  Accumulation units outstanding
  at the end of period                                                      1,269                -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.51              $20.40             $19.93
    End of period                                                          $26.44              $22.51             $20.40
  Accumulation units outstanding
  at the end of period                                                       140                 -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.01              $23.57             $22.65
    End of period                                                          $25.66              $24.01             $23.57
  Accumulation units outstanding
  at the end of period                                                       804                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $13.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,163               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.05              $15.59             $15.42
    End of period                                                          $16.70              $17.05             $15.59
  Accumulation units outstanding
  at the end of period                                                       70                  72                 73

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.58              $17.60             $16.91
    End of period                                                          $22.46              $20.58             $17.60
  Accumulation units outstanding
  at the end of period                                                       875               1,557                 -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                           $9.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,221               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.52               N/A                 N/A
    End of period                                                           $9.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,076               N/A                 N/A

JNL/Franklin Templeton Income Division(1095)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $9.84                N/A
    End of period                                                          $10.70              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $10.84             $10.33
    End of period                                                          $11.35              $12.42             $10.84
  Accumulation units outstanding
  at the end of period                                                       173               1,171               1,106

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.81              $16.49             $16.56
    End of period                                                          $17.51              $16.81             $16.49
  Accumulation units outstanding
  at the end of period                                                      7,069              1,794                82

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.61              $11.19             $10.65
    End of period                                                          $12.62              $12.61             $11.19
  Accumulation units outstanding
  at the end of period                                                      1,273               970                 970

JNL/Goldman Sachs Short Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.99                N/A
    End of period                                                          $10.34              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                      5,671                -                  N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.25              $11.09              $9.92
    End of period                                                          $15.53              $14.25             $11.09
  Accumulation units outstanding
  at the end of period                                                      7,022              2,893               1,919


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.99              $19.24             $18.37
    End of period                                                          $22.06              $20.99             $19.24
  Accumulation units outstanding
  at the end of period                                                      1,240               629                 659

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.83              $13.76             $13.83
    End of period                                                          $14.33              $13.83             $13.76
  Accumulation units outstanding
  at the end of period                                                      4,972              6,324               3,664

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.12               N/A
    End of period                                                          $13.86              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                      2,849                -                  N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.70              $16.76             $15.95
    End of period                                                          $17.73              $18.70             $16.76
  Accumulation units outstanding
  at the end of period                                                      1,124              1,145               1,011

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.56              $13.68             $13.62
    End of period                                                          $14.12              $15.56             $13.68
  Accumulation units outstanding
  at the end of period                                                       883                811                 813

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $10.59             $11.39
    End of period                                                          $10.95              $11.58             $10.59
  Accumulation units outstanding
  at the end of period                                                     11,243              12,974              5,947

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.62             $10.69
    End of period                                                          $11.11              $10.72             $10.62
  Accumulation units outstanding
  at the end of period                                                      6,099              10,218              7,566

JNL/MCM Communications Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.55              $4.19               $4.15
    End of period                                                           $5.64              $5.55               $4.19
  Accumulation units outstanding
  at the end of period                                                      7,453              2,478                634

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $9.68              $10.06
    End of period                                                           $9.59              $10.70              $9.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $8.25               $8.86
    End of period                                                          $10.24              $10.42              $8.25
  Accumulation units outstanding
  at the end of period                                                     13,987              17,424              6,896

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $9.96                N/A
    End of period                                                          $10.24              $11.69               N/A
  Accumulation units outstanding
  at the end of period                                                     14,936              5,242                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.96              $7.87               $7.66
    End of period                                                           $9.05              $8.96               $7.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.55              $11.72             $11.12
    End of period                                                          $10.90              $13.55             $11.72
  Accumulation units outstanding
  at the end of period                                                       218               1,095                478

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.14              $11.83             $10.84
    End of period                                                          $17.46              $16.14             $11.83
  Accumulation units outstanding
  at the end of period                                                     14,203              17,683              7,247

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.57             $10.16
    End of period                                                          $11.45              $10.94             $10.57
  Accumulation units outstanding
  at the end of period                                                       153                380                 240

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.68              $14.46             $13.44
    End of period                                                          $19.00              $17.68             $14.46
  Accumulation units outstanding
  at the end of period                                                      6,355              8,149               8,328


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.56              $11.72             $11.25
    End of period                                                          $13.39              $13.56             $11.72
  Accumulation units outstanding
  at the end of period                                                     101,096             93,339             34,117

JNL/MCM JNL Optimized 5 Division(1066)

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.15               N/A
    End of period                                                          $11.77              $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                      6,057               850                 N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.62              $10.41             $10.51
    End of period                                                          $12.31              $10.62             $10.41
  Accumulation units outstanding
  at the end of period                                                      2,319              2,372                 -

JNL/MCM NYSE International 25 Division(1322)

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $11.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       321                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.51              $21.69             $19.89
    End of period                                                          $33.60              $25.51             $21.69
  Accumulation units outstanding
  at the end of period                                                      6,434              4,801               1,600

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.70              $12.46             $10.29
    End of period                                                          $12.99              $12.70             $12.46
  Accumulation units outstanding
  at the end of period                                                      8,775              10,944              5,435


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1176)

  Accumulation unit value:
    Beginning of period                                                    $10.12              $10.17               N/A
    End of period                                                          $10.60              $10.12               N/A
  Accumulation units outstanding
  at the end of period                                                      1,544              1,716                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.43              $13.51             $12.70
    End of period                                                          $15.10              $14.43             $13.51
  Accumulation units outstanding
  at the end of period                                                      5,792              6,617               6,678

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.29             $10.22
    End of period                                                          $11.78              $11.54             $10.29
  Accumulation units outstanding
  at the end of period                                                      8,449              12,506             12,855

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.49              $18.29             $17.65
    End of period                                                          $17.00              $19.49             $18.29
  Accumulation units outstanding
  at the end of period                                                      6,199              7,003               2,966

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.75              $12.89             $12.51
    End of period                                                          $14.06              $14.75             $12.89
  Accumulation units outstanding
  at the end of period                                                      3,561              6,572               6,840


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.69              $5.34               $5.12
    End of period                                                           $6.35              $5.69               $5.34
  Accumulation units outstanding
  at the end of period                                                        -                 504                 504

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.79              $15.40             $12.61
    End of period                                                          $17.21              $14.79             $15.40
  Accumulation units outstanding
  at the end of period                                                     15,288              14,206              5,118

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.90              $11.81             $11.34
    End of period                                                          $13.91              $12.90             $11.81
  Accumulation units outstanding
  at the end of period                                                     25,513              21,433             14,093

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.66              $11.99             $10.75
    End of period                                                          $14.14              $13.66             $11.99
  Accumulation units outstanding
  at the end of period                                                      1,100              1,290               1,141

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.51              $8.33               $7.61
    End of period                                                           $9.15              $8.51               $8.33
  Accumulation units outstanding
  at the end of period                                                        -                1,340               1,340

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.86              $12.77             $12.80
    End of period                                                          $13.56              $12.86             $12.77
  Accumulation units outstanding
  at the end of period                                                     12,380              10,511              2,156

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.98              $18.94             $17.71
    End of period                                                          $18.94              $20.98             $18.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.24
    End of period                                                            N/A                N/A               $14.47
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.79              $11.89             $12.10
    End of period                                                          $12.32              $12.79             $11.89
  Accumulation units outstanding
  at the end of period                                                      6,354              4,637                58

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.74              $17.94             $17.38
    End of period                                                          $18.14              $19.74             $17.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.03              $7.80               $7.02
    End of period                                                           $7.76              $8.03               $7.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division(1470)

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,681               N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1470)

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,038               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.85              $12.30             $11.42
    End of period                                                          $14.72              $13.85             $12.30
  Accumulation units outstanding
  at the end of period                                                       121                121                  -

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.39             $10.30
    End of period                                                          $11.29              $10.91             $10.39
  Accumulation units outstanding
  at the end of period                                                      2,595              2,625               2,605

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.79              $12.41             $11.86
    End of period                                                          $14.60              $13.79             $12.41
  Accumulation units outstanding
  at the end of period                                                      2,801              2,641               2,668

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.71             $10.49
    End of period                                                          $12.07              $11.51             $10.71
  Accumulation units outstanding
  at the end of period                                                     52,618              49,813             44,904

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.11              $12.00             $11.62
    End of period                                                          $13.87              $13.11             $12.00
  Accumulation units outstanding
  at the end of period                                                      4,770              4,086               4,060


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                    $11.36               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       449                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                    $11.60               N/A                 N/A
    End of period                                                          $11.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       442                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                    $12.12               N/A                 N/A
    End of period                                                          $11.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       495                N/A                 N/A

JNL/S&P Retirement Income Division(1216)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.49               N/A
    End of period                                                          $10.90              $10.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.15              $20.91             $20.72
    End of period                                                          $24.22              $23.15             $20.91
  Accumulation units outstanding
  at the end of period                                                      7,521              3,470               1,728


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.03              $10.84             $10.82
    End of period                                                          $11.25              $11.03             $10.84
  Accumulation units outstanding
  at the end of period                                                     26,239              1,249               5,546

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.82              $16.84             $16.54
    End of period                                                          $20.82              $19.82             $16.84
  Accumulation units outstanding
  at the end of period                                                       770                729                 508

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $26.12              $23.60             $22.51
    End of period                                                          $28.01              $26.12             $23.60
  Accumulation units outstanding
  at the end of period                                                      1,457                48                 50

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.26              $32.94             $29.48
    End of period                                                          $39.10              $34.26             $32.94
  Accumulation units outstanding
  at the end of period                                                      1,144               225                 14

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.06              $12.88             $12.65
    End of period                                                          $14.79              $15.06             $12.88
  Accumulation units outstanding
  at the end of period                                                       972                 84                 89
Accumulation Unit Values
Contract with Endorsements - 2.67%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.78              $11.22             $10.61
    End of period                                                          $13.28              $11.78             $11.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division(1142)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.48              $12.10             $11.97
    End of period                                                          $14.62              $13.48             $12.10
  Accumulation units outstanding
  at the end of period                                                      1,420              1,546               1,311

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.56              $17.58             $16.90
    End of period                                                          $22.44              $20.56             $17.58
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $10.84             $10.73
    End of period                                                          $11.35              $12.42             $10.84
  Accumulation units outstanding
  at the end of period                                                      3,657              3,375               2,902

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                    $16.79              $16.47             $16.55
    End of period                                                          $17.49              $16.79             $16.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.61              $11.19             $11.20
    End of period                                                          $12.62              $12.61             $11.19
  Accumulation units outstanding
  at the end of period                                                      1,645              1,698               1,398

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.24              $11.08             $10.54
    End of period                                                          $15.52              $14.24             $11.08
  Accumulation units outstanding
  at the end of period                                                      2,140              2,563               2,369


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $22.35               N/A                 N/A
    End of period                                                          $22.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,884               N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                    $13.82              $13.74             $13.82
    End of period                                                          $14.31              $13.82             $13.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.68              $16.75             $15.94
    End of period                                                          $17.71              $18.68             $16.75
  Accumulation units outstanding
  at the end of period                                                       521                398                 241

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.55              $13.67             $13.61
    End of period                                                          $14.11              $15.55             $13.67
  Accumulation units outstanding
  at the end of period                                                       645                452                 287

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.59             $10.81
    End of period                                                          $10.94              $11.57             $10.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.61             $10.68
    End of period                                                          $11.10              $10.71             $10.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $8.25               $8.73
    End of period                                                          $10.23              $10.40              $8.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division(1072)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.13              $11.82             $10.83
    End of period                                                          $17.45              $16.13             $11.82
  Accumulation units outstanding
  at the end of period                                                       605                534                 346

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.56              $9.90
    End of period                                                          $11.44              $10.92             $10.56
  Accumulation units outstanding
  at the end of period                                                       912                654                 360

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.67              $14.45             $12.82
    End of period                                                          $18.99              $17.67             $14.45
  Accumulation units outstanding
  at the end of period                                                      3,287              3,384               2,796


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $25.48              $21.66             $19.87
    End of period                                                          $33.56              $25.48             $21.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.69              $12.45              $9.36
    End of period                                                          $12.98              $12.69             $12.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.43              $13.51             $12.21
    End of period                                                          $15.09              $14.43             $13.51
  Accumulation units outstanding
  at the end of period                                                       667                477                 307

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.53              $10.29             $10.22
    End of period                                                          $11.77              $11.53             $10.29
  Accumulation units outstanding
  at the end of period                                                      6,346              6,793               5,468

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.48              $18.27             $16.19
    End of period                                                          $16.98              $19.48             $18.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.74              $12.88             $12.50
    End of period                                                          $14.05              $14.74             $12.88
  Accumulation units outstanding
  at the end of period                                                       676                476                 316


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.69              $5.34               $5.16
    End of period                                                           $6.34              $5.69               $5.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.50              $8.32               $8.09
    End of period                                                           $9.15              $8.50               $8.32
  Accumulation units outstanding
  at the end of period                                                        -                8,436               6,500

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                    $12.77              $11.87             $12.09
    End of period                                                          $12.30              $12.77             $11.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.03              $7.80               $7.58
    End of period                                                           $7.76              $8.03               $7.80
  Accumulation units outstanding
  at the end of period                                                        -                5,028               4,127


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.78              $12.40             $11.63
    End of period                                                          $14.58              $13.78             $12.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division(1098)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.67               N/A
    End of period                                                          $12.07              $11.51               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.23             $11.41
    End of period                                                          $13.85              $13.10             $11.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.12              $20.89             $20.70
    End of period                                                          $24.19              $23.12             $20.89
  Accumulation units outstanding
  at the end of period                                                       872                642                 366


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division(1072)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.09              $23.57             $22.39
    End of period                                                          $27.97              $26.09             $23.57
  Accumulation units outstanding
  at the end of period                                                      2,523                -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $34.22              $32.91             $28.73
    End of period                                                          $39.05              $34.22             $32.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.05              $12.88             $12.64
    End of period                                                          $14.77              $15.05             $12.88
  Accumulation units outstanding
  at the end of period                                                      4,777              4,989               4,170
Accumulation Unit Values
Contract with Endorsements - 2.685%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(1339)

  Accumulation unit value:
    Beginning of period                                                    $12.30               N/A                 N/A
    End of period                                                          $10.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       577                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(1339)

  Accumulation unit value:
    Beginning of period                                                    $11.24               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       631                N/A                 N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(1339)

  Accumulation unit value:
    Beginning of period                                                    $18.17               N/A                 N/A
    End of period                                                          $17.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       389                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1339)

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $10.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       670                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(1339)

  Accumulation unit value:
    Beginning of period                                                    $19.93               N/A                 N/A
    End of period                                                          $16.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       356                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(1274)

  Accumulation unit value:
    Beginning of period                                                    $12.98               N/A                 N/A
    End of period                                                          $13.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       876                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division(1470)

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,334               N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1470)

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,584               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.695%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.46               N/A                 N/A
    End of period                                                          $13.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     158,381              N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.70%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.20             $10.72
    End of period                                                          $13.25              $11.76             $11.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.26              $11.49             $11.39
    End of period                                                          $12.62              $15.26             $11.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.46              $12.08             $11.08
    End of period                                                          $14.59              $13.46             $12.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                    $17.29              $16.92             $14.98
    End of period                                                          $18.71              $17.29             $16.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $11.09              $10.28              $9.62
    End of period                                                          $11.65              $11.09             $10.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $16.98              $15.53             $15.32
    End of period                                                          $16.62              $16.98             $15.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                    $20.50              $17.54             $16.61
    End of period                                                          $22.36              $20.50             $17.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.41              $10.83             $10.86
    End of period                                                          $11.34              $12.41             $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.73              $16.42             $16.41
    End of period                                                          $17.42              $16.73             $16.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.60              $11.19             $11.16
    End of period                                                          $12.61              $12.60             $11.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $14.20              $11.05              $9.41
    End of period                                                          $15.47              $14.20             $11.05
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $20.89              $19.15             $17.43
    End of period                                                          $21.95              $20.89             $19.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.77              $13.70             $13.81
    End of period                                                          $14.25              $13.77             $13.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.63              $16.71             $15.42
    End of period                                                          $17.66              $18.63             $16.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.51              $13.64             $12.83
    End of period                                                          $14.07              $15.51             $13.64
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.56             $10.79
    End of period                                                          $10.91              $11.54             $10.56
  Accumulation units outstanding
  at the end of period                                                       278                306                  -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.60             $10.71
    End of period                                                          $11.08              $10.70             $10.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(1028)

  Accumulation unit value:
    Beginning of period                                                     $5.53              $4.61                N/A
    End of period                                                           $5.62              $5.53                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.38              $8.23               $8.71
    End of period                                                          $10.21              $10.38              $8.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.09               N/A
    End of period                                                          $10.24              $11.69               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.93              $7.85               $7.64
    End of period                                                           $9.02              $8.93               $7.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $13.50              $11.69             $10.98
    End of period                                                          $10.86              $13.50             $11.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.09              $11.80             $10.54
    End of period                                                          $17.40              $16.09             $11.80
  Accumulation units outstanding
  at the end of period                                                       238                262                  -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.54             $10.44
    End of period                                                          $11.41              $10.90             $10.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.64              $14.43             $12.76
    End of period                                                          $18.95              $17.64             $14.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.55              $11.71             $10.66
    End of period                                                          $13.38              $13.55             $11.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL Optimized 5 Division(1099)

  Accumulation unit value:
    Beginning of period                                                    $10.64              $9.18                N/A
    End of period                                                          $11.76              $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.41              $9.49
    End of period                                                          $12.30              $10.61             $10.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $25.42              $21.62             $18.94
    End of period                                                          $33.47              $25.42             $21.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.66              $12.43              $9.34
    End of period                                                          $12.94              $12.66             $12.43
  Accumulation units outstanding
  at the end of period                                                       247                272                  -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.41              $13.49             $12.04
    End of period                                                          $15.06              $14.41             $13.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.28              $9.98
    End of period                                                          $11.75              $11.51             $10.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.43              $18.23             $16.16
    End of period                                                          $16.93              $19.43             $18.23
  Accumulation units outstanding
  at the end of period                                                       176                194                  -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.72              $12.87             $12.16
    End of period                                                          $14.02              $14.72             $12.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.78              $15.40             $11.33
    End of period                                                          $17.19              $14.78             $15.40
  Accumulation units outstanding
  at the end of period                                                       223                246                  -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.89              $11.80             $10.81
    End of period                                                          $13.89              $12.89             $11.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.63              $11.97             $10.40
    End of period                                                          $14.10              $13.63             $11.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.82              $12.73             $12.78
    End of period                                                          $13.51              $12.82             $12.73
  Accumulation units outstanding
  at the end of period                                                       293                323                  -

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.19
    End of period                                                            N/A                N/A               $14.19
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                    $12.74              $11.84             $11.64
    End of period                                                          $12.26              $12.74             $11.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.80              $12.26             $11.38
    End of period                                                          $14.66              $13.80             $12.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.38             $10.24
    End of period                                                          $11.28              $10.90             $10.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                    $13.74              $12.37             $11.34
    End of period                                                          $14.54              $13.74             $12.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.70             $10.37
    End of period                                                          $12.06              $11.50             $10.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.06              $11.96             $11.39
    End of period                                                          $13.81              $13.06             $11.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $23.04              $20.82             $20.64
    End of period                                                          $24.10              $23.04             $20.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.79             $10.77
    End of period                                                          $11.19              $10.98             $10.79
  Accumulation units outstanding
  at the end of period                                                      1,685              1,857               3,716

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                    $19.79              $16.81             $16.61
    End of period                                                          $20.77              $19.79             $16.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.01              $23.50             $22.33
    End of period                                                          $27.87              $26.01             $23.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $34.10              $32.80             $28.65
    End of period                                                          $38.90              $34.10             $32.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.02              $12.85             $12.21
    End of period                                                          $14.74              $15.02             $12.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -
Accumulation Unit Values
Contract with Endorsements - 2.71%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.27              $12.80             $12.18
    End of period                                                          $16.32              $15.27             $12.80
  Accumulation units outstanding
  at the end of period                                                     32,286              19,893              7,570

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.20             $10.60
    End of period                                                          $13.24              $11.76             $11.20
  Accumulation units outstanding
  at the end of period                                                      2,567              16,610                -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.25              $11.49             $10.17
    End of period                                                          $12.62              $15.25             $11.49
  Accumulation units outstanding
  at the end of period                                                     16,756              21,186              6,838

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.46              $12.08             $11.08
    End of period                                                          $14.58              $13.46             $12.08
  Accumulation units outstanding
  at the end of period                                                       368                 -                   -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.27              $16.91             $15.44
    End of period                                                          $18.68              $17.27             $16.91
  Accumulation units outstanding
  at the end of period                                                        -                1,531                648


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $8.93
    End of period                                                            N/A                N/A                $9.25
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.08              $10.28              $9.48
    End of period                                                          $11.64              $11.08             $10.28
  Accumulation units outstanding
  at the end of period                                                     48,266              17,355                -

JNL/Capital Guardian Global Diversified Research Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.38              $20.29             $19.30
    End of period                                                          $26.27              $22.38             $20.29
  Accumulation units outstanding
  at the end of period                                                      1,912                -                 1,325

JNL/Capital Guardian International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       938                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.88              $23.46             $22.09
    End of period                                                          $25.50              $23.88             $23.46
  Accumulation units outstanding
  at the end of period                                                      4,426              4,649               4,842

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $13.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,665               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $10.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,233               N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.96              $15.51             $15.20
    End of period                                                          $16.60              $16.96             $15.51
  Accumulation units outstanding
  at the end of period                                                       842               2,512                 -

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.48              $17.52             $17.55
    End of period                                                          $22.34              $20.48             $17.52
  Accumulation units outstanding
  at the end of period                                                      5,173              4,390               2,100

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     66,135               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,145               N/A                 N/A

JNL/Franklin Templeton Income Division(1085)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $9.92                N/A
    End of period                                                          $10.69              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                     82,388              4,608                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                           $9.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,117               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.41              $10.83             $10.27
    End of period                                                          $11.34              $12.41             $10.83
  Accumulation units outstanding
  at the end of period                                                     16,344              23,310               559

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.71              $16.40             $16.48
    End of period                                                          $17.40              $16.71             $16.40
  Accumulation units outstanding
  at the end of period                                                     14,002              16,813              1,609

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.60              $11.19             $10.33
    End of period                                                          $12.61              $12.60             $11.19
  Accumulation units outstanding
  at the end of period                                                     21,503              21,022              1,978

JNL/Goldman Sachs Short Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.98                N/A
    End of period                                                          $10.33              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                      4,425              3,620                N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.19              $11.04              $9.88
    End of period                                                          $15.46              $14.19             $11.04
  Accumulation units outstanding
  at the end of period                                                     34,220              45,344              1,972


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.87              $19.13             $18.29
    End of period                                                          $21.92              $20.87             $19.13
  Accumulation units outstanding
  at the end of period                                                       830               3,655               1,963

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.75              $13.68             $13.76
    End of period                                                          $14.24              $13.75             $13.68
  Accumulation units outstanding
  at the end of period                                                     11,074              15,253               915

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.12               N/A
    End of period                                                          $13.85              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                     25,012              3,168                N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.62              $16.70             $15.89
    End of period                                                          $17.65              $18.62             $16.70
  Accumulation units outstanding
  at the end of period                                                     13,459              6,848               4,561

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.49              $13.63             $13.58
    End of period                                                          $14.05              $15.49             $13.63
  Accumulation units outstanding
  at the end of period                                                     18,149              12,277             10,259

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1404)

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                           $9.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       648                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $10.56             $11.36
    End of period                                                          $10.91              $11.54             $10.56
  Accumulation units outstanding
  at the end of period                                                     40,846              40,175             18,769

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.60             $10.67
    End of period                                                          $11.07              $10.69             $10.60
  Accumulation units outstanding
  at the end of period                                                     58,661              33,479             16,160

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.53              $4.18               $4.17
    End of period                                                           $5.61              $5.53               $4.18
  Accumulation units outstanding
  at the end of period                                                      3,799              2,878                 -

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $9.65               $9.96
    End of period                                                           $9.55              $10.66              $9.65
  Accumulation units outstanding
  at the end of period                                                     12,153              7,110                625

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.38              $8.23               $8.83
    End of period                                                          $10.20              $10.38              $8.23
  Accumulation units outstanding
  at the end of period                                                     61,162              60,436             27,790

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.02               N/A
    End of period                                                          $10.23              $11.69               N/A
  Accumulation units outstanding
  at the end of period                                                     59,357              30,022               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.92              $7.85               $7.86
    End of period                                                           $9.01              $8.92               $7.85
  Accumulation units outstanding
  at the end of period                                                      3,330                -                 4,606

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $11.69             $11.09
    End of period                                                          $10.86              $13.50             $11.69
  Accumulation units outstanding
  at the end of period                                                     14,751              1,309               1,978

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.08              $11.79             $10.80
    End of period                                                          $17.39              $16.08             $11.79
  Accumulation units outstanding
  at the end of period                                                     73,705              45,194             23,051

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.53             $10.13
    End of period                                                          $11.40              $10.90             $10.53
  Accumulation units outstanding
  at the end of period                                                     20,893              13,203              1,892

JNL/MCM Index 5 Division(1364)

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                           $9.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       244                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.64              $14.43             $13.42
    End of period                                                          $18.95              $17.64             $14.43
  Accumulation units outstanding
  at the end of period                                                     38,680              25,303             15,923


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.55              $11.71             $11.25
    End of period                                                          $13.37              $13.55             $11.71
  Accumulation units outstanding
  at the end of period                                                     807,830            561,007             125,217

JNL/MCM JNL Optimized 5 Division(1076)

  Accumulation unit value:
    Beginning of period                                                    $10.64              $9.35                N/A
    End of period                                                          $11.76              $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                     77,801              29,647               N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.40             $10.15
    End of period                                                          $12.29              $10.61             $10.40
  Accumulation units outstanding
  at the end of period                                                     17,606              20,344              3,291

JNL/MCM NYSE International 25 Division(1322)

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $11.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,789               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.41              $21.61             $19.83
    End of period                                                          $33.46              $25.41             $21.61
  Accumulation units outstanding
  at the end of period                                                     25,013              12,217              1,206

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.65              $12.42             $10.26
    End of period                                                          $12.93              $12.65             $12.42
  Accumulation units outstanding
  at the end of period                                                     58,744              46,362             19,345


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1129)

  Accumulation unit value:
    Beginning of period                                                    $10.12              $9.46                N/A
    End of period                                                          $10.59              $10.12               N/A
  Accumulation units outstanding
  at the end of period                                                     10,606              13,975               N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.40              $13.49             $12.68
    End of period                                                          $15.06              $14.40             $13.49
  Accumulation units outstanding
  at the end of period                                                     22,097              17,017              6,835

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.27             $10.20
    End of period                                                          $11.75              $11.51             $10.27
  Accumulation units outstanding
  at the end of period                                                     46,673              30,186             20,683

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.42              $18.23             $17.61
    End of period                                                          $16.93              $19.42             $18.23
  Accumulation units outstanding
  at the end of period                                                     19,711              16,807              9,715

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.71              $12.86             $12.49
    End of period                                                          $14.01              $14.71             $12.86
  Accumulation units outstanding
  at the end of period                                                     23,848              25,772             10,956


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.67              $5.33               $5.10
    End of period                                                           $6.32              $5.67               $5.33
  Accumulation units outstanding
  at the end of period                                                     51,917              9,306               5,400

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.78              $15.39             $12.61
    End of period                                                          $17.18              $14.78             $15.39
  Accumulation units outstanding
  at the end of period                                                     131,718            113,515             63,635

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.88              $11.80             $11.34
    End of period                                                          $13.89              $12.88             $11.80
  Accumulation units outstanding
  at the end of period                                                     57,429              37,770              8,516

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.62              $11.96             $10.73
    End of period                                                          $14.09              $13.62             $11.96
  Accumulation units outstanding
  at the end of period                                                      7,463              19,247              6,521

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.48              $8.31               $7.62
    End of period                                                           $9.13              $8.48               $8.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,060               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $12.72             $12.75
    End of period                                                          $13.49              $12.81             $12.72
  Accumulation units outstanding
  at the end of period                                                     32,570              27,705              4,933

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.86              $18.84             $17.62
    End of period                                                          $18.83              $20.86             $18.84
  Accumulation units outstanding
  at the end of period                                                      1,112                -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.18
    End of period                                                            N/A                N/A               $14.39
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.74              $11.84             $12.06
    End of period                                                          $12.26              $12.74             $11.84
  Accumulation units outstanding
  at the end of period                                                      9,982              21,342              1,916

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.63              $17.84             $17.29
    End of period                                                          $18.03              $19.63             $17.84
  Accumulation units outstanding
  at the end of period                                                       267                274                  -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.01              $7.78               $7.00
    End of period                                                           $7.73              $8.01               $7.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,346               N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.58               N/A                 N/A
    End of period                                                          $10.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,471               N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,815               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.79              $12.26             $11.62
    End of period                                                          $14.65              $13.79             $12.26
  Accumulation units outstanding
  at the end of period                                                      5,985              3,763               2,990

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.38             $10.30
    End of period                                                          $11.27              $10.90             $10.38
  Accumulation units outstanding
  at the end of period                                                     178,417             39,777             14,055

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $12.36             $11.82
    End of period                                                          $14.53              $13.73             $12.36
  Accumulation units outstanding
  at the end of period                                                     241,046            212,155             87,727

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.70             $10.37
    End of period                                                          $12.05              $11.50             $10.70
  Accumulation units outstanding
  at the end of period                                                     63,826              26,008                -

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.05              $11.95             $11.58
    End of period                                                          $13.80              $13.05             $11.95
  Accumulation units outstanding
  at the end of period                                                     93,169             102,219             49,022


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division(1167)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.18               N/A
    End of period                                                          $10.89              $10.47               N/A
  Accumulation units outstanding
  at the end of period                                                       873                851                 N/A

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,815               N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.01              $20.80             $20.06
    End of period                                                          $24.07              $23.01             $20.80
  Accumulation units outstanding
  at the end of period                                                     33,230              4,330                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.78             $10.77
    End of period                                                          $11.18              $10.97             $10.78
  Accumulation units outstanding
  at the end of period                                                     52,067               943               14,399

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.78              $16.81             $16.52
    End of period                                                          $20.76              $19.78             $16.81
  Accumulation units outstanding
  at the end of period                                                     14,074              13,925               524

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.97              $23.47             $22.40
    End of period                                                          $27.83              $25.97             $23.47
  Accumulation units outstanding
  at the end of period                                                     20,043              13,452              5,070

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $34.06              $32.77             $29.34
    End of period                                                          $38.85              $34.06             $32.77
  Accumulation units outstanding
  at the end of period                                                     12,409              9,683               5,564

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.01              $12.85             $12.62
    End of period                                                          $14.73              $15.01             $12.85
  Accumulation units outstanding
  at the end of period                                                     26,155              18,582              8,369



Accumulation Unit Values
Contract with Endorsements - 2.745%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.21              $12.75             $11.56
    End of period                                                          $16.25              $15.21             $12.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.74              $11.18             $10.58
    End of period                                                          $13.21              $11.74             $11.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.25              $11.49             $10.73
    End of period                                                          $12.60              $15.25             $11.49
  Accumulation units outstanding
  at the end of period                                                      1,889                -                   -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.43              $12.06             $11.07
    End of period                                                          $14.55              $13.43             $12.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.20              $16.85             $15.24
    End of period                                                          $18.61              $17.20             $16.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $8.91
    End of period                                                            N/A                N/A                $9.23
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $11.77               N/A                 N/A
    End of period                                                          $11.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,122               N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                    $27.05               N/A                 N/A
    End of period                                                          $26.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       670                N/A                 N/A

JNL/Capital Guardian International Small Cap Division(1469)

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,789               N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.78              $23.36             $22.47
    End of period                                                          $25.38              $23.78             $23.36
  Accumulation units outstanding
  at the end of period                                                       687                 -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.33               N/A                 N/A
    End of period                                                          $13.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       389                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.90              $15.46             $15.16
    End of period                                                          $16.54              $16.90             $15.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.40              $17.46             $16.79
    End of period                                                          $22.25              $20.40             $17.46
  Accumulation units outstanding
  at the end of period                                                      1,079                -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,491               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,233               N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                    $11.00               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,193               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.41              $10.83             $10.91
    End of period                                                          $11.33              $12.41             $10.83
  Accumulation units outstanding
  at the end of period                                                       565                 -                   -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.64              $16.34             $16.34
    End of period                                                          $17.32              $16.64             $16.34
  Accumulation units outstanding
  at the end of period                                                      2,211                -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.59              $11.18             $10.90
    End of period                                                          $12.59              $12.59             $11.18
  Accumulation units outstanding
  at the end of period                                                      2,713                -                   -

JNL/Goldman Sachs Short Duration Bond Division(1114)

  Accumulation unit value:
    Beginning of period                                                    $10.12              $9.98                N/A
    End of period                                                          $10.32              $10.12               N/A
  Accumulation units outstanding
  at the end of period                                                       860                 -                  N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.14              $11.01              $9.36
    End of period                                                          $15.41              $14.14             $11.01
  Accumulation units outstanding
  at the end of period                                                      2,439                -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                    $13.71               N/A                 N/A
    End of period                                                          $14.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       728                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $13.27               N/A                 N/A
    End of period                                                          $13.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       920                N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.56              $16.65             $15.38
    End of period                                                          $17.59              $18.56             $16.65
  Accumulation units outstanding
  at the end of period                                                       495                 -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.45              $13.59             $12.79
    End of period                                                          $14.00              $15.45             $13.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1451)

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                           $9.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,118               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.54             $11.34
    End of period                                                          $10.88              $11.51             $10.54
  Accumulation units outstanding
  at the end of period                                                       834               3,769               3,622

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.58             $10.69
    End of period                                                          $11.05              $10.67             $10.58
  Accumulation units outstanding
  at the end of period                                                     18,324                -                   -

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $5.51              $4.76                N/A
    End of period                                                           $5.60              $5.51                N/A
  Accumulation units outstanding
  at the end of period                                                      3,383                -                  N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.35              $8.21               $8.82
    End of period                                                          $10.17              $10.35              $8.21
  Accumulation units outstanding
  at the end of period                                                       298               4,773               4,681

JNL/MCM Dow Dividend Division(1114)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.49               N/A
    End of period                                                          $10.23              $11.68               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.90              $7.83               $7.62
    End of period                                                           $8.98              $8.90               $7.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.46              $11.66             $11.08
    End of period                                                          $10.82              $13.46             $11.66
  Accumulation units outstanding
  at the end of period                                                      1,618                -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.04              $11.77             $10.78
    End of period                                                          $17.34              $16.04             $11.77
  Accumulation units outstanding
  at the end of period                                                      6,213              3,313               3,384

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.51              $9.93
    End of period                                                          $11.37              $10.87             $10.51
  Accumulation units outstanding
  at the end of period                                                      3,830                -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.61              $14.41             $12.75
    End of period                                                          $18.91              $17.61             $14.41
  Accumulation units outstanding
  at the end of period                                                     13,320                -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.54              $11.71             $11.25
    End of period                                                          $13.36              $13.54             $11.71
  Accumulation units outstanding
  at the end of period                                                     94,992              6,005               3,005

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                    $10.92               N/A                 N/A
    End of period                                                          $11.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,276               N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.60              $10.40             $10.56
    End of period                                                          $12.28              $10.60             $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division(1429)

  Accumulation unit value:
    Beginning of period                                                    $12.07               N/A                 N/A
    End of period                                                          $11.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       644                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.35              $21.57             $16.37
    End of period                                                          $33.36              $25.35             $21.57
  Accumulation units outstanding
  at the end of period                                                      2,169                -                   -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.62              $12.39             $10.24
    End of period                                                          $12.90              $12.62             $12.39
  Accumulation units outstanding
  at the end of period                                                       241               3,200               3,333


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $10.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       573                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.37              $13.47             $12.03
    End of period                                                          $15.03              $14.37             $13.47
  Accumulation units outstanding
  at the end of period                                                     12,165                -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.26              $9.97
    End of period                                                          $11.72              $11.49             $10.26
  Accumulation units outstanding
  at the end of period                                                     17,033                -                   -

JNL/MCM S&P SMid 60 Division(1326)

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                           $8.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,014               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.37              $18.19             $17.57
    End of period                                                          $16.87              $19.37             $18.19
  Accumulation units outstanding
  at the end of period                                                      1,712              2,200               2,188

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.69              $12.85             $12.14
    End of period                                                          $13.99              $14.69             $12.85
  Accumulation units outstanding
  at the end of period                                                     13,019                -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.65              $5.31               $5.13
    End of period                                                           $6.30              $5.65               $5.31
  Accumulation units outstanding
  at the end of period                                                      1,860                -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.77              $15.39             $12.60
    End of period                                                          $17.16              $14.77             $15.39
  Accumulation units outstanding
  at the end of period                                                      9,569              1,853                762

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.87              $11.80             $10.97
    End of period                                                          $13.87              $12.87             $11.80
  Accumulation units outstanding
  at the end of period                                                      2,610              2,119                994

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.59              $11.94             $10.38
    End of period                                                          $14.06              $13.59             $11.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.47              $8.30               $7.61
    End of period                                                           $9.11              $8.47               $8.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.77              $12.68             $12.74
    End of period                                                          $13.45              $12.77             $12.68
  Accumulation units outstanding
  at the end of period                                                      3,579                -                   -

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $20.77              $18.77             $18.08
    End of period                                                          $18.74              $20.77             $18.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.13
    End of period                                                            N/A                N/A               $14.34
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.70              $11.81             $11.85
    End of period                                                          $12.21              $12.70             $11.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.99              $7.76               $6.99
    End of period                                                           $7.71              $7.99               $7.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,959               N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.74              $12.24             $11.35
    End of period                                                          $14.60              $13.74             $12.24
  Accumulation units outstanding
  at the end of period                                                       601                 -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.69              $12.33             $11.57
    End of period                                                          $14.48              $13.69             $12.33
  Accumulation units outstanding
  at the end of period                                                       759                 -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.70             $10.33
    End of period                                                          $12.04              $11.49             $10.70
  Accumulation units outstanding
  at the end of period                                                     23,886                -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.01              $11.92             $11.35
    End of period                                                          $13.75              $13.01             $11.92
  Accumulation units outstanding
  at the end of period                                                       690                 -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.92              $20.73             $19.99
    End of period                                                          $23.97              $22.92             $20.73
  Accumulation units outstanding
  at the end of period                                                      2,372                -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.74             $10.74
    End of period                                                          $11.13              $10.92             $10.74
  Accumulation units outstanding
  at the end of period                                                      3,243                -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.75              $16.79             $15.79
    End of period                                                          $20.72              $19.75             $16.79
  Accumulation units outstanding
  at the end of period                                                      1,128                -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.87              $23.38             $22.23
    End of period                                                          $27.71              $25.87             $23.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $33.92              $32.65             $28.52
    End of period                                                          $38.68              $33.92             $32.65
  Accumulation units outstanding
  at the end of period                                                       677                 -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.97              $12.82             $12.19
    End of period                                                          $14.69              $14.97             $12.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -
Accumulation Unit Values
Contract with Endorsements - 2.75%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.21              $12.75             $12.14
    End of period                                                          $16.24              $15.21             $12.75
  Accumulation units outstanding
  at the end of period                                                      4,754              5,539               4,332

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.18             $10.72
    End of period                                                          $13.21              $11.73             $11.18
  Accumulation units outstanding
  at the end of period                                                      8,691              8,850               4,409

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.24              $11.49             $10.73
    End of period                                                          $12.60              $15.24             $11.49
  Accumulation units outstanding
  at the end of period                                                      1,911              2,727                417

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.43              $12.06             $11.37
    End of period                                                          $14.55              $13.43             $12.06
  Accumulation units outstanding
  at the end of period                                                      1,514              1,941               2,075

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.19              $16.83             $15.23
    End of period                                                          $18.59              $17.19             $16.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.25              $9.75
    End of period                                                          $11.60              $11.04             $10.25
  Accumulation units outstanding
  at the end of period                                                     15,741              17,694              4,158

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.27              $20.21             $19.75
    End of period                                                          $26.14              $22.27             $20.21
  Accumulation units outstanding
  at the end of period                                                        -                 232                  -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.76              $23.35             $22.01
    End of period                                                          $25.37              $23.76             $23.35
  Accumulation units outstanding
  at the end of period                                                       382                396                 958

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.31               N/A                 N/A
    End of period                                                          $13.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,723               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.89              $15.46             $15.10
    End of period                                                          $16.53              $16.89             $15.46
  Accumulation units outstanding
  at the end of period                                                      2,124              2,430               2,578

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.39              $17.46             $17.49
    End of period                                                          $22.24              $20.39             $17.46
  Accumulation units outstanding
  at the end of period                                                      1,688              1,948                477

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1070)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $9.95                N/A
    End of period                                                          $10.68              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                     20,043              19,866               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.40              $10.83             $10.63
    End of period                                                          $11.33              $12.40             $10.83
  Accumulation units outstanding
  at the end of period                                                      3,276              2,833               1,187

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.63              $16.33             $16.42
    End of period                                                          $17.31              $16.63             $16.33
  Accumulation units outstanding
  at the end of period                                                      2,463              3,221               3,118

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.59              $11.18             $10.81
    End of period                                                          $12.59              $12.59             $11.18
  Accumulation units outstanding
  at the end of period                                                      3,702              3,751                829

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.14              $11.01              $9.85
    End of period                                                          $15.40              $14.14             $11.01
  Accumulation units outstanding
  at the end of period                                                      8,102              10,780              8,009


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.76              $19.04             $18.20
    End of period                                                          $21.80              $20.76             $19.04
  Accumulation units outstanding
  at the end of period                                                      5,616              5,138               2,246

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.69              $13.63             $13.71
    End of period                                                          $14.17              $13.69             $13.63
  Accumulation units outstanding
  at the end of period                                                      3,952              4,604               4,583

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $11.46               N/A                 N/A
    End of period                                                          $13.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       694                N/A                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.55              $16.64             $15.85
    End of period                                                          $17.58              $18.55             $16.64
  Accumulation units outstanding
  at the end of period                                                      3,980              4,380               3,472

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.44              $13.59             $13.54
    End of period                                                          $14.00              $15.44             $13.59
  Accumulation units outstanding
  at the end of period                                                      4,393              4,623               3,428

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.50              $10.53             $11.34
    End of period                                                          $10.87              $11.50             $10.53
  Accumulation units outstanding
  at the end of period                                                      9,731              11,811              6,867

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.59             $10.66
    End of period                                                          $11.05              $10.67             $10.59
  Accumulation units outstanding
  at the end of period                                                      2,000              2,094                48

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $5.51              $4.75                N/A
    End of period                                                           $5.59              $5.51                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,691                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.35              $8.21               $8.81
    End of period                                                          $10.17              $10.35              $8.21
  Accumulation units outstanding
  at the end of period                                                     10,940              15,031              8,955

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $11.42               N/A
    End of period                                                          $10.23              $11.68               N/A
  Accumulation units outstanding
  at the end of period                                                      2,442                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.46              $11.66             $11.08
    End of period                                                          $10.82              $13.46             $11.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.03              $11.76             $10.78
    End of period                                                          $17.33              $16.03             $11.76
  Accumulation units outstanding
  at the end of period                                                      7,502              16,521             11,690

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.51             $10.10
    End of period                                                          $11.37              $10.86             $10.51
  Accumulation units outstanding
  at the end of period                                                     11,909              11,918              6,761

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.60              $14.40             $13.40
    End of period                                                          $18.90              $17.60             $14.40
  Accumulation units outstanding
  at the end of period                                                     11,203              12,015              8,720


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.53              $11.71             $11.05
    End of period                                                          $13.35              $13.53             $11.71
  Accumulation units outstanding
  at the end of period                                                     82,729             102,175             116,917

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.60              $10.40             $10.27
    End of period                                                          $12.28              $10.60             $10.40
  Accumulation units outstanding
  at the end of period                                                      1,507              11,446              8,231

JNL/MCM NYSE International 25 Division(1450)

  Accumulation unit value:
    Beginning of period                                                    $11.36               N/A                 N/A
    End of period                                                          $11.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,148               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.34              $21.56             $19.79
    End of period                                                          $33.34              $25.34             $21.56
  Accumulation units outstanding
  at the end of period                                                      2,212              2,633               1,447

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.62              $12.39             $10.23
    End of period                                                          $12.89              $12.62             $12.39
  Accumulation units outstanding
  at the end of period                                                     15,773              17,093              9,491


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                                                    $10.11              $10.17               N/A
    End of period                                                          $10.58              $10.11               N/A
  Accumulation units outstanding
  at the end of period                                                      1,209              1,507                N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.37              $13.47             $12.67
    End of period                                                          $15.02              $14.37             $13.47
  Accumulation units outstanding
  at the end of period                                                      4,836              4,659               3,433

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.48              $10.26             $10.19
    End of period                                                          $11.72              $11.48             $10.26
  Accumulation units outstanding
  at the end of period                                                     19,081              19,920             18,254

JNL/MCM S&P SMid 60 Division(1402)

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A                 N/A
    End of period                                                           $8.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,852               N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.36              $18.18             $17.57
    End of period                                                          $16.87              $19.36             $18.18
  Accumulation units outstanding
  at the end of period                                                      9,292              3,531               3,015

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.68              $12.84             $12.47
    End of period                                                          $13.98              $14.68             $12.84
  Accumulation units outstanding
  at the end of period                                                      1,944              3,018               2,049


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.65              $5.31               $5.09
    End of period                                                           $6.30              $5.65               $5.31
  Accumulation units outstanding
  at the end of period                                                        -                2,560               1,851

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.76              $15.39             $12.32
    End of period                                                          $17.16              $14.76             $15.39
  Accumulation units outstanding
  at the end of period                                                     11,257              14,408             14,804

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.87              $11.80             $10.59
    End of period                                                          $13.87              $12.87             $11.80
  Accumulation units outstanding
  at the end of period                                                     30,497              31,939             30,369

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.58              $11.93             $10.71
    End of period                                                          $14.05              $13.58             $11.93
  Accumulation units outstanding
  at the end of period                                                      7,846              7,700               3,270

JNL/Oppenheimer Growth Division(1041)

  Accumulation unit value:
    Beginning of period                                                     $8.46              $8.71                N/A
    End of period                                                           $9.10              $8.46                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.76              $12.67             $12.71
    End of period                                                          $13.43              $12.76             $12.67
  Accumulation units outstanding
  at the end of period                                                     23,976              27,132             23,138

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.12
    End of period                                                            N/A                N/A               $14.32
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.69              $11.80             $12.02
    End of period                                                          $12.21              $12.69             $11.80
  Accumulation units outstanding
  at the end of period                                                     10,797              10,372              6,541

JNL/PPM America Value Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.54              $17.77             $17.73
    End of period                                                          $17.93              $19.54             $17.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                  517

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.98              $7.76               $6.99
    End of period                                                           $7.71              $7.98               $7.76
  Accumulation units outstanding
  at the end of period                                                        -                1,611                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $12.21             $11.58
    End of period                                                          $14.58              $13.73             $12.21
  Accumulation units outstanding
  at the end of period                                                      3,630              3,743               2,792

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.38             $10.17
    End of period                                                          $11.26              $10.89             $10.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.69              $12.32             $11.79
    End of period                                                          $14.47              $13.69             $12.32
  Accumulation units outstanding
  at the end of period                                                     19,363              28,366             34,432

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.70             $10.33
    End of period                                                          $12.04              $11.49             $10.70
  Accumulation units outstanding
  at the end of period                                                     15,167              15,170             27,317

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.01              $11.92             $11.55
    End of period                                                          $13.75              $13.01             $11.92
  Accumulation units outstanding
  at the end of period                                                     29,454              22,174             21,268


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.91              $20.71             $19.98
    End of period                                                          $23.95              $22.91             $20.71
  Accumulation units outstanding
  at the end of period                                                      1,436              1,436                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.73             $10.72
    End of period                                                          $11.12              $10.92             $10.73
  Accumulation units outstanding
  at the end of period                                                        -                12,162                -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.75              $16.79             $15.79
    End of period                                                          $20.72              $19.75             $16.79
  Accumulation units outstanding
  at the end of period                                                        -                1,102                 -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.83              $23.35             $22.29
    End of period                                                          $27.67              $25.83             $23.35
  Accumulation units outstanding
  at the end of period                                                      1,305              1,619               1,718

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.90              $32.63             $29.23
    End of period                                                          $38.66              $33.90             $32.63
  Accumulation units outstanding
  at the end of period                                                      2,473              2,855               1,914

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.97              $12.82             $12.60
    End of period                                                          $14.69              $14.97             $12.82
  Accumulation units outstanding
  at the end of period                                                      9,873              10,766              7,664
Accumulation Unit Values
Contract with Endorsements - 2.76%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.19              $12.73             $11.54
    End of period                                                          $16.21              $15.19             $12.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.17             $10.58
    End of period                                                          $13.20              $11.73             $11.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.24              $11.49             $10.44
    End of period                                                          $12.60              $15.24             $11.49
  Accumulation units outstanding
  at the end of period                                                      6,769              4,994               5,868

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.42              $12.05             $11.06
    End of period                                                          $14.54              $13.42             $12.05
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.18              $16.82             $15.22
    End of period                                                          $18.58              $17.18             $16.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $8.90
    End of period                                                            N/A                N/A                $9.22
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.25              $9.46
    End of period                                                          $11.60              $11.04             $10.25
  Accumulation units outstanding
  at the end of period                                                      7,594                -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.30              $20.23             $19.75
    End of period                                                          $26.17              $22.30             $20.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.75              $23.34             $22.44
    End of period                                                          $25.35              $23.75             $23.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $13.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,103               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.88              $15.44             $15.14
    End of period                                                          $16.51              $16.88             $15.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.37              $17.44             $16.77
    End of period                                                          $22.21              $20.37             $17.44
  Accumulation units outstanding
  at the end of period                                                      1,340                -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,223               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1138)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.19               N/A
    End of period                                                          $10.68              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.40              $10.83             $10.46
    End of period                                                          $11.32              $12.40             $10.83
  Accumulation units outstanding
  at the end of period                                                      1,531                -                   -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.61              $16.31             $16.40
    End of period                                                          $17.29              $16.61             $16.31
  Accumulation units outstanding
  at the end of period                                                      2,925              3,010               2,866

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.59              $11.18             $10.58
    End of period                                                          $12.59              $12.59             $11.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division(1185)

  Accumulation unit value:
    Beginning of period                                                    $10.12              $10.09               N/A
    End of period                                                          $10.32              $10.12               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.12              $11.00              $9.85
    End of period                                                          $15.38              $14.12             $11.00
  Accumulation units outstanding
  at the end of period                                                      6,109              1,599               1,876


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.75              $19.03             $18.20
    End of period                                                          $21.79              $20.75             $19.03
  Accumulation units outstanding
  at the end of period                                                        -                 955                 955

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.67              $13.61             $13.70
    End of period                                                          $14.15              $13.67             $13.61
  Accumulation units outstanding
  at the end of period                                                      3,131              3,198               3,006

JNL/Lazard Emerging Markets Division(1065)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.12               N/A
    End of period                                                          $13.83              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                      2,495                -                  N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.54              $16.63             $15.84
    End of period                                                          $17.56              $18.54             $16.63
  Accumulation units outstanding
  at the end of period                                                      2,910              1,171               1,105

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.43              $13.58             $12.78
    End of period                                                          $13.98              $15.43             $13.58
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.49              $10.53             $11.33
    End of period                                                          $10.86              $11.49             $10.53
  Accumulation units outstanding
  at the end of period                                                     24,701              24,004             17,462

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.58             $10.65
    End of period                                                          $11.04              $10.66             $10.58
  Accumulation units outstanding
  at the end of period                                                     14,079              17,475             16,543

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.51              $4.16               $4.04
    End of period                                                           $5.59              $5.51               $4.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $9.62              $10.00
    End of period                                                           $9.51              $10.61              $9.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.34              $8.20               $8.81
    End of period                                                          $10.16              $10.34              $8.20
  Accumulation units outstanding
  at the end of period                                                     19,832              22,753             13,833

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $9.90                N/A
    End of period                                                          $10.22              $11.68               N/A
  Accumulation units outstanding
  at the end of period                                                        -                7,433                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                     $8.89              $7.82               $7.26
    End of period                                                           $8.97              $8.89               $7.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.44              $11.64             $11.05
    End of period                                                          $10.81              $13.44             $11.64
  Accumulation units outstanding
  at the end of period                                                      1,769              1,627               1,625

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.02              $11.75             $10.77
    End of period                                                          $17.32              $16.02             $11.75
  Accumulation units outstanding
  at the end of period                                                     19,840              27,599             19,566

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.51             $10.11
    End of period                                                          $11.37              $10.87             $10.51
  Accumulation units outstanding
  at the end of period                                                      2,009              1,926               1,718

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.59              $14.40             $13.40
    End of period                                                          $18.89              $17.59             $14.40
  Accumulation units outstanding
  at the end of period                                                      6,773              9,769              10,854


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.53              $11.71             $11.25
    End of period                                                          $13.35              $13.53             $11.71
  Accumulation units outstanding
  at the end of period                                                     69,815             100,566             86,846

JNL/MCM JNL Optimized 5 Division(1103)

  Accumulation unit value:
    Beginning of period                                                    $10.64              $9.45                N/A
    End of period                                                          $11.75              $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                     31,387                -                  N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.60              $10.40             $10.15
    End of period                                                          $12.27              $10.60             $10.40
  Accumulation units outstanding
  at the end of period                                                     10,826              12,623             10,866

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.32              $21.55             $19.78
    End of period                                                          $33.31              $25.32             $21.55
  Accumulation units outstanding
  at the end of period                                                       879                906                2,652

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.61              $12.38             $10.23
    End of period                                                          $12.88              $12.61             $12.38
  Accumulation units outstanding
  at the end of period                                                     25,766              21,703             18,557


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.36              $13.46             $12.66
    End of period                                                          $15.01              $14.36             $13.46
  Accumulation units outstanding
  at the end of period                                                      4,037              7,103               6,959

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.48              $10.25             $10.19
    End of period                                                          $11.71              $11.48             $10.25
  Accumulation units outstanding
  at the end of period                                                     13,366              17,364             17,263

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.35              $18.17             $17.55
    End of period                                                          $16.85              $19.35             $18.17
  Accumulation units outstanding
  at the end of period                                                     13,987              12,708              8,173

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.68              $12.84             $12.47
    End of period                                                          $13.97              $14.68             $12.84
  Accumulation units outstanding
  at the end of period                                                      6,308              8,998               9,201


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.65              $5.31               $5.09
    End of period                                                           $6.30              $5.65               $5.31
  Accumulation units outstanding
  at the end of period                                                      3,688              4,025               3,486

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.76              $15.39             $12.60
    End of period                                                          $17.15              $14.76             $15.39
  Accumulation units outstanding
  at the end of period                                                     27,796              33,285             38,900

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.87              $11.79             $11.34
    End of period                                                          $13.86              $12.87             $11.79
  Accumulation units outstanding
  at the end of period                                                     11,209              16,251             11,362

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.58              $11.93             $10.37
    End of period                                                          $14.04              $13.58             $11.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                     $8.46              $8.29               $7.71
    End of period                                                           $9.10              $8.46               $8.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.75              $12.67             $12.71
    End of period                                                          $13.43              $12.75             $12.67
  Accumulation units outstanding
  at the end of period                                                      1,766              1,576               6,116

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.74              $18.74             $17.54
    End of period                                                          $18.71              $20.74             $18.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.11
    End of period                                                            N/A                N/A               $14.31
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.68              $11.79             $12.02
    End of period                                                          $12.20              $12.68             $11.79
  Accumulation units outstanding
  at the end of period                                                      3,620              3,455               3,471

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.52              $17.75             $17.21
    End of period                                                          $17.91              $19.52             $17.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                     $7.98              $7.76               $6.80
    End of period                                                           $7.71              $7.98               $7.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $12.21             $11.34
    End of period                                                          $14.58              $13.73             $12.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.89              $10.38             $10.24
    End of period                                                          $11.25              $10.89             $10.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.67              $12.31             $11.56
    End of period                                                          $14.46              $13.67             $12.31
  Accumulation units outstanding
  at the end of period                                                       781                784                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.48              $10.69             $10.37
    End of period                                                          $12.03              $11.48             $10.69
  Accumulation units outstanding
  at the end of period                                                       334                390                  -

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.99              $11.91             $11.54
    End of period                                                          $13.73              $12.99             $11.91
  Accumulation units outstanding
  at the end of period                                                      2,791              4,918               5,164


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division(1011)

  Accumulation unit value:
    Beginning of period                                                    $10.72              $9.92                N/A
    End of period                                                          $11.38              $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.88              $20.69             $20.52
    End of period                                                          $23.92              $22.88             $20.69
  Accumulation units outstanding
  at the end of period                                                      3,296              2,267              13,900


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.72             $10.72
    End of period                                                          $11.11              $10.90             $10.72
  Accumulation units outstanding
  at the end of period                                                     51,242                -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.74              $16.78             $15.79
    End of period                                                          $20.71              $19.74             $16.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.82              $23.35             $22.20
    End of period                                                          $27.66              $25.82             $23.35
  Accumulation units outstanding
  at the end of period                                                      1,985                -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $33.86              $32.59             $28.48
    End of period                                                          $38.61              $33.86             $32.59
  Accumulation units outstanding
  at the end of period                                                      1,033                -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.96              $12.81             $12.18
    End of period                                                          $14.67              $14.96             $12.81
  Accumulation units outstanding
  at the end of period                                                      2,836                -                   -
Accumulation Unit Values
Contract with Endorsements - 2.785%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(1405)

  Accumulation unit value:
    Beginning of period                                                    $16.17               N/A                 N/A
    End of period                                                          $16.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,576               N/A                 N/A

JNL/AIM Large Cap Growth Division(1435)

  Accumulation unit value:
    Beginning of period                                                    $13.56               N/A                 N/A
    End of period                                                          $13.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,889               N/A                 N/A

JNL/AIM Real Estate Division(1266)

  Accumulation unit value:
    Beginning of period                                                    $15.58               N/A                 N/A
    End of period                                                          $12.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,313               N/A                 N/A

JNL/AIM Small Cap Growth Division(1430)

  Accumulation unit value:
    Beginning of period                                                    $15.38               N/A                 N/A
    End of period                                                          $14.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,651               N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(1430)

  Accumulation unit value:
    Beginning of period                                                    $12.11               N/A                 N/A
    End of period                                                          $11.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       235                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division(1430)

  Accumulation unit value:
    Beginning of period                                                    $27.67               N/A                 N/A
    End of period                                                          $26.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,164               N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(1435)

  Accumulation unit value:
    Beginning of period                                                    $27.79               N/A                 N/A
    End of period                                                          $25.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       581                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division(1435)

  Accumulation unit value:
    Beginning of period                                                    $14.33               N/A                 N/A
    End of period                                                          $13.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,133               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division(1316)

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                           $9.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,823               N/A                 N/A

JNL/Franklin Templeton Global Growth Division(1470)

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       363                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(1266)

  Accumulation unit value:
    Beginning of period                                                    $12.37               N/A                 N/A
    End of period                                                          $11.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       187                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division(1266)

  Accumulation unit value:
    Beginning of period                                                    $12.71               N/A                 N/A
    End of period                                                          $12.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       363                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division(1316)

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,593               N/A                 N/A

JNL/JPMorgan International Value Division(1405)

  Accumulation unit value:
    Beginning of period                                                    $15.38               N/A                 N/A
    End of period                                                          $15.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,864               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(1266)

  Accumulation unit value:
    Beginning of period                                                    $20.72               N/A                 N/A
    End of period                                                          $21.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       687                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division(1405)

  Accumulation unit value:
    Beginning of period                                                    $13.20               N/A                 N/A
    End of period                                                          $13.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,190               N/A                 N/A

JNL/Lazard Mid Cap Value Division(1266)

  Accumulation unit value:
    Beginning of period                                                    $18.87               N/A                 N/A
    End of period                                                          $17.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,295               N/A                 N/A

JNL/Lazard Small Cap Value Division(1324)

  Accumulation unit value:
    Beginning of period                                                    $16.21               N/A                 N/A
    End of period                                                          $13.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       371                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(1289)

  Accumulation unit value:
    Beginning of period                                                    $11.60               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,932               N/A                 N/A

JNL/MCM Bond Index Division(1248)

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A                 N/A
    End of period                                                          $11.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,293               N/A                 N/A

JNL/MCM Communications Sector Division(1266)

  Accumulation unit value:
    Beginning of period                                                     $5.58               N/A                 N/A
    End of period                                                           $5.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,407               N/A                 N/A

JNL/MCM Consumer Brands Sector Division(1266)

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                           $9.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       219                N/A                 N/A

JNL/MCM Dow 10 Division(1289)

  Accumulation unit value:
    Beginning of period                                                    $10.51               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,236               N/A                 N/A

JNL/MCM Dow Dividend Division(1460)

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,266               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(1266)

  Accumulation unit value:
    Beginning of period                                                    $15.62               N/A                 N/A
    End of period                                                          $17.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,635               N/A                 N/A

JNL/MCM Healthcare Sector Division(1405)

  Accumulation unit value:
    Beginning of period                                                    $11.38               N/A                 N/A
    End of period                                                          $11.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,183               N/A                 N/A

JNL/MCM Index 5 Division(1451)

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                           $9.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       647                N/A                 N/A

JNL/MCM International Index Division(1248)

  Accumulation unit value:
    Beginning of period                                                    $17.98               N/A                 N/A
    End of period                                                          $18.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,776               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(1316)

  Accumulation unit value:
    Beginning of period                                                    $14.24               N/A                 N/A
    End of period                                                          $13.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,721               N/A                 N/A

JNL/MCM JNL Optimized 5 Division(1430)

  Accumulation unit value:
    Beginning of period                                                    $12.67               N/A                 N/A
    End of period                                                          $11.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       225                N/A                 N/A

JNL/MCM Nasdaq 25 Division(1430)

  Accumulation unit value:
    Beginning of period                                                    $12.98               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       219                N/A                 N/A

JNL/MCM NYSE International 25 Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $11.31               N/A                 N/A
    End of period                                                          $11.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,042               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(1248)

  Accumulation unit value:
    Beginning of period                                                    $24.99               N/A                 N/A
    End of period                                                          $33.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     56,349               N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1289)

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $10.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,415               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(1248)

  Accumulation unit value:
    Beginning of period                                                    $15.13               N/A                 N/A
    End of period                                                          $14.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,952               N/A                 N/A

JNL/MCM S&P 500 Index Division(1248)

  Accumulation unit value:
    Beginning of period                                                    $11.69               N/A                 N/A
    End of period                                                          $11.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,296               N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(1289)

  Accumulation unit value:
    Beginning of period                                                    $18.85               N/A                 N/A
    End of period                                                          $16.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,798               N/A                 N/A

JNL/MCM Small Cap Index Division(1248)

  Accumulation unit value:
    Beginning of period                                                    $15.14               N/A                 N/A
    End of period                                                          $13.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,434               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division(1405)

  Accumulation unit value:
    Beginning of period                                                    $17.37               N/A                 N/A
    End of period                                                          $17.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,719               N/A                 N/A

JNL/MCM VIP Division(1417)

  Accumulation unit value:
    Beginning of period                                                    $14.56               N/A                 N/A
    End of period                                                          $13.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,908               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division(1405)

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,239               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(1405)

  Accumulation unit value:
    Beginning of period                                                    $12.98               N/A                 N/A
    End of period                                                          $13.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,298               N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division(1266)

  Accumulation unit value:
    Beginning of period                                                    $19.40               N/A                 N/A
    End of period                                                          $17.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       119                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(1460)

  Accumulation unit value:
    Beginning of period                                                    $14.41               N/A                 N/A
    End of period                                                          $14.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,399               N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division(1430)

  Accumulation unit value:
    Beginning of period                                                    $14.95               N/A                 N/A
    End of period                                                          $14.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,231               N/A                 N/A

JNL/S&P Managed Moderate Division(1285)

  Accumulation unit value:
    Beginning of period                                                    $11.65               N/A                 N/A
    End of period                                                          $12.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,027               N/A                 N/A

JNL/S&P Managed Moderate Growth Division(1285)

  Accumulation unit value:
    Beginning of period                                                    $13.20               N/A                 N/A
    End of period                                                          $13.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,918               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division(1435)

  Accumulation unit value:
    Beginning of period                                                    $11.87               N/A                 N/A
    End of period                                                          $11.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,457               N/A                 N/A

JNL/S&P Retirement 2025 Division(1430)

  Accumulation unit value:
    Beginning of period                                                    $12.11               N/A                 N/A
    End of period                                                          $11.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,605               N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division(1266)

  Accumulation unit value:
    Beginning of period                                                    $19.52               N/A                 N/A
    End of period                                                          $20.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       879                N/A                 N/A

JNL/T.Rowe Price Established Growth Division(1303)

  Accumulation unit value:
    Beginning of period                                                    $27.35               N/A                 N/A
    End of period                                                          $27.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,320               N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division(1405)

  Accumulation unit value:
    Beginning of period                                                    $38.70               N/A                 N/A
    End of period                                                          $38.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       672                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.12              $12.68             $12.07
    End of period                                                          $16.13              $15.12             $12.68
  Accumulation units outstanding
  at the end of period                                                       478                549                 666

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $11.16             $10.56
    End of period                                                          $13.17              $11.70             $11.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.23              $11.48             $10.73
    End of period                                                          $12.59              $15.23             $11.48
  Accumulation units outstanding
  at the end of period                                                        -                1,233                 -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.39              $12.03             $11.05
    End of period                                                          $14.50              $13.39             $12.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.10              $16.75             $15.31
    End of period                                                          $18.49              $17.10             $16.75
  Accumulation units outstanding
  at the end of period                                                        -                 470                 483


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.22              $9.44
    End of period                                                          $11.56              $11.01             $10.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A                 N/A
    End of period                                                          $13.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       401                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.81              $15.38             $15.24
    End of period                                                          $16.44              $16.81             $15.38
  Accumulation units outstanding
  at the end of period                                                       445                492                 505

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.29              $17.37             $17.42
    End of period                                                          $22.11              $20.29             $17.37
  Accumulation units outstanding
  at the end of period                                                      1,846              2,399               2,409

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                    $11.04               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       612                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $10.83             $10.59
    End of period                                                          $11.31              $12.39             $10.83
  Accumulation units outstanding
  at the end of period                                                       581                644                 708

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.54              $16.24             $16.26
    End of period                                                          $17.20              $16.54             $16.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.58              $11.18             $10.85
    End of period                                                          $12.58              $12.58             $11.18
  Accumulation units outstanding
  at the end of period                                                       571                648                 691

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.07              $10.97              $9.82
    End of period                                                          $15.32              $14.07             $10.97
  Accumulation units outstanding
  at the end of period                                                      6,720              8,670              10,022


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.65              $18.95             $18.04
    End of period                                                          $21.68              $20.65             $18.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.61              $13.55             $13.68
    End of period                                                          $14.08              $13.61             $13.55
  Accumulation units outstanding
  at the end of period                                                       514                514                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.47              $16.58             $15.79
    End of period                                                          $17.49              $18.47             $16.58
  Accumulation units outstanding
  at the end of period                                                      1,785              2,172               2,222

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.37              $13.53             $13.49
    End of period                                                          $13.93              $15.37             $13.53
  Accumulation units outstanding
  at the end of period                                                      2,215              2,459               2,679

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $10.50             $11.30
    End of period                                                          $10.83              $11.46             $10.50
  Accumulation units outstanding
  at the end of period                                                      3,699              3,586               3,458

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.56             $10.64
    End of period                                                          $11.01              $10.64             $10.56
  Accumulation units outstanding
  at the end of period                                                      3,784              3,608               3,462

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $5.49              $4.74                N/A
    End of period                                                           $5.57              $5.49                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.31              $8.18               $8.79
    End of period                                                          $10.12              $10.31              $8.18
  Accumulation units outstanding
  at the end of period                                                      4,865              5,397               5,282

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                                                    $11.68              $11.42               N/A
    End of period                                                          $10.22              $11.68               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.86              $7.80               $7.60
    End of period                                                           $8.94              $8.86               $7.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.41              $11.62             $11.05
    End of period                                                          $10.77              $13.41             $11.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.98              $11.72             $10.75
    End of period                                                          $17.26              $15.98             $11.72
  Accumulation units outstanding
  at the end of period                                                      2,659              3,178               3,239

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.47             $10.47
    End of period                                                          $11.32              $10.82             $10.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.56              $14.38             $13.38
    End of period                                                          $18.84              $17.56             $14.38
  Accumulation units outstanding
  at the end of period                                                      2,667              2,825               2,543


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.52              $11.70             $10.66
    End of period                                                          $13.33              $13.52             $11.70
  Accumulation units outstanding
  at the end of period                                                      1,135              1,135                 -

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.59              $10.39             $10.40
    End of period                                                          $12.26              $10.59             $10.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.24              $21.48             $16.32
    End of period                                                          $33.20              $25.24             $21.48
  Accumulation units outstanding
  at the end of period                                                       170                 -                   -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.57              $12.35             $10.20
    End of period                                                          $12.84              $12.57             $12.35
  Accumulation units outstanding
  at the end of period                                                      3,448              3,042               3,302


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.34              $13.44             $12.65
    End of period                                                          $14.98              $14.34             $13.44
  Accumulation units outstanding
  at the end of period                                                      2,783              2,847               2,721

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $10.24             $10.18
    End of period                                                          $11.68              $11.46             $10.24
  Accumulation units outstanding
  at the end of period                                                      7,489              7,470               3,572

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.29              $18.12             $17.52
    End of period                                                          $16.80              $19.29             $18.12
  Accumulation units outstanding
  at the end of period                                                      2,244              2,117               2,115

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.65              $12.82             $12.45
    End of period                                                          $13.94              $14.65             $12.82
  Accumulation units outstanding
  at the end of period                                                      2,989              2,851               2,852


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.63              $5.29               $5.29
    End of period                                                           $6.27              $5.63               $5.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.75              $15.38             $12.60
    End of period                                                          $17.13              $14.75             $15.38
  Accumulation units outstanding
  at the end of period                                                      5,552              1,714               5,533

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                    $12.86              $11.79             $10.36
    End of period                                                          $13.85              $12.86             $11.79
  Accumulation units outstanding
  at the end of period                                                      1,173              1,173                 -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.55              $11.91             $10.36
    End of period                                                          $14.01              $13.55             $11.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.44              $8.29               $7.59
    End of period                                                           $9.08              $8.44               $8.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $12.63             $12.67
    End of period                                                          $13.37              $12.71             $12.63
  Accumulation units outstanding
  at the end of period                                                      1,054              1,012                978

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $20.64              $18.66             $17.98
    End of period                                                          $18.61              $20.64             $18.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.06
    End of period                                                            N/A                N/A               $14.25
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $11.76             $11.80
    End of period                                                          $12.15              $12.63             $11.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.43              $17.67             $17.14
    End of period                                                          $17.82              $19.43             $17.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.96              $8.58               $6.97
    End of period                                                           $7.68              $7.96               $7.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.37             $10.13
    End of period                                                          $11.24              $10.88             $10.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.63              $12.28             $11.53
    End of period                                                          $14.40              $13.63             $12.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.95              $11.87             $11.31
    End of period                                                          $13.68              $12.95             $11.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.77              $20.60             $19.88
    End of period                                                          $23.80              $22.77             $20.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.68             $10.68
    End of period                                                          $11.05              $10.85             $10.68
  Accumulation units outstanding
  at the end of period                                                       925                925                  -

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.71              $16.76             $16.48
    End of period                                                          $20.66              $19.71             $16.76
  Accumulation units outstanding
  at the end of period                                                      5,147              7,247               6,190

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.70              $23.25             $22.20
    End of period                                                          $27.52              $25.70             $23.25
  Accumulation units outstanding
  at the end of period                                                      4,074              3,010               4,456

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.71              $32.46             $29.08
    End of period                                                          $38.41              $33.71             $32.46
  Accumulation units outstanding
  at the end of period                                                      1,129              1,388               1,311

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.92              $12.78             $12.16
    End of period                                                          $14.63              $14.92             $12.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -
Accumulation Unit Values
Contract with Endorsements - 2.81%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.10              $12.67             $11.51
    End of period                                                          $16.11              $15.10             $12.67
  Accumulation units outstanding
  at the end of period                                                      6,719              7,237               5,503

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.70              $11.15             $10.70
    End of period                                                          $13.16              $11.70             $11.15
  Accumulation units outstanding
  at the end of period                                                       290                474                 634

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.23              $11.48             $10.26
    End of period                                                          $12.58              $15.23             $11.48
  Accumulation units outstanding
  at the end of period                                                      7,500              4,575               3,256

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.39              $12.03             $11.56
    End of period                                                          $14.50              $13.39             $12.03
  Accumulation units outstanding
  at the end of period                                                       252                420                 582

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.08              $16.74             $15.15
    End of period                                                          $18.47              $17.08             $16.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $8.87
    End of period                                                            N/A                N/A                $9.18
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.22              $9.73
    End of period                                                          $11.55              $11.01             $10.22
  Accumulation units outstanding
  at the end of period                                                       317                505                 686

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                    $24.53               N/A                 N/A
    End of period                                                          $25.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       217                N/A                 N/A

JNL/Capital Guardian International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,040               N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.60              $23.20             $21.87
    End of period                                                          $25.17              $23.60             $23.20
  Accumulation units outstanding
  at the end of period                                                       40                  42                 44

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $13.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,411               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.46               N/A                 N/A
    End of period                                                          $10.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,951               N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.79              $15.37             $15.08
    End of period                                                          $16.42              $16.79             $15.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.27              $17.36             $17.40
    End of period                                                          $22.09              $20.27             $17.36
  Accumulation units outstanding
  at the end of period                                                       279                667                 732

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                           $9.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     75,599               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1117)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.00               N/A
    End of period                                                          $10.67              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                      1,483                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.39              $10.83             $10.99
    End of period                                                          $11.31              $12.39             $10.83
  Accumulation units outstanding
  at the end of period                                                       731               1,031               1,263

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.52              $16.23             $16.32
    End of period                                                          $17.18              $16.52             $16.23
  Accumulation units outstanding
  at the end of period                                                      5,238              6,469               2,903

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.58              $11.18             $11.06
    End of period                                                          $12.57              $12.58             $11.18
  Accumulation units outstanding
  at the end of period                                                      2,005              2,017               1,477

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.06              $10.96              $9.81
    End of period                                                          $15.31              $14.06             $10.96
  Accumulation units outstanding
  at the end of period                                                      4,071              3,212               3,224


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $22.76               N/A                 N/A
    End of period                                                          $21.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       96                 N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.59              $13.54             $13.61
    End of period                                                          $14.06              $13.59             $13.54
  Accumulation units outstanding
  at the end of period                                                      1,053              2,765               2,828

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $13.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,384               N/A                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.45              $16.57             $15.78
    End of period                                                          $17.47              $18.45             $16.57
  Accumulation units outstanding
  at the end of period                                                       443                754                 909

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.36              $13.52             $13.48
    End of period                                                          $13.91              $15.36             $13.52
  Accumulation units outstanding
  at the end of period                                                       148                157                 163

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.45              $10.49             $11.30
    End of period                                                          $10.82              $11.45             $10.49
  Accumulation units outstanding
  at the end of period                                                     32,771              36,539             33,835

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.56             $10.63
    End of period                                                          $11.01              $10.64             $10.56
  Accumulation units outstanding
  at the end of period                                                     15,208              13,733              8,509

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.49              $4.15               $4.16
    End of period                                                           $5.56              $5.49               $4.15
  Accumulation units outstanding
  at the end of period                                                      8,320                -                   -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.87               N/A                 N/A
    End of period                                                           $9.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       759                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.30              $8.18               $8.78
    End of period                                                          $10.11              $10.30              $8.18
  Accumulation units outstanding
  at the end of period                                                     33,657              36,759             36,251

JNL/MCM Dow Dividend Division(1020)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $10.17               N/A
    End of period                                                          $10.21              $11.67               N/A
  Accumulation units outstanding
  at the end of period                                                      8,901              19,912               N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.85              $7.79               $7.82
    End of period                                                           $8.93              $8.85               $7.79
  Accumulation units outstanding
  at the end of period                                                      5,214              6,547               7,998

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $13.39              $11.61             $11.23
    End of period                                                          $10.76              $13.39             $11.61
  Accumulation units outstanding
  at the end of period                                                      2,733                -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.96              $11.72             $10.74
    End of period                                                          $17.24              $15.96             $11.72
  Accumulation units outstanding
  at the end of period                                                     34,788              36,061             33,072

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.46             $10.37
    End of period                                                          $11.30              $10.81             $10.46
  Accumulation units outstanding
  at the end of period                                                      5,374              3,274               4,100

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.55              $14.37             $13.38
    End of period                                                          $18.83              $17.55             $14.37
  Accumulation units outstanding
  at the end of period                                                     13,226              10,534              8,960


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.52              $11.70             $10.99
    End of period                                                          $13.33              $13.52             $11.70
  Accumulation units outstanding
  at the end of period                                                     72,281              88,450             66,694

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                    $11.57               N/A                 N/A
    End of period                                                          $11.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       460                N/A                 N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.58              $10.39             $10.28
    End of period                                                          $12.25              $10.58             $10.39
  Accumulation units outstanding
  at the end of period                                                       216                225                 201

JNL/MCM NYSE International 25 Division(1341)

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $11.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,530               N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.22              $21.48             $19.72
    End of period                                                          $33.17              $25.22             $21.48
  Accumulation units outstanding
  at the end of period                                                      3,253              4,032               2,039

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $12.34             $10.20
    End of period                                                          $12.82              $12.56             $12.34
  Accumulation units outstanding
  at the end of period                                                     36,242              43,031             30,671


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.33              $13.43             $12.64
    End of period                                                          $14.97              $14.33             $13.43
  Accumulation units outstanding
  at the end of period                                                     16,986              14,813             12,623

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.45              $10.23             $10.17
    End of period                                                          $11.68              $11.45             $10.23
  Accumulation units outstanding
  at the end of period                                                     27,915              27,528             23,973

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.28              $18.11             $17.51
    End of period                                                          $16.78              $19.28             $18.11
  Accumulation units outstanding
  at the end of period                                                     20,599              22,315             20,244

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.64              $12.81             $12.45
    End of period                                                          $13.93              $14.64             $12.81
  Accumulation units outstanding
  at the end of period                                                     14,106              12,839             11,145


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.63              $5.29               $5.10
    End of period                                                           $6.26              $5.63               $5.29
  Accumulation units outstanding
  at the end of period                                                      4,358              4,044               4,315

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.74              $15.38             $12.60
    End of period                                                          $17.13              $14.74             $15.38
  Accumulation units outstanding
  at the end of period                                                     53,177             100,908             96,922

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.86              $11.79             $11.33
    End of period                                                          $13.84              $12.86             $11.79
  Accumulation units outstanding
  at the end of period                                                     17,668              39,659             30,414

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.54              $11.91             $10.69
    End of period                                                          $14.00              $13.54             $11.91
  Accumulation units outstanding
  at the end of period                                                       378                706                 992

JNL/Oppenheimer Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.43              $8.27               $7.56
    End of period                                                           $9.07              $8.43               $8.27
  Accumulation units outstanding
  at the end of period                                                        -                 254                 216

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,883               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.70              $12.62             $12.66
    End of period                                                          $13.36              $12.70             $12.62
  Accumulation units outstanding
  at the end of period                                                     14,495              21,085             15,571

JNL/PPM America Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.62              $18.64             $16.71
    End of period                                                          $18.59              $20.62             $18.64
  Accumulation units outstanding
  at the end of period                                                       192                275                 382

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $14.04
    End of period                                                            N/A                N/A               $14.24
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.62              $11.75             $11.97
    End of period                                                          $12.14              $12.62             $11.75
  Accumulation units outstanding
  at the end of period                                                      9,707              10,734              5,022

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.40              $17.66             $17.13
    End of period                                                          $17.80              $19.40             $17.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.95              $7.73               $6.97
    End of period                                                           $7.68              $7.95               $7.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,101               N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,121               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.67              $12.16             $11.30
    End of period                                                          $14.50              $13.67             $12.16
  Accumulation units outstanding
  at the end of period                                                      1,396                -                   -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.37             $10.24
    End of period                                                          $11.24              $10.87             $10.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.61              $12.27             $11.74
    End of period                                                          $14.39              $13.61             $12.27
  Accumulation units outstanding
  at the end of period                                                     11,647              11,093              7,128

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.47              $10.69             $10.18
    End of period                                                          $12.01              $11.47             $10.69
  Accumulation units outstanding
  at the end of period                                                       945               1,459               1,929

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.94              $11.86             $11.50
    End of period                                                          $13.67              $12.94             $11.86
  Accumulation units outstanding
  at the end of period                                                      2,636              5,190               4,937


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,121               N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.74              $20.58             $20.42
    End of period                                                          $23.76              $22.74             $20.58
  Accumulation units outstanding
  at the end of period                                                       313                256                 248


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.67             $10.66
    End of period                                                          $11.04              $10.84             $10.67
  Accumulation units outstanding
  at the end of period                                                        -                1,410               2,927

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.70              $16.75             $16.48
    End of period                                                          $20.65              $19.70             $16.75
  Accumulation units outstanding
  at the end of period                                                       119                110                 105

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.67              $23.22             $22.18
    End of period                                                          $27.48              $25.67             $23.22
  Accumulation units outstanding
  at the end of period                                                      2,342              3,121               3,206

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.67              $32.42             $29.05
    End of period                                                          $38.37              $33.67             $32.42
  Accumulation units outstanding
  at the end of period                                                      1,277              1,224               1,175

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.91              $12.78             $12.56
    End of period                                                          $14.62              $14.91             $12.78
  Accumulation units outstanding
  at the end of period                                                      3,964              5,596               5,910
Accumulation Unit Values
Contract with Endorsements - 2.82%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.69              $11.15             $10.67
    End of period                                                          $13.15              $11.69             $11.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.23              $11.48             $11.07
    End of period                                                          $12.58              $15.23             $11.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                    $22.09              $20.06             $18.92
    End of period                                                          $25.91              $22.09             $20.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                    $23.57              $23.18             $22.53
    End of period                                                          $25.14              $23.57             $23.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                    $16.50              $16.21             $16.29
    End of period                                                          $17.16              $16.50             $16.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $18.44              $16.55             $16.22
    End of period                                                          $17.45              $18.44             $16.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.44              $10.48             $10.47
    End of period                                                          $10.80              $11.44             $10.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                  670

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.29              $8.17               $8.58
    End of period                                                          $10.10              $10.29              $8.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                  824

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.95              $11.70             $10.69
    End of period                                                          $17.22              $15.95             $11.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                 2,040

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                    $13.51              $11.70             $11.07
    End of period                                                          $13.32              $13.51             $11.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.58              $10.39             $10.12
    End of period                                                          $12.25              $10.58             $10.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                 1,049

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $25.20              $21.45             $21.02
    End of period                                                          $33.13              $25.20             $21.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.63              $12.81             $11.87
    End of period                                                          $13.92              $14.63             $12.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                  935


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.74              $15.37             $12.35
    End of period                                                          $17.12              $14.74             $15.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                 2,393

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                    $12.68              $12.61             $12.74
    End of period                                                          $13.35              $12.68             $12.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                    $12.61              $11.73             $11.84
    End of period                                                          $12.12              $12.61             $11.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.60              $12.26             $11.52
    End of period                                                          $14.37              $13.60             $12.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.93              $11.85             $11.29
    End of period                                                          $13.65              $12.93             $11.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.845%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                    $15.50               N/A                 N/A
    End of period                                                          $16.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,185               N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $12.22               N/A                 N/A
    End of period                                                          $13.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,936               N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.22              $11.48             $10.92
    End of period                                                          $12.57              $15.22             $11.48
  Accumulation units outstanding
  at the end of period                                                     25,431                -                   -

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.37              $12.01             $11.67
    End of period                                                          $14.47              $13.37             $12.01
  Accumulation units outstanding
  at the end of period                                                       587                 43                 44

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.01              $16.67             $15.10
    End of period                                                          $18.40              $17.01             $16.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $11.83               N/A                 N/A
    End of period                                                          $11.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,212               N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                    $25.46               N/A                 N/A
    End of period                                                          $25.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,789               N/A                 N/A

JNL/Capital Guardian International Small Cap Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       451                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                    $23.94               N/A                 N/A
    End of period                                                          $25.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,987               N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $13.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     72,150               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $10.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,303               N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.19              $17.30             $16.65
    End of period                                                          $22.00              $20.19             $17.30
  Accumulation units outstanding
  at the end of period                                                      6,134                -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                           $9.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     173,493              N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                           $9.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,294               N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,499               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                           $9.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,991               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $13.06               N/A                 N/A
    End of period                                                          $11.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,107               N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.44              $16.16             $16.24
    End of period                                                          $17.09              $16.44             $16.16
  Accumulation units outstanding
  at the end of period                                                      3,536                68                 63

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.58              $11.18             $10.85
    End of period                                                          $12.57              $12.58             $11.18
  Accumulation units outstanding
  at the end of period                                                      7,504                46                 47

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       64                 N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $14.02              $10.93             $10.93
    End of period                                                          $15.25              $14.02             $10.93
  Accumulation units outstanding
  at the end of period                                                     27,676                -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $21.55               N/A                 N/A
    End of period                                                          $21.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       455                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.53              $13.49             $13.67
    End of period                                                          $13.98              $13.53             $13.49
  Accumulation units outstanding
  at the end of period                                                       343                 82                 75

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $11.16               N/A                 N/A
    End of period                                                          $13.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,803               N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.40              $16.52             $15.27
    End of period                                                          $17.41              $18.40             $16.52
  Accumulation units outstanding
  at the end of period                                                     18,172                -                   -

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.32              $13.49             $13.35
    End of period                                                          $13.87              $15.32             $13.49
  Accumulation units outstanding
  at the end of period                                                      2,098                38                 38

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1457)

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                           $9.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       748                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                    $11.45               N/A                 N/A
    End of period                                                          $10.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,509               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.62              $10.54             $10.63
    End of period                                                          $10.99              $10.62             $10.54
  Accumulation units outstanding
  at the end of period                                                     28,857                -                   -

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $5.47              $4.72                N/A
    End of period                                                           $5.55              $5.47                N/A
  Accumulation units outstanding
  at the end of period                                                     48,539                -                  N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                           $9.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,109               N/A                 N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.27              $8.16               $8.64
    End of period                                                          $10.08              $10.27              $8.16
  Accumulation units outstanding
  at the end of period                                                     53,224                -                   -

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $10.18               N/A
    End of period                                                          $10.21              $11.67               N/A
  Accumulation units outstanding
  at the end of period                                                     135,911               -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                     $8.93               N/A                 N/A
    End of period                                                           $8.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,338               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $13.46               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,629               N/A                 N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.92              $11.69             $10.72
    End of period                                                          $17.19              $15.92             $11.69
  Accumulation units outstanding
  at the end of period                                                     105,571               41                 47

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $11.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,888               N/A                 N/A

JNL/MCM Index 5 Division(1392)

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A                 N/A
    End of period                                                           $9.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,071               N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                    $17.52              $14.35             $12.56
    End of period                                                          $18.79              $17.52             $14.35
  Accumulation units outstanding
  at the end of period                                                     18,869                -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $11.69             $10.48
    End of period                                                          $13.31              $13.50             $11.69
  Accumulation units outstanding
  at the end of period                                                     442,966             14,664              8,680

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $11.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     123,499              N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $12.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,063               N/A                 N/A

JNL/MCM NYSE International 25 Division(1376)

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $11.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,076               N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $25.15              $21.42             $20.78
    End of period                                                          $33.06              $25.15             $21.42
  Accumulation units outstanding
  at the end of period                                                     38,359                -                   -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                    $12.73               N/A                 N/A
    End of period                                                          $12.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     53,487               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $10.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,581               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.30              $13.42             $11.99
    End of period                                                          $14.94              $14.30             $13.42
  Accumulation units outstanding
  at the end of period                                                     13,488                -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $10.22              $9.94
    End of period                                                          $11.65              $11.43             $10.22
  Accumulation units outstanding
  at the end of period                                                     19,508                -                   -

JNL/MCM S&P SMid 60 Division(1376)

  Accumulation unit value:
    Beginning of period                                                     $9.05               N/A                 N/A
    End of period                                                           $8.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,786               N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                    $18.48               N/A                 N/A
    End of period                                                          $16.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,311               N/A                 N/A

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.61              $12.80             $12.11
    End of period                                                          $13.90              $14.61             $12.80
  Accumulation units outstanding
  at the end of period                                                     13,972                -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.61              $5.28               $5.28
    End of period                                                           $6.25              $5.61               $5.28
  Accumulation units outstanding
  at the end of period                                                     27,760                -                   -

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                    $14.73              $15.37             $14.16
    End of period                                                          $17.11              $14.73             $15.37
  Accumulation units outstanding
  at the end of period                                                     117,282              516                  -

JNL/MCM VIP Division(1064)

  Accumulation unit value:
    Beginning of period                                                    $12.85              $12.55               N/A
    End of period                                                          $13.83              $12.85               N/A
  Accumulation units outstanding
  at the end of period                                                      6,292                -                  N/A

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.51              $11.89             $10.68
    End of period                                                          $13.96              $13.51             $11.89
  Accumulation units outstanding
  at the end of period                                                      3,713                44                 48

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,798               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(1163)

  Accumulation unit value:
    Beginning of period                                                    $12.66              $12.68               N/A
    End of period                                                          $13.31              $12.66               N/A
  Accumulation units outstanding
  at the end of period                                                     20,874               231                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $21.40               N/A                 N/A
    End of period                                                          $18.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,529               N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(1163)

  Accumulation unit value:
    Beginning of period                                                    $12.58              $12.14               N/A
    End of period                                                          $12.09              $12.58               N/A
  Accumulation units outstanding
  at the end of period                                                      7,663               248                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,127               N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $10.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,672               N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $10.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,320               N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.92               N/A                 N/A
    End of period                                                          $10.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,069               N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,353               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.62              $12.13             $11.27
    End of period                                                          $14.45              $13.62             $12.13
  Accumulation units outstanding
  at the end of period                                                     11,481                -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $11.01               N/A                 N/A
    End of period                                                          $11.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,260               N/A                 N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.57              $12.23             $11.50
    End of period                                                          $14.34              $13.57             $12.23
  Accumulation units outstanding
  at the end of period                                                     38,304                -                   -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $10.68             $10.36
    End of period                                                          $12.00              $11.46             $10.68
  Accumulation units outstanding
  at the end of period                                                     13,982                -                   -

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.90              $11.83             $11.48
    End of period                                                          $13.62              $12.90             $11.83
  Accumulation units outstanding
  at the end of period                                                     43,617              1,289                700


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                    $11.31               N/A                 N/A
    End of period                                                          $11.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       514                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                    $10.79               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,397               N/A                 N/A

JNL/S&P Total Yield Division(1451)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,353               N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.65              $20.50             $19.79
    End of period                                                          $23.66              $22.65             $20.50
  Accumulation units outstanding
  at the end of period                                                     16,809                -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.63             $10.64
    End of period                                                          $10.99              $10.80             $10.63
  Accumulation units outstanding
  at the end of period                                                     29,028                -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.67              $16.73             $15.75
    End of period                                                          $20.61              $19.67             $16.73
  Accumulation units outstanding
  at the end of period                                                      1,848                -                   -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.57              $23.14             $22.03
    End of period                                                          $27.36              $25.57             $23.14
  Accumulation units outstanding
  at the end of period                                                      2,674                93                 93

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.53              $32.30             $28.95
    End of period                                                          $38.19              $33.53             $32.30
  Accumulation units outstanding
  at the end of period                                                      7,443                17                 17

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.87              $12.75             $12.54
    End of period                                                          $14.58              $14.87             $12.75
  Accumulation units outstanding
  at the end of period                                                      3,676               161                 166
Accumulation Unit Values
Contract with Endorsements - 2.85%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                    $15.03              $12.61             $11.32
    End of period                                                          $16.03              $15.03             $12.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $11.13             $10.55
    End of period                                                          $13.13              $11.67             $11.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.22              $11.48             $10.82
    End of period                                                          $12.57              $15.22             $11.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.36              $12.01             $11.03
    End of period                                                          $14.46              $13.36             $12.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.00              $16.67             $15.09
    End of period                                                          $18.39              $17.00             $16.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $8.84
    End of period                                                            N/A                N/A               $48.14
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.19              $9.42
    End of period                                                          $11.52              $10.98             $10.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                    $23.49              $23.10             $22.10
    End of period                                                          $25.05              $23.49             $23.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.72              $15.31             $15.03
    End of period                                                          $16.34              $16.72             $15.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.18              $17.29             $16.64
    End of period                                                          $21.99              $20.18             $17.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.42              $10.83             $10.84
    End of period                                                          $11.35              $12.42             $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.44              $16.16             $16.17
    End of period                                                          $17.08              $16.44             $16.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.57              $11.18             $10.71
    End of period                                                          $12.56              $12.57             $11.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.01              $10.92              $9.29
    End of period                                                          $15.25              $14.01             $10.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $20.58              $18.85             $18.89
    End of period                                                          $21.62              $20.58             $18.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.53              $13.48             $13.62
    End of period                                                          $13.99              $13.53             $13.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.39              $16.52             $15.27
    End of period                                                          $17.41              $18.39             $16.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.31              $13.48             $12.70
    End of period                                                          $13.86              $15.31             $13.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $10.46             $11.27
    End of period                                                          $10.78              $11.42             $10.46
  Accumulation units outstanding
  at the end of period                                                       820                860                 873

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.62              $10.54             $10.66
    End of period                                                          $10.98              $10.62             $10.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $5.47              $4.72                N/A
    End of period                                                           $5.55              $5.47                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.27              $8.15               $8.76
    End of period                                                          $10.08              $10.27              $8.15
  Accumulation units outstanding
  at the end of period                                                       888                961                1,138

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $11.41               N/A
    End of period                                                          $10.21              $11.67               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.84              $7.78               $7.58
    End of period                                                           $8.91              $8.84               $7.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.92              $11.69             $10.72
    End of period                                                          $17.19              $15.92             $11.69
  Accumulation units outstanding
  at the end of period                                                       519                640                 796

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.44              $9.87
    End of period                                                          $11.27              $10.78             $10.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.52              $14.35             $12.71
    End of period                                                          $18.79              $17.52             $14.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $11.69             $10.66
    End of period                                                          $13.31              $13.50             $11.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.39              $9.90
    End of period                                                          $12.24              $10.57             $10.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.14              $21.42             $16.27
    End of period                                                          $33.05              $25.14             $21.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $12.31             $10.17
    End of period                                                          $12.78              $12.52             $12.31
  Accumulation units outstanding
  at the end of period                                                       719                795                 739


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.30              $13.41             $11.99
    End of period                                                          $14.93              $14.30             $13.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $10.22              $9.93
    End of period                                                          $11.65              $11.43             $10.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.22              $18.06             $17.47
    End of period                                                          $16.72              $19.22             $18.06
  Accumulation units outstanding
  at the end of period                                                       516                511                 504

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.61              $12.80             $12.11
    End of period                                                          $13.90              $14.61             $12.80
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.61              $5.28               $5.28
    End of period                                                           $6.24              $5.61               $5.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                    $14.73              $15.37             $12.13
    End of period                                                          $17.11              $14.73             $15.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.84              $11.78             $10.81
    End of period                                                          $13.82              $12.84             $11.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $11.89             $10.34
    End of period                                                          $13.95              $13.50             $11.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.65              $12.58             $12.65
    End of period                                                          $13.31              $12.65             $12.58
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $20.59              $18.57             $18.02
    End of period                                                          $18.58              $20.59             $18.57
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $13.99
    End of period                                                            N/A                N/A               $14.17
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.59              $11.71             $11.76
    End of period                                                          $12.13              $12.59             $11.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.31              $17.58             $17.06
    End of period                                                          $17.71              $19.31             $17.58
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.62              $12.12             $11.27
    End of period                                                          $14.45              $13.62             $12.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.36             $10.17
    End of period                                                          $11.22              $10.86             $10.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.57              $12.23             $11.49
    End of period                                                          $14.33              $13.57             $12.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $11.46              $10.68             $10.33
    End of period                                                          $12.00              $11.46             $10.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.89              $11.83             $11.27
    End of period                                                          $13.61              $12.89             $11.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.64              $20.50             $19.79
    End of period                                                          $23.65              $22.64             $20.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.61             $10.60
    End of period                                                          $10.97              $10.78             $10.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.67              $16.73             $15.75
    End of period                                                          $20.61              $19.67             $16.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.56              $23.13             $22.01
    End of period                                                          $27.35              $25.56             $23.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $33.51              $32.29             $28.24
    End of period                                                          $38.17              $33.51             $32.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.87              $12.75             $12.13
    End of period                                                          $14.58              $14.87             $12.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -
Accumulation Unit Values
Contract with Endorsements - 2.86%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.01              $12.60             $11.43
    End of period                                                          $16.01              $15.01             $12.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $11.13             $10.55
    End of period                                                          $13.12              $11.67             $11.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division(1021)

  Accumulation unit value:
    Beginning of period                                                    $15.22              $12.38               N/A
    End of period                                                          $12.57              $15.22               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.35              $12.00             $11.03
    End of period                                                          $14.45              $13.35             $12.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                    $16.98              $16.65             $14.73
    End of period                                                          $18.36              $16.98             $16.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $8.84
    End of period                                                            N/A                N/A                $9.15
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.19              $9.41
    End of period                                                          $11.51              $10.97             $10.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                    $21.99              $19.97             $19.05
    End of period                                                          $25.78              $21.99             $19.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.46              $23.08             $22.22
    End of period                                                          $25.01              $23.46             $23.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $13.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       94                 N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $16.71              $15.30             $14.84
    End of period                                                          $16.33              $16.71             $15.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.16              $17.28             $16.63
    End of period                                                          $21.96              $20.16             $17.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                           $9.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       99                 N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.38              $10.82             $10.94
    End of period                                                          $11.29              $12.38             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.42              $16.14             $16.16
    End of period                                                          $17.07              $16.42             $16.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Mid Cap Value Division(1196)

  Accumulation unit value:
    Beginning of period                                                    $12.57              $12.45               N/A
    End of period                                                          $12.55              $12.57               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.00              $10.91              $9.28
    End of period                                                          $15.23              $14.00             $10.91
  Accumulation units outstanding
  at the end of period                                                       184                 -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.51              $13.47             $13.60
    End of period                                                          $13.97              $13.51             $13.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $10.89               N/A                 N/A
    End of period                                                          $13.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       79                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.37              $16.50             $15.25
    End of period                                                          $17.39              $18.37             $16.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.29              $13.47             $12.69
    End of period                                                          $13.85              $15.29             $13.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.46             $10.69
    End of period                                                          $10.77              $11.41             $10.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.54             $10.66
    End of period                                                          $10.97              $10.61             $10.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(1209)

  Accumulation unit value:
    Beginning of period                                                     $5.47              $5.32                N/A
    End of period                                                           $5.54              $5.47                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.53              $9.55               $9.20
    End of period                                                           $9.43              $10.53              $9.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.26              $8.15               $8.64
    End of period                                                          $10.07              $10.26              $8.15
  Accumulation units outstanding
  at the end of period                                                       248                 -                   -

JNL/MCM Dow Dividend Division(1050)

  Accumulation unit value:
    Beginning of period                                                    $11.67              $10.05               N/A
    End of period                                                          $10.20              $11.67               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.82              $7.77               $7.57
    End of period                                                           $8.89              $8.82               $7.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $11.57             $11.01
    End of period                                                          $10.71              $13.34             $11.57
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.90              $11.68             $10.45
    End of period                                                          $17.17              $15.90             $11.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.43              $9.87
    End of period                                                          $11.26              $10.77             $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.50              $14.34             $12.70
    End of period                                                          $18.78              $17.50             $14.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $11.69             $11.24
    End of period                                                          $13.31              $13.50             $11.69
  Accumulation units outstanding
  at the end of period                                                      1,730              1,659               1,291

JNL/MCM JNL Optimized 5 Division(1103)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $9.45                N/A
    End of period                                                          $11.73              $10.63               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.39             $10.50
    End of period                                                          $12.23              $10.57             $10.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.13              $21.40             $16.27
    End of period                                                          $33.03              $25.13             $21.40
  Accumulation units outstanding
  at the end of period                                                       32                  -                   -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $12.30              $9.26
    End of period                                                          $12.77              $12.51             $12.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1196)

  Accumulation unit value:
    Beginning of period                                                    $10.11              $10.28               N/A
    End of period                                                          $10.56              $10.11               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.29              $13.41             $11.99
    End of period                                                          $14.92              $14.29             $13.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.42              $10.21              $9.93
    End of period                                                          $11.64              $11.42             $10.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.21              $18.05             $16.02
    End of period                                                          $16.71              $19.21             $18.05
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.60              $12.79             $12.10
    End of period                                                          $13.89              $14.60             $12.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.60              $5.27               $4.93
    End of period                                                           $6.24              $5.60               $5.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.73              $15.37             $11.33
    End of period                                                          $17.10              $14.73             $15.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.84              $11.78             $10.81
    End of period                                                          $13.82              $12.84             $11.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $13.50              $11.88             $10.39
    End of period                                                          $13.95              $13.50             $11.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       95                 N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.64              $12.57             $12.64
    End of period                                                          $13.29              $12.64             $12.57
  Accumulation units outstanding
  at the end of period                                                       76                  -                   -

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.50              $18.54             $17.37
    End of period                                                          $18.47              $20.50             $18.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $13.98
    End of period                                                            N/A                N/A               $14.16
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.57              $11.70             $11.75
    End of period                                                          $12.08              $12.57             $11.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.93              $7.71               $6.95
    End of period                                                           $7.65              $7.93               $7.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.61              $12.11             $11.26
    End of period                                                          $14.43              $13.61             $12.11
  Accumulation units outstanding
  at the end of period                                                       188                 -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.36             $10.11
    End of period                                                          $11.22              $10.86             $10.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.55              $12.22             $11.70
    End of period                                                          $14.32              $13.55             $12.22
  Accumulation units outstanding
  at the end of period                                                      6,542              6,609               4,923

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $10.68             $10.36
    End of period                                                          $12.00              $11.46             $10.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.88              $11.82             $11.26
    End of period                                                          $13.60              $12.88             $11.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.61              $20.47             $19.77
    End of period                                                          $23.62              $22.61             $20.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.61             $10.62
    End of period                                                          $10.97              $10.78             $10.61
  Accumulation units outstanding
  at the end of period                                                     12,838              10,575                -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.66              $16.73             $15.75
    End of period                                                          $20.60              $19.66             $16.73
  Accumulation units outstanding
  at the end of period                                                       131                 -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.52              $23.10             $21.98
    End of period                                                          $27.31              $25.52             $23.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $33.47              $32.25             $28.21
    End of period                                                          $38.12              $33.47             $32.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.86              $12.74             $12.12
    End of period                                                          $14.56              $14.86             $12.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -



Accumulation Unit Values
Contract with Endorsements - 2.87%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $14.69               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       785                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                    $23.60               N/A                 N/A
    End of period                                                          $21.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       489                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                           $9.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,189               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,160               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.63               N/A                 N/A
    End of period                                                           $9.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,169               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $13.63               N/A                 N/A
    End of period                                                          $11.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       846                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $13.82               N/A                 N/A
    End of period                                                          $12.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       834                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.99              $10.90              $9.28
    End of period                                                          $15.21              $13.99             $10.90
  Accumulation units outstanding
  at the end of period                                                       730                 -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $10.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,201               N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                    $18.33               N/A                 N/A
    End of period                                                          $17.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       629                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.10              $21.38             $16.25
    End of period                                                          $32.99              $25.10             $21.38
  Accumulation units outstanding
  at the end of period                                                       376                 -                   -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $12.56             $12.63
    End of period                                                          $13.28              $12.63             $12.56
  Accumulation units outstanding
  at the end of period                                                       929                 -                   -

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                    $12.60               N/A                 N/A
    End of period                                                          $12.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       915                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $10.68             $10.40
    End of period                                                          $11.99              $11.46             $10.68
  Accumulation units outstanding
  at the end of period                                                      6,738              6,738               5,447

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.60             $10.58
    End of period                                                          $10.95              $10.76             $10.60
  Accumulation units outstanding
  at the end of period                                                      2,659              2,662               2,666

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $38.87               N/A                 N/A
    End of period                                                          $38.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       297                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.895%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(1154)

  Accumulation unit value:
    Beginning of period                                                    $14.95              $13.73               N/A
    End of period                                                          $15.94              $14.95               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Large Cap Growth Division(1154)

  Accumulation unit value:
    Beginning of period                                                    $11.64              $10.95               N/A
    End of period                                                          $13.09              $11.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.21              $11.48             $11.08
    End of period                                                          $12.55              $15.21             $11.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                    $16.92              $16.59             $16.18
    End of period                                                          $18.29              $16.92             $16.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division(1154)

  Accumulation unit value:
    Beginning of period                                                    $21.90              $20.18               N/A
    End of period                                                          $25.67              $21.90               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division(1154)

  Accumulation unit value:
    Beginning of period                                                    $20.09              $18.64               N/A
    End of period                                                          $21.87              $20.09               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(1154)

  Accumulation unit value:
    Beginning of period                                                    $12.37              $11.45               N/A
    End of period                                                          $11.28              $12.37               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division(1154)

  Accumulation unit value:
    Beginning of period                                                    $12.56              $11.53               N/A
    End of period                                                          $12.54              $12.56               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $13.95              $10.88              $9.24
    End of period                                                          $15.18              $13.95             $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $20.42              $18.76             $18.25
    End of period                                                          $21.42              $20.42             $18.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $18.32              $16.46             $16.03
    End of period                                                          $17.33              $18.32             $16.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $15.24              $13.43             $12.87
    End of period                                                          $13.80              $15.24             $13.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.38              $10.43             $10.67
    End of period                                                          $10.74              $11.38             $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.59              $10.52             $10.62
    End of period                                                          $10.95              $10.59             $10.52
  Accumulation units outstanding
  at the end of period                                                       786                786                 786

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.51              $9.53               $9.83
    End of period                                                           $9.40              $10.51              $9.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.23              $8.13               $8.62
    End of period                                                          $10.04              $10.23              $8.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.31              $11.55             $10.99
    End of period                                                          $10.69              $13.31             $11.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.86              $11.65             $10.43
    End of period                                                          $17.12              $15.86             $11.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.41              $9.85
    End of period                                                          $11.23              $10.75             $10.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.47              $14.32             $13.34
    End of period                                                          $18.74              $17.47             $14.32
  Accumulation units outstanding
  at the end of period                                                       505                505                 506


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.49              $11.69             $10.43
    End of period                                                          $13.29              $13.49             $11.69
  Accumulation units outstanding
  at the end of period                                                      2,976              85,766             31,259

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $10.38             $10.50
    End of period                                                          $12.22              $10.56             $10.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.06              $21.36             $16.24
    End of period                                                          $32.94              $25.06             $21.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.48              $12.27              $9.24
    End of period                                                          $12.73              $12.48             $12.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division(1223)

  Accumulation unit value:
    Beginning of period                                                    $10.10              $10.10               N/A
    End of period                                                          $10.56              $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.27              $13.39             $12.61
    End of period                                                          $14.89              $14.27             $13.39
  Accumulation units outstanding
  at the end of period                                                       528                528                 529

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $10.20             $10.14
    End of period                                                          $11.62              $11.40             $10.20
  Accumulation units outstanding
  at the end of period                                                      1,518              1,518               1,519

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.16              $18.01             $15.99
    End of period                                                          $16.66              $19.16             $18.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.58              $12.77             $12.42
    End of period                                                          $13.86              $14.58             $12.77
  Accumulation units outstanding
  at the end of period                                                       551                551                 551


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.72              $15.36             $12.88
    End of period                                                          $17.08              $14.72             $15.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                  843

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.83              $11.77             $10.49
    End of period                                                          $13.80              $12.83             $11.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                 1,100

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.48              $11.86             $10.32
    End of period                                                          $13.92              $13.48             $11.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.60              $12.53             $12.61
    End of period                                                          $13.25              $12.60             $12.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Core Equity Division(1154)

  Accumulation unit value:
    Beginning of period                                                    $20.41              $18.75               N/A
    End of period                                                          $18.39              $20.41               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(1112)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $11.79               N/A
    End of period                                                          $12.03              $12.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                     $7.91              $7.70               $7.40
    End of period                                                           $7.63              $7.91               $7.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                    $13.56              $12.08             $11.61
    End of period                                                          $14.38              $13.56             $12.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.51              $12.19             $11.46
    End of period                                                          $14.27              $13.51             $12.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $11.45              $10.68             $10.57
    End of period                                                          $11.98              $11.45             $10.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.84              $11.78             $11.24
    End of period                                                          $13.55              $12.84             $11.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.57             $10.55
    End of period                                                          $10.92              $10.73             $10.57
  Accumulation units outstanding
  at the end of period                                                     100,650               -                66,980

JNL/Select Value Division(1154)

  Accumulation unit value:
    Beginning of period                                                    $19.63              $18.40               N/A
    End of period                                                          $20.56              $19.63               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.42              $23.01             $21.91
    End of period                                                          $27.19              $25.42             $23.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $33.34              $32.13             $28.11
    End of period                                                          $37.95              $33.34             $32.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                    $14.82              $12.71             $12.05
    End of period                                                          $14.52              $14.82             $12.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -
Accumulation Unit Values
Contract with Endorsements - 2.90%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.94              $12.55             $11.39
    End of period                                                          $15.93              $14.94             $12.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.67              $11.12             $11.23
    End of period                                                          $13.12              $11.67             $11.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.21              $11.48             $10.95
    End of period                                                          $12.55              $15.21             $11.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.32              $11.98             $11.01
    End of period                                                          $14.41              $13.32             $11.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.91              $16.58             $15.17
    End of period                                                          $18.28              $16.91             $16.58
  Accumulation units outstanding
  at the end of period                                                        -                3,892               3,663


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.16              $9.40
    End of period                                                          $11.47              $10.94             $10.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.64              $15.24             $14.96
    End of period                                                          $16.25              $16.64             $15.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.08              $17.21             $17.27
    End of period                                                          $21.86              $20.08             $17.21
  Accumulation units outstanding
  at the end of period                                                      1,841              2,100               2,190

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.37              $10.82             $10.47
    End of period                                                          $11.28              $12.37             $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.34              $16.07             $16.18
    End of period                                                          $16.98              $16.34             $16.07
  Accumulation units outstanding
  at the end of period                                                     10,494              9,899               9,653

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.95              $10.88              $9.26
    End of period                                                          $15.17              $13.95             $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.41              $18.75             $17.87
    End of period                                                          $21.41              $20.41             $18.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.45              $13.41             $13.55
    End of period                                                          $13.90              $13.45             $13.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.31              $16.45             $15.68
    End of period                                                          $17.32              $18.31             $16.45
  Accumulation units outstanding
  at the end of period                                                      1,673              1,851               1,866

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.24              $13.43             $12.65
    End of period                                                          $13.79              $15.24             $13.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.37              $10.43             $10.67
    End of period                                                          $10.73              $11.37             $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.59              $10.52             $10.65
    End of period                                                          $10.95              $10.59             $10.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $5.45              $4.71                N/A
    End of period                                                           $5.52              $5.45                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.23              $8.13               $8.62
    End of period                                                          $10.04              $10.23              $8.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $11.41               N/A
    End of period                                                          $10.20              $11.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.86              $11.65             $10.69
    End of period                                                          $17.11              $15.86             $11.65
  Accumulation units outstanding
  at the end of period                                                      1,886              2,371               2,655

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.40             $10.40
    End of period                                                          $11.23              $10.76             $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.47              $14.32             $12.69
    End of period                                                          $18.73              $17.47             $14.32
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                    $13.49              $11.69             $10.88
    End of period                                                          $13.29              $13.49             $11.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL Optimized 5 Division(1145)

  Accumulation unit value:
    Beginning of period                                                    $10.63              $9.73                N/A
    End of period                                                          $11.72              $10.63               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.05              $21.35             $16.23
    End of period                                                          $32.92              $25.05             $21.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $12.27             $10.15
    End of period                                                          $12.73              $12.47             $12.27
  Accumulation units outstanding
  at the end of period                                                     12,947              12,087             12,244


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.27              $13.39             $11.97
    End of period                                                          $14.89              $14.27             $13.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $10.20              $9.92
    End of period                                                          $11.61              $11.40             $10.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.15              $18.00             $15.98
    End of period                                                          $16.65              $19.15             $18.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.57              $12.77             $12.09
    End of period                                                          $13.86              $14.57             $12.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.59              $5.26               $5.26
    End of period                                                           $6.22              $5.59               $5.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                    $14.71              $15.36             $13.60
    End of period                                                          $17.08              $14.71             $15.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                    $12.83              $11.77             $11.00
    End of period                                                          $13.80              $12.83             $11.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.47              $11.86             $10.66
    End of period                                                          $13.91              $13.47             $11.86
  Accumulation units outstanding
  at the end of period                                                      2,359              2,560               2,597

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.39              $8.24               $7.57
    End of period                                                           $9.02              $8.39               $8.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.60              $12.53             $12.58
    End of period                                                          $13.24              $12.60             $12.53
  Accumulation units outstanding
  at the end of period                                                      9,621              8,898               8,667

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $13.93
    End of period                                                            N/A                N/A               $14.10
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $11.66             $11.90
    End of period                                                          $12.03              $12.52             $11.66
  Accumulation units outstanding
  at the end of period                                                      6,786              6,595               6,617

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.90              $7.70               $6.94
    End of period                                                           $7.62              $7.90               $7.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.36             $10.17
    End of period                                                          $11.20              $10.85             $10.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.84              $11.78             $11.23
    End of period                                                          $13.55              $12.84             $11.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.51              $20.39             $19.69
    End of period                                                          $23.50              $22.51             $20.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.56             $10.58
    End of period                                                          $10.91              $10.73             $10.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.62              $16.70             $16.44
    End of period                                                          $20.55              $19.62             $16.70
  Accumulation units outstanding
  at the end of period                                                      2,824              3,062               3,200

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.41              $23.00             $21.90
    End of period                                                          $27.17              $25.41             $23.00
  Accumulation units outstanding
  at the end of period                                                      2,497                -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.32              $32.11             $28.80
    End of period                                                          $37.93              $33.32             $32.11
  Accumulation units outstanding
  at the end of period                                                       897                967                 953

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.82              $12.71             $12.10
    End of period                                                          $14.52              $14.82             $12.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -
Accumulation Unit Values
Contract with Endorsements - 2.91%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.93              $12.53             $11.94
    End of period                                                          $15.91              $14.93             $12.53
  Accumulation units outstanding
  at the end of period                                                       228                 57                 64

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.64              $11.11             $10.53
    End of period                                                          $13.08              $11.64             $11.11
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.20              $11.48             $11.33
    End of period                                                          $12.55              $15.20             $11.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.32              $11.98             $11.01
    End of period                                                          $14.41              $13.32             $11.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.89              $16.57             $15.01
    End of period                                                          $18.26              $16.89             $16.57
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $8.81
    End of period                                                            N/A                N/A                $9.11
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.93              $10.16              $9.39
    End of period                                                          $11.46              $10.93             $10.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.33              $22.96             $22.11
    End of period                                                          $24.86              $23.33             $22.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.62              $15.23             $14.95
    End of period                                                          $16.23              $16.62             $15.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.06              $17.20             $17.26
    End of period                                                          $21.84              $20.06             $17.20
  Accumulation units outstanding
  at the end of period                                                       92                 108                 106

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.37              $10.82             $10.99
    End of period                                                          $11.28              $12.37             $10.82
  Accumulation units outstanding
  at the end of period                                                       159                166                 165

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.33              $16.06             $16.16
    End of period                                                          $16.97              $16.33             $16.06
  Accumulation units outstanding
  at the end of period                                                       541                510                 507

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.56              $11.17             $11.13
    End of period                                                          $12.54              $12.56             $11.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       287                N/A                 N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.94              $10.87              $9.74
    End of period                                                          $15.16              $13.94             $10.87
  Accumulation units outstanding
  at the end of period                                                       457                 97                 115


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.39              $18.73             $17.85
    End of period                                                          $21.38              $20.39             $18.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.44              $13.40             $13.50
    End of period                                                          $13.88              $13.44             $13.40
  Accumulation units outstanding
  at the end of period                                                       325                281                 269

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.29              $16.44             $15.20
    End of period                                                          $17.30              $18.29             $16.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.22              $13.42             $13.39
    End of period                                                          $13.78              $15.22             $13.42
  Accumulation units outstanding
  at the end of period                                                       134                140                 133

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.36              $10.42             $11.23
    End of period                                                          $10.72              $11.36             $10.42
  Accumulation units outstanding
  at the end of period                                                      1,152               183                 194

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.59              $10.52             $10.64
    End of period                                                          $10.94              $10.59             $10.52
  Accumulation units outstanding
  at the end of period                                                       829                 -                   -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.45              $4.12               $4.13
    End of period                                                           $5.52              $5.45               $4.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.22              $8.12               $8.73
    End of period                                                          $10.03              $10.22              $8.12
  Accumulation units outstanding
  at the end of period                                                      1,301               242                 256

JNL/MCM Dow Dividend Division(1121)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $10.91               N/A
    End of period                                                          $10.19              $11.66               N/A
  Accumulation units outstanding
  at the end of period                                                      4,429                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.79              $7.74               $7.55
    End of period                                                           $8.85              $8.79               $7.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.30              $11.53             $10.98
    End of period                                                          $10.67              $13.30             $11.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.84              $11.64             $10.68
    End of period                                                          $17.10              $15.84             $11.64
  Accumulation units outstanding
  at the end of period                                                       796                172                 182

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.40              $9.84
    End of period                                                          $11.21              $10.73             $10.40
  Accumulation units outstanding
  at the end of period                                                       125                 -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.46              $14.31             $13.33
    End of period                                                          $18.72              $17.46             $14.31
  Accumulation units outstanding
  at the end of period                                                       917                667                 745


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.49              $11.68             $11.24
    End of period                                                          $13.28              $13.49             $11.68
  Accumulation units outstanding
  at the end of period                                                     24,091              25,439             20,741

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.56              $10.38              $9.22
    End of period                                                          $12.21              $10.56             $10.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.04              $21.34             $19.61
    End of period                                                          $32.89              $25.04             $21.34
  Accumulation units outstanding
  at the end of period                                                       731                793                 820

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $12.26             $10.14
    End of period                                                          $12.72              $12.47             $12.26
  Accumulation units outstanding
  at the end of period                                                      1,034               161                 170


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.26              $13.38             $12.60
    End of period                                                          $14.88              $14.26             $13.38
  Accumulation units outstanding
  at the end of period                                                       566                400                 391

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.19             $10.14
    End of period                                                          $11.61              $11.39             $10.19
  Accumulation units outstanding
  at the end of period                                                      2,949              3,025               3,057

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.13              $17.99             $17.41
    End of period                                                          $16.64              $19.13             $17.99
  Accumulation units outstanding
  at the end of period                                                       713                111                 117

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.57              $12.76             $12.08
    End of period                                                          $13.85              $14.57             $12.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.59              $5.26               $5.09
    End of period                                                           $6.21              $5.59               $5.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.71              $15.36             $12.59
    End of period                                                          $17.07              $14.71             $15.36
  Accumulation units outstanding
  at the end of period                                                      3,128              5,582               5,946

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.83              $11.77             $11.33
    End of period                                                          $13.80              $12.83             $11.77
  Accumulation units outstanding
  at the end of period                                                       833               4,527                881

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.46              $11.85             $10.65
    End of period                                                          $13.90              $13.46             $11.85
  Accumulation units outstanding
  at the end of period                                                       301                301                 302

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.39              $8.23               $7.56
    End of period                                                           $9.02              $8.39               $8.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.58              $12.52             $12.57
    End of period                                                          $13.23              $12.58             $12.52
  Accumulation units outstanding
  at the end of period                                                       999                371                1,520

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.38              $18.44             $17.28
    End of period                                                          $18.36              $20.38             $18.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $13.91
    End of period                                                            N/A                N/A               $14.09
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.51              $11.66             $11.89
    End of period                                                          $12.02              $12.51             $11.66
  Accumulation units outstanding
  at the end of period                                                       347                310                 309

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.18              $17.47             $16.96
    End of period                                                          $17.58              $19.18             $17.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.90              $7.69               $6.94
    End of period                                                           $7.62              $7.90               $7.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.55              $12.07             $11.23
    End of period                                                          $14.36              $13.55             $12.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.36             $10.37
    End of period                                                          $11.20              $10.85             $10.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $12.17             $11.45
    End of period                                                          $14.25              $13.50             $12.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.83              $11.77             $11.42
    End of period                                                          $13.53              $12.83             $11.77
  Accumulation units outstanding
  at the end of period                                                      6,633              6,633               6,096


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.48              $20.37             $19.67
    End of period                                                          $23.47              $22.48             $20.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.55             $10.57
    End of period                                                          $10.90              $10.71             $10.55
  Accumulation units outstanding
  at the end of period                                                      2,904                -                   -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.62              $16.70             $15.73
    End of period                                                          $20.55              $19.62             $16.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.38              $22.98             $21.96
    End of period                                                          $27.14              $25.38             $22.98
  Accumulation units outstanding
  at the end of period                                                       232                250                 243

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.28              $32.08             $28.77
    End of period                                                          $37.88              $33.28             $32.08
  Accumulation units outstanding
  at the end of period                                                       55                  61                 60

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.81              $12.70             $12.50
    End of period                                                          $14.50              $14.81             $12.70
  Accumulation units outstanding
  at the end of period                                                       398                427                 438
Accumulation Unit Values
Contract with Endorsements - 2.92%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(997)

  Accumulation unit value:
    Beginning of period                                                    $15.20              $12.02               N/A
    End of period                                                          $12.55              $15.20               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.21              $8.11               $8.35
    End of period                                                          $10.02              $10.21              $8.11
  Accumulation units outstanding
  at the end of period                                                      4,607              9,754              10,330

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                    $16.80               N/A                 N/A
    End of period                                                          $17.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,737               N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.48              $11.68             $11.48
    End of period                                                          $13.28              $13.48             $11.68
  Accumulation units outstanding
  at the end of period                                                     10,289              10,739              5,780

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $25.01              $21.31             $20.89
    End of period                                                          $32.85              $25.01             $21.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.71              $15.35             $12.99
    End of period                                                          $17.07              $14.71             $15.35
  Accumulation units outstanding
  at the end of period                                                      3,044              6,359               6,635

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.54              $12.06             $11.22
    End of period                                                          $14.35              $13.54             $12.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.48              $12.16             $11.44
    End of period                                                          $14.23              $13.48             $12.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $11.76             $11.45
    End of period                                                          $13.52              $12.81             $11.76
  Accumulation units outstanding
  at the end of period                                                     38,522              40,368             32,559


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.54             $10.52
    End of period                                                          $10.89              $10.70             $10.54
  Accumulation units outstanding
  at the end of period                                                       983               1,028               7,164

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.945%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.14              $9.30
    End of period                                                          $11.43              $10.91             $10.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.55              $11.17             $11.03
    End of period                                                          $12.53              $12.55             $11.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $13.89              $10.84             $10.34
    End of period                                                          $15.10              $13.89             $10.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $18.23              $16.39             $14.90
    End of period                                                          $17.24              $18.23             $16.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                    $10.19              $8.10               $8.32
    End of period                                                           $9.99              $10.19              $8.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $13.26              $11.50             $10.68
    End of period                                                          $10.64              $13.26             $11.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.80              $11.61             $10.66
    End of period                                                          $17.04              $15.80             $11.61
  Accumulation units outstanding
  at the end of period                                                      8,138              4,439               4,441

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.37              $9.99
    End of period                                                          $11.17              $10.70             $10.37
  Accumulation units outstanding
  at the end of period                                                      3,099              3,099               3,222

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.47              $11.68             $11.29
    End of period                                                          $13.27              $13.47             $11.68
  Accumulation units outstanding
  at the end of period                                                     43,461              58,616             58,674

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $24.96              $21.28             $16.51
    End of period                                                          $32.78              $24.96             $21.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                    $12.43              $12.23              $9.06
    End of period                                                          $12.67              $12.43             $12.23
  Accumulation units outstanding
  at the end of period                                                     14,059              3,168                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                    $14.54              $12.74             $11.83
    End of period                                                          $13.82              $14.54             $12.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.57              $5.24               $4.91
    End of period                                                           $6.19              $5.57               $5.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.70              $15.35             $12.89
    End of period                                                          $17.05              $14.70             $15.35
  Accumulation units outstanding
  at the end of period                                                        -                1,422               3,798

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $13.44              $11.83             $10.20
    End of period                                                          $13.87              $13.44             $11.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                     $7.88              $7.68               $6.81
    End of period                                                           $7.60              $7.88               $7.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.50              $12.04             $11.20
    End of period                                                          $14.31              $13.50             $12.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.35             $10.29
    End of period                                                          $11.19              $10.84             $10.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                    $13.45              $12.14             $11.63
    End of period                                                          $14.20              $13.45             $12.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $11.44              $10.67             $10.48
    End of period                                                          $11.96              $11.44             $10.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.51             $10.50
    End of period                                                          $10.85              $10.67             $10.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.27              $22.89             $21.80
    End of period                                                          $27.02              $25.27             $22.89
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.14              $31.96             $28.67
    End of period                                                          $37.71              $33.14             $31.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                 1,109

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 2.95%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $11.09             $10.51
    End of period                                                          $13.05              $11.61             $11.09
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.19              $11.47             $10.68
    End of period                                                          $12.54              $15.19             $11.47
  Accumulation units outstanding
  at the end of period                                                        -                 237                 385

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.14             $10.09
    End of period                                                          $11.43              $10.90             $10.14
  Accumulation units outstanding
  at the end of period                                                      4,089              4,067               3,971

JNL/Capital Guardian Global Diversified Research Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.76              $19.78             $18.92
    End of period                                                          $25.49              $21.76             $19.78
  Accumulation units outstanding
  at the end of period                                                       299                311                 310

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.55              $15.17             $14.90
    End of period                                                          $16.16              $16.55             $15.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.25              $15.99             $16.10
    End of period                                                          $16.88              $16.25             $15.99
  Accumulation units outstanding
  at the end of period                                                       848                778                 732

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.37              $13.34             $13.48
    End of period                                                          $13.81              $13.37             $13.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.23              $16.39             $15.58
    End of period                                                          $17.23              $18.23             $16.39
  Accumulation units outstanding
  at the end of period                                                        -                 399                 399

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.33              $10.40             $11.21
    End of period                                                          $10.69              $11.33             $10.40
  Accumulation units outstanding
  at the end of period                                                      2,717              5,298               4,953

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $10.50             $10.39
    End of period                                                          $10.92              $10.56             $10.50
  Accumulation units outstanding
  at the end of period                                                      2,154              2,085               1,913

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.19              $8.10               $8.71
    End of period                                                           $9.99              $10.19              $8.10
  Accumulation units outstanding
  at the end of period                                                      6,308              6,374               7,546

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                    $11.93               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,870               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.80              $11.61             $10.66
    End of period                                                          $17.04              $15.80             $11.61
  Accumulation units outstanding
  at the end of period                                                      8,181              11,403             11,548

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.47              $11.68             $11.24
    End of period                                                          $13.27              $13.47             $11.68
  Accumulation units outstanding
  at the end of period                                                     23,403              25,586             26,911

JNL/MCM JNL Optimized 5 Division(1215)

  Accumulation unit value:
    Beginning of period                                                    $10.62              $10.76               N/A
    End of period                                                          $11.71              $10.62               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 336                 N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.37              $9.95
    End of period                                                          $12.20              $10.55             $10.37
  Accumulation units outstanding
  at the end of period                                                      5,282              5,412               5,476

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.95              $21.27             $21.86
    End of period                                                          $32.77              $24.95             $21.27
  Accumulation units outstanding
  at the end of period                                                       764                906                 924

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.43              $12.23             $10.12
    End of period                                                          $12.67              $12.43             $12.23
  Accumulation units outstanding
  at the end of period                                                      1,882              4,022               3,620


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.37              $10.18             $10.13
    End of period                                                          $11.58              $11.37             $10.18
  Accumulation units outstanding
  at the end of period                                                      1,786              1,788               1,764

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.08              $17.94             $17.37
    End of period                                                          $16.58              $19.08             $17.94
  Accumulation units outstanding
  at the end of period                                                      2,065              2,554               2,788

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.54              $12.74             $12.50
    End of period                                                          $13.81              $14.54             $12.74
  Accumulation units outstanding
  at the end of period                                                      2,683              2,469               2,484


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.70              $15.35             $12.59
    End of period                                                          $17.05              $14.70             $15.35
  Accumulation units outstanding
  at the end of period                                                     11,341              14,460             13,654

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.43              $11.83             $10.64
    End of period                                                          $13.87              $13.43             $11.83
  Accumulation units outstanding
  at the end of period                                                        -                1,661                898

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.54              $12.48             $12.54
    End of period                                                          $13.18              $12.54             $12.48
  Accumulation units outstanding
  at the end of period                                                        -                 491                 491

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $13.86
    End of period                                                            N/A                N/A               $13.86
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.46              $11.61             $11.76
    End of period                                                          $11.96              $12.46             $11.61
  Accumulation units outstanding
  at the end of period                                                      1,141              1,047               1,001

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.09              $17.39             $16.89
    End of period                                                          $17.49              $19.09             $17.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.45              $12.13             $11.97
    End of period                                                          $14.19              $13.45             $12.13
  Accumulation units outstanding
  at the end of period                                                     22,379              14,625             14,901

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.44              $10.67             $10.42
    End of period                                                          $11.96              $11.44             $10.67
  Accumulation units outstanding
  at the end of period                                                      2,659              12,667             13,082

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.78              $11.73             $11.62
    End of period                                                          $13.48              $12.78             $11.73
  Accumulation units outstanding
  at the end of period                                                      1,823              2,103               2,387


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.38              $20.28             $20.14
    End of period                                                          $23.35              $22.38             $20.28
  Accumulation units outstanding
  at the end of period                                                        -                 312                 312


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.51             $10.50
    End of period                                                          $10.84              $10.66             $10.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                11,354

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.58              $16.68             $15.72
    End of period                                                          $20.50              $19.58             $16.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.26              $22.88             $21.79
    End of period                                                          $27.00              $25.26             $22.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $33.12              $31.94             $28.66
    End of period                                                          $37.69              $33.12             $31.94
  Accumulation units outstanding
  at the end of period                                                       569                820                 799

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.77              $12.67             $12.47
    End of period                                                          $14.46              $14.77             $12.67
  Accumulation units outstanding
  at the end of period                                                      1,381              1,393               1,421
Accumulation Unit Values
Contract with Endorsements - 2.96%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.84              $12.47             $11.32
    End of period                                                          $15.81              $14.84             $12.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $11.61              $11.08              $9.86
    End of period                                                          $13.04              $11.61             $11.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.19              $11.47             $11.44
    End of period                                                          $12.53              $15.19             $11.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $13.28              $11.95             $10.61
    End of period                                                          $14.36              $13.28             $11.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                    $16.79              $16.48             $14.03
    End of period                                                          $18.15              $16.79             $16.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.13              $9.37
    End of period                                                          $11.42              $10.90             $10.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                    $21.74              $19.76             $17.78
    End of period                                                          $25.46              $21.74             $19.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.19              $22.83             $22.00
    End of period                                                          $24.70              $23.19             $22.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $16.53              $15.16             $14.54
    End of period                                                          $16.14              $16.53             $15.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.96              $17.12             $16.49
    End of period                                                          $21.71              $19.96             $17.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                           $9.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,678               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1166)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.33               N/A
    End of period                                                          $10.64              $10.77               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.23              $15.97             $16.00
    End of period                                                          $16.86              $16.23             $15.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.55              $11.17             $11.25
    End of period                                                          $12.52              $12.55             $11.17
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Goldman Sachs Short Duration Bond Division(1159)

  Accumulation unit value:
    Beginning of period                                                    $10.11              $10.07               N/A
    End of period                                                          $10.29              $10.11               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.88              $10.83              $9.71
    End of period                                                          $15.08              $13.88             $10.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                 1,612


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(993)

  Accumulation unit value:
    Beginning of period                                                    $20.27              $19.19               N/A
    End of period                                                          $21.24              $20.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.36              $13.32             $13.47
    End of period                                                          $13.79              $13.36             $13.32
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division(1156)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $9.40                N/A
    End of period                                                          $13.79              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.21              $16.37             $15.62
    End of period                                                          $17.22              $18.21             $16.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                  946

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.15              $13.36             $12.60
    End of period                                                          $13.71              $15.15             $13.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.39             $11.20
    End of period                                                          $10.68              $11.32             $10.39
  Accumulation units outstanding
  at the end of period                                                      7,948              4,904               4,597

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $10.49             $10.63
    End of period                                                          $10.91              $10.56             $10.49
  Accumulation units outstanding
  at the end of period                                                     11,217              2,049                 -

JNL/MCM Communications Sector Division(1033)

  Accumulation unit value:
    Beginning of period                                                     $5.43              $4.63                N/A
    End of period                                                           $5.49              $5.43                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.46              $9.49               $9.82
    End of period                                                           $9.35              $10.46              $9.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                 1,545

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.18              $8.10               $8.71
    End of period                                                           $9.99              $10.18              $8.10
  Accumulation units outstanding
  at the end of period                                                      7,568              5,587               5,939

JNL/MCM Dow Dividend Division(1101)

  Accumulation unit value:
    Beginning of period                                                    $11.66              $10.21               N/A
    End of period                                                          $10.18              $11.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,777                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                     $8.75              $7.72               $7.56
    End of period                                                           $8.82              $8.75               $7.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.24              $11.49             $11.05
    End of period                                                          $10.62              $13.24             $11.49
  Accumulation units outstanding
  at the end of period                                                        -                 781                1,377

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.78              $11.60             $10.65
    End of period                                                          $17.03              $15.78             $11.60
  Accumulation units outstanding
  at the end of period                                                     11,210              11,494             13,278

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.36              $9.98
    End of period                                                          $11.16              $10.69             $10.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                 1,485

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.42              $14.29             $12.66
    End of period                                                          $18.66              $17.42             $14.29
  Accumulation units outstanding
  at the end of period                                                      6,319              1,292                 -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.47              $11.68             $11.24
    End of period                                                          $13.26              $13.47             $11.68
  Accumulation units outstanding
  at the end of period                                                     26,587              46,778             47,328

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.37             $10.14
    End of period                                                          $12.19              $10.55             $10.37
  Accumulation units outstanding
  at the end of period                                                      6,340              7,574               6,824

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.94              $21.27             $19.56
    End of period                                                          $32.75              $24.94             $21.27
  Accumulation units outstanding
  at the end of period                                                     12,503              6,608                741

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $12.22              $9.21
    End of period                                                          $12.66              $12.42             $12.22
  Accumulation units outstanding
  at the end of period                                                      5,619                -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.22              $13.35             $11.95
    End of period                                                          $14.83              $14.22             $13.35
  Accumulation units outstanding
  at the end of period                                                      7,733              1,544                 -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.37              $10.17              $9.90
    End of period                                                          $11.57              $11.37             $10.17
  Accumulation units outstanding
  at the end of period                                                      9,993              1,938                 -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.06              $17.93             $17.36
    End of period                                                          $16.57              $19.06             $17.93
  Accumulation units outstanding
  at the end of period                                                      1,526              4,733               4,367

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.53              $12.74             $12.06
    End of period                                                          $13.81              $14.53             $12.74
  Accumulation units outstanding
  at the end of period                                                     11,680               708                  -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.56              $5.24               $5.05
    End of period                                                           $6.19              $5.56               $5.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.69              $15.35             $12.59
    End of period                                                          $17.04              $14.69             $15.35
  Accumulation units outstanding
  at the end of period                                                      7,929              16,788             13,486

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.81              $11.76             $10.80
    End of period                                                          $13.77              $12.81             $11.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.43              $11.82             $10.30
    End of period                                                          $13.86              $13.43             $11.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.36              $8.21               $7.55
    End of period                                                           $8.99              $8.36               $8.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.53              $12.48             $12.56
    End of period                                                          $13.17              $12.53             $12.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.45              $11.60             $11.67
    End of period                                                          $11.95              $12.45             $11.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.07              $17.38             $16.88
    End of period                                                          $17.47              $19.07             $17.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                     $7.87              $7.67               $6.74
    End of period                                                           $7.59              $7.87               $7.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.35             $10.23
    End of period                                                          $11.18              $10.84             $10.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.44              $12.12             $11.41
    End of period                                                          $14.18              $13.44             $12.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.43              $10.67             $10.36
    End of period                                                          $11.96              $11.43             $10.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.77              $11.72             $11.19
    End of period                                                          $13.47              $12.77             $11.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.35              $20.26             $20.12
    End of period                                                          $23.32              $22.35             $20.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                 1,524


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.50             $10.52
    End of period                                                          $10.83              $10.65             $10.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                    $19.57              $16.67             $15.63
    End of period                                                          $20.49              $19.57             $16.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                    $25.23              $22.85             $20.53
    End of period                                                          $26.97              $25.23             $22.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $33.08              $31.91             $27.93
    End of period                                                          $37.64              $33.08             $31.91
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.76              $12.67             $12.47
    End of period                                                          $14.45              $14.76             $12.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                 1,228
Accumulation Unit Values
Contract with Endorsements - 2.985%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division(1390)

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,413               N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(1390)

  Accumulation unit value:
    Beginning of period                                                    $18.26               N/A                 N/A
    End of period                                                          $18.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       825                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(1390)

  Accumulation unit value:
    Beginning of period                                                    $29.17               N/A                 N/A
    End of period                                                          $32.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,395               N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(1390)

  Accumulation unit value:
    Beginning of period                                                    $15.00               N/A                 N/A
    End of period                                                          $14.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,030               N/A                 N/A

JNL/MCM S&P 500 Index Division(1390)

  Accumulation unit value:
    Beginning of period                                                    $11.66               N/A                 N/A
    End of period                                                          $11.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,319               N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division(1390)

  Accumulation unit value:
    Beginning of period                                                    $14.37               N/A                 N/A
    End of period                                                          $13.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,101               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 3.01%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.75              $12.40             $11.82
    End of period                                                          $15.71              $14.75             $12.40
  Accumulation units outstanding
  at the end of period                                                      2,770              2,055                853

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $11.06             $10.49
    End of period                                                          $13.00              $11.58             $11.06
  Accumulation units outstanding
  at the end of period                                                       991               1,011                 -

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.18              $11.47             $11.22
    End of period                                                          $12.52              $15.18             $11.47
  Accumulation units outstanding
  at the end of period                                                      3,297              1,541                210

JNL/AIM Small Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.25              $11.93             $11.48
    End of period                                                          $14.32              $13.25             $11.93
  Accumulation units outstanding
  at the end of period                                                       130                140                 140

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.70              $16.40             $14.87
    End of period                                                          $18.05              $16.70             $16.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $8.75
    End of period                                                            N/A                N/A                $9.04
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.10              $9.35
    End of period                                                          $11.38              $10.86             $10.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.61              $19.65             $19.26
    End of period                                                          $25.30              $21.61             $19.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.06              $22.71             $21.90
    End of period                                                          $24.55              $23.06             $22.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A                 N/A
    End of period                                                          $10.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       290                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.45              $15.09             $14.83
    End of period                                                          $16.05              $16.45             $15.09
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.86              $17.04             $17.11
    End of period                                                          $21.59              $19.86             $17.04
  Accumulation units outstanding
  at the end of period                                                      3,194              2,758               1,189

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,551               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1094)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $9.85                N/A
    End of period                                                          $10.63              $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                     12,902              4,576                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                           $9.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,588               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.35              $10.81             $10.86
    End of period                                                          $11.25              $12.35             $10.81
  Accumulation units outstanding
  at the end of period                                                      5,060              3,915               1,373

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.14              $15.89             $16.00
    End of period                                                          $16.75              $16.14             $15.89
  Accumulation units outstanding
  at the end of period                                                      7,863              4,960               2,488

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.54              $11.16             $11.14
    End of period                                                          $12.50              $12.54             $11.16
  Accumulation units outstanding
  at the end of period                                                      2,900              1,064                969

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.82              $10.79              $9.68
    End of period                                                          $15.01              $13.82             $10.79
  Accumulation units outstanding
  at the end of period                                                      6,408              5,494               2,200


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.15              $18.53             $16.30
    End of period                                                          $21.11              $20.15             $18.53
  Accumulation units outstanding
  at the end of period                                                       652                332                 236

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.28              $13.25             $13.37
    End of period                                                          $13.71              $13.28             $13.25
  Accumulation units outstanding
  at the end of period                                                      1,229              1,086                714

JNL/Lazard Emerging Markets Division(1081)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $8.70                N/A
    End of period                                                          $13.78              $10.77               N/A
  Accumulation units outstanding
  at the end of period                                                       822                205                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.13              $16.31             $15.56
    End of period                                                          $17.13              $18.13             $16.31
  Accumulation units outstanding
  at the end of period                                                      4,272              2,693               1,220

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.09              $13.31             $13.29
    End of period                                                          $13.64              $15.09             $13.31
  Accumulation units outstanding
  at the end of period                                                      2,090               872                 573

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.36             $11.17
    End of period                                                          $10.63              $11.28             $10.36
  Accumulation units outstanding
  at the end of period                                                     12,660              13,585              7,647

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $10.47             $10.57
    End of period                                                          $10.88              $10.53             $10.47
  Accumulation units outstanding
  at the end of period                                                      7,697              5,724               1,061

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $9.46               $9.87
    End of period                                                           $9.31              $10.42              $9.46
  Accumulation units outstanding
  at the end of period                                                       83                  84                  -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.15              $8.07               $8.68
    End of period                                                           $9.94              $10.15              $8.07
  Accumulation units outstanding
  at the end of period                                                     14,664              17,676              9,184

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                                                    $11.65              $9.85                N/A
    End of period                                                          $10.17              $11.65               N/A
  Accumulation units outstanding
  at the end of period                                                      9,560              2,470                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.72              $7.69               $7.51
    End of period                                                           $8.78              $8.72               $7.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.20              $11.46             $10.92
    End of period                                                          $10.58              $13.20             $11.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.73              $11.57             $10.62
    End of period                                                          $16.95              $15.73             $11.57
  Accumulation units outstanding
  at the end of period                                                     13,243              13,908              8,566

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.33              $9.96
    End of period                                                          $11.12              $10.65             $10.33
  Accumulation units outstanding
  at the end of period                                                      1,366              1,399                416

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.38              $14.26             $13.29
    End of period                                                          $18.61              $17.38             $14.26
  Accumulation units outstanding
  at the end of period                                                      4,766              4,114               2,446


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.46              $11.67             $11.23
    End of period                                                          $13.24              $13.46             $11.67
  Accumulation units outstanding
  at the end of period                                                     56,911              49,174             24,720

JNL/MCM JNL Optimized 5 Division(1120)

  Accumulation unit value:
    Beginning of period                                                    $10.62              $9.38                N/A
    End of period                                                          $11.70              $10.62               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.37             $10.50
    End of period                                                          $12.17              $10.54             $10.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.85              $21.20             $19.50
    End of period                                                          $32.61              $24.85             $21.20
  Accumulation units outstanding
  at the end of period                                                      9,686              3,827               2,250

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.37              $12.18             $10.08
    End of period                                                          $12.61              $12.37             $12.18
  Accumulation units outstanding
  at the end of period                                                     12,071              12,790              7,460


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.19              $13.33             $12.57
    End of period                                                          $14.79              $14.19             $13.33
  Accumulation units outstanding
  at the end of period                                                     13,805              12,673               913

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.34              $10.15             $10.11
    End of period                                                          $11.54              $11.34             $10.15
  Accumulation units outstanding
  at the end of period                                                     30,086              24,705              9,536

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.99              $17.87             $17.31
    End of period                                                          $16.50              $18.99             $17.87
  Accumulation units outstanding
  at the end of period                                                      7,499              7,991               4,318

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.49              $12.71             $12.37
    End of period                                                          $13.77              $14.49             $12.71
  Accumulation units outstanding
  at the end of period                                                      4,634              3,259                943


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.54              $5.22               $5.06
    End of period                                                           $6.16              $5.54               $5.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.68              $15.34             $11.50
    End of period                                                          $17.02              $14.68             $15.34
  Accumulation units outstanding
  at the end of period                                                      9,287              13,103              4,398

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.80              $11.76             $11.32
    End of period                                                          $13.75              $12.80             $11.76
  Accumulation units outstanding
  at the end of period                                                      3,021              20,551             18,773

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.39              $11.80             $10.61
    End of period                                                          $13.81              $13.39             $11.80
  Accumulation units outstanding
  at the end of period                                                      2,837              1,574               1,048

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A                 N/A
    End of period                                                          $10.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,015               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $12.42             $12.49
    End of period                                                          $13.10              $12.47             $12.42
  Accumulation units outstanding
  at the end of period                                                     14,305              12,969              5,233

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.14              $18.25             $17.12
    End of period                                                          $18.13              $20.14             $18.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $13.78
    End of period                                                            N/A                N/A               $13.94
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.40              $11.56             $11.81
    End of period                                                          $11.90              $12.40             $11.56
  Accumulation units outstanding
  at the end of period                                                      2,464              2,377                879

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.96              $17.28             $16.80
    End of period                                                          $17.36              $18.96             $17.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.85              $7.65               $6.91
    End of period                                                           $7.56              $7.85               $7.65
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.43              $11.98             $11.15
    End of period                                                          $14.22              $13.43             $11.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.34             $10.25
    End of period                                                          $11.16              $10.82             $10.34
  Accumulation units outstanding
  at the end of period                                                     12,482              10,082             10,082

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.38              $12.08             $11.58
    End of period                                                          $14.11              $13.38             $12.08
  Accumulation units outstanding
  at the end of period                                                      7,141              7,176               1,179

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $11.42              $10.66             $10.46
    End of period                                                          $11.94              $11.42             $10.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $11.68             $11.15
    End of period                                                          $13.40              $12.71             $11.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.22              $20.15             $19.48
    End of period                                                          $23.18              $22.22             $20.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A                 N/A
    End of period                                                          $10.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,165               N/A                 N/A

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.52              $16.63             $15.68
    End of period                                                          $20.42              $19.52             $16.63
  Accumulation units outstanding
  at the end of period                                                       592                602                  -

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $25.08              $22.73             $21.75
    End of period                                                          $26.80              $25.08             $22.73
  Accumulation units outstanding
  at the end of period                                                      6,582              5,871               2,765

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $32.89              $31.74             $28.49
    End of period                                                          $37.41              $32.89             $31.74
  Accumulation units outstanding
  at the end of period                                                      2,002              1,761                720

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.71              $12.63             $12.44
    End of period                                                          $14.39              $14.71             $12.63
  Accumulation units outstanding
  at the end of period                                                     11,885              10,482              5,029


Accumulation Unit Values
Contract with Endorsements - 3.045%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(1265)

  Accumulation unit value:
    Beginning of period                                                    $15.02               N/A                 N/A
    End of period                                                          $12.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       248                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division(1367)

  Accumulation unit value:
    Beginning of period                                                    $10.06               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,931               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1442)

  Accumulation unit value:
    Beginning of period                                                     $9.81               N/A                 N/A
    End of period                                                           $9.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,130               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,394               N/A                 N/A

JNL/MCM Dow Dividend Division(1355)

  Accumulation unit value:
    Beginning of period                                                    $12.08               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       748                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $15.67               N/A                 N/A
    End of period                                                          $16.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       459                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.35               N/A                 N/A
    End of period                                                          $13.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,939               N/A                 N/A

JNL/MCM JNL Optimized 5 Division(1413)

  Accumulation unit value:
    Beginning of period                                                    $12.37               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       672                N/A                 N/A

JNL/MCM Nasdaq 25 Division(1442)

  Accumulation unit value:
    Beginning of period                                                    $11.94               N/A                 N/A
    End of period                                                          $12.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       875                N/A                 N/A

JNL/MCM NYSE International 25 Division(1355)

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       697                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $23.83               N/A                 N/A
    End of period                                                          $32.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       106                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division(1344)

  Accumulation unit value:
    Beginning of period                                                    $14.10               N/A                 N/A
    End of period                                                          $14.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,864               N/A                 N/A

JNL/S&P Managed Moderate Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.43               N/A                 N/A
    End of period                                                          $11.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,201               N/A                 N/A

JNL/S&P Managed Moderate Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $12.68               N/A                 N/A
    End of period                                                          $13.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       965                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 3.05%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.68              $12.35             $11.06
    End of period                                                          $15.63              $14.68             $12.35
  Accumulation units outstanding
  at the end of period                                                      1,749              1,837                798

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.17              $11.47             $11.51
    End of period                                                          $12.50              $15.17             $11.47
  Accumulation units outstanding
  at the end of period                                                      1,256              1,049               1,166

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.08              $9.33
    End of period                                                          $11.34              $10.83             $10.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(1027)

  Accumulation unit value:
    Beginning of period                                                    $22.95              $22.51               N/A
    End of period                                                          $24.42              $22.95               N/A
  Accumulation units outstanding
  at the end of period                                                      3,465              3,534                N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.17               N/A                 N/A
    End of period                                                          $13.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       157                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       399                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $16.29               N/A                 N/A
    End of period                                                          $15.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       258                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       909                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                    $10.96               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,292               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                           $9.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       485                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.34              $10.81             $11.06
    End of period                                                          $11.24              $12.34             $10.81
  Accumulation units outstanding
  at the end of period                                                      4,260              3,844               1,214

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.53              $11.16             $11.16
    End of period                                                          $12.49              $12.53             $11.16
  Accumulation units outstanding
  at the end of period                                                      1,130              1,215               1,202

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       408                N/A                 N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.77              $10.75              $9.00
    End of period                                                          $14.95              $13.77             $10.75
  Accumulation units outstanding
  at the end of period                                                      6,164              6,017               2,129


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.06              $18.45             $17.49
    End of period                                                          $21.00              $20.06             $18.45
  Accumulation units outstanding
  at the end of period                                                        -                1,549               1,559

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $13.20             $13.35
    End of period                                                          $13.64              $13.22             $13.20
  Accumulation units outstanding
  at the end of period                                                       491                455                 421

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.07              $16.26             $15.05
    End of period                                                          $17.06              $18.07             $16.26
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.04              $13.27             $12.52
    End of period                                                          $13.59              $15.04             $13.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.33             $11.14
    End of period                                                          $10.59              $11.24             $10.33
  Accumulation units outstanding
  at the end of period                                                      4,534              5,625               5,547

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $10.46             $10.60
    End of period                                                          $10.85              $10.51             $10.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.11              $8.05               $8.66
    End of period                                                           $9.91              $10.11              $8.05
  Accumulation units outstanding
  at the end of period                                                      3,839              5,326               5,980

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $12.82               N/A                 N/A
    End of period                                                          $10.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       194                N/A                 N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.67              $11.53             $10.59
    End of period                                                          $16.89              $15.67             $11.53
  Accumulation units outstanding
  at the end of period                                                      2,850              4,158               5,095

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.34              $14.24             $12.63
    End of period                                                          $18.56              $17.34             $14.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.44              $11.66             $10.56
    End of period                                                          $13.22              $13.44             $11.66
  Accumulation units outstanding
  at the end of period                                                     62,245              77,132             72,204

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.76              $21.14             $19.25
    End of period                                                          $32.49              $24.76             $21.14
  Accumulation units outstanding
  at the end of period                                                      1,126              1,268               1,450

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.33              $12.15             $10.06
    End of period                                                          $12.56              $12.33             $12.15
  Accumulation units outstanding
  at the end of period                                                      5,596              6,800               6,622


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.16              $13.31             $12.55
    End of period                                                          $14.75              $14.16             $13.31
  Accumulation units outstanding
  at the end of period                                                       484                527                 510

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.31              $10.14              $9.87
    End of period                                                          $11.51              $11.31             $10.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.93              $17.82             $17.26
    End of period                                                          $16.44              $18.93             $17.82
  Accumulation units outstanding
  at the end of period                                                      1,662              2,217               2,154

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.46              $12.69             $12.03
    End of period                                                          $13.73              $14.46             $12.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.55               N/A                 N/A
    End of period                                                           $6.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       342                N/A                 N/A

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.67              $15.33             $12.97
    End of period                                                          $16.99              $14.67             $15.33
  Accumulation units outstanding
  at the end of period                                                      3,865              4,727               1,986

JNL/MCM VIP Division(1027)

  Accumulation unit value:
    Beginning of period                                                    $12.79              $11.54               N/A
    End of period                                                          $13.73              $12.79               N/A
  Accumulation units outstanding
  at the end of period                                                      2,546              2,508                N/A

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.36              $11.77             $10.26
    End of period                                                          $13.77              $13.36             $11.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.32              $8.18               $7.52
    End of period                                                           $8.94              $8.32               $8.18
  Accumulation units outstanding
  at the end of period                                                        -                5,784                 -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                    $12.52               N/A                 N/A
    End of period                                                          $13.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       323                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.34             $10.36
    End of period                                                          $11.15              $10.82             $10.34
  Accumulation units outstanding
  at the end of period                                                      2,656              2,677               2,591

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.33              $12.04             $11.54
    End of period                                                          $14.05              $13.33             $12.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                  827

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.66             $10.49
    End of period                                                          $11.92              $11.41             $10.66
  Accumulation units outstanding
  at the end of period                                                      5,487              5,579               5,731

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.67              $11.64             $11.04
    End of period                                                          $13.35              $12.67             $11.64
  Accumulation units outstanding
  at the end of period                                                     39,697              43,623             41,536


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.54              $10.40             $10.39
    End of period                                                          $10.70              $10.54             $10.40
  Accumulation units outstanding
  at the end of period                                                     19,741               371                 361

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.97              $22.64             $20.14
    End of period                                                          $26.66              $24.97             $22.64
  Accumulation units outstanding
  at the end of period                                                      3,377              1,077                951

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $32.74              $31.60             $26.45
    End of period                                                          $37.22              $32.74             $31.60
  Accumulation units outstanding
  at the end of period                                                      1,879              1,792                717

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.67              $12.60             $11.66
    End of period                                                          $14.35              $14.67             $12.60
  Accumulation units outstanding
  at the end of period                                                      2,340              1,883               1,666
Accumulation Unit Values
Contract with Endorsements - 3.06%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.66              $12.33             $11.21
    End of period                                                          $15.61              $14.66             $12.33
  Accumulation units outstanding
  at the end of period                                                       728                 -                   -

JNL/AIM Large Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $11.04             $10.61
    End of period                                                          $12.96              $11.55             $11.04
  Accumulation units outstanding
  at the end of period                                                       436                497                 512

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.17              $11.46             $10.72
    End of period                                                          $12.50              $15.17             $11.46
  Accumulation units outstanding
  at the end of period                                                       208                448                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $11.90             $10.96
    End of period                                                          $14.27              $13.22             $11.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.61              $16.31             $14.94
    End of period                                                          $17.94              $16.61             $16.31
  Accumulation units outstanding
  at the end of period                                                        -                 345                1,360


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                $8.72
    End of period                                                            N/A                N/A                $9.00
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.07              $9.33
    End of period                                                          $11.33              $10.82             $10.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                    $22.92              $22.59             $20.40
    End of period                                                          $24.39              $22.92             $22.59
  Accumulation units outstanding
  at the end of period                                                       901                561                  -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $13.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,355               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.36              $15.02             $14.85
    End of period                                                          $15.96              $16.36             $15.02
  Accumulation units outstanding
  at the end of period                                                       920               1,735               1,000

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.75              $16.96             $16.36
    End of period                                                          $21.47              $19.75             $16.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,052               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,154               N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.34              $10.81             $10.69
    End of period                                                          $11.23              $12.34             $10.81
  Accumulation units outstanding
  at the end of period                                                        -                1,075                 -

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $16.04              $15.80             $15.92
    End of period                                                          $16.65              $16.04             $15.80
  Accumulation units outstanding
  at the end of period                                                      1,597              1,652               1,637

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.53              $11.16             $10.61
    End of period                                                          $12.49              $12.53             $11.16
  Accumulation units outstanding
  at the end of period                                                      1,223              2,450                 -

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.75              $10.74              $9.42
    End of period                                                          $14.93              $13.75             $10.74
  Accumulation units outstanding
  at the end of period                                                      5,450              5,376               4,680


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.04              $18.43             $17.67
    End of period                                                          $20.97              $20.04             $18.43
  Accumulation units outstanding
  at the end of period                                                       263                290                 308

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.20              $13.18             $13.30
    End of period                                                          $13.62              $13.20             $13.18
  Accumulation units outstanding
  at the end of period                                                      1,255              1,289               1,251

JNL/Lazard Emerging Markets Division(1068)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $9.98                N/A
    End of period                                                          $13.77              $10.77               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.05              $16.25             $15.51
    End of period                                                          $17.05              $18.05             $16.25
  Accumulation units outstanding
  at the end of period                                                       534                946                 232

JNL/Lazard Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.02              $13.26             $13.25
    End of period                                                          $13.58              $15.02             $13.26
  Accumulation units outstanding
  at the end of period                                                      2,027              2,958               2,075

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.32             $11.14
    End of period                                                          $10.59              $11.24             $10.32
  Accumulation units outstanding
  at the end of period                                                      9,477              9,557               8,683

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $10.45             $10.55
    End of period                                                          $10.84              $10.51             $10.45
  Accumulation units outstanding
  at the end of period                                                      8,299              9,966               9,613

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.39              $4.08               $3.91
    End of period                                                           $5.45              $5.39               $4.08
  Accumulation units outstanding
  at the end of period                                                      2,623                -                   -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.38              $9.43               $9.84
    End of period                                                           $9.27              $10.38              $9.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.11              $8.04               $8.66
    End of period                                                           $9.90              $10.11              $8.04
  Accumulation units outstanding
  at the end of period                                                     10,860              11,212             10,809

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                                                    $11.65              $9.85                N/A
    End of period                                                          $10.16              $11.65               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.69              $7.67               $7.48
    End of period                                                           $8.74              $8.69               $7.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $11.42             $10.87
    End of period                                                          $10.53              $13.15             $11.42
  Accumulation units outstanding
  at the end of period                                                        -                1,463               1,463

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.67              $11.53             $10.59
    End of period                                                          $16.88              $15.67             $11.53
  Accumulation units outstanding
  at the end of period                                                      8,322              8,328               8,230

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.30              $9.76
    End of period                                                          $11.07              $10.61             $10.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.33              $14.23             $13.27
    End of period                                                          $18.55              $17.33             $14.23
  Accumulation units outstanding
  at the end of period                                                     11,155              13,211             14,901


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.44              $11.66             $11.23
    End of period                                                          $13.22              $13.44             $11.66
  Accumulation units outstanding
  at the end of period                                                     18,603              40,549             35,785

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.36             $10.14
    End of period                                                          $12.15              $10.52             $10.36
  Accumulation units outstanding
  at the end of period                                                      6,662              6,274               5,683

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.75              $21.12             $19.44
    End of period                                                          $32.46              $24.75             $21.12
  Accumulation units outstanding
  at the end of period                                                       675                768                 768

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.33              $12.14             $10.05
    End of period                                                          $12.56              $12.33             $12.14
  Accumulation units outstanding
  at the end of period                                                      8,643              9,091               8,104


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.15              $13.30             $12.55
    End of period                                                          $14.75              $14.15             $13.30
  Accumulation units outstanding
  at the end of period                                                      9,508              11,363             11,819

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.31              $10.13             $10.09
    End of period                                                          $11.50              $11.31             $10.13
  Accumulation units outstanding
  at the end of period                                                     18,010              20,638             21,863

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.92              $17.82             $17.26
    End of period                                                          $16.43              $18.92             $17.82
  Accumulation units outstanding
  at the end of period                                                      5,637              5,701               5,117

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.46              $12.69             $12.35
    End of period                                                          $13.72              $14.46             $12.69
  Accumulation units outstanding
  at the end of period                                                      9,304              12,013             14,010


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.52              $5.21               $5.00
    End of period                                                           $6.14              $5.52               $5.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                 3,088

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.66              $15.33             $12.59
    End of period                                                          $16.99              $14.66             $15.33
  Accumulation units outstanding
  at the end of period                                                      1,325              6,832               6,628

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.78              $11.75             $11.32
    End of period                                                          $13.73              $12.78             $11.75
  Accumulation units outstanding
  at the end of period                                                      6,498              8,062               8,271

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.35              $11.77             $10.59
    End of period                                                          $13.77              $13.35             $11.77
  Accumulation units outstanding
  at the end of period                                                      1,087              3,048                325

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.32              $8.17               $7.52
    End of period                                                           $8.94              $8.32               $8.17
  Accumulation units outstanding
  at the end of period                                                        -                1,553                 -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $12.37             $12.44
    End of period                                                          $13.04              $12.42             $12.37
  Accumulation units outstanding
  at the end of period                                                     15,338              15,558             15,061

JNL/PPM America Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.02              $18.15             $17.03
    End of period                                                          $18.01              $20.02             $18.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $13.72
    End of period                                                            N/A                N/A               $13.86
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.35              $11.52             $11.77
    End of period                                                          $11.84              $12.35             $11.52
  Accumulation units outstanding
  at the end of period                                                      1,698              1,393               1,432

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.85              $17.19             $16.71
    End of period                                                          $17.25              $18.85             $17.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.82              $7.63               $6.89
    End of period                                                           $7.53              $7.82               $7.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                    $13.37              $11.93             $11.49
    End of period                                                          $14.15              $13.37             $11.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.32              $12.03             $11.54
    End of period                                                          $14.04              $13.32             $12.03
  Accumulation units outstanding
  at the end of period                                                     26,496              27,714               796

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.41              $10.66             $10.25
    End of period                                                          $11.92              $11.41             $10.66
  Accumulation units outstanding
  at the end of period                                                      1,352              1,428               1,500

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.66              $11.63             $11.31
    End of period                                                          $13.34              $12.66             $11.63
  Accumulation units outstanding
  at the end of period                                                      4,396              4,600               4,822


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.09              $20.04             $19.39
    End of period                                                          $23.03              $22.09             $20.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $10.39             $10.40
    End of period                                                          $10.69              $10.53             $10.39
  Accumulation units outstanding
  at the end of period                                                     10,374              2,697               2,689

JNL/Select Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.49              $16.62             $16.38
    End of period                                                          $20.38              $19.49             $16.62
  Accumulation units outstanding
  at the end of period                                                      1,217              1,355                564

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.94              $22.61             $21.64
    End of period                                                          $26.63              $24.94             $22.61
  Accumulation units outstanding
  at the end of period                                                      1,206               617                 664

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $32.70              $31.57             $28.35
    End of period                                                          $37.17              $32.70             $31.57
  Accumulation units outstanding
  at the end of period                                                       770                175                 181

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.66              $12.59             $12.41
    End of period                                                          $14.34              $14.66             $12.59
  Accumulation units outstanding
  at the end of period                                                      5,236              5,564               5,127
Accumulation Unit Values
Contract with Endorsements - 3.07%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.31             $10.50
    End of period                                                          $10.58              $11.22             $10.31
  Accumulation units outstanding
  at the end of period                                                      1,228              1,060               1,017

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.10              $8.03               $8.12
    End of period                                                           $9.89              $10.10              $8.03
  Accumulation units outstanding
  at the end of period                                                      1,313              1,356               1,316

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.65              $11.52             $11.33
    End of period                                                          $16.86              $15.65             $11.52
  Accumulation units outstanding
  at the end of period                                                       770                940                 944

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.73              $21.11             $21.29
    End of period                                                          $32.44              $24.73             $21.11
  Accumulation units outstanding
  at the end of period                                                       200                249                 252

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.31              $12.13             $11.10
    End of period                                                          $12.54              $12.31             $12.13
  Accumulation units outstanding
  at the end of period                                                      1,036               899                 961


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.14              $13.30             $11.91
    End of period                                                          $14.74              $14.14             $13.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.30              $10.13              $9.87
    End of period                                                          $11.50              $11.30             $10.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.90              $17.80             $17.40
    End of period                                                          $16.41              $18.90             $17.80
  Accumulation units outstanding
  at the end of period                                                       396                313                 308

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.45              $12.68             $12.02
    End of period                                                          $13.72              $14.45             $12.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $11.76             $10.25
    End of period                                                          $13.76              $13.34             $11.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 3.085%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(1254)

  Accumulation unit value:
    Beginning of period                                                    $14.29               N/A                 N/A
    End of period                                                          $14.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,499               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division(1254)

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,829               N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(1254)

  Accumulation unit value:
    Beginning of period                                                    $17.99               N/A                 N/A
    End of period                                                          $18.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,841               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(1254)

  Accumulation unit value:
    Beginning of period                                                    $24.40               N/A                 N/A
    End of period                                                          $32.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,313               N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(1254)

  Accumulation unit value:
    Beginning of period                                                    $15.02               N/A                 N/A
    End of period                                                          $14.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,315               N/A                 N/A

JNL/MCM S&P 500 Index Division(1254)

  Accumulation unit value:
    Beginning of period                                                    $11.58               N/A                 N/A
    End of period                                                          $11.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,773               N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division(1262)

  Accumulation unit value:
    Beginning of period                                                    $14.47               N/A                 N/A
    End of period                                                          $13.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,113               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(1419)

  Accumulation unit value:
    Beginning of period                                                    $10.63               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,139               N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 3.095%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $12.62               N/A                 N/A
    End of period                                                          $13.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,303               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 3.11%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.58              $12.27             $11.18
    End of period                                                          $15.51              $14.58             $12.27
  Accumulation units outstanding
  at the end of period                                                      5,325               819                 904

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.15              $11.46             $10.68
    End of period                                                          $12.48              $15.15             $11.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.04              $9.84
    End of period                                                          $11.29              $10.79             $10.04
  Accumulation units outstanding
  at the end of period                                                      1,161              1,225               1,260

JNL/Capital Guardian Global Diversified Research Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.36              $19.45             $18.57
    End of period                                                          $24.98              $21.36             $19.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                 2,123

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.79              $22.47             $21.69
    End of period                                                          $24.24              $22.79             $22.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $12.00               N/A                 N/A
    End of period                                                          $13.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,725               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.65              $16.88             $16.97
    End of period                                                          $21.35              $19.65             $16.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                 2,395

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,994               N/A                 N/A

JNL/Franklin Templeton Income Division(1146)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.26               N/A
    End of period                                                          $10.62              $10.75               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.33              $10.80             $10.79
    End of period                                                          $11.22              $12.33             $10.80
  Accumulation units outstanding
  at the end of period                                                       892                892                 984

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.95              $15.72             $15.85
    End of period                                                          $16.54              $15.95             $15.72
  Accumulation units outstanding
  at the end of period                                                      3,040              4,788               2,060

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.52              $11.16             $11.01
    End of period                                                          $12.47              $12.52             $11.16
  Accumulation units outstanding
  at the end of period                                                       874                874                 963

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.69              $10.70              $9.61
    End of period                                                          $14.86              $13.69             $10.70
  Accumulation units outstanding
  at the end of period                                                      1,769              6,240               1,046


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.13              $13.11             $13.23
    End of period                                                          $13.53              $13.13             $13.11
  Accumulation units outstanding
  at the end of period                                                      2,001               553                2,468

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $14.08               N/A                 N/A
    End of period                                                          $13.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,584               N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.97              $16.18             $14.99
    End of period                                                          $16.96              $17.97             $16.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.96              $13.21             $12.47
    End of period                                                          $13.51              $14.96             $13.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.29             $11.11
    End of period                                                          $10.54              $11.19             $10.29
  Accumulation units outstanding
  at the end of period                                                      3,656              3,655               2,679

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.43             $10.52
    End of period                                                          $10.81              $10.49             $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.07              $8.02               $8.63
    End of period                                                           $9.86              $10.07              $8.02
  Accumulation units outstanding
  at the end of period                                                     13,824              12,399              9,925

JNL/MCM Dow Dividend Division(1160)

  Accumulation unit value:
    Beginning of period                                                    $11.64              $10.73               N/A
    End of period                                                          $10.15              $11.64               N/A
  Accumulation units outstanding
  at the end of period                                                      3,103              1,590                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.65              $7.64               $7.47
    End of period                                                           $8.70              $8.65               $7.64
  Accumulation units outstanding
  at the end of period                                                      1,265              1,265               6,674

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $11.39             $10.84
    End of period                                                          $10.49              $13.10             $11.39
  Accumulation units outstanding
  at the end of period                                                      1,698              1,698               3,728

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.61              $11.49             $10.56
    End of period                                                          $16.81              $15.61             $11.49
  Accumulation units outstanding
  at the end of period                                                      5,092              4,963               7,477

JNL/MCM Healthcare Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.26              $9.90
    End of period                                                          $11.02              $10.57             $10.26
  Accumulation units outstanding
  at the end of period                                                       947                947                1,044

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.29              $14.20             $13.25
    End of period                                                          $18.50              $17.29             $14.20
  Accumulation units outstanding
  at the end of period                                                      1,135              1,224               1,741


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.43              $11.65             $10.55
    End of period                                                          $13.20              $13.43             $11.65
  Accumulation units outstanding
  at the end of period                                                     66,620              85,451             50,226

JNL/MCM JNL Optimized 5 Division(1215)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.75               N/A
    End of period                                                          $11.68              $10.61               N/A
  Accumulation units outstanding
  at the end of period                                                      7,804                -                  N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $10.35              $9.21
    End of period                                                          $12.13              $10.51             $10.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                 3,876

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.66              $21.06             $19.39
    End of period                                                          $32.34              $24.66             $21.06
  Accumulation units outstanding
  at the end of period                                                       704                757                 833

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.28              $12.10             $10.03
    End of period                                                          $12.50              $12.28             $12.10
  Accumulation units outstanding
  at the end of period                                                      5,617              4,966               3,991


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.12              $13.27             $11.90
    End of period                                                          $14.70              $14.12             $13.27
  Accumulation units outstanding
  at the end of period                                                      1,843              1,415                 -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.11              $9.86
    End of period                                                          $11.47              $11.28             $10.11
  Accumulation units outstanding
  at the end of period                                                       922                971                  -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.85              $17.76             $17.21
    End of period                                                          $16.36              $18.85             $17.76
  Accumulation units outstanding
  at the end of period                                                      3,308              2,686               2,582

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.42              $12.66             $12.01
    End of period                                                          $13.68              $14.42             $12.66
  Accumulation units outstanding
  at the end of period                                                       776                755                  -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.50              $5.19               $5.03
    End of period                                                           $6.11              $5.50               $5.19
  Accumulation units outstanding
  at the end of period                                                     17,152              1,825               5,927

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.65              $15.32             $12.22
    End of period                                                          $16.96              $14.65             $15.32
  Accumulation units outstanding
  at the end of period                                                     11,906              13,088             10,043

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.77              $11.74             $11.44
    End of period                                                          $13.71              $12.77             $11.74
  Accumulation units outstanding
  at the end of period                                                      1,850              1,290                571

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.31              $11.74             $10.57
    End of period                                                          $13.72              $13.31             $11.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                 7,085

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $12.32             $12.40
    End of period                                                          $12.97              $12.36             $12.32
  Accumulation units outstanding
  at the end of period                                                      4,888              3,531               4,353

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A               $13.65
    End of period                                                            N/A                N/A               $13.79
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                  -

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.29              $11.47             $11.72
    End of period                                                          $11.78              $12.29             $11.47
  Accumulation units outstanding
  at the end of period                                                      5,638              9,847               4,697

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                     $7.79              $7.60               $6.62
    End of period                                                           $7.50              $7.79               $7.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.31              $11.88             $10.65
    End of period                                                          $14.08              $13.31             $11.88
  Accumulation units outstanding
  at the end of period                                                       687                689                4,176

JNL/S&P Managed Conservative Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.33             $10.28
    End of period                                                          $11.13              $10.80             $10.33
  Accumulation units outstanding
  at the end of period                                                      1,872              1,872               2,065

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $11.98             $11.07
    End of period                                                          $13.97              $13.26             $11.98
  Accumulation units outstanding
  at the end of period                                                     12,493              12,504             12,552

JNL/S&P Managed Moderate Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $10.65             $10.16
    End of period                                                          $11.90              $11.40             $10.65
  Accumulation units outstanding
  at the end of period                                                      2,364              2,513               2,516

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $12.60              $11.59             $11.10
    End of period                                                          $13.27              $12.60             $11.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.97              $19.93             $19.99
    End of period                                                          $22.88              $21.97             $19.93
  Accumulation units outstanding
  at the end of period                                                       228                273                 295


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                                                    $19.45              $18.47               N/A
    End of period                                                          $20.33              $19.45               N/A
  Accumulation units outstanding
  at the end of period                                                       182                 -                  N/A

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.79              $22.49             $21.53
    End of period                                                          $26.46              $24.79             $22.49
  Accumulation units outstanding
  at the end of period                                                       99                 121                 130

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $32.51              $31.40             $27.53
    End of period                                                          $36.94              $32.51             $31.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.61              $12.56             $12.38
    End of period                                                          $14.28              $14.61             $12.56
  Accumulation units outstanding
  at the end of period                                                       183                205                 234
Accumulation Unit Values
Contract with Endorsements - 3.145%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                    $14.18               N/A                 N/A
    End of period                                                          $15.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,544               N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $12.09               N/A                 N/A
    End of period                                                          $12.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       560                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.14              $11.46             $11.21
    End of period                                                          $12.47              $15.14             $11.46
  Accumulation units outstanding
  at the end of period                                                      1,693                -                   -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.16              $11.86             $10.93
    End of period                                                          $14.20              $13.16             $11.86
  Accumulation units outstanding
  at the end of period                                                       464                 -                   -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.03              $9.29
    End of period                                                          $11.26              $10.76             $10.03
  Accumulation units outstanding
  at the end of period                                                      1,136                -                   -

JNL/Capital Guardian Global Diversified Research Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.27              $19.37             $19.01
    End of period                                                          $24.87              $21.27             $19.37
  Accumulation units outstanding
  at the end of period                                                      1,111                -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $13.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,361               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.22              $14.90             $14.66
    End of period                                                          $15.81              $16.22             $14.90
  Accumulation units outstanding
  at the end of period                                                       798                 -                   -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                    $19.81               N/A                 N/A
    End of period                                                          $21.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,704               N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.51               N/A                 N/A
    End of period                                                           $9.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,360               N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.46               N/A                 N/A
    End of period                                                           $9.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       647                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                    $11.04               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,984               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                    $10.58               N/A                 N/A
    End of period                                                           $9.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,474               N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.29               N/A                 N/A
    End of period                                                          $11.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,443               N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                    $16.04               N/A                 N/A
    End of period                                                          $16.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       888                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $12.66               N/A                 N/A
    End of period                                                          $12.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,439               N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       578                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $13.65              $10.67             $10.67
    End of period                                                          $14.81              $13.65             $10.67
  Accumulation units outstanding
  at the end of period                                                     11,611                -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $21.69               N/A                 N/A
    End of period                                                          $20.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,058               N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                    $13.10               N/A                 N/A
    End of period                                                          $13.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       428                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $12.49               N/A                 N/A
    End of period                                                          $13.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,627               N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.92              $16.14             $14.96
    End of period                                                          $16.91              $17.92             $16.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $15.42               N/A                 N/A
    End of period                                                          $13.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       165                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division(1436)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                           $9.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,528               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,981               N/A                 N/A

JNL/MCM Communications Sector Division(1048)

  Accumulation unit value:
    Beginning of period                                                     $5.35              $4.63                N/A
    End of period                                                           $5.41              $5.35                N/A
  Accumulation units outstanding
  at the end of period                                                       734                 -                  N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                     $9.51               N/A                 N/A
    End of period                                                           $9.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       394                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                                                    $11.64              $11.39               N/A
    End of period                                                          $10.15              $11.64               N/A
  Accumulation units outstanding
  at the end of period                                                      6,257                -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(1192)

  Accumulation unit value:
    Beginning of period                                                    $15.56              $14.82               N/A
    End of period                                                          $16.75              $15.56               N/A
  Accumulation units outstanding
  at the end of period                                                     10,994                -                  N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                    $11.07               N/A                 N/A
    End of period                                                          $10.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,801               N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                    $18.21               N/A                 N/A
    End of period                                                          $18.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,374               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.41              $11.65             $10.36
    End of period                                                          $13.18              $13.41             $11.65
  Accumulation units outstanding
  at the end of period                                                     58,458              4,160               5,554

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A                 N/A
    End of period                                                          $11.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,766               N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $11.38               N/A                 N/A
    End of period                                                          $12.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,206               N/A                 N/A

JNL/MCM NYSE International 25 Division(1418)

  Accumulation unit value:
    Beginning of period                                                    $11.69               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,972               N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $24.59              $21.01             $19.83
    End of period                                                          $32.23              $24.59             $21.01
  Accumulation units outstanding
  at the end of period                                                     15,488                -                   -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                    $12.03               N/A                 N/A
    End of period                                                          $12.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,853               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                    $10.64               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,722               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                    $15.07               N/A                 N/A
    End of period                                                          $14.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,826               N/A                 N/A

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.10              $9.85
    End of period                                                          $11.45              $11.26             $10.10
  Accumulation units outstanding
  at the end of period                                                     11,220                -                   -

JNL/MCM S&P SMid 60 Division(1440)

  Accumulation unit value:
    Beginning of period                                                     $8.84               N/A                 N/A
    End of period                                                           $8.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       426                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                    $17.65               N/A                 N/A
    End of period                                                          $16.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       842                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                    $14.79               N/A                 N/A
    End of period                                                          $13.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,083               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.49              $5.18               $5.18
    End of period                                                           $6.09              $5.49               $5.18
  Accumulation units outstanding
  at the end of period                                                     17,601                -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.63              $15.31             $13.79
    End of period                                                          $16.94              $14.63             $15.31
  Accumulation units outstanding
  at the end of period                                                      1,896                -                  442

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $14.55               N/A                 N/A
    End of period                                                          $13.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       805                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.32              $12.29             $12.55
    End of period                                                          $12.93              $12.32             $12.29
  Accumulation units outstanding
  at the end of period                                                     10,950              2,986               2,958

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $20.65               N/A                 N/A
    End of period                                                          $17.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       328                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.25              $11.44             $11.41
    End of period                                                          $11.74              $12.25             $11.44
  Accumulation units outstanding
  at the end of period                                                      6,644                -                  212

JNL/PPM America Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.66              $17.04             $16.58
    End of period                                                          $17.06              $18.66             $17.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $10.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,035               N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                    $14.41               N/A                 N/A
    End of period                                                          $14.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,875               N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.93               N/A                 N/A
    End of period                                                          $11.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,291               N/A                 N/A

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.22              $11.95             $11.26
    End of period                                                          $13.92              $13.22             $11.95
  Accumulation units outstanding
  at the end of period                                                     61,107                -                   -

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                    $11.85               N/A                 N/A
    End of period                                                          $11.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     60,127               N/A                 N/A

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.57              $11.56             $11.05
    End of period                                                          $13.23              $12.57             $11.56
  Accumulation units outstanding
  at the end of period                                                     18,834                -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.88              $19.86             $19.23
    End of period                                                          $22.78              $21.88             $19.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(1090)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $10.33               N/A
    End of period                                                          $10.58              $10.42               N/A
  Accumulation units outstanding
  at the end of period                                                      8,603                -                  N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                    $24.21               N/A                 N/A
    End of period                                                          $26.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       938                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $32.38              $31.29             $27.44
    End of period                                                          $36.77              $32.38             $31.29
  Accumulation units outstanding
  at the end of period                                                      1,113                -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.58              $12.53             $11.96
    End of period                                                          $14.25              $14.58             $12.53
  Accumulation units outstanding
  at the end of period                                                      2,040                -                   -
Accumulation Unit Values
Contract with Endorsements - 3.21%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(1089)

  Accumulation unit value:
    Beginning of period                                                    $15.13              $12.55               N/A
    End of period                                                          $12.45              $15.13               N/A
  Accumulation units outstanding
  at the end of period                                                      1,313              1,313                N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.11              $11.83             $10.90
    End of period                                                          $14.14              $13.11             $11.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.53              $22.23             $21.48
    End of period                                                          $23.93              $22.53             $22.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $12.03               N/A                 N/A
    End of period                                                          $13.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       324                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.45              $16.72             $16.15
    End of period                                                          $21.11              $19.45             $16.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division(1165)

  Accumulation unit value:
    Beginning of period                                                    $15.77              $15.66               N/A
    End of period                                                          $16.33              $15.77               N/A
  Accumulation units outstanding
  at the end of period                                                      1,269              1,245                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.57              $10.62              $9.54
    End of period                                                          $14.72              $13.57             $10.62
  Accumulation units outstanding
  at the end of period                                                      1,492              1,687                606


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.69              $18.14             $17.34
    End of period                                                          $20.58              $19.69             $18.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.97             $13.16
    End of period                                                          $13.36              $12.97             $12.97
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $13.94               N/A                 N/A
    End of period                                                          $13.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       735                N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.81              $16.06             $14.89
    End of period                                                          $16.80              $17.81             $16.06
  Accumulation units outstanding
  at the end of period                                                      1,176                -                   -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.82              $13.10             $12.39
    End of period                                                          $13.38              $14.82             $13.10
  Accumulation units outstanding
  at the end of period                                                      2,639              1,148                 -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.11              $10.22             $11.04
    End of period                                                          $10.45              $11.11             $10.22
  Accumulation units outstanding
  at the end of period                                                      3,756              1,675               1,207

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $10.39             $10.50
    End of period                                                          $10.75              $10.43             $10.39
  Accumulation units outstanding
  at the end of period                                                      2,895              2,704                653

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.33              $4.04               $4.06
    End of period                                                           $5.38              $5.33               $4.04
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.26              $9.34               $9.76
    End of period                                                           $9.16              $10.26              $9.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.00              $7.97               $8.59
    End of period                                                           $9.78              $10.00              $7.97
  Accumulation units outstanding
  at the end of period                                                      2,905               851                 787

JNL/MCM Dow Dividend Division(1046)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $10.14               N/A
    End of period                                                          $10.13              $11.63               N/A
  Accumulation units outstanding
  at the end of period                                                      2,881              5,665                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.00              $11.31             $10.78
    End of period                                                          $10.40              $13.00             $11.31
  Accumulation units outstanding
  at the end of period                                                      1,678              1,327                824

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.49              $11.42             $10.50
    End of period                                                          $16.67              $15.49             $11.42
  Accumulation units outstanding
  at the end of period                                                      2,616              1,316               1,181

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.20              $9.68
    End of period                                                          $10.93              $10.49             $10.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.20              $14.15             $13.21
    End of period                                                          $18.39              $17.20             $14.15
  Accumulation units outstanding
  at the end of period                                                      1,889              1,903                528


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                    $13.40              $11.64             $10.87
    End of period                                                          $13.16              $13.40             $11.64
  Accumulation units outstanding
  at the end of period                                                      6,042              10,529                -

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.34             $10.29
    End of period                                                          $12.09              $10.49             $10.34
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.47              $20.92             $19.28
    End of period                                                          $32.06              $24.47             $20.92
  Accumulation units outstanding
  at the end of period                                                      2,299              1,830                991

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.19              $12.03              $9.97
    End of period                                                          $12.40              $12.19             $12.03
  Accumulation units outstanding
  at the end of period                                                      3,527              1,461               1,178


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.05              $13.22             $12.49
    End of period                                                          $14.61              $14.05             $13.22
  Accumulation units outstanding
  at the end of period                                                      3,346              3,251                523

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.07             $10.05
    End of period                                                          $11.40              $11.23             $10.07
  Accumulation units outstanding
  at the end of period                                                      3,552              3,566               1,520

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.71              $17.64             $17.11
    End of period                                                          $16.22              $18.71             $17.64
  Accumulation units outstanding
  at the end of period                                                      1,747               371                 412

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.35              $12.61             $12.29
    End of period                                                          $13.60              $14.35             $12.61
  Accumulation units outstanding
  at the end of period                                                      2,162              2,111                529


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.46              $5.16               $5.01
    End of period                                                           $6.06              $5.46               $5.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.61              $15.30             $12.58
    End of period                                                          $16.91              $14.61             $15.30
  Accumulation units outstanding
  at the end of period                                                      2,940              8,326               5,940

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.74              $11.73             $11.31
    End of period                                                          $13.66              $12.74             $11.73
  Accumulation units outstanding
  at the end of period                                                       700                728               17,008

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.24              $11.69             $10.53
    End of period                                                          $13.63              $13.24             $11.69
  Accumulation units outstanding
  at the end of period                                                      1,859              1,907                801

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.25              $8.12               $7.48
    End of period                                                           $8.86              $8.25               $8.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.25              $12.23             $12.34
    End of period                                                          $12.84              $12.25             $12.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.18              $11.38             $10.98
    End of period                                                          $11.66              $12.18             $11.38
  Accumulation units outstanding
  at the end of period                                                       997                928                 539

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.74              $7.56               $6.84
    End of period                                                           $7.45              $7.74               $7.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.20              $11.79             $11.00
    End of period                                                          $13.95              $13.20             $11.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division(1061)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.43               N/A
    End of period                                                          $11.09              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $11.89             $11.42
    End of period                                                          $13.84              $13.15             $11.89
  Accumulation units outstanding
  at the end of period                                                       873                875                 878

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $12.49              $11.50             $10.68
    End of period                                                          $13.14              $12.49             $11.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(1089)

  Accumulation unit value:
    Beginning of period                                                    $21.71              $19.69               N/A
    End of period                                                          $22.60              $21.71               N/A
  Accumulation units outstanding
  at the end of period                                                       751                751                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $10.35              $10.22             $10.22
    End of period                                                          $10.49              $10.35             $10.22
  Accumulation units outstanding
  at the end of period                                                      3,912                -                   -

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                                                    $19.37              $18.40               N/A
    End of period                                                          $20.22              $19.37               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 183                 N/A

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.50              $22.25             $21.25
    End of period                                                          $26.13              $24.50             $22.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.52              $12.49             $11.92
    End of period                                                          $14.17              $14.52             $12.49
  Accumulation units outstanding
  at the end of period                                                       745                 -                   -
Accumulation Unit Values
Contract with Endorsements - 3.26%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.29               N/A                 N/A
    End of period                                                          $13.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,048               N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.09               N/A                 N/A
    End of period                                                          $13.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,012               N/A                 N/A

JNL/S&P Managed Moderate Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.37               N/A                 N/A
    End of period                                                          $11.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,926               N/A                 N/A

JNL/S&P Managed Moderate Growth Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $12.44               N/A                 N/A
    End of period                                                          $13.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,441               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Accumulation Unit Values
Contract with Endorsements - 3.31%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                    $15.70               N/A                 N/A
    End of period                                                          $15.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       741                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(1177)

  Accumulation unit value:
    Beginning of period                                                    $15.10              $14.37               N/A
    End of period                                                          $12.42              $15.10               N/A
  Accumulation units outstanding
  at the end of period                                                       133                 -                  N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $12.03               N/A                 N/A
    End of period                                                          $13.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,617               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                           $9.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       419                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                           $9.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,124               N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $13.26               N/A                 N/A
    End of period                                                          $11.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       74                 N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division(1104)

  Accumulation unit value:
    Beginning of period                                                    $15.58              $15.02               N/A
    End of period                                                          $16.13              $15.58               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 473                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $13.48               N/A                 N/A
    End of period                                                          $12.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       67                 N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(1104)

  Accumulation unit value:
    Beginning of period                                                    $13.45              $11.70               N/A
    End of period                                                          $14.57              $13.45               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 916                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.46              $17.95             $17.34
    End of period                                                          $20.32              $19.46             $17.95
  Accumulation units outstanding
  at the end of period                                                       41                 279                 205

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $12.53               N/A                 N/A
    End of period                                                          $13.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,473               N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.02              $10.15             $10.98
    End of period                                                          $10.36              $11.02             $10.15
  Accumulation units outstanding
  at the end of period                                                      3,280              3,170               2,917

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.38              $10.35             $10.46
    End of period                                                          $10.68              $10.38             $10.35
  Accumulation units outstanding
  at the end of period                                                        -                 154                 140

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.92              $7.91               $8.53
    End of period                                                           $9.69              $9.92               $7.91
  Accumulation units outstanding
  at the end of period                                                      4,137              4,177               3,664

JNL/MCM Dow Dividend Division(1164)

  Accumulation unit value:
    Beginning of period                                                    $11.62              $10.96               N/A
    End of period                                                          $10.11              $11.62               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.52              $7.54               $7.14
    End of period                                                           $8.55              $8.52               $7.54
  Accumulation units outstanding
  at the end of period                                                        -                 375                 376

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.37              $11.34             $10.44
    End of period                                                          $16.52              $15.37             $11.34
  Accumulation units outstanding
  at the end of period                                                      2,884              3,094               2,827

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.12              $14.09             $12.37
    End of period                                                          $18.28              $17.12             $14.09
  Accumulation units outstanding
  at the end of period                                                       160                189                 207


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.37              $11.63             $10.43
    End of period                                                          $13.11              $13.37             $11.63
  Accumulation units outstanding
  at the end of period                                                     10,181              26,950             28,270

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                    $12.36               N/A                 N/A
    End of period                                                          $11.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,255               N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division(1341)

  Accumulation unit value:
    Beginning of period                                                    $10.64               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       185                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.29              $20.78             $17.22
    End of period                                                          $31.78              $24.29             $20.78
  Accumulation units outstanding
  at the end of period                                                      2,692              2,666               3,196

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.09              $11.94              $9.91
    End of period                                                          $12.29              $12.09             $11.94
  Accumulation units outstanding
  at the end of period                                                      3,457              3,437               3,017


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.98              $13.17             $12.45
    End of period                                                          $14.53              $13.98             $13.17
  Accumulation units outstanding
  at the end of period                                                       114                113                 108

JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.17              $10.03             $10.01
    End of period                                                          $11.33              $11.17             $10.03
  Accumulation units outstanding
  at the end of period                                                        -                 286                 283

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.56              $17.52             $17.01
    End of period                                                          $16.08              $18.56             $17.52
  Accumulation units outstanding
  at the end of period                                                      2,361              2,191               1,910

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.28              $12.56             $12.25
    End of period                                                          $13.52              $14.28             $12.56
  Accumulation units outstanding
  at the end of period                                                       124                112                 113


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $6.21               N/A                 N/A
    End of period                                                           $6.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,500               N/A                 N/A

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.58              $15.28             $11.66
    End of period                                                          $16.85              $14.58             $15.28
  Accumulation units outstanding
  at the end of period                                                       189               4,870               6,504

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $11.71             $10.91
    End of period                                                          $13.62              $12.71             $11.71
  Accumulation units outstanding
  at the end of period                                                     28,070              27,706             21,281

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.16              $11.63             $10.16
    End of period                                                          $13.54              $13.16             $11.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.15              $12.13             $12.27
    End of period                                                          $12.72              $12.15             $12.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                  768

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(1104)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $11.40               N/A
    End of period                                                          $11.55              $12.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 935                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.08              $11.70             $10.92
    End of period                                                          $13.81              $13.08             $11.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.30             $10.14
    End of period                                                          $11.06              $10.75             $10.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.03              $11.80             $11.34
    End of period                                                          $13.70              $13.03             $11.80
  Accumulation units outstanding
  at the end of period                                                      3,932              3,296               1,212

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $12.39              $11.41             $10.78
    End of period                                                          $13.02              $12.39             $11.41
  Accumulation units outstanding
  at the end of period                                                       729                722                  -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(781)

  Accumulation unit value:
    Beginning of period                                                    $21.47              $19.52             $18.73
    End of period                                                          $22.32              $21.47             $19.52
  Accumulation units outstanding
  at the end of period                                                       92                  75                 74


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.23              $10.11             $10.12
    End of period                                                          $10.36              $10.23             $10.11
  Accumulation units outstanding
  at the end of period                                                      3,477              13,423             13,423

JNL/Select Value Division(1164)

  Accumulation unit value:
    Beginning of period                                                    $19.28              $18.33               N/A
    End of period                                                          $20.12              $19.28               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                    $15.58               N/A                 N/A
    End of period                                                          $14.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,956               N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 3.35%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division(1370)

  Accumulation unit value:
    Beginning of period                                                    $12.38               N/A                 N/A
    End of period                                                          $13.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       426                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division(1370)

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $10.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       653                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $17.14               N/A                 N/A
    End of period                                                          $18.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       544                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $13.26               N/A                 N/A
    End of period                                                          $13.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,344               N/A                 N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $23.28               N/A                 N/A
    End of period                                                          $31.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       560                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $11.13               N/A                 N/A
    End of period                                                          $11.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,736               N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $12.60               N/A                 N/A
    End of period                                                          $13.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,399               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       985                N/A                 N/A

JNL/Select Value Division(1224)

  Accumulation unit value:
    Beginning of period                                                    $19.18               N/A                 N/A
    End of period                                                          $20.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       268                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 3.36%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(1220)

  Accumulation unit value:
    Beginning of period                                                    $14.16              $14.00               N/A
    End of period                                                          $15.03              $14.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $15.09              $11.44             $11.42
    End of period                                                          $12.40              $15.09             $11.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                    $16.06              $15.82             $16.03
    End of period                                                          $17.33              $16.06             $15.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                    $20.75              $18.94             $17.76
    End of period                                                          $24.20              $20.75             $18.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $13.39              $10.49              $8.88
    End of period                                                          $14.50              $13.39             $10.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division(1175)

  Accumulation unit value:
    Beginning of period                                                    $10.75              $9.62                N/A
    End of period                                                          $13.70              $10.75               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.12             $10.16
    End of period                                                          $10.32              $10.98             $10.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                    $10.35              $10.33             $10.55
    End of period                                                          $10.65              $10.35             $10.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division(1158)

  Accumulation unit value:
    Beginning of period                                                     $5.27              $4.87                N/A
    End of period                                                           $5.31              $5.27                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                    $10.15              $9.25               $9.23
    End of period                                                           $9.04              $10.15              $9.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                     $9.88              $7.88               $8.38
    End of period                                                           $9.65              $9.88               $7.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                    $12.85              $11.20             $11.06
    End of period                                                          $10.27              $12.85             $11.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                    $15.31              $11.30             $10.34
    End of period                                                          $16.45              $15.31             $11.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                    $17.08              $14.06             $12.59
    End of period                                                          $18.22              $17.08             $14.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                    $13.35              $11.62             $11.06
    End of period                                                          $13.09              $13.35             $11.62
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.32             $10.55
    End of period                                                          $12.04              $10.45             $10.32
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $24.20              $20.71             $17.91
    End of period                                                          $31.65              $24.20             $20.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                    $12.05              $11.90              $9.53
    End of period                                                          $12.23              $12.05             $11.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                    $13.94              $13.14             $11.87
    End of period                                                          $14.48              $13.94             $13.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                    $11.14              $10.01              $9.71
    End of period                                                          $11.30              $11.14             $10.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                    $18.49              $17.47             $15.45
    End of period                                                          $16.01              $18.49             $17.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                    $14.24              $12.54             $11.96
    End of period                                                          $13.48              $14.24             $12.54
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                     $5.40              $5.10               $5.10
    End of period                                                           $5.98              $5.40               $5.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.56              $15.27             $12.31
    End of period                                                          $16.82              $14.56             $15.27
  Accumulation units outstanding
  at the end of period                                                      1,968              2,382               2,382

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.70              $11.71             $10.95
    End of period                                                          $13.60              $12.70             $11.71
  Accumulation units outstanding
  at the end of period                                                      2,213              2,679               2,679

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $13.12              $11.60              $9.96
    End of period                                                          $13.48              $13.12             $11.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                     $8.17              $8.06               $7.23
    End of period                                                           $8.78              $8.17               $8.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                    $12.09              $12.09             $12.25
    End of period                                                          $12.66              $12.09             $12.09
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                    $19.34              $17.58             $17.18
    End of period                                                          $17.34              $19.34             $17.58
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                    $12.02              $11.25             $11.16
    End of period                                                          $11.49              $12.02             $11.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                     $7.67              $7.50               $7.52
    End of period                                                           $7.36              $7.67               $7.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $11.75             $11.40
    End of period                                                          $13.64              $12.97             $11.75
  Accumulation units outstanding
  at the end of period                                                      2,264              2,266               2,269

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $21.34              $19.41             $19.03
    End of period                                                          $22.17              $21.34             $19.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $10.17              $10.06             $10.05
    End of period                                                          $10.30              $10.17             $10.06
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division(1158)

  Accumulation unit value:
    Beginning of period                                                    $19.24              $18.19               N/A
    End of period                                                          $20.06              $19.24               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                    $24.08              $21.90             $21.61
    End of period                                                          $25.64              $24.08             $21.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                    $31.58              $30.58             $27.41
    End of period                                                          $35.79              $31.58             $30.58
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                    $14.37              $12.38             $11.89
    End of period                                                          $14.01              $14.37             $12.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -
Accumulation Unit Values
Contract with Endorsements - 3.41%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.08              $11.88             $10.84
    End of period                                                          $14.94              $14.08             $11.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.34              $10.88             $10.36
    End of period                                                          $12.68              $11.34             $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division(1177)

  Accumulation unit value:
    Beginning of period                                                    $15.08              $14.35               N/A
    End of period                                                          $12.38              $15.08               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.98              $11.73             $10.83
    End of period                                                          $13.97              $12.98             $11.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.98              $15.75             $14.34
    End of period                                                          $17.25              $15.98             $15.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division(1181)

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.33               N/A
    End of period                                                          $11.03              $10.57               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $22.01              $21.77             $20.64
    End of period                                                          $23.34              $22.01             $21.77
  Accumulation units outstanding
  at the end of period                                                       119                122                 113

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.05              $16.42             $15.84
    End of period                                                          $20.64              $19.05             $16.42
  Accumulation units outstanding
  at the end of period                                                       143                232                 239

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.27              $10.78             $10.64
    End of period                                                          $11.13              $12.27             $10.78
  Accumulation units outstanding
  at the end of period                                                       233                359                 359

JNL/Goldman Sachs Core Plus Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.41              $15.22             $15.39
    End of period                                                          $15.93              $15.41             $15.22
  Accumulation units outstanding
  at the end of period                                                       187                264                 248

JNL/Goldman Sachs Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.46              $11.14             $10.92
    End of period                                                          $12.38              $12.46             $11.14
  Accumulation units outstanding
  at the end of period                                                        9                 135                 135

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.33              $10.45              $9.39
    End of period                                                          $14.43              $13.33             $10.45
  Accumulation units outstanding
  at the end of period                                                       208                340                 400


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.68              $12.70             $12.90
    End of period                                                          $13.03              $12.68             $12.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $17.50              $15.81             $15.13
    End of period                                                          $16.47              $17.50             $15.81
  Accumulation units outstanding
  at the end of period                                                       154                156                 151

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.56              $12.90             $12.22
    End of period                                                          $13.12              $14.56             $12.90
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.95              $10.09             $10.92
    End of period                                                          $10.28              $10.95             $10.09
  Accumulation units outstanding
  at the end of period                                                       252                241                 233

JNL/MCM Bond Index Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.33              $10.31             $10.39
    End of period                                                          $10.63              $10.33             $10.31
  Accumulation units outstanding
  at the end of period                                                       12                 150                 142

JNL/MCM Communications Sector Division(1177)

  Accumulation unit value:
    Beginning of period                                                     $5.25              $4.97                N/A
    End of period                                                           $5.29              $5.25                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.85              $7.86               $8.38
    End of period                                                           $9.61              $9.85               $7.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                                                    $11.61              $11.36               N/A
    End of period                                                          $10.09              $11.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.46              $7.49               $7.33
    End of period                                                           $8.48              $8.46               $7.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.26              $11.27             $10.14
    End of period                                                          $16.39              $15.26             $11.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.36              $10.08              $9.59
    End of period                                                          $10.76              $10.36             $10.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(1181)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $13.00               N/A
    End of period                                                          $13.07              $13.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $24.15              $20.69             $19.09
    End of period                                                          $31.57              $24.15             $20.69
  Accumulation units outstanding
  at the end of period                                                       206                355                 369

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.01              $11.87              $8.98
    End of period                                                          $12.19              $12.01             $11.87
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.01              $9.78
    End of period                                                          $11.28              $11.13             $10.01
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.43              $17.42             $15.54
    End of period                                                          $15.95              $18.43             $17.42
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.19              $12.50             $11.89
    End of period                                                          $13.42              $14.19             $12.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                    $12.68              $11.70             $11.41
    End of period                                                          $13.57              $12.68             $11.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.12              $11.60             $10.47
    End of period                                                          $13.48              $13.12             $11.60
  Accumulation units outstanding
  at the end of period                                                       216                339                 350

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.04              $12.04             $12.14
    End of period                                                          $12.59              $12.04             $12.04
  Accumulation units outstanding
  at the end of period                                                       486                799                 746

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.96              $11.20             $11.38
    End of period                                                          $11.43              $11.96             $11.20
  Accumulation units outstanding
  at the end of period                                                       248                352                 336

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division(1181)

  Accumulation unit value:
    Beginning of period                                                    $19.20              $18.55               N/A
    End of period                                                          $20.01              $19.20               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T.Rowe Price Established Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.94              $21.79             $20.85
    End of period                                                          $25.47              $23.94             $21.79
  Accumulation units outstanding
  at the end of period                                                       348                551                 548

JNL/T.Rowe Price Mid-Cap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $31.40              $30.41             $28.44
    End of period                                                          $35.56              $31.40             $30.41
  Accumulation units outstanding
  at the end of period                                                       83                 137                 133

JNL/T.Rowe Price Value Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.32              $12.35             $11.98
    End of period                                                          $13.96              $14.32             $12.35
  Accumulation units outstanding
  at the end of period                                                       593                924                 955
Accumulation Unit Values
Contract with Endorsements - 3.445%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $19.16              $17.69             $17.76
    End of period                                                          $19.98              $19.16             $17.69
  Accumulation units outstanding
  at the end of period                                                        -                 156                 164

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.33              $11.61             $11.55
    End of period                                                          $13.06              $13.33             $11.61
  Accumulation units outstanding
  at the end of period                                                        -                1,360               1,428

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,924               N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 3.47%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.32              $11.60             $10.66
    End of period                                                          $13.05              $13.32             $11.60
  Accumulation units outstanding
  at the end of period                                                      3,754              3,922               2,266

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.21              $11.27             $10.69
    End of period                                                          $12.82              $12.21             $11.27
  Accumulation units outstanding
  at the end of period                                                      3,108              3,248               1,507


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 3.51%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Real Estate Division(1058)

  Accumulation unit value:
    Beginning of period                                                    $15.05              $12.57               N/A
    End of period                                                          $12.35              $15.05               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                                                    $24.80               N/A                 N/A
    End of period                                                          $23.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       584                N/A                 N/A

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $11.88               N/A                 N/A
    End of period                                                          $13.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       145                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division

  Accumulation unit value:
    Beginning of period                                                    $15.23              $15.06             $14.98
    End of period                                                          $15.73              $15.23             $15.06
  Accumulation units outstanding
  at the end of period                                                       605                 -                   -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                    $13.22              $10.37              $8.59
    End of period                                                          $14.29              $13.22             $10.37
  Accumulation units outstanding
  at the end of period                                                       415                 -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan U.S. Government & Quality Bond Division(1085)

  Accumulation unit value:
    Beginning of period                                                    $12.53              $12.23               N/A
    End of period                                                          $12.87              $12.53               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 142                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $11.96               N/A                 N/A
    End of period                                                          $13.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       572                N/A                 N/A

JNL/Lazard Mid Cap Value Division(997)

  Accumulation unit value:
    Beginning of period                                                    $17.35              $16.01               N/A
    End of period                                                          $16.31              $17.35               N/A
  Accumulation units outstanding
  at the end of period                                                       702                103                 N/A

JNL/Lazard Small Cap Value Division(997)

  Accumulation unit value:
    Beginning of period                                                    $14.44              $13.55               N/A
    End of period                                                          $12.99              $14.44               N/A
  Accumulation units outstanding
  at the end of period                                                       889                124                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.03             $10.32
    End of period                                                          $10.19              $10.86             $10.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.28              $10.27             $10.45
    End of period                                                          $10.56              $10.28             $10.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.77              $7.81               $8.33
    End of period                                                           $9.53              $9.77               $7.81
  Accumulation units outstanding
  at the end of period                                                        -                1,000                 -

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                    $11.80               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,445               N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.15              $11.20             $10.08
    End of period                                                          $16.25              $15.15             $11.20
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.95              $13.98             $12.46
    End of period                                                          $18.06              $16.95             $13.98
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.31              $11.60             $10.34
    End of period                                                          $13.03              $13.31             $11.60
  Accumulation units outstanding
  at the end of period                                                      3,735              3,086               7,251

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $11.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,214               N/A                 N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $23.93              $20.51             $16.85
    End of period                                                          $31.25              $23.93             $20.51
  Accumulation units outstanding
  at the end of period                                                       400                562                 283

JNL/MCM S&P 10 Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $11.79              $8.93
    End of period                                                          $12.08              $11.92             $11.79
  Accumulation units outstanding
  at the end of period                                                        -                 150                  -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.84              $13.07             $11.75
    End of period                                                          $14.35              $13.84             $13.07
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.06              $9.95               $9.74
    End of period                                                          $11.20              $11.06              $9.95
  Accumulation units outstanding
  at the end of period                                                        -                 323                  -

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.29              $17.30             $15.45
    End of period                                                          $15.81              $18.29             $17.30
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.14              $12.46             $11.87
    End of period                                                          $13.36              $14.14             $12.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $14.52              $15.24             $11.47
    End of period                                                          $16.74              $14.52             $15.24
  Accumulation units outstanding
  at the end of period                                                       780                426                5,541

JNL/MCM VIP Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.66              $11.68             $10.78
    End of period                                                          $13.53              $12.66             $11.68
  Accumulation units outstanding
  at the end of period                                                       690               12,342             12,121

JNL/Oppenheimer Global Growth Division(1058)

  Accumulation unit value:
    Beginning of period                                                    $13.01              $12.49               N/A
    End of period                                                          $13.36              $13.01               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.93              $11.94             $12.11
    End of period                                                          $12.47              $11.93             $11.94
  Accumulation units outstanding
  at the end of period                                                        -                  -                 3,299

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                    $11.86              $11.11             $10.71
    End of period                                                          $11.32              $11.86             $11.11
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                    $12.17              $11.24             $10.76
    End of period                                                          $12.77              $12.17             $11.24
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division(997)

  Accumulation unit value:
    Beginning of period                                                    $20.97              $19.36               N/A
    End of period                                                          $21.76              $20.97               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 170                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,353               N/A                 N/A

JNL/Select Value Division(997)

  Accumulation unit value:
    Beginning of period                                                    $19.12              $16.70               N/A
    End of period                                                          $19.91              $19.12               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  93                 N/A

JNL/T.Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                    $14.23              $12.28             $11.54
    End of period                                                          $13.85              $14.23             $12.28
  Accumulation units outstanding
  at the end of period                                                        -                 251                  -
Accumulation Unit Values
Contract with Endorsements - 3.61%

Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                                                    $15.13               N/A                 N/A
    End of period                                                          $14.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       852                N/A                 N/A

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.79             $10.29
    End of period                                                          $12.53              $11.22             $10.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian Global Diversified Research Division(781)

  Accumulation unit value:
    Beginning of period                                                    $20.15              $18.44             $17.63
    End of period                                                          $23.45              $20.15             $18.44
  Accumulation units outstanding
  at the end of period                                                        -                  -                  887

JNL/Capital Guardian International Small Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Capital Guardian U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                    $13.96               N/A                 N/A
    End of period                                                          $13.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       308                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.67              $16.11             $15.73
    End of period                                                          $20.18              $18.67             $16.11
  Accumulation units outstanding
  at the end of period                                                        -                  -                  995

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A                 N/A
    End of period                                                           $9.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,247               N/A                 N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Core Plus Bond Division(1079)

  Accumulation unit value:
    Beginning of period                                                    $15.05              $14.62               N/A
    End of period                                                          $15.53              $15.05               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 642                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division(1079)

  Accumulation unit value:
    Beginning of period                                                    $13.10              $11.42               N/A
    End of period                                                          $14.15              $13.10               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,233                N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/JPMorgan MidCap Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.79              $17.39             $16.98
    End of period                                                          $19.57              $18.79             $17.39
  Accumulation units outstanding
  at the end of period                                                        -                 526                 550

JNL/JPMorgan U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                    $13.98               N/A                 N/A
    End of period                                                          $13.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,536               N/A                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.20              $15.56             $14.49
    End of period                                                          $16.15              $17.20             $15.56
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $9.96              $10.80
    End of period                                                          $10.11              $10.78              $9.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                 1,910

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Dow 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                     $9.70              $7.76               $8.39
    End of period                                                           $9.45              $9.70               $7.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                 2,378

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Enhanced S&P 500 Stock Index Division(781)

  Accumulation unit value:
    Beginning of period                                                     $8.33              $7.39               $7.23
    End of period                                                           $8.34              $8.33               $7.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                 2,163

JNL/MCM Financial Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.61              $11.02             $10.29
    End of period                                                          $10.05              $12.61             $11.02
  Accumulation units outstanding
  at the end of period                                                        -                  -                  760

JNL/MCM Global 15 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $15.03              $11.12             $10.27
    End of period                                                          $16.11              $15.03             $11.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                 3,351

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $13.28              $11.58             $11.07
    End of period                                                          $12.99              $13.28             $11.58
  Accumulation units outstanding
  at the end of period                                                        -                8,458               6,075

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                    $12.30               N/A                 N/A
    End of period                                                          $11.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,396               N/A                 N/A

JNL/MCM Nasdaq 25 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.29             $10.12
    End of period                                                          $11.94              $10.40             $10.29
  Accumulation units outstanding
  at the end of period                                                        -                  -                 1,546

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                    $23.75              $20.38             $19.94
    End of period                                                          $30.98              $23.75             $20.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 10 Division(781)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $11.72              $9.75
    End of period                                                          $11.98              $11.83             $11.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                 2,100


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division(781)

  Accumulation unit value:
    Beginning of period                                                    $18.16              $17.19             $16.73
    End of period                                                          $15.68              $18.16             $17.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                 1,315

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/MCM Technology Sector Division(781)

  Accumulation unit value:
    Beginning of period                                                     $5.30              $5.02               $4.88
    End of period                                                           $5.85              $5.30               $5.02
  Accumulation units outstanding
  at the end of period                                                      2,838                -                 1,603

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                                                    $14.48              $15.22             $12.81
    End of period                                                          $16.69              $14.48             $15.22
  Accumulation units outstanding
  at the end of period                                                        -                 652                  -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.94              $11.47             $10.88
    End of period                                                          $13.27              $12.94             $11.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                 2,875

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division(1079)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $11.20               N/A
    End of period                                                          $11.21              $11.76               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,257                N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Dividend Income & Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.74              $11.43             $11.01
    End of period                                                          $13.42              $12.74             $11.43
  Accumulation units outstanding
  at the end of period                                                        -                  -                 1,421

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.69              $11.53             $10.81
    End of period                                                          $13.31              $12.69             $11.53
  Accumulation units outstanding
  at the end of period                                                        -                1,276               3,415

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division(781)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $11.15             $10.61
    End of period                                                          $12.64              $12.07             $11.15
  Accumulation units outstanding
  at the end of period                                                        -                  -                  725


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2007                2006               2005

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                           $9.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,613               N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.39              $21.33             $20.44
    End of period                                                          $24.84              $23.39             $21.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $30.67              $29.78             $26.23
    End of period                                                          $34.67              $30.67             $29.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.13              $12.21             $11.70
    End of period                                                          $13.75              $14.13             $12.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -


    1 - September 16, 1996    66 - March 4, 2002      131 - June 7, 2002         196 - September 27, 2002  261 - January 31, 2003
    2 - April 1, 1998         67 - March 5, 2002      132 - June 10, 2002        197 - September 30, 2002  262 - February 3, 2003
    3 - April 8, 1998         68 - March 6, 2002      133 - June 11, 2002        198 - October 1, 2002     263 - February 4, 2003
    4 - April 9, 1998         69 - March 7, 2002      134 - June 12, 2002        199 - October 2, 2002     264 - February 5, 2003
    5 - April 13, 1998        70 - March 8, 2002      135 - June 14, 2002        200 - October 3, 2002     265 - February 6, 2003
    6 - April 15, 1998        71 - March 11, 2002     136 - June 17, 2002        201 - October 4, 2002     266 - February 7, 2003
    7 - January 21, 1999      72 - March 12, 2002     137 - June 20, 2002        202 - October 7, 2002     267 - February 12, 2003
    8 - January 29, 1999      73 - March 13, 2002     138 - June 21, 2002        203 - October 8, 2002     268 - February 13, 2003
    9 - February 9, 1999      74 - March 14, 2002     139 - June 24, 2002        204 - October 9, 2002     269 - February 14, 2003
   10 - March 22, 1999        75 - March 15, 2002     140 - June 25, 2002        205 - October 10, 2002    270 - February 18, 2003
   11 - April 1, 1999         76 - March 18, 2002     141 - June 26, 2002        206 - October 11, 2002    271 - February 19, 2003
   12 - April 8, 1999         77 - March 19, 2002     142 - June 27, 2002        207 - October 14, 2002    272 - February 20, 2003
   13 - April 9, 1999         78 - March 20, 2002     143 - June 28, 2002        208 - October 15, 2002    273 - February 21, 2003
   14 - April 13, 1999        79 - March 21, 2002     144 - July 1, 2002         209 - October 17, 2002    274 - February 24, 2003
   15 - April 15, 1999        80 - March 22, 2002     145 - July 2, 2002         210 - October 18, 2002    275 - February 25, 2003
   16 - April 22, 1999        81 - March 25, 2002     146 - July 3, 2002         211 - October 21, 2002    276 - February 26, 2003
   17 - July 2, 1999          82 - March 26, 2002     147 - July 5, 2002         212 - October 22, 2002    277 - February 27, 2003
   18 - August 16, 1999       83 - March 27, 2002     148 - July 8, 2002         213 - October 24, 2002    278 - February 28, 2003
   19 - May 1, 2000           84 - March 28, 2002     149 - July 9, 2002         214 - October 25, 2002    279 - March 3, 2003
   20 - November 3, 2000      85 - April 1, 2002      150 - July 11, 2002        215 - October 28, 2002    280 - March 4, 2003
   21 - November 17, 2000     86 - April 2, 2002      151 - July 12, 2002        216 - October 29, 2002    281 - March 5, 2003
   22 - November 27, 2000     87 - April 3, 2002      152 - July 15, 2002        217 - October 31, 2002    282 - March 6, 2003
   23 - December 14, 2000     88 - April 4, 2002      153 - July 16, 2002        218 - November 1, 2002    283 - March 7, 2003
   24 - December 19, 2000     89 - April 8, 2002      154 - July 18, 2002        219 - November 4, 2002    284 - March 10, 2003
   25 - February 12, 2001     90 - April 9, 2002      155 - July 22, 2002        220 - November 5, 2002    285 - March 11, 2003
   26 - March 28, 2001        91 - April 10, 2002     156 - July 24, 2002        221 - November 6, 2002    286 - March 12, 2003
   27 - May 1, 2001           92 - April 11, 2002     157 - July 25, 2002        222 - November 7, 2002    287 - March 13, 2003
   28 - June 7, 2001          93 - April 12, 2002     158 - July 26, 2002        223 - November 8, 2002    288 - March 14, 2003
   29 - August 15, 2001       94 - April 15, 2002     159 - July 29, 2002        224 - November 12, 2002   289 - March 17, 2003
   30 - October 29, 2001      95 - April 16, 2002     160 - July 30, 2002        225 - November 13, 2002   290 - March 18, 2003
   31 - December 14, 2001     96 - April 17, 2002     161 - July 31, 2002        226 - November 14, 2002   291 - March 19, 2003
   32 - January 3, 2002       97 - April 18, 2002     162 - August 1, 2002       227 - November 15, 2002   292 - March 20, 2003
   33 - January 7, 2002       98 - April 19, 2002     163 - August 5, 2002       228 - November 18, 2002   293 - March 21, 2003
   34 - January 10, 2002      99 - April 22, 2002     164 - August 6, 2002       229 - November 19, 2002   294 - March 24, 2003
   35 - January 11, 2002     100 - April 23, 2002     165 - August 7, 2002       230 - November 20, 2002   295 - March 26, 2003
   36 - January 14, 2002     101 - April 24, 2002     166 - August 8, 2002       231 - November 22, 2002   296 - March 27, 2003
   37 - January 15, 2002     102 - April 25, 2002     167 - August 12, 2002      232 - November 25, 2002   297 - March 28, 2003
   38 - January 18, 2002     103 - April 26, 2002     168 - August 13, 2002      233 - November 26, 2002   298 - March 31, 2003
   39 - January 22, 2002     104 - April 29, 2002     169 - August 14, 2002      234 - November 27, 2002   299 - April 1, 2003
   40 - January 23, 2002     105 - April 30, 2002     170 - August 15, 2002      235 - November 29, 2002   300 - April 2, 2003
   41 - January 25, 2002     106 - May 1, 2002        171 - August 16, 2002      236 - December 2, 2002    301 - April 3, 2003
   42 - January 28, 2002     107 - May 2, 2002        172 - August 19, 2002      237 - December 3, 2002    302 - April 4, 2003
   43 - January 29, 2002     108 - May 3, 2002        173 - August 20, 2002      238 - December 5, 2002    303 - April 7, 2003
   44 - January 30, 2002     109 - May 6, 2002        174 - August 23, 2002      239 - December 6, 2002    304 - April 8, 2003
   45 - January 31, 2002     110 - May 7, 2002        175 - August 26, 2002      240 - December 9, 2002    305 - April 9, 2003
   46 - February 1, 2002     111 - May 8, 2002        176 - August 28, 2002      241 - December 16, 2002   306 - April 10, 2003
   47 - February 4, 2002     112 - May 9, 2002        177 - August 29, 2002      242 - December 17, 2002   307 - April 11, 2003
   48 - February 5, 2002     113 - May 10, 2002       178 - August 30, 2002      243 - December 18, 2002   308 - April 14, 2003
   49 - February 6, 2002     114 - May 13, 2002       179 - September 3, 2002    244 - December 19, 2002   309 - April 15, 2003
   50 - February 7, 2002     115 - May 14, 2002       180 - September 4, 2002    245 - December 23, 2002   310 - April 16, 2003
   51 - February 8, 2002     116 - May 15, 2002       181 - September 5, 2002    246 - December 27, 2002   311 - April 17, 2003
   52 - February 11, 2002    117 - May 16, 2002       182 - September 6, 2002    247 - December 30, 2002   312 - April 21, 2003
   53 - February 12, 2002    118 - May 17, 2002       183 - September 10, 2002   248 - December 31, 2002   313 - April 22, 2003
   54 - February 13, 2002    119 - May 20, 2002       184 - September 11, 2002   249 - January 2, 2003     314 - April 23, 2003
   55 - February 14, 2002    120 - May 21, 2002       185 - September 12, 2002   250 - January 3, 2003     315 - April 24, 2003
   56 - February 15, 2002    121 - May 23, 2002       186 - September 13, 2002   251 - January 6, 2003     316 - April 25, 2003
   57 - February 19, 2002    122 - May 24, 2002       187 - September 16, 2002   252 - January 9, 2003     317 - April 28, 2003
   58 - February 20, 2002    123 - May 28, 2002       188 - September 17, 2002   253 - January 16, 2003    318 - April 29, 2003
   59 - February 21, 2002    124 - May 29, 2002       189 - September 18, 2002   254 - January 17, 2003    319 - April 30, 2003
   60 - February 22, 2002    125 - May 30, 2002       190 - September 19, 2002   255 - January 21, 2003    320 - May 1, 2003
   61 - February 25, 2002    126 - May 31, 2002       191 - September 20, 2002   256 - January 22, 2003    321 - May 2, 2003
   62 - February 26, 2002    127 - June 3, 2002       192 - September 23, 2002   257 - January 24, 2003    322 - May 5, 2003
   63 - February 27, 2002    128 - June 4, 2002       193 - September 24, 2002   258 - January 27, 2003    323 - May 6, 2003
   64 - February 28, 2002    129 - June 5, 2002       194 - September 25, 2002   259 - January 28, 2003    324 - May 7, 2003
   65 - March 1, 2002        130 - June 6, 2002       195 - September 26, 2002   260 - January 30, 2003    325 - May 8, 2003


  326 - May 12, 2003        391 - August 15, 2003     456 - November 17, 2003   521 - February 23, 2004   586 - May 25, 2004
  327 - May 13, 2003        392 - August 18, 2003     457 - November 18, 2003   522 - February 24, 2004   587 - May 26, 2004
  328 - May 14, 2003        393 - August 19, 2003     458 - November 19, 2003   523 - February 25, 2004   588 - May 27, 2004
  329 - May 15, 2003        394 - August 20, 2003     459 - November 20, 2003   524 - February 26, 2004   589 - May 28, 2004
  330 - May 19, 2003        395 - August 21, 2003     460 - November 21, 2003   525 - February 27, 2004   590 - June 1, 2004
  331 - May 20, 2003        396 - August 22, 2003     461 - November 24, 2003   526 - March 1, 2004       591 - June 2, 2004
  332 - May 21, 2003        397 - August 25, 2003     462 - November 25, 2003   527 - March 2, 2004       592 - June 3, 2004
  333 - May 22, 2003        398 - August 26, 2003     463 - November 26, 2003   528 - March 3, 2004       593 - June 4, 2004
  334 - May 23, 2003        399 - August 27, 2003     464 - November 28, 2003   529 - March 4, 2004       594 - June 7, 2004
  335 - May 27, 2003        400 - August 28, 2003     465 - December 1, 2003    530 - March 5, 2004       595 - June 8, 2004
  336 - May 28, 2003        401 - August 29, 2003     466 - December 2, 2003    531 - March 8, 2004       596 - June 9, 2004
  337 - May 29, 2003        402 - September 2, 2003   467 - December 3, 2003    532 - March 9, 2004       597 - June 10, 2004
  338 - May 30, 2003        403 - September 3, 2003   468 - December 4, 2003    533 - March 10, 2004      598 - June 14, 2004
  339 - June 2, 2003        404 - September 5, 2003   469 - December 5, 2003    534 - March 11, 2004      599 - June 15, 2004
  340 - June 3, 2003        405 - September 8, 2003   470 - December 8, 2003    535 - March 12, 2004      600 - June 16, 2004
  341 - June 4, 2003        406 - September 9, 2003   471 - December 9, 2003    536 - March 15, 2004      601 - June 17, 2004
  342 - June 5, 2003        407 - September 10, 2003  472 - December 10, 2003   537 - March 16, 2004      602 - June 18, 2004
  343 - June 6, 2003        408 - September 11, 2003  473 - December 11, 2003   538 - March 17, 2004      603 - June 21, 2004
  344 - June 9, 2003        409 - September 12, 2003  474 - December 12, 2003   539 - March 18, 2004      604 - June 22, 2004
  345 - June 10, 2003       410 - September 15, 2003  475 - December 15, 2003   540 - March 19, 2004      605 - June 23, 2004
  346 - June 11, 2003       411 - September 16, 2003  476 - December 16, 2003   541 - March 22, 2004      606 - June 24, 2004
  347 - June 12, 2003       412 - September 17, 2003  477 - December 17, 2003   542 - March 23, 2004      607 - June 25, 2004
  348 - June 13, 2003       413 - September 18, 2003  478 - December 18, 2003   543 - March 24, 2004      608 - June 28, 2004
  349 - June 16, 2003       414 - September 19, 2003  479 - December 19, 2003   544 - March 25, 2004      609 - June 29, 2004
  350 - June 17, 2003       415 - September 22, 2003  480 - December 22, 2003   545 - March 26, 2004      610 - July 1, 2004
  351 - June 18, 2003       416 - September 23, 2003  481 - December 23, 2003   546 - March 29, 2004      611 - July 2, 2004
  352 - June 19, 2003       417 - September 24, 2003  482 - December 24, 2003   547 - March 30, 2004      612 - July 6, 2004
  353 - June 20, 2003       418 - September 25, 2003  483 - December 26, 2003   548 - March 31, 2004      613 - July 7, 2004
  354 - June 23, 2003       419 - September 26, 2003  484 - December 29, 2003   549 - April 1, 2004       614 - July 8, 2004
  355 - June 24, 2003       420 - September 29, 2003  485 - December 30, 2003   550 - April 2, 2004       615 - July 9, 2004
  356 - June 25, 2003       421 - September 30, 2003  486 - December 31, 2003   551 - April 5, 2004       616 - July 12, 2004
  357 - June 26, 2003       422 - October 1, 2003     487 - January 2, 2004     552 - April 6, 2004       617 - July 13, 2004
  358 - June 27, 2003       423 - October 2, 2003     488 - January 5, 2004     553 - April 7, 2004       618 - July 14, 2004
  359 - June 30, 2003       424 - October 3, 2003     489 - January 6, 2004     554 - April 8, 2004       619 - July 15, 2004
  360 - July 1, 2003        425 - October 4, 2003     490 - January 7, 2004     555 - April 12, 2004      620 - July 16, 2004
  361 - July 2, 2003        426 - October 6, 2003     491 - January 8, 2004     556 - April 13, 2004      621 - July 19, 2004
  362 - July 3, 2003        427 - October 7, 2003     492 - January 9, 2004     557 - April 14, 2004      622 - July 20, 2004
  363 - July 7, 2003        428 - October 8, 2003     493 - January 12, 2004    558 - April 15, 2004      623 - July 21, 2004
  364 - July 8, 2003        429 - October 9, 2003     494 - January 13, 2004    559 - April 16, 2004      624 - July 22, 2004
  365 - July 9, 2003        430 - October 10, 2003    495 - January 14, 2004    560 - April 19, 2004      625 - July 23, 2004
  366 - July 10, 2003       431 - October 13, 2003    496 - January 15, 2004    561 - April 20, 2004      626 - July 26, 2004
  367 - July 11, 2003       432 - October 14, 2003    497 - January 16, 2004    562 - April 21, 2004      627 - July 27, 2004
  368 - July 14, 2003       433 - October 15, 2003    498 - January 20, 2004    563 - April 22, 2004      628 - July 28, 2004
  369 - July 15, 2003       434 - October 16, 2003    499 - January 21, 2004    564 - April 23, 2004      629 - July 29, 2004
  370 - July 17, 2003       435 - October 17, 2003    500 - January 22, 2004    565 - April 26, 2004      630 - July 30, 2004
  371 - July 18, 2003       436 - October 20, 2003    501 - January 23, 2004    566 - April 27, 2004      631 - August 2, 2004
  372 - July 21, 2003       437 - October 21, 2003    502 - January 26, 2004    567 - April 28, 2004      632 - August 3, 2004
  373 - July 22, 2003       438 - October 22, 2003    503 - January 27, 2004    568 - April 29, 2004      633 - August 4, 2004
  374 - July 23, 2003       439 - October 23, 2003    504 - January 28, 2004    569 - April 30, 2004      634 - August 5, 2004
  375 - July 24, 2003       440 - October 24, 2003    505 - January 29, 2004    570 - May 3, 2004         635 - August 6, 2004
  376 - July 25, 2003       441 - October 27, 2003    506 - January 30, 2004    571 - May 4, 2004         636 - August 9, 2004
  377 - July 28, 2003       442 - October 28, 2003    507 - February 2, 2004    572 - May 5, 2004         637 - August 10, 2004
  378 - July 29, 2003       443 - October 29, 2003    508 - February 3, 2004    573 - May 6, 2004         638 - August 11, 2004
  379 - July 30, 2003       444 - October 30, 2003    509 - February 4, 2004    574 - May 7, 2004         639 - August 12, 2004
  380 - July 31, 2003       445 - October 31, 2003    510 - February 5, 2004    575 - May 10, 2004        640 - August 13, 2004
  381 - August 1, 2003      446 - November 3, 2003    511 - February 6, 2004    576 - May 11, 2004        641 - August 16, 2004
  382 - August 4, 2003      447 - November 4, 2003    512 - February 9, 2004    577 - May 12, 2004        642 - August 17, 2004
  383 - August 5, 2003      448 - November 5, 2003    513 - February 10, 2004   578 - May 13, 2004        643 - August 18, 2004
  384 - August 6, 2003      449 - November 6, 2003    514 - February 11, 2004   579 - May 14, 2004        644 - August 19, 2004
  385 - August 7, 2003      450 - November 7, 2003    515 - February 12, 2004   580 - May 17, 2004        645 - August 20, 2004
  386 - August 8, 2003      451 - November 10, 2003   516 - February 13, 2004   581 - May 18, 2004        646 - August 23, 2004
  387 - August 11, 2003     452 - November 11, 2003   517 - February 17, 2004   582 - May 19, 2004        647 - August 24, 2004
  388 - August 12, 2003     453 - November 12, 2003   518 - February 18, 2004   583 - May 20, 2004        648 - August 25, 2004
  389 - August 13, 2003     454 - November 13, 2003   519 - February 19, 2004   584 - May 21, 2004        649 - August 26, 2004
  390 - August 14, 2003     455 - November 14, 2003   520 - February 20, 2004   585 - May 24, 2004        650 - August 27, 2004


  651 - August 30, 2004      716 - December 1, 2004    781 - March 7, 2005      846 - June 9, 2005         911 - September 13, 2005
  652 - August 31, 2004      717 - December 2, 2004    782 - March 8, 2005      847 - June 10, 2005        912 - September 14, 2005
  653 - September 1, 2004    718 - December 3, 2004    783 - March 9, 2005      848 - June 13, 2005        913 - September 15, 2005
  654 - September 2, 2004    719 - December 6, 2004    784 - March 10, 2005     849 - June 14, 2005        914 - September 16, 2005
  655 - September 3, 2004    720 - December 7, 2004    785 - March 11, 2005     850 - June 15, 2005        915 - September 19, 2005
  656 - September 7, 2004    721 - December 8, 2004    786 - March 14, 2005     851 - June 16, 2005        916 - September 21, 2005
  657 - September 8, 2004    722 - December 9, 2004    787 - March 15, 2005     852 - June 17, 2005        917 - September 22, 2005
  658 - September 9, 2004    723 - December 10, 2004   788 - March 16, 2005     853 - June 20, 2005        918 - September 23, 2005
  659 - September 10, 2004   724 - December 13, 2004   789 - March 17, 2005     854 - June 21, 2005        919 - September 26, 2005
  660 - September 13, 2004   725 - December 14, 2004   790 - March 18, 2005     855 - June 22, 2005        920 - September 27, 2005
  661 - September 14, 2004   726 - December 15, 2004   791 - March 21, 2005     856 - June 23, 2005        921 - September 29, 2005
  662 - September 15, 2004   727 - December 16, 2004   792 - March 22, 2005     857 - June 24, 2005        922 - September 30, 2005
  663 - September 16, 2004   728 - December 17, 2004   793 - March 23, 2005     858 - June 27, 2005        923 - October 3, 2005
  664 - September 17, 2004   729 - December 20, 2004   794 - March 24, 2005     859 - June 28, 2005        924 - October 4, 2005
  665 - September 20, 2004   730 - December 21, 2004   795 - March 28, 2005     860 - June 29, 2005        925 - October 5, 2005
  666 - September 21, 2004   731 - December 22, 2004   796 - March 29, 2005     861 - June 30, 2005        926 - October 6, 2005
  667 - September 22, 2004   732 - December 23, 2004   797 - March 30, 2005     862 - July 1, 2005         927 - October 7, 2005
  668 - September 23, 2004   733 - December 27, 2004   798 - March 31, 2005     863 - July 5, 2005         928 - October 10, 2005
  669 - September 24, 2004   734 - December 28, 2004   799 - April 1, 2005      864 - July 6, 2005         929 - October 11, 2005
  670 - September 27, 2004   735 - December 29, 2004   800 - April 4, 2005      865 - July 7, 2005         930 - October 12, 2005
  671 - September 28, 2004   736 - December 30, 2004   801 - April 5, 2005      866 - July 8, 2005         931 - October 13, 2005
  672 - September 29, 2004   737 - December 31, 2004   802 - April 6, 2005      867 - July 11, 2005        932 - October 14, 2005
  673 - September 30, 2004   738 - January 3, 2005     803 - April 7, 2005      868 - July 12, 2005        933 - October 17, 2005
  674 - October 1, 2004      739 - January 4, 2005     804 - April 8, 2005      869 - July 13, 2005        934 - October 18, 2005
  675 - October 4, 2004      740 - January 5, 2005     805 - April 11, 2005     870 - July 14, 2005        935 - October 19, 2005
  676 - October 5, 2004      741 - January 6, 2005     806 - April 12, 2005     871 - July 15, 2005        936 - October 20, 2005
  677 - October 6, 2004      742 - January 7, 2005     807 - April 13, 2005     872 - July 18, 2005        937 - October 21, 2005
  678 - October 7, 2004      743 - January 10, 2005    808 - April 14, 2005     873 - July 19, 2005        938 - October 24, 2005
  679 - October 8, 2004      744 - January 11, 2005    809 - April 15, 2005     874 - July 20, 2005        939 - October 25, 2005
  680 - October 11, 2004     745 - January 12, 2005    810 - April 18, 2005     875 - July 21, 2005        940 - October 26, 2005
  681 - October 12, 2004     746 - January 13, 2005    811 - April 19, 2005     876 - July 22, 2005        941 - October 27, 2005
  682 - October 13, 2004     747 - January 14, 2005    812 - April 20, 2005     877 - July 25, 2005        942 - October 28, 2005
  683 - October 14, 2004     748 - January 18, 2005    813 - April 21, 2005     878 - July 26, 2005        943 - October 31, 2005
  684 - October 15, 2004     749 - January 19, 2005    814 - April 22, 2005     879 - July 27, 2005        944 - November 1, 2005
  685 - October 18, 2004     750 - January 20, 2005    815 - April 25, 2005     880 - July 28, 2005        945 - November 2, 2005
  686 - October 19, 2004     751 - January 21, 2005    816 - April 26, 2005     881 - July 29, 2005        946 - November 3, 2005
  687 - October 20, 2004     752 - January 24, 2005    817 - April 27, 2005     882 - August 1, 2005       947 - November 4, 2005
  688 - October 21, 2004     753 - January 25, 2005    818 - April 28, 2005     883 - August 2, 2005       948 - November 7, 2005
  689 - October 22, 2004     754 - January 26, 2005    819 - April 29, 2005     884 - August 3, 2005       949 - November 8, 2005
  690 - October 25, 2004     755 - January 27, 2005    820 - May 2, 2005        885 - August 4, 2005       950 - November 9, 2005
  691 - October 26, 2004     756 - January 28, 2005    821 - May 3, 2005        886 - August 5, 2005       951 - November 10, 2005
  692 - October 27, 2004     757 - January 31, 2005    822 - May 4, 2005        887 - August 8, 2005       952 - November 11, 2005
  693 - October 28, 2004     758 - February 1, 2005    823 - May 5, 2005        888 - August 9, 2005       953 - November 14, 2005
  694 - October 29, 2004     759 - February 2, 2005    824 - May 6, 2005        889 - August 10, 2005      954 - November 15, 2005
  695 - November 1, 2004     760 - February 3, 2005    825 - May 9, 2005        890 - August 11, 2005      955 - November 16, 2005
  696 - November 2, 2004     761 - February 4, 2005    826 - May 10, 2005       891 - August 12, 2005      956 - November 17, 2005
  697 - November 3, 2004     762 - February 7, 2005    827 - May 11, 2005       892 - August 15, 2005      957 - November 18, 2005
  698 - November 4, 2004     763 - February 8, 2005    828 - May 12, 2005       893 - August 16, 2005      958 - November 21, 2005
  699 - November 5, 2004     764 - February 9, 2005    829 - May 13, 2005       894 - August 17, 2005      959 - November 22, 2005
  700 - November 8, 2004     765 - February 10, 2005   830 - May 16, 2005       895 - August 18, 2005      960 - November 23, 2005
  701 - November 9, 2004     766 - February 11, 2005   831 - May 17, 2005       896 - August 19, 2005      961 - November 25, 2005
  702 - November 10, 2004    767 - February 14, 2005   832 - May 18, 2005       897 - August 22, 2005      962 - November 28, 2005
  703 - November 11, 2004    768 - February 15, 2005   833 - May 19, 2005       898 - August 24, 2005      963 - November 29, 2005
  704 - November 12, 2004    769 - February 16, 2005   834 - May 20, 2005       899 - August 25, 2005      964 - November 30, 2005
  705 - November 15, 2004    770 - February 17, 2005   835 - May 23, 2005       900 - August 26, 2005      965 - December 1, 2005
  706 - November 16, 2004    771 - February 18, 2005   836 - May 24, 2005       901 - August 29, 2005      966 - December 2, 2005
  707 - November 17, 2004    772 - February 22, 2005   837 - May 25, 2005       902 - August 30, 2005      967 - December 5, 2005
  708 - November 18, 2004    773 - February 23, 2005   838 - May 26, 2005       903 - August 31, 2005      968 - December 6, 2005
  709 - November 19, 2004    774 - February 24, 2005   839 - May 27, 2005       904 - September 1, 2005    969 - December 7, 2005
  710 - November 22, 2004    775 - February 25, 2005   840 - May 31, 2005       905 - September 2, 2005    970 - December 9, 2005
  711 - November 23, 2004    776 - February 28, 2005   841 - June 1, 2005       906 - September 6, 2005    971 - December 12, 2005
  712 - November 24, 2004    777 - March 1, 2005       842 - June 2, 2005       907 - September 7, 2005    972 - December 13, 2005
  713 - November 26, 2004    778 - March 2, 2005       843 - June 3, 2005       908 - September 8, 2005    973 - December 14, 2005
  714 - November 29, 2004    779 - March 3, 2005       844 - June 6, 2005       909 - September 9, 2005    974 - December 16, 2005
  715 - November 30, 2004    780 - March 4, 2005       845 - June 8, 2005       910 - September 12, 2005   975 - December 19, 2005


  976 - December 20, 2005  1041 - March 30, 2006    1106 - July 6, 2006        1171 - October 9, 2006    1236 - January 22, 2007
  977 - December 21, 2005  1042 - March 31, 2006    1107 - July 7, 2006        1172 - October 10, 2006   1237 - January 23, 2007
  978 - December 22, 2005  1043 - April 3, 2006     1108 - July 10, 2006       1173 - October 11, 2006   1238 - January 24, 2007
  979 - December 23, 2005  1044 - April 4, 2006     1109 - July 11, 2006       1174 - October 12, 2006   1239 - January 25, 2007
  980 - December 27, 2005  1045 - April 5, 2006     1110 - July 12, 2006       1175 - October 13, 2006   1240 - January 26, 2007
  981 - December 28, 2005  1046 - April 6, 2006     1111 - July 13, 2006       1176 - October 16, 2006   1241 - January 29, 2007
  982 - December 29, 2005  1047 - April 7, 2006     1112 - July 14, 2006       1177 - October 17, 2006   1242 - January 30, 2007
  983 - December 30, 2005  1048 - April 10, 2006    1113 - July 17, 2006       1178 - October 18, 2006   1243 - January 31, 2007
  984 - January 3, 2006    1049 - April 11, 2006    1114 - July 18, 2006       1179 - October 19, 2006   1244 - February 1, 2007
  985 - January 5, 2006    1050 - April 13, 2006    1115 - July 19, 2006       1180 - October 20, 2006   1245 - February 2, 2007
  986 - January 6, 2006    1051 - April 17, 2006    1116 - July 20, 2006       1181 - October 23, 2006   1246 - February 5, 2007
  987 - January 9, 2006    1052 - April 18, 2006    1117 - July 21, 2006       1182 - October 24, 2006   1247 - February 6, 2007
  988 - January 10, 2006   1053 - April 19, 2006    1118 - July 24, 2006       1183 - October 25, 2006   1248 - February 7, 2007
  989 - January 11, 2006   1054 - April 20, 2006    1119 - July 25, 2006       1184 - October 26, 2006   1249 - February 8, 2007
  990 - January 12, 2006   1055 - April 21, 2006    1120 - July 26, 2006       1185 - October 27, 2006   1250 - February 9, 2007
  991 - January 13, 2006   1056 - April 24, 2006    1121 - July 27, 2006       1186 - October 31, 2006   1251 - February 12, 2007
  992 - January 17, 2006   1057 - April 25, 2006    1122 - July 28, 2006       1187 - November 1, 2006   1252 - February 13, 2007
  993 - January 18, 2006   1058 - April 27, 2006    1123 - July 31, 2006       1188 - November 2, 2006   1253 - February 14, 2007
  994 - January 19, 2006   1059 - April 28, 2006    1124 - August 1, 2006      1189 - November 3, 2006   1254 - February 15, 2007
  995 - January 20, 2006   1060 - May 1, 2006       1125 - August 2, 2006      1190 - November 6, 2006   1255 - February 16, 2007
  996 - January 23, 2006   1061 - May 2, 2006       1126 - August 3, 2006      1191 - November 7, 2006   1256 - February 20, 2007
  997 - January 24, 2006   1062 - May 3, 2006       1127 - August 4, 2006      1192 - November 8, 2006   1257 - February 21, 2007
  998 - January 25, 2006   1063 - May 4, 2006       1128 - August 7, 2006      1193 - November 10, 2006  1258 - February 22, 2007
  999 - January 26, 2006   1064 - May 5, 2006       1129 - August 8, 2006      1194 - November 13, 2006  1259 - February 23, 2007
 1000 - January 27, 2006   1065 - May 8, 2006       1130 - August 9, 2006      1195 - November 14, 2006  1260 - February 26, 2007
 1001 - January 30, 2006   1066 - May 9, 2006       1131 - August 10, 2006     1196 - November 15, 2006  1261 - February 27, 2007
 1002 - January 31, 2006   1067 - May 10, 2006      1132 - August 11, 2006     1197 - November 16, 2006  1262 - February 28, 2007
 1003 - February 1, 2006   1068 - May 11, 2006      1133 - August 14, 2006     1198 - November 17, 2006  1263 - March 1, 2007
 1004 - February 2, 2006   1069 - May 12, 2006      1134 - August 15, 2006     1199 - November 20, 2006  1264 - March 2, 2007
 1005 - February 3, 2006   1070 - May 15, 2006      1135 - August 16, 2006     1200 - November 21, 2006  1265 - March 5, 2007
 1006 - February 6, 2006   1071 - May 16, 2006      1136 - August 17, 2006     1201 - November 22, 2006  1266 - March 6, 2007
 1007 - February 7, 2006   1072 - May 17, 2006      1137 - August 18, 2006     1202 - November 24, 2006  1267 - March 7, 2007
 1008 - February 8, 2006   1073 - May 18, 2006      1138 - August 21, 2006     1203 - November 27, 2006  1268 - March 8, 2007
 1009 - February 9, 2006   1074 - May 19, 2006      1139 - August 22, 2006     1204 - November 28, 2006  1269 - March 9, 2007
 1010 - February 10, 2006  1075 - May 22, 2006      1140 - August 23, 2006     1205 - November 29, 2006  1270 - March 12, 2007
 1011 - February 13, 2006  1076 - May 23, 2006      1141 - August 24, 2006     1206 - November 30, 2006  1271 - March 13, 2007
 1012 - February 14, 2006  1077 - May 24, 2006      1142 - August 25, 2006     1207 - December 1, 2006   1272 - March 14, 2007
 1013 - February 15, 2006  1078 - May 25, 2006      1143 - August 28, 2006     1208 - December 4, 2006   1273 - March 15, 2007
 1014 - February 16, 2006  1079 - May 26, 2006      1144 - August 29, 2006     1209 - December 5, 2006   1274 - March 16, 2007
 1015 - February 17, 2006  1080 - May 30, 2006      1145 - August 30, 2006     1210 - December 6, 2006   1275 - March 19, 2007
 1016 - February 21, 2006  1081 - May 31, 2006      1146 - August 31, 2006     1211 - December 7, 2006   1276 - March 20, 2007
 1017 - February 22, 2006  1082 - June 1, 2006      1147 - September 1, 2006   1212 - December 11, 2006  1277 - March 21, 2007
 1018 - February 23, 2006  1083 - June 2, 2006      1148 - September 5, 2006   1213 - December 12, 2006  1278 - March 22, 2007
 1019 - February 24, 2006  1084 - June 5, 2006      1149 - September 6, 2006   1214 - December 13, 2006  1279 - March 23, 2007
 1020 - February 27, 2006  1085 - June 6, 2006      1150 - September 7, 2006   1215 - December 14, 2006  1280 - March 26, 2007
 1021 - February 28, 2006  1086 - June 7, 2006      1151 - September 11, 2006  1216 - December 18, 2006  1281 - March 27, 2007
 1022 - March 1, 2006      1087 - June 8, 2006      1152 - September 12, 2006  1217 - December 20, 2006  1282 - March 28, 2007
 1023 - March 2, 2006      1088 - June 9, 2006      1153 - September 13, 2006  1218 - December 21, 2006  1283 - March 29, 2007
 1024 - March 3, 2006      1089 - June 12, 2006     1154 - September 14, 2006  1219 - December 22, 2006  1284 - March 30, 2007
 1025 - March 6, 2006      1090 - June 13, 2006     1155 - September 15, 2006  1220 - December 26, 2006  1285 - April 2, 2007
 1026 - March 7, 2006      1091 - June 14, 2006     1156 - September 18, 2006  1221 - December 27, 2006  1286 - April 3, 2007
 1027 - March 8, 2006      1092 - June 15, 2006     1157 - September 19, 2006  1222 - December 28, 2006  1287 - April 4, 2007
 1028 - March 9, 2006      1093 - June 16, 2006     1158 - September 20, 2006  1223 - December 29, 2006  1288 - April 5, 2007
 1029 - March 10, 2006     1094 - June 19, 2006     1159 - September 21, 2006  1224 - January 3, 2007    1289 - April 9, 2007
 1030 - March 13, 2006     1095 - June 20, 2006     1160 - September 22, 2006  1225 - January 4, 2007    1290 - April 10, 2007
 1031 - March 16, 2006     1096 - June 21, 2006     1161 - September 25, 2006  1226 - January 5, 2007    1291 - April 11, 2007
 1032 - March 17, 2006     1097 - June 22, 2006     1162 - September 26, 2006  1227 - January 8, 2007    1292 - April 12, 2007
 1033 - March 20, 2006     1098 - June 23, 2006     1163 - September 27, 2006  1228 - January 9, 2007    1293 - April 13, 2007
 1034 - March 21, 2006     1099 - June 26, 2006     1164 - September 28, 2006  1229 - January 10, 2007   1294 - April 16, 2007
 1035 - March 22, 2006     1100 - June 27, 2006     1165 - September 29, 2006  1230 - January 11, 2007   1295 - April 17, 2007
 1036 - March 23, 2006     1101 - June 28, 2006     1166 - October 2, 2006     1231 - January 12, 2007   1296 - April 18, 2007
 1037 - March 24, 2006     1102 - June 29, 2006     1167 - October 3, 2006     1232 - January 16, 2007   1297 - April 19, 2007
 1038 - March 27, 2006     1103 - June 30, 2006     1168 - October 4, 2006     1233 - January 17, 2007   1298 - April 20, 2007
 1039 - March 28, 2006     1104 - July 3, 2006      1169 - October 5, 2006     1234 - January 18, 2007   1299 - April 23, 2007
 1040 - March 29, 2006     1105 - July 5, 2006      1170 - October 6, 2006     1235 - January 19, 2007   1300 - April 24, 2007


 1301 - April 25, 2007     1366 - July 27, 2007       1431 - October 31, 2007
 1302 - April 26, 2007     1367 - July 30, 2007       1432 - November 1, 2007
 1303 - April 27, 2007     1368 - July 31, 2007       1433 - November 2, 2007
 1304 - April 30, 2007     1369 - August 1, 2007      1434 - November 5, 2007
 1305 - May 1, 2007        1370 - August 2, 2007      1435 - November 6, 2007
 1306 - May 2, 2007        1371 - August 3, 2007      1436 - November 8, 2007
 1307 - May 3, 2007        1372 - August 6, 2007      1437 - November 9, 2007
 1308 - May 4, 2007        1373 - August 7, 2007      1438 - November 12, 2007
 1309 - May 7, 2007        1374 - August 8, 2007      1439 - November 13, 2007
 1310 - May 8, 2007        1375 - August 9, 2007      1440 - November 14, 2007
 1311 - May 9, 2007        1376 - August 10, 2007     1441 - November 15, 2007
 1312 - May 10, 2007       1377 - August 13, 2007     1442 - November 16, 2007
 1313 - May 11, 2007       1378 - August 14, 2007     1443 - November 19, 2007
 1314 - May 14, 2007       1379 - August 15, 2007     1444 - November 20, 2007
 1315 - May 15, 2007       1380 - August 16, 2007     1445 - November 21, 2007
 1316 - May 16, 2007       1381 - August 17, 2007     1446 - November 23, 2007
 1317 - May 17, 2007       1382 - August 20, 2007     1447 - November 26, 2007
 1318 - May 18, 2007       1383 - August 21, 2007     1448 - November 27, 2007
 1319 - May 21, 2007       1384 - August 23, 2007     1449 - November 28, 2007
 1320 - May 22, 2007       1385 - August 24, 2007     1450 - November 30, 2007
 1321 - May 23, 2007       1386 - August 27, 2007     1451 - December 3, 2007
 1322 - May 24, 2007       1387 - August 28, 2007     1452 - December 4, 2007
 1323 - May 25, 2007       1388 - August 29, 2007     1453 - December 5, 2007
 1324 - May 29, 2007       1389 - August 30, 2007     1454 - December 6, 2007
 1325 - May 30, 2007       1390 - August 31, 2007     1455 - December 7, 2007
 1326 - May 31, 2007       1391 - September 4, 2007   1456 - December 10, 2007
 1327 - June 1, 2007       1392 - September 5, 2007   1457 - December 11, 2007
 1328 - June 4, 2007       1393 - September 6, 2007   1458 - December 12, 2007
 1329 - June 5, 2007       1394 - September 7, 2007   1459 - December 13, 2007
 1330 - June 6, 2007       1395 - September 10, 2007  1460 - December 14, 2007
 1331 - June 7, 2007       1396 - September 11, 2007  1461 - December 17, 2007
 1332 - June 8, 2007       1397 - September 12, 2007  1462 - December 18, 2007
 1333 - June 11, 2007      1398 - September 13, 2007  1463 - December 19, 2007
 1334 - June 12, 2007      1399 - September 14, 2007  1464 - December 20, 2007
 1335 - June 13, 2007      1400 - September 17, 2007  1465 - December 21, 2007
 1336 - June 14, 2007      1401 - September 18, 2007  1466 - December 24, 2007
 1337 - June 15, 2007      1402 - September 19, 2007  1467 - December 26, 2007
 1338 - June 18, 2007      1403 - September 20, 2007  1468 - December 27, 2007
 1339 - June 19, 2007      1404 - September 21, 2007  1469 - December 28, 2007
 1340 - June 20, 2007      1405 - September 24, 2007  1470 - December 31, 2007
 1341 - June 21, 2007      1406 - September 25, 2007
 1342 - June 22, 2007      1407 - September 26, 2007
 1343 - June 25, 2007      1408 - September 28, 2007
 1344 - June 26, 2007      1409 - October 1, 2007
 1345 - June 27, 2007      1410 - October 2, 2007
 1346 - June 28, 2007      1411 - October 3, 2007
 1347 - June 29, 2007      1412 - October 4, 2007
 1348 - July 2, 2007       1413 - October 5, 2007
 1349 - July 3, 2007       1414 - October 8, 2007
 1350 - July 5, 2007       1415 - October 9, 2007
 1351 - July 6, 2007       1416 - October 10, 2007
 1352 - July 9, 2007       1417 - October 11, 2007
 1353 - July 10, 2007      1418 - October 12, 2007
 1354 - July 11, 2007      1419 - October 15, 2007
 1355 - July 12, 2007      1420 - October 16, 2007
 1356 - July 13, 2007      1421 - October 17, 2007
 1357 - July 16, 2007      1422 - October 18, 2007
 1358 - July 17, 2007      1423 - October 19, 2007
 1359 - July 18, 2007      1424 - October 22, 2007
 1360 - July 19, 2007      1425 - October 23, 2007
 1361 - July 20, 2007      1426 - October 24, 2007
 1362 - July 23, 2007      1427 - October 25, 2007
 1363 - July 24, 2007      1428 - October 26, 2007
 1364 - July 25, 2007      1429 - October 29, 2007
 1365 - July 26, 2007      1430 - October 30, 2007

                       Jackson National Separate Account I

                                     [LOGO]

                              Financial Statements

                                December 31, 2007

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                         Fifth Third       Fifth Third       Fifth Third      Fifth Third         JNL/AIM
                                           Balanced     Disciplined Value      Mid Cap      Quality Growth     International
                                        VIP Portfolio     VIP Portfolio     VIP Portfolio    VIP Portfolio   Growth Portfolio
                                        -------------   -----------------   -------------   --------------   ----------------
Assets
Investments, at value (a)                    $ -               $ -               $ -              $ -          $ 203,284,802
Receivables:
   Dividend receivable                         -                 -                 -                -                      -
   Investment securities sold                  -                 -                 -                -                473,905
   Sub-account units sold                      -                 -                 -                -                341,968
                                             ---               ---               ---              ---          -------------
Total assets                                   -                 -                 -                -            204,100,675
                                             ---               ---               ---              ---          -------------
Liabilities
Payables:
   Investment securities purchased             -                 -                 -                -                341,968
   Sub-account units redeemed                  -                 -                 -                -                446,333
   Insurance fees due to Jackson               -                 -                 -                -                 27,572
                                             ---               ---               ---              ---          -------------
Total liabilities                              -                 -                 -                -                815,873
                                             ---               ---               ---              ---          -------------
Net assets (Note 6)                          $ -               $ -               $ -              $ -          $ 203,284,802
------------------------------------         ===               ===               ===              ===          =============

(a) Investment shares                          -                 -                 -                -             12,915,172
    Investments at cost                      $ -               $ -               $ -              $ -          $ 176,436,681

                                                                                                                  JNL/Capital
                                           JNL/AIM           JNL/AIM          JNL/AIM                           Guardian Global
                                           Large Cap       Real Estate       Small Cap           JNL/Alger          Balanced
                                       Growth Portfolio     Portfolio     Growth Portfolio   Growth Portfolio       Portfolio
                                       ----------------   -------------   ----------------   ----------------   ---------------
Assets
Investments, at value (a)                $ 193,898,803    $ 134,185,994     $ 69,217,872           $ -           $ 183,983,298
Receivables:
   Dividend receivable                               -                -                -             -                       -
   Investment securities sold                  309,103          480,676          168,137             -                 194,059
   Sub-account units sold                      383,261          476,807          188,960             -                 532,506
                                         -------------    -------------     ------------           ---           -------------
Total assets                               194,591,167      135,143,477       69,574,969             -             184,709,863
                                         -------------    -------------     ------------           ---           -------------
Liabilities
Payables:
   Investment securities purchased             383,261          476,807          188,960             -                 532,506
   Sub-account units redeemed                  282,636          461,901          158,741             -                 169,518
   Insurance fees due to Jackson                26,467           18,775            9,396             -                  24,541
                                         -------------    -------------     ------------           ---           -------------
Total liabilities                              692,364          957,483          357,097             -                 726,565
                                         -------------    -------------     ------------           ---           -------------
Net assets (Note 6)                      $ 193,898,803    $ 134,185,994     $ 69,217,872           $ -           $ 183,983,298
------------------------------------     =============    =============     ============           ===           =============

(a) Investment shares                       12,987,194       10,786,655        4,670,572             -              15,396,092
    Investments at cost                  $ 175,291,293    $ 159,782,960     $ 66,056,744           $ -           $ 171,461,773

                    See notes to the financial statements.                     2

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                           JNL/Capital          JNL/Capital        JNL/Capital    JNL/Credit Suisse        JNL/
                                        Guardian Global           Guardian        Guardian U.S.     Global Natural    Credit Suisse
                                          Diversified       International Small   Growth Equity       Resources         Long/Short
                                       Research Portfolio      Cap Portfolio        Portfolio         Portfolio         Portfolio
                                       ------------------   -------------------   -------------   -----------------   -------------
Assets
Investments, at value (a)                 $ 155,406,194         $ 1,985,929       $ 151,626,264     $ 294,795,539      $ 19,247,332
Receivables:
   Dividend receivable                                -                   -                   -                 -                 -
   Investment securities sold                   232,326               1,798             257,159           438,945            24,882
   Sub-account units sold                       409,597             101,998             281,893         1,304,882           116,441
                                          -------------         -----------       -------------     -------------      ------------
Total assets                                156,048,117           2,089,725         152,165,316       296,539,366        19,388,655
                                          -------------         -----------       -------------     -------------      ------------
Liabilities
Payables:
   Investment securities purchased              409,597             101,998             281,893         1,304,882           116,441
   Sub-account units redeemed                   212,550               1,500             238,286           395,440            22,081
   Insurance fees due to Jackson                 19,776                 298              18,873            43,505             2,801
                                          -------------         -----------       -------------     -------------      ------------
Total liabilities                               641,923             103,796             539,052         1,743,827           141,323
                                          -------------         -----------       -------------     -------------      ------------
Net assets (Note 6)                       $ 155,406,194         $ 1,985,929       $ 151,626,264     $ 294,795,539      $ 19,247,332
------------------------------------      =============         ===========       =============     =============      ============

(a) Investment shares                         5,827,004             201,209           6,403,136        21,208,312         1,773,948
    Investments at cost                   $ 137,669,315         $ 1,970,999       $ 135,676,159     $ 273,189,660      $ 18,830,857

                                                                                                   JNL/Franklin
                                            JNL/Eagle         JNL/Eagle          JNL/Franklin        Templeton       JNL/Franklin
                                           Core Equity     SmallCap Equity    Templeton Founding   Global Growth      Templeton
                                            Portfolio         Portfolio       Strategy Portfolio     Portfolio     Income Portfolio
                                         --------------    ---------------    ------------------   -------------   ----------------
Assets
Investments, at value (a)                 $ 70,254,143      $ 159,201,448        $ 762,485,093      $ 47,195,349     $ 252,304,185
Receivables:
   Dividend receivable                               -                  -                    -                 -                 -
   Investment securities sold                   64,155            162,598              956,330            59,262           476,755
   Sub-account units sold                       27,960            141,041            4,561,615           193,047           658,174
                                          ------------      -------------        -------------      ------------     -------------
Total assets                                70,346,258        159,505,087          768,003,038        47,447,658       253,439,114
                                          ------------      -------------        -------------      ------------     -------------
Liabilities
Payables:
   Investment securities purchased              27,960            141,041            4,561,615           193,047           658,174
   Sub-account units redeemed                   55,150            141,009              849,941            52,733           441,531
   Insurance fees due to Jackson                 9,005             21,589              106,389             6,529            35,224
                                          ------------      -------------        -------------      ------------     -------------
Total liabilities                               92,115            303,639            5,517,945           252,309         1,134,929
                                          ------------      -------------        -------------      ------------     -------------
Net assets (Note 6)                       $ 70,254,143      $ 159,201,448        $ 762,485,093      $ 47,195,349     $ 252,304,185
------------------------------------      ============      =============        =============      ============     =============

(a) Investment shares                        4,835,110          7,679,761           75,568,394         4,724,259        23,960,511
    Investments at cost                   $ 71,831,201      $ 166,931,178        $ 778,634,709      $ 48,563,904     $ 262,109,040

                    See notes to the financial statements.                     3

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                           JNL/Franklin          JNL/             JNL/              JNL/
                                         JNL/Franklin        Templeton       Goldman Sachs    Goldman Sachs    Goldman Sachs
                                       Templeton Mutual      Small Cap        Core Plus          Mid Cap       Short Duration
                                       Shares Portfolio   Value Portfolio   Bond Portfolio   Value Portfolio   Bond Portfolio
                                       ----------------   ---------------   --------------   ---------------   --------------
Assets
Investments, at value (a)                $ 71,047,329       $ 57,150,443     $ 329,797,588     $ 89,409,169     $ 65,965,619
Receivables:
   Dividend receivable                              -                  -                 -                -                -
   Investment securities sold                 148,145            110,057           680,101           92,009           63,580
   Sub-account units sold                     465,075            266,245           388,094          173,748          149,787
                                         ------------       ------------     -------------     ------------     ------------
Total assets                               71,660,549         57,526,745       330,865,783       89,674,926       66,178,986
                                         ------------       ------------     -------------     ------------     ------------
Liabilities
Payables:
   Investment securities purchased            465,075            266,245           388,094          173,748          149,787
   Sub-account units redeemed                 138,295            102,009           635,299           79,612           54,226
   Insurance fees due to Jackson                9,850              8,048            44,802           12,397            9,354
                                         ------------       ------------     -------------     ------------     ------------
Total liabilities                             613,220            376,302         1,068,195          265,757          213,367
                                         ------------       ------------     -------------     ------------     ------------
Net assets (Note 6)                      $ 71,047,329       $ 57,150,443     $ 329,797,588     $ 89,409,169     $ 65,965,619
------------------------------------     ============       ============     =============     ============     ============

(a) Investment shares                       7,090,552          5,022,007        27,460,249        6,974,194        6,288,429
    Investments at cost                  $ 72,810,012       $ 63,220,078     $ 317,304,358     $ 91,177,700     $ 66,233,259

                                                                           JNL/JPMorgan
                                         JNL/JPMorgan     JNL/JPMorgan    U.S. Government      JNL/Lazard        JNL/Lazard
                                        International    MidCap Growth    & Quality Bond    Emerging Markets       Mid Cap
                                       Value Portfolio     Portfolio        Portfolio           Portfolio      Value Portfolio
                                       ---------------   -------------   ----------------   ----------------   ---------------
Assets
Investments, at value (a)               $ 396,407,155    $ 133,042,383     $ 190,858,701      $ 243,760,002     $ 214,651,928
Receivables:
   Dividend receivable                              -                -                 -                  -                 -
   Investment securities sold                 951,450          148,526         2,443,757            523,506           398,477
   Sub-account units sold                     597,717          161,225           200,893          1,259,644           289,388
                                        -------------    -------------     -------------      -------------     -------------
Total assets                              397,956,322      133,352,134       193,503,351        245,543,152       215,339,793
                                        -------------    -------------     -------------      -------------     -------------
Liabilities
Payables:
   Investment securities purchased            597,717          161,225           200,893          1,259,644           289,388
   Sub-account units redeemed                 895,816          131,704         2,418,447            488,890           368,883
   Insurance fees due to Jackson               55,634           16,822            25,310             34,616            29,594
                                        -------------    -------------     -------------      -------------     -------------
Total liabilities                           1,549,167          309,751         2,644,650          1,783,150           687,865
                                        -------------    -------------     -------------      -------------     -------------
Net assets (Note 6)                     $ 396,407,155    $ 133,042,383     $ 190,858,701      $ 243,760,002     $ 214,651,928
------------------------------------    =============    =============     =============      =============     =============

(a) Investment shares                      27,624,192        6,628,918        16,257,130         16,845,888        18,714,205
    Investments at cost                 $ 368,977,053    $ 114,687,247     $ 187,399,255      $ 222,560,389     $ 260,145,910

                    See notes to the financial statements.                     4

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                         JNL/Lazard
                                         Small Cap          JNL/MCM                         JNL/MCM           JNL/MCM
                                           Value            10 x 10         JNL/MCM        Bond Index     Communications
                                         Portfolio         Portfolio      25 Portfolio     Portfolio     Sector Portfolio
                                       -------------     ------------    -------------   -------------   ----------------
Assets
Investments, at value (a)              $ 111,168,452     $ 50,864,159    $ 689,744,274   $ 303,351,612     $ 82,005,620
Receivables:
   Dividend receivable                             -                -                -               -                -
   Investment securities sold                145,281           51,205          922,492         725,714          214,307
   Sub-account units sold                    204,268          465,662        1,352,305         868,625          172,501
                                       -------------     ------------    -------------   -------------     ------------
Total assets                             111,518,001       51,381,026      692,019,071     304,945,951       82,392,428
                                       -------------     ------------    -------------   -------------     ------------
Liabilities
Payables:
   Investment securities purchased           204,268          465,662        1,352,305         868,625          172,501
   Sub-account units redeemed                130,362           44,014          828,142         682,841          202,683
   Insurance fees due to Jackson              14,919            7,191           94,350          42,873           11,624
                                       -------------     ------------    -------------   -------------     ------------
Total liabilities                            349,549          516,867        2,274,797       1,594,339          386,808
                                       -------------     ------------    -------------   -------------     ------------
Net assets (Note 6)                    $ 111,168,452     $ 50,864,159    $ 689,744,274   $ 303,351,612     $ 82,005,620
----------------------------------     =============     ============    =============   =============     ============

(a) Investment shares                     10,782,585        5,127,435       52,056,172      27,182,044       14,187,824
    Investments at cost                $ 135,829,098     $ 52,301,379    $ 657,801,532   $ 297,773,608     $ 86,395,605

                                                                                            JNL/MCM
                                          JNL/MCM          JNL/MCM         JNL/MCM          Enhanced           JNL/MCM
                                      Consumer Brands       Dow 10       Dow Dividend    S&P 500 Stock        Financial
                                     Sector Portfolio     Portfolio       Portfolio     Index Portfolio   Sector Portfolio
                                     ----------------   -------------   -------------   ---------------   ----------------
Assets
Investments, at value (a)              $ 17,958,818     $ 815,546,625   $ 381,087,943     $ 79,149,314      $ 51,639,955
Receivables:
   Dividend receivable                            -                 -               -                -                 -
   Investment securities sold                18,191           897,070       2,125,187          111,648           100,098
   Sub-account units sold                    10,470         1,173,175       1,233,067          197,199           287,592
                                       ------------     -------------   -------------     ------------      ------------
Total assets                             17,987,479       817,616,870     384,446,197       79,458,161        52,027,645
                                       ------------     -------------   -------------     ------------      ------------
Liabilities
Payables:
   Investment securities purchased           10,470         1,173,175       1,233,067          197,199           287,592
   Sub-account units redeemed                15,735           786,032       2,072,635          100,680            92,910
   Insurance fees due to Jackson              2,456           111,038          52,552           10,968             7,188
                                       ------------     -------------   -------------     ------------      ------------
Total liabilities                            28,661         2,070,245       3,358,254          308,847           387,690
                                       ------------     -------------   -------------     ------------      ------------
Net assets (Note 6)                    $ 17,958,818     $ 815,546,625   $ 381,087,943     $ 79,149,314      $ 51,639,955
----------------------------------     ============     =============   =============     ============      ============

(a) Investment shares                     1,625,232        63,516,092      35,318,623        9,045,636         4,171,240
    Investments at cost                $ 19,491,286     $ 699,415,994   $ 409,797,676     $ 79,303,390      $ 59,324,735

                    See notes to the financial statements.                     5

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                         JNL/MCM            JNL/MCM          JNL/MCM         JNL/MCM           JNL/MCM
                                        Global 15         Healthcare         Index 5      International         JNL 5
                                        Portfolio      Sector Portfolio     Portfolio    Index Portfolio      Portfolio
                                     ---------------   ----------------   ------------   ---------------   ---------------
Assets
Investments, at value (a)            $ 1,308,354,520     $ 106,518,717    $ 27,919,668    $ 554,882,623    $ 5,208,867,203
Receivables:
   Dividend receivable                             -                 -               -                -                  -
   Investment securities sold              2,417,855           166,726          30,029          774,439          7,586,932
   Sub-account units sold                  1,652,993           147,711         435,474          535,573         12,009,604
                                     ---------------   ----------------   ------------   ---------------   ---------------
Total assets                           1,312,425,368       106,833,154      28,385,171      556,192,635      5,228,463,739
                                     ---------------   ----------------   ------------   ---------------   ---------------
Liabilities
Payables:
   Investment securities purchased         1,652,993           147,711         435,474          535,573         12,009,604
   Sub-account units redeemed              2,237,263           152,006          26,219          696,935          6,868,127
   Insurance fees due to Jackson             180,592            14,720           3,810           77,504            718,805
                                     ---------------   ----------------   ------------   ---------------   ---------------
Total liabilities                          4,070,848           314,437         465,503        1,310,012         19,596,536
                                     ---------------   ----------------   ------------   ---------------   ---------------
Net assets (Note 6)                  $ 1,308,354,520     $ 106,518,717    $ 27,919,668    $ 554,882,623    $ 5,208,867,203
----------------------------------   ===============   ================   ============    =============    ===============

(a) Investment shares                     59,769,508         7,984,911       2,791,967       31,617,243        366,048,293
    Investments at cost              $   968,450,035     $ 103,855,014    $ 28,056,644    $ 485,429,467    $ 5,011,342,628

                                        JNL/MCM         JNL/MCM            JNL/MCM             JNL/MCM          JNL/MCM
                                     JNL Optimized     Nasdaq 25     NYSE International       Oil & Gas          S&P 10
                                      5 Portfolio      Portfolio        25 Portfolio      Sector Portfolio     Portfolio
                                     -------------   -------------   ------------------   ----------------   -------------
Assets
Investments, at value (a)            $ 375,799,453   $ 106,384,536      $ 63,560,988        $ 443,808,211    $ 833,493,043
Receivables:
   Dividend receivable                           -               -                 -                    -                -
   Investment securities sold              600,816         238,953            91,931            1,051,701        1,352,090
   Sub-account units sold                2,282,394         396,125           458,730            1,239,148          709,639
                                     -------------   -------------      ------------        -------------    -------------
Total assets                           378,682,663     107,019,614        64,111,649          446,099,060      835,554,772
                                     -------------   -------------      ------------        -------------    -------------
Liabilities
Payables:
   Investment securities purchased       2,282,394         396,125           458,730            1,239,148          709,639
   Sub-account units redeemed              548,452         223,513            83,081              988,282        1,238,393
   Insurance fees due to Jackson            52,364          15,440             8,850               63,419          113,697
                                     -------------   -------------      ------------        -------------    -------------
Total liabilities                        2,883,210         635,078           550,661            2,290,849        2,061,729
                                     -------------   -------------      ------------        -------------    -------------
Net assets (Note 6)                  $ 375,799,453   $ 106,384,536      $ 63,560,988        $ 443,808,211    $ 833,493,043
----------------------------------   =============   =============      ============        =============    =============

(a) Investment shares                   31,342,740       7,927,313         5,629,848           12,050,182       51,197,361
    Investments at cost              $ 366,395,299   $  93,752,130      $ 62,619,762        $ 375,905,702    $ 685,350,188

                     See notes to the financial statements.                    6

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                        JNL/MCM         JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                                        S&P 24       S&P 400 MidCap       S&P 500         S&P SMid     Select Small-Cap
                                       Portfolio    Index Portfolio   Index Portfolio   60 Portfolio       Portfolio
                                     ------------   ---------------   ---------------   ------------   ----------------
Assets
Investments, at value (a)            $ 22,725,802    $ 414,090,413     $ 561,046,082    $ 32,446,860     $ 628,445,176
Receivables:
   Dividend receivable                          -                -                 -               -                 -
   Investment securities sold              32,154          492,250           729,272          90,756           787,604
   Sub-account units sold                  17,550          372,949           750,123         305,751         1,952,104
                                     ------------    -------------     -------------    ------------     -------------
Total assets                           22,775,506      414,955,612       562,525,477      32,843,367       631,184,884
                                     ------------    -------------     -------------    ------------     -------------

Liabilities
Payables:
   Investment securities purchased         17,550          372,949           750,123         305,751         1,952,104
   Sub-account units redeemed              28,906          434,279           650,935          86,176           701,799
   Insurance fees due to Jackson            3,248           57,971            78,337           4,580            85,805
                                     ------------    -------------     -------------    ------------     -------------
Total liabilities                          49,704          865,199         1,479,395         396,507         2,739,708
                                     ------------    -------------     -------------    ------------     -------------
Net assets (Note 6)                  $ 22,725,802    $ 414,090,413     $ 561,046,082    $ 32,446,860     $ 628,445,176
----------------------------------   ============    =============     =============    ============     =============

(a) Investment shares                   2,051,065       28,016,943        45,392,078       3,746,751        32,782,743
    Investments at cost              $ 21,414,120    $ 402,247,547     $ 503,869,920    $ 35,450,344     $ 667,122,289

                                                                                                                 JNL/
                                         JNL/MCM            JNL/MCM           JNL/MCM                        Oppenheimer
                                        Small Cap         Technology       Value Line 30       JNL/MCM      Global Growth
                                     Index Portfolio   Sector Portfolio      Portfolio      VIP Portfolio     Portfolio
                                     ---------------   ----------------   ---------------   -------------   -------------
Assets
Investments, at value (a)             $ 316,673,168      $ 99,763,397     $ 1,099,739,990   $ 422,290,328   $ 196,598,584
Receivables:
   Dividend receivable                            -                 -                   -               -               -
   Investment securities sold               395,712           170,681          11,558,692       7,924,448         287,100
   Sub-account units sold                   738,034           371,028           2,598,307       1,318,999         492,653
                                      -------------      ------------     ---------------   -------------   -------------
Total assets                            317,806,914       100,305,106       1,113,896,989     431,533,775     197,378,337
                                      -------------      ------------     ---------------   -------------   -------------

Liabilities
Payables:
   Investment securities purchased          738,034           371,028           2,598,307       1,318,999         492,653
   Sub-account units redeemed               351,117           156,758          11,403,442       7,864,569         260,505
   Insurance fees due to Jackson             44,595            13,923             155,250          59,879          26,595
                                      -------------      ------------     ---------------   -------------   -------------
Total liabilities                         1,133,746           541,709          14,156,999       9,243,447         779,753
                                      -------------      ------------     ---------------   -------------   -------------
Net assets (Note 6)                   $ 316,673,168      $ 99,763,397     $ 1,099,739,990   $ 422,290,328   $ 196,598,584
----------------------------------    =============      ============     ===============   =============   =============

(a) Investment shares                    23,405,260        12,990,026          58,621,535      29,043,351      13,132,838
    Investments at cost               $ 322,529,444      $ 94,537,027     $   925,741,532   $ 372,416,200   $ 178,667,570

                     See notes to the financial statements.                    7

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                                                                JNL/            JNL/
                                               JNL/           JNL/PIMCO       JNL/PIMCO      PPM America     PPM America
                                            Oppenheimer      Real Return    Total Return     Core Equity     High Yield
                                         Growth Portfolio     Portfolio    Bond Portfolio     Portfolio    Bond Portfolio
                                         ----------------   ------------   --------------   ------------   ---------------
Assets
Investments, at value (a)                       $ -         $ 75,389,774    $ 598,011,551   $ 75,770,750    $ 267,489,724
Receivables:
   Dividend receivable                            -                    -                -                               -
   Investment securities sold                     -              145,666        1,144,468         71,789          292,585
   Sub-account units sold                         -              375,410        2,855,433         30,740          208,631
                                                ---         ------------    -------------   ------------    -------------
Total assets                                      -           75,910,850      602,011,452     75,873,279      267,990,940
                                                ---         ------------    -------------   ------------    -------------

Liabilities
Payables:
   Investment securities purchased                -              375,410        2,855,433         30,740          208,631
   Sub-account units redeemed                     -              135,456        1,063,306         62,783          256,121
   Insurance fees due to Jackson                  -               10,210           81,162          9,006           36,464
                                                ---         ------------    -------------   ------------    -------------
Total liabilities                                 -              521,076        3,999,901        102,529          501,216
                                                ---         ------------    -------------   ------------    -------------
Net assets (Note 6)                             $ -         $ 75,389,774    $ 598,011,551   $ 75,770,750    $ 267,489,724
--------------------------------------          ===         ============    =============   ============    =============

(a) Investment shares                             -            6,797,996       49,668,734      3,608,131       36,001,309
    Investments at cost                         $ -         $ 72,889,416    $ 592,324,688   $ 71,650,230    $ 296,997,039

                                              JNL/                                            JNL/S&P
                                           PPM America      JNL/Putnam                      Competitive        JNL/S&P
                                          Value Equity        Midcap          JNL/S&P 4      Advantage       Disciplined
                                           Portfolio     Growth Portfolio     Portfolio      Portfolio    Growth Portfolio
                                         -------------   ----------------   ------------    -----------   ----------------
Assets
Investments, at value (a)                $ 119,368,593          $ -         $ 22,021,782    $ 6,230,889     $ 15,682,735
Receivables:
   Dividend receivable                               -            -                    -              -                -
   Investment securities sold                  185,022            -               21,947          5,474           18,778
   Sub-account units sold                       65,402            -            1,043,532      2,828,995           20,592
                                         -------------          ---         ------------    -----------     ------------
Total assets                               119,619,017            -           23,087,261      9,065,358       15,722,105
                                         -------------          ---         ------------    -----------     ------------

Liabilities
Payables:
   Investment securities purchased              65,402            -            1,043,532      2,828,995           20,592
   Sub-account units redeemed                  170,622            -               18,771          4,931           16,640
Insurance fees due to Jackson                   14,400            -                3,176            543            2,138
                                         -------------          ---         ------------    -----------     ------------
Total liabilities                              250,424            -            1,065,479      2,834,469           39,370
                                         -------------          ---         ------------    -----------     ------------
Net assets (Note 6)                      $ 119,368,593          $ -         $ 22,021,782    $ 6,230,889     $ 15,682,735
--------------------------------------   =============          ===         ============    ===========     ============

(a) Investment shares                        6,233,347            -            2,217,702        628,114        1,472,557
    Investments at cost                  $ 105,468,734          $ -         $ 22,236,493    $ 6,274,868     $ 15,662,757

                     See notes to the financial statements.                    8

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                               JNL/S&P           JNL/S&P             JNL/S&P
                                           JNL/S&P           Disciplined     Dividend Income         Growth             JNL/S&P
                                         Disciplined          Moderate           & Growth          Retirement       Intrinsic Value
                                     Moderate Portfolio   Growth Portfolio      Portfolio      Strategy Portfolio      Portfolio
                                     ------------------   ----------------   ---------------   ------------------   ---------------
Assets
Investments, at value (a)               $ 33,590,592        $ 38,399,737        $ 737,713           $ 815,294         $ 11,822,442
Receivables:
   Dividend receivable                             -                   -                -                   -                    -
   Investment securities sold                 37,287             134,140              608                 926                8,525
   Sub-account units sold                    164,812             630,034           90,581                   -            8,129,904
                                        ------------        ------------        ---------           ---------         ------------
Total assets                              33,792,691          39,163,911          828,902             816,220           19,960,871
                                        ------------        ------------        ---------           ---------         ------------

Liabilities
Payables:
   Investment securities purchased           164,812             630,034           90,581                   -            8,129,904
   Sub-account units redeemed                 32,709             128,786              513                 873                7,935
   Insurance fees due to Jackson               4,578               5,354               95                  53                  590
                                        ------------        ------------        ---------           ---------         ------------
Total liabilities                            202,099             764,174           91,189                 926            8,138,429
                                        ------------        ------------        ---------           ---------         ------------
Net assets (Note 6)                     $ 33,590,592        $ 38,399,737        $ 737,713           $ 815,294         $ 11,822,442
-----------------------------------     ============        ============        =========           =========         ============

(a) Investment shares                      3,139,308           3,598,851           75,508              77,352            1,191,778
    Investments at cost                 $ 33,179,711        $ 38,264,980        $ 742,045           $ 811,899         $ 11,886,864

                                              JNL/                JNL/                                  JNL/            JNL/
                                          S&P Managed        S&P Managed          JNL/             S&P Managed       S&P Managed
                                          Aggressive         Conservative      S&P Managed           Moderate          Moderate
                                       Growth Portfolio       Portfolio     Growth Portfolio        Portfolio     Growth Portfolio
                                       ----------------     -------------   ----------------      -------------   ----------------
Assets
Investments, at value (a)                $ 606,719,072      $ 240,837,191    $ 1,201,072,916      $ 475,927,883    $ 1,251,889,393
Receivables:
   Dividend receivable                               -                  -                  -                  -                  -
   Investment securities sold                  527,760            234,164          1,270,771            462,778          2,096,779
   Sub-account units sold                      507,526            934,387          1,616,620          1,240,233          2,727,078
                                         -------------      -------------    ---------------      -------------    ---------------
Total assets                               607,754,358        242,005,742      1,203,960,307        477,630,894      1,256,713,250
                                         -------------      -------------    ---------------      -------------    ---------------

Liabilities
Payables:
   Investment securities purchased             507,526            934,387          1,616,620          1,240,233          2,727,078
   Sub-account units redeemed                  448,111            198,406          1,108,086            394,096          1,922,803
   Insurance fees due to Jackson                79,649             35,758            162,685             68,682            173,976
                                         -------------      -------------    ---------------      -------------    ---------------
Total liabilities                            1,035,286          1,168,551          2,887,391          1,703,011          4,823,857
                                         -------------      -------------    ---------------      -------------    ---------------
Net assets (Note 6)                      $ 606,719,072      $ 240,837,191    $ 1,201,072,916      $ 475,927,883    $ 1,251,889,393
-----------------------------------      =============      =============    ===============      =============    ===============

(a) Investment shares                       40,746,748         20,997,140         86,782,725         38,978,533         94,840,106
    Investments at cost                  $ 499,028,675      $ 239,087,234    $ 1,078,391,103      $ 461,606,537    $ 1,177,799,839

                    See notes to the financial statements.                     9

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                           JNL/S&P               JNL/S&P
                                       Moderate Growth          Moderate            JNL/S&P           JNL/S&P           JNL/S&P
                                     Retirement Strategy       Retirement       Retirement 2015   Retirement 2020   Retirement 2025
                                          Portfolio        Strategy Portfolio      Portfolio         Portfolio         Portfolio
                                     -------------------   ------------------   ---------------   ---------------   ---------------
Assets
Investments, at value (a)                 $ 673,315             $ 294,953         $ 15,823,765      $ 8,360,905       $ 4,776,579
Receivables:
   Dividend receivable                            -                     -                    -                -                 -
   Investment securities sold                   747                   157               58,572            9,559             5,292
   Sub-account units sold                         -                     -               69,687           14,340            11,656
                                          ---------             ---------         ------------      -----------       -----------
Total assets                                674,062               295,110           15,952,024        8,384,804         4,793,527
                                          ---------             ---------         ------------      -----------       -----------

Liabilities
Payables:
   Investment securities purchased                -                     -               69,687           14,340            11,656
   Sub-account units redeemed                   705                   141               56,503            8,345             4,635
   Insurance fees due to Jackson                 42                    16                2,069            1,214               657
                                          ---------             ---------         ------------      -----------       -----------
Total liabilities                               747                   157              128,259           23,899            16,948
                                          ---------             ---------         ------------      -----------       -----------
Net assets (Note 6)                       $ 673,315             $ 294,953         $ 15,823,765      $ 8,360,905       $ 4,776,579
------------------------------------      =========             =========         ============      ===========       ===========

(a) Investment shares                        64,556                28,860            1,327,497          690,984           389,925
    Investments at cost                   $ 683,041             $ 301,122         $ 15,153,028      $ 8,067,266       $ 4,646,639

                                             JNL/
                                        S&P Retirement          JNL/S&P          JNL/Select        JNL/Select            JNL/
                                            Income            Total Yield         Balanced        Money Market       Select Value
                                           Portfolio           Portfolio         Portfolio         Portfolio          Portfolio
                                        --------------        -----------      -------------     -------------      -------------
Assets
Investments, at value (a)                $ 29,043,838         $ 3,265,347      $ 497,883,854     $ 617,933,515      $ 217,134,887
Receivables:
   Dividend receivable                              -                   -                  -            72,612                  -
   Investment securities sold                  49,468               3,573            740,831         2,614,123            467,176
   Sub-account units sold                      19,998              97,580            377,994         2,813,373            337,428
                                         ------------         -----------      -------------     -------------      -------------
Total assets                               29,113,304           3,366,500        499,002,679       623,433,623        217,939,491
                                         ------------         -----------      -------------     -------------      -------------

Liabilities
Payables:
   Investment securities purchased             19,998              97,580            377,994         2,813,373            337,428
   Sub-account units redeemed                  45,389               3,064            676,281         2,527,049            437,577
   Insurance fees due to Jackson                4,079                 509             64,550            87,074             29,599
                                         ------------         -----------      -------------     -------------      -------------
Total liabilities                              69,466             101,153          1,118,825         5,427,496            804,604
                                         ------------         -----------      -------------     -------------      -------------
Net assets (Note 6)                      $ 29,043,838         $ 3,265,347      $ 497,883,854     $ 618,006,127      $ 217,134,887
------------------------------------     ============         ===========      =============     =============      =============

(a) Investment shares                       2,552,183             324,265         28,353,295       617,933,515         11,233,052
    Investments at cost                  $ 28,003,733         $ 3,293,574      $ 464,732,186     $ 617,933,505      $ 215,113,229

                    See notes to the financial statements.                    10

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                            JNL/T.Rowe         JNL/T.Rowe        JNL/T.Rowe
                                        Price Established     Price Mid-Cap     Price Value
                                         Growth Portfolio   Growth Portfolio     Portfolio
                                        -----------------   ----------------   -------------
Assets
Investments, at value (a)                 $ 558,542,995       $ 510,648,261    $ 367,321,448
Receivables:
   Dividend receivable                                -                   -                -
   Investment securities sold                   779,981             924,455          473,505
   Sub-account units sold                       633,532             846,707          643,378
                                          -------------       -------------    -------------
Total assets                                559,956,508         512,419,423      368,438,331
                                          -------------       -------------    -------------

Liabilities
Payables:
   Investment securities purchased              633,532             846,707          643,378
   Sub-account units redeemed                   708,636             857,566          424,166
   Insurance fees due to Jackson                 71,345              66,889           49,339
                                          -------------       -------------    -------------
Total liabilities                             1,413,513           1,771,162        1,116,883
                                          -------------       -------------    -------------
Net assets (Note 6)                       $ 558,542,995       $ 510,648,261    $ 367,321,448
------------------------------------      =============       =============    =============

(a) Investment shares                        24,835,171          16,814,233       25,073,136
    Investments at cost                   $ 498,732,095       $ 477,529,401    $ 360,750,843

                    See notes to the financial statements.                    11

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                            Fifth Third       Fifth Third        Fifth Third      Fifth Third         JNL/AIM
                                             Balanced      Disciplined Value       Mid Cap       Quality Growth    International
                                         VIP Portfolio(b)   VIP Portfolio(b)  VIP Portfolio(b)  VIP Portfolio(b)  Growth Portfolio
                                         ----------------  -----------------  ----------------  ----------------  ----------------
Investment income
   Dividends                                 $   2,865       $     261,570      $     33,833      $   230,158       $  2,701,614
                                             ---------       -------------      ------------      -----------       ------------
Expenses
   Insurance charges (Note 3)                    2,603             100,974            41,062           79,471          2,673,624
                                             ---------       -------------      ------------      -----------       ------------
Total expenses                                   2,603             100,974            41,062           79,471          2,673,624
                                             ---------       -------------      ------------      -----------       ------------
Net investment income (loss)                       262             160,596            (7,229)         150,687             27,990
                                             ---------       -------------      ------------      -----------       ------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
   companies                                    16,825           2,073,131         1,241,281        1,505,289                  -
   Investments                                  (1,676)           (332,117)         (297,688)         (52,321)        10,857,758
Net change in unrealized appreciation
   (depreciation) on investments                (6,503)         (1,377,439)         (563,207)        (676,053)           627,133
                                             ---------       -------------      ------------      -----------       ------------
Net realized and unrealized gain (loss)          8,646             363,575           380,386          776,915         11,484,891
                                             ---------       -------------      ------------      -----------       ------------
Net increase (decrease) in net assets
   from operations                           $   8,908       $     524,171      $    373,157      $   927,602       $ 11,512,881
---------------------------------------      =========       =============      ============      ===========       ============

                                                                                                                     JNL/Capital
                                             JNL/AIM          JNL/AIM          JNL/AIM                             Guardian Global
                                            Large Cap       Real Estate       Small Cap           JNL/Alger            Balanced
                                         Growth Portfolio    Portfolio     Growth Portfolio  Growth Portfolio(a)      Portfolio
                                         ----------------  --------------  ----------------  -------------------  ----------------
Investment income
   Dividends                              $     726,491    $    4,988,018    $     202,716      $     255,511       $    4,211,043
                                          -------------    --------------    -------------      -------------       --------------
Expenses
   Insurance charges (Note 3)                 2,120,171         3,101,030          991,217            635,582            2,661,849
                                          -------------    --------------    -------------      -------------       --------------
Total expenses                                2,120,171         3,101,030          991,217            635,582            2,661,849
                                          -------------    --------------    -------------      -------------       --------------
Net investment income (loss)                 (1,393,680)        1,886,988         (788,501)          (380,071)           1,549,194
                                          -------------    --------------    -------------      -------------       --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                7,378,186         4,812,463        4,372,504                  -            8,588,120
   Investments                                7,511,344         3,822,811        3,202,864         27,307,517            8,871,718
Net change in unrealized appreciation
   (depreciation) on investments              5,953,536       (45,025,484)      (2,104,846)       (16,163,940)         (10,071,629)
                                          -------------    --------------    -------------      -------------       --------------
Net realized and unrealized gain (loss)      20,843,066       (36,390,210)       5,470,522         11,143,577            7,388,209
                                          -------------    --------------    -------------      -------------       --------------
Net increase (decrease) in net assets
   from operations                        $  19,449,386    $  (34,503,222)   $   4,682,021      $  10,763,506       $    8,937,403
---------------------------------------   =============    ==============    =============      =============       ==============

(a)   The period is from January 1, 2007 through acquisition April 27, 2007.

(b)   The period is from January 1, 2007 through liquidation October 12, 2007.

                    See notes to the financial statements.                    12

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                             JNL/Capital         JNL/Capital       JNL/Capital    JNL/Credit Suisse       JNL/
                                           Guardian Global        Guardian        Guardian U.S.     Global Natural    Credit Suisse
                                            Diversified      International Small  Growth Equity       Resources         Long/Short
                                         Research Portfolio    Cap Portfolio(b)     Portfolio       Portfolio(a)       Portfolio(a)
                                         ------------------  -------------------  -------------   -----------------   -------------
Investment income
   Dividends                                $    831,410         $       -        $           -     $           -      $         -
                                            ------------         ---------        -------------     -------------      -----------
Expenses
   Insurance charges (Note 3)                  1,719,317             1,734            2,072,396         1,988,608          123,919
                                            ------------         ---------        -------------     -------------      -----------
Total expenses                                 1,719,317             1,734            2,072,396         1,988,608          123,919
                                            ------------         ---------        -------------     -------------      -----------
Net investment income (loss)                    (887,907)           (1,734)          (2,072,396)       (1,988,608)        (123,919)
                                            ------------         ---------        -------------     -------------      -----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                        -                 -                    -                 -                -
   Investments                                 3,881,639               (33)           4,975,265         2,604,318          179,675
Net change in unrealized appreciation
   (depreciation) on investments              15,772,849            14,930            6,828,210        21,605,879          416,474
                                            ------------         ---------        -------------     -------------      -----------
Net realized and unrealized gain (loss)       19,654,488            14,897           11,803,475        24,210,197          596,149
                                            ------------         ---------        -------------     -------------      -----------
Net increase (decrease) in net assets
   from operations                          $ 18,766,581         $  13,163        $   9,731,079     $  22,221,589      $   472,230
---------------------------------------     ============         =========        =============     =============      ===========

                                                                                                    JNL/Franklin
                                              JNL/Eagle        JNL/Eagle        JNL/Franklin          Templeton      JNL/Franklin
                                             Core Equity   SmallCap Equity   Templeton Founding     Global Growth      Templeton
                                              Portfolio       Portfolio     Strategy Portfolio(a)   Portfolio(a)   Income Portfolio
                                           --------------  ---------------  ---------------------  --------------  ----------------
Investment income
   Dividends                               $    1,443,810   $    3,281,678     $            -       $     328,367   $    7,948,490
                                           --------------   --------------     --------------       -------------   --------------
Expenses
   Insurance charges (Note 3)                   1,206,341        2,236,600          6,674,479             414,681        2,813,754
                                           --------------   --------------     --------------       -------------   --------------
Total expenses                                  1,206,341        2,236,600          6,674,479             414,681        2,813,754
                                           --------------   --------------     --------------       -------------   --------------
Net investment income (loss)                      237,469        1,045,078         (6,674,479)            (86,314)       5,134,736
                                           --------------   --------------     --------------       -------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                 9,852,766       21,434,917                  -                   -          225,034
   Investments                                  4,206,867        9,596,909         (1,459,472)             35,521        1,074,704
Net change in unrealized appreciation
   (depreciation) on investments              (14,825,281)     (21,772,102)       (16,149,617)         (1,368,554)     (11,192,563)
                                           --------------   --------------     --------------       -------------   --------------
Net realized and unrealized gain (loss)          (765,648)       9,259,724        (17,609,089)         (1,333,033)      (9,892,825)
                                           --------------   --------------     --------------       -------------   --------------
Net increase (decrease) in net assets
   from operations                         $     (528,179)  $   10,304,802     $  (24,283,568)      $  (1,419,347)  $   (4,758,089)
---------------------------------------    ==============   ==============     ==============       =============   ==============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    13

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                                  JNL/Franklin         JNL/               JNL/            JNL/
                                              JNL/Franklin         Templeton      Goldman Sachs     Goldman Sachs    Goldman Sachs
                                            Templeton Mutual       Small Cap        Core Plus          Mid Cap       Short Duration
                                          Shares Portfolio(a)   Value Portfolio   Bond Portfolio   Value Portfolio   Bond Portfolio
                                          -------------------   ---------------   --------------   ---------------   --------------
Investment income
   Dividends                                 $          -        $  1,595,344      $ 10,104,769     $  1,948,690      $ 1,907,528
                                             ------------        ------------      ------------     ------------      -----------

Expenses
   Insurance charges (Note 3)                     658,119             975,558         4,732,202        1,364,120          834,902
                                             ------------        ------------      ------------     ------------      -----------
Total expenses                                    658,119             975,558         4,732,202        1,364,120          834,902
                                             ------------        ------------      ------------     ------------      -----------
Net investment income (loss)                     (658,119)            619,786         5,372,567          584,570        1,072,626
                                             ------------        ------------      ------------     ------------      -----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                          -           1,476,510                 -        1,183,224                -
   Investments                                   (123,619)          1,718,158         3,488,590        2,907,440        1,129,388
Net change in unrealized appreciation
   (depreciation) on investments               (1,762,683)         (9,076,938)        6,469,545       (6,143,027)        (743,213)
                                             ------------        ------------      ------------     ------------      -----------
Net realized and unrealized gain (loss)        (1,886,302)         (5,882,270)        9,958,135       (2,052,363)         386,175
                                             ------------        ------------      ------------     ------------      -----------

Net increase (decrease) in net assets
   from operations                           $ (2,544,421)       $ (5,262,484)     $ 15,330,702     $ (1,467,793)     $ 1,458,801
---------------------------------------      ============        ============      ============     ============      ===========

                                                                                  JNL/JPMorgan
                                             JNL/JPMorgan        JNL/JPMorgan    U.S. Government     JNL/Lazard        JNL/Lazard
                                             International       MidCap Growth   & Quality Bond   Emerging Markets       Mid Cap
                                            Value Portfolio        Portfolio        Portfolio         Portfolio      Value Portfolio
                                            ---------------      -------------   ---------------  ----------------   ---------------
Investment income
   Dividends                                 $  20,539,417       $          -      $ 6,672,414      $    274,817      $  12,221,840
                                             -------------       ------------      -----------      ------------      -------------

Expenses
   Insurance charges (Note 3)                    6,207,594          1,773,738        2,791,720         1,791,901          3,710,649
                                             -------------       ------------      -----------      ------------      -------------
Total expenses                                   6,207,594          1,773,738        2,791,720         1,791,901          3,710,649
                                             -------------       ------------      -----------      ------------      -------------
Net investment income (loss)                    14,331,823         (1,773,738)       3,880,694        (1,517,084)         8,511,191
                                             -------------       ------------      -----------      ------------      -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                  12,313,300                  -                -                 -         22,096,101
   Investments                                  31,160,640          9,645,674        1,622,094         5,736,070          2,843,959

Net change in unrealized appreciation
   (depreciation) on investments               (27,308,047)        (1,042,161)       2,848,679        17,674,225        (45,994,972)
                                             -------------       ------------      -----------      ------------      -------------
Net realized and unrealized gain (loss)         16,165,893          8,603,513        4,470,773        23,410,295        (21,054,912)
                                             -------------       ------------      -----------      ------------      -------------

Net increase (decrease) in net assets
   from operations                           $  30,497,716       $  6,829,775      $ 8,351,467      $ 21,893,211      $ (12,543,721)
---------------------------------------      =============       ============      ===========      ============      =============

(a)   Commencement of operations January 16, 2007.

                     See notes to the financial statements.                   14

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                              JNL/Lazard             JNL/MCM                           JNL/MCM           JNL/MCM
                                               Small Cap             10 x 10        JNL/MCM           Bond Index     Communications
                                            Value Portfolio       Portfolio(a)    25 Portfolio        Portfolio     Sector Portfolio
                                            ---------------       ------------    -------------      ------------   ----------------
Investment income
   Dividends                                 $   4,760,038        $         -     $  12,211,614      $ 11,997,655    $   3,559,362
                                             -------------        -----------     -------------      ------------    -------------

Expenses
   Insurance charges (Note 3)                    2,067,738            340,918        12,492,837         4,742,412        1,451,169
                                             -------------        -----------     -------------      ------------    -------------
Total expenses                                   2,067,738            340,918        12,492,837         4,742,412        1,451,169
                                             -------------        -----------     -------------      ------------    -------------
Net investment income (loss)                     2,692,300           (340,918)         (281,223)        7,255,243        2,108,193
                                             -------------        -----------     -------------      ------------    -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                   6,072,781                  -        12,706,401                 -        1,103,422
   Investments                                  (2,000,658)        (1,098,329)       30,941,322         2,710,855        4,484,924
Net change in unrealized appreciation
   (depreciation) on investments               (16,788,108)        (1,437,220)      (76,007,512)        2,999,704       (9,049,141)
                                             -------------        -----------     -------------      ------------    -------------
Net realized and unrealized gain (loss)        (12,715,985)        (2,535,549)      (32,359,789)        5,710,559       (3,460,795)
                                             -------------        -----------     -------------      ------------    -------------

Net increase (decrease) in net assets
   from operations                           $ (10,023,685)       $(2,876,467)    $ (32,641,012)     $ 12,965,802     $ (1,352,602)
---------------------------------------      =============        ===========     =============      ============     ============

                                                                                                       JNL/MCM
                                                JNL/MCM           JNL/MCM            JNL/MCM           Enhanced         JNL/MCM
                                            Consumer Brands        Dow 10          Dow Dividend      S&P 500 Stock     Financial
                                           Sector Portfolio      Portfolio          Portfolio      Index Portfolio  Sector Portfolio
                                           ----------------     -------------     -------------    ---------------  ----------------
Investment income
   Dividends                                 $    109,946       $           -     $           -     $  1,202,241     $     933,215
                                             ------------       -------------     -------------     ------------     -------------

Expenses
   Insurance charges (Note 3)                     377,331          14,690,144         6,225,566        1,276,226         1,015,261
                                             ------------       -------------     -------------     ------------     -------------
Total expenses                                    377,331          14,690,144         6,225,566        1,276,226         1,015,261
                                             ------------       -------------     -------------     ------------     -------------
Net investment income (loss)                     (267,385)        (14,690,144)       (6,225,566)         (73,985)          (82,046)
                                             ------------       -------------     -------------     ------------     -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                    669,027                   -                 -        1,913,350         2,340,831
   Investments                                  1,840,828          63,033,465         6,821,710        2,260,162         2,399,245
Net change in unrealized appreciation
   (depreciation) on investments               (4,009,383)        (53,962,671)      (51,702,747)      (2,806,274)      (16,031,535)
                                             ------------       -------------     -------------     ------------     -------------
Net realized and unrealized gain (loss)        (1,499,528)          9,070,794       (44,881,037)       1,367,238       (11,291,459)
                                             ------------       -------------     -------------     ------------     -------------

Net increase (decrease) in net assets
   from operations                           $ (1,766,913)      $  (5,619,350)    $ (51,106,603)    $  1,293,253     $ (11,373,505)
---------------------------------------      ============       =============     =============     ============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   15

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM
                                               Global 15        Healthcare          Index 5       International         JNL 5
                                               Portfolio     Sector Portfolio    Portfolio(a)    Index Portfolio      Portfolio
                                             -------------   ----------------   --------------   ---------------   --------------
Investment income
   Dividends                                 $           -     $    763,430       $        -       $ 14,716,706    $   98,471,946
                                             -------------     ------------       ----------       ------------    --------------

Expenses
   Insurance charges (Note 3)                   21,447,314        1,619,188          142,403          8,892,555        78,665,129
                                             -------------     ------------       ----------       ------------    --------------
Total expenses                                  21,447,314        1,619,188          142,403          8,892,555        78,665,129
                                             -------------     ------------       ----------       ------------    --------------
Net investment income (loss)                   (21,447,314)        (855,758)        (142,403)         5,824,151        19,806,817
                                             -------------     ------------       ----------       ------------    --------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               -        3,126,424                -          5,941,868         3,897,866
   Investments                                 135,389,159        4,178,999            6,713         32,873,098       123,396,733
Net change in unrealized appreciation
  (depreciation) on investments                (14,977,777)      (1,473,505)        (136,977)        (4,802,609)     (220,621,793)
                                             -------------     ------------       ----------       ------------    --------------
Net realized and unrealized gain (loss)        120,411,382        5,831,918         (130,264)        34,012,357       (93,327,194)
                                             -------------     ------------       ----------       ------------    --------------

Net increase (decrease) in net assets
  from operations                            $  98,964,068     $  4,976,160       $ (272,667)      $ 39,836,508    $  (73,520,377)
------------------------------------------   =============     ============       ==========       ============    ==============

                                                 JNL/MCM         JNL/MCM           JNL/MCM             JNL/MCM          JNL/MCM
                                              JNL Optimized     Nasdaq 25    NYSE International       Oil & Gas          S&P 10
                                               5 Portfolio      Portfolio      25 Portfolio(a)    Sector Portfolio     Portfolio
                                             --------------   ------------   ------------------   ----------------   -------------
Investment income
   Dividends                                  $  6,434,823    $          -       $ 1,950,140        $  3,730,040     $           -
                                              ------------    ------------       -----------        ------------     -------------

Expenses
   Insurance charges (Note 3)                    2,876,553       1,437,827           320,870           6,018,024        14,368,540
                                              ------------    ------------       -----------        ------------     -------------
Total expenses                                   2,876,553       1,437,827           320,870           6,018,024        14,368,540
                                              ------------    ------------       -----------        ------------     -------------
Net investment income (loss)                     3,558,270      (1,437,827)        1,629,270          (2,287,984)      (14,368,540)
                                              ------------    ------------       -----------        ------------     -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         811,530               -                 -          21,813,660                 -
   Investments                                   3,718,056       4,733,275           292,811          29,376,981        53,400,033
Net change in unrealized appreciation
  (depreciation) on investments                  4,170,852       8,480,076           941,226          45,989,319       (12,413,179)
                                              ------------    ------------       -----------        ------------     -------------
Net realized and unrealized gain (loss)          8,700,438      13,213,351         1,234,037          97,179,960        40,986,854
                                              ------------    ------------       -----------        ------------     -------------

Net increase (decrease) in net assets
 from operations                              $ 12,258,708    $ 11,775,524       $ 2,863,307        $ 94,891,976     $  26,618,314
------------------------------------------    ============    ============       ===========        ============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   16

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                               JNL/MCM         JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM
                                                S&P 24      S&P 400 MidCap        S&P 500           S&P SMid       Select Small-Cap
                                              Portfolio     Index Portfolio   Index Portfolio   60 Portfolio(a)       Portfolio
                                             -----------   ----------------   ---------------   ---------------   -----------------
Investment income
   Dividends                                 $         -    $   4,969,344      $  7,773,438      $    943,080      $   55,918,471
                                             -----------    -------------      ------------      ------------      --------------

Expenses
   Insurance charges (Note 3)                    317,030        7,106,626         9,425,881           219,335          11,856,046
                                             -----------    -------------      ------------      ------------      --------------
Total expenses                                   317,030        7,106,626         9,425,881           219,335          11,856,046
                                             -----------    -------------      ------------      ------------      --------------
Net investment income (loss)                    (317,030)      (2,137,282)       (1,652,443)          723,745          44,062,425
                                             -----------    -------------      ------------      ------------      --------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies             -       27,923,685         5,021,983                 -           9,095,808
   Investments                                   359,492       18,278,463        21,163,651          (547,966)         31,152,232
Net change in unrealized
   appreciation (depreciation) on
   investments                                   877,747      (25,638,814)       (8,770,935)       (3,003,484)       (168,414,527)
                                             -----------    -------------      ------------      ------------      --------------
Net realized and unrealized gain (loss)        1,237,239       20,563,334        17,414,699        (3,551,450)       (128,166,487)
                                             -----------    -------------      ------------      ------------      --------------

Net increase (decrease) in net assets
  from operations                            $   920,209    $  18,426,052      $ 15,762,256      $ (2,827,705)     $  (84,104,062)
------------------------------------------   ===========    =============      ============      ============      ==============

                                                                                                                          JNL/
                                                  JNL/MCM           JNL/MCM           JNL/MCM                          Oppenheimer
                                                 Small Cap         Technology      Value Line 30       JNL/MCM        Global Growth
                                              Index Portfolio   Sector Portfolio     Portfolio      VIP Portfolio       Portfolio
                                             ----------------   ----------------   -------------   --------------   ----------------
Investment income
   Dividends                                  $   4,525,957       $     60,600     $           -    $ 13,062,824     $   2,083,504
                                              -------------       ------------     -------------    ------------     -------------

Expenses
   Insurance charges (Note 3)                     5,736,605          1,176,176        15,953,667       7,402,003         3,242,499
                                              -------------       ------------     -------------    ------------     -------------
Total expenses                                    5,736,605          1,176,176        15,953,667       7,402,003         3,242,499
                                              -------------       ------------     -------------    ------------     -------------
Net investment income (loss)                     (1,210,648)        (1,115,576)      (15,953,667)      5,660,821        (1,158,995)
                                              -------------       ------------     -------------    ------------     -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies       16,025,523          1,790,812                 -         630,977        12,740,328
   Investments                                   10,489,483          3,242,673        36,043,205      29,007,379        13,034,665
Net change in unrealized appreciation
  (depreciation) on investments                 (39,012,383)         2,684,411       124,250,063         959,296       (16,612,209)
                                              -------------       ------------     -------------    ------------     -------------
Net realized and unrealized gain (loss)         (12,497,377)         7,717,896       160,293,268      30,597,652         9,162,784
                                              -------------       ------------     -------------    ------------     -------------

Net increase (decrease) in net assets
  from operations                             $ (13,708,025)      $  6,602,320     $ 144,339,601    $ 36,258,473     $   8,003,789
------------------------------------------    =============       ============     =============    ============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   17

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                                                                          JNL/             JNL/
                                                     JNL/             JNL/PIMCO        JNL/PIMCO       PPM America     PPM America
                                                 Oppenheimer         Real Return      Total Return     Core Equity      High Yield
                                             Growth Portfolio(b)    Portfolio(a)     Bond Portfolio     Portfolio     Bond Portfolio
                                             -------------------   --------------   ---------------   ------------   ---------------
Investment income
   Dividends                                    $  2,422,985        $         -      $  26,164,485    $    296,896    $  23,046,876
                                                ------------        -----------      -------------    ------------    -------------

Expenses
   Insurance charges (Note 3)                        174,358            354,022          8,252,396       1,340,401        5,021,855
                                                ------------        -----------      -------------    ------------    -------------
Total expenses                                       174,358            354,022          8,252,396       1,340,401        5,021,855
                                                ------------        -----------      -------------    ------------    -------------
Net investment income (loss)                       2,248,627           (354,022)        17,912,089      (1,043,505)      18,025,021
                                                ------------        -----------      -------------    ------------    -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         3,472,052                  -            732,525               -                -
   Investments                                      (295,435)           426,528            668,622       3,921,675       (2,619,642)
Net change in unrealized appreciation
  (depreciation) on investments                   (3,028,256)         2,500,358         14,001,736      (9,909,969)     (24,910,400)
                                                ------------        -----------      -------------    ------------    -------------
Net realized and unrealized gain (loss)              148,361          2,926,886         15,402,883      (5,988,294)     (27,530,042)
                                                ------------        -----------      -------------    ------------    -------------

Net increase (decrease) in net assets
  from operations                               $  2,396,988        $ 2,572,864      $  33,314,972    $ (7,031,799)   $  (9,505,021)
------------------------------------------      ============        ===========      =============    ============    =============

                                                  JNL/                                               JNL/S&P
                                              PPM America         JNL/Putnam                       Competitive         JNL/S&P
                                              Value Equity          Midcap          JNL/S&P 4      Advantage         Disciplined
                                               Portfolio     Growth Portfolio(d)   Portfolio(c)   Portfolio(c)   Growth Portfolio(a)
                                             -------------   -------------------   ------------   ------------   -------------------
Investment income
   Dividends                                 $     864,875      $          -        $        -      $   1,869         $       -
                                             -------------      ------------        ----------      ---------         ---------

Expenses
   Insurance charges (Note 3)                    2,116,143           471,602             8,855          3,921            92,012
                                             -------------      ------------        ----------      ---------         ---------
Total expenses                                   2,116,143           471,602             8,855          3,921            92,012
                                             -------------      ------------        ----------      ---------         ---------
Net investment income (loss)                    (1,251,268)         (471,602)           (8,855)        (2,052)          (92,012)
                                             -------------      ------------        ----------      ---------         ---------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               -                 -                 -              -                 -
   Investments                                  10,428,461         5,012,375              (371)          (445)           13,540
Net change in unrealized appreciation
  (depreciation) on investments                (17,385,292)       (4,798,547)         (214,710)       (43,979)           19,977
                                             -------------      ------------        ----------      ---------         ---------
Net realized and unrealized gain (loss)         (6,956,831)          213,828          (215,081)       (44,424)           33,517
                                             -------------      ------------        ----------      ---------         ---------

Net increase (decrease) in net assets
  from operations                            $  (8,208,099)     $   (257,774)       $ (223,936)     $ (46,476)        $ (58,495)
------------------------------------------   =============      ============        ==========      =========         =========

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.                   18

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                                   JNL/S&P                            JNL/S&P
                                                 JNL/S&P         Disciplined         JNL/S&P           Growth
                                               Disciplined         Moderate      Dividend Income     Retirement        JNL/S&P
                                                 Moderate           Growth          & Growth          Strategy     Intrinsic Value
                                               Portfolio(a)      Portfolio(a)      Portfolio(b)     Portfolio(a)     Portfolio(b)
                                             ----------------   -------------    ---------------   -------------   ---------------
Investment income Dividends                     $        -        $        -         $    396        $   17,801       $   2,956
                                                ----------        ----------         --------        ----------       ---------

Expenses
   Insurance charges (Note 3)                      186,515           257,160              347             3,445           4,552
                                                ----------        ----------         --------        ----------       ---------
Total expenses                                     186,515           257,160              347             3,445           4,552
                                                ----------        ----------         --------        ----------       ---------
Net investment income (loss)                      (186,515)         (257,160)              49            14,356          (1,596)
                                                ----------        ----------         --------        ----------       ---------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               -                 -                -                 -               -
   Investments                                      49,958            84,569               (1)            1,356            (672)
Net change in unrealized appreciation
   (depreciation) on investments                   410,881           134,757           (4,333)            3,395         (64,422)
                                                ----------        ----------         --------        ----------       ---------
Net realized and unrealized gain (loss)            460,839           219,326           (4,334)            4,751         (65,094)
                                                ----------        ----------         --------        ----------       ---------
Net increase (decrease) in net assets
   from operations                              $  274,324        $  (37,834)        $ (4,285)       $   19,107       $ (66,690)
------------------------------------------      ==========        ==========         ========        ==========       =========

                                                                                                                         JNL/
                                                   JNL/              JNL/             JNL/               JNL/        S&P Managed
                                                S&P Managed      S&P Managed      S&P Managed        S&P Managed       Moderate
                                                Aggressive       Conservative        Growth           Moderate          Growth
                                             Growth Portfolio     Portfolio        Portfolio         Portfolio        Portfolio
                                             ----------------   -------------   ----------------   -------------   ----------------
Investment income Dividends                   $  11,484,905     $  5,760,484     $  19,666,851     $  11,930,407    $   25,282,642
                                              -------------     ------------     -------------     -------------    --------------
Expenses
   Insurance charges (Note 3)                     9,597,593        3,297,057        19,084,656         6,743,372        19,197,423
                                              -------------     ------------     -------------     -------------    --------------
Total expenses                                    9,597,593        3,297,057        19,084,656         6,743,372        19,197,423
                                              -------------     ------------     -------------     -------------    --------------
Net investment income (loss)                      1,887,312        2,463,427           582,195         5,187,035         6,085,219
                                              -------------     ------------     -------------     -------------    --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                -        4,721,026        56,819,546        10,316,265        61,910,665
   Investments                                   31,797,530        5,002,927        41,000,173         7,890,875        33,379,096
Net change in unrealized appreciation
   (depreciation) on investments                  8,450,433       (3,893,071)      (24,453,338)       (3,465,622)      (30,290,631)
                                              -------------     ------------     -------------     -------------    --------------
Net realized and unrealized gain (loss)          40,247,963        5,830,882        73,366,381        14,741,518        64,999,130
                                              -------------     ------------     -------------     -------------    --------------
Net increase (decrease) in net assets from
   operations                                 $  42,135,275     $  8,294,309     $  73,948,576     $  19,928,553    $   71,084,349
------------------------------------------    =============     ============     =============     =============    ==============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                   See notes to the financial statements.                     19

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                 JNL/S&P         JNL/S&P
                                             Moderate Growth     Moderate
                                                Retirement      Retirement        JNL/S&P           JNL/S&P           JNL/S&P
                                                 Strategy        Strategy     Retirement 2015   Retirement 2020   Retirement 2025
                                               Portfolio(a)    Portfolio(a)      Portfolio         Portfolio         Portfolio
                                             ---------------   ------------   ---------------   ---------------   ---------------
Investment income Dividends                    $    16,474     $     9,681      $    55,031       $   21,431        $   13,463
                                               -----------     -----------      -----------       ----------        ----------
Expenses
   Insurance charges (Note 3)                        2,168             447          157,594           83,978            37,807
                                               -----------     -----------      -----------       ----------        ----------
Total expenses                                       2,168             447          157,594           83,978            37,807
                                               -----------     -----------      -----------       ----------        ----------
Net investment income (loss)                        14,306           9,234         (102,563)         (62,547)          (24,344)
                                               -----------     -----------      -----------       ----------        ----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               -               -           62,771           34,455            17,758
   Investments                                         820             407          133,946           65,637            55,256
Net change in unrealized appreciation
   (depreciation) on investments                    (9,726)         (6,168)         373,090          174,386            83,161
                                               -----------     -----------      -----------       ----------        ----------
Net realized and unrealized gain (loss)             (8,906)         (5,761)         569,807          274,478           156,175
                                               -----------     -----------      -----------       ----------        ----------
Net increase (decrease) in net assets from
   operations                                  $     5,400     $     3,473      $   467,244       $  211,931        $  131,831
------------------------------------------     ===========     ===========      ===========       ==========        ==========

                                                  JNL/
                                             S&P Retirement      JNL/S&P        JNL/Select       JNL/Select          JNL/
                                                 Income        Total Yield       Balanced       Money Market     Select Value
                                               Portfolio      Portfolio(b)       Portfolio       Portfolio         Portfolio
                                             --------------   ------------     -------------    ------------    --------------
Investment income Dividends                  $      193,684   $      1,257     $  11,669,144    $ 19,771,359    $    6,943,447
                                             --------------   ------------     -------------    ------------    --------------
Expenses
   Insurance charges (Note 3)                       295,301          3,954         7,107,178       7,367,423         3,264,083
                                             --------------   ------------     -------------    ------------    --------------
Total expenses                                      295,301          3,954         7,107,178       7,367,423         3,264,083
                                             --------------   ------------     -------------    ------------    --------------
Net investment income (loss)                       (101,617)        (2,697)        4,561,966      12,403,936         3,679,364
                                             --------------   ------------     -------------    ------------    --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies           59,133              -        16,627,366               -         9,383,243
   Investments                                      211,823           (325)       17,142,857              69         9,152,761
Net change in unrealized appreciation
   (depreciation) on investments                    674,943        (28,227)      (13,593,377)            (70)      (12,409,774)
                                             --------------   ------------     -------------    ------------    --------------
Net realized and unrealized gain (loss)             945,899        (28,552)       20,176,846              (1)        6,126,230
                                             --------------   ------------     -------------    ------------    --------------
Net increase (decrease) in net assets from
   operations                                $      844,282   $    (31,249)    $  24,738,812    $ 12,403,935    $    9,805,594
------------------------------------------   ==============   ============     =============    ============    ==============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                   See notes to the financial statements.                     20

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                JNL/T.Rowe          JNL/T.Rowe       JNL/T.Rowe
                                             Price Established    Price Mid-Cap     Price Value
                                             Growth Portfolio    Growth Portfolio    Portfolio
                                             -----------------   ----------------   ------------
Investment income Dividends                    $  5,282,888        $  7,656,766     $  8,259,753
                                               ------------        ------------     ------------
Expenses
   Insurance charges (Note 3)                     7,693,259           7,083,432        5,904,432
                                               ------------        ------------     ------------
Total expenses                                    7,693,259           7,083,432        5,904,432
                                               ------------        ------------     ------------
Net investment income (loss)                     (2,410,371)            573,334        2,355,321
                                               ------------        ------------     ------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies       30,019,160          46,198,249       17,196,638
   Investments                                   27,862,438          24,291,003       18,930,688
Net change in unrealized appreciation
   (depreciation) on investments                (22,585,572)        (11,557,100)     (44,486,679)
                                               ------------        ------------     ------------
Net realized and unrealized gain (loss)          35,296,026          58,932,152       (8,359,353)
                                               ------------        ------------     ------------
Net increase (decrease) in net assets from
    operations                                 $ 32,885,655        $ 59,505,486     $ (6,004,032)
------------------------------------------     ============        ============     ============

                   See notes to the financial statements.                     21

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                             Fifth Third       Fifth Third        Fifth Third       Fifth Third         JNL/AIM
                                              Balanced      Disciplined Value       Mid Cap       Quality Growth     International
                                          VIP Portfolio(b)   VIP Portfolio(b)  VIP Portfolio(b)  VIP Portfolio(b)  Growth Portfolio
                                          ----------------  -----------------  ----------------  ----------------  ----------------
Operations
   Net investment income (loss)              $      262       $    160,596       $     (7,229)    $     150,687     $      27,990
   Net realized gain (loss) on
   investments                                   15,149          1,741,014            943,593         1,452,968        10,857,758
   Net change in unrealized appreciation
      (depreciation) on investments              (6,503)        (1,377,439)          (563,207)         (676,053)          627,133
                                             ----------       ------------       ------------     -------------     -------------
Net increase (decrease) in net assets
   from operations                                8,908            524,171            373,157           927,602        11,512,881
                                             ----------       ------------       ------------     -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)                         -            112,552             44,905           108,170        37,276,165
   Surrenders and terminations                   (8,694)          (264,329)          (116,684)         (219,111)      (17,344,153)
   Transfers between portfolios                (145,748)        (8,388,952)        (3,419,076)       (6,837,085)       39,474,859
   Net annuitization transactions                     -                  -                 -                  -            70,784
   Policyholder charges (Note 3)                    (77)            (6,223)            (2,700)           (5,039)         (163,422)
                                             ----------       ------------       ------------     -------------     -------------
Net increase (decrease) in net assets
   from contract transactions                  (154,519)        (8,546,952)        (3,493,555)       (6,953,065)       59,314,233
                                             ----------       ------------       ------------     -------------     -------------
Net increase (decrease) in net assets          (145,611)        (8,022,781)        (3,120,398)       (6,025,463)       70,827,114

Net assets beginning of period                  145,611          8,022,781          3,120,398         6,025,463       132,457,688
                                             ----------       ------------       ------------     -------------     -------------
Net assets end of period                     $        -       $          -       $          -     $           -     $ 203,284,802
----------------------------------------     ==========       ============       ============     =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006           11,321            434,095            178,550           788,606         7,661,510

      Units Issued                                9,911             19,139              8,183            45,765         5,486,693
      Units Redeemed                            (21,232)          (453,234)          (186,733)         (834,371)       (2,211,782)
                                             ----------       ------------       ------------     -------------     -------------
Units Outstanding at December 31, 2007                -                  -                  -                 -        10,936,421
                                             ==========       ============       ============     =============     =============

                                                                                                                      JNL/Capital
                                                JNL/AIM          JNL/AIM          JNL/AIM                           Guardian Global
                                               Large Cap       Real Estate       Small Cap          JNL/Alger           Balanced
                                           Growth Portfolio     Portfolio    Growth Portfolio  Growth Portfolio(a)     Portfolio
                                           ----------------  --------------  ----------------  -------------------  ---------------
Operations
   Net investment income (loss)             $  (1,393,680)   $   1,886,988     $   (788,501)     $     (380,071)     $   1,549,194
   Net realized gain (loss) on
   investments                                 14,889,530        8,635,274        7,575,368          27,307,517         17,459,838
   Net change in unrealized appreciation
      (depreciation) on investments             5,953,536      (45,025,484)      (2,104,846)        (16,163,940)       (10,071,629)
                                            -------------    -------------     ------------      --------------      -------------
Net increase (decrease) in net assets
   from operations                             19,449,386      (34,503,222)       4,682,021          10,763,506          8,937,403
                                            -------------    -------------     ------------      --------------      -------------
Contract transactions (1)
   Purchase payments (Note 4)                  19,676,560       81,675,947       11,579,533           2,525,848         23,991,944
   Surrenders and terminations                (12,271,938)     (10,409,521)      (6,158,905)         (7,522,618)       (20,109,781)
   Transfers between portfolios                77,848,911      (54,146,991)      11,391,869        (137,550,481)        19,962,396
   Net annuitization transactions                 (52,565)         (13,641)          (4,475)            (43,001)           (78,806)
   Policyholder charges (Note 3)                 (235,251)        (237,225)        (135,502)            (84,073)          (240,794)
                                            -------------    -------------     ------------      --------------      -------------
Net increase (decrease) in net assets
   from contract transactions                  84,965,717       16,868,569       16,672,520        (142,674,325)        23,524,959
                                            -------------    -------------     ------------      --------------      -------------
Net increase (decrease) in net assets         104,415,103      (17,634,653)      21,354,541        (131,910,819)        32,462,362

Net assets beginning of period                 89,483,700      151,820,647       47,863,331         131,910,819        151,520,936
                                            -------------    -------------     ------------      --------------      -------------

Net assets end of period                    $ 193,898,803    $ 134,185,994     $ 69,217,872      $            -      $ 183,983,298
-----------------------------------------   =============    =============     ============      ==============      =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006          7,209,939        9,795,414        3,368,327           6,620,731         12,673,661

      Units Issued                              9,418,929        9,961,160        2,159,234             259,892          5,031,893
      Units Redeemed                           (2,900,110)      (9,401,590)      (1,079,715)         (6,880,623)        (3,177,685)
                                            -------------    -------------     ------------      --------------      -------------
Units Outstanding at December 31, 2007         13,728,758       10,354,984        4,447,846                   -         14,527,869
                                            =============    =============     ============      ==============      =============

(a)  The period is from January 1, 2007 through acquisition April 27, 2007.

(b)  The period is from January 1, 2007 through liquidation October 12, 2007.

                     See notes to the financial statements.                   22

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                               JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse       JNL/
                                             Guardian Global         Guardian       Guardian U.S.    Global Natural   Credit Suisse
                                               Diversified     International Small  Growth Equity      Resources       Long/Short
                                           Research Portfolio    Cap Portfolio(b)     Portfolio       Portfolio(a)     Portfolio(a)
                                           ------------------  -------------------  -------------  -----------------  -------------
Operations
   Net investment income (loss)              $    (887,907)        $    (1,734)     $  (2,072,396)   $  (1,988,608)    $  (123,919)
   Net realized gain (loss) on
   investments                                   3,881,639                 (33)         4,975,265        2,604,318         179,675
   Net change in unrealized appreciation
      (depreciation) on investments             15,772,849              14,930          6,828,210       21,605,879         416,474
                                             -------------         -----------      -------------    -------------     -----------
Net increase (decrease) in net assets
   from operations                              18,766,581              13,163          9,731,079       22,221,589         472,230
                                             -------------         -----------      -------------    -------------     -----------
Contract transactions (1)
   Purchase payments (Note 4)                    9,782,346             481,706         15,049,163       64,666,650       6,249,336
   Surrenders and terminations                 (20,623,392)             (2,510)       (21,942,116)      (7,364,921)       (280,998)
   Transfers between portfolios                 38,358,508           1,493,642          9,977,442      215,419,342      12,807,814
   Net annuitization transactions                   29,027                   -            (81,709)           5,554               -
   Policyholder charges (Note 3)                  (130,303)                (72)          (181,914)        (152,675)         (1,050)
                                             -------------         -----------      -------------    -------------     -----------
Net increase (decrease) in net assets
   from contract transactions                   27,416,186           1,972,766          2,820,866      272,573,950      18,775,102
                                             -------------         -----------      -------------    -------------     -----------
Net increase (decrease) in net assets           46,182,767           1,985,929         12,551,945      294,795,539      19,247,332

Net assets beginning of period                 109,223,427                   -        139,074,319                -               -
                                             -------------         -----------      -------------    -------------     -----------
Net assets end of period                     $ 155,406,194         $ 1,985,929      $ 151,626,264    $ 294,795,539    $ 19,247,332
-----------------------------------------    =============         ===========      =============    =============     ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006           5,042,099                   -          5,847,479                -               -

      Units Issued                               2,083,180             201,767          1,377,658       23,059,218       2,275,599
      Units Redeemed                            (1,354,945)               (265)        (1,469,057)      (1,482,450)       (471,176)
                                             -------------         -----------      -------------    -------------     -----------
Units Outstanding at December 31, 2007           5,770,334             201,502          5,756,080       21,576,768       1,804,423
                                             =============         ===========      =============    =============     ===========

                                                                                                     JNL/Franklin
                                               JNL/Eagle       JNL/Eagle          JNL/Franklin        Templeton      JNL/Franklin
                                              Core Equity   SmallCap Equity   Templeton Founding    Global Growth      Templeton
                                               Portfolio       Portfolio     Strategy Portfolio(a)   Portfolio(a)  Income Portfolio
                                            --------------  ---------------  ---------------------  -------------  ----------------
Operations
   Net investment income (loss)             $     237,469    $   1,045,078       $  (6,674,479)     $    (86,314)   $   5,134,736
   Net realized gain (loss) on
   investments                                 14,059,633       31,031,826          (1,459,472)           35,521        1,299,738
   Net change in unrealized appreciation
      (depreciation) on investments           (14,825,281)     (21,772,102)        (16,149,617)       (1,368,554)     (11,192,563)
                                            -------------    -------------       -------------      ------------    -------------
Net increase (decrease) in net assets
   from operations                               (528,179)      10,304,802         (24,283,568)       (1,419,347)      (4,758,089)
                                            -------------    -------------       -------------      ------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                   5,135,626       32,737,643         545,121,808        33,340,999      123,191,819
   Surrenders and terminations                 (8,621,231)     (13,560,306)        (15,808,624)       (1,030,828)      (7,845,390)
   Transfers between portfolios                (3,667,843)      25,753,109         257,484,841        16,317,700       83,397,544
   Net annuitization transactions                 (55,489)          22,259             173,765             1,226                -
   Policyholder charges (Note 3)                  (76,607)        (125,780)           (203,129)          (14,401)        (109,220)
                                            -------------    -------------       -------------      ------------    -------------
Net increase (decrease) in net assets
   from contract transactions                  (7,285,544)      44,826,925         786,768,661        48,614,696      198,634,753
                                            -------------    -------------       -------------      ------------    -------------
Net increase (decrease) in net assets          (7,813,723)      55,131,727         762,485,093        47,195,349      193,876,664

Net assets beginning of period                 78,067,866      104,069,721                   -                 -       58,427,521
                                            -------------    -------------       -------------      ------------    -------------
Net assets end of period                    $  70,254,143    $ 159,201,448       $ 762,485,093      $ 47,195,349    $ 252,304,185
------------------------------------------  =============    =============       =============      ============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006          4,108,529        4,595,183                   -                 -        5,381,483

      Units Issued                                690,240        3,860,595          85,987,508         6,111,587       21,086,391
      Units Redeemed                           (1,064,113)      (2,078,130)         (9,175,836)       (1,345,152)      (3,253,268)
                                            -------------    -------------       -------------      ------------    -------------
Units Outstanding at December 31, 2007          3,734,656        6,377,648          76,811,672         4,766,435       23,214,606
                                            =============    =============       =============      ============    =============

(a)  Commencement of operations January 16, 2007.

(b)  Commencement of operations December 3, 2007.

                     See notes to the financial statements.                   23

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                    JNL/Franklin        JNL/              JNL/            JNL/
                                                JNL/Franklin         Templeton      Goldman Sachs    Goldman Sachs   Goldman Sachs
                                               Templeton Mutual      Small Cap        Core Plus         Mid Cap      Short Duration
                                             Shares Portfolio(a)  Value Portfolio  Bond Portfolio   Value Portfolio  Bond Portfolio
                                             -------------------  ---------------  ---------------  ---------------  --------------
Operations
   Net investment income (loss)                 $   (658,119)      $    619,786     $   5,372,567    $    584,570     $  1,072,626
   Net realized gain (loss) on
   investments                                      (123,619)         3,194,668         3,488,590       4,090,664        1,129,388
   Net change in unrealized appreciation
      (depreciation) on investments               (1,762,683)        (9,076,938)        6,469,545      (6,143,027)        (743,213)
                                                ------------       ------------     -------------    ------------     ------------
Net increase (decrease) in net assets
   from operations                                (2,544,421)        (5,262,484)       15,330,702      (1,467,793)       1,458,801
                                                ------------       ------------     -------------    ------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                     47,985,009         22,466,941        58,392,394      31,299,203       18,724,419
   Surrenders and terminations                    (1,671,410)        (3,021,911)      (27,078,418)     (4,963,172)      (4,181,497)
   Transfers between portfolios                   27,302,183         (2,296,555)       32,443,998       9,984,571       24,220,215
   Net annuitization transactions                          -             (6,670)           70,808         (19,519)         (45,067)
   Policyholder charges (Note 3)                     (24,032)           (55,828)         (414,408)        (75,916)         (47,825)
                                                ------------       ------------     -------------    ------------     ------------
Net increase (decrease) in net assets
   from contract transactions                     73,591,750         17,085,977        63,414,374      36,225,167       38,670,245
                                                ------------       ------------     -------------    ------------     ------------
Net increase (decrease) in net assets             71,047,329         11,823,493        78,745,076      34,757,374       40,129,046

Net assets beginning of period                             -         45,326,950       251,052,512      54,651,795       25,836,573
                                                ------------       ------------     -------------    ------------     ------------
Net assets end of period                        $ 71,047,329       $ 57,150,443     $ 329,797,588    $ 89,409,169     $ 65,965,619
-------------------------------------------     ============       ============     =============    ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                     -          3,594,731        13,343,006       4,263,977        2,533,872

      Units Issued                                 8,439,205          3,368,958         6,386,022       5,413,661        8,683,154
      Units Redeemed                              (1,232,807)        (2,051,730)       (3,084,906)     (2,775,165)      (4,934,402)
                                                ------------       ------------     -------------    ------------     ------------
Units Outstanding at December 31, 2007             7,206,398          4,911,959        16,644,122       6,902,473        6,282,624
                                                ============       ============     =============    ============     ============

                                                                                  JNL/JPMorgan
                                                  JNL/JPMorgan   JNL/JPMorgan    U.S. Government     JNL/Lazard        JNL/Lazard
                                                  International  MidCap Growth   & Quality Bond   Emerging Markets      Mid Cap
                                                Value Portfolio    Portfolio       Portfolio          Portfolio     Value Portfolio
                                                ---------------  --------------  ---------------  ----------------  ---------------
Operations
   Net investment income (loss)                  $  14,331,823   $  (1,773,738)   $   3,880,694    $  (1,517,084)    $   8,511,191
   Net realized gain (loss) on
   investments                                      43,473,940       9,645,674        1,622,094        5,736,070        24,940,060
   Net change in unrealized appreciation
      (depreciation) on investments                (27,308,047)     (1,042,161)       2,848,679       17,674,225       (45,994,972)
                                                 -------------   -------------    -------------    -------------     -------------
Net increase (decrease) in net assets
   from operations                                  30,497,716       6,829,775        8,351,467       21,893,211       (12,543,721)
                                                 -------------   -------------    -------------    -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)                      105,791,282       9,118,623       21,080,713       56,906,048        46,216,694
   Surrenders and terminations                     (27,051,059)    (19,187,153)     (21,976,374)      (7,400,892)      (18,868,192)
   Transfers between portfolios                     (5,521,597)     23,686,418       16,157,464      142,450,471        14,431,628
   Net annuitization transactions                      (44,867)        (12,498)        (100,242)          18,714           (24,632)
   Policyholder charges (Note 3)                      (454,572)       (143,057)        (175,669)        (172,692)         (222,068)
                                                 -------------   -------------    -------------    -------------     -------------
Net increase (decrease) in net assets
   from contract transactions                       72,719,187      13,462,333       14,985,892      191,801,649        41,533,430
                                                 -------------   -------------    -------------    -------------     -------------
Net increase (decrease) in net assets              103,216,903      20,292,108       23,337,359      213,694,860        28,989,709

Net assets beginning of period                     293,190,252     112,750,275      167,521,342       30,065,142       185,662,219
                                                 -------------   -------------    -------------    -------------     -------------
Net assets end of period                         $ 396,407,155   $ 133,042,383    $ 190,858,701    $ 243,760,002     $ 214,651,928
----------------------------------------------   =============   =============    =============    =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006              18,029,849       5,728,690       10,828,158        2,766,326         9,360,512

      Units Issued                                  12,299,038       2,183,448        4,877,637       17,576,391         5,044,257
      Units Redeemed                                (7,770,854)     (1,789,990)      (3,926,428)      (3,021,824)       (3,198,657)
                                                 -------------   -------------    -------------    -------------     -------------
Units Outstanding at December 31, 2007              22,558,033       6,122,148       11,779,367       17,320,893        11,206,112
                                                 =============   =============    =============    =============     =============

(a)  Commencement of operations January 16, 2007.

                See notes to the financial statements.                        24

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                            JNL/Lazard       JNL/MCM                         JNL/MCM          JNL/MCM
                                            Small Cap        10 x 10         JNL/MCM        Bond Index     Communications
                                         Value Portfolio   Portfolio(a)    25 Portfolio     Portfolio     Sector Portfolio
                                         ---------------   ------------   -------------   -------------   ----------------
Operations
   Net investment income (loss)           $   2,692,300    $   (340,918)  $    (281,223)  $   7,255,243     $  2,108,193
   Net realized gain (loss) on
      investments                             4,072,123      (1,098,329)     43,647,723       2,710,855        5,588,346
   Net change in unrealized
      appreciation (depreciation)
      on investments                        (16,788,108)     (1,437,220)    (76,007,512)      2,999,704       (9,049,141)
                                          -------------    ------------   -------------   -------------     ------------
Net increase (decrease) in net assets
   from operations                          (10,023,685)     (2,876,467)    (32,641,012)     12,965,802       (1,352,602)
                                          -------------    ------------   -------------   -------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                16,906,270      37,090,579     126,106,694      58,704,746       25,537,646
   Surrenders and terminations              (12,575,988)     (1,324,951)    (45,067,442)    (17,786,346)      (8,223,650)
   Transfers between portfolios             (10,224,322)     18,024,902     (64,962,251)     18,797,532       13,145,068
   Net annuitization transactions               (63,220)              -        (360,188)        (84,167)         (23,679)
   Policyholder charges (Note 3)               (211,841)        (49,904)       (780,284)       (304,544)        (142,843)
                                          -------------    ------------   -------------   -------------     ------------
Net increase (decrease) in net assets
   from contract transactions                (6,169,101)     53,740,626      14,936,529      59,327,221       30,292,542
                                          -------------    ------------   -------------   -------------     ------------
Net increase (decrease) in net assets       (16,192,786)     50,864,159     (17,704,483)     72,293,023       28,939,940

Net assets beginning of period              127,361,238               -     707,448,757     231,058,589       53,065,680
                                          -------------    ------------   -------------   -------------     ------------
Net assets end of period                  $ 111,168,452    $ 50,864,159   $ 689,744,274   $ 303,351,612     $ 82,005,620
-------------------------------------     =============    ============   =============   =============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006        7,492,738               -      56,751,709      20,618,779        8,875,777

      Units Issued                            1,791,576       7,573,223      14,374,885      10,496,712       11,752,776
      Units Redeemed                         (2,154,315)     (2,385,667)    (13,246,013)     (5,249,643)      (7,203,769)
                                          -------------    ------------   -------------   -------------     ------------
Units Outstanding at December 31, 2007        7,129,999       5,187,556      57,880,581      25,865,848       13,424,784
                                          =============    ============   =============   =============     ============

                                                                                            JNL/MCM
                                            JNL/MCM          JNL/MCM         JNL/MCM        Enhanced          JNL/MCM
                                        Consumer Brands       Dow 10       Dow Dividend   S&P 500 Stock      Financial
                                        Sector Portfolio     Portfolio      Portfolio    Index Portfolio  Sector Portfolio
                                        ----------------  --------------  -------------  ---------------  ----------------
Operations
   Net investment income (loss)         $   (267,385)     $  (14,690,144) $  (6,225,566)  $    (73,985)    $     (82,046)
   Net realized gain (loss) on
      investments                          2,509,855          63,033,465      6,821,710      4,173,512         4,740,076
   Net change in unrealized
      appreciation (depreciation)
      on investments                      (4,009,383)        (53,962,671)   (51,702,747)    (2,806,274)      (16,031,535)
                                        ------------      --------------  -------------   ------------     -------------
Net increase (decrease) in net assets
   from operations                        (1,766,913)         (5,619,350)   (51,106,603)     1,293,253       (11,373,505)
                                        ------------      --------------  -------------   ------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)              3,867,335         152,040,211    182,446,523      7,977,654        14,426,324
   Surrenders and terminations            (2,013,712)        (54,586,307)   (15,495,198)    (6,434,515)       (5,333,108)
   Transfers between portfolios           (4,813,257)       (123,111,741)   (12,985,057)     9,956,682       (12,013,548)
   Net annuitization transactions             (5,063)           (434,823)             -       (163,857)          (12,677)
   Policyholder charges (Note 3)             (31,497)           (882,473)      (247,130)      (102,161)          (73,094)
                                        ------------      --------------  -------------   ------------     -------------
Net increase (decrease) in net assets
   from contract transactions             (2,996,194)        (26,975,133)   153,719,138     11,233,803        (3,006,103)
                                        ------------      --------------  -------------   ------------     -------------
Net increase (decrease) in net assets     (4,763,107)        (32,594,483)   102,612,535     12,527,056       (14,379,608)

Net assets beginning of period            22,721,925         848,141,108    278,475,408     66,622,258        66,019,563
                                        ------------      --------------  -------------   ------------     -------------
Net assets end of period                $ 17,958,818      $  815,546,625  $ 381,087,943   $ 79,149,314     $  51,639,955
--------------------------------------  ============      ==============  =============   ============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006     1,966,887          75,603,513     23,592,929      6,530,982         4,510,969

      Units Issued                         1,698,687          18,045,288     22,984,684      3,919,761         2,866,146
      Units Redeemed                      (1,946,942)        (20,510,165)   (10,085,387)    (2,658,055)       (3,006,596)
                                        ------------      --------------  -------------   ------------     -------------
Units Outstanding at December 31, 2007     1,718,632          73,138,636     36,492,226      7,792,688         4,370,519
                                        ============      ==============  =============   ============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   25

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                            JNL/MCM          JNL/MCM         JNL/MCM         JNL/MCM          JNL/MCM
                                           Global 15        Healthcare       Index 5      International        JNL 5
                                           Portfolio     Sector Portfolio  Portfolio(a)  Index Portfolio     Portfolio
                                        ---------------  ----------------  ------------  ---------------  ---------------
Operations
   Net investment income (loss)         $   (21,447,314)  $    (855,758)   $   (142,403)  $   5,824,151   $    19,806,817
   Net realized gain (loss) on
      investments                           135,389,159       7,305,423           6,713      38,814,966       127,294,599
   Net change in unrealized
      appreciation (depreciation)
      on investments                        (14,977,777)     (1,473,505)       (136,977)     (4,802,609)     (220,621,793)
                                        ---------------   -------------    ------------   -------------   ---------------
Net increase (decrease) in net
   assets from operations                    98,964,068       4,976,160        (272,667)     39,836,508       (73,520,377)
                                        ---------------   -------------    ------------   -------------   ---------------
Contract transactions (1)
   Purchase payments (Note 4)               264,328,520      19,143,145      23,902,158     110,365,581     2,075,357,087
   Surrenders and terminations              (81,481,715)     (7,832,507)       (286,347)    (39,264,474)     (202,388,500)
   Transfers between portfolios             (92,333,996)      9,662,910       4,582,787     (12,464,537)      (96,638,194)
   Net annuitization transactions              (476,309)        (34,835)              -        (182,869)         (402,314)
   Policyholder charges (Note 3)             (1,467,074)       (115,333)         (6,263)       (808,241)       (3,942,550)
                                        ---------------   -------------    ------------   -------------   ---------------
Net increase (decrease) in net
   assets from contract transactions         88,569,426      20,823,380      28,192,335      57,645,460     1,771,985,529
                                        ---------------   -------------    ------------   -------------   ---------------
Net increase (decrease) in net assets       187,533,494      25,799,540      27,919,668      97,481,968     1,698,465,152

Net assets beginning of period            1,120,821,026      80,719,177               -     457,400,655     3,510,402,051
                                        ---------------   -------------    ------------   -------------   ---------------
Net assets end of period                $ 1,308,354,520   $ 106,518,717    $ 27,919,668   $ 554,882,623   $ 5,208,867,203
--------------------------------------  ===============   =============    ============   =============   ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006       64,546,540       6,873,027               -      24,460,537       253,347,477

      Units Issued                           21,177,267       5,429,153       3,515,370       9,300,771       179,431,588
      Units Redeemed                        (16,778,415)     (3,724,742)       (691,700)     (6,360,144)      (56,020,681)
                                        ---------------   -------------    ------------   -------------   ---------------
Units Outstanding at December 31, 2007       68,945,392       8,577,438       2,823,670      27,401,164       376,758,384
                                        ===============   =============    ============   =============   ===============

                                           JNL/MCM        JNL/MCM          JNL/MCM            JNL/MCM          JNL/MCM
                                        JNL Optimized    Nasdaq 25    NYSE International     Oil & Gas          S&P 10
                                         5 Portfolio     Portfolio      25 Portfolio(a)   Sector Portfolio    Portfolio
                                        -------------  -------------  ------------------  ----------------  --------------
Operations
   Net investment income (loss)         $   3,558,270  $  (1,437,827)    $  1,629,270      $  (2,287,984)   $  (14,368,540)
   Net realized gain (loss) on
      investments                           4,529,586      4,733,275          292,811         51,190,641        53,400,033
   Net change in unrealized
      appreciation (depreciation)
      on investments                        4,170,852      8,480,076          941,226         45,989,319       (12,413,179)
                                        -------------  -------------     ------------      -------------    --------------
Net increase (decrease) in net
   assets from operations                  12,258,708     11,775,524        2,863,307         94,891,976        26,618,314
                                        -------------  -------------     ------------      -------------    --------------
Contract transactions (1)
   Purchase payments (Note 4)             150,212,680     23,055,701       25,481,852         94,618,388       141,474,610
   Surrenders and terminations             (5,916,621)    (4,696,561)        (716,593)       (28,044,161)      (54,985,186)
   Transfers between portfolios           135,473,862     10,961,802       35,943,513            898,800       (81,478,092)
   Net annuitization transactions             (76,749)        (1,047)               -           (117,201)         (433,900)
   Policyholder charges (Note 3)              (94,735)      (106,667)         (11,091)          (475,525)         (950,022)
                                        -------------  -------------     ------------      -------------    --------------
Net increase (decrease) in net
   assets from contract transactions      279,598,437     29,213,228       60,697,681         66,880,301         3,627,410
                                        -------------  -------------     ------------      -------------    --------------
Net increase (decrease) in net assets     291,857,145     40,988,752       63,560,988        161,772,277        30,245,724

Net assets beginning of period             83,942,308     65,395,784                -        282,035,934       803,247,319
                                        -------------  -------------     ------------      -------------    --------------
Net assets end of period                $ 375,799,453  $ 106,384,536     $ 63,560,988      $ 443,808,211    $  833,493,043
--------------------------------------  =============  =============     ============      =============    ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006      7,833,912      6,035,415                -         10,353,209        58,733,169

      Units Issued                         25,903,906      5,871,233        6,158,768          7,491,179        14,986,975
      Units Redeemed                       (2,318,078)    (3,513,487)        (654,483)        (5,615,195)      (14,747,608)
                                        -------------  -------------     ------------      -------------    --------------
Units Outstanding at December 31, 2007     31,419,740      8,393,161        5,504,285         12,229,193        58,972,536
                                        =============  =============     ============      =============    ==============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   26

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                           JNL/MCM        JNL/MCM          JNL/MCM         JNL/MCM            JNL/MCM
                                           S&P 24     S&P 400 MidCap       S&P 500         S&P SMid      Select Small Cap
                                          Portfolio   Index Portfolio  Index Portfolio  60 Portfolio(a)      Portfolio
                                        ------------  ---------------  ---------------  ---------------  ----------------
Operations
   Net investment income (loss)         $   (317,030)  $  (2,137,282)   $  (1,652,443)   $    723,745     $   44,062,425
   Net realized gain (loss) on
      investments                            359,492      46,202,148       26,185,634        (547,966)        40,248,040
   Net change in unrealized
      appreciation (depreciation)
      on investments                         877,747     (25,638,814)      (8,770,935)     (3,003,484)      (168,414,527)
                                        ------------   -------------    -------------    ------------     --------------
Net increase (decrease) in net
   assets from operations                    920,209      18,426,052       15,762,256      (2,827,705)       (84,104,062)
                                        ------------   -------------    -------------    ------------     --------------
Contract transactions (1)
   Purchase payments (Note 4)              8,220,561      69,233,832       94,942,711      18,253,236        121,869,827
   Surrenders and terminations              (874,477)    (27,748,642)     (37,340,529)       (433,012)       (41,846,110)
   Transfers between portfolios           (3,231,591)      5,192,626      (17,249,831)     17,460,910        (66,531,018)
   Net annuitization transactions                  -         (91,489)        (519,583)              -           (309,429)
   Policyholder charges (Note 3)             (12,435)       (516,325)        (612,711)         (6,569)          (726,552)
                                        ------------   -------------    -------------    ------------     --------------
Net increase (decrease) in net
   assets from contract transactions       4,102,058      46,070,002       39,220,057      35,274,565         12,456,718
                                        ------------   -------------    -------------    ------------     --------------
Net increase (decrease) in net assets      5,022,267      64,496,054       54,982,313      32,446,860        (71,647,344)

Net assets beginning of period            17,703,535     349,594,359      506,063,769               -        700,092,520
                                        ------------   -------------    -------------    ------------     --------------
Net assets end of period                $ 22,725,802   $ 414,090,413    $ 561,046,082    $ 32,446,860     $  628,445,176
--------------------------------------  ============   =============    =============    ============     ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006     1,737,156      22,952,423       41,376,318               -         33,388,482

      Units Issued                         1,428,408       8,562,276       11,297,796       4,363,229          9,707,004
      Units Redeemed                      (1,054,102)     (5,734,918)      (8,084,332)       (686,942)        (9,083,022)
                                        ------------   -------------    -------------    ------------     --------------
Units Outstanding at December 31, 2007     2,111,462      25,779,781       44,589,782       3,676,287         34,012,464
                                        ============   =============    =============    ============     ==============

                                                                                                                JNL/
                                            JNL/MCM          JNL/MCM           JNL/MCM                       Oppenheimer
                                           Small Cap        Technology      Value Line 30       JNL/MCM     Global Growth
                                        Index Portfolio  Sector Portfolio     Portfolio      VIP Portfolio    Portfolio
                                        ---------------  ----------------  ---------------  --------------  -------------
Operations
   Net investment income (loss)          $  (1,210,648)    $ (1,115,576)   $   (15,953,667) $    5,660,821  $  (1,158,995)
   Net realized gain (loss) on
      investments                           26,515,006        5,033,485         36,043,205      29,638,356     25,774,993
   Net change in unrealized
      appreciation (depreciation)
      on investments                       (39,012,383)       2,684,411        124,250,063         959,296    (16,612,209)
                                         -------------     ------------    ---------------  --------------  -------------
Net increase (decrease) in net
   assets from operations                  (13,708,025)       6,602,320        144,339,601      36,258,473      8,003,789
                                         -------------     ------------    ---------------  --------------  -------------
Contract transactions (1)
   Purchase payments (Note 4)               59,272,887       18,860,684        276,153,514      93,088,503     34,407,604
   Surrenders and terminations             (21,227,672)      (6,881,879)       (46,780,661)    (19,226,556)   (15,280,005)
   Transfers between portfolios            (17,678,136)      21,626,354        (95,650,675)   (100,627,786)   (11,226,738)
   Net annuitization transactions              (88,826)         (16,579)          (104,020)        (28,695)       (76,272)
   Policyholder charges (Note 3)              (391,241)        (113,713)        (1,017,806)       (392,844)      (171,737)
                                         -------------     ------------    ---------------  --------------  -------------
Net increase (decrease) in net
   assets from contract transactions        19,887,012       33,474,867        132,600,352     (27,187,378)     7,652,852
                                         -------------     ------------    ---------------  --------------  -------------
Net increase (decrease) in net assets        6,178,987       40,077,187        276,939,953       9,071,095     15,656,641

Net assets beginning of period             310,494,181       59,686,210        822,800,037     413,219,233    180,941,943
                                         -------------     ------------    ---------------  --------------  -------------
Net assets end of period                 $ 316,673,168     $ 99,763,397    $ 1,099,739,990  $  422,290,328  $ 196,598,584
--------------------------------------   =============     ============    ===============  ==============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006      19,902,842        9,646,385         54,436,545      31,350,619     12,505,159

      Units Issued                           6,351,425       10,809,867         26,646,716      10,270,211      3,884,356
      Units Redeemed                        (5,108,696)      (5,984,256)       (19,152,489)    (12,201,413)    (3,388,014)
                                         -------------     ------------    ---------------  --------------  -------------
Units Outstanding at December 31, 2007      21,145,571       14,471,996         61,930,772      29,419,417     13,001,501
                                         =============     ============    ===============  ==============  =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   27

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                    JNL/           JNL/
                                                     JNL/           JNL/PIMCO      JNL/PIMCO     PPM America     PPM America
                                                 Oppenheimer       Real Return   Total Return    Core Equity     High Yield
                                             Growth Portfolio(b)  Portfolio(a)  Bond Portfolio    Portfolio    Bond Portfolio
                                             -------------------  ------------  --------------  -------------  --------------
Operations
   Net investment income (loss)                 $    2,248,627    $   (354,022)  $  17,912,089  $  (1,043,505)  $  18,025,021
   Net realized gain (loss) on investments           3,176,617         426,528       1,401,147      3,921,675      (2,619,642)
   Net change in unrealized appreciation
      (depreciation) on investments                 (3,028,256)      2,500,358      14,001,736     (9,909,969)    (24,910,400)
                                                --------------    ------------   -------------  -------------   -------------
Net increase (decrease) in net assets
   from operations                                   2,396,988       2,572,864      33,314,972     (7,031,799)     (9,505,021)
                                                --------------    ------------   -------------  -------------   -------------

Contract transactions (1)
   Purchase payments (Note 4)                        1,594,241      18,024,272     104,442,860      2,505,808      54,642,424
   Surrenders and terminations                      (1,064,746)       (920,402)    (36,890,588)   (16,914,810)    (30,706,181)
   Transfers between portfolios                    (29,870,530)     55,727,013      62,602,771     (5,857,469)    (30,611,057)
   Net annuitization transactions                            -               -        (100,258)       (45,290)        (69,497)
   Policyholder charges (Note 3)                       (16,456)        (13,973)       (537,021)      (104,207)       (385,249)
                                                --------------    ------------   -------------  -------------   -------------
Net increase (decrease) in net assets from
   contract transactions                           (29,357,491)     72,816,910     129,517,764    (20,415,968)     (7,129,560)
                                                --------------    ------------   -------------  -------------   -------------
Net increase (decrease) in net assets              (26,960,503)     75,389,774     162,832,736    (27,447,767)    (16,634,581)

Net assets beginning of period                      26,960,503               -     435,178,815    103,218,517     284,124,305
                                                --------------    ------------   -------------  -------------   -------------

Net assets end of period                        $            -    $ 75,389,774   $ 598,011,551  $  75,770,750   $ 267,489,724
------------------------------------------      ==============    ============   =============  =============   =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006               2,995,289               -      31,702,356      5,014,106      21,538,502

   Units Issued                                      1,411,124       8,645,021      14,710,661        266,870      12,083,351
   Units Redeemed                                   (4,406,413)     (1,738,678)     (5,809,815)    (1,267,482)    (12,975,991)
                                                --------------    ------------   -------------  -------------   -------------

Units Outstanding at December 31, 2007                       -       6,906,343      40,603,202      4,013,494      20,645,862
                                                ==============    ============   =============  =============   =============

                                                  JNL/                                           JNL/S&P
                                              PPM America       JNL/Putnam                     Competitive         JNL/S&P
                                              Value Equity         Midcap          JNL/S&P 4    Advantage        Disciplined
                                               Portfolio    Growth Portfolio(d)  Portfolio(c)  Portfolio(c)  Growth Portfolio(a)
                                             -------------  -------------------  ------------  ------------  -------------------
Operations
   Net investment income (loss)              $  (1,251,268)   $    (471,602)     $     (8,855) $     (2,052)    $    (92,012)
   Net realized gain (loss) on investments      10,428,461        5,012,375              (371)         (445)          13,540
   Net change in unrealized appreciation
      (depreciation) on investments            (17,385,292)      (4,798,547)         (214,710)      (43,979)          19,977
                                             -------------    -------------      ------------  ------------     ------------
Net increase (decrease) in net assets
   from operations                              (8,208,099)        (257,774)         (223,936)      (46,476)         (58,495)
                                             -------------    -------------      ------------  ------------     ------------

Contract transactions (1)
   Purchase payments (Note 4)                    6,284,840        3,244,505         1,701,635        76,290       12,225,919
   Surrenders and terminations                 (27,032,338)      (3,228,827)          (21,373)       (7,769)        (103,343)
   Transfers between portfolios                 (6,371,186)     (31,236,677)       20,565,515     6,208,968        3,618,863
   Net annuitization transactions                  (56,891)               -                 -             -                -
   Policyholder charges (Note 3)                  (244,714)         (56,356)              (59)         (124)            (209)
                                             -------------    --------------     ------------  ------------     ------------
Net increase (decrease) in net assets from
   contract transactions                       (27,420,289)     (31,277,355)       22,245,718     6,277,365       15,741,230
                                             -------------    -------------      ------------  ------------     ------------
Net increase (decrease) in net assets          (35,628,388)     (31,535,129)       22,021,782     6,230,889       15,682,735

Net assets beginning of period                 154,996,981       31,535,129                 -             -                -
                                             -------------    -------------      ------------  ------------     ------------

Net assets end of period                     $ 119,368,593    $           -      $ 22,021,782  $  6,230,889     $ 15,682,735
------------------------------------------   =============    =============      ============  ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006           7,581,869        3,662,997                 -             -                -

   Units Issued                                    702,222        1,159,472         2,225,813       629,519        1,553,860
   Units Redeemed                               (2,039,329)      (4,822,469)           (4,990)         (805)         (57,753)
                                             -------------    -------------      ------------  ------------     ------------

Units Outstanding at December 31, 2007           6,244,762                -         2,220,823       628,714        1,496,107
                                             =============    =============      ============  ============     ============

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    28

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                  JNL/S&P                           JNL/S&P
                                                 JNL/S&P        Disciplined        JNL/S&P           Growth
                                               Disciplined       Moderate      Dividend Income     Retirement         JNL/S&P
                                                Moderate          Growth          & Growth          Strategy      Intrinsic Value
                                               Portfolio(a)    Portfolio(a)      Portfolio(b)     Portfolio(a)      Portfolio(b)
                                               ------------    ------------    ---------------    -------------   ---------------
Operations
   Net investment income (loss)                $   (186,515)   $   (257,160)      $      49         $  14,356       $     (1,596)
   Net realized gain (loss) on investments           49,958          84,569              (1)            1,356               (672)
   Net change in unrealized appreciation
   (depreciation) on investments                    410,881         134,757          (4,333)            3,395            (64,422)
                                               ------------    ------------       ---------         ---------       ------------
Net increase (decrease) in net assets
   from operations                                  274,324         (37,834)         (4,285)           19,107            (66,690)
                                               ------------    ------------       ---------         ---------       ------------

Contract transactions (1)
   Purchase payments (Note 4)                    22,136,769      31,118,891         241,052           676,041            141,774
   Surrenders and terminations                     (346,990)       (383,633)           (806)          (10,533)           (11,370)
   Transfers between portfolios                  11,527,145       7,706,114         501,753           130,679         11,758,878
   Net annuitization transactions                         -               -               -                 -                  -
   Policyholder charges (Note 3)                       (656)         (3,801)             (1)                -               (150)
                                               ------------    ------------       ---------         ---------       ------------
Net increase (decrease) in net assets from
   contract transactions                         33,316,268      38,437,571         741,998           796,187         11,889,132
                                               ------------    ------------       ---------         ---------       ------------
Net increase (decrease) in net assets            33,590,592      38,399,737         737,713           815,294         11,822,442

Net assets beginning of period                            -               -               -                -                   -
                                               ------------    ------------       ---------         ---------       ------------

Net assets end of period                       $ 33,590,592    $ 38,399,737       $ 737,713         $ 815,294       $ 11,822,442
------------------------------------------     ============    ============       =========         =========       ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                    -               -               -                 -                  -

   Units Issued                                   3,468,691       4,138,063          75,650            78,848          1,193,826
   Units Redeemed                                  (279,029)       (479,692)            (82)           (2,601)            (1,169)
                                               ------------    ------------       ---------         ---------       ------------
Units Outstanding at December 31, 2007            3,189,662       3,658,371          75,568            76,247          1,192,657
                                               ============    ============       =========         =========       ============

                                                                                                                       JNL/
                                                   JNL/             JNL/            JNL/              JNL/         S&P Managed
                                               S&P Managed      S&P Managed      S&P Managed      S&P Managed        Moderate
                                                Aggressive      Conservative       Growth          Moderate           Growth
                                             Growth Portfolio    Portfolio        Portfolio        Portfolio        Portfolio
                                             ----------------  -------------   ---------------   -------------   ---------------
Operations
   Net investment income (loss)               $    1,887,312   $   2,463,427   $       582,195   $   5,187,035   $     6,085,219
   Net realized gain (loss) on investments        31,797,530       9,723,953        97,819,719      18,207,140        95,289,761
   Net change in unrealized appreciation
   (depreciation) on investments                   8,450,433      (3,893,071)      (24,453,338)     (3,465,622)      (30,290,631)
                                              --------------   -------------   ---------------   -------------   ---------------
Net increase (decrease) in net assets
   from operations                                42,135,275       8,294,309        73,948,576      19,928,553        71,084,349
                                              --------------   -------------   ---------------   -------------   ---------------

Contract transactions (1)
   Purchase payments (Note 4)                     73,782,275      65,721,365       174,085,833     146,253,778       263,996,233
   Surrenders and terminations                   (62,655,490)    (16,961,580)     (104,021,484)    (27,556,653)      (95,161,497)
   Transfers between portfolios                  (23,107,186)     57,661,228       (22,769,708)     53,778,049        19,238,252
   Net annuitization transactions                   (137,748)          9,973              (374)       (289,356)          (54,143)
   Policyholder charges (Note 3)                    (925,999)       (251,866)       (1,340,944)       (427,557)       (1,097,950)
                                              --------------   -------------   ---------------   -------------   ---------------
Net increase (decrease) in net assets from
   contract transactions                         (13,044,148)    106,179,120        45,953,323     171,758,261       186,920,895
                                              --------------   -------------   ---------------   -------------   ---------------
Net increase (decrease) in net assets             29,091,127     114,473,429       119,901,899     191,686,814       258,005,244

Net assets beginning of period                   577,627,945     126,363,762     1,081,171,017     284,241,069       993,884,149
                                              --------------   -------------   ---------------   -------------   ---------------

Net assets end of period                      $  606,719,072   $ 240,837,191   $ 1,201,072,916   $ 475,927,883   $ 1,251,889,393
------------------------------------------    ==============   =============   ===============   =============   ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            38,010,553      11,360,944        71,759,942      24,211,376        69,732,022

   Units Issued                                    6,806,834      16,018,376        14,790,673      19,949,976        25,300,257
   Units Redeemed                                 (7,607,478)     (6,628,022)      (11,900,250)     (5,881,695)      (12,802,558)
                                              --------------   -------------   ---------------   -------------   ---------------
Units Outstanding at December 31, 2007            37,209,909      20,751,298        74,650,365      38,279,657        82,229,721
                                              ==============   =============   ===============   =============   ===============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    29

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                   JNL/S&P
                                                  JNL/S&P          Moderate
                                              Moderate Growth     Retirement       JNL/S&P          JNL/S&P          JNL/S&P
                                            Retirement Strategy    Strategy    Retirement 2015  Retirement 2020   Retirement 2025
                                                Portfolio(a)     Portfolio(a)     Portfolio        Portfolio         Portfolio
                                            -------------------  -----------------------------  ---------------   ---------------
Operations
   Net investment income (loss)                  $  14,306        $   9,234      $   (102,563)    $   (62,547)      $   (24,344)
   Net realized gain (loss) on investments             820              407           196,717         100,092            73,014
   Net change in unrealized appreciation
      (depreciation) on investments                 (9,726)          (6,168)          373,090         174,386            83,161
                                                 ---------        ---------      ------------     -----------       -----------
Net increase (decrease) in net assets
   from operations                                   5,400            3,473           467,244         211,931           131,831
                                                 ---------        ---------      ------------     -----------       -----------

Contract transactions (1)
   Purchase payments (Note 4)                      247,324           54,631         6,951,836       5,000,426         2,248,127
   Surrenders and terminations                      (2,384)            (246)         (265,140)        (59,179)         (103,706)
   Transfers between portfolios                    422,975          237,095         4,107,076       1,361,702         1,564,089
   Net annuitization transactions                        -                -                 -               -                 -
   Policyholder charges (Note 3)                         -                -            (5,267)         (1,105)           (3,045)
                                                 ---------        ---------      ------------     -----------       -----------
Net increase (decrease) in net assets from
   contract transactions                           667,915          291,480        10,788,505       6,301,844         3,705,465
                                                 ---------        ---------      ------------     -----------       -----------

Net increase (decrease) in net assets              673,315          294,953        11,255,749       6,513,775         3,837,296

Net assets beginning of period                           -                -         4,568,016       1,847,130           939,283
                                                 ---------        ---------      ------------     -----------       -----------

Net assets end of period                         $ 673,315        $ 294,953      $ 15,823,765     $ 8,360,905       $ 4,776,579
------------------------------------------       =========        =========      ============     ===========       ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006                   -                -           421,940         168,274            85,050

   Units Issued                                     79,576           29,779         1,135,220         628,607           390,392
   Units Redeemed                                  (16,138)          (1,685)         (198,240)        (86,473)          (75,193)
                                                 ---------        ---------      ------------     -----------       -----------

Units Outstanding at December 31, 2007              63,438           28,094         1,358,920         710,408           400,249
                                                 =========        =========      ============     ===========       ===========

                                                  JNL/
                                             S&P Retirement        JNL/S&P        JNL/Select       JNL/Select           JNL/
                                                 Income          Total Yield       Balanced      Money Market       Select Value
                                               Portfolio        Portfolio(b)      Portfolio        Portfolio         Portfolio
                                             --------------     ------------    -------------   --------------     -------------
Operations
   Net investment income (loss)              $    (101,617)     $    (2,697)    $   4,561,966   $   12,403,936     $   3,679,364
   Net realized gain (loss) on investments         270,956             (325)       33,770,223               69        18,536,004
   Net change in unrealized appreciation
      (depreciation) on investments                674,943          (28,227)      (13,593,377)             (70)      (12,409,774)
                                             -------------      -----------     -------------   --------------     -------------
Net increase (decrease) in net assets
   from operations                                 844,282          (31,249)       24,738,812       12,403,935         9,805,594
                                             -------------      -----------     -------------   --------------     -------------

Contract transactions (1)
   Purchase payments (Note 4)                   11,508,905           54,987        76,979,670      337,643,558        52,206,684
   Surrenders and terminations                  (1,239,966)          (6,303)      (51,075,386)    (151,555,312)      (15,555,787)
   Transfers between portfolios                  9,724,890        3,248,060        34,180,698      177,248,824         5,322,514
   Net annuitization transactions                        -                -          (177,212)      (2,154,797)          (80,727)
   Policyholder charges (Note 3)                   (14,619)            (148)         (392,849)      (2,774,097)         (217,302)
                                             -------------      -----------     -------------   --------------     -------------
Net increase (decrease) in net assets from
   contract transactions                        19,979,210        3,296,596        59,514,921      358,408,176        41,675,382
                                             -------------      -----------     -------------   --------------     -------------

Net increase (decrease) in net assets           20,823,492        3,265,347        84,253,733      370,812,111        51,480,976

Net assets beginning of period                   8,220,346                -       413,630,121      247,194,016       165,653,911
                                             -------------      -----------     -------------   --------------     -------------

Net assets end of period                     $  29,043,838      $ 3,265,347     $ 497,883,854   $  618,006,127     $ 217,134,887
------------------------------------------   =============      ===========     =============   ==============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006             777,190                -        16,394,751       20,136,534         8,007,405

   Units Issued                                  2,204,104          325,288         5,453,130       77,558,867         4,732,228
   Units Redeemed                                 (365,995)            (677)       (3,365,648)     (48,798,180)       (2,842,340)
                                             -------------      -----------     -------------   --------------     -------------

Units Outstanding at December 31, 2007           2,615,299          324,611        18,482,233       48,897,221         9,897,293
                                             =============      ===========     =============   ==============     =============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    30

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                JNL/T.Rowe        JNL/T.Rowe       JNL/T.Rowe
                                            Price Established   Price Mid-Cap     Price Value
                                            Growth Portfolio   Growth Portfolio    Portfolio
                                            -----------------  ----------------  -------------
Operations
   Net investment income (loss)               $   (2,410,371)    $     573,334   $   2,355,321
   Net realized gain (loss) on investments        57,881,598        70,489,252      36,127,326
   Net change in unrealized appreciation
      (depreciation) on investments              (22,585,572)      (11,557,100)    (44,486,679)
                                              --------------     -------------   -------------
Net increase (decrease) in net assets
   from operations                                32,885,655        59,505,486      (6,004,032)
                                              --------------     -------------   -------------

Contract transactions (1)
   Purchase payments (Note 4)                     55,835,900        72,134,647      51,425,257
   Surrenders and terminations                   (63,457,116)      (52,346,138)    (34,907,068)
   Transfers between portfolios                  167,383,850        36,159,732      33,305,990
   Net annuitization transactions                   (219,229)         (188,861)        (20,071)
   Policyholder charges (Note 3)                    (507,552)         (470,166)       (391,160)
                                              --------------     -------------   -------------
Net increase (decrease) in net assets from
   contract transactions                         159,035,853        55,289,214      49,412,948
                                              --------------     -------------   -------------

Net increase (decrease) in net assets            191,921,508       114,794,700      43,408,916

Net assets beginning of period                   366,621,487       395,853,561     323,912,532
                                              --------------     -------------   -------------

Net assets end of period                      $  558,542,995     $ 510,648,261   $ 367,321,448
------------------------------------------    ==============     =============   =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            13,352,032        11,279,876      20,028,033

   Units Issued                                    8,918,494         3,602,287       8,299,692
   Units Redeemed                                 (3,700,329)       (2,606,919)     (5,390,041)
                                              --------------     -------------   -------------

Units Outstanding at December 31, 2007            18,570,197        12,275,244      22,937,684
                                              ==============     =============   =============

                    See notes to the financial statements.                    31

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                       Fifth            Fifth Third           Fifth           Fifth Third           JNL/
                                   Third Balanced   Disciplined Value     Third Mid Cap     Quality Growth      AIM Large Cap
                                    VIP Portfolio      VIP Portfolio      VIP Portfolio      VIP Portfolio    Growth Portfolio
                                   --------------   -----------------   ----------------   ----------------   ----------------
Operations
   Net investment income
     (loss)                           $     978        $   102,562         $   (49,352)       $   (51,372)      $  (1,338,94)
   Net realized gain (loss)
     on investments                       1,450            202,435              73,543             72,232          4,243,407
   Net change in unrealized
     appreciation (depreciation)
     on investments                       7,282            917,126             207,303            158,225          2,313,435
                                      ---------        -----------         -----------        -----------       ------------
Net increase (decrease) in
   net assets from operations             9,710          1,222,123             231,494            179,085          5,217,902
                                      ---------        -----------         -----------        -----------       ------------
Contract transactions (1)
   Purchase payments (Note 4)            11,942            967,177             277,155            732,370         16,714,896
   Surrenders and terminations           (6,558)          (436,719             (157,13)          (298,243)         (7,143,66)
   Transfers between portfolios          (7,710)           (57,999              51,590            167,355          (2,424,02)
   Net annuitization transactions             -                  -                   -                  -             18,155
   Policyholder charges (Note 3)           (419)           (11,148              (5,117)           (10,053)          (164,303)
                                      ---------        -----------         -----------        -----------       ------------
Net increase (decrease) in
   net assets from contract
   transactions                          (2,745)           461,311             166,491            591,429          7,001,059
                                      ---------        -----------         -----------        -----------       ------------
Net increase (decrease) in
   net assets                             6,965          1,683,434             397,985            770,514         12,218,961

Net assets beginning of period          138,646          6,339,347           2,722,413          5,254,949         77,264,739
                                      ---------        -----------         -----------        -----------       ------------
Net assets end of period              $ 145,611        $ 8,022,781         $ 3,120,398        $ 6,025,463       $ 89,483,700
---------------------------------     =========        ===========         ===========        ===========       ============

(1) Contract unit
   transactions
Units Outstanding at December
   31, 2005                              11,435            406,265             168,609            708,532          6,605,162

   Units Issued                           2,736             84,394              30,486            158,624          2,685,350
   Units Redeemed                        (2,850)           (56,564)            (20,545)           (78,550)        (2,080,573)
                                      ---------        -----------         -----------        -----------       ------------
Units Outstanding at December
   31, 2006                              11,321            434,095             178,550            788,606          7,209,939
                                      =========        ===========         ===========        ===========       ============

                                        JNL/AIM             JNL/                                                   JNL/Eagle
                                      Real Estate      AIM Small Cap         JNL/Alge        JNL/Eagle Core        SmallCap
                                       Portfolio      Growth Portfolio   Growth Portfolio   Equity Portfolio   Equity Portfolio
                                    --------------   -----------------   ----------------   ----------------   ----------------
Operations
   Net investment income (loss)      $    (113,186)    $    (779,075)     $   (2,091,782)    $   (1,169,264)    $   (1,384,507)
   Net realized gain (loss)
     on investments                      3,384,623         7,395,141           4,492,946          2,737,894         16,315,500
   Net change in unrealized
     appreciation (depreciation)
     on investments                     18,316,518        (1,279,235)          1,497,913          6,218,743           (502,174)
                                     -------------     -------------      --------------     --------------     --------------

Net increase (decrease) in
  net assets from operations            21,587,955         5,336,831           3,899,077          7,787,373         14,428,819
                                     -------------     -------------      --------------     --------------     --------------
Contract transactions (1)
   Purchase payments (Note 4)           50,876,943         7,526,598           9,135,051          3,549,252         13,740,746
   Surrenders and terminations           (3,881,78)       (4,189,257)        (22,620,827)        (9,166,170)       (10,683,628)
   Transfers between portfolios         60,131,208        (5,811,644)        (15,758,816)        (4,210,444)         6,698,428
   Net annuitization transactions                -            53,869             (40,920)            18,462            (51,052)
   Policyholder charges (Note 3)           (70,279)          (96,339)           (242,476)          (104,080)          (116,450)
                                     -------------     -------------      --------------     --------------     --------------
Net increase (decrease) in
   net assets from contract
   transactions                        107,056,090        (2,516,773)        (29,527,988)        (9,912,980)         9,587,844
                                     -------------     -------------      --------------     --------------     --------------
Net increase (decrease) in
   net assets                          128,644,045         2,820,058         (25,628,911)        (2,125,607)        24,016,663

Net assets beginning of period          23,176,602        45,043,273         157,539,730         80,193,473         80,053,058
                                     -------------     -------------      --------------     --------------     --------------
Net assets end of period             $ 151,820,647     $  47,863,331      $  131,910,819     $   78,067,866     $  104,069,721
---------------------------------    =============     =============      ==============     ==============     ==============

(1) Contract unit
   transactions
Units Outstanding at December
   31, 2005                              2,004,859         3,570,161           8,153,498          4,662,983          4,180,785

   Units Issued                          8,912,000         1,156,550           1,088,265            567,683          1,783,363
   Units Redeemed                        (1,121,44)       (1,358,384)         (2,621,032)        (1,122,137)        (1,368,965)
                                     -------------     -------------      --------------     --------------     --------------
Units Outstanding at December
   31, 2006                              9,795,414         3,368,327           6,620,731          4,108,529          4,595,183
                                     =============     =============      ==============     ==============     ==============

                     See notes to the financial statements.                   32

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                    JNL/FMR          JNL/FMR            JNL/Franklin          JNL/Franklin       JNL/Goldman Sachs
                                    Balanced         Mid-Cap            Templeton          Templeton Small Cap        Mid Cap
                                   Portfolio     Equity Portfolio   Income Portfolio (a)     Value Portfolio      Value Portfolio
                                 -------------   ----------------   --------------------   -------------------   -----------------
Operations
   Net investment income
     (loss)                      $    (814,896)   $  (1,681,317)        $  1,137,455          $    (77,633)        $    292,351
   Net realized gain
     (loss) on investments           7,062,479        4,301,392              139,927               662,497              904,704
   Net change in
     unrealized appreciation
     (depreciation) on
       investments                   5,618,648        8,594,390            1,387,708             2,807,173            3,752,999
                                 -------------    -------------         ------------          ------------         ------------
Net increase (decrease) in
   net assets from operations       11,866,231       11,214,465            2,665,090             3,392,037            4,950,054
                                 -------------    -------------         ------------          ------------         ------------
Contract transactions (1)
   Purchase payments (Note 4)       22,739,729        6,280,454           30,277,910            17,821,824           17,572,217
   Surrenders and terminations     (12,086,586)     (17,646,032)            (916,595)           (1,797,282)          (2,148,606)
   Transfers between
     portfolios                     10,413,149       (7,096,222)          26,418,781            13,758,210           12,037,668
   Net annuitization
     transactions                      (59,400)          (7,449)                   -                (7,295)             (11,782)
   Policyholder charges
     (Note 3)                         (202,061)        (209,385)             (17,665)              (33,071)             (32,774)
                                 -------------    -------------         ------------          ------------         ------------
Net increase (decrease) in
   net assets from
   contract transactions            20,804,831      (18,678,634)          55,762,431            29,742,386           27,416,723
                                 -------------    -------------         ------------          ------------         ------------
Net increase (decrease) in
   net assets                       32,671,062       (7,464,169)          58,427,521            33,134,423           32,366,777

Net assets beginning of
   period                          118,849,874      120,214,444                    -            12,192,527           22,285,018
                                 -------------    -------------         ------------          ------------         ------------
Net assets end of period         $ 151,520,936    $ 112,750,275         $ 58,427,521          $ 45,326,950         $ 54,651,795
-------------------------------  =============    =============         ============          ============         ============

(1) Contract unit transactions
Units Outstanding at
   December 31, 2005                10,813,065        6,833,713                    -             1,119,918            1,978,342

   Units Issued                      3,752,004          649,733            5,581,307             3,831,977            3,153,645
   Units Redeemed                   (1,891,408)      (1,754,756)            (199,824)           (1,357,164)            (868,010)
                                 -------------    -------------         ------------          ------------         ------------
Units Outstanding at
   December 31, 2006                12,673,661        5,728,690            5,381,483             3,594,731            4,263,977
                                 =============    =============         ============          ============         ============

                                  JNL/Goldman Sachs     JNL/JPMorgan       JNL/JPMorgan           JNL/Lazard          JNL/Lazard
                                   Short Duration      International      International            Emerging             Mid Cap
                                 Bond Portfolio (a)   Equity Portfolio    Value Portfolio   Markets Portfolio (a)   Value Portfolio
                                 ------------------   ----------------   ----------------   ---------------------   ---------------
Operations
   Net investment income
     (loss)                         $   (216,237)      $     120,440      $   1,582,514         $   (138,545)        $   2,223,844
   Net realized gain (loss) on
     investments                         145,651           8,669,304         16,451,252              218,748            12,797,666
   Net change in unrealized
     appreciation
     (depreciation) on
      investments                        475,574          11,524,816         33,442,445            3,525,389             5,296,059
                                    ------------       -------------      -------------         ------------         -------------
Net increase (decrease)
   in net assets from
   operations                            404,988          20,314,560         51,476,211            3,605,592            20,317,569
                                    ------------       -------------      -------------         ------------         -------------
Contract transactions (1)
   Purchase payments (Note 4)          7,548,658          26,834,489         66,466,852           10,647,965            27,465,385
   Surrenders and terminations          (698,148)        (11,696,179)       (13,687,240)            (670,351)          (13,913,864)
   Transfers between
     portfolios                       18,585,910           9,053,141         72,314,878           16,499,242           (10,319,915)
   Net annuitization
     transactions                              -              27,609            (12,316)              91,801
   Policyholder charges
     (Note 3)                             (4,835)           (120,287)          (195,840)             (17,306)             (219,850)
                                    ------------       -------------      -------------         ------------         -------------
Net increase (decrease)
   in net assets from
   contract transactions              25,431,585          24,098,773        124,886,334           26,459,550             3,103,557
                                    ------------       -------------      -------------         ------------         -------------
Net increase (decrease)
   in net assets                      25,836,573          44,413,333        176,362,545           30,065,142            23,421,126

Net assets beginning of
   period                                      -          88,044,355        116,827,707                   -            162,241,093
                                    ------------       -------------      -------------         ------------         -------------
Net assets end of period            $ 25,836,573       $ 132,457,688      $ 293,190,252         $ 30,065,142         $ 185,662,219
----------------------------------  ============       =============      =============         ============         =============

(1) Contract unit transactions
Units Outstanding at
  December 31, 2005                            -           6,119,341          9,007,293                    -             9,282,254

   Units Issued                        3,912,399           3,457,678         11,874,491            3,089,365             2,380,325
   Units Redeemed                     (1,378,527)         (1,915,509)        (2,851,935)            (323,039)           (2,302,067)
                                    ------------       -------------      -------------         ------------         -------------
Units Outstanding at
  December 31, 2006                    2,533,872           7,661,510         18,029,849            2,766,326             9,360,512
                                    ============       =============      =============         ============         =============

(a)   Commencement of operations May 1, 2006.

                     See notes to the financial statements.                   33

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                JNL/Lazard                         JNL/MCM           JNL/MCM           JNL/MCM
                                                 Small Cap         JNL/MCM        Bond Index     Communications    Consumer Brands
                                              Value Portfolio    25 Portfolio      Portfolio    Sector Portfolio   Sector Portfolio
                                              ---------------   -------------   -------------   ----------------   ----------------
Operations
   Net investment income (loss)                $  10,210,544    $ (10,536,572)  $   1,187,106     $    217,382       $   (266,349)
   Net realized gain (loss) on investments        12,765,605       20,037,849         234,785        2,509,283            981,479
   Net change in unrealized appreciation
      (depreciation) on investments               (6,180,211)      53,271,340       2,877,145        6,622,054          1,560,036
                                               -------------    -------------   -------------     ------------       ------------
Net increase (decrease) in net assets
   from operations                                16,795,938       62,772,617       4,299,036        9,348,719          2,275,166
                                               -------------    -------------   -------------     ------------       ------------

Contract transactions (1)
   Purchase payments (Note 4)                     20,919,558      160,398,076      63,890,311       10,366,822          2,952,768
   Surrenders and terminations                   (11,293,597)     (33,642,741)    (13,185,390)      (2,156,040)        (1,520,203)
   Transfers between portfolios                  (20,140,824)     (29,146,858)      7,107,317       22,566,745          1,111,235
   Net annuitization transactions                    (50,328)         (46,173)        (26,214)          (5,677)             7,152
   Policyholder charges (Note 3)                    (194,146)        (614,584)       (232,211)         (37,332)           (34,253)
                                               -------------    -------------   -------------     ------------       ------------
Net increase (decrease) in net assets from
   contract transactions                         (10,759,337)      96,947,720      57,553,813       30,734,518          2,516,699
                                               -------------    -------------   -------------     ------------       ------------
Net increase (decrease) in net assets              6,036,601      159,720,337      61,852,849       40,083,237          4,791,865

Net assets beginning of period                   121,324,637      547,728,420     169,205,740       12,982,443         17,930,060
                                               -------------    -------------   -------------     ------------       ------------

Net assets end of period                       $ 127,361,238    $ 707,448,757   $ 231,058,589     $ 53,065,680       $ 22,721,925
-------------------------------------------    =============    =============   =============     ============       ============

(1) Contract unit transactions
Units Outstanding at December 31, 2005             8,217,369       48,527,015      15,410,606        2,866,394          1,727,352

     Units Issued                                  2,495,466       18,459,221       8,686,025       14,323,375            922,748
     Units Redeemed                               (3,220,097)     (10,234,527)     (3,477,852)      (8,313,992)          (683,213)
                                               -------------    -------------   -------------     ------------       ------------

Units Outstanding at December 31, 2006             7,492,738       56,751,709      20,618,779        8,875,777          1,966,887
                                               =============    =============   =============     ============       ============

                                                                                   JNL/MCM
                                                  JNL/MCM         JNL/MCM          Enhanced          JNL/MCM            JNL/MCM
                                                   Dow (SM)     Dow Dividend    S&P 500 Stock       Financial            Global
                                                10 Portfolio   Portfolio (a)   Index Portfolio   Sector Portfolio     15 Portfolio
                                               -------------   -------------   ---------------   ----------------   ----------------
Operations
   Net investment income (loss)                $ (11,451,814)  $  (1,783,552)   $  3,180,231      $     (89,823)    $   (14,234,654)
   Net realized gain (loss) on investments        24,261,327       1,531,518       3,649,231          3,934,265          60,066,180
   Net change in unrealized appreciation
      (depreciation) on investments              153,975,982      22,993,014       1,077,188          3,858,751         232,332,086
                                               -------------   -------------    ------------      -------------     ---------------
Net increase (decrease) in net assets
   from operations                               166,785,495      22,740,980       7,906,650          7,703,193         278,163,612
                                               -------------   -------------    ------------      -------------     ---------------
Contract transactions (1)
   Purchase payments (Note 4)                    165,617,748     149,839,547       7,572,550         12,824,995         239,065,024
   Surrenders and terminations                   (37,799,827)     (3,033,626)     (4,124,147)        (3,796,917)        (44,942,346)
   Transfers between portfolios                    7,182,628     108,954,465       3,693,040         11,963,272           9,790,457
   Net annuitization transactions                    (73,234)              -          66,604              3,428             (56,019)
   Policyholder charges (Note 3)                    (674,839)        (25,958)        (68,096)           (66,523)           (771,260)
                                               -------------   -------------    ------------      -------------     ---------------
Net increase (decrease) in net assets from
   contract transactions                         134,252,476     255,734,428       7,139,951         20,928,255         203,085,856
                                               -------------   -------------    ------------      -------------     ---------------
Net increase (decrease) in net assets            301,037,971     278,475,408      15,046,601         28,631,448         481,249,468

Net assets beginning of period                   547,103,137               -      51,575,657         37,388,115         639,571,558
                                               -------------   -------------    ------------      -------------     ---------------

Net assets end of period                       $ 848,141,108   $ 278,475,408    $ 66,622,258      $  66,019,563     $ 1,120,821,026
--------------------------------------------   =============   =============    ============      =============     ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2005            62,186,853               -       5,772,672          2,986,930          50,759,145

     Units Issued                                 26,500,414      24,716,286       2,297,354          3,111,645          24,416,980
     Units Redeemed                              (13,083,754)     (1,123,357)     (1,539,044)        (1,587,606)        (10,629,585)
                                               -------------   -------------    ------------      -------------     ---------------

Units Outstanding at December 31, 2006            75,603,513      23,592,929       6,530,982          4,510,969          64,546,540
                                               =============   =============    ============      =============     ===============

(a) Commencement of operations January 17, 2006.

                     See notes to the financial statements.                   34

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                   JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM         JNL/MCM
                                                 Healthcare       International         JNL 5         JNL Optimized      Nasdaq(R)
                                              Sector Portfolio   Index Portfolio      Portfolio      5 Portfolio (a)   15 Portfolio
                                              ----------------   ---------------   ---------------   ---------------   -------------
Operations
   Net investment income (loss)                $    (775,470)     $   5,974,685    $   (28,048,717)   $    (63,677)    $   (930,724)
   Net realized gain (loss) on investments         3,517,284         13,531,965         31,905,117         627,983           13,947
   Net change in unrealized appreciation
      (depreciation) on investments                  576,341         56,607,861        348,932,921       5,233,302        2,709,360
                                               -------------      -------------    ---------------    ------------     ------------
Net increase (decrease) in net assets
   from operations                                 3,318,155         76,114,511        352,789,321       5,797,608        1,792,583
                                               -------------      -------------    ---------------    ------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                     19,562,876        104,594,066      1,714,317,681      59,544,024       28,204,754
   Surrenders and terminations                    (5,074,474)       (20,186,136)       (80,506,835)       (606,117)      (2,189,588)
   Transfers between portfolios                  (10,988,299)        26,897,580        346,813,443      19,215,666       (4,509,778)
   Net annuitization transactions                     23,690             35,295            261,367               -                -
   Policyholder charges (Note 3)                     (91,708)          (373,828)        (1,412,359)         (8,873)         (30,169)
                                               -------------      -------------    ---------------    ------------     ------------
Net increase (decrease) in net assets from
   contract transactions                           3,432,085        110,966,977      1,979,473,297      78,144,700       21,475,219
                                               -------------      -------------    ---------------    ------------     ------------
Net increase (decrease) in net assets              6,750,240        187,081,488      2,332,262,618      83,942,308       23,267,802

Net assets beginning of period                    73,968,937        270,319,167      1,178,139,433               -       42,127,982
                                               -------------      -------------    ---------------    ------------     ------------
Net assets end of period                       $  80,719,177      $ 457,400,655    $ 3,510,402,051    $ 83,942,308     $ 65,395,784
-------------------------------------------    =============      =============    ===============    ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2005             6,570,928         17,822,982         99,440,140               -        4,002,235

     Units Issued                                  3,171,981          9,843,774        168,726,975       8,372,900        4,297,318
     Units Redeemed                               (2,869,882)        (3,206,219)       (14,819,638)       (538,988)      (2,264,138)
                                               -------------      -------------    ---------------    ------------     ------------
Units Outstanding at December 31, 2006             6,873,027         24,460,537        253,347,477       7,833,912        6,035,415
                                               =============      =============    ===============    ============     ============

(a) Commencement of operations May 1, 2006.

                                                  JNL/MCM           JNL/MCM         JNL/MCM           JNL/MCM           JNL/MCM
                                                  Oil & Gas          S&P(R)          S&P 24        S&P 400 MidCap       S&P 500
                                              Sector Portfolio    10 Portfolio    Portfolio (a)   Index Portfolio   Index Portfolio
                                              ----------------   -------------   --------------   ---------------   ----------------
Operations
   Net investment income (loss)                $  (1,121,736)    $ (12,712,105)   $    (88,439)    $    (805,415)    $    (367,036)
   Net realized gain (loss) on investments        29,390,122        63,456,083          16,348        20,636,372        11,463,705
   Net change in unrealized appreciation
      (depreciation) on investments                3,612,788       (32,612,212)        433,935         3,280,795        44,465,062
                                               -------------     -------------    ------------     -------------     -------------
Net increase (decrease) in net assets
   from operations                                31,881,174        18,131,766         361,844        23,111,752        55,561,731
                                               -------------     -------------    ------------     -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)                     79,404,747       202,525,070       6,874,904        80,372,367        94,740,442
   Surrenders and terminations                   (17,928,004)      (40,429,354)       (123,467)      (17,419,364)      (28,386,472)
   Transfers between portfolios                   15,008,280       (71,238,282)     10,590,579          (353,776)        4,196,073
   Net annuitization transactions                      4,766             1,597               -            71,014           (13,945)
   Policyholder charges (Note 3)                    (287,681)         (732,105)           (325)         (344,086)         (552,439)
                                               -------------     -------------    ------------     -------------     -------------
Net increase (decrease) in net assets from
   contract transactions                          76,202,108        90,126,926      17,341,691        62,326,155        69,983,659
                                               -------------     -------------    ------------     -------------     -------------
Net increase (decrease) in net assets            108,083,282       108,258,692      17,703,535        85,437,907       125,545,390

Net assets beginning of period                   173,952,652       694,988,627               -       264,156,452       380,518,379
                                               -------------     -------------    ------------     -------------     -------------
Net assets end of period                       $ 282,035,934     $ 803,247,319    $ 17,703,535     $ 349,594,359     $ 506,063,769
-------------------------------------------    =============     =============    ============     =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005             7,593,123        52,331,704               -        18,676,432        35,106,576

     Units Issued                                  8,627,593        20,825,277       1,807,011         8,069,966        12,048,102
     Units Redeemed                               (5,867,507)      (14,423,812)        (69,855)       (3,793,975)       (5,778,360)
                                               -------------     -------------    ------------     -------------     -------------
Units Outstanding at December 31, 2006            10,353,209        58,733,169       1,737,156        22,952,423        41,376,318
                                               =============     =============    ============     =============     =============

(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.                   35

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                   JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM         JNL/MCM
                                              Select Small-Cap      Small Cap         Technology      Value Line(R)       VIP
                                                  Portfolio      Index Portfolio   Sector Portfolio    25 Portfolio     Portfolio
                                              ----------------   ---------------   ----------------   --------------  --------------
Operations
   Net investment income (loss)                $ (10,351,252)     $     (58,526)     $   (669,863)    $ (11,239,849)  $  (3,797,837)
   Net realized gain (loss) on investments        26,307,575         26,128,588          (544,278)       15,223,904       5,013,184
   Net change in unrealized appreciation
      (depreciation) on investments               31,262,322         11,616,724         4,357,911       (20,175,748)     33,778,179
                                               -------------      -------------      ------------     --------------  -------------
Net increase (decrease) in net assets
  from operations                                 47,218,645         37,686,786         3,143,770       (16,191,693)     34,993,526
                                               -------------      -------------      ------------     --------------  -------------
Contract transactions (1)
   Purchase payments (Note 4)                    166,083,683         69,563,587         9,161,085       432,075,389     153,152,022
   Surrenders and terminations                   (32,920,655)       (15,626,395)       (3,139,957)      (25,673,309)    (12,069,494)
   Transfers between portfolios                  (26,361,664)         1,251,972         5,307,171       (18,846,438)     11,423,407
   Net annuitization transactions                    (88,478)             2,834             7,592            66,057               -
   Policyholder charges (Note 3)                    (589,826)          (292,522)          (59,784)         (502,761)       (231,496)
                                               -------------      -------------      ------------     --------------  -------------
Net increase (decrease) in net assets from
  contract transactions                          106,123,060         54,899,476        11,276,107       387,118,938     152,274,439
                                               -------------      -------------      ------------     --------------  -------------
Net increase (decrease) in net assets            153,341,705         92,586,262        14,419,877       370,927,245     187,267,965

Net assets beginning of period                   546,750,815        217,907,919        45,266,333       451,872,792     225,951,268
                                               -------------      -------------      ------------     --------------  -------------
Net assets end of period                       $ 700,092,520      $ 310,494,181      $ 59,686,210     $ 822,800,037   $ 413,219,233
-------------------------------------------    =============      =============      ============     ==============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005            28,099,167         16,114,520         7,874,318        28,982,972      18,905,217

     Units Issued                                 11,045,168          7,538,219         5,981,345        36,086,161      16,002,570
     Units Redeemed                               (5,755,853)        (3,749,897)       (4,209,278)      (10,632,588)     (3,557,168)
                                               -------------      -------------      ------------     --------------  -------------
Units Outstanding at December 31, 2006            33,388,482         19,902,842         9,646,385        54,436,545      31,350,619
                                               =============      =============      ============     ==============  =============

                                              JNL/Oppenheimer                        JNL/PIMCO                         JNL/Putnam
                                               Global Growth    JNL/Oppenheimer    Total Return      JNL/Putnam          Midcap
                                                 Portfolio     Growth Portfolio   Bond Portfolio  Equity Portfolio  Growth Portfolio
                                              ---------------  ----------------  ---------------  ----------------  ----------------
Operations
   Net investment income (loss)                $  (1,624,943)    $   (429,111)    $   9,440,381    $  (1,151,262)     $   (532,825)
   Net realized gain (loss) on investments        15,200,657          916,126          (855,124)       2,038,977         2,438,390
   Net change in unrealized appreciation
      (depreciation) on investments                7,846,062          248,553        (1,415,611)      10,996,138          (860,069)
                                               -------------     ------------     -------------    -------------      ------------
Net increase (decrease) in net assets
  from operations                                 21,421,776          735,568         7,169,646       11,883,853         1,045,496
                                               -------------     ------------     -------------    -------------      ------------
Contract transactions (1)
   Purchase payments (Note 4)                     37,627,701        3,782,605        94,081,295        3,304,679         4,725,538
   Surrenders and terminations                   (12,062,396)      (2,486,345)      (28,021,517)     (20,787,344)       (3,441,614)
   Transfers between portfolios                    9,157,399          149,426        37,948,787       (9,703,480)       (1,746,766)
   Net annuitization transactions                    120,352          (18,700)          (44,704)         (11,759)            1,477
   Policyholder charges (Note 3)                    (172,255)         (71,536)         (392,286)        (166,704)          (84,973)
                                               -------------     ------------     -------------    -------------      ------------
Net increase (decrease) in net assets from
  contract transactions                           34,670,801        1,355,450       103,571,575      (27,364,608)         (546,338)
                                               -------------     ------------     -------------    -------------      ------------
Net increase (decrease) in net assets             56,092,577        2,091,018       110,741,221      (15,480,755)          499,158

Net assets beginning of period                   124,849,366       24,869,485       324,437,594      118,699,272        31,035,971
                                               -------------     ------------     -------------    -------------      ------------
Net assets end of period                       $ 180,941,943     $ 26,960,503     $ 435,178,815    $ 103,218,517      $ 31,535,129
-------------------------------------------    =============     ============     =============    =============      ============

(1) Contract unit transactions

Units Outstanding at December 31, 2005             9,917,994        2,846,168        24,289,445        6,487,515         3,744,190

     Units Issued                                  4,964,222        1,095,744        11,891,034          335,460         1,459,370
     Units Redeemed                               (2,377,057)        (946,623)       (4,478,123)      (1,808,869)       (1,540,563)
                                               -------------     ------------     -------------    -------------      ------------
Units Outstanding at December 31, 2006            12,505,159        2,995,289        31,702,356        5,014,106         3,662,997
                                               =============     ============     =============    =============      ============

                     See notes to the financial statements.                   36

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                                     JNL/              JNL/                               JNL/
                                                 JNL/Putnam      S&P Managed        S&P Managed         JNL/          S&P Managed
                                                Value Equity      Aggressive       Conservative      S&P Managed        Moderate
                                                 Portfolio     Growth Portfolio     Portfolio     Growth Portfolio     Portfolio
                                               -------------   ----------------   -------------   ----------------   -------------
Operations
   Net investment income (loss)                $  (2,268,493)   $  (5,172,975)    $     405,384   $    (5,765,707)   $     829,391
   Net realized gain (loss) on investments         6,827,770       54,367,842         1,887,404        71,909,495        4,395,462
   Net change in unrealized appreciation
      (depreciation) on investments               12,361,341       22,196,073         3,715,975        50,034,429       12,512,578
                                               -------------    -------------     -------------   ---------------    -------------
Net increase (decrease) in net assets from
   operations                                     16,920,618       71,390,940         6,008,763       116,178,217       17,737,431
                                               -------------    -------------     -------------   ---------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                      5,892,472       48,071,673        38,971,901       150,309,814      111,816,468
   Surrenders and terminations                   (27,927,438)     (51,595,953)       (7,798,417)      (87,538,202)     (13,087,824)
   Transfers between portfolios                   (9,410,261)     (36,981,961)       15,660,766       (32,717,369)      27,925,862
   Net annuitization transactions                   (170,761)          66,574           (23,475)       (1,845,097)               -
   Policyholder charges (Note 3)                    (204,874)        (913,495)         (149,315)       (1,518,132)        (259,669)
                                               -------------    -------------     -------------   ---------------    -------------
Net increase in net assets from contract
   transactions                                  (31,820,862)     (41,353,162)       46,661,460        26,691,014      126,394,837
                                               -------------    -------------     -------------   ---------------    -------------
Net increase (decrease) in net assets            (14,900,244)      30,037,778        52,670,223       142,869,231      144,132,268

Net assets beginning of period                   169,897,225      547,590,167        73,693,539       938,301,786      140,108,801
                                               -------------    -------------     -------------   ---------------    -------------
Net assets end of period                       $ 154,996,981    $ 577,627,945     $ 126,363,762   $ 1,081,171,017    $ 284,241,069
------------------------------------------     =============    =============     =============   ===============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005             9,314,513       40,948,202         7,023,084        69,873,370       12,957,804

      Units Issued                                   599,885        4,802,802         6,752,938        13,039,414       13,796,812
      Units Redeemed                              (2,332,529)      (7,740,451)       (2,415,078)      (11,152,842)      (2,543,240)
                                               -------------    -------------     -------------   ---------------    -------------
Units Outstanding at December 31, 2006             7,581,869       38,010,553        11,360,944        71,759,942       24,211,376
                                               =============    =============     =============   ===============    =============

                                            JNL/                                                                         JNL/
                                         S&P Managed           JNL/                JNL/                JNL/         S&P Retirement
                                          Moderate        S&P Retirement      S&P Retirement      S&P Retirement        Income
                                      Growth Portfolio  2015 Portfolio (a)  2020 Portfolio (a)  2025 Portfolio (a)   Portfolio (a)
                                      ----------------  ------------------  ------------------  ------------------  --------------
Operations
   Net investment income (loss)        $  (2,687,665)      $   (29,773)        $   (10,081)         $  (3,542)        $   (54,490)
   Net realized gain (loss) on
      investments                         45,390,277            14,119               1,488              2,947              57,619
   Net change in unrealized
     appreciation (depreciation)
     on investments                       43,751,178           297,647             119,253             46,779             365,162
                                       -------------       -----------         -----------          ---------         -----------
Net increase (decrease) in net
   operations                             86,453,790           281,993             110,660             46,184             368,291
                                       -------------       -----------         -----------          ---------         -----------
Contract transactions (1)
   Purchase payments (Note 4)            209,123,473         2,694,991             896,220            748,396           6,066,234
   Surrenders and terminations           (78,168,091)          (20,320)            (18,964)           (30,680)           (199,125)
   Transfers between portfolios           18,696,648         1,611,554             859,242            176,120           1,985,127
   Net annuitization transactions             29,964                 -                   -                  -                   -
   Policyholder charges (Note 3)          (1,264,619)             (202)                (28)              (737)               (181)
                                       -------------       -----------         -----------          ---------         -----------
Net increase in net assets from
   contract transactions                 148,417,375         4,286,023           1,736,470            893,099           7,852,055
                                       -------------       -----------         -----------          ---------         -----------
Net increase (decrease) in net
   assets                                234,871,165         4,568,016           1,847,130            939,283           8,220,346

Net assets beginning of period           759,012,984                 -                   -                  -                   -
                                       -------------       -----------         -----------          ---------         -----------
Net assets end of period               $ 993,884,149       $ 4,568,016         $ 1,847,130          $ 939,283         $ 8,220,346
---------------------------------      =============       ===========         ===========          =========         ===========

(1) Contract unit transactions
Units Outstanding at December
   31, 2005                               58,758,309                 -                   -                  -                   -

      Units Issued                        20,750,137           455,460             177,680             99,990             948,624
      Units Redeemed                      (9,776,424)          (33,520)             (9,406)           (14,940)           (171,434)
                                       -------------       -----------         -----------          ---------         -----------
Units Outstanding at December
   31, 2006                               69,732,022           421,940             168,274             85,050             777,190
                                       =============       ===========         ===========          =========         ===========

(a) Commencement of operations January 17, 2006.

                   See notes to the financial statements.                     37

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                   JNL/          JNL/Select        JNL/Select           JNL/             JNL/
                                             Select Balanced       Global          Large Cap        Select Money     Select Value
                                                Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio    Portfolio
                                             ---------------  ----------------  ----------------  ----------------  --------------
Operations
   Net investment income (loss)               $   4,603,403     $  (1,277,537)    $  (2,158,815)    $   5,749,414    $   1,950,479
   Net realized gain (loss) on investments       10,499,708        (1,676,959)        1,571,592               440        8,075,562
   Net change in unrealized appreciation
      (depreciation) on investments              28,565,497        15,358,070         4,486,384              (439)      10,023,529
                                              -------------     -------------     -------------     -------------    -------------
Net increase (decrease) in net assets
   from operations                               43,668,608        12,403,574         3,899,161         5,749,415       20,049,570
                                              -------------     -------------     -------------     -------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                    43,395,129         4,759,407         8,240,362       151,646,946       29,478,947
   Surrenders and terminations                  (48,056,686)      (20,734,361)      (23,629,861)      (65,705,096)      (8,903,404)
   Transfers between portfolios                   3,379,175        (4,956,796)      (15,084,965)       27,279,771       45,813,020
   Net annuitization transactions                  (140,505)          (14,355)          (30,408)         (399,880)          68,931
   Policyholder charges (Note 3)                   (466,940)         (156,201)         (280,703)       (1,074,344)        (141,008)
                                              -------------     -------------     -------------     -------------    -------------
Net increase (decrease) in net assets
   from contract transactions                    (1,889,827)      (21,102,306)      (30,785,575)      111,747,397       66,316,486
                                              -------------     -------------     -------------     -------------    -------------
Net increase (decrease) in net assets            41,778,781        (8,698,732)      (26,886,414)      117,496,812       86,366,056

Net assets beginning of period                  371,851,340       117,922,159       165,960,733       129,697,204       79,287,855
                                              -------------     -------------     -------------     -------------    -------------
Net assets end of period                      $ 413,630,121     $ 109,223,427     $ 139,074,319     $ 247,194,016    $ 165,653,911
------------------------------------------    =============     =============     =============     =============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005           16,635,149         6,149,342         7,241,214        10,932,578        4,555,238

      Units Issued                                2,925,183           455,468           706,373        28,652,663        4,489,771
      Units Redeemed                             (3,165,581)       (1,562,711)       (2,100,108)      (19,448,707)      (1,037,604)
                                              -------------     -------------     -------------     -------------    -------------
Units Outstanding at December 31, 2006           16,394,751         5,042,099         5,847,479        20,136,534        8,007,405
                                              =============     =============     =============     =============    =============

                                               JNL/T. Rowe        JNL/T. Rowe          JNL/          JNL/Western     JNL/Western
                                            Price Established    Price Mid-Cap    T. Rowe Price      High Yield        Strategic
                                             Growth Portfolio  Growth Portfolio  Value Portfolio   Bond Portfolio   Bond Portfolio
                                            -----------------  ----------------  ---------------   --------------   --------------
Operations
   Net investment income (loss)               $  (3,736,541)     $  (2,752,081)   $    (732,985)    $  14,216,016    $  (3,280,179)
   Net realized gain (loss) on investments       20,934,763         51,936,124       30,700,016        (1,531,901)        (493,495)
   Net change in unrealized appreciation
      (depreciation) on investments              22,496,691        (29,610,098)      18,002,785         7,950,104       10,636,386
                                              -------------      -------------    -------------     -------------    -------------
Net increase (decrease) in net assets from
   operations                                    39,694,913         19,573,945       47,969,816        20,634,219        6,862,712
                                              -------------      -------------    -------------     -------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                    30,761,377         56,169,615       37,600,243        49,278,595       58,520,622
   Surrenders and terminations                  (44,477,462)       (47,065,968)     (24,620,754)      (27,125,374)     (20,711,795)
   Transfers between portfolios                  (4,498,443)       (13,039,056)       8,673,615        32,174,295       19,477,766
   Net annuitization transactions                  (124,809)            (7,214)        (133,851)           16,205          (52,726)
   Policyholder charges (Note 3)                   (490,393)          (537,253)        (327,921)         (352,214)        (242,668)
                                              -------------      -------------    -------------     -------------    -------------
Net increase (decrease) in net assets from
   contract transactions                        (18,829,730)        (4,479,876)      21,191,332        53,991,507       56,991,199
                                              -------------      -------------    -------------     -------------    -------------
Net increase (decrease) in net assets            20,865,183         15,094,069       69,161,148        74,625,726       63,853,911

Net assets beginning of period                  345,756,304        380,759,492      254,751,384       209,498,579      187,198,601
                                              -------------      -------------    -------------     -------------    -------------
Net assets end of period                      $ 366,621,487      $ 395,853,561    $ 323,912,532     $ 284,124,305    $ 251,052,512
------------------------------------------    =============      =============    =============     =============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005           14,267,380         11,678,338       18,572,842        17,806,749       10,244,424

      Units Issued                                2,070,913          2,521,711        4,953,646        10,171,331        5,407,127
      Units Redeemed                             (2,986,261)        (2,920,173)      (3,498,455)       (6,439,578)      (2,308,545)
                                              -------------      -------------    -------------     -------------    -------------
Units Outstanding at December 31, 2006           13,352,032         11,279,876       20,028,033        21,538,502       13,343,006
                                              =============      =============    =============     =============    =============

                    See notes to the financial statements.                    38

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                               JNL/Western
                                             U.S. Government
                                               & Quality
                                             Bond Portfolio
                                             ---------------
Operations
   Net investment income (loss)               $  (2,585,339)
   Net realized gain (loss) on investments       (1,720,470)
   Net change in unrealized appreciation
   (depreciation) on investments                  7,172,678
                                              -------------
Net increase (decrease) in net assets from
   operations                                     2,866,869
                                              -------------
Contract transactions (1)
   Purchase payments (Note 4)                    21,479,658
   Surrenders and terminations                  (23,200,659)
   Transfers between portfolios                  (1,906,950)
   Net annuitization transactions                    32,917
   Policyholder charges (Note 3)                   (254,850)
                                              -------------
Net increase (decrease) in net assets from
   contract transactions                         (3,849,884)
                                              -------------
Net increase (decrease) in net assets              (983,015)

Net assets beginning of period                  168,504,357
                                              -------------
Net assets end of period                      $ 167,521,342
------------------------------------------    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005           11,097,877

      Units Issued                                2,955,819
      Units Redeemed                             (3,225,538)
                                              -------------
Units Outstanding at December 31, 2006           10,828,158
                                              =============

                    See notes to the financial statements.                    39

Jackson National Separate Account I
Notes to Financial Statements

Note 1 - Organization

Jackson National Life Insurance Company ("Jackson") established Jackson National Separate Account I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions for the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained ninety-three (93) Portfolios during 2007, but currently contains eighty-six (86) Portfolios as of December 31, 2007, each of which invests in the following mutual funds ("Funds"):

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund(1)
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/MCM 10 x 10 Fund*
JNL/MCM Bond Index Fund*
JNL/MCM Enhanced S&P 500 Stock Index Fund*
JNL/MCM Index 5 Fund*
JNL/MCM International Index Fund*
JNL/MCM S&P 400 MidCap Index Fund*
JNL/MCM S&P 500 Index Fund*
JNL/MCM Small Cap Index Fund*
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund(1)
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Value Equity Fund
JNL/Putnam Midcap Growth Fund(1)
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Growth Retirement Strategy Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Moderate Growth Retirement Strategy Fund
JNL/S&P Moderate Retirement Strategy Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Retirement Income Fund
JNL/S&P Total Yield Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T.Rowe Price Established Growth Fund
JNL/T.Rowe Price Mid-Cap Growth Fund
JNL/T.Rowe Price Value Fund

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 1 - Organization (continued)

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------

JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Dow(SM) 10 Fund*
JNL/MCM Dow(SM) Dividend Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Global 15 Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Nasdaq(R) 25 Fund*
JNL/MCM NYSE International 25 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM S&P(R) 10 Fund*
JNL/MCM S&P(R) 24 Fund*
JNL/MCM S&P(R) SMid 60 Fund*
JNL/MCM Select Small-Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Value Line(R) 30 Fund*
JNL/MCM VIP Fund*

--------------------------------------------------------------------------------
                            Variable Insurance Funds
--------------------------------------------------------------------------------

Fifth Third Balanced VIP Fund(3)
Fifth Third Disciplined Value VIP Fund(3)
Fifth Third Mid Cap VIP Fund(3)
Fifth Third Quality Growth VIP Fund(3)

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2007, the following acquisitions were accomplished at no cost to the contract owners:

------------------------------------------------------------------------------------------------------------------------------------
ACQUIRED PORTFOLIO                                 ACQUIRING PORTFOLIO                                         EFFECTIVE DATE
------------------------------------------------------------------------------------------------------------------------------------
JNL/Alger Growth Fund                              JNL/T.Rowe Price Established Growth Fund                    April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Growth Fund                        JNL/T.Rowe Price Established Growth Fund                    April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Fund                      JNL/FI Mid-Cap Equity Fund                                  November 30,2007
------------------------------------------------------------------------------------------------------------------------------------

During the year ended December 31, 2007, the following Funds changed names:

------------------------------------------------------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME                               CURRENT PORTFOLIO NAME                                      EFFECTIVE DATE
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Value Equity Fund                       JNL/PPM America Value Equity Fund(2)                        January 16, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR Mid-Cap Equity Fund                        JNL/FI Mid-Cap Equity Fund                                  April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR Balanced Fund                              JNL/FI Balanced Fund                                        April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western High Yield Bond Fund                   JNL/PPM America High Yield Bond Fund(2)                     April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western Strategic Bond Fund                    JNL/Goldman Sachs Core Plus Bond Fund(2)                    April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western U.S. Government & Quality Bond Fund    JNL/JPMorgan U.S. Government & Quality Bond Fund(2)         April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM Nasdaq 15 Fund*                            JNL/MCM Nasdaq 25 Fund*                                     December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM Value Line 25 Fund*                        JNL/MCM Value Line 30 Fund*                                 December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FI Balanced Fund                               JNL/Capital Guardian Global Balanced Fund(2)                December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FI Mid-Cap Equity Fund                         JNL/JPMorgan MidCap Growth Fund(2)                          December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan International Equity Fund             JNL/AIM International Growth Fund(2)                        December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Equity Fund                             JNL/PPM America Core Equity Fund(2)                         December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Select Global Growth Fund                      JNL/Capital Guardian Global Diversified Research Fund(2)    December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Select Large Cap Growth Fund                   JNL/Capital Guardian U.S. Growth Equity Fund(2)             December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------

(1)   These funds are no longer available as of December 31, 2007.

(2)   These name changes are due to changes in sub-advisors.

(3) On October 12, 2007, these funds were closed. All remaining assets were transferred to the JNL/Select Money Market Fund.

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

      The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes

      The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 2 - Significant Accounting Policies (continued)

New Accounting Pronouncement

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for future periods.

Note 3 - Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

      Contract Maintenance Charge

      An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2007 and 2006, contract maintenance charges were assessed in the amount of $4,031,655 and $3,411,936, respectively.

      Transfer Fee Charge

      A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
      Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from the amount transferred prior to the allocation to a different portfolio. For the years ended December 31, 2007 and 2006, transfer fee charges were assessed in the amount of $13,285 and $13,545, respectively.

      Surrender or Contingent Deferred Sales Charge

      During the first three to seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals. For the years ended December 31, 2007 and 2006, surrender charges were assessed in the amount of $24,796,391 and $16,200,921, respectively.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 - Policy Charges (continued)

      Optional Benefit Charges

      Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% - 0.84%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base. The charge will be deducted each calendar quarter from the contract value by redeeming units.

      Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% - 1.02%, depending on the product, of the Guaranteed Value (GV). The charge will be deducted each calendar quarter from the contract value by redeeming units.

      Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.71%, depending on the product. Jackson reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.75%. The charge will be deducted each calendar quarter from the contract value by redeeming units.

Asset-based Charges

      Insurance Charges

      Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administrating the Separate Account and its contracts and is assessed through the unit value calculation.

      Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

      Optional Benefit Charges

      Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% - 0.45%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios.

      Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner's allocations to the portfolios. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.695%.

      Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios.

      20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% - 0.40% on an annual basis of the average daily net assets value of the contract owner's allocations to the portfolios.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 - Policy Charges (continued)

Asset-based Charges (continued)

      Optional Benefit Charges (continued)

      Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.15% - 0.80% on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes

      Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 - Related Party Transactions

      For contract enhancement benefits related to the optional benefits offered, Jackson contributed $94,185,834 and $55,633,702 to the Separate Account in the form of additional premium to contract owners' accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 - Purchases and Sales of Investments

      For the year ended December 31, 2007, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

                                                                            Proceeds
                                                        Purchases          from Sales
                                                        --------------   --------------
JNL/AIM International Growth Fund                       $  119,377,826   $   60,035,604
JNL/AIM Large Cap Growth Fund                              145,077,381       54,127,158
JNL/AIM Real Estate Fund                                   196,634,936      173,066,915
JNL/AIM Small Cap Growth Fund                               42,549,013       22,292,490
JNL/Alger Growth Fund                                        7,085,193      150,139,589
JNL/Capital Guardian Global Balanced Fund                   87,865,417       53,903,145
JNL/Capital Guardian Global Diversified Research Fund       66,957,621       40,429,342
JNL/Capital Guardian International Small Cap Fund            1,975,348            4,316
JNL/Capital Guardian U.S. Growth Equity Fund                45,717,467       44,968,998
JNL/Credit Suisse Global Natural Resources Fund            322,759,002       52,173,661
JNL/Credit Suisse Long/Short Fund                           24,862,010        6,210,828
JNL/Eagle Core Equity Fund                                  26,999,984       24,195,294
JNL/Eagle SmallCap Equity Fund                             138,770,418       71,463,498
JNL/Franklin Templeton Founding Strategy Fund              954,527,198      174,433,016
JNL/Franklin Templeton Global Growth Fund                   68,312,006       19,783,624
JNL/Franklin Templeton Income Fund                         274,145,447       70,150,923
JNL/Franklin Templeton Mutual Shares Fund                   92,772,342       19,838,712
JNL/Franklin Templeton Small Cap Value Fund                 53,876,463       34,694,191
JNL/Goldman Sachs Core Plus Bond Fund                      162,738,937       93,951,998
JNL/Goldman Sachs Mid Cap Value Fund                        87,636,973       49,644,010
JNL/Goldman Sachs Short Duration Bond Fund                 104,815,703       65,072,832
JNL/JPMorgan International Value Fund                      285,442,050      186,077,740
JNL/JPMorgan MidCap Growth Fund                             57,985,823       46,297,227
JNL/JPMorgan U.S. Government & Quality Bond Fund            96,318,919       77,452,333
JNL/Lazard Emerging Markets Fund                           254,283,732       63,999,166
JNL/Lazard Mid Cap Value Fund                              166,140,364       93,999,643
JNL/Lazard Small Cap Value Fund                             48,850,189       46,254,209
JNL/MCM 10 x 10 Fund                                        79,033,395       25,633,687
JNL/MCM Bond Index Fund                                    158,112,492       91,530,028
JNL/MCM Enhanced S&P 500 Stock Index Fund                   52,292,942       39,219,775
JNL/MCM Index 5 Fund                                        37,524,416        9,474,485
JNL/MCM International Index Fund                           255,757,666      186,346,187
JNL/MCM S&P 400 MidCap Index Fund                          208,828,412      136,972,006
JNL/MCM S&P 500 Index Fund                                 191,226,460      148,636,862
JNL/MCM Small Cap Index Fund                               146,562,372      111,860,485
JNL/Oppenheimer Global Growth Fund                          89,253,299       70,019,114
JNL/Oppenheimer Growth Fund                                 19,505,055       43,141,869
JNL/PIMCO Real Return Fund                                  98,006,554       25,543,665
JNL/PIMCO Total Return Bond Fund                           290,306,593      142,144,214
JNL/PPM America Core Equity Fund                             7,052,857       28,512,331
JNL/PPM America High Yield Bond Fund                       234,850,121      223,954,659
JNL/PPM America Value Equity Fund                           19,756,252       48,427,809
JNL/Putnam Midcap Growth Fund                               11,304,780       43,053,737
JNL/S&P 4 Fund                                              22,306,425           69,561
JNL/S&P Competitive Advantage Fund                           6,302,458           27,145
JNL/S&P Disciplined Growth Fund                             16,503,849          854,631
JNL/S&P Disciplined Moderate Fund                           37,427,992        4,298,239
JNL/S&P Disciplined Moderate Growth Fund                    44,490,113        6,309,702
JNL/S&P Dividend Income & Growth Fund                          743,201            1,155
JNL/S&P Growth Retirement Strategy Fund                        842,308           31,764
JNL/S&P Intrinsic Value Fund                                11,926,478           38,942
JNL/S&P Managed Aggressive Growth Fund                     146,266,150      157,422,986
JNL/S&P Managed Conservative Fund                          222,277,522      108,913,949
JNL/S&P Managed Growth Fund                                351,455,141      248,100,076
JNL/S&P Managed Moderate Fund                              297,432,609      110,171,048
JNL/S&P Managed Moderate Growth Fund                       518,255,326      263,338,547
JNL/S&P Moderate Growth Retirement Strategy Fund               854,346          172,126
JNL/S&P Moderate Retirement Strategy Fund                      318,880           18,165
JNL/S&P Retirement 2015 Fund                                13,520,604        2,771,891
JNL/S&P Retirement 2020 Fund                                 7,407,967        1,134,214
JNL/S&P Retirement 2025 Fund                                 4,676,305          977,426
JNL/S&P Retirement Income Fund                              24,985,881        5,049,156
JNL/S&P Total Yield Fund                                     3,319,702           25,803
JNL/Select Balanced Fund                                   210,434,301      129,730,047
JNL/Select Money Market Fund                             1,279,799,657      908,999,121
JNL/Select Value Fund                                      147,581,573       92,843,584
JNL/T.Rowe Price Established Growth Fund                   333,497,764      146,853,122
JNL/T.Rowe Price Mid-Cap Growth Fund                       243,631,149      141,570,353
JNL/T.Rowe Price Value Fund                                195,835,933      126,871,024

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 - Purchases and Sales of Investments (continued)

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------

                                                                            Proceeds
                                                        Purchases          from Sales
                                                        --------------   --------------
JNL/MCM 25 Fund                                         $  242,818,619   $  215,456,912
JNL/MCM Communications Sector Fund                          97,067,116       63,562,958
JNL/MCM Consumer Brands Sector Fund                         22,473,191       25,067,743
JNL/MCM Dow 10 Fund                                        275,190,178      316,855,454
JNL/MCM Dow Dividend Fund                                  318,432,958      170,939,387
JNL/MCM Financial Sector Fund                               50,473,298       51,220,616
JNL/MCM Global 15 Fund                                     502,419,850      435,297,738
JNL/MCM Healthcare Sector Fund                              84,493,545       61,399,499
JNL/MCM JNL 5 Fund                                       2,944,053,920    1,148,363,709
JNL/MCM JNL Optimized 5 Fund                               335,906,994       51,938,757
JNL/MCM Nasdaq 25 Fund                                      81,250,461       53,475,061
JNL/MCM NYSE International 25 Fund                          73,954,126       11,627,176
JNL/MCM Oil & Gas Sector Fund                              317,479,256      231,073,279
JNL/MCM S&P 10 Fund                                        260,655,761      271,396,892
JNL/MCM S&P 24 Fund                                         16,092,562       12,307,534
JNL/MCM S&P SMid 60 Fund                                    45,578,155        9,579,845
JNL/MCM Select Small-Cap Fund                              290,350,710      224,735,760
JNL/MCM Technology Sector Fund                              89,589,174       55,439,071
JNL/MCM Value Line 30 Fund                                 512,505,733      395,859,048
JNL/MCM VIP Fund                                           182,215,034      203,110,613

--------------------------------------------------------------------------------
                            Variable Insurance Funds
--------------------------------------------------------------------------------

                                                                            Proceeds
                                                        Purchases          from Sales
                                                        --------------   --------------
Fifth Third Balanced VIP Fund                           $      147,946   $      285,377
Fifth Third Disciplined Value VIP Fund                       2,828,399        9,141,624
Fifth Third Mid Cap VIP Fund                                 1,484,025        3,743,528
Fifth Third Quality Growth VIP Fund                          2,271,452        7,568,540

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights

The following is a summary for each period in the five year period ended December 31, 2007 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.

                                    Fifth Third         Fifth Third        Fifth Third        Fifth Third          JNL/AIM
                                      Balanced       Disciplined Value       Mid Cap         Quality Growth     International
                                  VIP Portfolio(b)    VIP Portfolio(b)   VIP Portfolio(b)   VIP Portfolio(b)   Growth Portfolio
                                  ----------------   -----------------   ----------------   ----------------   ----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 12.985246        $ 18.164526         $ 18.123573        $  8.044607        $ 14.019714
   Total Return *                         6.45%              6.12%              11.98%             16.44%              5.54%
   Ratio of Expenses **                   3.16%              3.41%               3.41%              3.41%              3.91%

Period ended December 31, 2006

   Unit Value                      $ 12.198984        $ 17.116518         $ 16.184937        $  6.908989        $ 13.283412
   Total Return *                         3.93%***          16.36%               6.36%              1.25%             17.90%
   Ratio of Expenses **                   3.16%              3.41%               3.41%              3.41%              3.91%

Period ended December 31, 2005

   Unit Value                      $ 11.782942        $ 14.710224         $ 15.216546        $  6.823488        $ 11.267140
   Total Return *                        -0.53%              2.88%               6.32%              2.53%              3.64%***
   Ratio of Expenses **                   2.41%              3.41%               3.41%              3.41%              3.91%

Period ended December 31, 2004

   Unit Value                      $ 11.845398        $ 14.298550         $ 14.311708        $  6.655426        $ 11.064433
   Total Return *                         3.49%***           7.80%***            5.24%***           3.96%***           9.87%***
   Ratio of Expenses **                   2.41%              3.41%               3.41%              3.41%              3.45%

Period ended December 31, 2003

   Unit Value                              n/a                n/a                 n/a                n/a        $ 10.270368
   Total Return *                          n/a                n/a                 n/a                n/a               6.68%***
   Ratio of Expenses **                    n/a                n/a                 n/a                n/a               2.96%

                                                                                                                    JNL/Capital
                                       JNL/AIM            JNL/AIM            JNL/AIM                              Guardian Global
                                      Large Cap         Real Estate         Small Cap            JNL/Alger           Balanced
                                  Growth Portfolio      Portfolio(c)     Growth Portfolio   Growth Portfolio(a)      Portfolio
                                  ----------------   -----------------   ----------------   -------------------   ---------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 12.418859        $ 12.284252         $ 13.881145         $ 17.156448         $ 10.657491
   Total Return *                        11.47%            -18.12%              -2.85%***            7.92%               3.85%
   Ratio of Expenses **                   3.75%              3.71%               3.51%               3.45%               3.86%

Period ended December 31, 2006

   Unit Value                      $ 11.141032        $ 15.003152         $ 12.952147         $ 15.897582         $ 10.262688
   Total Return *                         3.90%             31.43%              10.62%               1.41%               6.60%
   Ratio of Expenses **                   3.75%              3.71%               3.45%               3.45%               3.86%

Period ended December 31, 2005

   Unit Value                      $ 10.722972        $ 11.415702         $ 11.709139         $ 15.676069         $  9.626865
   Total Return *                         3.30%              0.00%***            4.75%               8.51%               5.93%
   Ratio of Expenses **                   3.75%              3.71%               3.45%               3.45%               3.86%

Period ended December 31, 2004

   Unit Value                      $ 10.380847                n/a         $ 11.177826         $ 14.447148         $  9.087874
   Total Return *                         4.65%***            n/a                2.35%***            0.32%***            6.75%***
   Ratio of Expenses **                   3.75%               n/a                3.45%               3.45%               3.86%

Period ended December 31, 2003

   Unit Value                      $  9.979643                n/a         $ 10.957129         $ 14.885250         $  8.938991
   Total Return *                         2.79%***            n/a                9.40%***            9.75%***            5.61%***
   Ratio of Expenses **                   2.91%               n/a                2.91%               2.91%               2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of 4/27/07.

(b) For 2007, the period is from January 1, 2007 through liquidation October 12, 2007. Unit values disclosed are as of 10/12/07.

(c)   Commencement of operations May 2, 2005.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                    Fifth Third         Fifth Third        Fifth Third        Fifth Third          JNL/AIM
                                      Balanced       Disciplined Value       Mid Cap         Quality Growth     International
                                  VIP Portfolio(b)    VIP Portfolio(b)   VIP Portfolio(b)   VIP Portfolio(b)   Growth Portfolio
                                  ----------------   -----------------   ----------------   ----------------   ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 14.280302        $ 20.343790         $ 20.297497        $ 9.299272         $ 20.253728
   Total Return *                         8.06%              7.94%              13.90%            18.43%               8.68%
   Ratio of Expenses **                   1.25%              1.25%               1.25%             1.25%               1.00%

Period ended December 31, 2006

   Unit Value                      $ 13.215690        $ 18.847190         $ 17.821040        $ 7.852031         $ 18.636415
   Total Return *                         7.66%             18.89%               8.68%             3.46%              21.37%
   Ratio of Expenses **                   1.25%              1.25%               1.25%             1.25%               1.00%

Period ended December 31, 2005

   Unit Value                      $ 12.275947        $ 15.852385         $ 16.397673        $ 7.589596         $ 15.355109
   Total Return *                         0.75%              5.12%               8.64%             4.76%               9.59%
   Ratio of Expenses **                   1.25%              1.25%               1.25%             1.25%               1.00%

Period ended December 31, 2004

   Unit Value                      $ 12.183991        $ 15.080382         $ 15.093897        $ 7.244899         $ 14.011462
   Total Return *                         4.71%***          11.92%***            6.22%***          3.68%***           15.18%
   Ratio of Expenses **                   1.25%              1.25%               1.25%             1.25%               1.00%

Period ended December 31, 2003

   Unit Value                              n/a                n/a                 n/a               n/a         $ 12.164594
   Total Return *                          n/a                n/a                 n/a               n/a               16.60%***
   Ratio of Expenses **                    n/a                n/a                 n/a               n/a                1.00%

                                                                                                                    JNL/Capital
                                       JNL/AIM            JNL/AIM            JNL/AIM                              Guardian Global
                                      Large Cap         Real Estate         Small Cap            JNL/Alger           Balanced
                                  Growth Portfolio      Portfolio(c)     Growth Portfolio   Growth Portfolio(a)      Portfolio
                                  ----------------   -----------------   ----------------   -------------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 14.717475         $ 13.204592        $ 16.208684         $ 22.760029         $ 13.271782
   Total Return *                        14.59%             -15.86%             10.26%               8.78%               6.88%
   Ratio of Expenses **                   1.00%               1.00%              1.00%               1.00%               1.00%

Period ended December 31, 2006

   Unit Value                      $ 12.843047         $ 15.693623        $ 14.700524         $ 20.922199         $ 12.417826
   Total Return *                         6.79%              35.03%             13.35%               3.92%               9.69%
   Ratio of Expenses **                   1.00%               1.00%              1.00%               1.00%               1.00%

Period ended December 31, 2005

   Unit Value                      $ 12.026701         $ 11.622681        $ 12.968937         $ 20.132698         $ 11.320907
   Total Return *                         6.17%               8.19%***           7.34%              11.19%               9.00%
   Ratio of Expenses **                   1.00%               1.00%              1.00%               1.00%               1.00%

Period ended December 31, 2004

   Unit Value                      $ 11.327999                 n/a        $ 12.081613         $ 18.106523         $ 10.386549
   Total Return *                         7.15%***             n/a               3.13%***           -2.18%***            6.66%***
   Ratio of Expenses **                   1.00%                n/a               1.00%               1.00%               1.00%

Period ended December 31, 2003

   Unit Value                      $ 10.368162                 n/a        $ 11.382319         $ 17.200539         $  9.535089
   Total Return *                        28.54%                n/a              36.85%              33.74%              12.43%
   Ratio of Expenses **                   1.15%                n/a               1.15%               1.15%               1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of 4/27/07.

(b) For 2007, the period is from January 1, 2007 through liquidation October 12, 2007. Unit values disclosed are as of 10/12/07.

(c)   Commencement of operations May 2, 2005.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                         Fifth Third         Fifth Third        Fifth Third        Fifth Third          JNL/AIM
                                           Balanced       Disciplined Value       Mid Cap         Quality Growth     International
                                       VIP Portfolio(b)    VIP Portfolio(b)   VIP Portfolio(b)   VIP Portfolio(b)   Growth Portfolio
                                       ----------------   -----------------   ----------------   ----------------   ----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)                $    -            $     -             $     -            $     -           $ 203,285
   Units Outstanding (in thousands)              -                  -                   -                  -              10,936
   Investment Income Ratio *                  1.65%              3.44%               1.09%              3.89%               1.65%

Period ended December 31, 2006

   Net Assets (in thousands)                $  146            $ 8,023             $ 3,120            $ 6,025           $ 132,458
   Units Outstanding (in thousands)             11                434                 179                789               7,662
   Investment Income Ratio *                  2.52%              3.12%               0.03%              0.80%               1.62%

Period ended December 31, 2005

   Net Assets (in thousands)                $  139            $ 6,339             $ 2,722            $ 5,255           $  88,044
   Units Outstanding (in thousands)             11                406                 169                709               6,119
   Investment Income Ratio *                  1.68%              1.35%               0.10%              0.03%               1.75%

Period ended December 31, 2004

   Net Assets (in thousands)                $  123            $ 3,841             $ 1,691            $ 3,316           $  78,422
   Units Outstanding (in thousands)             10                257                 113                466               5,920
   Investment Income Ratio *                  0.64%              0.50%               0.00%              0.00%               1.27%

Period ended December 31, 2003

   Net Assets (in thousands)                   n/a                n/a                 n/a                n/a           $  81,746
   Units Outstanding (in thousands)            n/a                n/a                 n/a                n/a               7,056
   Investment Income Ratio *                   n/a                n/a                 n/a                n/a                1.69%

                                                                                                                       JNL/Capital
                                          JNL/AIM            JNL/AIM            JNL/AIM                              Guardian Global
                                          Large Cap        Real Estate         Small Cap            JNL/Alger           Balanced
                                      Growth Portfolio     Portfolio(c)     Growth Portfolio   Growth Portfolio(a)      Portfolio
                                      ----------------   ----------------   ----------------   -------------------   ---------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)             $ 193,899          $ 134,186           $ 69,218            $       -           $ 183,983
   Units Outstanding (in thousands)         13,729             10,355              4,448                    -              14,528
   Investment Income Ratio *                  0.57%              2.77%              0.34%                0.20%               2.54%

Period ended December 31, 2006

   Net Assets (in thousands)             $  89,484          $ 151,821           $ 47,863            $ 131,911           $ 151,521
   Units Outstanding (in thousands)          7,210              9,795              3,368                6,621              12,674
   Investment Income Ratio *                  0.02%              1.51%              0.00%                0.02%               0.93%

Period ended December 31, 2005

   Net Assets (in thousands)             $  77,265          $  23,177           $ 45,043            $ 157,540           $ 118,850
   Units Outstanding (in thousands)          6,605              2,005              3,570                8,153              10,813
   Investment Income Ratio *                  0.04%              0.00%              0.00%                0.10%               0.01%

Period ended December 31, 2004

   Net Assets (in thousands)             $  63,173                n/a           $ 39,024            $ 165,724           $  97,768
   Units Outstanding (in thousands)          5,689                n/a              3,293                9,468               9,610
   Investment Income Ratio *                  0.00%               n/a               0.00%                0.01%               1.33%

Period ended December 31, 2003

   Net Assets (in thousands)             $  33,754                n/a           $ 40,305            $ 191,213           $  85,632
   Units Outstanding (in thousands)          3,286                n/a              3,572               11,287               9,046
   Investment Income Ratio *                  0.00%               n/a               0.00%                0.00%               1.59%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007.

(b) For 2007, the period is from January 1, 2007 through liquidation October 12, 2007.

(c)   Commencement of operations May 2, 2005.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                     JNL/Capital          JNL/Capital         JNL/Capital     JNL/Credit Suisse         JNL/
                                   Guardian Global         Guardian          Guardian U.S.     Global Natural      Credit Suisse
                                     Diversified      International Small    Growth Equity        Resources          Long/Short
                                 Research Portfolio     Cap Portfolio(b)       Portfolio         Portfolio(a)       Portfolio(a)
                                 ------------------   -------------------   ---------------   -----------------   ---------------
Highest expense ratio
Period ended December 31, 2007

   Unit Value                      $ 22.719950           $ 9.848527         $ 23.335999        $ 13.428198        $ 10.538002
   Total Return *                        16.05%               -1.51%***            6.03%             -3.84%***           3.69%***
   Ratio of Expenses **                   3.86%               2.845%               3.41%              3.61%              3.05%

Period ended December 31, 2006

   Unit Value                      $ 19.577115                  n/a         $ 22.007930                n/a                n/a
   Total Return *                         9.03%                 n/a                1.11%               n/a                n/a
   Ratio of Expenses **                   3.86%                 n/a                3.41%               n/a                n/a

Period ended December 31, 2005

   Unit Value                      $ 17.956055                  n/a         $ 21.766740                n/a                n/a
   Total Return *                        -1.94%                 n/a                5.48%***            n/a                n/a
   Ratio of Expenses **                   3.86%                 n/a                3.41%               n/a                n/a

Period ended December 31, 2004

   Unit Value                      $ 18.310425                  n/a         $ 21.933995                n/a                n/a
   Total Return *                         8.68%***              n/a                6.28%***            n/a                n/a
   Ratio of Expenses **                   3.86%                 n/a                3.21%               n/a                n/a

Period ended December 31, 2003

   Unit Value                      $ 17.266421                  n/a         $ 20.815659                n/a                n/a
   Total Return *                        22.25%                 n/a                4.49%***            n/a                n/a
   Ratio of Expenses **                   1.40%                 n/a                2.91%               n/a                n/a

                                                                                             JNL/Franklin
                                    JNL/Eagle         JNL/Eagle          JNL/Franklin          Templeton         JNL/Franklin
                                   Core Equity     SmallCap Equity     Templeton Founding    Global Growth         Templeton
                                    Portfolio         Portfolio      Strategy Portfolio(a)    Portfolio(a)    Income Portfolio(c)
                                 ---------------   ---------------   ---------------------   --------------   -------------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                    $ 15.359991       $ 19.503996           $ 9.775729          $ 9.721359         $ 10.536430
   Total Return *                      -2.79%             7.77%               -6.46%***           -5.91%***           -1.73%
   Ratio of Expenses **                 3.40%             3.91%                3.31%               3.61%               3.56%

Period ended December 31, 2006

   Unit Value                    $ 15.801623       $ 18.097518                  n/a                 n/a         $ 10.722272
   Total Return *                       8.60%            15.49%                 n/a                 n/a                4.10%***
   Ratio of Expenses **                 3.40%             3.91%                 n/a                 n/a                3.56%

Period ended December 31, 2005

   Unit Value                    $ 14.549938       $ 15.669951                  n/a                 n/a                 n/a
   Total Return *                      -0.07%            -0.24%***              n/a                 n/a                 n/a
   Ratio of Expenses **                 3.40%             3.91%                 n/a                 n/a                 n/a

Period ended December 31, 2004

   Unit Value                    $ 14.560445       $ 16.580951                  n/a                 n/a                 n/a
   Total Return *                       8.80%***         14.09%***              n/a                 n/a                 n/a
   Ratio of Expenses **                 3.40%             3.40%                 n/a                 n/a                 n/a

Period ended December 31, 2003

   Unit Value                    $ 14.684021       $ 14.965423                  n/a                 n/a                 n/a
   Total Return *                       4.67%***          3.95%***              n/a                 n/a                 n/a
   Ratio of Expenses **                 2.91%             2.91%                 n/a                 n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                     JNL/Capital          JNL/Capital         JNL/Capital     JNL/Credit Suisse         JNL/
                                   Guardian Global         Guardian          Guardian U.S.      Global Natural     Credit Suisse
                                     Diversified      International Small    Growth Equity        Resources          Long/Short
                                 Research Portfolio     Cap Portfolio(b)       Portfolio         Portfolio(a)       Portfolio(a)
                                 ------------------   -------------------   ---------------   -----------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 32.201914           $ 9.860527         $ 31.644131         $ 13.767720       $ 10.731355
   Total Return *                        19.32%***            -1.39%***            8.63%              14.25%***          6.45%***
   Ratio of Expenses **                   1.10%                1.25%               1.00%               1.00%             1.15%

Period ended December 31, 2006

   Unit Value                      $ 26.987965                  n/a         $ 29.129267                 n/a               n/a
   Total Return *                        12.65%                 n/a                3.57%                n/a               n/a
   Ratio of Expenses **                   1.15%                 n/a                1.00%                n/a               n/a

Period ended December 31, 2005

   Unit Value                      $ 23.956905                  n/a         $ 28.126118                 n/a               n/a
   Total Return *                         0.75%                 n/a                3.63%                n/a               n/a
   Ratio of Expenses **                   1.15%                 n/a                1.00%                n/a               n/a

Period ended December 31, 2004

   Unit Value                      $ 23.778364                  n/a         $ 27.141128                 n/a               n/a
   Total Return *                        10.40%***              n/a               10.56%                n/a               n/a
   Ratio of Expenses **                   1.15%                 n/a                1.00%                n/a               n/a

Period ended December 31, 2003

   Unit Value                      $ 17.266421                  n/a         $ 24.548717                 n/a               n/a
   Total Return *                        22.25%                 n/a               12.73%***             n/a               n/a
   Ratio of Expenses **                   1.40%                 n/a                1.00%                n/a               n/a

                                                                                             JNL/Franklin
                                    JNL/Eagle         JNL/Eagle          JNL/Franklin          Templeton        JNL/Franklin
                                   Core Equity     SmallCap Equity    Templeton Founding     Global Growth        Templeton
                                    Portfolio         Portfolio      Strategy Portfolio(a)    Portfolio(a)   Income Portfolio(c)
                                 ---------------   ---------------   ---------------------   -------------   -------------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                    $ 20.143014       $ 27.096246           $ 9.993973          $ 9.957514        $ 10.996249
   Total Return *                      -0.42%            10.97%               -1.17%***            2.11%**            0.83%
   Ratio of Expenses **                 1.00%             1.00%                1.00%               1.10%              1.00%

Period ended December 31, 2006

   Unit Value                    $ 20.228069       $ 24.417432                  n/a                 n/a        $ 10.908218
   Total Return *                      11.23%            18.89%                 n/a                 n/a              -0.02%***
   Ratio of Expenses **                 1.00%             1.00%                 n/a                 n/a               1.00%

Period ended December 31, 2005

   Unit Value                    $ 18.185242       $ 20.537083                  n/a                 n/a                n/a
   Total Return *                       2.35%             1.50%                 n/a                 n/a                n/a
   Ratio of Expenses **                 1.00%             1.00%                 n/a                 n/a                n/a

Period ended December 31, 2004

   Unit Value                    $ 17.767948       $ 20.232962                  n/a                 n/a                n/a
   Total Return *                       3.82%***         17.62%                 n/a                 n/a                n/a
   Ratio of Expenses **                 1.00%             1.00%                 n/a                 n/a                n/a

Period ended December 31, 2003

   Unit Value                    $ 16.695529       $ 17.202438                  n/a                 n/a                n/a
   Total Return *                      23.12%            13.51%***              n/a                 n/a                n/a
   Ratio of Expenses **                 1.15%             1.00%                 n/a                 n/a                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                          JNL/Capital         JNL/Capital        JNL/Capital    JNL/Credit Suisse        JNL/
                                        Guardian Global        Guardian         Guardian U.S.     Global Natural    Credit Suisse
                                          Diversified     International Small   Growth Equity       Resources         Long/Short
                                      Research Portfolio    Cap Portfolio(b)      Portfolio        Portfolio(a)      Portfolio(a)
                                      ------------------  -------------------  ---------------  -----------------  ---------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)              $ 155,406             $ 1,986          $ 151,626         $ 294,796         $ 19,247
   Units Outstanding (in thousands)           5,770                 202              5,756            21,577            1,804
   Investment Income Ratio *                   0.71%               0.00%              0.00%             0.00%            0.00%

Period ended December 31, 2006

   Net Assets (in thousands)              $ 109,223                 n/a          $ 139,074               n/a              n/a
   Units Outstanding (in thousands)           5,042                 n/a              5,847               n/a              n/a
   Investment Income Ratio *                   0.30%                n/a               0.00%              n/a              n/a

Period ended December 31, 2005

   Net Assets (in thousands)              $ 117,922                 n/a          $ 165,961               n/a              n/a
   Units Outstanding (in thousands)           6,149                 n/a              7,241               n/a              n/a
   Investment Income Ratio *                   0.50%                n/a               0.00%              n/a              n/a

Period ended December 31, 2004

   Net Assets (in thousands)              $ 142,752                 n/a          $ 204,976               n/a              n/a
   Units Outstanding (in thousands)           7,517                 n/a              9,239               n/a              n/a
   Investment Income Ratio *                   0.00%                n/a               0.00%              n/a              n/a

Period ended December 31, 2003

   Net Assets (in thousands)              $ 162,665                 n/a          $ 201,383               n/a              n/a
   Units Outstanding (in thousands)           9,421                 n/a             10,130               n/a              n/a
   Investment Income Ratio *                   0.00%                n/a               0.00%              n/a              n/a

                                                                                                 JNL/Franklin
                                        JNL/Eagle         JNL/Eagle          JNL/Franklin          Templeton        JNL/Franklin
                                       Core Equity     SmallCap Equity    Templeton Founding     Global Growth        Templeton
                                        Portfolio         Portfolio      Strategy Portfolio(a)    Portfolio(a)   Income Portfolio(c)
                                     ---------------   ---------------   ---------------------   -------------   -------------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)            $ 70,254          $ 159,201            $ 762,485           $ 47,195           $ 252,304
   Units Outstanding (in thousands)        3,735              6,378               76,812              4,766              23,215
   Investment Income Ratio *                1.88%              2.39%                0.00%              1.28%               4.81%

Period ended December 31, 2006

   Net Assets (in thousands)            $ 78,068          $ 104,070                  n/a                n/a           $  58,428
   Units Outstanding (in thousands)        4,109              4,595                  n/a                n/a               5,381
   Investment Income Ratio *                0.02%              0.00%                 n/a                n/a                5.07%

Period ended December 31, 2005

   Net Assets (in thousands)            $ 80,193          $  80,053                  n/a                n/a                 n/a
   Units Outstanding (in thousands)        4,663              4,181                  n/a                n/a                 n/a
   Investment Income Ratio *                0.87%              0.00%                 n/a                n/a                 n/a

Period ended December 31, 2004

   Net Assets (in thousands)            $ 84,921          $  92,613                  n/a                n/a                 n/a
   Units Outstanding (in thousands)        5,023              4,880                  n/a                n/a                 n/a
   Investment Income Ratio *                0.74%              0.00%                 n/a                n/a                 n/a

Period ended December 31, 2003

   Net Assets (in thousands)            $ 80,208          $  81,155                  n/a                n/a                 n/a
   Units Outstanding (in thousands)        4,960              5,010                  n/a                n/a                 n/a
   Investment Income Ratio *                0.76%              0.00%                 n/a                n/a                 n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                          JNL/Franklin            JNL/               JNL/                 JNL/
                                     JNL/Franklin           Templeton        Goldman Sachs      Goldman Sachs        Goldman Sachs
                                  Templeton Mutual          Small Cap          Core Plus            Mid Cap          Short Duration
                                 Shares Portfolio(a)   Value Portfolio(b)    Bond Portfolio   Value Portfolio(b)   Bond Portfolio(c)
                                 -------------------   ------------------   ---------------   ------------------   -----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 9.723155            $ 10.980404        $ 14.950410        $ 12.208730          $ 10.243295
   Total Return *                       -8.10%***              -9.76%              2.88%             -1.17%                0.45%***
   Ratio of Expenses **                 3.145%                  3.91%              3.91%              3.91%                3.21%

Period ended December 31, 2006

   Unit Value                             n/a            $ 12.167333        $ 14.532441        $ 12.353358          $ 10.109623
   Total Return *                         n/a                  13.21%              0.68%             11.30%                0.37%***
   Ratio of Expenses **                   n/a                   3.91%              3.91%              3.91%                2.96%

Period ended December 31, 2005

   Unit Value                             n/a            $ 10.747716        $ 14.434635        $ 11.098693                  n/a
   Total Return *                         n/a                   0.89%***          -0.25%***          -0.85%***              n/a
   Ratio of Expenses **                   n/a                   3.91%              3.91%              3.91%                 n/a

Period ended December 31, 2004

   Unit Value                             n/a                    n/a        $ 14.997395                n/a                  n/a
   Total Return *                         n/a                    n/a               4.61%***            n/a                  n/a
   Ratio of Expenses **                   n/a                    n/a               3.65%               n/a                  n/a

Period ended December 31, 2003

   Unit Value                             n/a                    n/a        $ 15.509757                n/a                  n/a
   Total Return *                         n/a                    n/a               1.64%***            n/a                  n/a
   Ratio of Expenses **                   n/a                    n/a               2.91%               n/a                  n/a

                                                                               JNL/JPMorgan
                                            JNL/JPMorgan     JNL/JPMorgan     U.S. Government      JNL/Lazard          JNL/Lazard
                                           International     MidCap Growth     & Quality Bond   Emerging Markets        Mid Cap
                                          Value Portfolio      Portfolio         Portfolio        Portfolio(c)      Value Portfolio
                                          ---------------   ---------------   ---------------   ----------------   ----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                             $ 13.734935       $ 19.566550       $ 12.482587       $ 13.639504        $ 16.014550
   Total Return *                                7.66%             4.11%             2.45%            -2.44%***          -6.16%
   Ratio of Expenses **                          3.91%             3.61%             3.75%             3.61%             3.695%

Period ended December 31, 2006

   Unit Value                             $ 12.758163       $ 18.793604       $ 12.184558       $ 10.747873        $ 17.065782
   Total Return *                               26.93%             8.10%            -0.54%            11.69%***           7.85%***
   Ratio of Expenses **                          3.91%             3.61%             3.75%             3.36%             3.695%

Period ended December 31, 2005

   Unit Value                             $ 10.051067       $ 17.386172       $ 12.250484               n/a        $ 15.559998
   Total Return *                                4.81%***          2.41%***         -1.40%              n/a               4.96%
   Ratio of Expenses **                          3.91%             3.61%             3.75%              n/a               3.61%

Period ended December 31, 2004

   Unit Value                             $  8.911939       $ 17.242370       $ 12.424813               n/a        $ 14.824692
   Total Return *                               16.07%***          8.76%***          1.62%***           n/a              10.40%***
   Ratio of Expenses **                          3.75%             3.45%             3.75%              n/a               3.61%

Period ended December 31, 2003

   Unit Value                             $  7.930736       $ 15.862021       $ 13.356628               n/a        $ 12.837923
   Total Return *                                8.84%***         14.66%***          0.23%***           n/a               9.89%***
   Ratio of Expenses **                          2.91%             2.90%             2.91%              n/a               2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations May 2, 2005.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                          JNL/Franklin           JNL/                JNL/                JNL/
                                     JNL/Franklin          Templeton         Goldman Sachs      Goldman Sachs         Goldman Sachs
                                  Templeton Mutual         Small Cap           Core Plus            Mid Cap          Short Duration
                                 Shares Portfolio(a)   Value Portfolio(b)   Bond Portfolio    Value Portfolio(b)   Bond Portfolio(c)
                                 -------------------   ------------------   ---------------   ------------------   -----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 9.910412           $ 11.866094        $ 21.598776         $ 13.193511         $ 10.610338
   Total Return *                        -0.79%***             -7.07%              5.94%               1.94%***            3.67%
   Ratio of Expenses **                   1.15%                 1.00%              1.00%               1.00%               1.10%

Period ended December 31, 2006

   Unit Value                              n/a           $ 12.769450        $ 20.388598         $ 12.942905         $ 10.235082
   Total Return *                          n/a                  3.43%***           3.65%              14.50%              -0.12%***
   Ratio of Expenses **                    n/a                  1.00%              1.00%               1.15%               1.10%

Period ended December 31, 2005

   Unit Value                              n/a           $ 10.946232        $ 19.671463         $ 11.303526                 n/a
   Total Return *                          n/a                  7.60%***           1.60%              10.14%***             n/a
   Ratio of Expenses **                    n/a                  1.15%              1.00%               1.15%                n/a

Period ended December 31, 2004

   Unit Value                              n/a                   n/a        $ 19.361240                 n/a                 n/a
   Total Return *                          n/a                   n/a               5.85%                n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               1.00%                n/a                 n/a

Period ended December 31, 2003

   Unit Value                              n/a                   n/a        $ 18.291417                 n/a                 n/a
   Total Return *                          n/a                   n/a               1.54%***             n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               1.00%                n/a                 n/a

                                                                            JNL/JPMorgan
                                       JNL/JPMorgan       JNL/JPMorgan     U.S. Government       JNL/Lazard         JNL/Lazard
                                       International     MidCap Growth      & Quality Bond    Emerging Markets        Mid Cap
                                      Value Portfolio      Portfolio          Portfolio          Portfolio(c)     Value Portfolio
                                      ---------------   ---------------    ---------------    ----------------    ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                         $ 18.288854       $ 27.213447        $ 17.670275        $ 14.246633         $ 20.877235
   Total Return *                           10.85%             6.88%              5.32%             24.60%***           -3.58%
   Ratio of Expenses **                      1.00%             1.00%              1.00%              1.00%               1.00%

Period ended December 31, 2006

   Unit Value                         $ 16.498809       $ 25.461414        $ 16.777961        $ 10.910134         $ 21.652882
   Total Return *                           30.67%            10.94%              2.23%             19.04%***           13.42%
   Ratio of Expenses **                      1.00%             1.00%              1.00%              1.10%               1.00%

Period ended December 31, 2005

   Unit Value                         $ 12.626277       $ 22.949895        $ 16.412388                n/a         $ 19.090166
   Total Return *                           17.39%             5.11%              1.34%               n/a               10.69%***
   Ratio of Expenses **                      1.00%             1.00%              1.00%               n/a                1.00%

Period ended December 31, 2004

   Unit Value                         $ 10.755922       $ 21.834409        $ 16.195599                n/a         $ 17.540416
   Total Return *                           21.32%            16.82%              3.04%***            n/a               23.29%
   Ratio of Expenses **                      1.00%             1.00%              1.00%               n/a                1.15%

Period ended December 31, 2003

   Unit Value                         $  8.865871       $ 18.690119        $ 15.549216                n/a         $ 14.226593
   Total Return *                           42.58%***         11.45%***           0.02%               n/a               27.42%
   Ratio of Expenses **                      1.00%             1.00%              1.15%               n/a                1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations May 2, 2005.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                            JNL/Franklin           JNL/               JNL/               JNL/
                                         JNL/Franklin         Templeton       Goldman Sachs      Goldman Sachs      Goldman Sachs
                                       Templeton Mutual       Small Cap          Core Plus          Mid Cap        Short Duration
                                     Shares Portfolio(a)  Value Portfolio(b)  Bond Portfolio  Value Portfolio(b)  Bond Portfolio(c)
                                     -------------------  ------------------  --------------  ------------------  -----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)              $ 71,047             $ 57,150         $ 329,798          $ 89,409           $ 65,966
   Units Outstanding (in thousands)          7,206                4,912            16,644             6,902              6,283
   Investment Income Ratio *                  0.00%                2.81%             3.54%             2.42%              3.89%

Period ended December 31, 2006

   Net Assets (in thousands)                   n/a             $ 45,327         $ 251,053          $ 54,652           $ 25,837
   Units Outstanding (in thousands)            n/a                3,595            13,343             4,264              2,534
   Investment Income Ratio *                   n/a                 1.38%             0.09%             2.41%              0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                   n/a             $ 12,193         $ 187,199          $ 22,285                n/a
   Units Outstanding (in thousands)            n/a                1,120            10,244             1,978                n/a
   Investment Income Ratio *                   n/a                 0.00%             5.94%             0.00%               n/a

Period ended December 31, 2004

   Net Assets (in thousands)                   n/a                  n/a         $ 127,610               n/a                n/a
   Units Outstanding (in thousands)            n/a                  n/a             7,004               n/a                n/a
   Investment Income Ratio *                   n/a                  n/a              4.77%              n/a                n/a

Period ended December 31, 2003

   Net Assets (in thousands)                   n/a                  n/a         $ 101,676               n/a                n/a
   Units Outstanding (in thousands)            n/a                  n/a             5,867               n/a                n/a
   Investment Income Ratio *                   n/a                  n/a              5.09%              n/a                n/a

                                                                            JNL/JPMorgan
                                         JNL/JPMorgan     JNL/JPMorgan     U.S. Government       JNL/Lazard         JNL/Lazard
                                        International     MidCap Growth    & Quality Bond     Emerging Markets        Mid Cap
                                       Value Portfolio      Portfolio         Portfolio         Portfolio(c)      Value Portfolio
                                       ---------------    -------------    ---------------    ----------------    ---------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)              $ 396,407         $ 133,042         $ 190,859           $ 243,760          $ 214,652
   Units Outstanding (in thousands)          22,558             6,122            11,779              17,321             11,206
   Investment Income Ratio *                   5.66%             0.00%             3.79%               0.26%              5.52%

Period ended December 31, 2006

   Net Assets (in thousands)              $ 293,190         $ 112,750         $ 167,521           $  30,065          $ 185,662
   Units Outstanding (in thousands)          18,030             5,729            10,828               2,766              9,361
   Investment Income Ratio *                   2.37%             0.00%             0.00%               0.00%              2.84%

Period ended December 31, 2005

   Net Assets (in thousands)              $ 116,828         $ 120,214         $ 168,504                 n/a          $ 162,241
   Units Outstanding (in thousands)           9,007             6,834            11,098                 n/a              9,282
   Investment Income Ratio *                   0.45%             0.27%             3.73%                n/a              10.23%

Period ended December 31, 2004

   Net Assets (in thousands)              $  72,980         $ 136,152         $ 166,536                 n/a          $ 133,657
   Units Outstanding (in thousands)           6,276             8,176            11,036                 n/a              8,272
   Investment Income Ratio *                   1.42%             0.00%             4.24%                n/a               0.18%

Period ended December 31, 2003

   Net Assets (in thousands)              $  24,675         $ 141,533         $ 189,567                 n/a          $  66,277
   Units Outstanding (in thousands)           2,413             9,962            12,875                 n/a              5,061
   Investment Income Ratio *                   4.47%             0.00%             2.83%                n/a               0.29%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations May 2, 2005.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                    JNL/Lazard          JNL/MCM                             JNL/MCM           JNL/MCM
                                     Small Cap          10 x 10           JNL/MCM         Bond Index       Communications
                                  Value Portfolio     Portfolio(a)       25 Portfolio      Portfolio      Sector Portfolio
                                  ---------------    --------------    --------------   ---------------   ----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                     $ 12.986859        $ 9.712781        $ 9.775965       $ 10.307274        $ 5.154877
   Total Return *                      -10.04%            -2.81%***         -6.66%             2.31%             0.49%
   Ratio of Expenses **                  3.51%            3.145%             4.00%             3.91%             3.71%

Period ended December 31, 2006

   Unit Value                     $ 14.436122               n/a        $10.473370       $ 10.074061        $ 5.129986
   Total Return *                        6.54%***           n/a              7.84%            -0.32%            15.15%***
   Ratio of Expenses **                  3.51%              n/a              4.00%             3.91%             3.71%

Period ended December 31, 2005

   Unit Value                     $ 12.861470               n/a        $ 9.711698       $ 10.106316        $ 4.041766
   Total Return *                        1.11%              n/a             -6.73%            -0.30%***         -2.22%
   Ratio of Expenses **                  3.45%              n/a              4.00%             3.91%             3.21%

Period ended December 31, 2004

   Unit Value                     $ 12.720310               n/a        $10.411974       $ 10.322773        $ 4.133508
   Total Return *                        8.52%***           n/a             11.69%***          0.53%***         11.05%***
   Ratio of Expenses **                  3.45%              n/a              4.00%            3.895%             3.21%

Period ended December 31, 2003

   Unit Value                     $ 11.777425               n/a        $ 9.216104       $ 10.560119        $ 3.743377
   Total Return *                        9.01%***           n/a             34.74%***          0.01%***          7.05%***
   Ratio of Expenses **                  2.91%              n/a              3.20%             2.90%             2.51%

                                                                                                                JNL/MCM
                                      JNL/MCM           JNL/MCM          JNL/MCM             Enhanced           JNL/MCM
                                  Consumer Brands        Dow 10        Dow Dividend       S&P 500 Stock        Financial
                                 Sector Portfolio      Portfolio       Portfolio(b)      Index Portfolio    Sector Portfolio
                                 ----------------    --------------   --------------     ---------------   ------------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 8.884283        $ 9.141905       $10.068067         $ 8.200194          $ 10.052315
   Total Return *                      -11.10%            -2.96%          -13.16%             -0.13%              -20.31%
   Ratio of Expenses **                  3.56%             4.00%           3.545%              3.80%                3.61%

Period ended December 31, 2006

   Unit Value                      $ 9.994079        $ 9.420741       $11.593769         $ 8.210535          $ 12.613960
   Total Return *                        9.48%            24.49%            2.15%***          12.49%               14.49%
   Ratio of Expenses **                  3.56%             4.00%           3.545%              3.80%                3.61%

Period ended December 31, 2005

   Unit Value                      $ 9.128653        $ 7.567178              n/a         $ 7.298669          $ 11.017663
   Total Return *                       -3.04%***         -9.36%             n/a               0.37%                7.04%***
   Ratio of Expenses **                  3.56%             4.00%             n/a               3.80%                3.61%

Period ended December 31, 2004

   Unit Value                      $ 9.884514        $ 8.348810              n/a         $ 7.272051          $ 11.007919
   Total Return *                        6.32%***          7.70%***          n/a               4.45%***             7.90%***
   Ratio of Expenses **                  3.21%             4.00%             n/a               3.80%                3.21%

Period ended December 31, 2003

   Unit Value                      $ 9.568389        $ 8.757884              n/a         $ 7.074361          $ 10.336726
   Total Return *                        3.87%***         28.70%***          n/a               6.95%***             3.01%***
   Ratio of Expenses **                  2.51%             3.20%             n/a               2.91%                2.51%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                    JNL/Lazard            JNL/MCM                          JNL/MCM                JNL/MCM
                                     Small Cap            10 x 10           JNL/MCM        Bond Index          Communications
                                   Value Portfolio      Portfolio(a)      25 Portfolio     Portfolio          Sector Portfolio
                                  -----------------   ---------------   ----------------   ----------------   ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 16.625624        $ 9.843719        $ 12.612726        $ 12.261238        $ 6.491019
   Total Return *                         -7.74%            -4.92%***          -3.80%              5.36%             3.26%***
   Ratio of Expenses **                    1.00%             1.15%              1.00%              1.00%             1.00%

Period ended December 31, 2006

   Unit Value                       $ 18.020082               n/a        $ 13.110972        $ 11.637195        $ 6.286020
   Total Return *                         15.64%              n/a              11.12%              2.62%            35.64%
   Ratio of Expenses **                    1.00%              n/a               1.00%              1.00%             1.10%

Period ended December 31, 2005

   Unit Value                       $ 15.583063               n/a        $ 11.799121        $ 11.340550        $ 4.634201
   Total Return *                          3.61%              n/a              -3.89%              0.84%            -0.14%
   Ratio of Expenses **                    1.00%              n/a               1.00%              1.00%             1.10%

Period ended December 31, 2004

   Unit Value                       $ 15.040034               n/a        $ 12.277074        $ 11.246377        $ 4.640711
   Total Return *                         14.23%              n/a              20.69%              1.04%***         -0.23%***
   Ratio of Expenses **                    1.00%              n/a               1.00%              1.00%             1.10%

Period ended December 31, 2003

   Unit Value                       $ 13.166191               n/a        $ 10.172779        $ 10.927761        $ 3.934696
   Total Return *                         16.50%***           n/a              33.64%***           1.79%            31.17%
   Ratio of Expenses **                    1.00%              n/a               1.00%              1.15%             1.40%

                                                                                                 JNL/MCM
                                      JNL/MCM              JNL/MCM            JNL/MCM            Enhanced           JNL/MCM
                                  Consumer Brands           Dow 10          Dow Dividend      S&P 500 Stock        Financial
                                  Sector Portfolio        Portfolio         Portfolio(b)     Index Portfolio    Sector Portfolio
                                  -----------------   -----------------   ----------------   ----------------   ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 11.045267         $ 11.794827        $ 10.581265        $ 10.441324         $ 12.550628
   Total Return *                         -8.79%               0.01%            -10.83%***           2.73%             -18.19%***
   Ratio of Expenses **                    1.00%               1.00%              1.00%              1.00%               1.00%

Period ended December 31, 2006

   Unit Value                       $ 12.109280         $ 11.793390        $ 11.865620        $ 10.164248         $ 15.340976
   Total Return *                         12.31%              28.28%             18.66%***          15.68%              18.64%
   Ratio of Expenses **                    1.00%               1.00%              1.10%              1.00%               1.15%

Period ended December 31, 2005

   Unit Value                       $ 10.781848         $  9.193764                n/a        $  8.786572         $ 12.930662
   Total Return *                         -0.10%***            6.61%               n/a               3.21%               4.90%
   Ratio of Expenses **                    1.00%               1.00%               n/a               1.00%               1.15%

Period ended December 31, 2004

   Unit Value                       $ 11.068600         $  9.844389                n/a        $  8.513429         $ 12.326584
   Total Return *                          8.83%               1.84%               n/a              10.16%              12.19%
   Ratio of Expenses **                    1.15%               1.00%               n/a               1.00%               1.15%

Period ended December 31, 2003

   Unit Value                       $ 10.170973         $  9.666055                n/a        $  7.728089         $ 10.987648
   Total Return *                          1.85%***           28.44%***            n/a              12.01%***            1.39%***
   Ratio of Expenses **                    1.15%               1.00%               n/a               1.00%               1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                         JNL/Lazard       JNL/MCM                       JNL/MCM          JNL/MCM
                                         Small Cap        10 x 10         JNL/MCM     Bond Index     Communications
                                      Value Portfolio   Portfolio(a)   25 Portfolio    Portfolio    Sector Portfolio
                                      ---------------   ------------   ------------   -----------   ----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)             $ 111,168        $ 50,864      $ 689,744      $ 303,352        $ 82,006
   Units Outstanding (in thousands)          7,130           5,188         57,881         25,866          13,425
   Investment Income Ratio *                  3.78%           0.00%          1.64%          4.40%           4.21%

Period ended December 31, 2006

   Net Assets (in thousands)             $ 127,361             n/a      $ 707,449      $ 231,059        $ 53,066
   Units Outstanding (in thousands)          7,493             n/a         56,752         20,619           8,876
   Investment Income Ratio *                  9.21%            n/a           0.00%          2.20%           2.29%

Period ended December 31, 2005

   Net Assets (in thousands)             $ 121,325             n/a      $ 547,728      $ 169,206        $ 12,982
   Units Outstanding (in thousands)          8,217             n/a         48,527         15,411           2,866
   Investment Income Ratio *                  5.37%            n/a           0.00%          2.91%           9.45%

Period ended December 31, 2004

   Net Assets (in thousands)             $ 112,999             n/a      $ 411,612      $ 111,204        $ 16,654
   Units Outstanding (in thousands)          7,838             n/a         34,713         10,126           3,666
   Investment Income Ratio *                  0.05%            n/a           0.00%          0.39%           0.01%

Period ended December 31, 2003

   Net Assets (in thousands)             $  77,708             n/a      $ 164,718      $  45,891        $  8,250
   Units Outstanding (in thousands)          6,102             n/a         16,593          4,248           2,070
   Investment Income Ratio *                  0.00%            n/a           0.00%          2.90%           0.00%

                                                                                         JNL/MCM
                                           JNL/MCM         JNL/MCM        JNL/MCM        Enhanced           JNL/MCM
                                      Consumer Brands       Dow 10     Dow Dividend    S&P 500 Stock        Financial
                                      Sector Portfolio    Portfolio    Portfolio(b)   Index Portfolio   Sector Portfolio
                                      ----------------   -----------   ------------   ---------------   ----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)              $ 17,959        $ 815,547     $ 381,088        $ 79,149           $ 51,640
   Units Outstanding (in thousands)          1,719           73,139        36,492           7,793              4,371
   Investment Income Ratio *                  0.49%            0.00%         0.00%           1.59%              1.53%

Period ended December 31, 2006

   Net Assets (in thousands)              $ 22,722        $ 848,141     $ 278,475        $ 66,622           $ 66,020
   Units Outstanding (in thousands)          1,967           75,604        23,593           6,531              4,511
   Investment Income Ratio *                  0.22%            0.00%         0.00%           6.96%              1.37%

Period ended December 31, 2005

   Net Assets (in thousands)              $ 17,930        $ 547,103           n/a        $ 51,576           $ 37,388
   Units Outstanding (in thousands)          1,727           62,187           n/a           5,773              2,987
   Investment Income Ratio *                  1.73%            0.00%          n/a            5.94%              1.82%

Period ended December 31, 2004

   Net Assets (in thousands)              $ 14,748        $ 429,753           n/a        $ 58,425           $ 28,505
   Units Outstanding (in thousands)          1,356           45,137           n/a           6,653              2,369
   Investment Income Ratio *                  0.00%            0.00%          n/a            0.36%              0.07%

Period ended December 31, 2003

   Net Assets (in thousands)              $ 10,758        $ 229,175           n/a        $ 35,786           $ 17,929
   Units Outstanding (in thousands)          1,067           24,281           n/a           4,316              1,654
   Investment Income Ratio *                  0.00%            0.00%          n/a            0.56%              0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/MCM           JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM
                                       Global 15         Healthcare          Index 5        International          JNL 5
                                       Portfolio      Sector Portfolio     Portfolio(a)    Index Portfolio      Portfolio(b)
                                    ---------------   ----------------   ---------------   ----------------    ---------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 15.585405       $ 10.605473         $ 9.793444        $ 17.652756        $ 12.950761
   Total Return *                          6.74%             3.78%             -4.03%***           6.15%             -2.26%
   Ratio of Expenses **                    4.00%             3.56%              3.11%             3.895%             3.695%

Period ended December 31, 2006

   Unit Value                       $ 14.601799       $ 10.218724                n/a        $ 16.629925        $ 13.250811
   Total Return *                         34.63%             2.56%               n/a              20.79%             14.52%
   Ratio of Expenses **                    4.00%             3.56%               n/a              3.895%             3.695%

Period ended December 31, 2005

   Unit Value                       $ 10.845521       $  9.963495                n/a        $ 13.767148        $ 11.570828
   Total Return *                          5.88%             5.18%***            n/a               8.99%              7.65%***
   Ratio of Expenses **                    4.00%             3.56%               n/a              3.895%             3.695%

Period ended December 31, 2004

   Unit Value                       $ 10.243321       $  9.693345                n/a        $ 12.631192        $ 10.865550
   Total Return *                         21.26%***         -0.43%***            n/a              12.88%***           3.95%***
   Ratio of Expenses **                    4.00%             3.41%               n/a              3.895%             3.095%

Period ended December 31, 2003

   Unit Value                       $  8.625915       $ 10.077613                n/a        $ 11.194379                n/a
   Total Return *                         36.34%***          2.91%***            n/a               9.54%***            n/a
   Ratio of Expenses **                    3.20%             2.51%               n/a               2.96%               n/a

                                        JNL/MCM           JNL/MCM            JNL/MCM              JNL/MCM         JNL/MCM
                                     JNL Optimized       Nasdaq 25      NYSE International       Oil & Gas         S&P 10
                                     5 Portfolio(c)      Portfolio        25 Portfolio(a)    Sector Portfolio    Portfolio
                                    ---------------   ---------------   ------------------   ----------------   ----------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 11.569752       $ 11.938104         $ 11.419846         $ 30.200568       $ 11.591185
   Total Return *                         13.27%***         14.83%               9.11%***           30.07%             0.89%
   Ratio of Expenses **                   3.695%             3.61%               3.36%               3.91%             4.00%

Period ended December 31, 2006

   Unit Value                       $ 10.602318       $ 10.396119                 n/a         $ 23.218669       $ 11.488758
   Total Return *                         12.32%***          1.04%                n/a               16.17%             0.57%
   Ratio of Expenses **                    3.26%             3.61%                n/a                3.91%             4.00%

Period ended December 31, 2005

   Unit Value                               n/a       $ 10.289532                 n/a         $ 19.986224       $ 11.424088
   Total Return *                           n/a              1.68%***             n/a               -7.10%***         31.89%
   Ratio of Expenses **                     n/a              3.61%                n/a                3.91%             4.00%

Period ended December 31, 2004

   Unit Value                               n/a       $ 10.787801                 n/a         $ 15.647043       $  8.661826
   Total Return *                           n/a              1.94%***             n/a               15.27%***         15.39%***
   Ratio of Expenses **                     n/a              3.15%                n/a                3.41%             4.00%

Period ended December 31, 2003

   Unit Value                               n/a               n/a                 n/a         $ 12.795057       $  7.942574
   Total Return *                           n/a               n/a                 n/a                4.35%***         16.27%***
   Ratio of Expenses **                     n/a               n/a                 n/a                2.21%             3.20%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM              JNL/MCM
                                       Global 15         Healthcare          Index 5        International          JNL 5
                                       Portfolio      Sector Portfolio     Portfolio(a)    Index Portfolio      Portfolio(b)
                                    ---------------   ----------------   ---------------   ----------------    ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 20.108100       $ 13.185167         $ 9.923123        $ 20.977377        $ 14.132910
   Total Return *                         10.01%             6.49%              1.36%***           9.29%              0.42%
   Ratio of Expenses **                    1.00%             1.00%              1.15%              1.00%              1.00%

Period ended December 31, 2006

   Unit Value                       $ 18.279250       $ 12.381483                n/a        $ 19.194913        $ 14.073753
   Total Return *                         38.72%             5.21%               n/a              24.33%             17.64%
   Ratio of Expenses **                    1.00%             1.00%               n/a               1.00%              1.00%

Period ended December 31, 2005

   Unit Value                       $ 13.176756       $ 11.767904                n/a        $ 15.438331        $ 11.963532
   Total Return *                          9.09%             8.74%***            n/a              12.19%             -0.31%***
   Ratio of Expenses **                    1.00%             1.00%               n/a               1.00%              1.00%

Period ended December 31, 2004

   Unit Value                       $ 12.078281       $ 10.984570                n/a        $ 13.761360        $ 10.917908
   Total Return *                         26.84%             0.67%***            n/a              18.30%              2.51%***
   Ratio of Expenses **                    1.00%             1.10%               n/a               1.00%              1.10%

Period ended December 31, 2003

   Unit Value                       $  9.522624       $ 10.712278                n/a        $ 11.632574                n/a
   Total Return *                         32.47%***          2.97%***            n/a              31.43%***            n/a
   Ratio of Expenses **                    1.00%             1.15%               n/a               1.00%               n/a

                                        JNL/MCM           JNL/MCM            JNL/MCM              JNL/MCM        JNL/MCM
                                     JNL Optimized       Nasdaq 25      NYSE International       Oil & Gas        S&P 10
                                     5 Portfolio(c)      Portfolio        25 Portfolio(a)    Sector Portfolio    Portfolio
                                    ---------------   ---------------   ------------------   ----------------   ----------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 12.101901       $ 12.949952         $ 11.594407         $ 38.679651       $ 14.954809
   Total Return *                          2.26%***         17.77%              12.01%***           33.93%             3.98%
   Ratio of Expenses **                    1.00%             1.10%               1.10%               1.00%             1.00%

Period ended December 31, 2006

   Unit Value                       $ 10.751698       $ 10.996216                 n/a         $ 28.880108       $ 14.382183
   Total Return *                          7.09%***          3.60%                n/a               19.59%             3.62%
   Ratio of Expenses **                    1.15%             1.10%                n/a                1.00%             1.00%

Period ended December 31, 2005

   Unit Value                               n/a       $ 10.614405                 n/a         $ 24.148719       $ 13.879669
   Total Return *                           n/a             -2.09%                n/a               35.51***%         35.89%
   Ratio of Expenses **                     n/a              1.10%                n/a                1.00%             1.00%

Period ended December 31, 2004

   Unit Value                               n/a       $ 10.841214                 n/a         $ 17.733168       $ 10.213546
   Total Return *                           n/a             -0.85%***             n/a               -0.66%***         16.50%
   Ratio of Expenses **                     n/a              1.10%                n/a                1.10%             1.00%

Period ended December 31, 2003

   Unit Value                               n/a               n/a                 n/a         $ 13.328740       $  8.767335
   Total Return *                           n/a               n/a                 n/a                2.14%***         14.60%***
   Ratio of Expenses **                     n/a               n/a                 n/a                1.30%             1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM
                                       Global 15       Healthcare         Index 5      International        JNL 5
                                       Portfolio    Sector Portfolio   Portfolio(a)   Index Portfolio   Portfolio(b)
                                      -----------   ----------------   ------------   ---------------   ------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)          $ 1,308,355      $ 106,519         $ 27,920        $ 554,883      $ 5,208,867
   Units Outstanding (in thousands)        68,945          8,577            2,824           27,401          376,758
   Investment Income Ratio *                 0.00%          0.80%            0.00%            2.83%            2.12%

Period ended December 31, 2006

   Net Assets (in thousands)          $ 1,120,821      $  80,719              n/a        $ 457,401      $ 3,510,402
   Units Outstanding (in thousands)        64,547          6,873              n/a           24,461          253,347
   Investment Income Ratio *                 0.00%          0.58%             n/a             3.16%            0.43%

Period ended December 31, 2005

   Net Assets (in thousands)          $   639,572      $  73,969              n/a        $ 270,319      $ 1,178,139
   Units Outstanding (in thousands)        50,759          6,571              n/a           17,823           99,440
   Investment Income Ratio *                 0.00%          0.84%             n/a             2.95%            0.05%

Period ended December 31, 2004

   Net Assets (in thousands)          $   395,535      $  39,865              n/a        $ 162,270      $    81,383
   Units Outstanding (in thousands)        33,886          3,742              n/a           11,867            7,460
   Investment Income Ratio *                 0.00%          0.00%             n/a             0.13%            0.60%

Period ended December 31, 2003

   Net Assets (in thousands)          $   141,341      $  23,580              n/a        $  59,006              n/a
   Units Outstanding (in thousands)        15,206          2,248              n/a            5,039              n/a
   Investment Income Ratio *                 0.00%          0.00%             n/a             2.51%             n/a

                                          JNL/MCM       JNL/MCM          JNL/MCM             JNL/MCM        JNL/MCM
                                       JNL Optimized   Nasdaq 25   NYSE International       Oil & Gas        S&P 10
                                      5 Portfolio(c)   Portfolio     25 Portfolio(a)    Sector Portfolio   Portfolio
                                      --------------   ---------   ------------------   ----------------   ---------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)             $ 375,799     $ 106,385        $ 63,561           $ 443,808       $ 833,493
   Units Outstanding (in thousands)         31,420         8,393           5,504              12,229          58,973
   Investment Income Ratio *                  3.74%         0.00%           6.89%               1.09%           0.00%

Period ended December 31, 2006

   Net Assets (in thousands)             $  83,942     $  65,396             n/a           $ 282,036       $ 803,247
   Units Outstanding (in thousands)          7,834         6,035             n/a              10,353          58,733
   Investment Income Ratio *                  0.85%         0.00%            n/a                1.23%           0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                   n/a     $  42,128             n/a           $ 173,953       $ 694,989
   Units Outstanding (in thousands)            n/a         4,002             n/a               7,593          52,332
   Investment Income Ratio *                   n/a          0.00%            n/a                2.75%           0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                   n/a     $   9,084             n/a           $  52,129       $ 361,642
   Units Outstanding (in thousands)            n/a           838             n/a               3,035          36,652
   Investment Income Ratio *                   n/a          0.00%            n/a                0.00%           0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                   n/a           n/a             n/a           $   9,127       $ 155,153
   Units Outstanding (in thousands)            n/a           n/a             n/a                 693          18,152
   Investment Income Ratio *                   n/a           n/a             n/a                0.00%           0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM            JNL/MCM
                                           S&P 24         S&P 400 MidCap       S&P 500           S&P SMid      Select Small-Cap
                                        Portfolio(c)     Index Portfolio   Index Portfolio   60 Portfolio(a)       Portfolio
                                      ----------------   ---------------   ---------------   ---------------   ----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                          $ 10.513577       $ 14.029655       $ 10.945285        $ 8.742381        $ 15.168172
   Total Return *                            -1.17%***          3.32%             0.87%            -1.08%***         -13.98%
   Ratio of Expenses **                      3.145%            3.895%            3.895%            3.145%              4.00%

Period ended December 31, 2006

   Unit Value                          $ 10.104177       $ 13.578314       $ 10.850789               n/a        $ 17.633309
   Total Return *                             0.00%             5.51%            10.69%              n/a               5.20%
   Ratio of Expenses **                      2.895%            3.895%            3.895%              n/a               4.00%

Period ended December 31, 2005

   Unit Value                                  n/a       $ 12.869369       $  9.802793               n/a        $ 16.761938
   Total Return *                              n/a              7.71%             0.40%              n/a               4.66%
   Ratio of Expenses **                        n/a             3.895%            3.895%              n/a               4.00%

Period ended December 31, 2004

   Unit Value                                  n/a       $ 11.947627       $  9.763928               n/a        $ 16.015281
   Total Return *                              n/a              8.47%***          5.24%***           n/a               4.35%***
   Ratio of Expenses **                        n/a             3.895%            3.895%              n/a               4.00%

Period ended December 31, 2003

   Unit Value                                  n/a       $ 10.927268       $  9.394300               n/a        $ 15.348024
   Total Return *                              n/a              3.34%***          4.74%***           n/a              37.33%***
   Ratio of Expenses **                        n/a              2.96%             2.96%              n/a               3.20%

                                                                                                                      JNL/
                                          JNL/MCM            JNL/MCM           JNL/MCM                            Oppenheimer
                                         Small Cap         Technology       Value Line 30         JNL/MCM        Global Growth
                                      Index Portfolio   Sector Portfolio     Portfolio(b)    VIP Portfolio(b)      Portfolio
                                      ---------------   ----------------   ---------------   ----------------   ---------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                         $ 13.058461        $ 5.803200        $ 16.642550        $ 13.529815       $ 13.268141
   Total Return *                           -5.87%            10.37%             15.13%              6.91%             2.54%
   Ratio of Expenses **                     3.895%             3.71%             3.695%              3.51%             3.61%

Period ended December 31, 2006

   Unit Value                         $ 13.872382        $ 5.258183        $ 14.455154        $ 12.655538       $ 12.940106
   Total Return *                           13.01%             5.38%             -6.36%***           8.31%            12.82%
   Ratio of Expenses **                     3.895%             3.71%             3.695%              3.51%             3.61%

Period ended December 31, 2005

   Unit Value                         $ 12.275325        $ 4.989541        $ 15.224490        $ 11.684904       $ 11.469210
   Total Return *                            0.25%             0.00%***          18.82%***           8.42%***          5.39%***
   Ratio of Expenses **                     3.895%             3.71%              3.61%              3.51%             3.61%

Period ended December 31, 2004

   Unit Value                         $ 12.244585        $ 5.197926        $ 11.381625        $ 11.031481       $ 10.553022
   Total Return *                            9.54%***          1.14%***           2.50%***           2.75%***         13.03%***
   Ratio of Expenses **                     3.895%             3.21%              3.21%              3.21%             3.41%

Period ended December 31, 2003

   Unit Value                         $ 11.042704        $ 5.476582                n/a                n/a       $  9.363973
   Total Return *                            3.12%***          3.62%***            n/a                n/a             14.54%***
   Ratio of Expenses **                      2.96%             2.51%               n/a                n/a              2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM            JNL/MCM
                                           S&P 24         S&P 400 MidCap       S&P 500           S&P SMid      Select Small-Cap
                                        Portfolio(c)     Index Portfolio   Index Portfolio   60 Portfolio(a)       Portfolio
                                      ----------------   ---------------   ---------------   ---------------   ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                          $ 10.878501       $ 16.671900       $ 13.006640        $ 8.863185        $ 19.569867
   Total Return *                             6.39%             6.38%             3.85%           -13.45%***         -11.35%
   Ratio of Expenses **                       1.10%             1.00%             1.00%             1.10%              1.00%

Period ended December 31, 2006

   Unit Value                          $ 10.225154       $ 15.672619       $ 12.524398               n/a        $ 22.074332
   Total Return *                             2.25%***          8.60%            13.93%              n/a               8.39%
   Ratio of Expenses **                       1.10%             1.00%             1.00%              n/a               1.00%

Period ended December 31, 2005

   Unit Value                                  n/a       $ 14.431578       $ 10.992756               n/a        $ 20.364977
   Total Return *                              n/a             10.87%             3.34%              n/a               7.84%
   Ratio of Expenses **                        n/a              1.00%             1.00%              n/a               1.00%

Period ended December 31, 2004

   Unit Value                                  n/a       $ 13.016647       $ 10.637567               n/a        $ 18.884179
   Total Return *                              n/a             14.63%             8.97%              n/a              11.46%
   Ratio of Expenses **                        n/a              1.00%             1.00%              n/a               1.00%

Period ended December 31, 2003

   Unit Value                                  n/a       $ 11.354967       $  9.762010               n/a        $ 16.941890
   Total Return *                              n/a             28.13%***         19.74%***           n/a              23.32%***
   Ratio of Expenses **                        n/a              1.00%             1.00%              n/a               1.00%

                                                                                                                      JNL/
                                          JNL/MCM            JNL/MCM           JNL/MCM                            Oppenheimer
                                         Small Cap         Technology       Value Line 30         JNL/MCM        Global Growth
                                      Index Portfolio   Sector Portfolio     Portfolio(b)    VIP Portfolio(b)      Portfolio
                                      ---------------   ----------------   ---------------   ----------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                         $ 15.517913        $ 7.307406        $ 18.161781        $ 14.629951       $ 15.792289
   Total Return *                           -3.09%            13.41%             18.29%              9.54%             5.26%
   Ratio of Expenses **                      1.00%             1.00%              1.00%              1.10%             1.00%

Period ended December 31, 2006

   Unit Value                         $ 16.012149        $ 6.443138        $ 15.352958        $ 13.356133       $ 15.002894
   Total Return *                           16.32%             8.27%             -2.36%             10.94%            15.80%
   Ratio of Expenses **                      1.00%             1.00%              1.00%              1.10%             1.00%

Period ended December 31, 2005

   Unit Value                         $ 13.765517        $ 5.950916        $ 15.724123        $ 12.038914       $ 12.955865
   Total Return *                            3.19%             8.47%***          37.42%              8.58%            12.61%
   Ratio of Expenses **                      1.00%             1.00%              1.00%              1.10%             1.00%

Period ended December 31, 2004

   Unit Value                         $ 13.340256        $ 5.835762        $ 11.442423        $ 11.087700       $ 11.504893
   Total Return *                           16.26%             0.30%***           8.45%***           0.16%***         16.76%
   Ratio of Expenses **                      1.00%             1.10%              1.00%              1.10%             1.00%

Period ended December 31, 2003

   Unit Value                         $ 11.474890        $ 5.821507                n/a                n/a       $  9.853500
   Total Return *                           35.07%***         -0.33%***            n/a                n/a             20.20%***
   Ratio of Expenses **                      1.00%             1.15%               n/a                n/a              1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/MCM         JNL/MCM           JNL/MCM           JNL/MCM            JNL/MCM
                                           S&P 24       S&P 400 MidCap       S&P 500           S&P SMid      Select Small-Cap
                                        Portfolio(c)   Index Portfolio   Index Portfolio   60 Portfolio(a)       Portfolio
                                        ------------   ---------------   ---------------   ---------------   ----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)              $ 22,726        $ 414,090         $ 561,046         $ 32,447          $ 628,445
   Units Outstanding (in thousands)          2,111           25,780            44,590            3,676             34,012
   Investment Income Ratio *                  0.00%            1.20%             1.41%            5.03%              7.92%

Period ended December 31, 2006

   Net Assets (in thousands)              $ 17,704        $ 349,594         $ 506,064              n/a          $ 700,093
   Units Outstanding (in thousands)          1,737           22,952            41,376              n/a             33,390
   Investment Income Ratio *                  0.00%            1.35%             1.51%             n/a               0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                   n/a        $ 264,156         $ 380,518              n/a          $ 546,751
   Units Outstanding (in thousands)            n/a           18,676            35,107              n/a             28,099
   Investment Income Ratio *                   n/a             1.58%             1.39%             n/a               0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                   n/a        $ 185,042         $ 286,238              n/a          $ 356,177
   Units Outstanding (in thousands)            n/a           14,331            26,949              n/a             19,549
   Investment Income Ratio *                   n/a             0.01%             1.60%             n/a               0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                   n/a        $  76,144         $ 129,749              n/a         $  170,194
   Units Outstanding (in thousands)            n/a            6,673            13,081              n/a             10,329
   Investment Income Ratio *                   n/a             0.61%             1.67%             n/a               0.00%

                                                                                                                    JNL/
                                            JNL/MCM           JNL/MCM           JNL/MCM                          Oppenheimer
                                           Small Cap         Technology      Value Line 30       JNL/MCM        Global Growth
                                        Index Portfolio   Sector Portfolio    Portfolio(b)   VIP Portfolio(b)     Portfolio
                                        ---------------   ----------------   -------------   ----------------   -------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)               $ 316,673          $ 99,763        $ 1,099,740       $ 422,290         $ 196,599
   Units Outstanding (in thousands)           21,146            14,472             61,931          29,419            13,002
   Investment Income Ratio *                    1.36%             0.09%              0.00%           3.04%             1.06%

Period ended December 31, 2006

   Net Assets (in thousands)               $ 310,494          $ 59,686        $   822,800       $ 413,219         $ 180,942
   Units Outstanding (in thousands)           19,903             9,646             54,436          31,351            12,505
   Investment Income Ratio *                    1.59%             0.09%              0.00%           0.52%             0.52%

Period ended December 31, 2005

   Net Assets (in thousands)               $ 217,908          $ 45,266        $   451,873       $ 225,951         $ 124,849
   Units Outstanding (in thousands)           16,115             7,874             28,983          18,905             9,918
   Investment Income Ratio *                    2.05%             1.60%              0.00%           0.55%             0.25%

Period ended December 31, 2004

   Net Assets (in thousands)               $ 162,490          $ 29,545        $    33,044       $  21,516         $ 100,400
   Units Outstanding (in thousands)           12,205             5,149              2,890           1,943             8,904
   Investment Income Ratio *                    0.00%             0.00%              0.00%           0.37%             0.16%

Period ended December 31, 2003

   Net Assets (in thousands)               $  70,041          $ 20,428                n/a             n/a         $  56,554
   Units Outstanding (in thousands)            6,008             3,510                n/a             n/a             5,815
   Investment Income Ratio *                    0.80%             0.00%               n/a             n/a              0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                       JNL/               JNL/
                                               JNL/             JNL/PIMCO         JNL/PIMCO        PPM America        PPM America
                                           Oppenheimer         Real Return       Total Return      Core Equity         High Yield
                                       Growth Portfolio(b)     Portfolio(a)     Bond Portfolio      Portfolio      Bond Portfolio(e)
                                       -------------------   ---------------   ---------------   ---------------   -----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                             $ 8.776591         $ 10.761052       $ 11.988650       $ 17.339977        $ 11.211535
   Total Return *                               7.36%               5.72%***          4.07%           -10.33%             -4.63%
   Ratio of Expenses **                         3.36%              3.145%             3.91%             3.36%              3.61%

Period ended December 31, 2006

   Unit Value                             $ 8.174754                 n/a       $ 11.519490       $ 19.337160        $ 11.755761
   Total Return *                               1.43%                n/a             -0.48%            10.00%              5.00%***
   Ratio of Expenses **                         3.36%                n/a              3.91%             3.36%              3.61%

Period ended December 31, 2005

   Unit Value                             $ 8.059353                 n/a       $ 11.575526       $ 17.579695        $ 11.070629
   Total Return *                              11.54%***             n/a             -0.56%***          2.30%***          -1.13%***
   Ratio of Expenses **                         3.36%                n/a              3.91%             3.36%              3.56%

Period ended December 31, 2004

   Unit Value                             $ 7.677775                 n/a       $ 11.926497       $ 17.207404        $ 11.593620
   Total Return *                               2.35%***             n/a              1.88%***         12.96%***           0.99%***
   Ratio of Expenses **                         3.21%                n/a              3.71%             3.06%              3.16%

Period ended December 31, 2003

   Unit Value                             $ 7.668190                 n/a       $ 12.381470       $ 16.262016                n/a
   Total Return *                              -1.19%***             n/a              0.04%***         12.32%***            n/a
   Ratio of Expenses **                         2.91%                n/a              2.96%             2.65%               n/a

                                             JNL/                                                   JNL/S&P
                                         PPM America          JNL/Putnam                          Competitive          JNL/S&P
                                         Value Equity           Midcap            JNL/S&P 4        Advantage         Disciplined
                                          Portfolio      Growth Portfolio(d)    Portfolio(c)     Portfolio(c)    Growth Portfolio(a)
                                       ---------------   -------------------   --------------   --------------   -------------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                          $ 16.293261          $ 7.169400         $ 9.909378       $ 9.904249         $ 10.364266
   Total Return *                            -7.99%***           -4.26%             -0.63%***        -0.96%***            0.66%***
   Ratio of Expenses **                       3.51%               3.71%              2.71%           2.845%              2.845%

Period ended December 31, 2006

   Unit Value                          $ 15.286772          $ 7.488775                n/a              n/a                n/a
   Total Return *                             9.27%               1.89%               n/a              n/a                n/a
   Ratio of Expenses **                      3.395%               3.71%               n/a              n/a                n/a

Period ended December 31, 2005

   Unit Value                          $ 16.589654          $ 7.349686                n/a              n/a                n/a
   Total Return *                             2.22%***           15.05%***            n/a              n/a                n/a
   Ratio of Expenses **                      3.395%               3.71%               n/a              n/a                n/a

Period ended December 31, 2004

   Unit Value                          $ 16.757063          $ 6.963899                n/a              n/a                n/a
   Total Return *                             8.02%***           13.60%***            n/a              n/a                n/a
   Ratio of Expenses **                      3.145%               3.21%               n/a              n/a                n/a

Period ended December 31, 2003

   Unit Value                          $ 16.162710          $ 6.129631                n/a              n/a                n/a
   Total Return *                            11.15%***            7.46%***            n/a              n/a                n/a
   Ratio of Expenses **                       2.85%               2.91%               n/a              n/a                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Units value disclosed are as of November 30, 2007.

(e)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                     JNL/              JNL/
                                               JNL/             JNL/PIMCO         JNL/PIMCO       PPM America      PPM America
                                           Oppenheimer         Real Return       Total Return     Core Equity       High Yield
                                       Growth Portfolio(b)     Portfolio(a)     Bond Portfolio     Portfolio    Bond Portfolio(e)
                                       -------------------   ---------------   ---------------   ------------   -----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                            $ 10.110995         $ 10.973974       $ 15.963557       $ 22.922528     $ 14.502044
   Total Return *                               8.19%               9.72%***          7.16%            -8.31%          -2.09%
   Ratio of Expenses **                         1.00%               1.10%             1.00%             1.15%           1.00%

Period ended December 31, 2006

   Unit Value                            $  9.345466                 n/a       $ 14.896380       $ 25.000877     $ 14.812194
   Total Return *                               3.85%                n/a              2.45%            12.45%           9.42%
   Ratio of Expenses **                         1.00%                n/a              1.00%             1.15%           1.00%

Period ended December 31, 2005

   Unit Value                            $  8.999214                 n/a       $ 14.540662       $ 22.233139     $ 13.537400
   Total Return *                               8.08%                n/a              1.29%             7.51%           0.68%
   Ratio of Expenses **                         1.00%                n/a              1.00%             1.15%           1.00%

Period ended December 31, 2004

   Unit Value                            $  8.326560                 n/a       $ 14.354794       $ 20.680819     $ 13.446454
   Total Return *                               3.19%                n/a              3.41%            11.75%           3.01%***
   Ratio of Expenses **                         1.00%                n/a              1.00%             1.15%           1.00%

Period ended December 31, 2003

   Unit Value                            $  8.069163                 n/a       $ 13.881564       $ 18.506230             n/a
   Total Return *                               4.89%***             n/a              1.19%***         25.77%            n/a
   Ratio of Expenses **                         1.00%                n/a              1.00%             1.15%            n/a

                                             JNL/                                                  JNL/S&P
                                         PPM America          JNL/Putnam                          Competitive          JNL/S&P
                                         Value Equity           Midcap           JNL/S&P 4         Advantage         Disciplined
                                          Portfolio      Growth Portfolio(d)    Portfolio(c)     Portfolio(c)    Growth Portfolio(a)
                                       ---------------   -------------------   --------------   --------------   -------------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                          $ 22.095438          $ 8.805954         $ 9.921241       $ 9.917140         $ 10.534013
   Total Return *                            -6.66%              -1.85%             -1.84%***        -1.88%***           -0.78%***
   Ratio of Expenses **                       1.10%               1.00%              1.15%            1.15%               1.15%

Period ended December 31, 2006

   Unit Value                          $ 23.672826          $ 8.971582                n/a              n/a                 n/a
   Total Return *                            11.79%               4.68%               n/a              n/a                 n/a
   Ratio of Expenses **                       1.10%               1.00%               n/a              n/a                 n/a

Period ended December 31, 2005

   Unit Value                          $ 21.175540          $ 8.570161                n/a              n/a                 n/a
   Total Return *                             9.10%***           11.57%***            n/a              n/a                 n/a
   Ratio of Expenses **                       1.10%               1.00%               n/a              n/a                 n/a

Period ended December 31, 2004

   Unit Value                          $ 20.312647          $ 7.665919                n/a              n/a                 n/a
   Total Return *                             8.50%              17.27%               n/a              n/a                 n/a
   Ratio of Expenses **                       1.15%               1.15%               n/a              n/a                 n/a

Period ended December 31, 2003

   Unit Value                          $ 18.720938          $ 6.537242                n/a              n/a                 n/a
   Total Return *                            23.13%              31.94%               n/a              n/a                 n/a
   Ratio of Expenses **                       1.15%               1.15%               n/a              n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Units value disclosed are as of November 30, 2007.

(e)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                JNL/            JNL/
                                             JNL/             JNL/PIMCO       JNL/PIMCO     PPM America      PPM America
                                         Oppenheimer         Real Return    Total Return    Core Equity      High Yield
                                      Growth Portfolio(b)   Portfolio(a)   Bond Portfolio    Portfolio    Bond Portfolio(e)
                                      -------------------   ------------   --------------   -----------   -----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)               $      -           $ 75,390       $ 598,012       $  75,771        $ 267,490
   Units Outstanding (in thousands)               -              6,906          40,603           4,013           20,646
   Investment Income Ratio *                   7.74%              0.00%           5.28%           0.32%            7.54%

Period ended December 31, 2006

   Net Assets (in thousands)               $ 26,961                n/a       $ 435,179       $ 103,219        $ 284,124
   Units Outstanding (in thousands)           2,995                n/a          31,702           5,014           21,538
   Investment Income Ratio *                   0.00%               n/a            3.97%           0.36%            7.15%

Period ended December 31, 2005

   Net Assets (in thousands)               $ 24,869                n/a       $ 324,438       $ 118,699        $ 209,499
   Units Outstanding (in thousands)           2,846                n/a          24,289           6,488           17,807
   Investment Income Ratio *                   0.13%               n/a            4.46%           0.76%            7.01%

Period ended December 31, 2004

   Net Assets (in thousands)               $ 21,413                n/a       $ 233,210       $ 135,415        $ 235,740
   Units Outstanding (in thousands)           2,627                n/a          17,736           7,956           20,283
   Investment Income Ratio *                   0.00%               n/a            1.79%           0.57%            0.36%

Period ended December 31, 2003

   Net Assets (in thousands)               $ 16,371                n/a       $ 186,434       $ 149,857              n/a
   Units Outstanding (in thousands)           2,054                n/a          14,871           9,829              n/a
   Investment Income Ratio *                   0.00%               n/a            1.71%           0.32%             n/a

                                           JNL/                                             JNL/S&P
                                       PPM America       JNL/Putnam                       Competitive          JNL/S&P
                                      Value Equity          Midcap           JNL/S&P 4     Advantage        Disciplined
                                        Portfolio    Growth Portfolio(d)   Portfolio(c)   Portfolio(c)   Growth Portfolio(a)
                                      ------------   -------------------   ------------   ------------   -------------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)           $ 119,369          $      -           $ 22,022       $ 6,231          $  15,683
   Units Outstanding (in thousands)        6,245                 -              2,221           629              1,496
   Investment Income Ratio *                0.60%             0.00%              0.00%         0.07%              0.00%

Period ended December 31, 2006

   Net Assets (in thousands)           $ 154,997          $ 31,535                n/a           n/a                n/a
   Units Outstanding (in thousands)        7,582             3,663                n/a           n/a                n/a
   Investment Income Ratio *                0.03%             0.00%               n/a           n/a                n/a

Period ended December 31, 2005

   Net Assets (in thousands)           $ 169,897          $ 31,036                n/a           n/a                n/a
   Units Outstanding (in thousands)        9,315             3,744                n/a           n/a                n/a
   Investment Income Ratio *                0.96%             0.00%               n/a           n/a                n/a

Period ended December 31, 2004

   Net Assets (in thousands)           $ 195,303          $ 28,326                n/a           n/a                n/a
   Units Outstanding (in thousands)       11,118             3,759                n/a           n/a                n/a
   Investment Income Ratio *                1.34%             0.00%               n/a           n/a                n/a

Period ended December 31, 2003

   Net Assets (in thousands)           $ 207,764          $ 22,216                n/a           n/a                n/a
   Units Outstanding (in thousands)       12,884             3,431                n/a           n/a                n/a
   Investment Income Ratio *                1.17%             0.00%               n/a           n/a                n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007.

(e)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                            JNL/S&P             JNL/S&P            JNL/S&P
                                       JNL/S&P            Disciplined       Dividend Income         Growth                JNL/S&P
                                     Disciplined            Moderate           & Growth            Retirement        Intrinsic Value
                                Moderate Portfolio(a)  Growth Portfolio(a)    Portfolio(b)   Strategy  Portfolio(a)    Portfolio(b)
                                ---------------------  -------------------  ---------------  ----------------------  ---------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 10.396421           $ 10.353901        $ 9.755667           $ 10.666237          $ 9.906975
   Total Return *                         2.35%***             -0.92%***          0.38%***              5.69%***           -0.93%***
   Ratio of Expenses **                   3.01%                3.145%             2.71%                 1.05%              2.845%

Period ended December 31, 2006

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2005

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2004

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2003

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

                                       JNL/              JNL/              JNL/               JNL/              JNL/
                                   S&P Managed       S&P Managed        S&P Managed       S&P Managed      S&P Managed
                                   Aggressive        Conservative         Growth            Moderate         Moderate
                                 Growth Portfolio    Portfolio(c)     Growth Portfolio    Portfolio(c)   Growth Portfolio
                                 ----------------    ------------     ----------------  --------------   ----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                    $ 13.234462         $ 10.918213       $ 13.064157      $ 11.675144       $ 12.159040
   Total Return *                       5.13%               2.42%             4.63%            3.81%             4.36%
   Ratio of Expenses **                 3.75%              3.695%             3.80%           3.695%             4.01%

Period ended December 31, 2006

   Unit Value                    $ 12.588579         $ 10.660437       $ 12.486478      $ 11.247113       $ 11.651023
   Total Return *                      11.32%               3.25%***          9.90%            3.88%***         10.48%***
   Ratio of Expenses **                 3.75%              3.695%             3.80%           3.695%             4.01%

Period ended December 31, 2005

   Unit Value                    $ 11.308090         $ 10.304722       $ 11.361577      $ 10.628068       $ 11.030655
   Total Return *                       4.49%               1.62%***          3.44%            4.67%***          2.51%
   Ratio of Expenses **                 3.75%               3.31%             3.80%            3.26%             3.75%

Period ended December 31, 2004

   Unit Value                    $ 10.821744         $ 10.276433       $ 10.983719      $ 10.465081       $ 10.760930
   Total Return *                       6.71%***           -0.01%***          4.36%***         1.24%***          9.35%***
   Ratio of Expenses **                 3.75%               2.96%             3.80%            2.96%             3.75%

Period ended December 31, 2003

   Unit Value                    $ 10.470370                 n/a       $ 10.777273              n/a       $ 10.699272
   Total Return *                       6.79%***             n/a              5.78%***          n/a              3.75%***
   Ratio of Expenses **                 2.91%                n/a              2.91%             n/a              2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                            JNL/S&P             JNL/S&P            JNL/S&P
                                       JNL/S&P            Disciplined       Dividend Income         Growth               JNL/S&P
                                     Disciplined            Moderate           & Growth            Retirement        Intrinsic Value
                                Moderate Portfolio(a)  Growth Portfolio(a)    Portfolio(b)    Strategy Portfolio(a)    Portfolio(b)
                                ---------------------  -------------------  ---------------   ---------------------  ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 10.582996           $ 10.553448        $ 9.766570           $ 10.722463          $ 9.919101
   Total Return *                         3.79%***              4.34%***         -2.62%***              0.17%***           -0.81%***
   Ratio of Expenses **                   1.15%                 1.15%             1.25%                 0.50%               1.25%

Period ended December 31, 2006

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2005

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2004

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2003

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

                                       JNL/              JNL/              JNL/               JNL/             JNL/
                                   S&P Managed        S&P Managed       S&P Managed       S&P Managed      S&P Managed
                                   Aggressive        Conservative         Growth            Moderate         Moderate
                                Growth  Portfolio    Portfolio(c)     Growth Portfolio    Portfolio(c)   Growth Portfolio
                                -----------------    ------------     ----------------  --------------   ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                    $ 17.299623         $ 11.876307       $ 17.157763      $ 12.699683       $ 16.140967
   Total Return *                       8.08%               5.13%             4.78%***         6.55%             7.46%
   Ratio of Expenses **                 1.00%               1.10%             1.00%            1.10%             1.10%

Period ended December 31, 2006

   Unit Value                    $ 16.006541         $ 11.297247       $ 15.805175      $ 11.918971       $ 15.020558
   Total Return *                      14.42%               6.67%            13.33%            9.19%            10.95%
   Ratio of Expenses **                 1.00%               1.10%             1.15%            1.10%             1.10%

Period ended December 31, 2005

   Unit Value                    $ 13.989395         $ 10.590688       $ 13.945611      $ 10.916193       $ 13.538173
   Total Return *                       7.40%               2.60%             6.21%            3.84%             5.25%
   Ratio of Expenses **                 1.00%               1.10%             1.15%            1.10%             1.10%

Period ended December 31, 2004

   Unit Value                    $ 13.025544         $ 10.322593       $ 13.130178      $ 10.512096       $ 12.862656
   Total Return *                      11.50%               0.07%***         10.14%            1.11%***          1.11%***
   Ratio of Expenses **                 1.00%               1.10%             1.15%            1.10%             1.10%

Period ended December 31, 2003

   Unit Value                    $ 11.682366                 n/a       $ 11.921777              n/a       $ 11.834861
   Total Return *                      10.39%***             n/a             20.34%             n/a             16.40%
   Ratio of Expenses **                 1.00%                n/a              1.15%             n/a              1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                              JNL/S&P            JNL/S&P           JNL/S&P
                                       JNL/S&P             Disciplined       Dividend Income        Growth              JNL/S&P
                                      Disciplined            Moderate           & Growth          Retirement         Intrinsic Value
                                 Moderate Portfolio(a)  Growth Portfolio(a)   Portfolio(b)    Strategy Portfolio(a)   Portfolio(b)
                                 ---------------------  -------------------  ---------------  ---------------------  ---------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)           $ 33,591              $ 38,400             $  738              $  815            $ 11,822
   Units Outstanding
   (in thousands)                         3,190                 3,658                 76                  76               1,193
   Investment Income Ratio *               0.00%                 0.00%              0.13%               3.57%               0.09%

Period ended December 31, 2006

   Net Assets (in thousands)                n/a                   n/a                n/a                 n/a                 n/a
   Units Outstanding
   (in thousands)                           n/a                   n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                n/a                   n/a                n/a                 n/a                 n/a

Period ended December 31, 2005

   Net Assets (in thousands)                n/a                   n/a                n/a                 n/a                 n/a
   Units Outstanding
   (in thousands)                           n/a                   n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                n/a                   n/a                n/a                 n/a                 n/a

Period ended December 31, 2004

   Net Assets (in thousands)                n/a                   n/a                n/a                 n/a                 n/a
   Units Outstanding
   (in thousands)                           n/a                   n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                n/a                   n/a                n/a                 n/a                 n/a

Period ended December 31, 2003

   Net Assets (in thousands)                n/a                   n/a                n/a                 n/a                 n/a
   Units Outstanding
   (in thousands)                           n/a                   n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                n/a                   n/a                n/a                 n/a                 n/a

                                           JNL/                 JNL/                                   JNL/               JNL/
                                      S&P Managed           S&P Managed            JNL/           S&P Managed         S&P Managed
                                      Aggressive           Conservative       S&P Managed           Moderate            Moderate
                                   Growth Portfolio        Portfolio(c)     Growth Portfolio       Portfolio(c)     Growth Portfolio
                                 ---------------------  ------------------  ----------------  --------------------  ----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)           $ 606,719            $ 240,837        $ 1,201,073           $ 475,928         $ 1,251,889
   Units Outstanding
   (in thousands)                         37,210               20,751             74,650              38,280              82,230
   Investment Income Ratio *                1.91%                3.16%              1.70%               3.14%               2.24%

Period ended December 31, 2006

   Net Assets (in thousands)           $ 577,628            $ 126,364        $ 1,081,171           $ 284,241         $   993,884
   Units Outstanding
   (in thousands)                         38,011               11,361             71,760              24,211              69,732
   Investment Income Ratio *                0.58%                2.06%              0.98%               2.01%               1.28%

Period ended December 31, 2005

   Net Assets (in thousands)           $ 547,590            $  73,694        $   938,302           $ 140,109         $   759,013
   Units Outstanding
   (in thousands)                         40,948                7,023             69,873              12,958              58,758
   Investment Income Ratio *                0.77%                0.43%              1.19%               0.30%               1.91%

Period ended December 31, 2004

   Net Assets (in thousands)           $ 575,961            $  11,968        $   548,951           $ 886,560         $    17,714
   Units Outstanding
   (in thousands)                         45,907                1,161             44,169              69,610               1,688
   Investment Income Ratio *                0.22%                0.00%              0.63%               0.00%               1.12%

Period ended December 31, 2003

   Net Assets (in thousands)           $ 154,226                  n/a        $   577,237                 n/a         $   382,577
   Units Outstanding
   (in thousands)                         13,574                  n/a             49,481                 n/a              33,042
   Investment Income Ratio *                1.60%                 n/a               2.30%                n/a                2.96%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                JNL/S&P              JNL/S&P
                             Moderate Growth        Moderate              JNL/S&P             JNL/S&P            JNL/S&P
                          Retirement Strategy      Retirement          Retirement 2015    Retirement 2020    Retirement 2025
                              Portfolio(a)     Strategy Portfolio(a)    Portfolio(c)        Portfolio(c)        Portfolio(c)
                          -------------------  ---------------------  ------------------  -----------------  -------------------
Highest expense ratio

Period ended December
   31, 2007

   Unit Value                $ 10.583715          $ 10.460704            $ 11.381800        $ 11.510162        $ 11.665172
   Total Return *                   2.90%***             1.22%***               6.21%             -3.78%***           3.16%***
   Ratio of Expenses **             1.05%                1.05%                  2.76%              2.91%             2.845%

Period ended December
   31, 2006

   Unit Value                        n/a                  n/a            $ 10.716011        $ 10.857985        $ 10.947109
   Total Return *                    n/a                  n/a                   8.03%***           1.07%***          11.83%***
   Ratio of Expenses **              n/a                  n/a                   2.76%              2.61%              2.41%

Period ended December
   31, 2005

   Unit Value                        n/a                  n/a                    n/a                n/a                n/a
   Total Return *                    n/a                  n/a                    n/a                n/a                n/a
   Ratio of Expenses **              n/a                  n/a                    n/a                n/a                n/a

Period ended December
   31, 2004

   Unit Value                        n/a                  n/a                    n/a                n/a                n/a
   Total Return *                    n/a                  n/a                    n/a                n/a                n/a
   Ratio of Expenses **              n/a                  n/a                    n/a                n/a                n/a

Period ended December
   31, 2003

   Unit Value                        n/a                  n/a                    n/a                n/a                n/a
   Total Return *                    n/a                  n/a                    n/a                n/a                n/a
   Ratio of Expenses **              n/a                  n/a                    n/a                n/a                n/a

                                  JNL/
                            S&P Retirement             JNL/S&P            JNL/Select          JNL/Select           JNL/
                                Income              Total Yield            Balanced          Money Market      Select Value
                              Portfolio(c)          Portfolio(b)          Portfolio           Portfolio          Portfolio
                          -------------------  ---------------------  ------------------  -----------------  -------------------
Highest expense ratio

Period ended December
   31, 2007

   Unit Value                $ 10.861365          $ 10.052412            $ 20.974344         $ 9.800591        $ 19.709046
   Total Return *                   0.64%***             0.52%***               3.46%              0.86%              3.91%
   Ratio of Expenses **            2.845%               2.845%                  3.80%              3.75%              3.70%

Period ended December
   31, 2006

   Unit Value                $ 10.467614                  n/a            $ 20.272182         $ 9.716797        $ 18.967476
   Total Return *                   2.80%***              n/a                   9.43%              0.68%             16.54%
   Ratio of Expenses **             2.71%                 n/a                   3.80%              3.75%              3.70%

Period ended December
   31, 2005

   Unit Value                        n/a                  n/a            $ 18.525561         $ 9.651380        $ 16.275491
   Total Return *                    n/a                  n/a                   1.38%             -1.06%              4.23%
   Ratio of Expenses **              n/a                  n/a                   3.80%              3.75%              3.70%

Period ended December
   31, 2004

   Unit Value                        n/a                  n/a            $ 18.272679         $ 9.754873        $ 15.614300
   Total Return *                    n/a                  n/a                   4.59%***          -1.26%***           8.43%***
   Ratio of Expenses **              n/a                  n/a                   3.80%              3.75%              3.70%

Period ended December
   31, 2003

   Unit Value                        n/a                  n/a            $ 18.487002        $ 10.908857        $ 14.258310
   Total Return *                    n/a                  n/a                   5.34%***          -0.88%***           7.99%***
   Ratio of Expenses **              n/a                  n/a                   2.91%              2.80%              2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/S&P             JNL/S&P
                                   Moderate Growth          Moderate                JNL/S&P            JNL/S&P          JNL/S&P
                                 Retirement Strategy       Retirement          Retirement 2015   Retirement 2020   Retirement 2025
                                     Portfolio(a)      Strategy Portfolio(a)      Portfolio(c)      Portfolio(c)      Portfolio(c)
                                 -------------------   ---------------------   ---------------   ---------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 10.639521            $ 10.515865          $ 11.744841       $ 11.912837       $ 12.057863
   Total Return *                         1.38%***               2.24%***             7.96%***          8.21%             0.17%***
   Ratio of Expenses **                   0.50%                  0.50%                1.15%             1.15%             1.15%

Period ended December 31, 2006

   Unit Value                              n/a                    n/a          $ 10.870432       $ 11.009327       $ 11.068092
   Total Return *                          n/a                    n/a                 9.46%***          7.61%***          9.88%***
   Ratio of Expenses **                    n/a                    n/a                 1.25%             1.15%             1.25%

Period ended December 31, 2005

   Unit Value                              n/a                    n/a                  n/a               n/a               n/a
   Total Return *                          n/a                    n/a                  n/a               n/a               n/a
   Ratio of Expenses **                    n/a                    n/a                  n/a               n/a               n/a

Period ended December 31, 2004

   Unit Value                              n/a                    n/a                  n/a               n/a               n/a
   Total Return *                          n/a                    n/a                  n/a               n/a               n/a
   Ratio of Expenses **                    n/a                    n/a                  n/a               n/a               n/a

Period ended December 31, 2003

   Unit Value                              n/a                    n/a                  n/a               n/a               n/a
   Total Return *                          n/a                    n/a                  n/a               n/a               n/a
   Ratio of Expenses **                    n/a                    n/a                  n/a               n/a               n/a

                                        JNL/
                                 S&P Retirement        JNL/S&P         JNL/Select         JNL/Select          JNL/
                                       Income        Total Yield        Balanced         Money Market     Select Value
                                    Portfolio(c)    Portfolio(b)        Portfolio         Portfolio         Portfolio
                                 ---------------   ---------------   ---------------   ---------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                    $ 11.226931       $ 10.064737       $ 29.878778       $ 13.873622       $ 22.712971
   Total Return *                       4.86%***          0.65%***          6.42%             3.69%             6.77%
   Ratio of Expenses **                 1.15%             1.25%             1.00%             1.00%             1.00%

Period ended December 31, 2006

   Unit Value                    $ 10.613478               n/a       $ 28.076791       $ 13.379856       $ 21.272921
   Total Return *                       6.07%***           n/a             12.53%             3.48%            19.72%
   Ratio of Expenses **                 1.25%              n/a              1.00%             1.00%             1.00%

Period ended December 31, 2005

   Unit Value                            n/a               n/a       $ 24.951112       $ 12.930219       $ 17.768770
   Total Return *                        n/a               n/a              4.26%             1.69%             7.08%
   Ratio of Expenses **                  n/a               n/a              1.00%             1.00%             1.00%

Period ended December 31, 2004

   Unit Value                            n/a               n/a       $ 23.932714       $ 12.715315       $ 16.594003
   Total Return *                        n/a               n/a              7.81%***         -0.02%***         13.63%
   Ratio of Expenses **                  n/a               n/a              1.00%             1.00%             1.00%

Period ended December 31, 2003

   Unit Value                            n/a               n/a       $ 21.521726       $ 12.568907       $ 14.603376
   Total Return *                        n/a               n/a             20.18%            -0.69%            15.25%***
   Ratio of Expenses **                  n/a               n/a              1.15%             1.15%             1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/S&P               JNL/S&P
                                       Moderate Growth           Moderate            JNL/S&P         JNL/S&P          JNL/S&P
                                     Retirement Strategy        Retirement       Retirement 2015  Retirement 2020  Retirement 2025
                                         Portfolio(a)     Strategy Portfolio(a)    Portfolio(c)     Portfolio(c)     Portfolio(c)
                                     -------------------  ---------------------  ---------------  ---------------  ---------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)               $ 673                $  295              $ 15,824          $ 8,361         $ 4,777
   Units Outstanding (in thousands)           63                    28                 1,359              710             400
   Investment Income Ratio *                4.37%                 9.07%                 0.56%            0.43%           0.56%

Period ended December 31, 2006

   Net Assets (in thousands)                 n/a                   n/a              $  4,568          $ 1,847         $   939
   Units Outstanding (in thousands)          n/a                   n/a                   422              168              85
   Investment Income Ratio *                 n/a                   n/a                  0.00%            0.00%           0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                 n/a                   n/a                   n/a              n/a             n/a
   Units Outstanding (in thousands)          n/a                   n/a                   n/a              n/a             n/a
   Investment Income Ratio *                 n/a                   n/a                   n/a              n/a             n/a

Period ended December 31, 2004

   Net Assets (in thousands)                 n/a                   n/a                   n/a              n/a             n/a
   Units Outstanding (in thousands)          n/a                   n/a                   n/a              n/a             n/a
   Investment Income Ratio *                 n/a                   n/a                   n/a              n/a             n/a

Period ended December 31, 2003

   Net Assets (in thousands)                 n/a                   n/a                   n/a              n/a             n/a
   Units Outstanding (in thousands)          n/a                   n/a                   n/a              n/a             n/a
   Investment Income Ratio *                 n/a                   n/a                   n/a              n/a             n/a

                                           JNL/
                                      S&P Retirement     JNL/S&P      JNL/Select    JNL/Select        JNL/
                                         Income        Total Yield     Balanced    Money Market   Select Value
                                       Portfolio(c)    Portfolio(b)    Portfolio     Portfolio     Portfolio
                                      --------------   ------------   ----------   ------------   ------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)             $ 29,044        $ 3,265      $ 497,884     $ 618,006      $ 217,135
   Units Outstanding (in thousands)         2,615            325         18,482        48,897          9,897
   Investment Income Ratio *                 1.10%          0.05%          2.57%         4.60%          3.53%

Period ended December 31, 2006

   Net Assets (in thousands)             $  8,220            n/a      $ 413,630     $ 247,194      $ 165,654
   Units Outstanding (in thousands)           777            n/a         16,395        20,137          8,007
   Investment Income Ratio *                 0.00%           n/a           2.69%         4.18%          3.24%

Period ended December 31, 2005

   Net Assets (in thousands)                  n/a            n/a      $ 371,851     $ 129,697      $  79,288
   Units Outstanding (in thousands)           n/a            n/a         16,635        10,933          4,555
   Investment Income Ratio *                  n/a            n/a           3.94%         2.72%          3.32%

Period ended December 31, 2004

   Net Assets (in thousands)                  n/a            n/a      $ 347,227     $  95,569      $  58,415
   Units Outstanding (in thousands)           n/a            n/a         16,217         8,010          3,567
   Investment Income Ratio *                  n/a            n/a           0.11%         0.78%          0.48%

Period ended December 31, 2003

   Net Assets (in thousands)                  n/a            n/a      $ 272,427     $  98,925      $  23,073
   Units Outstanding (in thousands)           n/a            n/a         14,061         8,213          1,590
   Investment Income Ratio *                  n/a            n/a           2.30%         0.47%          0.52%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                     JNL/T.Rowe         JNL/T.Rowe         JNL/T.Rowe
                                 Price Established    Price Mid-Cap       Price Value
                                 Growth Portfolio    Growth Portfolio      Portfolio
                                 -----------------   ----------------   ---------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                     $ 23.914187         $ 33.381368       $ 13.432137
   Total Return *                        5.87%              12.70%            -3.04%
   Ratio of Expenses **                  3.91%               3.91%             3.91%

Period ended December 31, 2006

   Unit Value                     $ 22.588231         $ 29.620681       $ 13.853319
   Total Return *                        9.35%               2.71%            15.43%
   Ratio of Expenses **                  3.91%               3.91%             3.91%

Period ended December 31, 2005

   Unit Value                     $ 20.657198         $ 28.839211       $ 12.001742
   Total Return *                        3.35%***            2.74%***          2.74%***
   Ratio of Expenses **                  3.91%               3.91%             3.91%

Period ended December 31, 2004

   Unit Value                     $ 20.840862         $ 26.410043       $ 11.900897
   Total Return *                        5.44%***           10.12%***         11.32%***
   Ratio of Expenses **                  3.61%               3.86%             3.65%

Period ended December 31, 2003

   Unit Value                     $ 20.889648         $ 25.244956       $ 11.008011
   Total Return *                        5.19%***            7.37%***          9.70%***
   Ratio of Expenses **                  2.91%               2.91%             2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/T.Rowe         JNL/T.Rowe         JNL/T.Rowe
                                       Price Established     Price Mid-Cap      Price Value
                                        Growth Portfolio   Growth Portfolio      Portfolio
                                       -----------------   ----------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                           $ 34.546285         $ 48.224532       $ 16.792708
   Total Return *                              9.01%              16.05%            -0.16%
   Ratio of Expenses **                        1.00%               1.00%             1.00%

Period ended December 31, 2006

   Unit Value                           $ 31.689645         $ 41.556156       $ 16.819769
   Total Return *                             12.57%               5.74%            18.83%
   Ratio of Expenses **                        1.00%               1.00%             1.00%

Period ended December 31, 2005

   Unit Value                           $ 28.151511         $ 39.302036       $ 14.154707
   Total Return *                              5.04%              12.96%             5.09%
   Ratio of Expenses **                        1.00%               1.00%             1.00%

Period ended December 31, 2004

   Unit Value                           $ 26.801645         $ 34.792013       $ 13.468747
   Total Return *                              8.79%              16.86%             9.56%***
   Ratio of Expenses **                        1.00%               1.00%             1.00%

Period ended December 31, 2003

   Unit Value                           $ 24.635871         $ 29.772297       $ 11.742703
   Total Return *                             10.21%***           33.73%***         28.38%
   Ratio of Expenses **                        1.00%               1.00%             1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/T.Rowe         JNL/T.Rowe       JNL/T.Rowe
                                       Price Established     Price Mid-Cap    Price Value
                                        Growth Portfolio   Growth Portfolio    Portfolio
                                       -----------------   ----------------   -----------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)               $ 558,543          $ 510,648        $ 367,321
   Units Outstanding (in thousands)           18,570             12,275           22,938
   Investment Income Ratio *                    1.07%              1.71%            2.29%

Period ended December 31, 2006

   Net Assets (in thousands)               $ 366,621          $ 395,854        $ 323,913
   Units Outstanding (in thousands)           13,352             11,280           20,028
   Investment Income Ratio *                    0.13%              0.80%            1.26%

Period ended December 31, 2005

   Net Assets (in thousands)               $ 345,756          $ 380,759        $ 254,751
   Units Outstanding (in thousands)           14,267             11,678           18,573
   Investment Income Ratio *                    0.21%              0.29%            2.00%

Period ended December 31, 2004

   Net Assets (in thousands)               $ 323,719          $ 357,292        $ 240,614
   Units Outstanding (in thousands)           14,111             12,521           18,259
   Investment Income Ratio *                    0.39%              0.00%            0.73%

Period ended December 31, 2003

   Net Assets (in thousands)               $ 295,390          $ 297,243        $ 158,100
   Units Outstanding (in thousands)           14,145             12,385           13,554
   Investment Income Ratio *                    0.03%              0.00%            0.76%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account I (Separate Account) as listed in Note 1 of the financial statements as of December 31, 2007, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2007 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts within Jackson National Separate Account I as listed in Note 1 of the financial statements as of December 31, 2007, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 25, 2008

                                                               [GRAPHIC OMITTED]


                                                 Jackson National Life Insurance
                                                        Company and Subsidiaries


                                               Consolidated Financial Statements

                                                               December 31, 2007

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2007

----------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                    1



Consolidated Balance Sheets                                                2



Consolidated Income Statements                                             3



Consolidated Statements of Stockholder's Equity and Comprehensive Income   4



Consolidated Statements of Cash Flows                                      5



Notes to Consolidated Financial Statements                                 6

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "Jackson") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent"), which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

     The  consolidated   financial   statements  include  the  accounts  of  the
     following:

     o Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Jackson National Life (Bermuda) LTD and Life Insurance Company of Georgia ("Life of Georgia") from May 31, 2005 to December 31, 2005, when it was merged with Jackson;

     o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

     o    Wholly owned insurance agency: JNL Southeast Agency, LLC;

     o    PGDS (US One) LLC, a wholly owned  subsidiary,  was created in 2006 to
          provide  information   technology  services  to  Jackson  and  certain
          affiliates;

     o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by Jackson. Jackson was the primary beneficiary of Tuscany until February 2007, when Tuscany was dissolved;

     o Other partnerships, limited liability companies and variable interest entities in which Jackson has a controlling interest or is deemed the primary beneficiary.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

     The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities and which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits;
     6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments; and 7) assumptions and estimates associated with the Company's tax positions which impact the amount of recognized tax benefits recorded by the Company.

     CHANGES IN ACCOUNTING PRINCIPLES
     In February 2007, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("FAS") No. 159, "Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159, which is effective for fiscal years beginning after November 15, 2007, allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement. Adoption will not have an initial impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109 ("FIN 48") concurrent with Prudential's adoption of FIN
     48. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. There was no change in the liability for unrecognized tax benefits resulting from the implementation of FIN 48 and, therefore, the Company did not recognize a cumulative effect adjustment to the balance of retained earnings as of January 1, 2007. The Company does not have a liability for tax exposure reserves as of December 31, 2007 and 2006, and does not anticipate any material change in the total amount of unrecognized tax benefits over the subsequent 12-month period. The adoption did not have an initial impact on the Company's consolidated financial statements.

     In September 2006, FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"), which establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement. FAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. FAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs in situations where there is little or no market activity for the asset or liability. In addition, FAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. FAS 157 will be applied prospectively and is effective for fiscal years beginning after November 15, 2007. Retrospective application is required for certain financial instruments as a cumulative effect adjustment to the opening balance of retained earnings. Jackson has not yet quantified the impact of adoption on the Company's consolidated financial statements.

     In April 2006, the FASB issued FASB Staff Position ("FSP") on Interpretation 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). The FSP affects the identification of which entities are Variable Interest Entities ("VIE") through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities. The new requirements need not be applied to entities that have previously been analyzed under FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" (revised) ("FIN 46R") unless a reconsideration event occurs. The adoption of this guidance did not have an initial impact on the Company's consolidated financial statements.

     In February 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement, effective for financial instruments acquired or issued after the beginning of an entity's first fiscal year after September 15, 2006, allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS No. 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 did not have an initial impact on the Company's consolidated financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred
     Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquisition costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications resulting in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have an initial impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued FAS No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 did not have an initial impact on the Company's consolidated financial statements.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper and money market instruments, are carried at amortized cost. These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $494.2 million and $504.9 million as of December 31, 2007 and 2006, respectively.

     All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities, which include common stocks, non-redeemable preferred stocks and shares of mutual funds purchased as seed money supporting newly established variable funds are generally carried at fair value. Equities are reduced to fair value for declines in fair value considered to be other than temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities primarily consist of private equity securities and investments in mutual funds that support liabilities of the Company's non-qualified voluntary deferred compensation plans. Trading securities are carried at fair value with changes in value included in net investment income. During 2007, 2006 and 2005, $44.6 million, $26.3 million and $5.4 million of investment income was recognized on trading securities held at December 31, 2007, 2006 and 2005, respectively.

     Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, Jackson had an investment of $81.5 million and $72.7 million as of December 31, 2007 and 2006, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which it is not the primary beneficiary.

     Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and sales inducements, are excluded from net income and included as a component of other comprehensive income (loss) and stockholder's equity.

     DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, forwards, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     The Company generally uses free-standing derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The Company generally does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount and are used for hedging purposes. Interest rate swaps are carried at fair value and included in other invested assets or other liabilities.

     Spread cap options, with maturities of up to five years, are used as a macro-economic hedge against declining interest rates. Jackson receives quarterly settlements based on the spread between the 2-year and the 10-year constant maturity swap rates in excess of a specified spread. Spread cap options are carried at fair value and included in other invested assets.

     Forwards consist of interest rate spreadlock agreements, in which the Company locks in the forward interest rate differential between a swap and the corresponding U.S. Treasury security. The forwards are held for investment purposes and are included in other invested assets. The Company had no forwards at December 31, 2007 or 2006.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties ("linked put-swaptions"). Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Due to the right of offset, linked put-swaptions are presented at net fair value in either other invested assets or other liabilities. Non-linked put-swaptions are carried at fair value and included in other invested assets.

     Equity index futures contracts and equity index call and put options, which are used to hedge the Company's obligations associated with its index linked annuities and guarantees in variable annuity products, are included in other invested assets or other liabilities. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

     Credit default swaps, with maturities up to five years, represent agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a "default event" occurs in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value and are included in either other invested assets or other liabilities.

     Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are included at fair value in either other invested assets or other liabilities.

     Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included at fair value in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred acquisition costs have been increased by $98.8 million and decreased by $43.2 million at December 31, 2007 and 2006, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred sales inducements have been increased by $13.7 million and decreased by $16.5 million at December 31, 2007 and 2006, respectively, to reflect this adjustment.

     VALUE OF ACQUIRED INSURANCE
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years and was fully amortized as of December 31, 2006.

     FEDERAL INCOME TAXES
     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions. With few exceptions, the Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2004.

     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     Jackson files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and Life Insurance Company of Georgia (for the period from May 19, 2005 through December 31,
     2005). Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of Jackson. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for index linked annuities is based on two components,
     1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     Jackson and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. Carrying values totaled $1.6 billion and $1.7 billion at December 31, 2007 and 2006, respectively.

     Jackson and Jackson National Life Global Funding have established a $9 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of Funding Agreements. The carrying values at December 31, 2007 and 2006 totaled $3.6 billion and $3.5 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     FEDERAL HOME LOAN BANK ADVANCES
     Jackson is a member of the regional Federal Home Loan Bank of Indianapolis ("FHLB") primarily for the purpose of participating in its mortgage-collateralized loan advance program. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. Advances are in the form of short-term notes or funding agreements issued to FHLB. At December 31, 2007 and 2006, Jackson held $82.5 million and $30.0 million, respectively, in FHLB capital stock, supporting $1,650.0 million and $600.0 million, respectively, in funding agreements and short-term borrowings.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $29,758.4 million and $22,113.5 million at December 31, 2007 and 2006, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $153.8 million and $130.5 million at December 31, 2007 and 2006, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management and 12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

     The Company received $16.0 million from a class action settlement against certain underwriters of WorldCom securities. This settlement was recorded in other income in 2006.

3.   ACQUISITIONS

     On May 18, 2005, Brooke Life purchased, in exchange for $260.7 million in cash, 100% of the interest in Life of Georgia, a life insurance company domiciled in Georgia, from ING Groep, N.V. ("ING"). Direct costs of $4.4 million were capitalized in connection with the acquisition. On May 31, 2005, Brooke Life contributed 100% of its interest in Life of Georgia to Jackson. The acquisition expanded Jackson's life insurance base while taking advantage of Jackson's low cost structure. The results of Life of Georgia's operations have been included in these consolidated financial statements since acquisition. On December 31, 2005, Life of Georgia was merged into Jackson.

     The preliminary purchase price was subject to post-closing adjustments and was initially allocated to the assets acquired and liabilities assumed using management's best estimate of fair value as of the acquisition date. In 2006, an arbitrator ruled in Jackson's favor on certain purchase price adjustments. As a result of this determination and other previously settled amounts, the purchase price was reduced by $11.7 million within the purchase price allocation period.

     As of December 31, 2005, Jackson recorded in other assets the value of business acquired totaling $1.1 million. As a result of subsequent purchase price adjustments, this asset was reversed in 2006 and the remaining adjustment resulted in negative goodwill, which was recorded as an extraordinary gain of $8.9 million.

     The following table summarizes the fair value of the assets acquired and liabilities assumed, as adjusted (in thousands):

                                                                OPENING
                                                             BALANCE SHEET
                                                           -------------------
Cash and short-term investments                                      $ 86,670
Fixed maturities                                                    1,612,767
Other invested assets                                                  78,129
Accrued investment income                                              21,516
Deferred income taxes                                                   7,868
Other assets                                                           12,609
                                                           -------------------
                                                           -------------------
Total assets acquired                                             $ 1,819,559
                                                           ===================

Reserves for future policy benefits and claims payable              $ 881,083
Deposits on investment contracts                                      656,161
Other liabilities                                                      20,820
                                                           -------------------
                                                           -------------------
Total liabilities assumed                                         $ 1,558,064
                                                           ===================

Net assets acquired                                                 $ 261,495
                                                           ===================

Adjusted purchase price                                             $ 253,459
                                                           ===================
Extraordinary gain on purchase, net of tax benefit                    $ 8,944
                                                           ===================

The following table summarizes Jackson's unaudited pro forma results of operations for the year ended December 31, 2005, assuming the business acquisition had occurred at the beginning of 2005 (in thousands):

-------------------------------------------------------------------------
                                                      UNAUDITED PRO FORMA
-------------------------------------------------------------------------
Revenues                                             $ 4,013,031
-------------------------------------------------------------------------
Total benefits and expenses                            2,976,945
-------------------------------------------------------------------------
Pretax income from continuing operations               1,035,164
-------------------------------------------------------------------------
Net income                                               675,841
-------------------------------------------------------------------------

The 2005 pro forma amounts include the effects of certain non-recurring restructuring transactions effected by Life of Georgia prior to the acquisition. These transactions included transferring certain assets and liabilities to ING affiliates, resulting in revenue of $120.8 million, expenses of $17.0 million, pretax income from operations of $103.8 million and net income of $67.5 million.

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Estimates of fair value for fixed maturity securities are primarily based on or derived from observable valuation inputs, such as broker-dealer quotes, market interest rates, credit quality spreads and liquidity premiums. Market prices obtained from independent pricing services, if available, are used as estimates of fair value, otherwise estimates are developed internally.

     At December 31, 2007 and 2006, fixed maturity securities valued internally had an amortized cost of $5.8 billion and $5.7 billion, respectively, and an estimated fair value of $5.8 billion and $5.7 billion, respectively. Estimates of fair value for these fixed maturities are based on the observable valuation inputs described above, with the exception of certain very illiquid asset-backed securities, which are based on internally derived estimates of future cash flows discounted at current market rates. The amortized cost and fair value of these very illiquid asset-backed securities were $332.8 million and $339.8 million, respectively, at December 31, 2007 and $343.7 million and $344.4 million, respectively, at December 31, 2006.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values. Certain public stock positions are fair valued at a discount to their exchange-traded price due to lock-up trading restrictions imposed in connection with initial public offerings. A discount of 15% was applied to two positions at December 31, 2007 totaling $8.6 million and discounts of 10% and 15% were applied to two positions at December 31, 2006 totaling $3.3 million.

     COMMERCIAL MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows at current market rates. The fair value of mortgages approximated $5,755.9 million and $5,373.1 million at December 31, 2007 and 2006, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVE INSTRUMENTS:
     Fair values for interest rate swaps, cross-currency swaps, put-swaptions, spread cap options, forwards and total return swaps are determined using estimates of future cash flows discounted at current market rates. Fair values for futures are based on exchange-traded prices. Fair values for equity index call and put options are determined using Black-Scholes option valuation methodologies. Fair values for credit default swaps are based on quoted market prices.

     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions. Beginning in 2007, the Company offers a guaranteed minimum accumulation benefit on some variable annuity plans. Sales have been minimal as of December 31, 2007.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. The net settlement is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the fair value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of the annuity reserves approximated $27.1 billion and $25.9 billion, respectively, at December 31, 2007 and $28.5 billion and $27.7 billion, respectively, at December 31, 2006.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.0 billion at both December 31, 2007 and 2006.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.2 billion at both December 31, 2007 and 2006.

     FEDERAL HOME LOAN BANK FUNDING AGREEMENTS:
     Fair value of the FHLB funding agreements is based on future cash flows discounted at current interest rates. The fair value of the FHLB funding agreements approximated $1,415.2 million and $597.4 million at December 31, 2007 and 2006, respectively.

     BORROWINGS:
     Carrying value of the short-term borrowings from Parent of $32.0 million at December 31, 2007 is considered a reasonable estimate for fair value due to the short-term maturity. Carrying value of the FHLB short-term notes of $250.0 million at December 31, 2007 is considered a reasonable estimate for fair value due to the short-term maturity and monthly interest rate reset. Fair value of other borrowings is based on future cash flows discounted at current interest rates. Carrying value and fair value approximated $270.4 million and $311.3 million, respectively, at December 31, 2007, and $402.3 million and $461.5 million, respectively, at December 31, 2006.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The aggregate fair value approximated $28.0 billion and $20.9 billion at December 31, 2007 and 2006, respectively.

5.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, utility and government bonds, asset-backed securities and mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2007, classified by rating categories as assigned by nationally recognized statistical rating organizations ("NRSRO"), the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2007, the carrying value of investments rated by the Company's affiliated investment advisor totaled $756.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                   PERCENT OF TOTAL
                                                   FIXED MATURITIES
INVESTMENT RATING                                  DECEMBER 31, 2007
                                                 ----------------------
AAA                                                              25.2%
AA                                                                9.8%
A                                                                26.4%
BBB                                                              33.7%
                                                 ----------------------
                                                 ----------------------
Investment grade                                                 95.1%
                                                 ----------------------
BB                                                                3.8%
B and below                                                       1.1%
                                                 ----------------------
Below investment grade                                            4.9%
                                                 ----------------------
Total fixed maturities                                          100.0%
                                                 ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were zero and $0.1 million, respectively, at December 31, 2007. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2007 were zero and $0.1 million, respectively, and for the 12 months preceding December 31, 2006 were $4.0 million and $4.1 million, respectively.

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows (in thousands):

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2007                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                          $ 11,664             $ 376                $ -         $ 12,040
Foreign governments                                  1,339               343                  -            1,682
Public utilities                                 2,066,395            50,330             17,537        2,099,188
Corporate securities                            23,639,876           417,174            534,342       23,522,708
Asset-backed securities                         11,600,864           131,850            317,688       11,415,026
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 37,320,138         $ 600,073          $ 869,567     $ 37,050,644
                                            ===============   ===============   ================  ===============

Equities                                         $ 299,050          $ 17,260              $ 580        $ 315,730
                                            ===============   ===============   ================  ===============

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2006                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                          $ 11,693               $ -              $ 281         $ 11,412
Foreign governments                                  1,341               314                  -            1,655
Public utilities                                 2,753,801            62,651             26,298        2,790,154
Corporate securities                            25,220,870           530,472            351,648       25,399,694
Asset-backed securities                         10,035,281           122,647            120,937       10,036,991
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 38,022,986         $ 716,084          $ 499,164     $ 38,239,906
                                            ===============   ===============   ================  ===============

Equities                                         $ 107,750          $ 13,843                $ -        $ 121,593
                                            ===============   ===============   ================  ===============

     The amortized cost and fair value of fixed maturities at December 31, 2007, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                              Amortized
                                              Cost                Fair Value
                                            ---------------   ----------------
Due in 1 year or less                            $ 787,333          $ 791,467
Due after 1 year through 5 years                 9,510,533          9,677,164
Due after 5 years through 10 years              11,808,524         11,583,356
Due after 10 years through 20 years              2,486,502          2,479,043
Due after 20 years                               1,126,382          1,104,588
Asset-backed securities                         11,600,864         11,415,026
                                            ---------------   ----------------
Total                                         $ 37,320,138       $ 37,050,644
                                            ===============   ================


     U.S. Treasury securities with a carrying value of $4.0 million and $10.7 million at December 31, 2007 and 2006, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

     The fair value and the amount of gross unrealized losses included in accumulated other comprehensive income (loss) in stockholder's equity were as follows (in thousands):

--------------------------------------------------------------------------------------------------------------------------
                                         LESS THAN 12 MONTHS            12 MONTHS OR LONGER         TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                      GROSS                          GROSS                        GROSS
                                   UNREALIZED                     UNREALIZED                   UNREALIZED
DECEMBER 31, 2007                    LOSSES        FAIR VALUE       LOSSES       FAIR VALUE      LOSSES        FAIR VALUE
--------------------------------------------------------------------------------------------------------------------------
Public utilities                       $ 885        $ 226,092     $ 16,652       $ 666,783     $ 17,537         $ 892,875
Corporate securities                 225,670        5,771,382      308,672       7,277,319      534,342        13,048,701
Asset-backed securities              177,235        3,358,791      140,453       3,154,953      317,688         6,513,744
  Subtotal - fixed maturities        403,790        9,356,265      465,777      11,099,055      869,567        20,455,320
Equities                                 580           68,174            -               -          580            68,174
Total temporarily impaired
  securities                       $ 404,370      $ 9,424,439    $ 465,777     $11,099,055     $870,147      $ 20,523,494
-------------------------------==============-================-============-===============-============-=================


--------------------------------------------------------------------------------------------------------------------------
                                    LESS THAN 12 MONTHS            12 MONTHS OR LONGER         TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                   GROSS                          GROSS                        GROSS
                                UNREALIZED                     UNREALIZED                   UNREALIZED
DECEMBER 31, 2006                 LOSSES        FAIR VALUE       LOSSES       FAIR VALUE      LOSSES        FAIR VALUE
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities            $ 27          $ 3,063        $ 254         $ 7,280        $ 281          $ 10,343
Public utilities                   2,182          513,145       24,116         964,937       26,298         1,478,082
Corporate securities              48,919        3,869,151      302,729      10,212,760      351,648        14,081,911
Asset-backed securities            8,642        2,129,328      112,295       3,740,046      120,937         5,869,374
  Subtotal - fixed maturities     59,770        6,514,687      439,394      14,925,023      499,164        21,439,710
Equities                               -                -            -               -            -                 -
Total temporarily impaired
  securities                    $ 59,770      $ 6,514,687    $ 439,394     $14,925,023     $499,164      $ 21,439,710
-------------------------------==============-================-============-===============-============-=================

     The Company defines its exposure to subprime mortgages as investments in securities collateralized by residential mortgage loans in which the underlying borrowers have a FICO score of 659 or lower. The Company's amortized cost and fair value of mortgage-backed securities collateralized by subprime mortgages were $496.2 million and $473.1 million, respectively, at December 31, 2007. All investments in subprime related mortgage-backed securities are AAA rated by at least one NRSRO. The Company's amortized cost and fair value of mortgage-backed securities collateralized by Alt-A mortgages were $1,397.7 million and $1,314.1 million, respectively, at December 31, 2007. All investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO.

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in fair value and the Company's intent and ability to hold a security to recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income (loss) in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the consolidated income statements.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on other than high quality asset-backed securities are other-than-temporary. In general, the Company considers an asset-backed security as other than high quality if it is not rated investment grade by at least one NRSRO. The Company regularly updates estimates of cash flows on impaired other than high quality asset-backed securities and, in accordance with EITF 99-20, if there has been an adverse change, an impairment charge is recorded in the consolidated income statement.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income (loss) may be recognized in the consolidated income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity and realize a loss.

     Based on ratings by nationally recognized statistical rating organizations, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2007, 79.7% were investment grade, 6.5% were below investment grade and 13.8% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 22.2% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2007, the industries representing the larger unrealized losses included financial services (16.6% of fixed maturities gross unrealized losses) and energy (6.7%). The largest unrealized loss related to a single corporate obligor was $21.8 million at December 31, 2007.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2007 were as follows (in thousands):

Less than one year                                                  $ 948
One to five years                                                 108,441
Five to ten years                                                 323,328
More than ten years                                               119,162
Asset-backed securities                                           317,688
                                                       ------------------
Total gross unrealized losses                                   $ 869,567
                                                       ==================


     COMMERCIAL MORTGAGE LOANS
     Commercial mortgage loans are reported net of allowance for loan losses of $13.4 million and $13.1 million at December 31, 2007 and 2006, respectively. At December 31, 2007, mortgage loans were collateralized by properties located in 37 states. Jackson's mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans.

     SECURITIZATIONS
     In November 2003, Jackson executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. Jackson's carrying value in securities issued by Piedmont totaled $546.2 million and $636.6 million at December 31, 2007 and 2006, respectively, and was included in asset-backed securities.

     OTHER INVESTED ASSETS
     Other invested assets primarily include investments in 1) limited partnerships, 2) derivative instruments with positive fair values and 3) real estate. Investments in limited partnerships have carrying values of $651.1 million and $479.9 million at December 31, 2007 and 2006, respectively. Real estate totaling $118.9 million and $109.0 million at December 31, 2007 and 2006, respectively, includes foreclosed properties with a book value of $10.9 million and $10.5 million at December 31, 2007 and 2006, respectively. Limited partnership income recognized by the Company was $177.9 million, $120.3 million and $162.6 million in 2007, 2006 and 2005, respectively.

     The fair value of free-standing derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps, spread cap options and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

     A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows (in thousands):

------------------------------------------------------------------------------------------------------------------
                                                     DECEMBER 31, 2007
                                    OTHER INVESTED ASSETS         OTHER LIABILITIES
------------------------------------------------------------------------------------------------------------------
                               CONTRACTUAL/                         CONTRACTUAL/                             NET
                                NOTIONAL             FAIR             NOTIONAL             FAIR              FAIR
                                 AMOUNT              VALUE             AMOUNT              VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps          $ 1,198,115         $ 230,759               $ -               $ -         $ 230,759
Credit default swaps                6,000               287            40,000              (797)             (510)
Equity index call
  options                       1,038,700            93,984            22,718           (17,130)           76,854
Equity index put
  options                       7,250,000            97,973                 -                 -            97,973
Spread cap options             10,000,000           229,887                 -                 -           229,887
Put-swaptions                  51,000,000            53,160         2,000,000                (1)           53,159
Futures                                 -                 -           738,600           (10,125)          (10,125)
Total return swaps                450,000            11,349                 -                 -            11,349
Interest rate swaps             3,400,000            58,877         7,140,000          (285,551)         (226,674)
------------------------------------------------------------------------------------------------------------------
Total                        $ 74,342,815         $ 776,276       $ 9,941,318        $ (313,603)        $ 462,673
--------------------------================--================--================--================--================
--------------------------================--================--================--================--================


------------------------------------------------------------------------------------------------------------------
                                                     DECEMBER 31, 2006
                                OTHER INVESTED ASSETS         OTHER LIABILITIES
------------------------------------------------------------------------------------------------------------------
                           CONTRACTUAL/                        CONTRACTUAL/                             NET
                             NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                              AMOUNT             VALUE            AMOUNT             VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps          $ 1,051,577         $ 215,382          $ 50,000          $ (1,789)        $ 213,593
Credit default swaps                    -                 -            36,000               (59)              (59)
Equity index call
  options                       1,140,750           108,472            22,718            (5,446)          103,026
Equity index put
  options                       5,300,000            32,837                 -                 -            32,837
Put-swaptions                  26,500,000             9,559        23,000,000              (459)            9,100
Futures                                 -                 -           535,650            (1,238)           (1,238)
Total return swaps                450,000            24,632           127,000           (13,470)           11,162
Interest rate swaps             4,710,105           104,899         3,890,000          (156,495)          (51,596)
------------------------------------------------------------------------------------------------------------------
Total                        $ 39,152,432         $ 495,781      $ 27,661,368        $ (178,956)        $ 316,825
--------------------------================--================--================--================--================

     SECURITIES LENDING
     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2007 and 2006, the estimated fair value of loaned securities was $215.2 million and $306.5 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $225.5 million and $235.9 million at December 31, 2007 and 2006, respectively, was invested by the agent bank and included in short-term investments of the Company. Securities lending payable is included in liabilities for cash collateral received. Other collateral received, generally in the form of securities, totaled zero and $89.2 million at December 31, 2007 and 2006, respectively. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

6.   INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category were as follows (in thousands):

------------------------------------------------------------------------------
                                          YEARS ENDED DECEMBER 31,
                                   2007              2006               2005
------------------------------------------------------------------------------
Fixed maturities               $2,320,597        $2,363,953        $2,340,984
Commercial mortgage loans         328,830           329,047           317,468
Limited partnerships              177,941           120,320           162,550
Other investment income           158,062           137,363            95,229
  Total investment income       2,985,430         2,950,683         2,916,231
Less investment expenses          (39,914)          (45,896)          (36,791)
------------------------------------------------------------------------------
  Net investment income        $2,945,516        $2,904,787        $2,879,440
--------------------------================--================---===============

     Risk management activity, including gains (losses) and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):

-----------------------------------------------------------------------------------------
                                                   YEARS ENDED DECEMBER 31,
                                               2007              2006               2005
-----------------------------------------------------------------------------------------
Interest rate swaps                       $ (167,141)        $ 106,907         $ 160,250
Forwards                                           -                 -             6,891
Put-swaptions                                 33,710           (10,572)           (3,093)
Futures                                       14,382           (40,993)            4,086
Equity index call options                       (850)           33,460             4,548
Equity index put options                      31,439           (64,046)          (19,757)
Total return swaps                            (9,180)           10,486                 -
Spread cap options                           194,444                 -                 -
Fixed index annuity embedded derivatives     (27,623)         (154,696)          (20,247)
Credit default swaps                            (653)            1,447                 -
Variable annuity embedded derivatives        (32,070)           12,780            37,149
-----------------------------------------------------------------------------------------
  Risk management activity                  $ 36,458        $ (105,227)        $ 169,827
------------------------------------------===========--================---===============
------------------------------------------===========--================---===============

     Net realized gains (losses) on investments and capital assets were as follows (in thousands):

------------------------------------------------------------------------------
                                         YEARS ENDED DECEMBER 31,
                               2007              2006               2005
------------------------------------------------------------------------------
Sales of fixed maturities
  Gross gains                $ 128,634        $ 96,911             $ 85,648
  Gross losses                (163,380)       (113,800)             (53,395)
Sales of equities
  Gross gains                      261           7,796               25,243
  Gross losses                    (44)          (1,562)                (93)
Sales of real estate
  Gross gains                       -                -                  19
Sales of capital assets         4,350                -                   -
Impairment losses             (60,395)         (47,055)            (44,438)
  Total                     $ (90,574)       $ (57,710)           $ 12,984
---------------------------===============--================---===============

     Net realized gains (losses) on investments, net of amounts allocated to minority interest, totaled $(93.1) million, $(66.7) million and $12.0 million in 2007, 2006 and 2005, respectively.

7.   VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force. The value of acquired insurance in-force was fully amortized as of December 31, 2006.

     The amortization of acquired insurance was as follows (in thousands):

                                                  2006              2005
--------------------------------------------------------------------------------
Value of acquired insurance:
Balance, beginning of year                      $ 23,578          $ 45,768
Interest, at rates varying from 6.5% to 9.5%       1,108             3,258
Amortization                                     (24,686)          (25,448)
Balance, end of year                            $ -               $ 23,578
-----------------------------------------------================--===============

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit ("GMDB")), annuitization (guaranteed minimum income benefit ("GMIB")), at specified dates during the accumulation period (guaranteed minimum withdrawal benefit ("GMWB")) or at the end of a specified period (guaranteed minimum accumulation benefit ("GMAB")).


     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in increase in reserves, net of reinsurance in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     At December 31, 2007 and 2006, the Company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

                                                                                                                          Average
DECEMBER 31, 2007                                                                                                         Period
                                                                                                        Weighted          until
                                                           Minimum       Account     Net Amount          Average         Expected
                                                           Return         Value        at Risk        Attained Age     Annuitization
------------------------------------------------------------------------------------------------------------------------------------
Return of net deposits plus a minimum return
       GMDB                                                0% - 5%     $ 22,618.6    $ 1,234.5         63.6 years
       GMIB                                                0% - 6%      $ 2,650.7       $ 87.2                             6.7 years
       GMWB - Premium only                                              $ 5,646.3       $ 12.5
       GMWB - For life                                     0% - 5%      $ 1,032.9       $ 1.2
       GMAB - Premium only                                                 $ 19.1       $ 0.1
Highest specified anniversary account value minus
     withdrawals post-anniversary
       GMDB                                                             $ 4,791.8   $ 129.7  8         62.0 years
       GMWB - Highest anniversary only                                  $ 3,164.6    $ 65.7  6
       GMWB - For life                                                  $ 1,690.1   $ 37.5  .1
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
       GMDB                                                0% - 5%      $ 2,310.0    $ 48.4  0         64.1 years
       GMWB - For life                                     0% - 5%      $ 3,348.7       $ 81.7


                                                                                                                          Average
DECEMBER 31, 2006                                                                                                         Period
                                                                                                        Weighted           until
                                                           Minimum       Account     Net Amount          Average         Expected
                                                           Return         Value        at Risk        Attained Age     Annuitization
------------------------------------------------------------------------------------------------------------------------------------
Return of net deposits plus a minimum return
       GMDB                                                0% - 5%     $ 17,035.7    $ 1,218.4        63.3 years
       GMIB                                                0% - 6%      $ 2,521.8       $ 21.4                             7.4 years
       GMWB - Premium only                                              $ 4,927.9        $ 0.3
       GMWB - For life                                     0% - 5%        $ 996.7        $ 0.1
Highest specified anniversary account value minus
     withdrawals post-anniversary
       GMDB                                                             $ 3,265.8       $ 44.9         61.6 years
       GMWB - Highest anniversary only                                  $ 1,853.6        $ 1.2
       GMWB - For life                                                    $ 543.3        $ 0.2
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
       GMDB                                                0% - 5%      $ 1,785.7        $ 4.8         63.8 years
       GMWB - For life                                     0% - 5%        $ 961.8        $ 0.3

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

-------------------------------------------------------------------------
                                                    DECEMBER 31,
-------------------------------------------------------------------------
-------------------------------------------------------------------------
FUND TYPE:                                       2007           2006
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Equity                                         $ 24,744.1     $ 18,937.5
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Bond                                              1,881.2        1,508.1
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Balanced                                          2,445.5        1,373.4
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Money market                                        651.2          269.1
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Total                                          $ 29,722.0     $ 22,088.1
---------------------------------------------=============--=============
---------------------------------------------=============--=============

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

                                                2007       2006         2005
                                           ----------- ---------- ------------
Balance at January 1                           $ 56.6     $ 37.0       $ 42.0
Incurred guaranteed benefits                     86.7       43.6         21.2
Paid guaranteed benefits                        (25.3)     (24.0)       (26.2)
                                           ----------- ---------- ------------
Balance at December 31                        $ 118.0     $ 56.6       $ 37.0
                                           =========== ========== ============
Balance at December 31, net of reinsurance      $ 4.6      $ 1.9        $ 0.8
                                           =========== ========== ============

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In 2007, the Company lowered lapse rate assumptions for policies with deep in-the-money GMDB benefits.

     The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2007 and 2006 (except where noted):

     1)   Use of a series of deterministic investment performance scenarios.
     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
     3)   Mortality equal to 80.0% of the Annuity 2000 table.
     4) Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 50.0%, with an average of 6.0% during the surrender charge period and 11.0% thereafter at December 31, 2007 and from 2.0% to 50.0%, with an average of 7.0% during the surrender charge period and 13.0% thereafter at December 31, 2006.
     5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity. As the nature of the cash flows used to derive the fair value of these reserves may be quite varied, the fair value is calculated as the average of the results from 1,000 stochastic scenarios. These scenarios incorporate assumptions regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process. The negative GMWB reserve at December 31, 2007 and 2006 totaled $10.4 million and $56.0 million, respectively, and is included in other assets. GMAB benefits are offered on some variable annuity plans starting in 2007 and issues are minimal as of December 31, 2007.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for these lifetime benefits are calculated as required by SOP 03-1. At December 31, 2007 and 2006, these SOP 03-1 reserves totaled $4.8 million and $4.6 million, respectively.

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2007 and 2006, are consistent with those used for calculating the GMDB liability. These GMIB SOP 03-1 reserves are minimal at December 31, 2007 and 2006.

     OTHER LIABILITIES - INSURANCE AND ANNUITIZATION BENEFITS
     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life ("ISWL") plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. The total liability for this block is the low tier funding using the lower credited rate associated with surrenders, plus the SOP 03-1 annuitization reserve.

     Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:

-------------------------------------------------------------------------------------------------------------------
                                 DECEMBER 31, 2007                            DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------------
Benefit Type                  Liability      Net Amount    Weighted        Liability     Net Amount      Weighted
                            (in millions)      at Risk     Average        (in millions)   at Risk         Average
                                           (in millions)*  Attained Age                 (in millions)*  Attained Age
-------------------------------------------------------------------------------------------------------------------
UL insurance benefit           $ 50.7        $ 5,332.3     54.4 years        $ 56.9       $ 4,992.5      54.5 years
Two-tier annuitization         $ 6.5          $ 34.6       61.5 years        $ 6.8        $ 36.5         60.7 years
ISWL account balance
adjustment                     $ 46.9           n/a          n/a             $ 39.7         n/a            n/a
-------------------------------------------------------------------------------------------------------------------

     * Net amount at risk ("NAR") for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero projected excess benefits.

     The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2007 and 2006:

     1)   Use of a series of deterministic premium persistency scenarios.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates equal to the credited interest rates, approximately 4% to 5% projected.

     The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2007 and 2006:

     1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates are equal to credited interest rates, approximately 3% to 4%.

9.   BORROWINGS

     The aggregate carrying value and fair value of borrowings at December 31, 2007 and 2006 were as follows (in thousands):

---------------------------------------------------------------------------------------------------
                                                         DECEMBER 31,
                                               2007                              2006
---------------------------------------------------------------------------------------------------
                                     CARRYING                          CARRYING
                                       VALUE        FAIR VALUE          VALUE        FAIR VALUE
---------------------------------------------------------------------------------------------------
Surplus notes                           $ 249,280      $ 290,163         $ 249,265       $ 308,550
Tuscany notes                                   -              -           114,381         114,381
Mortgage loans                             17,416         17,416            34,866          34,866
VIE equity classes                          3,750          3,750             3,750           3,750
FHLB short-term notes                     250,000        250,000                 -               -
Short-term borrowings from Parent          32,020         32,020                 -               -
---------------------------------------------------------------------------------------------------
Total                                   $ 552,466      $ 593,349         $ 402,262       $ 461,547
-----------------------------------==============================---===============================
-----------------------------------==============================---===============================

Long-term borrowings                    $ 270,446      $ 311,329         $ 287,881       $ 347,166
Short-term borrowings                     250,000        250,000           114,381         114,381
Short-term borrowings from Parent          32,020         32,020                 -               -
---------------------------------------------------------------------------------------------------
Total                                   $ 552,466      $ 593,349         $ 402,262       $ 461,547
-----------------------------------==============================---===============================

Due in 2008                             $ 299,436      $ 299,436
Due after 5 years                         253,030        293,913
---------------------------------------------------------------------------------------------------
Total                                   $ 552,466      $ 593,349
-----------------------------------==============================----------------------------------

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250.0 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, for statutory reporting purposes, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in each of 2007, 2006 and 2005.

     TUSCANY NOTES
     On December 19, 2001, Tuscany CDO, Limited ("Tuscany"), a VIE in which Jackson was the primary beneficiary, issued $900.0 million of senior and subordinated notes. At issuance, the most senior notes, initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties with the remaining senior and subordinated notes retained by the Company. The most senior notes were paid in full by August 2006. In 2003, the second most senior notes, initially totaling $129.0 million, due February 25, 2015 were sold to unrelated parties. The remaining outstanding notes were paid in full by February 2007 and Tuscany was liquidated and dissolved. The most senior notes bore interest at LIBOR plus .38% and the second most senior notes bore interest at LIBOR plus .47% (collectively, "Tuscany Notes"). At December 31, 2006, the weighted average rate on the Tuscany Notes was 5.93%. Interest paid totaled $3.5 million, $11.0 million and $6.8 million in 2007, 2006 and 2005, respectively.

     MORTGAGE LOANS
     At December 31, 2007 and 2006, certain consolidated real estate VIEs, have outstanding mortgage loans at a weighted average interest rate of 6.77% and 6.53%, respectively, with maturities through 2008 and 2016, respectively. Interest paid totaled $1.2 million, $2.8 million and $273 thousand in 2007, 2006 and 2005, respectively.

     VIE EQUITY CLASSES
     Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt maturing in November 2013. Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrued interest at a weighted average interest rate of 6.99% and 7.12% at December 31, 2007 and 2006, respectively. Interest paid on the notes in 2007, 2006 and 2005 totaled $384 thousand, $20.0 million and $664 thousand, respectively.

     FHLB SHORT-TERM NOTES
     On December 15, 2007, Jackson entered into a short-term note program with the FHLB. The FHLB short-term notes mature on March 11, 2008. Interest rates reset monthly and are based on the FHLB Cost of Funds Index plus 19 basis points (4.45% per annum at December 31, 2007). Jackson paid $92 thousand of interest on these notes during 2007.

     SHORT-TERM BORROWINGS FROM PARENT
     On December 21, 2007, Jackson entered into an unsecured cash advance facility with Prudential. The $32 million advance is due December 26, 2008 or earlier upon demand. Interest, at 4.4% per annum, is due on the repayment date.

10.  REVERSE REPURCHASE AGREEMENTS

     During 2007 and 2006, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $14.2 million and $33.9 million during 2007 and 2006, respectively, at weighted average interest rates of 5.05% and 4.53%, respectively. There was no outstanding balance as of December 31, 2007 or 2006. Interest paid totaled $0.7 million, $1.5 million and $0.4 million in 2007, 2006 and 2005, respectively. The highest level of short-term borrowings at any month end was $100.0 million in 2007 and $230.0 million in 2006.

11.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     In connection with the purchase of Life of Georgia, Jackson acquired certain lines of business that were wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

     With the approval of the Michigan Commissioner of Insurance, Jackson cedes the guaranteed minimum death benefit coverage associated with certain variable annuities issued prior to 2002 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential.

     The effect of reinsurance on premiums was as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                           2007              2006              2005
------------------------------------------------------------------------------------------------------------
Direct premiums:
Life                                                    $ 328,787         $ 345,020         $ 347,831
Accident and health                                        20,211            22,018            14,855
Plus reinsurance assumed:
Life                                                       21,834            23,444            12,629
Accident and health                                         1,744             2,101             1,232
Less reinsurance ceded:
Life                                                     (131,537)         (137,715)         (134,258)
Accident and health                                       (21,955)          (24,119)          (16,087)
Guaranteed annuity benefits                               (28,784)          (34,548)          (27,141)
------------------------------------------------------------------------------------------------------------
Total net premiums                                       $ 190,300         $ 196,201         $ 199,061
--------------------------------------------------------================--================--================

     Premiums ceded for guaranteed annuity benefits included $17.2 million, $24.5 million and $19.4 million premiums ceded to PARC during 2007, 2006 and 2005, respectively.

     Components of the reinsurance recoverable asset were as follows (in thousands):

--------------------------------------------------------------------------------------------
                                                                       DECEMBER 31,
                                                                 2007              2006
--------------------------------------------------------------------------------------------
Reserves:
Life                                                          $ 785,467         $ 735,904
Accident and health                                              27,231            32,560
Guaranteed annuity benefits                                     140,473            70,675
Claims liability                                                 57,205            37,997
Other                                                            13,865             9,831
--------------------------------------------------------------------------------------------
Total                                                        $1,024,241         $ 886,967
--------------------------------------------------------================--================--

     Reserves reinsured through Brooke Life were $54.9 million and $56.8 million at December 31, 2007 and 2006, respectively. Reserves reinsured through PARC were $113.3 million and $54.7 million at December 31, 2007 and 2006, respectively.

12.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
                                                             2007              2006              2005
------------------------------------------------------------------------------------------------------------
Current tax expense                                           $ 202,037         $ 240,858         $ 174,180
Deferred tax expense                                             50,254            22,558           141,115
------------------------------------------------------------------------------------------------------------
Federal income tax expense                                    $ 252,291         $ 263,416         $ 315,295
--------------------------------------------------------================--================--================

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2007, 2006 and 2005 were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
                                                             2007              2006              2005
------------------------------------------------------------------------------------------------------------
Income taxes at statutory rate                                $ 305,050         $ 278,612         $ 318,279
Dividends received deduction                                    (48,896)          (15,156)           (3,437)
Other                                                            (3,863)              (40)              453
------------------------------------------------------------------------------------------------------------
Provision for federal income taxes                            $ 252,291         $ 263,416         $ 315,295
--------------------------------------------------------================--================--================
Effective tax rate                                                28.9%             33.1%             34.7%
--------------------------------------------------------================--================--================

     Federal income taxes paid were $126.0 million, $214.0 million and $165.1 million in 2007, 2006 and 2005, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                                         December 31,
                                                                                   2007              2006
------------------------------------------------------------------------------------------------------------
GROSS DEFERRED TAX ASSET
Difference between financial reporting and the tax basis of:
  Policy reserves and other insurance items                                     $ 917,329         $ 860,143
  Investments                                                                     117,960           138,758
  Deferred compensation                                                            67,737            56,866
  Net unrealized losses on available for sale securities                           88,501                 -
  Other, net                                                                      100,599            48,543
------------------------------------------------------------------------------------------------------------
Total gross deferred tax asset                                                  1,292,126         1,104,310
------------------------------------------------------------------------------------------------------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
  Deferred acquisition costs and sales inducements                             (1,152,693)         (976,968)
  Other assets                                                                    (50,607)           (3,354)
  Net unrealized gains on available for sale securities                                 -           (80,579)
  Other, net                                                                      (13,217)          (27,249)
------------------------------------------------------------------------------------------------------------
Total gross deferred tax liability                                             (1,216,517)       (1,088,150)
------------------------------------------------------------------------------------------------------------

Net deferred tax asset                                                     $      75,609     $      16,160
--------------------------------------------------------------------------================--================

     Management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the gross deferred tax asset.

     At December 31, 2007, the Company had no federal tax capital loss carryforwards available for future use.

     In August, 2007, the IRS issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. During 2007 and 2006, the Company recognized an income tax benefit of $48.9 million and $15.2 million, respectively, related to the separate account DRD.

13.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2007 and 2006, Jackson had recorded accruals totaling $35.0 million and $11.0 million, respectively. Additionally, in connection with the purchase of Life of Georgia, Jackson assumed a $9.4 million liability related to a class action lawsuit. This liability has been fully indemnified by ING Groep, N.V. ("ING") and an indemnification receivable equal to the liability has been included in other assets. The liability and indemnification receivable are reduced as payments are made by ING and totaled $2.0 million and $9.4 million at December 31, 2007 and 2006, respectively.

     The Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $281.4 million at December 31, 2007. Unfunded fixed-rate commercial mortgage loan commitments and available lines of credit totaled $206.8 million and $18.6 million, respectively, at December 31, 2007.

     The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2007, Jackson recorded a liability of $9.9 million for future lease payments. Lease expense was $17.1 million, $23.0 million and $28.5 million in 2007, 2006 and 2005, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

     2008                    $ 8,043
     2009                      6,648
     2010                      5,935
     2011                      6,100
     2012                      6,155
     Thereafter               31,126
                      ---------------
     Total                   $ 64,007
                      ===============

     Jackson subleased office space under several operating leases that expire at various dates through 2008. Total future lease income to be received on the subleased property is $0.8 million. Lease income for the subleased property totaled $0.7 million per year in 2007, 2006 and 2005.

14.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net income less realized gains or 10% of the Company's statutory surplus for the prior year. In 2008, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $490.0 million.

     The  Company  received  capital  contributions  from  its  parent  of $30.6 million, $49.7 million and $292.3 million in 2007, 2006 and 2005, respectively. The capital contributions included $30.6 million, $29.1 million and $31.6 million in 2007, 2006 and 2005, respectively, from Brooke Life's forgiveness of an intercompany tax liability. Contributions received in 2006 also included the transfer of $6.9 million in net assets of an affiliate. Contributions received in 2005 also included common stock of $260.7 million in Life of Georgia. Dividend payments were $246.0 million, $209.1 million and $410.8 million in 2007, 2006 and 2005, respectively. Dividends paid in 2005 include $260.8 million paid to Brooke Life to fund the purchase of Life of Georgia.

     Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.0 billion and $3.7 billion at December 31, 2007 and 2006, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $490.0 million, $412.3 million and $565.1 million in 2007, 2006 and 2005, respectively. Statutory net income included pre-acquisition Life of Georgia net income of $112.1 million in 2005, in accordance with statutory guidelines.

15.  OTHER RELATED PARTY TRANSACTIONS

     The  Company's  investment  portfolio  is  managed  by  PPM  America,  Inc.
     ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $34.1 million, $35.9 million and $35.6 million to PPM for investment advisory services during 2007, 2006 and 2005, respectively.

     Jackson has entered into shared  services  administrative  agreements  with affiliates National Planning Holdings, Inc. and PPMA. Under the shared services administrative agreements, Jackson charged $5.0 million, $5.2 million and $5.0 million of certain management and corporate services expenses to affiliates in 2007, 2006 and 2005, respectively.

     Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures on September 9, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2007 or 2006. The highest outstanding loan balance during 2007 and 2006 was $26.0 million and $11.5 million, respectively. Interest and commitment fees totaled $524 thousand, $175 thousand and $306 thousand during 2007, 2006 and 2005, respectively.

16.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $12.3 million, $8.9 million and $7.2 million in 2007, 2006 and 2005, respectively.

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2007 and 2006, the liability for such plans totaled $194.0 million and $162.4 million, respectively and is included in other liabilities. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, was $18.4 million, $21.5 million and $18.6 million in 2007, 2006 and 2005, respectively. Investment income on the mutual funds totaled $15.0 million, $18.3 million and $9.7 million in 2007, 2006 and 2005, respectively.

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Jackson National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2007 and 2006, and the related consolidated income statements and the consolidated statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois
March 5, 2008

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                    DECEMBER 31,
ASSETS                                                                                      2007                   2006
--------------------------------------------------------------------------------------------------------------------------------
  Investments:
    Cash and short-term investments                                                      $ 642,600              $ 946,386
    Securities available for sale, at fair value:
      Fixed maturities (amortized cost: 2007, $37,320,138; 2006, $38,022,986)           37,050,644             38,239,906
      Equities (cost: 2007, $299,050; 2006, $107,750)                                      315,730                121,593
    Trading securities, at fair value                                                      622,470                549,300
    Commercial mortgage loans                                                            5,475,604              5,290,788
    Policy loans                                                                           829,493                815,725
    Other invested assets                                                                1,617,957              1,168,929
--------------------------------------------------------------------------------------------------------------------------------
Total investments                                                                       46,554,498             47,132,627
--------------------------------------------------------------------------------------------------------------------------------

    Accrued investment income                                                              455,208                533,887
    Deferred acquisition costs                                                           3,438,686              3,065,327
    Deferred sales inducements                                                             359,857                297,051
    Reinsurance recoverable                                                              1,024,241                886,967
    Income taxes receivable from Parent                                                      7,459                 53,799
    Deferred income taxes                                                                   75,609                 16,160
    Other assets                                                                           189,117                220,016
    Separate account assets                                                             29,912,139             22,243,997
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                          $ 82,016,814           $ 74,449,831
-------------------------------------------------------------------------------------====================---====================

LIABILITIES AND STOCKHOLDER'S EQUITY
  LIABILITIES
    Policy reserves and liabilities:
      Reserves for future policy benefits and claims payable                           $ 2,505,096            $ 2,485,338
      Deposits on investment contracts                                                  33,323,783             34,634,715
      Guaranteed investment contracts                                                    1,950,925              1,995,013
    Trust instruments supported by funding agreements                                    5,189,453              5,204,275
    Federal Home Loan Bank funding agreements                                            1,403,203                601,397
    Short-term borrowings from Parent                                                       32,020                      -
    Short-term borrowings                                                                  250,000                114,381
    Long-term borrowings                                                                   270,446                287,881
    Securities lending payable                                                             225,516                235,888
    Other liabilities                                                                    1,525,170              1,402,440
    Separate account liabilities                                                        29,912,139             22,243,997
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       76,587,751             69,205,325
--------------------------------------------------------------------------------------------------------------------------------
Minority interest                                                                          131,210                148,495
--------------------------------------------------------------------------------------------------------------------------------

STOCKHOLDER'S EQUITY
    Common stock, $1.15 par value; authorized 50,000 shares;
      issued and outstanding 12,000 shares                                                  13,800                 13,800
    Additional paid-in capital                                                           2,934,881              2,904,276
    Accumulated other comprehensive income (loss), net of
      tax of $(49,127) in 2007 and $59,665 in 2006                                        (91,235)               110,807
    Retained earnings                                                                    2,440,407              2,067,128
--------------------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                               5,297,853              5,096,011
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                            $ 82,016,814           $ 74,449,831
-------------------------------------------------------------------------------------====================---====================

CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                               YEARS ENDED DECEMBER 31,
                                                                      2007              2006               2005
---------------------------------------------------------------------------------------------------------------
REVENUES
  Premiums                                                         $ 190,300         $ 196,201         $ 199,061
  Net investment income                                            2,945,516         2,904,787         2,879,440
  Net realized gains (losses) on investments and capital assets     (90,574)          (57,710)           12,984
  Risk management activity                                            36,458          (105,227)          169,827
  Fee income                                                       1,000,661           711,584           509,376
  Other income                                                        27,783            62,532            38,815
    Total revenues                                                 4,110,144         3,712,167         3,809,503
BENEFITS AND EXPENSES
  Death and other policy benefits                                    488,280           490,527           428,162
  Interest credited on deposit liabilities                         1,409,771         1,450,048         1,434,807
  Interest expense on trust instruments supported
    by funding agreements                                            278,604           269,577           217,917
  Interest expense on Federal Home Loan Bank advances, notes
    and reverse repurchase agreements                                 66,647            52,817            50,249
  Increase (decrease) in reserves, net of reinsurance                (29,437)          (37,266)           19,466
  Commissions                                                        796,876           663,176           537,303
  General and administrative expenses                                468,582           387,011           341,793
  Deferral of policy acquisition costs                              (777,230)         (675,098)         (556,564)
  Deferral of sales inducements                                     (140,722)         (101,525)          (92,381)
  Amortization of acquisition costs:
    Attributable to operations                                       552,626           318,443           364,907
    Attributable to risk management activity                          17,182            (3,302)           64,962
    Attributable to net realized gains (losses) on investments       (23,142)          (10,501)            2,671
  Amortization of deferred sales inducements:
    Attributable to operations                                        95,102           109,043            55,639
    Attributable to risk management activity                          15,979           (35,058)            7,632
    Attributable to net realized gains (losses) on investments        (2,940)           (2,576)              459
  Amortization of acquired insurance                                     -            23,578            22,190
    Total benefits and expenses                                    3,216,178         2,898,894         2,899,212
    Pretax income before minority interest                           893,966           813,273           910,291
  Minority interest                                                  (22,396)          (17,236)             (922)
    Pretax income                                                    871,570           796,037           909,369
  Federal income tax expense                                         252,291           263,416           315,295
    Income before extraordinary gain                                 619,279           532,621           594,074
  Extraordinary gain, net of tax benefit of $908                          -             8,944                 -
NET INCOME                                                         $ 619,279         $ 541,565         $ 594,074
-------------------------------------------------------------------=============---===============---===============

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                   YEARS ENDED DECEMBER 31,
                                                         2007                    2006                   2005
--------------------------------------------------------------------------------------------------------------
COMMON STOCK, BEGINNING AND END OF YEAR                $ 13,800               $ 13,800               $ 13,800
ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                     2,904,276              2,854,533              2,562,214
  Capital contributions                                  30,605                 49,743                292,319
End of year                                           2,934,881              2,904,276              2,854,533


ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                       110,807                263,203                745,430
  Net unrealized investment losses, net of
    reclassification adjustment and net of tax         (202,042)              (152,396)              (482,227)
End of year                                             (91,235)               110,807                263,203

RETAINED EARNINGS
Beginning of year                                     2,067,128              1,734,621              1,551,347
  Net income                                            619,279                541,565                594,074
  Dividends paid to stockholder                        (246,000)              (209,058)              (410,800)
End of year                                           2,440,407              2,067,128              1,734,621
--------------------------------------------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                          $ 5,297,853            $ 5,096,011            $ 4,866,157
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                            YEARS ENDED DECEMBER 31,
                                                              2007                    2006                   2005
-------------------------------------------------------------------------------------------------------------------------
Net income                                                  $ 619,279              $ 541,565              $ 594,074
Net unrealized holding losses arising during
  the period, net of tax of $(102,737) in 2007; $(86,061)
  in 2006 and $(243,143) in 2005                            (190,798)              (159,828)              (451,661)
Reclassification adjustment for losses (gains) included in
  net income, net of tax of $(6,055) in 2007; $4,001
  in 2006 and $(16,459) in 2005                              (11,244)                 7,432                (30,566)
-------------------------------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME                                        $ 417,237              $ 389,169              $ 111,847
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)
----------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                   YEARS ENDED DECEMBER 31,
                                                                        2007                  2006                 2005
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                          $ 619,279             $ 541,565          $ 594,074
  Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
      Net realized (gains) losses on investments                         90,574                57,710            (12,984)
      Unrealized (gains) losses on trading portfolio                      6,496               (10,937)              (565)
      Risk management activity                                          (36,458)              105,227           (169,827)
      Interest credited on deposit liabilities                        1,409,771             1,450,048          1,434,807
      Interest expense on trust instruments supported
        by funding agreements                                           278,604               269,577            217,917
      Interest expense on Federal Home Loan Bank funding
        agreements                                                       50,178                18,147                209
      Mortality, expense and surrender charges                         (298,384)             (282,931)          (245,877)
      Amortization of discount and premium on investments                65,787                76,919            (72,853)
      Deferred income tax provision                                      50,254                22,558            141,115
      Change in (net of effects of contribution of subsidiary in 2006):
        Accrued investment income                                        78,679                19,233             (7,630)
        Deferred sales inducements and acquisition costs               (263,145)             (401,934)          (154,653)
        Trading portfolio activity, net                                 (91,761)              (25,082)           (13,522)
        Value of acquired insurance                                           -                23,578             22,190
        Income taxes receivable from Parent                              46,340                (3,166)           (22,523)
        Other assets and liabilities, net                              (147,951)               50,624            348,543
-------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                             1,858,263             1,911,136          2,058,421
-------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Sales of fixed maturities and equities available for sale           4,810,384             5,384,731          2,889,975
  Principal repayments, maturities, calls and redemptions:
    Fixed maturities available for sale                               3,074,597             2,593,502          2,956,801
    Commercial mortgage loans                                           845,333               770,151            914,758
  Purchases of:
    Fixed maturities and equities available for sale                 (7,542,552)           (6,300,678)        (6,676,587)
    Commercial mortgage loans                                        (1,031,580)           (1,067,685)        (1,278,434)
  Other investing activities                                           (143,207)             (543,162)          (419,823)
-------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                      12,975               836,859         (1,613,310)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                         13,262,218            11,232,706          9,355,451
    Withdrawals                                                      (8,425,907)           (8,095,806)        (6,598,525)
  Net transfers to separate accounts                                 (6,915,504)           (5,363,753)        (3,564,891)
  Proceeds from borrowings                                              250,000                     -                  -
  Payments on borrowings                                               (131,831)             (119,543)            (3,747)
  Proceeds from short-term borrowings from Parent                        32,000                     -                  -
  Payment of cash dividends to Parent                                  (246,000)             (209,058)          (410,800)
  Capital contribution                                                        -                24,150             86,670
-------------------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                (2,175,024)           (2,531,304)        (1,135,842)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS             (303,786)              216,691           (690,731)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                      946,386               729,695          1,420,426
-------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                  $ 642,600             $ 946,386          $ 729,695
--------------------------------------------------------------------============----==================---==================
--------------------------------------------------------------------============----==================---==================

          See accompanying notes to consolidated financial statements.

PART C.  OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

        (a)       Financial Statements:

                  (1) Financial statements and schedules included in Part A:

                             Not Applicable

                  (2) Financial statements and schedules included in Part B:

                       Jackson National Separate Account - I:

                             Report of Independent Registered Public Accounting
                               Firm
                             Statements of Assets and Liabilities as of
                               December 31, 2007
                             Statements of Operations for the period ended
                               December 31, 2007
                             Statement of Changes in Net Assets for the periods
                               Ended December 31, 2007 and 2006
                             Notes to Financial Statements

                       Jackson National Life Insurance Company:

                             Report of Independent Registered Public Accounting
                               Firm
                             Consolidated Balance Sheets as of December 31,
                               2007 and 2006
                             Consolidated Income Statements for the years ended
                               December 31, 2007, 2006, and 2005
                             Consolidated Statements of Stockholder's Equity and
                               Comprehensive Income for the years ended
                               December 31, 2007, 2006, and 2005
                             Consolidated Statements of Cash Flows for the years
                               ended December 31, 2007, 2006, and 2005
                             Notes to Consolidated Financial Statements

Item 24.(b)   Exhibits

Exhibit
No.      Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.       Not Applicable

3.a. General Distributor Agreement dated June 30, 1998, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

b. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

c. Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

4.a. Specimen of the Perspective L Series Fixed and Variable Contract, incorporated by reference to the Registrant's Statement filed on October 8, 2004 (File Nos. 333-119656 and 811-08664).

b. Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

e. Specimen of Roth Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

f. Specimen of Highest Anniversary Value Death Benefit Option Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

g. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

h. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

i. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

j. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

k. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

l. Specimen of 4% for Life Guaranteed Minimum Withdrawal Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

m. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

n. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed September 30, 2004 (File Nos. 333-119427 and 811-08664).

o. Specimen of Combination 4% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

p. Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

q. Specimen of Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

r. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

s. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

t. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

u. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

w. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

x. Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

y. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

z. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

aa. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

bb. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

cc. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

dd. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ee. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ff. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

gg. Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-333-136472 and 811-08664).

hh. Specimen of the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 32, filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

ii. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

jj. Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

kk. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ll. Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

mm. Specimen of the Guaranteed Minimum Accumulation Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

nn. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

oo. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

pp. Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

qq. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

rr.      Specimen of For Life Guaranteed Minimum Withdrawal Benefit With
         Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

ss. Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

tt. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

uu.      Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year
         Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

vv. Specimen of the For Life GMWB With bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

ww. Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

xx.      Specimen of the Joint For Life GMWB with Bonus, guaranteed
         Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated by reference to the Registrant's
         Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

5.a. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Registration Statement filed on October 8, 2004 (File Nos. 333-119656 and 811-08664).

b. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 2 filed on September 2, 2005 (File Nos. 333-119656 and 811-08664).

c. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on December 21, 2006 (File Nos. 333-119656 and 811-08664).

d. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on December 21, 2006 (File Nos. 333-119656 and 811-08664).

e. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 6, filed on April 25, 2007 (File Nos. 333-119656 and 811-08664).

f. Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 8, filed on November 28, 2007 (File Nos. 333-119656 and 811-08664).

g. Form of the Perspective L Series Fixed and Variable Annuity Application,attached hereto.

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 33-82080 and 811-08664).

b. By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.a. Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated by reference to the Registrant's
         Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

b. Amendment No. 3 to the Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

c. Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement, attached hereto.

8.       Not Applicable

9.       Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.      Not Applicable

12.      Not Applicable

Item 25.      Directors and Officers of the Depositor

Name and Principal Business Address                    Positions and Offices with Depositor

Richard D. Ash                                         Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                          Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                        Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                          Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                      Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                         Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                                         Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                          Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                                    Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                       Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                      Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                       Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.                                    Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                      Executive Vice President, Chief Financial Officer
1 Corporate Way                                        & Director
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                            Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                       Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Everett W. Kunzelman                                   Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                                          Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                                  President & Chief Executive Officer & Director
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                        Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Dean M. Miller                                         Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                         Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                      Executive Vice President & Chief Administration
1 Corporate Way                                        Officer
Lansing, MI 48951

Mark D. Nerud                                          Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                        Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                     Vice President
1 Corporate Way
Lansing, Michigan 48951

James B. Quinn                                         Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz                                      Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                      Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                      Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                         Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                                        Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                                  Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                       Chief Operating Officer & Director
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential            Holding Company
                                                        Corporations Holdings,     Activities
                                                        Limited

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Item 27.      Number of Contract Owners as of January 31, 2008

                  Qualified - 23,932
                  Non-Qualified - 19,475

Item 28.      Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

                  (a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

                  (b) Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Divisional Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                                           Regional Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                                            Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                                            Vice President
7601 Technology Way
Denver, CO 80237

Steve Papa                                              Regional Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilyn Scherer                                         Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                                       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item 30.      Location of Accounts and Records

                  Jackson National Life Insurance Company
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  Institutional Marketing Group Service Center
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  7601 Technology Way
                  Denver, Colorado 80237

                  Jackson National Life Insurance Company
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31.      Management Services

                  Not Applicable

Item 32.      Undertakings and Representations

                  a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

                  b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

                  c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                  d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

                  e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 31st day of March, 2008.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company


By: THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, Secretary, and
     General Counsel

Jackson National Life Insurance Company
(Depositor)


By: THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, Secretary, and
     General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


THOMAS J. MEYER*                                              March 31, 2008
Clark P. Manning, Jr., President, Chief
Executive Officer and Director


THOMAS J. MEYER*                                              March 31, 2008
Michael A. Wells, Director


THOMAS J. MEYER*                                              March 31, 2008
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director


THOMAS J. MEYER*                                              March 31, 2008
Robert A. Fritts, Senior Vice President
and Controller


THOMAS J. MEYER*                                              March 31, 2008
James R. Sopha, Executive Vice President and Director


* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel, and Attorney-in-Fact pursuant to Power of Attorney executed on January 2, 2008

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128 and 333-136472), JNL Separate
Account III (333-41153), JNL Separate Account IV (333-108433 and 333-118131),
and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2008.

CLARK P. MANNING, JR.
______________________________________
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
______________________________________
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
______________________________________
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
______________________________________
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
______________________________________
James R. Sopha, Executive Vice President, and Director




                                  EXHIBIT LIST

Exhibit
No.      Description

5.g. Form of the Perspective L Series Fixed and Variable Annuity Application, attached hereto as EX-5.g.

7.c.     Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement

9.       Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.